UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Variable Insurance Funds - Balanced Portfolio

Variable Insurance Funds - Money Market Portfolio

Variable Insurance Funds - Short-Term Investment-Grade Portfolio

Variable Insurance Funds - Small Company Growth Portfolio

Variable Insurance Funds - Total Bond Market Index Portfolio

Variable Insurance Funds - PRIMECAP Portfolio

Variable Insurance Funds - Diversified Value Portfolio

Variable Insurance Funds - Equity Income Portfolio

Variable Insurance Funds - Growth Portfolio

Variable Insurance Funds - High Yield Bond Portfolio

Variable Insurance Funds - International Portfolio

Vanguard Variable Insurance Funds - Balanced Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Balanced Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Balanced Portfolio	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$3,966
Number of Portfolio Holdings	1,509
Portfolio Turnover Rate	45%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	7.8%
Consumer Discretionary	7.4%
Consumer Staples	4.4%
Energy	3.6%
Financials	14.8%
Health Care	7.6%
Industrials	6.3%
Information Technology	25.7%
Materials	2.1%
Other	11.6%
Real Estate	2.4%
Utilities	5.1%
Other Assets and Liabilities—Net	1.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR106

Vanguard Variable Insurance Funds - Money Market Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Money Market Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Money Market Portfolio	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,340
Number of Portfolio Holdings	226

Distribution by Effective Maturity % of Net Assets (as of June 30, 2026)

Table Summary
1 to 7 Days	49.5%
8 to 30 Days	19.6%
31 to 60 Days	15.8%
61 to 90 Days	7.4%
91 to 180 Days	8.8%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(1.2%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR104

Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Short-Term Investment-Grade Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$2,905
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	41%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communications	4.8%
Consumer Discretionary	5.2%
Consumer Staples	4.0%
Energy	5.6%
Financials	29.5%
Health Care	7.3%
Industrials	5.4%
Materials	2.1%
Real Estate	2.8%
Technology	6.2%
Utilities	6.8%
Other	19.3%
Other Assets and Liabilities—NetFootnote Reference	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR274

Vanguard Variable Insurance Funds - Small Company Growth Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Small Company Growth Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	$15	0.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,683
Number of Portfolio Holdings	666
Portfolio Turnover Rate	77%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	1.9%
Consumer Discretionary	8.8%
Consumer Staples	1.2%
Energy	3.5%
Financials	7.8%
Health Care	23.7%
Industrials	21.7%
Information Technology	24.3%
Materials	3.1%
Real Estate	1.1%
Utilities	0.4%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR161

Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Total Bond Market Index Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$5,511
Number of Portfolio Holdings	11,475
Portfolio Turnover Rate	30%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.0%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—NetFootnote Reference	0.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR257

Vanguard Variable Insurance Funds - PRIMECAP Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about PRIMECAP Portfolio (the "Fund") (formerly known as Capital Growth Portfolio) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - PRIMECAP Portfolio	$19	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$3,116
Number of Portfolio Holdings	132
Portfolio Turnover Rate	3%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	6.3%
Consumer Discretionary	9.3%
Consumer Staples	0.9%
Energy	1.1%
Financials	5.8%
Health Care	19.2%
Industrials	11.8%
Information Technology	41.4%
Materials	1.0%
Other Assets and Liabilities—Net	3.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR277

Vanguard Variable Insurance Funds - Diversified Value Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Diversified Value Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Diversified Value Portfolio	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,431
Number of Portfolio Holdings	143
Portfolio Turnover Rate	18%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	5.4%
Consumer Discretionary	7.0%
Consumer Staples	5.4%
Energy	6.5%
Financials	23.4%
Health Care	12.0%
Industrials	11.0%
Information Technology	14.9%
Materials	6.3%
Real Estate	0.6%
Utilities	2.3%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR278

Vanguard Variable Insurance Funds - Equity Income Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Equity Income Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Income Portfolio	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$2,500
Number of Portfolio Holdings	204
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	3.0%
Consumer Discretionary	3.7%
Consumer Staples	8.1%
Energy	7.7%
Financials	20.2%
Health Care	15.4%
Industrials	10.2%
Information Technology	16.3%
Materials	3.2%
Real Estate	2.2%
Utilities	6.7%
Other Assets and Liabilities—Net	3.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR108

Vanguard Variable Insurance Funds - Growth Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Growth Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Growth Portfolio	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,728
Number of Portfolio Holdings	63
Portfolio Turnover Rate	48%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	16.4%
Consumer Discretionary	8.4%
Financials	5.9%
Health Care	7.3%
Industrials	7.8%
Information Technology	52.3%
Real Estate	0.9%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR109

Vanguard Variable Insurance Funds - High Yield Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about High Yield Bond Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$951
Number of Portfolio Holdings	1,052
Portfolio Turnover Rate	29%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communications	13.4%
Consumer Discretionary	15.4%
Consumer Staples	3.7%
Energy	10.1%
Financials	9.4%
Health Care	6.8%
Industrials	7.1%
Materials	9.5%
Real Estate	2.1%
Technology	5.3%
Utilities	2.2%
Other	8.3%
Other Assets and Liabilities—NetFootnote Reference	6.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Annuity and Insurance Services • 800-522-5555

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR260

Vanguard Variable Insurance Funds - International Portfolio

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about International Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - International Portfolio	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$3,413
Number of Portfolio Holdings	126
Portfolio Turnover Rate	20%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Asia	40.6%
Europe	41.4%
North America	9.9%
Oceania	0.8%
South America	4.3%
Other Assets and Liabilities—Net	3.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

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SR110

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Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Balanced Portfolio

Contents
Financial Statements	1

Balanced Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (65.4%)
Communication Services (6.4%)
	Alphabet Inc. Class A	524,613	187,481
	Walt Disney Co.	233,583	22,482
	Meta Platforms Inc. Class A	32,707	18,423
*	Netflix Inc.	185,414	13,239
*,1	Space Exploration Technologies Corp. Class A	66,668	11,391
			253,016
Consumer Discretionary (6.6%)
*	Amazon.com Inc.	455,870	108,652
*	Tesla Inc.	73,507	30,917
	Home Depot Inc.	78,092	27,542
	Marriott International Inc. Class A	71,398	26,459
	Yum! Brands Inc.	120,898	19,327
	Darden Restaurants Inc.	91,129	18,773
	Ross Stores Inc.	80,023	17,033
	TJX Cos. Inc.	96,602	14,635
			263,338
Consumer Staples (2.7%)
	Coca-Cola Co.	355,766	28,913
*	US Foods Holding Corp.	261,299	26,718
	Philip Morris International Inc.	130,848	23,672
	British American Tobacco plc	314,216	19,444
	Archer-Daniels-Midland Co.	86,331	6,596
			105,343
Energy (2.1%)
	Targa Resources Corp.	129,444	34,709
	Devon Energy Corp.	808,093	33,391
	Cheniere Energy Inc.	37,330	8,922
	Marathon Petroleum Corp.	27,016	6,907
			83,929
Financials (6.8%)
	Blackrock Inc.	52,442	50,426
	Mastercard Inc. Class A	80,256	41,220
	UBS Group AG (Registered)	829,826	41,127
*	Berkshire Hathaway Inc. Class B	55,644	27,844
	Nasdaq Inc.	301,356	23,753
	Wells Fargo & Co.	224,724	18,571
	American International Group Inc.	245,175	18,273
	Fifth Third Bancorp	319,678	18,020
	Bank of New York Mellon Corp.	102,594	14,836
	Morgan Stanley	38,370	8,021
	JPMorgan Chase & Co. (XYNS)	22,397	7,331
			269,422
Health Care (5.4%)
	Merck & Co. Inc.	320,850	41,229
	Eli Lilly & Co.	26,858	32,214
	Stryker Corp.	68,861	21,680
	UnitedHealth Group Inc.	49,900	20,740
	CVS Health Corp.	188,607	19,512
	Cardinal Health Inc.	70,530	16,755
	HCA Healthcare Inc.	42,705	16,650
	GSK plc ADR	311,125	16,309
	AstraZeneca plc	60,224	11,244
*	Mettler-Toledo International Inc.	7,209	9,210
*	Centene Corp.	140,856	9,042
			214,585
1

Balanced Portfolio
				Shares	Market Value• ($000)
Industrials (5.6%)
		General Electric Co.		95,725	35,775
		Eaton Corp. plc		77,274	32,928
		Deere & Co.		42,184	26,759
		WW Grainger Inc.		18,438	25,083
		Johnson Controls International plc		168,597	24,634
		Northrop Grumman Corp.		44,333	22,579
		PACCAR Inc.		133,767	16,068
*		Uber Technologies Inc.		207,365	14,963
		Honeywell International Inc.		55,697	12,471
*		Honeywell Aerospace Inc.		55,697	12,314
					223,574
Information Technology (24.7%)
		NVIDIA Corp.		887,843	177,649
		Apple Inc.		532,487	154,081
		Microsoft Corp.		324,761	121,142
		Broadcom Inc.		229,339	86,633
		Micron Technology Inc.		45,053	52,004
*		Advanced Micro Devices Inc.		86,015	49,967
*		Intel Corp.		345,085	48,184
		Amphenol Corp. Class A		182,516	32,181
		Texas Instruments Inc.		107,627	32,080
		Corning Inc.		119,470	30,516
		International Business Machines Corp.		90,014	25,313
		Taiwan Semiconductor Manufacturing Co. Ltd. ADR		51,249	24,475
*		Cadence Design Systems Inc.		61,352	23,027
		Seagate Technology Holdings plc		23,629	22,802
		Jabil Inc.		57,158	22,033
*		Snowflake Inc.		74,957	19,077
		ASML Holding NV GDR (Registered)		9,360	18,621
		Infineon Technologies AG		118,833	11,194
		Applied Materials Inc.		14,259	10,309
*		Flex Ltd.		62,709	10,163
*		Sandisk Corp.		2,844	6,467
*		Via Transportation Inc. Class A		53,652	973
					978,891
Materials (1.9%)
		Anglo American plc		386,670	18,967
		Linde plc		33,589	17,431
		Corteva Inc.		185,649	15,723
		Sherwin-Williams Co.		33,929	11,682
		Freeport-McMoRan Inc.		155,087	9,753
					73,556
Real Estate (1.7%)
		Simon Property Group Inc.		162,635	36,373
		Welltower Inc.		122,725	27,855
		Weyerhaeuser Co.		159,984	3,830
					68,058
Utilities (1.5%)
		Sempra		352,100	32,643
		Dominion Energy Inc.		387,209	26,443
					59,086
Total Common Stocks (Cost $2,014,516)					2,592,798
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (9.5%)
U.S. Government Securities (9.0%)
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	6,671	6,464
[2]	United States Treasury Note/Bond	3.500%	10/31/2027	17,549	17,398
	United States Treasury Note/Bond	4.125%	10/31/2027	3,019	3,018
	United States Treasury Note/Bond	3.375%	11/30/2027	3,216	3,181
	United States Treasury Note/Bond	4.000%	12/15/2027	5,873	5,860
	United States Treasury Note/Bond	3.375%	12/31/2027	10,429	10,309
	United States Treasury Note/Bond	3.875%	12/31/2027	738	735
2

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.250%	1/15/2028	3,351	3,354
	United States Treasury Note/Bond	4.250%	2/15/2028	2,130	2,132
	United States Treasury Note/Bond	3.375%	2/29/2028	7,307	7,216
	United States Treasury Note/Bond	3.875%	3/31/2028	6,664	6,632
	United States Treasury Note/Bond	3.750%	4/15/2028	4,181	4,151
	United States Treasury Note/Bond	3.750%	4/30/2028	9,333	9,265
	United States Treasury Note/Bond	3.750%	5/15/2028	1,719	1,706
	United States Treasury Note/Bond	3.625%	5/31/2028	336	333
	United States Treasury Note/Bond	3.875%	6/15/2028	965	960
	United States Treasury Note/Bond	3.625%	8/15/2028	933	923
	United States Treasury Note/Bond	3.375%	9/15/2028	5,230	5,143
	United States Treasury Note/Bond	3.500%	11/15/2028	1,031	1,016
	United States Treasury Note/Bond	3.500%	2/15/2029	397	391
	United States Treasury Note/Bond	4.250%	2/28/2029	4,623	4,632
	United States Treasury Note/Bond	3.500%	3/15/2029	2,319	2,280
	United States Treasury Note/Bond	4.125%	3/31/2029	6,383	6,376
	United States Treasury Note/Bond	3.875%	4/15/2029	14,791	14,681
	United States Treasury Note/Bond	4.625%	4/30/2029	3,370	3,411
	United States Treasury Note/Bond	3.875%	5/15/2029	4,282	4,250
	United States Treasury Note/Bond	4.500%	5/31/2029	4,797	4,841
	United States Treasury Note/Bond	4.250%	6/30/2029	7,159	7,175
	United States Treasury Note/Bond	4.000%	7/31/2029	5,802	5,774
	United States Treasury Note/Bond	3.625%	8/31/2029	595	586
	United States Treasury Note/Bond	3.500%	9/30/2029	6,238	6,112
	United States Treasury Note/Bond	3.875%	9/30/2029	84	83
	United States Treasury Note/Bond	4.000%	10/31/2029	334	332
	United States Treasury Note/Bond	4.125%	10/31/2029	5,172	5,164
	United States Treasury Note/Bond	4.125%	11/30/2029	5,463	5,455
	United States Treasury Note/Bond	4.375%	12/31/2029	4,956	4,989
	United States Treasury Note/Bond	4.250%	1/31/2030	2,060	2,065
	United States Treasury Note/Bond	4.000%	2/28/2030	4,438	4,411
	United States Treasury Note/Bond	4.000%	3/31/2030	693	689
	United States Treasury Note/Bond	3.500%	4/30/2030	317	309
	United States Treasury Note/Bond	3.875%	4/30/2030	4,970	4,916
	United States Treasury Note/Bond	3.750%	5/31/2030	538	530
	United States Treasury Note/Bond	4.000%	5/31/2030	2,505	2,489
	United States Treasury Note/Bond	3.875%	6/30/2030	3,797	3,754
	United States Treasury Note/Bond	3.625%	8/31/2030	3,554	3,478
	United States Treasury Note/Bond	3.625%	9/30/2030	2,804	2,743
	United States Treasury Note/Bond	3.500%	11/30/2030	10,564	10,268
	United States Treasury Note/Bond	3.625%	12/31/2030	2,637	2,576
	United States Treasury Note/Bond	3.750%	12/31/2030	234	230
	United States Treasury Note/Bond	3.750%	1/31/2031	6,513	6,391
	United States Treasury Note/Bond	3.500%	2/28/2031	7,778	7,551
	United States Treasury Note/Bond	3.875%	3/31/2031	6,113	6,027
[3]	United States Treasury Note/Bond	3.875%	4/30/2031	27,974	27,576
	United States Treasury Note/Bond	4.125%	5/31/2031	11,453	11,414
	United States Treasury Note/Bond	4.125%	6/30/2031	1,210	1,206
	United States Treasury Note/Bond	4.125%	7/31/2031	1,152	1,148
	United States Treasury Note/Bond	3.625%	9/30/2031	1,416	1,377
	United States Treasury Note/Bond	4.375%	1/31/2032	120	121
	United States Treasury Note/Bond	4.000%	4/30/2032	106	105
	United States Treasury Note/Bond	4.000%	6/30/2032	460	453
	United States Treasury Note/Bond	3.875%	8/31/2032	1,344	1,315
	United States Treasury Note/Bond	3.875%	9/30/2032	2,094	2,048
	United States Treasury Note/Bond	3.750%	10/31/2032	1,562	1,516
	United States Treasury Note/Bond	3.875%	12/31/2032	1,067	1,042
	United States Treasury Note/Bond	3.750%	2/28/2033	1,615	1,564
	United States Treasury Note/Bond	4.250%	3/31/2033	1,960	1,954
	United States Treasury Note/Bond	4.250%	5/31/2033	1,570	1,564
	United States Treasury Note/Bond	4.250%	8/15/2035	4,978	4,915
	United States Treasury Note/Bond	4.000%	11/15/2035	1,704	1,649
	United States Treasury Note/Bond	4.125%	2/15/2036	6,865	6,700
	United States Treasury Note/Bond	4.375%	5/15/2036	12,994	12,926
	United States Treasury Note/Bond	2.000%	11/15/2041	9,117	6,315
	United States Treasury Note/Bond	2.375%	2/15/2042	865	631
	United States Treasury Note/Bond	3.375%	8/15/2042	6,736	5,622
	United States Treasury Note/Bond	4.000%	11/15/2042	3,193	2,883
	United States Treasury Note/Bond	3.875%	5/15/2043	3,846	3,400
	United States Treasury Note/Bond	4.500%	2/15/2044	776	739
3

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.625%	11/15/2044	776	748
	United States Treasury Note/Bond	4.750%	2/15/2045	646	632
	United States Treasury Note/Bond	5.000%	5/15/2045	476	481
	United States Treasury Note/Bond	4.625%	11/15/2045	1,493	1,434
	United States Treasury Note/Bond	2.500%	2/15/2046	3,392	2,340
	United States Treasury Note/Bond	4.625%	2/15/2046	6,527	6,264
	United States Treasury Note/Bond	5.000%	5/15/2046	1,743	1,756
	United States Treasury Note/Bond	2.375%	5/15/2051	179	112
	United States Treasury Note/Bond	4.000%	11/15/2052	110	94
	United States Treasury Note/Bond	3.625%	5/15/2053	537	429
	United States Treasury Note/Bond	4.125%	8/15/2053	1,166	1,019
	United States Treasury Note/Bond	4.750%	11/15/2053	749	724
	United States Treasury Note/Bond	4.625%	5/15/2054	1,383	1,313
	United States Treasury Note/Bond	4.500%	11/15/2054	395	368
	United States Treasury Note/Bond	4.625%	2/15/2055	395	376
	United States Treasury Note/Bond	4.750%	5/15/2055	624	605
	United States Treasury Note/Bond	4.750%	8/15/2055	1,274	1,236
	United States Treasury Note/Bond	4.625%	11/15/2055	1,723	1,639
	United States Treasury Note/Bond	4.750%	2/15/2056	1,657	1,610
	United States Treasury Note/Bond	5.000%	5/15/2056	8,150	8,236
					356,354
Conventional Mortgage-Backed Securities (0.5%)
[4,5]	Fannie Mae Pool	3.000%	6/1/2043	131	119
[4,5]	Fannie Mae Pool	3.820%	12/1/2030	1,193	1,163
[4,5]	Fannie Mae Pool	4.050%	9/1/2030	1,230	1,211
[4,5]	Fannie Mae Pool	4.120%	10/1/2030	895	884
[4,5]	Fannie Mae Pool	4.190%	8/1/2030	570	564
[4,5]	Fannie Mae Pool	4.200%	10/1/2030	1,640	1,624
[4,5]	Fannie Mae Pool	4.220%	8/1/2030 - 9/1/2030	1,108	1,099
[4,5]	Fannie Mae Pool	4.240%	9/1/2030	1,970	1,955
[4,5]	Fannie Mae Pool	4.270%	10/1/2030	1,135	1,127
[4,5]	Fannie Mae Pool	4.295%	10/1/2030	765	761
[4,5]	Fannie Mae Pool	4.340%	4/1/2030 - 8/1/2030	4,046	4,033
[4,5]	Fannie Mae Pool	4.360%	7/1/2030	465	464
[4,5]	Fannie Mae Pool	4.380%	8/1/2030	380	379
[4,5]	Fannie Mae Pool	4.400%	9/1/2030	775	774
[4,5]	Fannie Mae Pool	4.420%	8/1/2030	459	459
[4,5]	Fannie Mae Pool	4.670%	8/1/2030	259	261
[4]	Ginnie Mae I Pool	7.000%	11/15/2031 - 11/15/2033	8	7
[4]	Ginnie Mae I Pool	8.000%	9/15/2030	3	3
[4,5]	UMBS Pool	2.500%	4/1/2037 - 4/1/2038	453	418
[4,5]	UMBS Pool	5.000%	12/1/2054 - 10/1/2055	2,381	2,349
					19,654
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/2041	19	19
[4,5]	Fannie Mae REMICS	2.500%	8/25/2046	478	406
[4,5]	Fannie Mae REMICS	3.000%	2/25/2049	19	19
[4,5]	Fannie Mae REMICS	3.500%	4/25/2031 - 11/25/2057	1,076	1,029
[4,5]	Fannie Mae REMICS	4.000%	7/25/2053	21	21
[4,5]	Freddie Mac REMICS	3.500%	3/15/2031 - 10/15/2045	227	213
[4,5]	Freddie Mac REMICS	4.000%	12/15/2030 - 2/15/2031	45	44
					1,751
Total U.S. Government and Agency Obligations (Cost $386,817)					377,759
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
[4]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	1,310	1,331
[4,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/2049	7	7
[4,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/2059	15	15
[4,6,7]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/2066	495	415
[4,6,7]	BRAVO Residential Funding Trust Class A1 Series 2026-NQMR1	5.395%	8/25/2062	146	146
[4,6,7]	BX Trust Class A Series 2025-ARIA	5.199%	12/13/2042	190	190
[4,6]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/2039	112	110
[4,6,7]	CENT Trust Class A Series 2025-CITY	5.091%	7/10/2040	1,154	1,152
[4,6]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	252	253
[4,6]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/2051	263	249
[4,6]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/2051	725	663
[4,6]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	341	343
[4,6]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	202	203
4

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/2038	1,548	1,541
[4,5,7]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/2033	885	877
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-511	4.860%	10/25/2028	1,220	1,228
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	1,451	1,483
[4,5]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/2058	428	412
[4]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/2049	1,310	1,162
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/2027	99	99
[4,6]	GS Mortgage-Backed Securities Trust Class A1 Series 2026-DSC1	4.725%	5/25/2066	794	779
[4,6]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/2039	73	72
[4,6]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/2039	98	97
[4,6]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/2039	43	43
[4,6]	PRET Trust Class A1 Series 2025-RPL6	3.850%	9/25/2069	3,893	3,725
[4,6]	Pretium Mortgage Credit Partners LLC Class A1 Series 2026-RPL1	4.150%	1/25/2070	801	774
[4,6]	Pretium Mortgage Credit Partners LLC Class A1 Series 2026-RPL2	4.500%	6/25/2070	920	891
[4,6]	PRPM Trust Class A1 Series 2026-RCF1	4.845%	1/25/2056	189	187
[4,6,7]	RFR Trust Class A Series 2025-SGRM	5.562%	3/11/2041	1,005	1,011
[4,6]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/2044	136	137
[4,6]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/2051	560	550
[4,6]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/2051	1,032	961
[4,6,7]	Verus Securitization Trust Class A1 Series 2025-R2	5.086%	7/25/2067	1,167	1,158
[4,6,7]	Verus Securitization Trust Class A1 Series 2026-R1	4.832%	10/25/2067	116	115
[4,6,7]	Verus Securitization Trust Class A1 Series 2026-R2	5.389%	10/25/2067	713	711
[4]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	399	399
[4,6]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/2038	116	116
[4,6]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/2038	676	681
[4,6]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/2039	411	413
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $25,031)					24,699
Corporate Bonds (21.8%)
Communications (1.4%)
	Alphabet Inc.	4.375%	11/15/2032	405	399
	Alphabet Inc.	4.400%	2/15/2033	950	930
	Alphabet Inc.	4.700%	11/15/2035	1,250	1,224
	Alphabet Inc.	4.800%	2/15/2036	2,040	2,005
	Alphabet Inc.	5.500%	2/15/2046	605	596
	Alphabet Inc.	5.250%	5/15/2055	100	93
	Alphabet Inc.	5.650%	2/15/2056	1,090	1,077
	Alphabet Inc.	5.300%	5/15/2065	695	637
	Alphabet Inc.	5.750%	2/15/2066	951	940
	Alphabet Inc.	5.700%	11/15/2075	360	346
	America Movil SAB de CV	3.625%	4/22/2029	780	758
	AT&T Inc.	3.500%	6/1/2041	1,540	1,185
	AT&T Inc.	4.300%	12/15/2042	1,136	938
	AT&T Inc.	4.350%	6/15/2045	510	410
	AT&T Inc.	5.550%	11/1/2045	660	620
	AT&T Inc.	5.850%	4/30/2046	1,825	1,758
	AT&T Inc.	4.750%	5/15/2046	638	537
	AT&T Inc.	3.650%	6/1/2051	613	417
	AT&T Inc.	3.500%	9/15/2053	510	331
	AT&T Inc.	3.550%	9/15/2055	255	164
	AT&T Inc.	6.050%	8/15/2056	300	292
	AT&T Inc.	3.800%	12/1/2057	252	168
	AT&T Inc.	3.650%	9/15/2059	1,546	988
	AT&T Inc.	6.300%	10/30/2066	135	134
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	170	174
	Comcast Corp.	3.400%	4/1/2030	145	138
	Comcast Corp.	5.650%	6/15/2035	110	112
	Comcast Corp.	6.500%	11/15/2035	24	26
	Comcast Corp.	3.250%	11/1/2039	845	644
	Comcast Corp.	3.750%	4/1/2040	450	360
	Comcast Corp.	3.400%	7/15/2046	215	145
	Comcast Corp.	3.969%	11/1/2047	891	641
	Comcast Corp.	3.999%	11/1/2049	222	158
	Comcast Corp.	2.800%	1/15/2051	2,030	1,140
	Comcast Corp.	2.887%	11/1/2051	4,813	2,725
	Comcast Corp.	2.450%	8/15/2052	1,195	611
	Comcast Corp.	4.049%	11/1/2052	604	426
	Comcast Corp.	6.050%	5/15/2055	400	383
	Comcast Corp.	2.937%	11/1/2056	6,800	3,676
	Comcast Corp.	2.650%	8/15/2062	615	297
5

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.987%	11/1/2063	2,093	1,090
	Meta Platforms Inc.	5.500%	11/15/2045	1,825	1,694
	Meta Platforms Inc.	6.200%	5/15/2046	1,440	1,440
	Meta Platforms Inc.	5.600%	5/15/2053	1,235	1,124
	Meta Platforms Inc.	5.400%	8/15/2054	1,916	1,693
	Meta Platforms Inc.	5.750%	5/15/2063	480	432
	Meta Platforms Inc.	5.550%	8/15/2064	500	437
	NBCUniversal Media LLC	4.450%	1/15/2043	359	305
[6]	NBN Co. Ltd.	2.625%	5/5/2031	1,105	1,006
[6]	NBN Co. Ltd.	2.500%	1/8/2032	2,179	1,939
[6]	NTT Finance Corp.	4.620%	7/16/2028	595	593
[6]	NTT Finance Corp.	4.876%	7/16/2030	775	773
[6,8]	NTT Finance Corp.	5.259%	11/1/2033	1,545	1,540
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	725	661
	Orange SA	9.000%	3/1/2031	530	619
	T-Mobile USA Inc.	2.050%	2/15/2028	1,275	1,225
	T-Mobile USA Inc.	4.850%	1/15/2029	340	342
	T-Mobile USA Inc.	4.200%	10/1/2029	1,577	1,558
	T-Mobile USA Inc.	2.250%	11/15/2031	150	132
	T-Mobile USA Inc.	5.150%	4/15/2034	2,000	2,005
	T-Mobile USA Inc.	5.000%	2/15/2036	1,890	1,847
	T-Mobile USA Inc.	4.375%	4/15/2040	300	265
	T-Mobile USA Inc.	4.500%	4/15/2050	200	162
	T-Mobile USA Inc.	3.400%	10/15/2052	200	131
	T-Mobile USA Inc.	5.850%	2/15/2056	203	197
	TWDC Enterprises 18 Corp.	4.375%	8/16/2041	133	117
	Uber Technologies Inc.	4.800%	9/15/2034	1,495	1,463
	Uber Technologies Inc.	4.800%	9/15/2035	1,085	1,053
	Walt Disney Co.	3.500%	5/13/2040	849	696
	Walt Disney Co.	4.750%	9/15/2044	26	23
	Walt Disney Co.	2.750%	9/1/2049	424	264
					55,429
Consumer Discretionary (0.8%)
	Amazon.com Inc.	3.600%	4/13/2032	2,300	2,179
	Amazon.com Inc.	4.550%	3/13/2033	1,460	1,436
	Amazon.com Inc.	4.875%	3/13/2036	1,740	1,713
	Amazon.com Inc.	2.875%	5/12/2041	105	78
	Amazon.com Inc.	5.650%	3/13/2046	1,174	1,162
	Amazon.com Inc.	3.950%	4/13/2052	80	61
	Amazon.com Inc.	5.800%	3/13/2056	2,480	2,459
	Amazon.com Inc.	4.250%	8/22/2057	1,648	1,277
	Amazon.com Inc.	4.100%	4/13/2062	255	189
	Amazon.com Inc.	5.950%	3/13/2066	1,620	1,608
	Amazon.com Inc.	6.050%	3/13/2076	2,630	2,621
	Brown University	2.924%	9/1/2050	155	103
[4]	Duke University	2.832%	10/1/2055	775	485
[6]	ERAC USA Finance LLC	5.000%	2/15/2029	270	272
[6]	ERAC USA Finance LLC	4.700%	4/30/2031	345	344
[6]	ERAC USA Finance LLC	4.900%	5/1/2033	2,985	2,964
[6]	ERAC USA Finance LLC	5.250%	4/30/2036	2,110	2,104
[6]	ERAC USA Finance LLC	7.000%	10/15/2037	1,150	1,304
[6]	ERAC USA Finance LLC	5.625%	3/15/2042	340	338
[6]	ERAC USA Finance LLC	4.500%	2/15/2045	1,669	1,434
[6]	ERAC USA Finance LLC	5.400%	5/1/2053	450	427
	Georgetown University	4.315%	4/1/2049	84	69
	Georgetown University	2.943%	4/1/2050	97	63
	Home Depot Inc.	3.300%	4/15/2040	655	525
	Home Depot Inc.	4.200%	4/1/2043	425	363
	Home Depot Inc.	4.875%	2/15/2044	695	640
	Home Depot Inc.	4.400%	3/15/2045	1,120	961
	Home Depot Inc.	4.250%	4/1/2046	1,332	1,113
	Home Depot Inc.	4.500%	12/6/2048	761	647
	Home Depot Inc.	3.125%	12/15/2049	75	50
	Home Depot Inc.	3.350%	4/15/2050	500	348
	Home Depot Inc.	2.375%	3/15/2051	70	40
	Home Depot Inc.	2.750%	9/15/2051	320	195
	Home Depot Inc.	3.625%	4/15/2052	655	474
	Home Depot Inc.	5.300%	6/25/2054	930	880
[6]	Hyundai Capital America	1.650%	9/17/2026	1,060	1,054
6

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Hyundai Capital America	4.750%	6/18/2029	805	802
[4]	Johns Hopkins University	4.083%	7/1/2053	195	156
[4]	Northeastern University	2.894%	10/1/2050	225	148
[4]	Northwestern University	2.640%	12/1/2050	25	16
	Trustees of Princeton University	2.516%	7/1/2050	61	38
	Trustees of Princeton University	4.201%	3/1/2052	64	53
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	186	108
[4]	University of Chicago	2.761%	4/1/2045	165	130
	University of Southern California	4.976%	10/1/2053	475	439
	Yale University	2.402%	4/15/2050	41	25
					33,895
Consumer Staples (1.7%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	2,240	2,180
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	4,686	4,270
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	170	159
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	298	303
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,443	2,304
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	317	323
	BAT Capital Corp.	6.343%	8/2/2030	305	322
	BAT Capital Corp.	5.350%	8/15/2032	460	471
	BAT Capital Corp.	6.000%	2/20/2034	540	570
	BAT Capital Corp.	5.625%	8/15/2035	1,047	1,080
	BAT Capital Corp.	4.390%	8/15/2037	1,740	1,591
	BAT Capital Corp.	7.079%	8/2/2043	763	849
	BAT Capital Corp.	4.540%	8/15/2047	995	821
[6]	Cargill Inc.	6.875%	5/1/2028	645	664
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/2050	560	406
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	208	212
[6]	Imperial Brands Finance plc	4.500%	6/30/2028	655	653
[6,8]	Imperial Brands Finance plc	4.875%	2/7/2032	1,005	999
[6,8]	Imperial Brands Finance plc	5.500%	7/7/2036	1,290	1,283
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.000%	2/2/2029	112	107
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	3.000%	5/15/2032	500	444
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.750%	4/1/2033	365	374
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.950%	4/20/2035	265	273
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.500%	1/15/2036	635	633
[6]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.625%	3/10/2037	895	889
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	2/25/2055	298	297
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.250%	3/1/2056	2,477	2,422
[6]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.400%	5/10/2057	1,682	1,673
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	4/15/2066	1,025	1,000
	Kenvue Inc.	5.000%	3/22/2030	983	995
	Kenvue Inc.	4.850%	5/22/2032	1,180	1,185
	Kenvue Inc.	4.900%	3/22/2033	1,207	1,212
	Kenvue Inc.	5.100%	3/22/2043	897	855
[6]	Mars Inc.	4.800%	3/1/2030	1,410	1,414
[6]	Mars Inc.	5.000%	3/1/2032	3,040	3,060
[6]	Mars Inc.	5.200%	3/1/2035	3,940	3,955
[6]	Mars Inc.	5.650%	5/1/2045	1,475	1,466
[6]	Mars Inc.	5.700%	5/1/2055	2,079	2,047
	Philip Morris International Inc.	5.625%	11/17/2029	1,288	1,327
	Philip Morris International Inc.	5.125%	2/15/2030	2,740	2,782
	Philip Morris International Inc.	4.000%	10/29/2030	425	414
	Philip Morris International Inc.	5.125%	2/13/2031	705	718
	Philip Morris International Inc.	4.750%	11/1/2031	675	676
	Philip Morris International Inc.	4.250%	10/29/2032	3,044	2,950
	Philip Morris International Inc.	5.750%	11/17/2032	1,470	1,540
	Philip Morris International Inc.	5.375%	2/15/2033	3,989	4,095
	Philip Morris International Inc.	5.250%	2/13/2034	1,005	1,021
	Philip Morris International Inc.	4.625%	10/29/2035	1,535	1,477
	Philip Morris International Inc.	4.875%	4/29/2036	1,295	1,268
	Philip Morris International Inc.	4.875%	11/15/2043	295	269
	Philip Morris International Inc.	4.250%	11/10/2044	2,635	2,216
	Reynolds American Inc.	5.700%	8/15/2035	255	263
	Reynolds American Inc.	5.850%	8/15/2045	1,242	1,224
					66,001
Energy (1.5%)
	BP Capital Markets America Inc.	4.893%	9/11/2033	1,240	1,234
	BP Capital Markets America Inc.	5.227%	11/17/2034	750	760
7

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	2.939%	6/4/2051	925	586
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,206	768
	Cheniere Energy Partners LP	5.950%	6/30/2033	560	585
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	265	265
[6]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	855	845
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	140	143
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	355	369
[6]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	1,075	1,128
[6]	Columbia Pipelines Operating Co. LLC	5.507%	5/15/2036	620	623
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,202	1,279
[6]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/2063	247	268
	Diamondback Energy Inc.	5.400%	4/18/2034	900	913
	Diamondback Energy Inc.	5.550%	4/1/2035	725	740
	Diamondback Energy Inc.	6.250%	3/15/2053	445	461
	Diamondback Energy Inc.	5.750%	4/18/2054	480	467
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	585	553
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	125	112
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	1,603	1,379
	Enbridge Inc.	4.900%	6/20/2030	370	371
	Enbridge Inc.	5.550%	6/20/2035	275	280
	Enbridge Inc.	6.700%	11/15/2053	370	407
	Enbridge Inc.	5.950%	4/5/2054	300	301
	Energy Transfer LP	5.250%	4/15/2029	1,735	1,758
	Energy Transfer LP	5.200%	4/1/2030	383	389
	Energy Transfer LP	5.350%	1/15/2036	405	404
	Energy Transfer LP	5.150%	2/1/2043	155	140
	Energy Transfer LP	5.350%	5/15/2045	160	146
	Energy Transfer LP	6.125%	12/15/2045	570	566
	Energy Transfer LP	5.300%	4/15/2047	155	139
	Energy Transfer LP	5.400%	10/1/2047	1,376	1,247
	Energy Transfer LP	6.000%	6/15/2048	458	445
	Energy Transfer LP	5.950%	5/15/2054	550	526
[6]	Eni SpA	5.250%	5/18/2036	640	629
[6]	Eni SpA	5.950%	5/15/2054	1,030	1,020
[6]	Eni SpA	6.000%	5/18/2056	1,130	1,116
	Enterprise Products Operating LLC	5.200%	1/15/2036	430	431
	Enterprise Products Operating LLC	5.950%	2/1/2041	90	94
	Enterprise Products Operating LLC	5.100%	2/15/2045	1,290	1,204
	Enterprise Products Operating LLC	4.900%	5/15/2046	375	338
	Enterprise Products Operating LLC	4.250%	2/15/2048	730	599
	Enterprise Products Operating LLC	5.550%	2/16/2055	200	194
	EOG Resources Inc.	4.400%	1/15/2031	270	266
	Equinor ASA	3.125%	4/6/2030	1,548	1,473
	Equinor ASA	4.500%	9/3/2030	265	264
	Equinor ASA	5.125%	6/3/2035	2,339	2,361
	Equinor ASA	4.750%	11/14/2035	870	847
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	957	853
[6]	Green Palm Bidco Sarl	6.462%	6/30/2046	1,180	1,197
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	629	642
[4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	425	440
[4,6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	825	870
[4,6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	815	833
	MPLX LP	5.500%	6/1/2034	615	622
	ONEOK Inc.	4.750%	10/15/2031	530	524
	ONEOK Inc.	4.950%	10/15/2032	615	610
	ONEOK Inc.	6.050%	9/1/2033	356	373
	ONEOK Inc.	5.400%	10/15/2035	128	128
	ONEOK Inc.	6.625%	9/1/2053	570	597
	ONEOK Inc.	6.250%	10/15/2055	955	957
[6]	Saudi Arabian Oil Co.	4.375%	2/2/2031	1,925	1,878
[6]	Saudi Arabian Oil Co.	5.375%	6/2/2035	535	538
[6]	Saudi Arabian Oil Co.	6.375%	6/2/2055	855	866
[6]	Schlumberger Holdings Corp.	5.000%	11/15/2029	430	435
	Shell Finance US Inc.	4.125%	5/11/2035	1,130	1,065
[6]	Shell Finance US Inc.	5.500%	3/25/2040	600	606
	Shell Finance US Inc.	4.550%	8/12/2043	100	88
	Shell Finance US Inc.	4.375%	5/11/2045	3,361	2,861
	Shell Finance US Inc.	3.750%	9/12/2046	170	131
[6]	Shell Finance US Inc.	3.000%	11/26/2051	2,085	1,354
	Suncor Energy Inc.	5.950%	12/1/2034	330	344
8

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Corp.	4.350%	1/15/2029	883	876
	Targa Resources Corp.	6.150%	3/1/2029	1,815	1,880
	Targa Resources Corp.	5.550%	8/15/2035	1,370	1,386
	Targa Resources Corp.	6.125%	5/15/2055	920	918
	TotalEnergies Capital SA	5.150%	4/5/2034	555	563
	TotalEnergies Capital SA	5.488%	4/5/2054	796	769
	TotalEnergies Capital SA	5.275%	9/10/2054	1,022	959
	TotalEnergies Capital SA	5.638%	4/5/2064	665	646
	TotalEnergies Capital SA	5.425%	9/10/2064	1,466	1,378
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	125	122
[6]	Whistler Pipeline LLC	5.400%	9/30/2029	240	243
[6]	Whistler Pipeline LLC	5.700%	9/30/2031	180	185
					60,170
Financials (8.0%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	225	217
[6]	AIB Group plc	5.871%	3/28/2035	200	207
	Allstate Corp.	5.250%	3/30/2033	445	452
	Allstate Corp.	5.550%	5/9/2035	197	202
	Allstate Corp.	3.850%	8/10/2049	156	118
	American Express Co.	4.731%	4/25/2029	930	932
	American Express Co.	5.282%	7/27/2029	300	304
	American Express Co.	5.532%	4/25/2030	200	204
	American Express Co.	4.918%	7/20/2033	1,263	1,263
	American Express Co.	4.420%	8/3/2033	255	248
	American Express Co.	5.043%	5/1/2034	949	951
	American Express Co.	5.915%	4/25/2035	1,388	1,442
	American Express Co.	5.284%	7/26/2035	1,228	1,241
	American Express Co.	5.442%	1/30/2036	50	51
	American Express Co.	5.667%	4/25/2036	700	725
	American Express Co.	4.804%	10/24/2036	638	619
	American International Group Inc.	4.850%	5/7/2030	265	266
	American International Group Inc.	5.125%	3/27/2033	765	771
	American International Group Inc.	4.750%	4/1/2048	160	141
[6]	American National Global Funding	5.000%	6/22/2029	310	309
	Ameriprise Financial Inc.	5.700%	12/15/2028	494	507
	Ameriprise Financial Inc.	4.500%	5/13/2032	335	330
	Ameriprise Financial Inc.	5.150%	5/15/2033	630	637
	Aon North America Inc.	5.450%	3/1/2034	1,685	1,720
	Arthur J Gallagher & Co.	4.850%	12/15/2029	140	141
[6]	Athene Global Funding	2.717%	1/7/2029	980	925
[6]	Athene Global Funding	5.583%	1/9/2029	860	872
[6]	Athene Global Funding	4.721%	10/8/2029	1,244	1,229
[6]	Athene Global Funding	5.380%	1/7/2030	1,385	1,389
[6]	Athene Global Funding	5.033%	7/17/2030	298	295
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/2035	685	613
[6]	Aviation Capital Group LLC	1.950%	9/20/2026	415	413
	Banco Santander SA	5.365%	7/15/2028	400	403
	Banco Santander SA	4.551%	11/6/2030	1,600	1,576
	Bank of America Corp.	4.948%	7/22/2028	85	85
	Bank of America Corp.	6.204%	11/10/2028	300	306
	Bank of America Corp.	4.271%	7/23/2029	4,780	4,742
	Bank of America Corp.	5.819%	9/15/2029	670	686
	Bank of America Corp.	3.194%	7/23/2030	905	865
	Bank of America Corp.	5.162%	1/24/2031	195	198
	Bank of America Corp.	2.496%	2/13/2031	1,495	1,382
	Bank of America Corp.	2.592%	4/29/2031	328	303
	Bank of America Corp.	4.571%	4/27/2033	4,978	4,882
	Bank of America Corp.	5.015%	7/22/2033	1,824	1,827
	Bank of America Corp.	5.288%	4/25/2034	305	309
	Bank of America Corp.	5.872%	9/15/2034	2,680	2,800
	Bank of America Corp.	5.511%	1/24/2036	3,031	3,096
	Bank of America Corp.	3.846%	3/8/2037	1,323	1,230
	Bank of America Corp.	5.875%	2/7/2042	260	270
	Bank of America Corp.	3.311%	4/22/2042	870	675
	Bank of America Corp.	5.000%	1/21/2044	1,000	940
	Bank of America Corp.	4.330%	3/15/2050	1,406	1,161
	Bank of America Corp.	2.972%	7/21/2052	1,225	792
	Bank of Montreal	4.547%	6/2/2029	1,305	1,302
	Bank of Montreal	4.879%	6/2/2032	405	405
9

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	5.298%	6/2/2037	1,235	1,236
	Bank of New York Mellon	4.729%	4/20/2029	330	331
	Bank of New York Mellon Corp.	5.060%	7/22/2032	170	172
	Bank of New York Mellon Corp.	5.834%	10/25/2033	1,004	1,055
	Bank of New York Mellon Corp.	4.706%	2/1/2034	450	443
	Bank of New York Mellon Corp.	4.967%	4/26/2034	952	951
	Bank of New York Mellon Corp.	6.474%	10/25/2034	255	277
[6]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	1,285	1,283
[6]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	1,244	1,271
	BlackRock Funding Inc.	5.250%	3/14/2054	765	721
	BlackRock Funding Inc.	5.350%	1/8/2055	450	430
	Blackrock Inc.	2.100%	2/25/2032	605	530
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	605	532
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	510	502
[6]	BNP Paribas SA	3.500%	11/16/2027	2,050	2,025
[6]	BNP Paribas SA	2.591%	1/20/2028	630	623
[6]	BNP Paribas SA	5.335%	6/12/2029	1,095	1,107
[6]	BNP Paribas SA	5.786%	1/13/2033	350	361
[6]	BPCE SA	3.500%	10/23/2027	1,780	1,755
[6]	BPCE SA	5.281%	5/30/2029	575	584
[6]	BPCE SA	2.700%	10/1/2029	1,450	1,362
[6]	BPCE SA	5.876%	1/14/2031	1,820	1,869
[6]	BPCE SA	5.389%	5/28/2031	335	339
[6]	BPCE SA	5.936%	5/30/2035	1,805	1,851
[6]	BPCE SA	5.417%	1/13/2037	1,700	1,665
[6]	BPCE SA	5.773%	6/2/2037	810	812
[6]	CaixaBank SA	4.634%	7/3/2029	1,305	1,304
[6]	CaixaBank SA	4.885%	7/3/2031	1,251	1,246
[6]	CaixaBank SA	4.818%	4/22/2032	315	312
[6]	CaixaBank SA	5.402%	4/22/2037	2,110	2,089
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	925	925
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	1,317	1,319
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	710	702
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	925	921
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	1,382	1,388
	Capital One Financial Corp.	6.312%	6/8/2029	217	223
	Capital One Financial Corp.	5.700%	2/1/2030	208	212
	Capital One Financial Corp.	7.624%	10/30/2031	1,042	1,143
	Charles Schwab Corp.	2.000%	3/20/2028	952	914
	Chubb INA Holdings LLC	5.300%	5/20/2036	1,145	1,157
	Citigroup Inc.	5.174%	9/11/2036	585	582
	Citigroup Inc.	3.878%	1/24/2039	1,025	892
	Citigroup Inc.	2.904%	11/3/2042	450	326
[6]	CNO Global Funding	5.875%	6/4/2027	1,035	1,047
[6]	CNO Global Funding	4.875%	12/10/2027	215	215
[6]	CNO Global Funding	2.650%	1/6/2029	370	350
[6]	Commonwealth Bank of Australia	5.071%	9/14/2028	1,060	1,076
[6]	Commonwealth Bank of Australia	2.688%	3/11/2031	2,285	2,065
[6]	Cooperatieve Rabobank UA	4.655%	8/22/2028	625	626
[6]	Corebridge Global Funding	5.900%	9/19/2028	255	261
[6]	Corebridge Global Funding	5.200%	1/12/2029	615	621
[6]	Corebridge Global Funding	5.200%	6/24/2029	1,950	1,969
[6]	Credit Agricole SA	4.631%	9/11/2028	995	995
[6]	Credit Agricole SA	6.316%	10/3/2029	355	366
[6]	Credit Agricole SA	4.656%	1/12/2032	1,145	1,127
[6]	Credit Agricole SA	5.862%	1/9/2036	250	257
[6]	Danske Bank A/S	1.549%	9/10/2027	1,605	1,596
	Deutsche Bank AG / New York NY	4.469%	12/10/2031	695	683
[6]	DNB Bank ASA	1.605%	3/30/2028	1,330	1,302
[6]	Equitable America Global Funding	3.950%	9/15/2027	170	168
[6]	Equitable Financial Life Global Funding	1.400%	8/27/2027	535	516
[6]	Equitable Financial Life Global Funding	4.875%	11/19/2027	255	256
[6]	Equitable Financial Life Global Funding	1.800%	3/8/2028	870	829
[6]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	1,075	1,094
[6]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	2,852	2,899
[6]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	925	918
	Fifth Third Bancorp	4.055%	4/25/2028	325	324
	Fifth Third Bancorp	4.337%	4/25/2033	15	14
[6]	GA Global Funding Trust	5.200%	12/9/2031	555	548
	Globe Life Inc.	4.800%	6/15/2032	1,030	1,016
10

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	2.640%	2/24/2028	1,860	1,837
	Goldman Sachs Group Inc.	3.691%	6/5/2028	640	635
	Goldman Sachs Group Inc.	4.148%	1/21/2029	1,811	1,796
	Goldman Sachs Group Inc.	3.814%	4/23/2029	840	827
	Goldman Sachs Group Inc.	4.223%	5/1/2029	2,430	2,408
	Goldman Sachs Group Inc.	5.049%	7/23/2030	150	151
	Goldman Sachs Group Inc.	4.692%	10/23/2030	330	329
	Goldman Sachs Group Inc.	5.218%	4/23/2031	5,522	5,574
	Goldman Sachs Group Inc.	4.516%	1/21/2032	2,978	2,922
	Goldman Sachs Group Inc.	2.615%	4/22/2032	3,130	2,812
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,963	1,735
	Goldman Sachs Group Inc.	2.650%	10/21/2032	625	556
	Goldman Sachs Group Inc.	3.102%	2/24/2033	679	615
	Goldman Sachs Group Inc.	5.094%	4/20/2034	1,000	996
	Goldman Sachs Group Inc.	6.561%	10/24/2034	747	808
	Goldman Sachs Group Inc.	4.939%	10/21/2036	150	146
	Goldman Sachs Group Inc.	5.065%	1/21/2037	3,300	3,225
	Goldman Sachs Group Inc.	6.750%	10/1/2037	835	910
	Goldman Sachs Group Inc.	5.541%	1/21/2047	610	590
	HSBC Holdings plc	5.887%	8/14/2027	1,270	1,272
	HSBC Holdings plc	5.597%	5/17/2028	1,360	1,372
	HSBC Holdings plc	4.899%	3/3/2029	1,255	1,260
	HSBC Holdings plc	4.583%	6/19/2029	1,573	1,568
	HSBC Holdings plc	2.206%	8/17/2029	1,085	1,029
	HSBC Holdings plc	4.711%	5/12/2030	2,140	2,131
	HSBC Holdings plc	5.240%	5/13/2031	1,065	1,077
	HSBC Holdings plc	2.357%	8/18/2031	1,425	1,289
	HSBC Holdings plc	4.619%	11/6/2031	785	774
	HSBC Holdings plc	4.675%	3/10/2032	1,070	1,055
	HSBC Holdings plc	2.804%	5/24/2032	1,055	954
	HSBC Holdings plc	6.254%	3/9/2034	300	318
	HSBC Holdings plc	5.208%	5/12/2034	3,000	2,989
	HSBC Holdings plc	5.279%	3/10/2037	1,070	1,058
	HSBC Holdings plc	6.100%	1/14/2042	300	320
	Huntington National Bank	4.552%	5/17/2028	320	320
	ING Groep NV	5.335%	3/19/2030	245	249
	Intercontinental Exchange Inc.	4.000%	9/15/2027	3,545	3,528
	Intercontinental Exchange Inc.	4.350%	6/15/2029	255	253
	Intercontinental Exchange Inc.	4.200%	3/15/2031	818	802
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,086	788
	Intercontinental Exchange Inc.	4.250%	9/21/2048	390	321
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,032	672
	Intercontinental Exchange Inc.	4.950%	6/15/2052	2,090	1,889
	Intercontinental Exchange Inc.	3.000%	9/15/2060	850	498
[6]	Intesa Sanpaolo SpA	5.000%	6/29/2030	810	812
[6]	Intesa Sanpaolo SpA	5.200%	6/29/2032	625	627
	JPMorgan Chase & Co.	5.581%	4/22/2030	1,361	1,391
	JPMorgan Chase & Co.	3.702%	5/6/2030	2,525	2,456
	JPMorgan Chase & Co.	4.603%	10/22/2030	1,540	1,533
	JPMorgan Chase & Co.	5.140%	1/24/2031	1,130	1,143
	JPMorgan Chase & Co.	5.103%	4/22/2031	305	308
	JPMorgan Chase & Co.	4.912%	7/25/2033	2,433	2,431
	JPMorgan Chase & Co.	5.350%	6/1/2034	2,344	2,384
	JPMorgan Chase & Co.	5.336%	1/23/2035	650	660
	JPMorgan Chase & Co.	5.294%	7/22/2035	600	606
	JPMorgan Chase & Co.	5.572%	4/22/2036	4,927	5,066
	JPMorgan Chase & Co.	4.898%	1/22/2037	5,055	4,925
	JPMorgan Chase & Co.	3.109%	4/22/2041	835	644
	JPMorgan Chase & Co.	5.400%	1/6/2042	750	747
	JPMorgan Chase & Co.	3.157%	4/22/2042	560	426
	JPMorgan Chase & Co.	3.964%	11/15/2048	6,475	5,098
	JPMorgan Chase & Co.	3.109%	4/22/2051	845	566
[6]	KBC Group NV	6.324%	9/21/2034	640	683
[6]	Liberty Mutual Group Inc.	4.569%	2/1/2029	280	278
[6]	Liberty Mutual Group Inc.	5.500%	6/15/2052	1,709	1,602
[6]	Lincoln Financial Global Funding	4.625%	5/28/2028	270	270
	Lloyds Banking Group plc	3.574%	11/7/2028	225	222
	Lloyds Banking Group plc	5.087%	11/26/2028	740	745
	Lloyds Banking Group plc	4.818%	6/13/2029	975	976
	Lloyds Banking Group plc	5.721%	6/5/2030	400	410
11

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	4.425%	11/4/2031	1,715	1,684
	Lloyds Banking Group plc	5.679%	1/5/2035	646	664
[6]	Lseg US Fin Corp.	5.297%	3/28/2034	255	257
[6]	Lseg US Fin Corp.	5.250%	3/23/2036	1,280	1,273
[6]	LSEGA Financing plc	2.000%	4/6/2028	630	603
[6]	Macquarie Group Ltd.	1.935%	4/14/2028	1,245	1,218
[6]	Macquarie Group Ltd.	2.871%	1/14/2033	1,543	1,376
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,125	2,131
[6]	Met Tower Global Funding	5.250%	4/12/2029	340	346
	MetLife Inc.	4.125%	8/13/2042	145	122
	MetLife Inc.	4.875%	11/13/2043	530	488
	MetLife Inc.	5.000%	7/15/2052	387	348
[6]	Metropolitan Life Global Funding I	3.000%	9/19/2027	1,165	1,146
[6]	Metropolitan Life Global Funding I	4.300%	8/25/2029	440	436
[6]	Metropolitan Life Global Funding I	2.400%	1/11/2032	1,410	1,243
[6]	Metropolitan Life Global Funding I	5.150%	3/28/2033	520	525
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	815	819
	Morgan Stanley	3.772%	1/24/2029	4,022	3,967
	Morgan Stanley	4.238%	1/9/2030	970	957
	Morgan Stanley	5.173%	1/16/2030	1,823	1,839
	Morgan Stanley	5.042%	7/19/2030	150	151
	Morgan Stanley	4.654%	10/18/2030	2,821	2,806
	Morgan Stanley	5.230%	1/15/2031	1,035	1,047
	Morgan Stanley	2.699%	1/22/2031	1,105	1,027
	Morgan Stanley	4.493%	1/16/2032	450	441
	Morgan Stanley	4.809%	4/16/2032	5,660	5,616
	Morgan Stanley	2.239%	7/21/2032	1,805	1,583
	Morgan Stanley	2.511%	10/20/2032	445	393
	Morgan Stanley	5.466%	1/18/2035	805	818
	Morgan Stanley	5.587%	1/18/2036	510	521
	Morgan Stanley	5.664%	4/17/2036	650	667
	Morgan Stanley	4.300%	1/27/2045	850	716
	Morgan Stanley Bank NA	4.788%	5/10/2030	575	575
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	1,820	1,819
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	1,309	1,303
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	985	981
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	1,435	1,410
[6]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	550	554
[6]	National Australia Bank Ltd.	5.134%	11/28/2028	1,538	1,565
[6]	National Australia Bank Ltd.	2.332%	8/21/2030	2,140	1,926
[6]	National Australia Bank Ltd.	5.902%	1/14/2036	550	565
[6]	Nationwide Building Society	4.649%	7/14/2029	735	735
[6]	Nationwide Building Society	5.537%	7/14/2036	485	488
[6]	Nationwide Financial Services Inc.	3.900%	11/30/2049	1,430	1,069
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	1,520	1,164
[6]	NBK SPC Ltd.	1.625%	9/15/2027	1,975	1,958
[6]	New York Life Global Funding	5.000%	1/9/2034	1,195	1,193
[6]	New York Life Insurance Co.	5.875%	5/15/2033	2,100	2,188
[6]	New York Life Insurance Co.	3.750%	5/15/2050	345	254
[6]	NLG Global Funding	4.350%	9/15/2030	665	650
[6]	Northwestern Mutual Global Funding	5.160%	5/28/2031	845	861
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	696	531
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	270	183
[6]	Omnis Funding Trust	6.722%	5/15/2055	640	666
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	1,250	1,269
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	1,230	1,248
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	1,125	1,151
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/2029	375	380
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	170	172
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	485	490
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/2030	218	228
	PNC Bank NA	3.100%	10/25/2027	1,165	1,146
[6]	Pricoa Global Funding I	5.100%	5/30/2028	1,058	1,068
[6]	Pricoa Global Funding I	4.700%	5/28/2030	220	220
[6]	Pricoa Global Funding I	4.650%	8/27/2031	270	268
[6]	Principal Life Global Funding II	2.500%	9/16/2029	825	770
	Progressive Corp.	5.150%	3/26/2036	785	785
[6]	Protective Life Global Funding	4.714%	7/6/2027	750	753
[6]	Protective Life Global Funding	4.803%	6/5/2030	345	344
[6]	Protective Life Global Funding	5.432%	1/14/2032	650	664
12

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prudential Financial Inc.	4.350%	2/25/2050	1,856	1,502
[6]	RGA Global Funding	4.350%	8/25/2028	475	471
[6]	RGA Global Funding	2.700%	1/18/2029	425	404
[6]	RGA Global Funding	5.448%	5/24/2029	585	594
[6]	RGA Global Funding	5.250%	1/9/2030	1,020	1,032
[6]	RGA Global Funding	5.500%	1/11/2031	495	507
[6]	RGA Global Funding	5.050%	12/6/2031	1,225	1,223
[6]	RGA Global Funding	5.000%	8/25/2032	270	267
	Royal Bank of Canada	4.400%	4/17/2030	840	833
	Royal Bank of Canada	4.612%	5/3/2032	1,695	1,678
	Royal Bank of Canada	5.000%	2/1/2033	1,364	1,374
[6]	Sammons Financial Group Global Funding	5.100%	12/10/2029	475	476
[6]	Sammons Financial Group Global Funding	4.950%	6/12/2030	1,180	1,175
[6]	Sammons Financial Group Global Funding	5.100%	6/22/2031	250	249
[6]	Societe Generale SA	5.400%	4/10/2037	1,235	1,210
[6]	Standard Chartered plc	6.301%	1/9/2029	990	1,012
[6]	Standard Chartered plc	5.545%	1/21/2029	1,385	1,401
	State Street Corp.	4.834%	4/24/2030	660	667
	State Street Corp.	4.821%	1/26/2034	450	447
	State Street Corp.	5.146%	2/28/2036	680	681
[6]	Swedbank AB	4.998%	11/20/2029	1,360	1,380
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	1,145	916
	Toronto-Dominion Bank	4.456%	6/8/2032	332	326
	Travelers Cos. Inc.	5.050%	7/24/2035	170	169
	UBS AG	5.650%	9/11/2028	1,385	1,418
[6]	UBS Group AG	5.428%	2/8/2030	400	406
[6]	UBS Group AG	5.617%	9/13/2030	1,946	1,992
[6]	UBS Group AG	2.095%	2/11/2032	720	635
[6]	UBS Group AG	3.091%	5/14/2032	1,195	1,097
[6]	UBS Group AG	6.301%	9/22/2034	765	813
[6]	UBS Group AG	5.699%	2/8/2035	750	770
[6]	UBS Group AG	5.580%	5/9/2036	960	977
[6]	UBS Group AG	3.179%	2/11/2043	855	639
[6]	UniCredit SpA	3.127%	6/3/2032	1,000	918
	Wells Fargo & Co.	3.526%	3/24/2028	1,230	1,221
	Wells Fargo & Co.	5.574%	7/25/2029	100	102
	Wells Fargo & Co.	6.303%	10/23/2029	1,710	1,769
	Wells Fargo & Co.	5.198%	1/23/2030	100	101
	Wells Fargo & Co.	2.879%	10/30/2030	235	221
	Wells Fargo & Co.	5.244%	1/24/2031	690	699
	Wells Fargo & Co.	5.150%	4/23/2031	305	308
	Wells Fargo & Co.	3.350%	3/2/2033	827	760
	Wells Fargo & Co.	5.499%	1/23/2035	630	642
	Wells Fargo & Co.	5.606%	1/15/2044	2,316	2,230
	Wells Fargo & Co.	3.900%	5/1/2045	425	337
	Wells Fargo & Co.	4.900%	11/17/2045	515	450
	Wells Fargo & Co.	4.750%	12/7/2046	2,070	1,764
	Wells Fargo & Co.	4.611%	4/25/2053	1,245	1,046
	Westpac Banking Corp.	5.618%	11/20/2035	550	554
	Willis North America Inc.	4.550%	3/15/2031	265	260
					319,461
Health Care (2.2%)
	Abbott Laboratories	4.650%	3/15/2036	1,587	1,541
	AbbVie Inc.	4.950%	3/15/2031	845	857
	AbbVie Inc.	4.400%	3/15/2033	1,735	1,698
	AbbVie Inc.	5.200%	3/15/2035	580	589
	AbbVie Inc.	4.500%	5/14/2035	2,050	1,975
	AbbVie Inc.	4.750%	3/15/2036	1,170	1,145
	AbbVie Inc.	5.350%	3/15/2044	554	541
	AbbVie Inc.	4.850%	6/15/2044	200	183
	AbbVie Inc.	4.700%	5/14/2045	989	886
	AbbVie Inc.	4.450%	5/14/2046	683	587
	AbbVie Inc.	4.875%	11/14/2048	819	736
	AdventHealth Obligated Group	2.795%	11/15/2051	900	559
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	360	330
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	540	357
[6]	Alcon Finance Corp.	5.375%	12/6/2032	255	259
	Amgen Inc.	5.600%	3/2/2043	3,000	2,982
	Ascension Health	4.078%	11/15/2028	250	248
13

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ascension Health	2.532%	11/15/2029	1,405	1,317
	Ascension Health	4.294%	11/15/2030	1,095	1,079
	Ascension Health	4.923%	11/15/2035	470	464
[4]	Ascension Health	4.847%	11/15/2053	50	45
	AstraZeneca plc	6.450%	9/15/2037	360	400
	Banner Health	2.907%	1/1/2042	910	666
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	235	153
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	570	565
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	590	568
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	255	227
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	303	212
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	1,785	1,420
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	169	144
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	1,822	1,480
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	200	143
	Cedars-Sinai Health System	2.288%	8/15/2031	1,330	1,188
	Children's Hospital Corp.	2.585%	2/1/2050	160	98
	CommonSpirit Health	3.347%	10/1/2029	1,015	970
	CommonSpirit Health	2.782%	10/1/2030	684	630
	CommonSpirit Health	5.205%	12/1/2031	1,235	1,250
	CommonSpirit Health	4.825%	9/1/2035	465	452
	CommonSpirit Health	4.975%	9/1/2035	500	485
[4]	CommonSpirit Health	4.350%	11/1/2042	601	520
	CommonSpirit Health	3.910%	10/1/2050	70	52
	CommonSpirit Health	5.662%	9/1/2055	25	24
	Cottage Health Obligated Group	3.304%	11/1/2049	295	206
[6]	CSL Finance plc	4.750%	4/27/2052	1,164	991
	CVS Health Corp.	5.400%	6/1/2029	150	153
	CVS Health Corp.	5.300%	6/1/2033	555	563
	CVS Health Corp.	5.700%	6/1/2034	300	310
	CVS Health Corp.	5.300%	12/5/2043	42	39
	Eli Lilly & Co.	4.875%	2/27/2053	270	244
	Eli Lilly & Co.	5.050%	8/14/2054	415	385
	Eli Lilly & Co.	5.500%	2/12/2055	875	869
	Eli Lilly & Co.	4.950%	2/27/2063	235	210
	Eli Lilly & Co.	5.200%	8/14/2064	140	130
	Gilead Sciences Inc.	2.600%	10/1/2040	110	80
	Gilead Sciences Inc.	4.150%	3/1/2047	1,071	877
	HCA Inc.	5.450%	4/1/2031	310	317
	HCA Inc.	5.500%	6/15/2047	520	484
	HCA Inc.	5.250%	6/15/2049	535	481
	HCA Inc.	6.000%	4/1/2054	845	835
	HCA Inc.	5.950%	9/15/2054	595	583
	HCA Inc.	6.200%	3/1/2055	1,069	1,087
	HCA Inc.	5.700%	11/15/2055	499	476
	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	365	230
	Inova Health System Foundation	4.068%	5/15/2052	475	378
	Kaiser Foundation Hospitals	3.150%	5/1/2027	275	273
	Kaiser Foundation Hospitals	2.810%	6/1/2041	1,130	833
	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,105	714
	Mass General Brigham Inc.	3.192%	7/1/2049	535	366
	Mass General Brigham Inc.	3.342%	7/1/2060	955	620
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	590	388
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	140	112
	Merck & Co. Inc.	4.550%	9/15/2032	1,940	1,924
	Merck & Co. Inc.	4.450%	12/4/2032	235	231
	Merck & Co. Inc.	4.950%	9/15/2035	2,600	2,594
	Merck & Co. Inc.	4.750%	12/4/2035	675	662
	Merck & Co. Inc.	5.200%	5/22/2036	490	496
	Merck & Co. Inc.	4.150%	5/18/2043	760	648
	Merck & Co. Inc.	4.000%	3/7/2049	842	670
	Merck & Co. Inc.	2.750%	12/10/2051	303	186
	Merck & Co. Inc.	5.700%	9/15/2055	1,855	1,865
	Merck & Co. Inc.	5.550%	12/4/2055	1,051	1,034
	Merck & Co. Inc.	5.850%	5/22/2056	450	461
	Merck & Co. Inc.	5.700%	12/4/2065	300	298
	New York & Presbyterian Hospital	2.256%	8/1/2040	225	158
	Novartis Capital Corp.	4.600%	3/18/2033	470	466
	Novartis Capital Corp.	4.400%	5/6/2044	640	564
	Novartis Capital Corp.	5.600%	3/18/2046	485	490
14

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	5.700%	3/18/2056	265	270
	OhioHealth Corp.	2.297%	11/15/2031	760	675
	OhioHealth Corp.	2.834%	11/15/2041	485	358
	PeaceHealth Obligated Group	4.335%	11/15/2028	290	288
	PeaceHealth Obligated Group	4.855%	11/15/2032	240	238
	Pfizer Inc.	3.450%	3/15/2029	2,165	2,115
	Pfizer Inc.	4.100%	9/15/2038	1,355	1,224
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	250	248
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	1,640	1,554
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,116	1,050
	Piedmont Healthcare Inc.	2.044%	1/1/2032	255	221
	Piedmont Healthcare Inc.	2.719%	1/1/2042	255	182
	Piedmont Healthcare Inc.	2.864%	1/1/2052	340	212
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	985	921
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	525	535
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	449	459
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	325	249
[6]	Roche Holdings Inc.	2.607%	12/13/2051	305	185
	SSM Health Care Corp.	3.823%	6/1/2027	940	935
	Sutter Health	2.294%	8/15/2030	295	269
	Sutter Health	5.213%	8/15/2032	395	403
	Sutter Health	5.537%	8/15/2035	1,105	1,139
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	698	706
	Toledo Hospital	5.750%	11/15/2038	265	265
	UnitedHealth Group Inc.	3.850%	6/15/2028	1,190	1,178
	UnitedHealth Group Inc.	2.000%	5/15/2030	275	250
	UnitedHealth Group Inc.	2.300%	5/15/2031	285	255
	UnitedHealth Group Inc.	5.150%	7/15/2034	225	227
	UnitedHealth Group Inc.	4.625%	7/15/2035	128	124
	UnitedHealth Group Inc.	3.500%	8/15/2039	215	177
	UnitedHealth Group Inc.	2.750%	5/15/2040	310	229
	UnitedHealth Group Inc.	5.950%	2/15/2041	317	330
	UnitedHealth Group Inc.	3.050%	5/15/2041	213	161
	UnitedHealth Group Inc.	4.375%	3/15/2042	1,318	1,147
	UnitedHealth Group Inc.	4.250%	3/15/2043	1,600	1,358
	UnitedHealth Group Inc.	5.500%	7/15/2044	340	333
	UnitedHealth Group Inc.	4.750%	7/15/2045	1,140	1,014
	UnitedHealth Group Inc.	4.200%	1/15/2047	215	175
	UnitedHealth Group Inc.	3.750%	10/15/2047	145	109
	UnitedHealth Group Inc.	4.250%	6/15/2048	976	793
	UnitedHealth Group Inc.	4.450%	12/15/2048	140	117
	UnitedHealth Group Inc.	2.900%	5/15/2050	1,539	983
	UnitedHealth Group Inc.	3.250%	5/15/2051	295	199
	UnitedHealth Group Inc.	5.375%	4/15/2054	200	188
	UnitedHealth Group Inc.	5.625%	7/15/2054	2,609	2,552
	UnitedHealth Group Inc.	5.950%	6/15/2055	865	891
	UnitedHealth Group Inc.	4.950%	5/15/2062	722	619
	UnitedHealth Group Inc.	5.750%	7/15/2064	583	568
[6]	VSP Optical Group Inc.	5.400%	6/1/2033	450	451
[6]	VSP Optical Group Inc.	5.450%	12/1/2035	165	164
[6]	VSP Optical Group Inc.	5.650%	6/1/2036	450	451
	Wyeth LLC	6.500%	2/1/2034	170	186
					85,936
Industrials (0.7%)
[6]	Ashtead Capital Inc.	5.550%	5/30/2033	200	202
[6]	Ashtead Capital Inc.	5.950%	10/15/2033	255	263
[6]	Ashtead Capital Inc.	5.800%	4/15/2034	1,830	1,863
[6]	BAE Systems plc	3.400%	4/15/2030	470	449
[6]	BAE Systems plc	5.250%	3/26/2031	200	204
[6]	BAE Systems plc	5.300%	3/26/2034	555	565
	Boeing Co.	6.858%	5/1/2054	200	225
	Boeing Co.	5.930%	5/1/2060	2,317	2,283
	Boeing Co.	7.008%	5/1/2064	345	392
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	340	354
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	420	370
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	415	344
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	60	48
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	405	265
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	705	440
15

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	17	14
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	155	152
	Canadian National Railway Co.	2.450%	5/1/2050	205	121
	Canadian Pacific Railway Co.	2.450%	12/2/2031	60	53
	Canadian Pacific Railway Co.	4.950%	8/15/2045	480	441
	Caterpillar Inc.	5.200%	5/15/2035	810	827
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	150	151
[6]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	465	460
[6]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	355	356
	Eaton Corp.	4.200%	3/6/2031	840	823
	Eaton Corp.	4.500%	3/6/2033	245	240
	Eaton Corp.	4.800%	3/6/2036	825	809
[6]	Element Fleet Management Corp.	5.643%	3/13/2027	450	453
[6]	Honeywell Aerospace Inc.	4.600%	3/16/2033	1,070	1,050
[6]	Honeywell Aerospace Inc.	4.950%	3/16/2036	940	926
[6]	Honeywell Aerospace Inc.	5.852%	3/16/2066	615	620
	J Paul Getty Trust	4.905%	4/1/2035	580	583
	John Deere Capital Corp.	4.500%	1/16/2029	755	757
	John Deere Capital Corp.	4.400%	9/8/2031	230	228
	John Deere Capital Corp.	5.150%	9/8/2033	565	578
	Lockheed Martin Corp.	4.500%	5/15/2036	211	204
	Lockheed Martin Corp.	4.700%	5/15/2046	376	335
	Lockheed Martin Corp.	5.700%	11/15/2054	474	477
	Northrop Grumman Corp.	4.650%	7/15/2030	240	240
	Northrop Grumman Corp.	5.250%	7/15/2035	290	295
	Northrop Grumman Corp.	4.030%	10/15/2047	200	159
	Republic Services Inc.	2.375%	3/15/2033	965	836
	Republic Services Inc.	5.000%	12/15/2033	85	86
	Republic Services Inc.	5.200%	11/15/2034	928	943
	RTX Corp.	4.450%	11/16/2038	80	74
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	550	477
[6]	Sydney Airport Finance Co. Pty Ltd.	5.248%	3/26/2036	1,620	1,599
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	365	373
	UL Solutions Inc.	6.500%	10/20/2028	380	394
	Union Pacific Corp.	2.800%	2/14/2032	8	7
	Union Pacific Corp.	3.375%	2/14/2042	515	405
	Union Pacific Corp.	3.250%	2/5/2050	72	50
	Union Pacific Corp.	2.950%	3/10/2052	200	127
	Union Pacific Corp.	3.750%	2/5/2070	335	228
	Waste Connections Inc.	5.250%	9/1/2035	280	284
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	285	287
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	350	357
					26,146
Materials (0.2%)
[6]	Anglo American Capital plc	2.625%	9/10/2030	315	289
[6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	600	417
	CRH SMW Finance DAC	5.125%	1/9/2030	770	780
	Glencore Canada Corp.	6.200%	6/15/2035	141	148
[6]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	80	82
[6]	Glencore Funding LLC	4.875%	3/12/2029	216	217
[6]	Glencore Funding LLC	5.371%	4/4/2029	1,143	1,161
[6]	Glencore Funding LLC	5.186%	4/1/2030	440	445
[6]	Glencore Funding LLC	2.625%	9/23/2031	230	206
[6]	Glencore Funding LLC	6.500%	10/6/2033	700	754
[6]	Glencore Funding LLC	5.634%	4/4/2034	2,697	2,768
[6]	Glencore Funding LLC	3.875%	4/27/2051	70	52
[6]	Glencore Funding LLC	3.375%	9/23/2051	261	175
[6]	Glencore Funding LLC	5.893%	4/4/2054	935	928
[6]	Glencore Funding LLC	6.141%	4/1/2055	525	540
	Rio Tinto Finance USA plc	5.000%	3/14/2032	130	131
	Rio Tinto Finance USA plc	5.250%	3/14/2035	30	30
	Rio Tinto Finance USA plc	5.750%	3/14/2055	660	667
	Rio Tinto Finance USA plc	5.875%	3/14/2065	140	142
					9,932
Real Estate (0.7%)
	American Tower Corp.	3.800%	8/15/2029	170	166
	American Tower Corp.	5.000%	1/31/2030	355	358
[6]	American Tower Trust #1	5.490%	3/15/2053	2,070	2,087
	Cousins Properties LP	5.250%	7/15/2030	235	237
16

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DOC DR LLC	2.625%	11/1/2031	170	152
	Extra Space Storage LP	5.500%	7/1/2030	360	368
	Extra Space Storage LP	5.900%	1/15/2031	1,260	1,307
	Extra Space Storage LP	4.950%	1/15/2033	595	589
	Extra Space Storage LP	5.350%	1/15/2035	555	557
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2030	128	123
	GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	685	671
	GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	530	521
	Healthpeak OP LLC	2.125%	12/1/2028	880	829
	Healthpeak OP LLC	3.000%	1/15/2030	742	699
	Healthpeak OP LLC	2.875%	1/15/2031	375	344
	Healthpeak OP LLC	5.250%	12/15/2032	128	129
	Healthpeak OP LLC	4.750%	1/15/2033	1,495	1,464
	Healthpeak OP LLC	5.375%	2/15/2035	150	151
	Kite Realty Group LP	5.200%	8/15/2032	105	106
	NNN REIT Inc.	5.500%	6/15/2034	535	545
	Prologis LP	4.750%	1/15/2031	302	304
	Prologis LP	5.250%	5/15/2035	950	959
[6]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	561	560
	Public Storage Operating Co.	5.350%	8/1/2053	5	5
	Realty Income Corp.	2.200%	6/15/2028	735	704
	Realty Income Corp.	4.700%	12/15/2028	840	842
	Realty Income Corp.	3.250%	1/15/2031	380	357
	Realty Income Corp.	2.850%	12/15/2032	1,295	1,150
	Realty Income Corp.	4.900%	7/15/2033	816	811
	Realty Income Corp.	5.125%	2/15/2034	766	769
	Realty Income Corp.	5.125%	4/15/2035	730	730
[6]	SBA Tower Trust	1.840%	4/15/2027	1,570	1,536
[6]	SBA Tower Trust	1.631%	5/15/2051	1,060	1,049
[6]	SBA Tower Trust	2.593%	10/15/2056	1,500	1,335
	Simon Property Group LP	2.450%	9/13/2029	1,160	1,087
	Simon Property Group LP	4.750%	9/26/2034	508	496
	Ventas Realty LP	5.000%	2/15/2036	860	843
	VICI Properties LP	5.125%	5/15/2032	580	575
	VICI Properties LP	5.750%	4/1/2034	85	86
	Welltower OP LLC	3.100%	1/15/2030	112	106
	Welltower OP LLC	5.125%	7/1/2035	1,375	1,380
					27,087
Technology (1.0%)
	Apple Inc.	3.850%	5/4/2043	1,430	1,183
	Apple Inc.	3.450%	2/9/2045	120	91
	Apple Inc.	4.650%	2/23/2046	210	188
	Apple Inc.	3.850%	8/4/2046	985	779
	Apple Inc.	2.650%	5/11/2050	825	505
	Apple Inc.	2.650%	2/8/2051	792	481
	Apple Inc.	3.950%	8/8/2052	350	271
	Broadcom Inc.	4.750%	4/15/2029	170	171
	Broadcom Inc.	4.350%	2/15/2030	525	520
	Broadcom Inc.	4.600%	7/15/2030	1,580	1,575
	Broadcom Inc.	4.150%	11/15/2030	130	127
	Broadcom Inc.	5.150%	11/15/2031	400	407
	Broadcom Inc.	4.550%	2/15/2032	255	251
	Broadcom Inc.	4.900%	7/15/2032	1,734	1,739
	Broadcom Inc.	2.600%	2/15/2033	710	617
	Broadcom Inc.	3.419%	4/15/2033	1,320	1,203
	Broadcom Inc.	4.800%	10/15/2034	200	196
[6]	Broadcom Inc.	3.137%	11/15/2035	150	127
	Broadcom Inc.	4.800%	2/15/2036	1,270	1,232
[6]	Broadcom Inc.	3.187%	11/15/2036	403	337
	Broadcom Inc.	3.500%	2/15/2041	1,050	839
	Cisco Systems Inc.	4.950%	2/26/2031	534	543
	Cisco Systems Inc.	5.050%	2/26/2034	875	883
	Cisco Systems Inc.	5.300%	2/26/2054	305	288
[6]	Foundry JV Holdco LLC	6.150%	1/25/2032	400	420
[6]	Foundry JV Holdco LLC	5.900%	1/25/2033	200	208
[6]	Foundry JV Holdco LLC	6.250%	1/25/2035	1,970	2,090
[6]	Foundry JV Holdco LLC	6.200%	1/25/2037	2,032	2,150
[6]	Foundry JV Holdco LLC	6.400%	1/25/2038	1,030	1,103
[6]	Foundry JV Holdco LLC	6.300%	1/25/2039	1,505	1,600
17

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	2.000%	8/12/2031	615	536
	Intel Corp.	5.625%	2/10/2043	762	741
	Intel Corp.	4.100%	5/19/2046	439	340
	Intel Corp.	4.100%	5/11/2047	106	81
	Intel Corp.	3.250%	11/15/2049	180	117
	Intel Corp.	3.200%	8/12/2061	425	247
	International Business Machines Corp.	1.950%	5/15/2030	255	230
	International Business Machines Corp.	4.150%	5/15/2039	239	208
	International Business Machines Corp.	4.250%	5/15/2049	1,160	908
	KLA Corp.	4.950%	7/15/2052	1,401	1,271
	Microsoft Corp.	2.525%	6/1/2050	2,735	1,627
	Microsoft Corp.	2.500%	9/15/2050	492	290
	Microsoft Corp.	2.921%	3/17/2052	3,151	2,000
	Oracle Corp.	4.550%	2/4/2029	930	917
	Oracle Corp.	4.125%	5/15/2045	273	190
	Oracle Corp.	5.875%	9/26/2045	374	327
	Oracle Corp.	6.550%	2/4/2046	1,725	1,627
	Oracle Corp.	4.000%	7/15/2046	90	61
	Oracle Corp.	4.000%	11/15/2047	90	60
	Oracle Corp.	3.950%	3/25/2051	431	276
	QUALCOMM Inc.	2.150%	5/20/2030	1,075	984
	QUALCOMM Inc.	4.500%	5/20/2030	395	395
	QUALCOMM Inc.	5.000%	5/20/2035	745	741
	QUALCOMM Inc.	4.800%	5/20/2045	570	509
	QUALCOMM Inc.	4.300%	5/20/2047	245	200
	QUALCOMM Inc.	4.500%	5/20/2052	463	383
	Salesforce Inc.	4.900%	9/15/2031	1,725	1,721
					39,111
Utilities (3.6%)
	AEP Texas Inc.	5.200%	4/15/2036	930	916
	AEP Texas Inc.	4.150%	5/1/2049	145	111
	AEP Texas Inc.	3.450%	1/15/2050	210	144
	AEP Texas Inc.	3.450%	5/15/2051	400	270
	AEP Texas Inc.	5.850%	10/15/2055	886	869
	AEP Transmission Co. LLC	4.500%	6/15/2052	265	221
	AEP Transmission Co. LLC	5.400%	3/15/2053	170	163
	Alabama Power Co.	5.100%	4/2/2035	475	478
	Alabama Power Co.	6.000%	3/1/2039	654	693
	Alabama Power Co.	5.200%	6/1/2041	120	117
	Alabama Power Co.	4.100%	1/15/2042	215	179
	Alabama Power Co.	3.750%	3/1/2045	630	490
	Alabama Power Co.	4.300%	7/15/2048	775	634
	Ameren Illinois Co.	6.125%	12/15/2028	1,000	1,030
[4]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2041	446	443
	American Water Capital Corp.	3.750%	9/1/2047	45	34
	American Water Capital Corp.	4.200%	9/1/2048	590	476
	American Water Capital Corp.	4.150%	6/1/2049	25	20
	American Water Capital Corp.	3.450%	5/1/2050	95	67
	Appalachian Power Recovery Funding LLC	4.961%	10/1/2037	1,140	1,146
	Appalachian Power Recovery Funding LLC	5.836%	4/1/2048	1,000	1,025
	Arizona Public Service Co.	5.900%	8/15/2055	430	431
	Atmos Energy Corp.	5.000%	12/15/2054	465	418
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	238	150
	Basin Electric Power Cooperative	5.850%	10/15/2055	720	702
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	765	816
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	25	26
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	940	886
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	115	92
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	293	244
[6]	Boston Gas Co.	3.150%	8/1/2027	140	138
[6]	Boston Gas Co.	3.757%	3/16/2032	120	112
[6]	Brooklyn Union Gas Co.	4.273%	3/15/2048	708	555
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	465	469
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	255	255
	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	896	876
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	1,109	1,123
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	1,369	1,356
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	868	884
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	145	148
18

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Chpe LLC	4.875%	6/30/2031	305	304
[6]	Chpe LLC	5.100%	6/30/2033	816	814
[6]	Chpe LLC	5.350%	6/30/2036	851	849
[6]	Chpe LLC	5.875%	6/29/2046	918	923
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	405	379
	Cleco Securitization I LLC	4.646%	9/1/2044	765	741
	Commonwealth Edison Co.	4.350%	11/15/2045	375	315
	Commonwealth Edison Co.	3.650%	6/15/2046	115	87
	Commonwealth Edison Co.	4.000%	3/1/2048	368	288
	Commonwealth Edison Co.	3.850%	3/15/2052	115	85
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	185	159
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	980	837
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	76	59
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	50	39
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	570	375
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	1,971	1,648
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	725	716
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	500	371
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,353	1,091
	Consumers Energy Co.	4.200%	9/1/2052	2	2
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	1,095	1,120
	Dominion Energy Inc.	4.600%	5/15/2028	785	785
	Dominion Energy Inc.	4.900%	8/1/2041	225	207
	Dominion Energy Inc.	4.600%	3/15/2049	760	634
	Dominion Energy Inc.	4.850%	8/15/2052	3,007	2,591
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	138	150
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	44	45
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	95	95
	DTE Energy Co.	4.950%	7/1/2027	640	643
	DTE Energy Co.	5.200%	4/1/2030	245	249
	Duke Energy Carolinas LLC	4.950%	1/15/2033	148	149
	Duke Energy Carolinas LLC	6.100%	6/1/2037	493	523
	Duke Energy Carolinas LLC	3.700%	12/1/2047	470	353
	Duke Energy Carolinas LLC	5.350%	1/15/2053	1,075	1,017
	Duke Energy Carolinas NC Storm Funding II LLC	5.070%	1/1/2048	1,125	1,090
	Duke Energy Corp.	3.400%	6/15/2029	350	338
	Duke Energy Corp.	2.450%	6/1/2030	470	432
	Duke Energy Corp.	4.500%	8/15/2032	455	446
	Duke Energy Corp.	4.950%	9/15/2035	565	553
	Duke Energy Corp.	3.300%	6/15/2041	920	701
	Duke Energy Corp.	4.800%	12/15/2045	1,200	1,049
	Duke Energy Corp.	3.750%	9/1/2046	645	482
	Duke Energy Corp.	3.950%	8/15/2047	200	153
	Duke Energy Corp.	4.200%	6/15/2049	525	408
	Duke Energy Corp.	3.500%	6/15/2051	1,190	811
	Duke Energy Corp.	5.000%	8/15/2052	1,703	1,482
	Duke Energy Corp.	6.100%	9/15/2053	275	280
	Duke Energy Corp.	5.800%	6/15/2054	1,900	1,851
	Duke Energy Florida LLC	6.350%	9/15/2037	200	217
	Duke Energy Florida LLC	3.400%	10/1/2046	170	123
	Duke Energy Florida LLC	5.950%	11/15/2052	155	159
	Duke Energy Indiana LLC	4.950%	3/15/2036	30	29
	Duke Energy Progress LLC	5.050%	3/15/2035	1,220	1,220
	Duke Energy Progress LLC	6.300%	4/1/2038	365	394
	Duke Energy Progress LLC	4.100%	3/15/2043	118	98
	Duke Energy Progress LLC	4.200%	8/15/2045	2,045	1,685
	Duke Energy Progress LLC	2.500%	8/15/2050	70	41
	Duke Energy Progress LLC	2.900%	8/15/2051	70	44
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	1,010	865
	Duke Energy Progress NC Storm Funding LLC	4.890%	1/1/2048	1,150	1,125
[6]	East Ohio Gas Co.	2.000%	6/15/2030	325	292
[6]	East Ohio Gas Co.	3.000%	6/15/2050	475	304
	Emera US Finance LP	4.750%	6/15/2046	1,300	1,107
[6]	ENEL Finance International NV	4.125%	9/30/2028	390	385
[6]	ENEL Finance International NV	4.375%	9/30/2030	1,010	992
	Evergy Kansas Central Inc.	3.250%	9/1/2049	510	349
	Evergy Metro Inc.	2.250%	6/1/2030	205	187
	Evergy Metro Inc.	4.200%	3/15/2048	137	111
	Eversource Energy	3.300%	1/15/2028	275	269
	Eversource Energy	5.450%	3/1/2028	765	774
19

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	4.450%	12/15/2030	355	349
	Eversource Energy	3.375%	3/1/2032	70	64
	Eversource Energy	5.125%	5/15/2033	115	115
	Eversource Energy	5.950%	7/15/2034	300	313
	Exelon Corp.	3.350%	3/15/2032	540	499
	FirstEnergy Corp.	2.650%	3/1/2030	170	157
	FirstEnergy Corp.	2.250%	9/1/2030	1,272	1,146
	FirstEnergy Corp.	4.850%	7/15/2047	71	62
	FirstEnergy Corp.	3.400%	3/1/2050	1,620	1,102
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	60	61
[6]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	249	247
	FirstEnergy Transmission LLC	5.000%	1/15/2035	523	514
	Florida Power & Light Co.	5.650%	2/1/2035	1,000	1,026
	Florida Power & Light Co.	4.950%	6/1/2035	1,000	994
	Florida Power & Light Co.	5.690%	3/1/2040	615	631
	Florida Power & Light Co.	3.700%	12/1/2047	368	278
	Florida Power & Light Co.	5.300%	4/1/2053	535	504
	Florida Power & Light Co.	5.900%	6/1/2066	3,500	3,534
	Fortis Inc.	3.055%	10/4/2026	1,195	1,191
	Georgia Power Co.	4.850%	3/15/2031	465	468
	Georgia Power Co.	4.700%	5/15/2032	910	909
	Georgia Power Co.	4.950%	5/17/2033	1,035	1,041
	Georgia Power Co.	5.250%	3/15/2034	455	462
	Georgia Power Co.	5.200%	3/15/2035	955	965
	Georgia Power Co.	5.400%	6/1/2040	205	207
	Georgia Power Co.	4.750%	9/1/2040	988	923
	Georgia Power Co.	4.300%	3/15/2042	2,811	2,443
	Georgia Power Co.	3.700%	1/30/2050	170	126
	Georgia Power Co.	5.125%	5/15/2052	540	500
	Indiana Michigan Power Co.	4.250%	8/15/2048	415	337
	Jersey Central Power & Light Co.	5.100%	1/15/2035	925	922
[4]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	643	610
[6]	KeySpan Gas East Corp.	2.742%	8/15/2026	670	668
[6]	Massachusetts Electric Co.	5.900%	11/15/2039	585	597
	MidAmerican Energy Co.	4.400%	10/15/2044	15	13
	MidAmerican Energy Co.	4.250%	5/1/2046	45	37
	MidAmerican Energy Co.	4.250%	7/15/2049	165	134
	MidAmerican Energy Co.	3.150%	4/15/2050	1,166	779
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	220	218
	Mississippi Power Co.	4.250%	3/15/2042	211	179
[6]	Monongahela Power Co.	5.400%	12/15/2043	135	128
	Nevada Power Co.	3.125%	8/1/2050	305	201
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	1,000	990
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/2050	540	339
	NiSource Inc.	5.200%	7/1/2029	225	228
	NiSource Inc.	5.250%	2/15/2043	645	606
	NiSource Inc.	4.800%	2/15/2044	255	226
	NiSource Inc.	5.000%	6/15/2052	2,036	1,795
	NiSource Inc.	5.850%	4/1/2055	500	496
	Northern States Power Co.	2.250%	4/1/2031	145	130
	Northern States Power Co.	4.850%	5/15/2036	515	505
	Northern States Power Co.	6.250%	6/1/2036	1,745	1,888
[4,6]	Oglethorpe Power Corp.	6.191%	1/1/2031	666	689
	Oglethorpe Power Corp.	5.950%	11/1/2039	170	176
	Oglethorpe Power Corp.	4.250%	4/1/2046	537	424
	Oglethorpe Power Corp.	4.500%	4/1/2047	115	95
	Oglethorpe Power Corp.	5.050%	10/1/2048	65	58
	Oglethorpe Power Corp.	5.800%	6/1/2054	575	563
[6]	Ohio Edison Co.	4.950%	12/15/2029	135	136
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	150	145
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	414	408
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	2,025	2,111
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	75	67
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	355	210
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	670	563
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	294	261
	Pacific Gas & Electric Co.	6.950%	3/15/2034	695	758
	Pacific Gas & Electric Co.	5.800%	5/15/2034	305	312
	Pacific Gas & Electric Co.	5.200%	5/1/2036	350	340
	Pacific Gas & Electric Co.	4.600%	6/15/2043	207	173
20

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.750%	2/15/2044	515	435
	Pacific Gas & Electric Co.	4.300%	3/15/2045	496	389
	Pacific Gas & Electric Co.	4.000%	12/1/2046	360	267
	Pacific Gas & Electric Co.	4.950%	7/1/2050	1,686	1,407
	Pacific Gas & Electric Co.	5.250%	3/1/2052	95	82
	Pacific Gas & Electric Co.	6.750%	1/15/2053	525	552
	Pacific Gas & Electric Co.	6.000%	5/1/2056	735	703
	PECO Energy Co.	4.600%	5/15/2052	280	237
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	109	90
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	494	365
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	365	318
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	720	682
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	685	633
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	260	233
	Potomac Electric Power Co.	6.500%	11/15/2037	750	824
	Public Service Co. of Colorado	4.150%	3/13/2029	545	540
	Public Service Co. of New Hampshire	5.350%	10/1/2033	170	174
	Public Service Co. of Oklahoma	5.200%	1/15/2035	300	299
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,485	1,500
	Public Service Electric & Gas Co.	5.050%	3/1/2035	803	805
	Public Service Electric & Gas Co.	5.500%	3/1/2055	543	527
	Public Service Electric & Gas Co.	5.625%	1/1/2056	645	637
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	870	881
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	790	805
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	680	687
	San Diego Gas & Electric Co.	1.700%	10/1/2030	145	128
	San Diego Gas & Electric Co.	3.750%	6/1/2047	160	121
	San Diego Gas & Electric Co.	4.150%	5/15/2048	545	433
	San Diego Gas & Electric Co.	2.950%	8/15/2051	21	13
	San Diego Gas & Electric Co.	3.700%	3/15/2052	205	147
	San Diego Gas & Electric Co.	5.350%	4/1/2053	1,050	977
[4]	SCE Recovery Funding LLC	0.861%	11/15/2033	163	147
	SCE Recovery Funding LLC	1.942%	5/15/2040	110	86
	SCE Recovery Funding LLC	2.510%	11/15/2043	100	69
	Sempra	3.250%	6/15/2027	4,095	4,047
	Sempra	6.000%	10/15/2039	600	615
	Southern California Edison Co.	5.150%	6/1/2029	1,000	1,011
	Southern California Edison Co.	5.450%	6/1/2031	1,033	1,052
	Southern California Edison Co.	4.800%	3/15/2033	925	905
	Southern California Edison Co.	5.350%	7/15/2035	135	133
	Southern California Edison Co.	5.550%	1/15/2037	2,250	2,240
	Southern California Edison Co.	6.050%	3/15/2039	55	56
	Southern California Edison Co.	4.000%	4/1/2047	195	145
	Southern California Edison Co.	4.125%	3/1/2048	188	142
	Southern California Edison Co.	4.875%	3/1/2049	87	73
	Southern California Edison Co.	3.650%	2/1/2050	155	107
	Southern California Edison Co.	5.700%	3/1/2053	429	396
	Southern California Edison Co.	5.875%	12/1/2053	139	132
	Southern California Edison Co.	5.750%	4/15/2054	255	237
	Southern California Edison Co.	5.900%	3/1/2055	584	557
	Southern California Gas Co.	6.350%	11/15/2052	250	265
	Southern Co.	4.400%	7/1/2046	2,250	1,881
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	165	172
	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	190	188
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	200	156
	Southwest Gas Corp.	2.200%	6/15/2030	230	209
	Southwestern Electric Power Co.	5.300%	4/1/2033	365	370
	Southwestern Electric Power Co.	5.200%	4/1/2036	450	444
	Southwestern Electric Power Co.	6.200%	3/15/2040	400	418
	Southwestern Electric Power Co.	3.850%	2/1/2048	160	119
	Southwestern Electric Power Co.	5.900%	4/1/2056	1,975	1,946
	Southwestern Public Service Co.	5.300%	8/15/2036	1,075	1,073
	Southwestern Public Service Co.	3.700%	8/15/2047	102	76
	Tampa Electric Co.	4.900%	3/1/2029	245	247
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2044	1,120	1,079
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2048	535	496
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2052	500	470
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	455	458
	Tucson Electric Power Co.	5.500%	4/15/2053	60	57
	Tucson Electric Power Co.	5.900%	4/15/2055	215	217
21

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	4.000%	4/1/2048	423	333
	Union Electric Co.	5.450%	3/15/2053	250	238
	Virginia Electric & Power Co.	5.150%	3/15/2035	215	215
	Virginia Electric & Power Co.	4.900%	9/15/2035	520	509
	Virginia Electric & Power Co.	4.600%	12/1/2048	150	127
	Virginia Electric & Power Co.	5.450%	4/1/2053	400	380
	Virginia Electric & Power Co.	5.550%	8/15/2054	400	387
	Virginia Electric & Power Co.	5.650%	3/15/2055	465	454
	Virginia Electric & Power Co.	5.600%	9/15/2055	1,780	1,725
	Wisconsin Electric Power Co.	5.700%	12/1/2036	690	721
					142,513
Total Corporate Bonds (Cost $905,530)					865,681
Sovereign Bonds (0.3%)
[6]	Government of Bermuda	2.375%	8/20/2030	400	362
[6]	Government of Bermuda	3.375%	8/20/2050	200	138
[6]	Kingdom of Saudi Arabia	4.125%	1/12/2029	1,750	1,721
[6]	OMERS Finance Trust	4.000%	4/20/2028	560	557
	Republic of Chile	2.550%	7/27/2033	1,085	932
	Republic of Chile	3.500%	1/31/2034	545	495
	Republic of Chile	3.500%	4/15/2053	575	410
	State of Israel	5.375%	3/12/2029	1,110	1,121
	State of Israel	4.500%	1/13/2031	1,515	1,481
	State of Israel	5.500%	3/12/2034	580	589
	United Mexican States	6.125%	2/9/2038	1,150	1,129
	United Mexican States	6.400%	5/7/2054	533	502
	United Mexican States	6.750%	2/9/2056	795	780
Total Sovereign Bonds (Cost $10,758)					10,217
Taxable Municipal Bonds (1.2%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/2037	50	41
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	60	62
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	614	697
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/2043	300	248
	California GO	7.500%	4/1/2034	155	176
	California GO	7.550%	4/1/2039	375	445
	California GO	7.300%	10/1/2039	1,400	1,598
	California GO	5.875%	10/1/2041	885	916
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/2037	120	112
	California State University College & University Revenue	2.719%	11/1/2052	350	231
	California State University College & University Revenue	2.939%	11/1/2052	445	302
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	1,565	1,726
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	724	798
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	99	98
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/2040	220	179
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/2046	515	374
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/2051	75	62
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	205	179
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/2053	345	272
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	1,925	2,055
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/2034	50	44
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/2042	35	27
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	175	160
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/2042	140	141
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	930	645
	Houston TX GO	6.290%	3/1/2032	230	242
	Illinois GO	5.100%	6/1/2033	9,198	9,292
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	750	789
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	5	4
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	155	130
[10]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/2051	390	272
[9]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/2034	2,000	2,069
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	670	674
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	385	378
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	1,000	1,032
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	285	329
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	390	429
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	70	65
22

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	295	264
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	275	221
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	410	478
	New York NY GO	4.610%	9/1/2037	474	456
	New York NY GO	5.650%	2/1/2046	575	577
	New York NY GO	5.094%	10/1/2049	595	551
	New York NY GO	5.796%	2/1/2052	1,175	1,187
	New York NY GO	5.114%	10/1/2054	280	258
	New York NY GO	5.935%	2/1/2055	155	160
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	465	509
[9]	Oregon School Boards Association GO	5.528%	6/30/2028	1,044	1,059
[10]	Oregon State University College & University Revenue	3.424%	3/1/2060	1,000	692
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/2028	1,945	2,027
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/2053	1,035	983
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	485	317
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	1,175	997
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	640	580
	Riverside CA General Fund Revenue	3.857%	6/1/2045	475	420
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	930	886
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	1,000	828
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	475	478
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	1,050	1,044
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	925	902
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	330	333
	University of California College & University Revenue	1.316%	5/15/2027	215	210
	University of California College & University Revenue	1.614%	5/15/2030	645	584
	University of California College & University Revenue	3.931%	5/15/2045	570	524
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	465	454
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	80	84
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	695	732
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	450	295
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	1,350	1,148
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	780	489
	University of Michigan College & University Revenue	2.562%	4/1/2050	997	618
	University of Michigan College & University Revenue	3.504%	4/1/2052	210	154
	University of Minnesota College & University Revenue	4.048%	4/1/2052	775	619
Total Taxable Municipal Bonds (Cost $53,524)					49,411
				Shares
Temporary Cash Investments (1.4%)
Money Market Fund (0.2%)
[12,13]	Vanguard Market Liquidity Fund	3.682%		56,233	5,623
				Face Amount ($000)
Repurchase Agreements (1.2%)
	HSBC Bank USA (Dated 6/30/2026, Repurchase Value $11,701, collateralized by U.S. Treasury Obligations 1.250%–4.250%, 1/15/2027–5/15/2053, with a value of $11,934)	3.640%	7/1/2026	11,700	11,700
23

Balanced Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NatWest Markets plc (Dated 6/30/2026, Repurchase Value $36,804, collateralized by U.S. Treasury Obligations 3.875%, 4/30/2031, with a value of $37,536)	3.640%	7/1/2026	36,800	36,800
				48,500
Total Temporary Cash Investments (Cost $54,123)				54,123
Total Investments (100.2%) (Cost $3,450,299)				3,974,688
Other Assets and Liabilities—Net (-0.2%)				(8,548)
Net Assets (100%)				3,966,140
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,707.
2	Securities with a value of $89 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $642 have been segregated as collateral for open over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $230,331, representing 5.8% of net assets.

7
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2026.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $5,611 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2026	41	4,506	37

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Elevance Health Inc.	12/10/2029	CITNA	19,681	(3.625)	—	(823)
Goldman Sachs Group Inc.	5/5/2028	JPMC	22,646	(4.276)	—	(563)
Goldman Sachs Group Inc.	12/10/2029	CITNA	7,973	(3.625)	96	—
JPMorgan Chase & Co.	12/10/2029	CITNA	1,169	(3.623)	—	(30)
					96	(1,416)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Balanced Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,444,676)	3,969,065
Affiliated Issuers (Cost $5,623)	5,623
Total Investments in Securities	3,974,688
Investment in Vanguard	86
Foreign Currency, at Value (Cost $385)	385
Receivables for Investment Securities Sold	21,400
Receivables for Accrued Income	18,840
Receivables for Capital Shares Issued	1,145
Unrealized Appreciation—Over-the-Counter Swap Contracts	96
Total Assets	4,016,640
Liabilities
Due to Custodian	191
Payables for Investment Securities Purchased	35,028
Collateral for Securities on Loan	5,611
Payables to Investment Advisor	469
Payables for Capital Shares Redeemed	7,431
Payables to Vanguard	342
Variation Margin Payable—Futures Contracts	12
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,416
Total Liabilities	50,500
Net Assets	3,966,140
1 Includes $5,707 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	3,178,438
Total Distributable Earnings (Loss)	787,702
Net Assets	3,966,140

Net Assets
Applicable to 170,907,161 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,966,140
Net Asset Value Per Share	$23.21

See accompanying Notes, which are an integral part of the Financial Statements.
25

Balanced Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	15,080
Interest	30,374
Securities Lending—Net	1
Total Income	45,455
Expenses
Investment Advisory Fees—Note B
Basic Fee	943
Performance Adjustment	(40)
The Vanguard Group—Note C
Management and Administrative	2,888
Marketing and Distribution	105
Custodian Fees	18
Shareholders’ Reports and Proxy Fees	27
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	3,947
Expenses Paid Indirectly	(2)
Net Expenses	3,945
Net Investment Income	41,510
Realized Net Gain (Loss)
Investment Securities Sold[2]	228,922
Futures Contracts	94
Swap Contracts	4,449
Foreign Currencies	30
Realized Net Gain (Loss)	233,495
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(30,413)
Futures Contracts	37
Swap Contracts	(1,942)
Foreign Currencies	(83)
Change in Unrealized Appreciation (Depreciation)	(32,401)
Net Increase (Decrease) in Net Assets Resulting from Operations	242,604

1	Dividends are net of foreign withholding taxes of $162.
2
Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were less than $1. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Balanced Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,510	79,933
Realized Net Gain (Loss)	233,495	432,475
Change in Unrealized Appreciation (Depreciation)	(32,401)	39,476
Net Increase (Decrease) in Net Assets Resulting from Operations	242,604	551,884
Distributions
Total Distributions	(508,876)	(404,142)
Capital Share Transactions
Issued	140,980	285,174
Issued in Lieu of Cash Distributions	508,876	404,142
Redeemed	(237,131)	(552,613)
Net Increase (Decrease) from Capital Share Transactions	412,725	136,703
Total Increase (Decrease)	146,453	284,445
Net Assets
Beginning of Period	3,819,687	3,535,242
End of Period	3,966,140	3,819,687

See accompanying Notes, which are an integral part of the Financial Statements.
27

Balanced Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.41	$24.77	$23.29	$21.72	$28.41	$25.68
Investment Operations
Net Investment Income[1]	.258	.530	.534	.518	.471	.468
Net Realized and Unrealized Gain (Loss) on Investments	.974	3.000	2.752	2.415	(4.277)	4.137
Total from Investment Operations	1.232	3.530	3.286	2.933	(3.806)	4.605
Distributions
Dividends from Net Investment Income	(.564)	(.547)	(.571)	(.464)	(.480)	(.497)
Distributions from Realized Capital Gains	(2.868)	(2.343)	(1.235)	(.899)	(2.404)	(1.378)
Total Distributions	(3.432)	(2.890)	(1.806)	(1.363)	(2.884)	(1.875)
Net Asset Value, End of Period	$23.21	$25.41	$24.77	$23.29	$21.72	$28.41
Total Return	6.52%	16.46%	14.80%	14.33%	-14.30%	19.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,966	$3,820	$3,535	$3,260	$3,142	$3,787
Ratio of Total Expenses to Average Net Assets[2]	0.21%[3]	0.20%[3]	0.20%[4]	0.21%[4]	0.21%[4]	0.20%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.22%	2.25%	2.37%	2.05%	1.76%
Portfolio Turnover Rate[5]	45%	68%	64%	40%	40%	33%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.00%), (0.01%), (0.01%), (0.00%), 0.00%, and (0.01%).
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.21% and 0.20%, respectively.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.20%, 0.21% and 0.21%, respectively.
5	Includes 0%, 0%, 1%, 1%, 7%, and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Balanced Portfolio
Notes to Financial Statements
The Balanced Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The portfolio may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the portfolio and may be offset by entering into an equal amount of TBA purchases. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
4. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the
29

Balanced Portfolio
prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7.  Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the portfolio’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect
30

Balanced Portfolio
to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.
Wellington Management Company LLP provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended June 30, 2026, the investment advisory fee represented an effective annual basic rate of 0.05% of the portfolio’s average net assets, before a net decrease of $40,000 (less than 0.01%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $86,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
The portfolio has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the six months ended June 30, 2026, these arrangements reduced the portfolio’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.
Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
31

Balanced Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,490,822	101,976	—	2,592,798
U.S. Government and Agency Obligations	—	377,759	—	377,759
Asset-Backed/Commercial Mortgage-Backed Securities	—	24,699	—	24,699
Corporate Bonds	—	865,681	—	865,681
Sovereign Bonds	—	10,217	—	10,217
Taxable Municipal Bonds	—	49,411	—	49,411
Temporary Cash Investments	5,623	48,500	—	54,123
Total	2,496,445	1,478,243	—	3,974,688

Derivative Financial Instruments
Assets
Futures Contracts[1]	37	—	—	37
Swap Contracts	—	96	—	96
Total	37	96	—	133
Liabilities
Swap Contracts	—	(1,416)	—	(1,416)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

F.
At June 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	—	37	37
Unrealized Appreciation— Over-the-Counter Swap Contracts	96	—	96
Total Assets	96	37	133

Unrealized Depreciation— Over-the-Counter Swap Contracts	(1,416)	—	(1,416)
Total Liabilities	(1,416)	—	(1,416)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Futures Contracts	—	94	94
Swap Contracts	4,449	—	4,449
Realized Net Gain (Loss) on Derivatives	4,449	94	4,543
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	—	37	37
Swap Contracts	(1,942)	—	(1,942)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,942)	37	(1,905)
32

Balanced Portfolio
G.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,452,271
Gross Unrealized Appreciation	629,384
Gross Unrealized Depreciation	(106,930)
Net Unrealized Appreciation (Depreciation)	522,454
H.
During the six months ended June 30, 2026, the portfolio purchased $1,381,035,000 of investment securities and sold $1,488,682,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $332,276,000 and $269,264,000, respectively.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $14,358,000 and sales were $1,261,000, resulting in net realized gain of $788,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	5,972	11,864
Issued in Lieu of Cash Distributions	24,643	18,920
Redeemed	(10,007)	(23,180)
Net Increase (Decrease) in Shares Outstanding	20,608	7,604
J.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 60% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
K.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692B 082026
33

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Money Market Portfolio

Contents
Financial Statements	1

Money Market Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The portfolio’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (39.0%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	3.620%	7/1/2026	135	135
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.625%	7/1/2026	200	200
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	3.625%	7/1/2026	10	10
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.015%	3.635%	7/1/2026	2,000	2,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.020%	3.640%	7/1/2026	2,000	2,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	3.645%	7/1/2026	1,000	1,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	3.650%	7/1/2026	900	900
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	3.655%	7/1/2026	1,000	1,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	3.660%	7/1/2026	3,000	3,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	3.660%	7/1/2026	1,000	1,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	3.660%	7/1/2026	1,000	1,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	3.665%	7/1/2026	10,000	10,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	3.700%	7/1/2026	10,000	9,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	3.700%	7/1/2026	4,500	4,499
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.115%	3.735%	7/1/2026	2,000	2,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.120%	3.740%	7/1/2026	4,845	4,845
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.130%	3.750%	7/1/2026	2,800	2,800
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.135%	3.755%	7/1/2026	6,000	6,002
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.135%	3.755%	7/1/2026	2,000	2,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.135%	3.755%	7/1/2026	1,500	1,500
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.140%	3.760%	7/1/2026	5,000	5,001
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.270%	3.890%	7/1/2026	1,000	1,001
	Federal Home Loan Banks	3.620%	7/10/2026	6,440	6,440
	Federal Home Loan Banks	3.620%	7/13/2026	6,120	6,120
	Federal Home Loan Banks	3.620%	7/14/2026	1,360	1,360
	Federal Home Loan Banks	3.670%	8/20/2026	3,250	3,250
	Federal Home Loan Banks	3.670%	8/21/2026	6,525	6,525
	Federal Home Loan Banks	3.670%	8/21/2026	3,255	3,255
	Federal Home Loan Banks	3.743%	9/2/2026	2,775	2,775
	Federal Home Loan Banks	3.735%	9/4/2026	9,120	9,120
	Federal Home Loan Banks	3.830%	11/20/2026	2,710	2,710
	Federal Home Loan Banks Discount Notes	3.666%–3.737%	7/1/2026	1,229	1,229
	Federal Home Loan Banks Discount Notes	3.708%	7/6/2026	176	176
	Federal Home Loan Banks Discount Notes	3.792%	7/8/2026	627	627
	Federal Home Loan Banks Discount Notes	3.646%–3.859%	7/10/2026	17,563	17,547
	Federal Home Loan Banks Discount Notes	3.601%–3.803%	7/15/2026	20,246	20,217
	Federal Home Loan Banks Discount Notes	3.634%–3.799%	7/17/2026	10,378	10,361
	Federal Home Loan Banks Discount Notes	3.640%	7/22/2026	1,000	998
	Federal Home Loan Banks Discount Notes	3.661%–3.799%	7/24/2026	20,923	20,874
	Federal Home Loan Banks Discount Notes	3.795%	7/27/2026	408	407
	Federal Home Loan Banks Discount Notes	3.655%–3.792%	7/29/2026	17,822	17,771
	Federal Home Loan Banks Discount Notes	3.718%–3.824%	8/5/2026	6,693	6,669
	Federal Home Loan Banks Discount Notes	3.750%	8/6/2026	2,000	1,992
	Federal Home Loan Banks Discount Notes	3.586%–3.850%	8/7/2026	27,200	27,098
	Federal Home Loan Banks Discount Notes	3.824%	8/10/2026	119	118
	Federal Home Loan Banks Discount Notes	3.735%	8/12/2026	3,000	2,987
	Federal Home Loan Banks Discount Notes	3.710%–3.767%	8/14/2026	15,617	15,546
	Federal Home Loan Banks Discount Notes	3.746%	8/19/2026	5,000	4,975
	Federal Home Loan Banks Discount Notes	3.779%	8/21/2026	6,641	6,605
	Federal Home Loan Banks Discount Notes	3.758%–3.786%	8/26/2026	9,500	9,444
	Federal Home Loan Banks Discount Notes	3.789%–3.858%	8/28/2026	8,365	8,314
	Federal Home Loan Banks Discount Notes	3.694%	9/2/2026	5,000	4,968
	Federal Home Loan Banks Discount Notes	3.695%–3.764%	9/9/2026	10,345	10,271
	Federal Home Loan Banks Discount Notes	3.699%	9/14/2026	16,000	15,880
	Federal Home Loan Banks Discount Notes	3.710%	9/16/2026	465	461
	Federal Home Loan Banks Discount Notes	3.702%–3.703%	9/21/2026	13,000	12,893
	Federal Home Loan Banks Discount Notes	3.787%	10/9/2026	3,700	3,662
	Federal Home Loan Banks Discount Notes	3.812%–3.900%	10/14/2026	7,400	7,318
	Federal Home Loan Banks Discount Notes	3.732%	10/23/2026	6,500	6,425
	Federal Home Loan Banks Discount Notes	3.794%	10/28/2026	5,400	5,334
	Federal Home Loan Banks Discount Notes	3.760%	11/4/2026	3,000	2,962
	Federal Home Loan Banks Discount Notes	3.734%	11/13/2026	107	106
	Federal Home Loan Banks Discount Notes	3.743%–3.749%	11/18/2026	1,525	1,503
	Federal Home Loan Banks Discount Notes	3.862%	11/20/2026	2,000	1,970
	Federal Home Loan Banks Discount Notes	3.853%	11/25/2026	5,000	4,923
	Federal Home Loan Banks Discount Notes	3.742%–3.825%	11/27/2026	7,047	6,939
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.620%	7/1/2026	2,260	2,260
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.620%	7/1/2026	2,190	2,190
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.620%	7/1/2026	2,190	2,190
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.620%	7/1/2026	1,640	1,640
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.620%	7/1/2026	1,105	1,105
1

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.000%	3.620%	7/1/2026	1,095	1,095
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.625%	7/1/2026	6,150	6,150
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.625%	7/1/2026	5,030	5,030
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.625%	7/1/2026	2,340	2,340
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.625%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.625%	7/1/2026	1,895	1,895
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.625%	7/1/2026	1,115	1,115
[2]	Federal Home Loan Banks, SOFR + 0.005%	3.625%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	6,900	6,899
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	2,265	2,265
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	1,025	1,025
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	660	660
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	325	325
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/1/2026	325	325
[2]	Federal Home Loan Banks, SOFR + 0.010%	3.630%	7/6/2026	550	550
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.635%	7/1/2026	5,000	4,999
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.635%	7/1/2026	4,000	4,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.635%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.635%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.635%	7/1/2026	1,090	1,090
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.635%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.635%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	3.635%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.640%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.640%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.640%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.640%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	3.640%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	2,180	2,180
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	3.645%	7/1/2026	545	545
[2]	Federal Home Loan Banks, SOFR + 0.030%	3.650%	7/1/2026	2,000	1,999
[2]	Federal Home Loan Banks, SOFR + 0.030%	3.650%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	3.655%	7/1/2026	7,000	6,998
[2]	Federal Home Loan Banks, SOFR + 0.035%	3.655%	7/1/2026	2,000	1,999
[2]	Federal Home Loan Banks, SOFR + 0.035%	3.655%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	3.655%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	3.655%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	3.655%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	3.655%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.035%	3.655%	7/1/2026	870	870
[2]	Federal Home Loan Banks, SOFR + 0.040%	3.660%	7/1/2026	5,000	5,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	3.665%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.045%	3.665%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	3.685%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.075%	3.695%	7/1/2026	7,000	7,000
[2]	Federal Home Loan Banks, SOFR + 0.080%	3.700%	7/1/2026	2,000	2,000
[2]	Federal Home Loan Banks, SOFR + 0.095%	3.715%	7/1/2026	1,000	1,000
[2]	Federal Home Loan Banks, SOFR + 0.140%	3.760%	7/1/2026	5,000	5,001
[2]	Federal Home Loan Banks, SOFR + 0.140%	3.760%	7/1/2026	1,250	1,250
[2]	Federal Home Loan Banks, SOFR + 0.180%	3.800%	7/1/2026	2,860	2,860
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	3.760%	7/1/2026	3,000	3,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	3.760%	7/1/2026	700	700
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	3.740%	7/1/2026	12,591	12,592
[2,3]	Federal National Mortgage Association, SOFR + 0.135%	3.755%	7/1/2026	1,800	1,800
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	3.760%	7/1/2026	1,006	1,006
Total U.S. Government Agency Debt (Cost $521,965)					521,965
U.S. Treasury Debt (24.5%)
	United States Treasury Bill	3.602%	7/7/2026	873	873
	United States Treasury Bill	3.379%–3.574%	7/14/2026	30,205	30,166
	United States Treasury Bill	3.523%–3.586%	7/16/2026	20,265	20,235
	United States Treasury Bill	3.370%	7/21/2026	13,450	13,423
	United States Treasury Bill	3.576%	7/23/2026	12,674	12,646
	United States Treasury Bill	3.379%	8/4/2026	20,139	20,071
	United States Treasury Bill	3.576%	8/13/2026	26,000	25,888
2

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	3.541%	8/18/2026	7,000	6,966
	United States Treasury Bill	3.566%	8/20/2026	6,081	6,051
	United States Treasury Bill	3.527%	8/25/2026	26,647	26,500
	United States Treasury Bill	3.536%	9/1/2026	13,370	13,286
	United States Treasury Bill	3.531%–3.536%	9/15/2026	29,546	29,321
	United States Treasury Bill	3.551%	10/6/2026	13,386	13,255
	United States Treasury Bill	3.673%	11/19/2026	12,786	12,605
	United States Treasury Bill	3.730%	11/27/2026	6,000	5,909
	United States Treasury Bill	3.725%	12/3/2026	17,403	17,128
	United States Treasury Bill	3.745%–3.751%	12/10/2026	12,676	12,465
	United States Treasury Bill	3.740%	12/17/2026	13,362	13,131
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	0.036%–0.041%	7/1/2026	6,223	6,220
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	0.000%–0.078%	7/1/2026	11,260	11,260
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.205%	3.820%	7/1/2026	7,548	7,552
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2026	18,731	18,771
	United States Treasury Note/Bond	1.875%	7/31/2026	1,851	1,848
	United States Treasury Note/Bond	4.375%	7/31/2026	976	976
	United States Treasury Note/Bond	1.500%	8/15/2026	1,095	1,092
	United States Treasury Note/Bond	4.625%	6/15/2027	1,113	1,120
Total U.S. Treasury Debt (Cost $328,758)					328,758
U.S. Treasury Repurchase Agreements (37.7%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 6/30/2026, Repurchase Value $10,001, collateralized by U.S. Treasury Obligations 0.250%–1.875%, 1/15/2028–7/15/2034, with a value of $10,200)	3.650%	7/1/2026	10,000	10,000
	Banco Bilbao Vizcaya Argentaria SA (Dated 6/30/2026, Repurchase Value $7,001, collateralized by U.S. Treasury Obligations 0.500%–5.000%, 3/31/2027–5/15/2056, with a value of $7,140)	3.650%	7/1/2026	7,000	7,000
	Banco Santander SA (Dated 6/30/2026, Repurchase Value $11,001, collateralized by U.S. Treasury Obligations 0.625%–4.875%, 12/31/2026–2/15/2036, with a value of $11,220)	3.640%	7/1/2026	11,000	11,000
	Banco Santander SA (Dated 6/30/2026, Repurchase Value $122, collateralized by U.S. Treasury Obligations 4.125%, 2/15/2036, with a value of $125)	3.650%	7/1/2026	122	122
	Bank of Montreal (Dated 6/30/2026, Repurchase Value $7,001, collateralized by U.S. Treasury Obligations 0.000%, 7/9/2026, with a value of $7,140)	3.650%	7/1/2026	7,000	7,000
	Bank of Nova Scotia (Dated 6/30/2026, Repurchase Value $8,001, collateralized by U.S. Treasury Obligations 0.125%–3.500%, 10/15/2026–8/15/2046, with a value of $8,160)	3.640%	7/1/2026	8,000	8,000
	Barclays Bank plc (Dated 6/30/2026, Repurchase Value $8,001, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 7/28/2026–8/15/2045, with a value of $8,160)	3.650%	7/1/2026	8,000	8,000
	BNP Paribas Securities Corp. (Dated 6/30/2026, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 1.125%–4.625%, 3/31/2028–11/15/2045, with a value of $5,100)	3.640%	7/1/2026	5,000	5,000
	BNP Paribas Securities Corp. (Dated 5/12/2026, Repurchase Value $6,038, collateralized by U.S. Treasury Obligations 0.250%–4.250%, 11/30/2027–7/15/2029, with a value of $6,120)	3.630%	7/13/2026	6,000	6,000
	BNP Paribas Securities Corp. (Dated 5/26/2026, Repurchase Value $17,107, collateralized by U.S. Treasury Obligations 3.875%–6.375%, 10/31/2026–4/30/2028, with a value of $17,340)	3.640%	7/27/2026	17,000	17,000
	BNP Paribas Securities Corp. (Dated 5/29/2026, Repurchase Value $17,105, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 11/30/2027–11/15/2043, with a value of $17,340)	3.630%	7/29/2026	17,000	17,000
	BNP Paribas Securities Corp. (Dated 6/2/2026, Repurchase Value $2,012, collateralized by U.S. Treasury Obligations 1.125%–3.875%, 8/31/2030–8/15/2033, with a value of $2,040)	3.620%	8/3/2026	2,000	2,000
	BNP Paribas Securities Corp. (Dated 6/9/2026, Repurchase Value $2,013, collateralized by U.S. Treasury Obligations 0.625%–4.625%, 11/30/2027–2/15/2047, with a value of $2,040)	3.630%	8/10/2026	2,000	2,000
	BNP Paribas Securities Corp. (Dated 6/17/2026, Repurchase Value $4,025, collateralized by U.S. Treasury Obligations 1.000%–3.875%, 7/31/2027–8/15/2045, with a value of $4,080)	3.640%	8/17/2026	4,000	4,000
	BofA Securities Inc. (Dated 6/30/2026, Repurchase Value $2,000, collateralized by U.S. Treasury Obligations 0.625%–4.125%, 6/15/2029–7/15/2034, with a value of $2,040)	3.640%	7/1/2026	2,000	2,000
	Canadian Imperial Bank of Commerce (Dated 6/3/2026, Repurchase Value $3,009, collateralized by U.S. Treasury Obligations 0.625%–4.000%, 10/15/2028–5/15/2053, with a value of $3,060)	3.610%	7/2/2026	3,000	3,000
	Canadian Imperial Bank of Commerce (Dated 6/15/2026, Repurchase Value $1,003, collateralized by U.S. Treasury Obligations 0.000%–3.750%, 7/16/2026–2/15/2041, with a value of $1,020)	3.620%	7/15/2026	1,000	1,000
	Canadian Imperial Bank of Commerce (Dated 6/26/2026, Repurchase Value $2,006, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 7/16/2026–8/15/2053, with a value of $2,040)	3.640%	7/24/2026	2,000	2,000
	Canadian Imperial Bank of Commerce (Dated 6/18/2026, Repurchase Value $13,055, collateralized by U.S. Treasury Obligations 0.250%–5.000%, 9/30/2026–2/15/2056, with a value of $13,260)	3.650%	7/30/2026	13,000	13,000
	Citigroup Global Markets Ltd. (Dated 6/24/2026, Repurchase Value $20,014, collateralized by U.S. Treasury Obligations 0.375%–4.250%, 1/15/2027–11/15/2034, with a value of $20,400)	3.640%	7/1/2026	20,000	20,000
	Citigroup Global Markets Ltd. (Dated 6/30/2026, Repurchase Value $14,001, collateralized by U.S. Treasury Obligations 0.375%–2.375%, 1/15/2027–2/15/2056, with a value of $14,280)	3.640%	7/1/2026	14,000	14,000
3

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Global Markets Ltd. (Dated 6/30/2026, Repurchase Value $12,001, collateralized by U.S. Treasury Obligations 3.750%, 4/15/2028, with a value of $12,240)	3.640%	7/1/2026	12,000	12,000
Credit Agricole Corporate & Investment Bank SA (Dated 6/30/2026, Repurchase Value $19,002, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 1/15/2028–8/15/2034, with a value of $19,380)	3.650%	7/1/2026	19,000	19,000
Credit Agricole Corporate & Investment Bank SA (Dated 6/24/2026, Repurchase Value $2,001, collateralized by U.S. Treasury Obligations 0.375%–4.875%, 7/15/2026–2/15/2054, with a value of $2,040)	3.640%	7/1/2026	2,000	2,000
Credit Agricole Corporate & Investment Bank SA (Dated 6/25/2026, Repurchase Value $3,002, collateralized by U.S. Treasury Obligations 0.125%–4.750%, 2/15/2027–8/15/2053, with a value of $3,060)	3.640%	7/2/2026	3,000	3,000
Credit Agricole Corporate & Investment Bank SA (Dated 6/25/2026, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 0.250%–4.625%, 7/15/2027–2/15/2049, with a value of $1,020)	3.640%	7/2/2026	1,000	1,000
Credit Agricole Corporate & Investment Bank SA (Dated 6/30/2026, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 0.375%–4.000%, 1/15/2027–2/15/2043, with a value of $1,020)	3.640%	7/7/2026	1,000	1,000
Deutsche Bank AG (Dated 6/30/2026, Repurchase Value $8,001, collateralized by U.S. Treasury Obligations 4.000%, 11/15/2042, with a value of $8,161)	3.650%	7/1/2026	8,000	8,000
Deutsche Bank AG (Dated 6/30/2026, Repurchase Value $9,006, collateralized by U.S. Treasury Obligations 4.000%, 11/15/2042, with a value of $9,187)	3.640%	7/7/2026	9,000	9,000
DNB Bank ASA (Dated 6/29/2026, Repurchase Value $2,001, collateralized by U.S. Treasury Obligations 2.625%–3.875%, 11/30/2027–6/30/2030, with a value of $2,040)	3.650%	7/2/2026	2,000	2,000
Fixed Income Clearing Corp. - Northern Trust (Dated 6/30/2026, Repurchase Value $36,004, collateralized by U.S. Treasury Obligations 3.500%, 10/1/2029, with a value of $36,720)	3.650%	7/1/2026	36,000	36,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 6/30/2026, Repurchase Value $63,006, collateralized by U.S. Treasury Obligations 4.000%, 4/30/2032, with a value of $64,323)	3.650%	7/1/2026	63,000	63,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 6/30/2026, Repurchase Value $31,003, collateralized by U.S. Treasury Obligations 1.875%, 2/15/2032, with a value of $31,620)	3.650%	7/1/2026	31,000	31,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 6/30/2026, Repurchase Value $2,000, collateralized by U.S. Treasury Obligations 4.250%, 6/30/2029, with a value of $2,040)	3.650%	7/1/2026	2,000	2,000
Goldman Sachs & Co. (Dated 6/30/2026, Repurchase Value $19,002, collateralized by U.S. Treasury Obligations 4.250%, 8/15/2054, with a value of $19,380)	3.640%	7/1/2026	19,000	19,000
Goldman Sachs & Co. (Dated 6/30/2026, Repurchase Value $6,004, collateralized by U.S. Treasury Obligations 3.500%, 2/15/2033, with a value of $6,120)	3.640%	7/7/2026	6,000	6,000
HSBC Securities USA Inc. (Dated 6/30/2026, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 5.250%, 11/15/2028, with a value of $1,020)	3.650%	7/1/2026	1,000	1,000
JP Morgan Securities, LLC (Dated 6/30/2026, Repurchase Value $12,001, collateralized by U.S. Treasury Obligations 0.250%–5.000%, 11/30/2027–5/15/2051, with a value of $12,240)	3.640%	7/1/2026	12,000	12,000
JP Morgan Securities, LLC (Dated 6/30/2026, Repurchase Value $11,008, collateralized by U.S. Treasury Obligations 2.375%–4.625%, 2/15/2046–5/15/2051, with a value of $11,220)	3.640%	7/7/2026	11,000	11,000
Mizuho Securities USA LLC (Dated 6/30/2026, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 0.625%, 7/31/2026, with a value of $1,020)	3.650%	7/1/2026	1,000	1,000
MUFG Securities Canada Ltd. (Dated 6/30/2026, Repurchase Value $4,000, collateralized by U.S. Treasury Obligations 1.250%–4.125%, 6/30/2027–5/15/2043, with a value of $4,080)	3.640%	7/1/2026	4,000	4,000
Natixis SA (Dated 6/30/2026, Repurchase Value $10,001, collateralized by U.S. Treasury Obligations 1.375%–2.750%, 7/15/2033–2/15/2044, with a value of $10,201)	3.640%	7/1/2026	10,000	10,000
Nomura Securities International Inc. (Dated 6/30/2026, Repurchase Value $4,000, collateralized by U.S. Treasury Obligations 0.250%–5.500%, 11/15/2026–7/15/2029, with a value of $4,082)	3.650%	7/1/2026	4,000	4,000
RBC Dominion Securities Inc. (Dated 6/29/2026, Repurchase Value $2,012, collateralized by U.S. Treasury Obligations 1.125%–4.625%, 7/31/2030–11/15/2052, with a value of $2,040)	3.690%	8/28/2026	2,000	2,000
Royal Bank of Canada (Dated 4/27/2026, Repurchase Value $3,027, collateralized by U.S. Treasury Obligations 3.250%–3.375%, 9/15/2027–5/15/2042, with a value of $3,060)	3.660%	7/24/2026	3,000	3,000
Royal Bank of Canada (Dated 4/28/2026, Repurchase Value $5,046, collateralized by U.S. Treasury Obligations 3.250%–3.750%, 6/30/2027–5/15/2042, with a value of $5,100)	3.660%	7/27/2026	5,000	5,000
Royal Bank of Canada (Dated 5/1/2026, Repurchase Value $6,056, collateralized by U.S. Treasury Obligations 3.250%–3.750%, 6/30/2027–5/15/2042, with a value of $6,120)	3.660%	7/31/2026	6,000	6,000
Royal Bank of Canada (Dated 5/21/2026, Repurchase Value $2,018, collateralized by U.S. Treasury Obligations 3.250%–3.750%, 6/30/2027–5/15/2042, with a value of $2,040)	3.640%	8/17/2026	2,000	2,000
Royal Bank of Canada (Dated 5/26/2026, Repurchase Value $8,073, collateralized by U.S. Treasury Obligations 1.000%–3.750%, 5/15/2028–2/15/2048, with a value of $8,160)	3.660%	8/24/2026	8,000	8,000
Smbc Nikko Securities America (Dated 6/25/2026, Repurchase Value $3,002, collateralized by U.S. Treasury Obligations 3.966%–4.375%, 7/31/2026–10/31/2027, with a value of $3,060)	3.640%	7/2/2026	3,000	3,000
4

Money Market Portfolio
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Societe Generale SA (Dated 6/25/2026, Repurchase Value $2,001, collateralized by U.S. Treasury Obligations 4.375%, 8/15/2043, with a value of $2,040)	3.640%	7/2/2026	2,000	2,000
Standard Chartered Bank (Dated 6/30/2026, Repurchase Value $7,001, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 9/3/2026–8/15/2045, with a value of $7,141)	3.640%	7/1/2026	7,000	7,000
Sumitomo Mitsui Banking Corp. (Dated 6/30/2026, Repurchase Value $36,004, collateralized by U.S. Treasury Obligations 1.250%–5.375%, 12/15/2027–5/15/2055, with a value of $36,720)	3.640%	7/1/2026	36,000	36,000
TD Securities (USA) LLC (Dated 6/24/2026, Repurchase Value $1,001, collateralized by U.S. Treasury Obligations 3.750%, 4/30/2027, with a value of $1,020)	3.640%	7/1/2026	1,000	1,000
Wells Fargo Securities LLC (Dated 6/30/2026, Repurchase Value $10,001, collateralized by U.S. Treasury Obligations 3.750%–4.000%, 4/30/2027–6/30/2028, with a value of $10,201)	3.650%	7/1/2026	10,000	10,000
Wells Fargo Securities LLC (Dated 6/24/2026, Repurchase Value $4,003, collateralized by U.S. Treasury Obligations 5.000%, 5/15/2037, with a value of $4,083)	3.640%	7/1/2026	4,000	4,000
Total U.S. Treasury Repurchase Agreements (Cost $505,122)				505,122
Total Investments (101.2%) (Cost $1,355,845)				1,355,845
Other Assets and Liabilities—Net (-1.2%)				(15,501)
Net Assets (100%)				1,340,344
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

3
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Money Market Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $850,723)	850,723
Repurchase Agreements (Cost $505,122)	505,122
Total Investments in Securities	1,355,845
Investment in Vanguard	29
Receivables for Accrued Income	2,288
Receivables for Capital Shares Issued	1,114
Total Assets	1,359,276
Liabilities
Due to Custodian	91
Payables for Investment Securities Purchased	17,516
Payables for Capital Shares Redeemed	1,243
Payables to Vanguard	82
Total Liabilities	18,932
Net Assets	1,340,344
At June 30, 2026, net assets consisted of:

Paid-in Capital	1,340,226
Total Distributable Earnings (Loss)	118
Net Assets	1,340,344

Net Assets
Applicable to 1,339,826,767 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,340,344
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
6

Money Market Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest	24,574
Total Income	24,574
Expenses
The Vanguard Group—Note C
Investment Advisory Services	21
Management and Administrative	754
Marketing and Distribution	56
Custodian Fees	126
Shareholders’ Reports and Proxy Fees	31
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	993
Net Investment Income	23,581
Realized Net Gain (Loss) on Investment Securities Sold	11
Net Increase (Decrease) in Net Assets Resulting from Operations	23,592

See accompanying Notes, which are an integral part of the Financial Statements.
7

Money Market Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,581	53,158
Realized Net Gain (Loss)	11	42
Net Increase (Decrease) in Net Assets Resulting from Operations	23,592	53,200
Distributions
Total Distributions	(23,581)	(53,166)
Capital Share Transactions (at $1.00 per share)
Issued	196,592	575,626
Issued in Lieu of Cash Distributions	23,572	53,148
Redeemed	(232,376)	(507,811)
Net Increase (Decrease) from Capital Share Transactions	(12,212)	120,963
Total Increase (Decrease)	(12,201)	120,997
Net Assets
Beginning of Period	1,352,545	1,231,548
End of Period	1,340,344	1,352,545

See accompanying Notes, which are an integral part of the Financial Statements.
8

Money Market Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0177	.0410	.0507	.0494	.0154	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	.0001	—	—	(.0004)	—
Total from Investment Operations	.0177	.0411	.0507	.0494	.0150	.0001
Distributions
Dividends from Net Investment Income	(.0177)	(.0411)	(.0507)	(.0494)	(.0150)	(.0001)
Distributions from Realized Capital Gains	—	—	—	(.0000)[2]	(.0000)[2]	—
Total Distributions	(.0177)	(.0411)	(.0507)	(.0494)	(.0150)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	1.78%	4.18%	5.19%	5.05%	1.51%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,340	$1,353	$1,232	$1,217	$1,217	$1,106
Ratio of Expenses to Average Net Assets[3]	0.15%	0.15%	0.15%[4]	0.15%[4]	0.14%[4]	0.07%
Ratio of Net Investment Income to Average Net Assets	3.56%	4.10%	5.07%	4.94%	1.54%	0.01%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The portfolio is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2022, and 0.15% for 2021. For the six months ended June 30, 2026 and for the years ended December 31, 2025, 2024, and 2023, there were no expense reductions.

4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.15%, and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Money Market Portfolio
Notes to Financial Statements
The Money Market Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $29,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
10

Money Market Portfolio
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,355,845
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 86% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
H.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692MM 082026
11

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Short-Term Investment-Grade Portfolio

Contents
Financial Statements	1

Short-Term Investment-Grade Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.6%)
U.S. Government Securities (8.1%)
	United States Treasury Note/Bond	3.500%	10/31/2027	33,701	33,411
	United States Treasury Note/Bond	4.125%	10/31/2027	3,616	3,614
	United States Treasury Note/Bond	4.125%	11/15/2027	13,439	13,432
	United States Treasury Note/Bond	4.250%	1/15/2028	9,351	9,361
[1,2]	United States Treasury Note/Bond	3.750%	4/15/2028	10,000	9,929
	United States Treasury Note/Bond	1.250%	4/30/2028	8,790	8,342
	United States Treasury Note/Bond	2.875%	5/15/2028	25,792	25,198
	United States Treasury Note/Bond	4.000%	6/30/2028	8,883	8,856
	United States Treasury Note/Bond	3.875%	7/15/2028	7,491	7,448
	United States Treasury Note/Bond	3.875%	5/15/2029	10,000	9,924
	United States Treasury Note/Bond	3.250%	6/30/2029	20,200	19,682
	United States Treasury Note/Bond	3.500%	9/30/2029	32,599	31,941
	United States Treasury Note/Bond	3.875%	12/31/2029	6,000	5,941
	United States Treasury Note/Bond	4.250%	1/31/2030	8,264	8,283
	United States Treasury Note/Bond	3.500%	4/30/2030	9,611	9,380
	United States Treasury Note/Bond	3.875%	6/30/2030	15,000	14,829
	United States Treasury Note/Bond	3.500%	2/28/2031	7,378	7,163
	United States Treasury Note/Bond	3.875%	4/30/2031	3,202	3,157
	United States Treasury Note/Bond	4.625%	5/31/2031	5,693	5,797
					235,688
Conventional Mortgage-Backed Securities (0.5%)
[3,4]	Fannie Mae Pool	4.720%	6/1/2031	7,500	7,531
[3]	Ginnie Mae II Pool	6.000%	6/20/2066	7,250	7,406
					14,937
Total U.S. Government and Agency Obligations (Cost $252,256)					250,625
Asset-Backed/Commercial Mortgage-Backed Securities (7.0%)
[3,5]	Affirm Asset Securitization Trust Class C Series 2025-X2	4.930%	10/15/2030	100	100
[3,5]	Affirm Asset Securitization Trust Class C Series 2026-X1	4.820%	4/15/2031	110	110
[3,5]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	1,880	1,865
[3,5]	Affirm Master Trust Class B Series 2025-3A	4.750%	10/16/2034	100	99
[3,5]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	790	783
[3,5]	Affirm Master Trust Class D Series 2026-1A	4.910%	2/15/2034	140	139
[3,5,6]	Aligned Data Centers Issuer LLC Class A2I Series 2026-1A	5.909%	6/15/2056	900	902
[3,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/2029	200	202
[3]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/2029	140	141
[3,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/2034	130	132
[3,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/2034	140	143
[3,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/2032	140	142
[3,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	128	129
[3,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	89	90
[3,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	111	111
[3,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	253	253
[3,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	323	321
[3,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	162	162
[3,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	183	183
[3,5]	Ally Bank Class B Series 2026-A	4.709%	3/15/2034	232	231
[3,5]	Ally Bank Class C Series 2026-A	4.856%	3/15/2034	232	232
[3,5]	Ally Bank Class D Series 2026-A	5.248%	3/15/2034	232	231
[3,5]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/2030	200	201
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/2029	400	407
[3,5]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/2041	750	732
[3,5]	AMSR Trust Class A Series 2025-SFR1	3.655%	6/17/2042	750	715
[3,5]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2042	500	486
[3,5]	AMSR Trust Class A Series 2026-SFR1	3.775%	4/17/2043	220	208
[3,5]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/2041	490	472
[3,5]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2042	380	364
[3,5,7]	Apidos CLO XLVII Ltd. Class A1R Series 2024-47A, TSFR3M + 1.250%	4.917%	4/26/2039	570	571
[3,5,7]	Apidos CLO XLVII Ltd. Class BR Series 2024-47A, TSFR3M + 1.580%	5.247%	4/26/2039	340	340
1

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/2030	200	201
[3,5]	AutoNation Finance Trust Class C Series 2026-1A	4.560%	10/14/2031	150	148
[3,5]	AutoNation Finance Trust Class C Series 2026-2A	5.110%	6/15/2032	270	271
[3,5]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	260	261
[3,5]	AutoNation Finance Trust Class D Series 2026-1A	5.070%	1/11/2034	290	287
[3,5]	AutoNation Finance Trust Class D Series 2026-2A	5.750%	5/15/2034	380	381
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/2028	100	101
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/2030	700	720
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/2030	480	487
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/2030	410	415
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-1A	4.800%	8/20/2029	400	400
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-1A	4.280%	8/20/2030	360	355
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-2A	4.600%	8/20/2032	380	374
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/2030	240	242
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/2029	100	100
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-2A	5.510%	8/20/2031	160	161
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2026-2A	5.000%	8/20/2032	240	236
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2026-3A	5.210%	4/20/2031	220	220
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/2029	200	203
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	67	67
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-1A	5.870%	8/20/2029	100	101
[3,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-2A	6.240%	8/20/2031	100	102
[3,5]	Avis Budget Rental Car Funding LLC Class A Series 2026-4A	5.090%	12/20/2032	850	851
[3,5]	Avis Budget Rental Car Funding LLC Class B Series 2026-4A	5.480%	12/20/2032	230	230
[3,5,7]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	4.825%	10/20/2036	370	370
[3,5,7]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.550%	5.225%	10/20/2036	360	359
[3,7]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.429%	9/15/2048	40	38
[3,7]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.649%	9/20/2046	49	43
[3]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	360	338
[3]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	530	498
[3]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/2050	150	148
[3]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	400	390
[3,7]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	60	59
[3]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	240	235
[3]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	270	266
[3]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/2057	410	419
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	440	425
[3]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	120	113
[3,5,7]	Barings CLO Ltd. Class A1 Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	230	230
[3,5,7]	Barings CLO Ltd. Class B Series 2025-7A, TSFR3M + 1.500%	5.173%	1/15/2038	600	599
[3,5,7]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	290	290
[3,5,7]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	380	380
[3,5,7]	Bayview Opportunity Master Fund VII LLC Class A Series 2026-CRD1, SOFR30A + 1.600%	5.190%	9/25/2034	1,790	1,790
[3,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	155	156
[3,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/2028	180	181
[3,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/2029	210	213
[3,5,6,7,8]	BBAM US CLO VII Ltd. Class A1 Series 2026-7A, TSFR3M + 1.230%	1.000%	7/27/2039	620	620
[3]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/2055	33	33
[3]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/2057	280	282
[3]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	560	552
[3,7]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	450	462
[3,7]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.015%	5/25/2047	67	60
[3,7]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	3.994%	10/25/2036	60	50
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/2057	160	164
[3]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	290	293
[3,7]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	560	551
[3,5,7]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	400	400
[3,5,7]	Benefit Street Partners CLO IV Ltd. Class BR5 Series 2014-IVA, TSFR3M + 1.550%	5.225%	10/20/2038	460	460
[3,5,7]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.830%	10/10/2042	350	346
[3,5]	BHG Owner Loan Trust Class A Series 2026-1CON	4.810%	6/17/2037	395	394
[3,7]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/2057	170	177
[3,7]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	350	357
[3]	BMO Mortgage Trust Class A3 Series 2026-5C15	5.684%	6/25/2059	610	628
[3,7]	BMO Mortgage Trust Class AS Series 2026-5C15	5.984%	6/25/2059	360	370
[3]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	330	330
[3]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	220	219
[3]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-2	4.880%	2/17/2032	230	229
[3,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	440	416
[3,5,7]	BX Trust Class A Series 2025-ARIA	5.199%	12/13/2042	610	611
[3,5,7]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	950	950
2

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,7]	Capital Street Master Trust Class A Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	1,550	1,550
[3]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/2030	100	100
[3]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/2030	70	70
[3]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/2030	100	101
[3]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/2030	110	110
[3]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/2030	120	121
[3]	CarMax Auto Owner Trust Class C Series 2025-3	4.880%	4/15/2031	130	130
[3]	CarMax Auto Owner Trust Class C Series 2025-4	4.810%	9/15/2031	170	170
[3]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/2031	70	71
[3]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/2031	90	90
[3]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/2031	110	111
[3]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	120	121
[3]	CarMax Auto Owner Trust Class D Series 2025-3	5.220%	5/17/2032	140	140
[3]	CarMax Auto Owner Trust Class D Series 2025-4	5.110%	5/17/2032	70	70
[3]	CarMax Auto Owner Trust Class D Series 2026-1	4.930%	1/18/2033	90	89
[3]	CarMax Auto Owner Trust Class D Series 2026-2	5.100%	4/18/2033	80	79
[3]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/2027	2	2
[3]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	58	57
[3]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	110	108
[3,7]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/2050	210	208
[3,7]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	90	88
[3,7]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	160	157
[3,7]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	40	22
[3,7]	CD Mortgage Trust Class C Series 2018-CD7	4.999%	8/15/2051	90	84
[3,5,7]	CENT Trust Class A Series 2025-CITY	5.091%	7/10/2040	480	479
[3,5]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	169	169
[3,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/2029	70	71
[3,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/2030	170	172
[3,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/2030	280	282
[3,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/2030	70	71
[3,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/2030	110	111
[3,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/2030	300	303
[3,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/2030	160	159
[3,5]	Chase Auto Owner Trust Class C Series 2025-1A	4.930%	12/26/2030	120	120
[3,5]	Chase Auto Owner Trust Class C Series 2025-2A	4.530%	4/25/2031	80	79
[3,5]	Chase Auto Owner Trust Class C Series 2026-1A	5.110%	6/25/2032	120	120
[3,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/2031	100	101
[3,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/2031	350	355
[3,5]	Chase Auto Owner Trust Class D Series 2025-1A	5.240%	11/26/2032	250	249
[3,5]	Chase Auto Owner Trust Class D Series 2025-2A	5.030%	2/25/2033	250	246
[3,5]	Chase Auto Owner Trust Class D Series 2026-1A	5.560%	9/26/2033	325	325
[3,7]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.654%	3/20/2036	46	44
[3,7]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.173%	2/25/2047	54	51
[3,5,7]	CIFC Funding Ltd. Class A1 Series 2025-6A, TSFR3M + 1.250%	4.916%	10/23/2038	100	100
[3,5,7]	CIFC Funding Ltd. Class AR Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	190	190
[3,5,7]	CIFC Funding Ltd. Class B Series 2025-6A, TSFR3M + 1.550%	5.216%	10/23/2038	180	180
[3,5,7]	CIFC Funding Ltd. Class BR Series 2023-2A, TSFR3M + 1.450%	5.122%	1/21/2037	550	549
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	195	192
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	240	237
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/2072	850	803
[3]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	140	128
[3,7]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.480%	9/10/2058	100	87
[3,7]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.387%	9/15/2050	50	41
[3,7]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	4.744%	7/25/2037	29	26
[3,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/2049	781	787
[3,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	24	24
[3,5]	Compass Datacenters Issuer II LLC Class A1 Series 2025-2A	4.926%	11/25/2050	1,040	1,018
[3,5]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	1,310	1,292
[3,5]	Compass Datacenters Issuer III LLC Class A21 Series 2026-1A	4.897%	2/25/2056	860	850
[3,5]	Compass Datacenters Issuer III LLC Class A22 Series 2026-1A	5.289%	2/25/2056	510	505
[3,5]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	1,490	1,491
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/2052	60	57
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/2049	95	94
[3,7]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.338%	8/15/2048	114	110
[3,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	242	238
[3,5]	DB Master Finance LLC Class A2I Series 2025-1A	4.891%	8/20/2055	726	718
[3,5]	DB Master Finance LLC Class A2I Series 2026-1A	5.200%	5/20/2056	1,800	1,799
[3]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	130	128
[3]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	520	464
[3,5]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/2030	100	100
3

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/2030	100	100
[3,5]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	130	129
[3,5]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/2031	100	100
[3,5]	Dell Equipment Finance Trust Class D Series 2025-1	5.640%	8/22/2031	100	101
[3,5]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	170	169
[3,5]	Dell Equipment Finance Trust Class D Series 2026-1A	5.190%	11/22/2032	100	100
[3,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/2031	110	111
[3,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/2030	50	50
[3,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/2049	787	755
[3,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2025-1A	4.930%	7/25/2055	1,540	1,527
[3]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/2031	560	566
[3]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/2032	760	761
[3]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/2032	1,110	1,114
[3]	Drive Auto Receivables Trust Class D Series 2025-1	5.410%	9/15/2032	1,910	1,917
[3]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	850	842
[3,5,7]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	130	130
[3,5,7]	Dryden 42 Senior Loan Fund Class A1R3 Series 2016-42AR, TSFR3M + 1.190%	5.525%	7/15/2037	470	470
[3,5,7]	Dryden 90 CLO Ltd. Class A1R Series 2021-90A, TSFR3M + 1.250%	4.901%	11/15/2038	400	401
[3,5,7]	Dryden 90 CLO Ltd. Class BR Series 2021-90A, TSFR3M + 1.600%	5.251%	11/15/2038	450	451
[3,5,7]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.317%	8/10/2042	290	291
[3,5,7]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	4.542%	10/25/2056	91	91
[3,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/2038	24	23
[3,5,7]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.220%	4.893%	10/15/2038	300	300
[3,5,7]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.550%	5.223%	10/15/2038	230	230
[3,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	200	201
[3,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	190	191
[3]	Exeter Automobile Receivables Trust Class C Series 2025-5A	4.680%	3/15/2032	270	268
[3]	Exeter Automobile Receivables Trust Class C Series 2026-3A	4.920%	10/15/2032	820	819
[3]	Exeter Automobile Receivables Trust Class D Series 2025-5A	5.160%	3/15/2032	750	746
[3]	Exeter Automobile Receivables Trust Class D Series 2026-1A	5.000%	5/17/2032	1,300	1,284
[3]	Exeter Select Automobile Receivables Trust Class B Series 2025-2	4.630%	11/17/2031	60	60
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	4.628%	5/25/2044	155	155
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	396	397
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	4.578%	1/25/2045	310	310
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.628%	2/25/2045	307	308
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	4.528%	9/25/2045	323	323
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2026-R02, SOFR30A + 0.950%	4.578%	2/25/2046	458	458
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.328%	7/25/2043	26	26
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	4.678%	1/25/2044	279	279
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	4.728%	2/25/2044	18	18
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	4.628%	7/25/2044	536	536
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	415	416
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	5.578%	9/25/2043	72	73
[3,5]	FCCU Auto Receivables Trust Class A4 Series 2025-1A	5.180%	5/15/2031	230	231
[3,4,5,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.578%	9/25/2045	205	206
[3,4,5,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	510	511
[3,4,5,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class M1 Series 2026-HQA1, SOFR30A + 1.250%	4.878%	5/25/2046	984	986
[3,7]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	3.683%	11/25/2036	25	13
[3,7]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	4.436%	1/25/2037	57	25
[3,5]	First Investors Auto Owner Trust Class C Series 2025-1A	4.750%	12/15/2031	260	257
[3,5]	First Investors Auto Owner Trust Class C Series 2026-1	5.380%	7/15/2032	510	512
[3,5]	First Investors Auto Owner Trust Class D Series 2025-1A	5.220%	12/15/2033	200	198
[3,5]	First Investors Auto Owner Trust Class D Series 2026-1	5.800%	4/17/2034	660	661
[3,7]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/2056	50	51
[3,5,7]	Flatiron CLO 24 Ltd. Class A1R Series 2023-2A, TSFR3M + 1.190%	4.783%	1/15/2039	550	550
[3,5,7]	Flatiron CLO 24 Ltd. Class BR Series 2023-2A, TSFR3M + 1.400%	4.993%	1/15/2039	200	199
[3]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	170	171
[3,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/2036	530	536
[3]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/2030	160	161
[3,5]	Ford Credit Auto Owner Trust Class B Series 2025-2	4.670%	2/15/2038	400	397
[3]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/2031	490	499
[3,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	490	490
[3,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/2031	200	198
[3,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/2031	430	438
[3]	Ford Credit Floorplan Master Owner Trust Class B Series 2025-1	4.840%	4/15/2030	370	371
[3]	Ford Credit Floorplan Master Owner Trust Class B Series 2026-2	4.850%	5/15/2033	120	119
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	5.478%	11/25/2043	144	145
4

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	4.978%	2/25/2044	1,292	1,296
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	4.878%	5/25/2044	723	725
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	4.678%	10/25/2044	62	62
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	4.878%	3/25/2044	432	434
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	4.878%	8/25/2044	719	722
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	4.578%	1/25/2045	101	101
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.728%	5/25/2045	305	306
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	4.578%	2/25/2045	204	204
[3,5,7,8]	GCM CLO Ltd. Class A1 Series 2026-1A, TSFR3M + 1.320%	5.016%	7/20/2039	560	561
[3,5,7,8]	GCM CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.600%	5.296%	7/20/2039	230	231
[3,5,7]	GGP Trust Class A Series 2026-TY	4.825%	3/5/2043	640	630
[3,5]	GLS Auto Receivables Issuer Trust Class C Series 2026-2A	4.900%	1/15/2032	880	880
[3]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	320	321
[3]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	220	219
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/2029	90	91
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/2029	130	131
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/2030	300	303
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/2030	100	100
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/2030	60	60
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	70	70
[3,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/2034	60	60
[3,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/2036	150	155
[3,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/2036	210	212
[3,5]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/2037	110	110
[3,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	100	99
[3,5]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/2037	780	780
[3,7]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.707%	11/19/2035	5	5
[3,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/2031	120	122
[3,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	260	261
[3,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/2030	210	210
[3,5,7]	Goldentree Loan Management US CLO 28 Ltd. Class A Series 2026-28A, TSFR3M + 1.170%	4.837%	10/20/2039	340	340
[3,5,7]	Goldentree Loan Management US CLO 28 Ltd. Class B Series 2026-28A, TSFR3M + 1.400%	5.067%	10/20/2039	320	319
[3,5,7]	Goldentree Loan Management US CLO 9 Ltd. Class BR2 Series 2021-9A, TSFR3M + 1.600%	5.275%	4/20/2037	150	150
[3]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	75	74
[3,7]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/2051	10	10
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/2052	200	196
[3,7]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/2051	100	99
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	1,280	1,172
[3]	GS Mortgage Securities Trust Class AS Series 2020-GC47	2.731%	5/12/2053	60	55
[3,7]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.470%	9/10/2047	410	383
[3,7]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.697%	10/10/2048	110	35
[3,5,7]	GS Mortgage-Backed Securities Trust Class A5 Series 2026-PJ6	5.000%	9/25/2056	488	482
[3,5]	Hertz Vehicle Financing III LLC Class A Series 2025-5A	4.620%	5/25/2030	440	435
[3,5]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	4.890%	5/25/2032	520	515
[3,5]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	5.820%	5/25/2032	270	263
[3,5]	Hertz Vehicle Financing III LLC Class A Series 2026-1A	5.090%	11/25/2030	750	751
[3,5]	Hertz Vehicle Financing III LLC Class A Series 2026-2A	5.400%	11/25/2032	630	632
[3,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/2029	420	425
[3,5]	Hertz Vehicle Financing III LLC Class B Series 2026-1A	5.670%	11/25/2030	140	140
[3,5]	Hertz Vehicle Financing III LLC Class B Series 2026-2A	6.080%	11/25/2032	430	431
[3,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/2029	260	263
[3,5]	Hertz Vehicle Financing III LLC Class C Series 2025-5A	5.500%	5/25/2030	190	187
[3,5]	Hertz Vehicle Financing III LLC Class C Series 2026-1A	6.450%	11/25/2030	300	300
[3,5]	Hertz Vehicle Financing III LLC Class C Series 2026-2A	6.760%	11/25/2032	360	361
[3,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	130	131
[3,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	240	240
[3,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	410	412
[3,5]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	260	260
[3,5]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	150	148
[3,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/2031	310	312
[3,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/2032	210	212
[3,5]	HPEFS Equipment Trust Class D Series 2025-1A	4.990%	3/21/2033	450	449
[3,5]	HPEFS Equipment Trust Class D Series 2025-2A	4.770%	5/20/2033	210	207
[3,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	131	132
[3,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	237	237
[3,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	599	599
[3,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	978	975
[3,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2026-1	4.503%	2/20/2034	703	696
[3]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/2032	510	510
[3]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/2030	250	252
5

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/2031	100	100
[3]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/2031	180	180
[3]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/2031	240	243
[3]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/2031	470	475
[3]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/2032	270	271
[3]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	310	311
[3]	Hyundai Auto Receivables Trust Class C Series 2025-C	4.370%	1/18/2033	460	454
[3]	Hyundai Auto Receivables Trust Class C Series 2026-B	5.010%	10/17/2033	590	591
[3,5,7]	INT Commercial Mortgage Trust Class A Series 2025-PLAZA	5.041%	11/5/2037	140	139
[3,5]	Jersey Mike's Funding LLC Class A2I Series 2026-1A	4.952%	2/15/2056	818	807
[3,5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/2043	12	11
[3]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/2050	250	248
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/2050	200	198
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	160	157
[3,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/2029	120	121
[3,5]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/2030	220	220
[3,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/2029	70	71
[3,5]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/2030	180	180
[3,5]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/2030	230	231
[3,5]	LAD Auto Receivables Trust Class C Series 2025-2A	4.700%	8/16/2032	140	139
[3,5]	LAD Auto Receivables Trust Class C Series 2025-3A	4.600%	3/15/2033	250	247
[3,5]	LAD Auto Receivables Trust Class C Series 2026-2A	4.940%	10/17/2033	200	199
[3,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/2031	60	61
[3,5]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/2032	120	120
[3,5]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/2032	480	483
[3,5]	LAD Auto Receivables Trust Class D Series 2025-2A	5.010%	12/15/2032	140	139
[3,5,7]	LBTY Commercial Mortgage Trust Class A Series 2026-225L	4.746%	2/10/2043	380	373
[3,5,7]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	240	240
[3,5,7]	Lighthouse Park CLO Ltd. Class B Series 2025-1A, TSFR3M + 1.450%	5.117%	10/24/2037	610	609
[3,5]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	1,009	1,014
[3,5]	M&T Bank RV Trust Class A Series 2026-1A	4.350%	1/15/2046	765	754
[3,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.000%	7/25/2033	1	1
[3,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	5.645%	2/25/2033	3	3
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	75	74
[3,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.081%	7/15/2046	70	65
[3]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/2050	40	39
[3,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	175	164
[3,7]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/2051	220	218
[3]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	260	246
[3,7]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/2051	390	384
[3,7]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	5.569%	6/25/2036	18	17
[3,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	187	181
[3,5]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/2055	561	562
[3,5]	Navient Education Loan Trust Class A Series 2026-A	4.860%	9/15/2056	295	294
[3,5]	Navient Refinance Loan Trust Class A Series 2025-C	4.800%	10/15/2055	444	441
[3,5]	Navient Refinance Loan Trust Class A Series 2026-A	4.500%	1/18/2056	416	410
[3,5]	Navient Refinance Loan Trust Class A Series 2026-B	5.070%	6/15/2056	880	880
[3,5,7]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	5.293%	3/15/2072	32	32
[3,5]	Nelnet Student Loan Trust Class A1A Series 2025-DA	4.650%	8/20/2054	412	405
[3,5,7]	Nelnet Student Loan Trust Class A1B Series 2026-A, SOFR30A + 1.300%	4.909%	2/21/2061	1,056	1,056
[3,5]	Nelnet Student Loan Trust Class B Series 2025-DA	4.860%	8/20/2054	520	514
[3,5]	Nelnet Student Loan Trust Class B Series 2026-A	4.780%	2/21/2061	1,610	1,588
[3]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	180	181
[3]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	190	189
[3,5,7]	NYC Commercial Mortgage Trust Class A Series 2025-28L	4.824%	11/5/2038	110	109
[3,5,7]	NYC Trust Class A Series 2026-9W57	5.053%	6/6/2040	510	508
[3,5,7]	OBX Trust Class A4 Series 2026-AHC2	5.500%	6/25/2056	800	798
[3,5,7]	OCP Aegis CLO Ltd. Class AR Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	180	180
[3,5,7]	OCP Aegis CLO Ltd. Class B1R Series 2024-39A, TSFR3M + 1.400%	5.080%	4/16/2038	240	239
[3,5,7]	OCP CLO Ltd. Class AR Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	280	280
[3,5,7]	OCP CLO Ltd. Class BR Series 2023-30A, TSFR3M + 1.550%	5.223%	1/24/2039	170	170
[3,5,7]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	230	230
[3,5,7]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.450%	5.123%	10/15/2034	310	310
[3,5]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	2,510	2,510
[3,5]	OneMain Financial Issuance Trust Class A Series 2026-1A	4.980%	7/14/2039	1,120	1,124
[3,5]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	280	279
[3,5]	OneMain Financial Issuance Trust Class B Series 2026-1A	5.200%	7/14/2039	150	150
[3,5]	OneMain Financial Issuance Trust Class C Series 2026-1A	5.400%	7/14/2039	320	321
[3,5,6,7,8]	Palmer Square CLO Ltd. Class A Series 2026-2A, TSFR3M + 1.180%	4.837%	7/20/2039	490	490
[3,5]	PenFed Auto Receivables Owner Trust Class C Series 2025-A	4.670%	2/17/2032	70	69
6

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	PenFed Auto Receivables Owner Trust Class D Series 2025-A	5.070%	10/17/2033	70	69
[3,5]	PenFed Auto Receivables Owner Trust Class D Series 2026-A	5.660%	7/17/2034	40	40
[3,5]	PFS Financing Corp. Class B Series 2025-F	4.670%	8/15/2030	340	338
[3,5,7]	PMT Loan Trust Class A9 Series 2026-J4	5.000%	7/25/2057	3,900	3,853
[3,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/2039	104	103
[3,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/2039	93	93
[3,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/2041	334	321
[3,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/2041	286	274
[3,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/2041	436	414
[3,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/2041	788	747
[3,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/17/2041	1,108	1,047
[3,5]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/2042	985	934
[3,5]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	377	355
[3,5]	Progress Residential Trust Class A Series 2025-SFR3	3.390%	7/17/2042	780	735
[3,5]	Progress Residential Trust Class A Series 2025-SFR6	4.000%	12/17/2042	460	441
[3,5]	Progress Residential Trust Class A Series 2026-SFR2	4.240%	5/17/2043	690	666
[3,5]	Progress Residential Trust Class A Series 2026-SFR3	4.000%	7/17/2043	510	486
[3,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/2039	100	99
[3,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/2039	100	99
[3,5]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/2042	170	160
[3,5]	Progress Residential Trust Class B Series 2025-SFR3	3.390%	7/17/2042	320	298
[3,5]	Progress Residential Trust Class B Series 2025-SFR6	4.000%	12/17/2042	340	320
[3,5]	Progress Residential Trust Class B Series 2026-SFR2	4.320%	5/17/2043	410	391
[3,5]	Progress Residential Trust Class B Series 2026-SFR3	4.200%	7/17/2043	230	218
[3,5]	QTS Issuer ABS II LLC Class A2 Series 2025-1A	5.044%	10/5/2055	60	59
[3,5]	QTS Issuer ABS II LLC Class A2 Series 2026-1A	5.364%	1/5/2056	1,650	1,630
[3,5]	QTS Issuer ABS II LLC Class A2 Series 2026-4A	5.704%	3/5/2056	1,020	1,017
[3,5,6]	QTS Issuer ABS II LLC Class A21 Series 2026-6A	5.340%	7/5/2056	440	440
[3,5]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	100	100
[3,5]	RCKTL Class A Series 2025-2A	4.600%	11/27/2034	100	100
[3,5,7]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.609%	12/20/2030	260	261
[3,5]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	850	823
[3,7]	RFMSI Trust Class 2A1 Series 2006-SA2	5.439%	8/25/2036	104	68
[3,7]	RFMSI Trust Class 2A1 Series 2006-SA3	6.084%	9/25/2036	35	18
[3,5]	RKTL Trust Class B Series 2026-1A	4.330%	2/26/2035	100	99
[3,5,7]	Rowe CLO Ltd. Class A1 Series 2026-1A, TSFR3M + 1.230%	4.911%	4/20/2039	410	410
[3,5,7]	Rowe CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.550%	5.231%	4/20/2039	330	330
[3,5,7]	RR 44 Ltd. Class A1A Series 2026-44A, TSFR3M + 1.170%	4.842%	4/15/2041	600	600
[3,5,7]	RR 44 Ltd. Class A2 Series 2026-44A, TSFR3M + 1.400%	5.072%	4/15/2041	340	339
[3,5]	Sabey Data Center Issuer LLC Class A2 Series 2026-1	5.482%	1/20/2051	1,030	1,020
[3,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	88	89
[3,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	175	176
[3,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2026-A	4.953%	7/17/2034	250	250
[3,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	88	89
[3,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	170	170
[3,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2025-A	5.151%	1/16/2034	250	249
[3,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2026-A	5.247%	7/17/2034	250	250
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	56	56
[3]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/2031	260	266
[3]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/2030	180	181
[3]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/2030	330	334
[3]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/2030	950	960
[3]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	1,190	1,193
[3]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/2031	360	368
[3]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/2031	1,010	1,026
[3]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/2032	1,910	1,915
[3]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/2031	370	373
[3]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/2031	1,590	1,603
[3]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	1,790	1,790
[3]	Santander Drive Auto Receivables Trust Class D Series 2025-4	4.950%	1/15/2032	270	269
[3,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/2030	210	212
[3,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/2030	210	212
[3,5]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	130	130
[3,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/2029	50	50
[3,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/2030	140	141
[3,5]	SCCU Auto Receivables Trust Class A4 Series 2025-1A	4.680%	9/15/2031	120	120
[3,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	66	66
[3,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	28	28
[3,5]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	59	59
[3,5]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	41	42
7

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Securitized Term Auto Receivables Trust Class D Series 2026-A	4.873%	3/25/2033	141	141
[3,5,7]	Sequoia Mortgage Trust Class A5 Series 2026-5	5.000%	5/25/2056	581	574
[3,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	160	162
[3,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/2030	190	193
[3,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/2031	270	271
[3,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/2031	70	71
[3,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-2A	4.850%	7/21/2031	160	161
[3,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/2032	220	223
[3,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/2032	220	223
[3,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/2032	440	441
[3,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/2032	430	434
[3,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	680	683
[3,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-3A	4.640%	11/21/2033	600	594
[3,5]	SFS Auto Receivables Securitization Trust Class C Series 2026-2A	4.990%	7/20/2034	280	280
[3,5]	SMB Private Education Loan Trust Class A1A Series 2026-A	4.680%	12/15/2053	596	584
[3,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/2037	42	42
[3,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/2035	70	70
[3,5]	SoFi Consumer Loan Program Class B Series 2026-3	4.850%	6/25/2035	170	170
[3,5]	SoFi Consumer Loan Program Class C Series 2026-3	5.090%	6/25/2035	570	571
[3,5]	SoFi Consumer Loan Program LLC Class C Series 2025-4	4.910%	8/25/2035	190	189
[3,5]	SoFi Consumer Loan Program Trust Class B Series 2026-2	4.800%	3/25/2036	240	239
[3,5]	SoFi Consumer Loan Program Trust Class C Series 2026-1	4.740%	12/26/2035	320	317
[3,5]	SoFi Consumer Loan Program Trust Class C Series 2026-2	5.020%	3/25/2036	280	278
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-AA	5.080%	8/20/2029	400	401
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	280	279
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2026-AA	4.800%	12/20/2030	510	507
[3,5,6]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2026-BA	5.040%	3/20/2031	470	470
[3,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/2054	1,753	1,760
[3,5]	Switch ABS Issuer LLC Class A21 Series 2025-2A	5.121%	10/25/2055	750	738
[3,5]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	1,720	1,699
[3,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	190	192
[3,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/2031	190	192
[3,5]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	230	230
[3,5]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	360	359
[3,5]	Tesla Sustainable Energy Business Trust Class A Series 2026-1A	5.310%	5/20/2052	530	531
[3,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/2049	850	852
[3,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	540	502
[3,5]	Trafigura Securitisation Finance PLC Class A Series 2026-1A	5.120%	12/15/2029	1,070	1,068
[3,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	820	822
[3,5]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/2041	588	574
[3,5]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	240	234
[3,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/2054	582	581
[3,5]	Trinity Rail Leasing LLC Class A Series 2025-1A	5.090%	10/19/2055	323	321
[3,5]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	680	678
[3,5]	Truist Bank Auto Credit-Linked Notes Class B Series 2026-1	5.067%	6/26/2034	2,420	2,416
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	210	207
[3,5]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	494	491
[3,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	627	626
[3,5]	US Bank NA Class B1 Series 2026-RVM1	4.959%	12/25/2046	1,522	1,504
[3,5]	US Bank NA Class B1 Series 2026-SUP1	5.500%	6/27/2033	1,000	1,000
[3,5]	US Bank NA Class C Series 2026-RVM1	5.595%	12/25/2046	281	278
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2025-2A	5.239%	11/15/2055	1,920	1,864
[3,5]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	1,870	1,836
[3,5]	VB-S1 Issuer LLC Class C2 Series 2026-1A	4.693%	3/15/2056	730	713
[3,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/2031	380	383
[3,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/2032	810	821
[3,5]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/2033	600	603
[3,5]	Verizon Master Trust Class B Series 2025-6	4.850%	6/21/2033	310	310
[3,5]	Verizon Master Trust Class C Series 2023-6	5.050%	9/22/2031	500	501
[3,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/2031	470	473
[3,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/2032	270	269
[3]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/2030	230	230
[3]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	70	70
[3,5]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/2033	320	321
[3]	Verizon Master Trust Class C Series 2025-5	4.840%	6/20/2031	250	249
[3,5]	Verizon Master Trust Class C Series 2025-6	5.060%	6/21/2033	180	180
[3,5]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	190	186
[3]	Verizon Master Trust Class C Series 2026-2	4.850%	6/21/2032	210	210
[3,5,7]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	340	340
[3,5,7,8]	Voya CLO Ltd. Class A1 Series 2026-2A, TSFR3M + 1.200%	4.951%	7/15/2039	620	620
8

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,7,8]	Voya CLO Ltd. Class B Series 2026-2A, TSFR3M + 1.500%	5.251%	7/15/2039	180	180
[3,7]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	5.270%	9/25/2033	3	3
[3,7]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	5.764%	1/25/2033	2	2
[3,7]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	5.590%	8/25/2033	2	2
[3,5,7]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.230%	4.905%	10/20/2038	150	150
[3,5,7]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.550%	5.225%	10/20/2038	150	150
[3,5,7]	Wells Fargo Commercial Mortgage Trust Class A Series 2026-1250B	4.833%	3/10/2041	240	237
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	190	188
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/2050	115	113
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	75	74
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/2060	75	75
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	210	207
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	90	89
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	220	218
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/2052	70	69
[3]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	151	101
[3,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.872%	9/15/2058	7	7
[3,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	80	75
[3,7]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.486%	10/25/2036	28	26
[3,5]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	842	822
[3,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/2049	201	193
[3,5]	Westlake Automobile Receivables Trust Class C Series 2026-1A	4.370%	6/16/2031	1,050	1,039
[3,5]	Westlake Automobile Receivables Trust Class C Series 2026-2A	4.890%	3/15/2032	700	698
[3,5]	Westlake Automobile Receivables Trust Class D Series 2026-1A	4.750%	7/15/2031	590	582
[3,5]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	230	229
[3,5,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/2031	694	690
[3]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	175	151
[3,7]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	90	40
[3]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/2030	210	212
[3]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/2030	180	181
[3]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/2031	290	292
[3,5]	Yamaha Motor Master Trust II Class C Series 2026-A	4.890%	4/15/2031	100	99
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $204,945)					204,317
Corporate Bonds (79.7%)
Communications (4.8%)
	Airbnb Inc.	4.400%	3/16/2029	1,000	994
	Airbnb Inc.	4.650%	3/16/2031	580	576
	Alphabet Inc.	4.100%	2/15/2031	5,593	5,496
[5]	Altice France SA	6.500%	4/15/2032	74	72
	AMC Global Media Inc.	4.250%	2/15/2029	7	6
[5]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	50	50
	AT&T Inc.	1.650%	2/1/2028	1,740	1,663
	AT&T Inc.	4.100%	2/15/2028	1,650	1,637
	AT&T Inc.	4.350%	3/1/2029	284	282
	AT&T Inc.	4.300%	2/15/2030	2,522	2,487
	AT&T Inc.	4.700%	8/15/2030	1,153	1,153
	AT&T Inc.	4.400%	4/30/2031	1,233	1,212
	AT&T Inc.	2.750%	6/1/2031	2,123	1,931
[5]	Beacon Point DC LLC	6.129%	11/30/2042	986	996
[5]	Beignet Investor LLC	6.581%	5/30/2049	1,001	1,023
[5]	Black Pearl Compute LLC	6.125%	2/15/2031	30	30
	British Telecommunications Ltd.	5.125%	12/4/2028	870	877
[5]	British Telecommunications Ltd.	3.250%	11/8/2029	1,222	1,165
	British Telecommunications Ltd.	9.625%	12/15/2030	240	284
[5]	Cable One Inc.	4.000%	11/15/2030	74	40
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	124	124
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	80	76
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	90	84
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	15	14
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	125	110
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	55	54
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	8,605	8,435
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	4,070	4,016
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	5,581	5,200
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	1,228	1,223
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	8,367	8,569
	Comcast Corp.	3.400%	4/1/2030	2,900	2,769
[5]	CSC Holdings LLC	5.375%	2/1/2028	5	3
[5]	CSC Holdings LLC	11.250%	5/15/2028	5	3
9

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CSC Holdings LLC	11.750%	1/31/2029	130	80
[5]	CSC Holdings LLC	4.125%	12/1/2030	70	42
[5]	CSC Holdings LLC	4.500%	11/15/2031	70	41
[5]	Directv Financing LLC	8.875%	2/1/2030	95	97
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	3	3
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	150	156
[5]	DISH Network Corp.	11.750%	11/15/2027	194	199
[5]	Flash Compute LLC	7.250%	12/31/2030	100	103
	Fox Corp.	4.709%	1/25/2029	3,200	3,198
[5]	HUT 8 DC LLC	6.192%	11/15/2042	1,352	1,372
[5]	Meridian Arc Holdco LLC	6.250%	4/30/2031	330	331
	Meta Platforms Inc.	4.200%	11/15/2030	7,848	7,724
	Meta Platforms Inc.	4.550%	5/15/2031	9,546	9,495
[5]	Midcontinent Communications	8.000%	8/15/2032	170	149
	Netflix Inc.	5.875%	11/15/2028	7,605	7,846
[5]	NTT Finance Corp.	4.567%	7/16/2027	479	479
[5]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	55	58
[5]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	45	48
	Omnicom Group Inc.	4.200%	3/2/2029	1,090	1,075
	Omnicom Group Inc.	4.200%	6/1/2030	952	933
	Paramount Global	4.200%	6/1/2029	255	245
	Paramount Global	4.950%	1/15/2031	195	181
	Paramount Global	4.200%	5/19/2032	6	5
[5]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	340	340
[3,5]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	1,812	1,809
	Rogers Communications Inc.	5.000%	2/15/2029	3,440	3,461
	Rogers Communications Inc.	7.000%	4/15/2055	100	102
[5]	Scripps Escrow II Inc.	3.875%	1/15/2029	3	3
[5]	Space Exploration Technologies Corp.	5.350%	7/15/2031	9,000	8,990
	Sprint Capital Corp.	6.875%	11/15/2028	4,750	4,976
[5]	Stingray Compute LLC	6.000%	6/15/2031	120	120
[3,5]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	160	158
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	900	904
[9]	Time Warner Cable LLC	5.750%	6/2/2031	400	529
	T-Mobile USA Inc.	2.050%	2/15/2028	435	418
	T-Mobile USA Inc.	4.950%	3/15/2028	2,322	2,337
	T-Mobile USA Inc.	4.800%	7/15/2028	775	778
	T-Mobile USA Inc.	4.850%	1/15/2029	2,630	2,646
	T-Mobile USA Inc.	2.625%	2/15/2029	100	95
	T-Mobile USA Inc.	3.375%	4/15/2029	1,406	1,360
	T-Mobile USA Inc.	4.200%	10/1/2029	2,015	1,990
	T-Mobile USA Inc.	3.875%	4/15/2030	910	882
	T-Mobile USA Inc.	2.550%	2/15/2031	4,000	3,629
	Uber Technologies Inc.	4.300%	1/15/2030	6,626	6,550
	Uber Technologies Inc.	4.150%	1/15/2031	1,845	1,802
[5]	Univision Communications Inc.	7.375%	6/30/2030	10	10
[5]	Univision Communications Inc.	8.500%	7/31/2031	240	241
[5]	Univision Communications Inc.	9.375%	8/1/2032	65	66
[5]	Univision Communications Inc.	8.875%	4/15/2033	60	59
	VeriSign Inc.	5.100%	7/15/2031	1,720	1,725
	Verizon Communications Inc.	4.016%	12/3/2029	4,057	3,982
	Verizon Communications Inc.	3.150%	3/22/2030	1,663	1,579
	Verizon Communications Inc.	2.550%	3/21/2031	2,333	2,118
[5]	WULF Compute LLC	7.750%	10/15/2030	95	100
					140,273
Consumer Discretionary (5.2%)
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	180	177
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	35	35
[5]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	15	15
[5]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	35	35
[5]	Academy Ltd.	5.875%	5/15/2031	45	45
[5]	Advance Auto Parts Inc.	7.000%	8/1/2030	165	169
	Amazon.com Inc.	4.000%	3/13/2029	3,730	3,690
	Amazon.com Inc.	4.100%	11/20/2030	905	890
	Amazon.com Inc.	4.250%	3/13/2031	8,490	8,361
[10]	Amazon.com Inc.	3.700%	6/12/2031	2,671	1,893
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	80	79
	American Honda Finance Corp.	4.550%	7/9/2027	3,110	3,116
	American Honda Finance Corp.	4.900%	7/9/2027	1,875	1,883
10

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	4.450%	10/22/2027	1,130	1,129
	American Honda Finance Corp.	4.550%	4/10/2028	680	679
	American Honda Finance Corp.	4.150%	1/8/2029	2,255	2,227
	American Honda Finance Corp.	4.400%	9/5/2029	1,675	1,657
	American Honda Finance Corp.	4.450%	1/8/2031	1,470	1,440
	American Honda Finance Corp.	4.900%	4/10/2031	1,125	1,121
	Asbury Automotive Group Inc.	4.500%	3/1/2028	15	15
	AutoZone Inc.	4.500%	2/1/2028	2,040	2,038
	AutoZone Inc.	6.250%	11/1/2028	540	559
	AutoZone Inc.	3.750%	4/18/2029	970	948
	AutoZone Inc.	5.100%	7/15/2029	845	856
	Bath & Body Works Inc.	7.500%	6/15/2029	240	243
[5,11]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	48	54
[5]	Belron UK Finance plc	5.750%	10/15/2029	90	90
	BorgWarner Inc.	4.950%	8/15/2029	450	453
[5]	Carnival Corp. Ltd.	5.125%	5/1/2029	95	95
[5]	Carnival Corp. Ltd.	5.875%	6/15/2031	20	20
[5]	Champ Acquisition Corp.	8.375%	12/1/2031	30	31
[5]	Churchill Downs Inc.	5.500%	4/1/2027	175	175
[5]	Churchill Downs Inc.	4.750%	1/15/2028	195	193
	Cornell University	4.169%	6/15/2030	440	436
	eBay Inc.	5.950%	11/22/2027	945	962
	eBay Inc.	4.250%	3/6/2029	1,335	1,319
	eBay Inc.	2.700%	3/11/2030	477	443
[5]	ERAC USA Finance LLC	5.000%	2/15/2029	1,448	1,461
[5]	ERAC USA Finance LLC	4.500%	10/30/2029	3,926	3,901
[5]	ERAC USA Finance LLC	4.700%	4/30/2031	1,688	1,683
	Ferguson Enterprises Inc.	4.350%	3/15/2031	826	811
[5]	Flutter Treasury DAC	5.875%	6/4/2031	435	433
	Ford Motor Co.	6.625%	10/1/2028	710	732
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	1,120	1,110
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	235	232
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	4,320	4,439
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	400	386
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	1,025	1,054
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	1,765	1,822
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	570	575
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	1,785	1,767
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	420	417
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	2,695	2,685
	General Motors Co.	5.625%	4/15/2030	3,000	3,074
	General Motors Financial Co. Inc.	5.350%	7/15/2027	1,670	1,684
	General Motors Financial Co. Inc.	2.700%	8/20/2027	1,985	1,945
	General Motors Financial Co. Inc.	5.050%	4/4/2028	3,130	3,149
	General Motors Financial Co. Inc.	2.400%	4/10/2028	870	836
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,865	1,772
	General Motors Financial Co. Inc.	5.800%	1/7/2029	1,040	1,065
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,420	1,402
	General Motors Financial Co. Inc.	4.750%	4/6/2029	1,830	1,829
	General Motors Financial Co. Inc.	4.900%	10/6/2029	5,085	5,098
	General Motors Financial Co. Inc.	5.350%	1/7/2030	1,595	1,621
	General Motors Financial Co. Inc.	3.600%	6/21/2030	330	315
	General Motors Financial Co. Inc.	5.450%	7/15/2030	4,960	5,061
	General Motors Financial Co. Inc.	4.600%	1/8/2031	3,225	3,181
	General Motors Financial Co. Inc.	5.100%	9/15/2031	2,055	2,059
[5]	Gildan Activewear Inc.	4.700%	10/7/2030	845	829
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	105	100
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	25	25
[5]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	50	51
[5]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	115	115
	Hyatt Hotels Corp.	5.250%	6/30/2029	1,310	1,330
[5,11]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	30	31
	Las Vegas Sands Corp.	5.300%	5/15/2031	915	911
[5]	Light & Wonder International Inc.	7.500%	9/1/2031	70	73
[5]	Lithia Motors Inc.	4.625%	12/15/2027	95	95
[5]	Live Nation Entertainment Inc.	6.500%	5/15/2027	220	220
	Lowe's Cos. Inc.	3.950%	10/15/2027	2,325	2,311
	Lowe's Cos. Inc.	1.300%	4/15/2028	708	669
	Lowe's Cos. Inc.	1.700%	9/15/2028	355	334
	Lowe's Cos. Inc.	4.000%	10/15/2028	1,940	1,916
11

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	1.700%	10/15/2030	690	610
	Lowe's Cos. Inc.	4.250%	3/15/2031	8,940	8,759
	Marriott International Inc.	5.000%	10/15/2027	1,735	1,747
	Marriott International Inc.	4.800%	3/15/2030	1,500	1,506
[5]	Men's Wearhouse LLC	9.000%	2/1/2031	10	11
[5]	MGM China Holdings Ltd.	6.250%	5/15/2033	30	29
[5]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	25	25
	Mohawk Industries Inc.	5.850%	9/18/2028	450	461
[5]	NCL Corp. Ltd.	5.875%	1/15/2031	90	87
[5]	NCL Corp. Ltd.	6.750%	2/1/2032	50	50
	Newell Brands Inc.	6.375%	9/15/2027	30	30
[5]	Newell Brands Inc.	8.500%	6/1/2028	75	78
	Newell Brands Inc.	6.625%	9/15/2029	126	128
	Newell Brands Inc.	7.500%	4/1/2046	35	33
[5]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	45
[5]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	500	491
	O'Reilly Automotive Inc.	4.200%	4/1/2030	3,000	2,952
[5]	Pioneer Opco LLC	7.000%	5/15/2033	10	10
[5]	QXO Building Products Inc.	6.500%	7/15/2031	165	168
[12]	Renault SA	3.875%	9/30/2030	400	456
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	80	78
[5]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	30	31
	Starbucks Corp.	3.500%	3/1/2028	2,500	2,463
	Starbucks Corp.	4.500%	5/15/2028	926	926
[5]	Stellantis Finance US Inc.	5.625%	1/12/2028	1,126	1,135
[5]	Stellantis Finance US Inc.	5.350%	3/17/2028	1,800	1,805
[5]	Stellantis Finance US Inc.	5.750%	3/18/2030	390	390
[5]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	1,895	1,880
[5]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	2,775	2,723
[12]	Stellantis NV	4.250%	6/16/2031	1,000	1,138
	Toll Brothers Finance Corp.	3.800%	11/1/2029	262	254
[7,13]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.150%	5.619%	9/17/2029	500	349
	Toyota Motor Credit Corp.	4.650%	1/5/2029	940	944
	Toyota Motor Credit Corp.	4.050%	3/13/2029	6,425	6,353
	Toyota Motor Credit Corp.	5.050%	5/16/2029	1,025	1,040
	Toyota Motor Credit Corp.	4.550%	8/9/2029	720	720
	Toyota Motor Credit Corp.	4.200%	1/10/2031	1,980	1,944
[5]	Vail Resorts Inc.	5.625%	7/15/2030	95	95
[5]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	465	464
[5]	Volkswagen Group of America Finance LLC	5.650%	9/12/2028	2,625	2,663
[12]	Volkswagen International Finance NV	4.375%	Perpetual	300	331
	Whirlpool Corp.	6.125%	6/15/2030	50	46
[5]	Whirlpool Corp.	7.500%	7/1/2031	30	30
	Whirlpool Corp.	6.500%	6/15/2033	16	14
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	280	276
[5]	ZF North America Capital Inc.	7.500%	3/24/2031	390	393
					150,341
Consumer Staples (4.0%)
[5]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	25	24
	Altria Group Inc.	4.875%	2/4/2028	1,545	1,552
	Altria Group Inc.	6.200%	11/1/2028	380	393
	Altria Group Inc.	4.800%	2/14/2029	3,836	3,850
	Altria Group Inc.	4.500%	8/6/2030	1,317	1,307
	BAT Capital Corp.	2.259%	3/25/2028	7,115	6,847
	BAT Capital Corp.	4.906%	4/2/2030	1,270	1,277
	BAT Capital Corp.	6.343%	8/2/2030	2,665	2,817
	BAT Capital Corp.	2.726%	3/25/2031	4,975	4,543
	BAT International Finance plc	4.448%	3/16/2028	2,555	2,549
	BAT International Finance plc	5.931%	2/2/2029	8,275	8,532
[12]	British American Tobacco plc	4.200%	Perpetual	348	398
	Campbell's Co.	4.150%	3/15/2028	1,090	1,080
[5]	Cargill Inc.	4.125%	10/23/2030	925	905
	Clorox Co.	1.800%	5/15/2030	700	627
	Conagra Brands Inc.	1.375%	11/1/2027	592	567
	Conagra Brands Inc.	7.000%	10/1/2028	250	261
	Conagra Brands Inc.	4.850%	11/1/2028	1,340	1,342
	Constellation Brands Inc.	3.600%	2/15/2028	2,250	2,216
	Constellation Brands Inc.	4.800%	1/15/2029	220	221
	Constellation Brands Inc.	3.150%	8/1/2029	350	335
12

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	4.800%	5/1/2030	845	848
	Diageo Capital plc	2.375%	10/24/2029	3,000	2,796
[5]	Energizer Holdings Inc.	4.750%	6/15/2028	110	109
[5]	Energizer Holdings Inc.	4.375%	3/31/2029	120	116
[5,12]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	100	111
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	540	538
[12]	JT International Financial Services BV	3.870%	9/4/2055	100	113
[5]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	170	178
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	210	206
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	860	809
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	665	658
	Kraft Heinz Foods Co.	3.750%	4/1/2030	1,600	1,547
	Kroger Co.	4.500%	1/15/2029	2,750	2,746
	Kroger Co.	2.200%	5/1/2030	1,280	1,166
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	150	149
[5]	Mars Inc.	4.600%	3/1/2028	7,860	7,875
[5]	Mars Inc.	4.800%	3/1/2030	7,885	7,908
	McCormick & Co. Inc.	3.400%	8/15/2027	600	593
	McCormick & Co. Inc.	4.150%	2/15/2029	730	722
	Molson Coors Beverage Co.	4.900%	7/8/2031	985	983
	Mondelez International Inc.	4.125%	5/7/2028	1,155	1,146
	Mondelez International Inc.	4.500%	5/6/2030	1,785	1,774
[5]	Opal Bidco SAS	6.500%	3/31/2032	30	31
	Philip Morris International Inc.	4.375%	11/1/2027	845	845
	Philip Morris International Inc.	5.125%	11/17/2027	1,710	1,726
	Philip Morris International Inc.	4.875%	2/15/2028	3,425	3,446
	Philip Morris International Inc.	3.125%	3/2/2028	797	780
	Philip Morris International Inc.	4.125%	4/28/2028	2,510	2,497
	Philip Morris International Inc.	5.250%	9/7/2028	3,950	4,010
	Philip Morris International Inc.	3.875%	10/27/2028	2,055	2,027
	Philip Morris International Inc.	4.875%	2/13/2029	4,060	4,091
	Philip Morris International Inc.	4.125%	4/27/2029	2,990	2,958
	Philip Morris International Inc.	3.375%	8/15/2029	435	420
	Philip Morris International Inc.	4.625%	11/1/2029	2,340	2,342
	Philip Morris International Inc.	5.625%	11/17/2029	205	211
	Philip Morris International Inc.	5.125%	2/15/2030	5,280	5,360
	Philip Morris International Inc.	4.375%	4/30/2030	1,725	1,708
	Philip Morris International Inc.	4.000%	10/29/2030	2,510	2,444
	Sysco Corp.	3.250%	7/15/2027	940	930
	Sysco Corp.	2.400%	2/15/2030	350	322
	Sysco Corp.	4.400%	7/25/2031	2,055	2,003
	Tyson Foods Inc.	4.350%	3/1/2029	3,710	3,680
	Tyson Foods Inc.	5.400%	3/15/2029	230	234
[5]	US Foods Inc.	6.875%	9/15/2028	90	92
					116,891
Energy (5.6%)
[5]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	140	140
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	1,955	1,925
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.050%	3/11/2029	1,440	1,420
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.350%	6/15/2031	5,170	5,067
[5]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	270	277
	Boardwalk Pipelines LP	4.800%	5/3/2029	255	255
	BP Capital Markets America Inc.	3.937%	9/21/2028	1,190	1,176
	BP Capital Markets America Inc.	4.234%	11/6/2028	295	293
	BP Capital Markets America Inc.	3.633%	4/6/2030	30	29
	BP Capital Markets plc	3.723%	11/28/2028	3,140	3,082
[12]	BP Capital Markets plc	3.625%	Perpetual	700	797
	Cheniere Energy Inc.	4.625%	10/15/2028	4,122	4,113
	Cheniere Energy Partners LP	4.000%	3/1/2031	1,760	1,695
[5]	Chord Energy Corp.	6.000%	10/1/2030	65	65
	DCP Midstream Operating LP	5.625%	7/15/2027	58	59
	DCP Midstream Operating LP	5.125%	5/15/2029	2,941	2,974
[5]	Devon Energy Corp.	4.375%	3/15/2029	1,900	1,884
	Devon Energy Corp.	4.500%	1/15/2030	580	576
	Diamondback Energy Inc.	3.500%	12/1/2029	3,189	3,075
	Diamondback Energy Inc.	5.150%	1/30/2030	1,220	1,238
	Ecopetrol SA	8.625%	1/19/2029	66	70
	Empresa Nacional del Petroleo	5.250%	11/6/2029	1,313	1,318
	Empresa Nacional del Petroleo	3.450%	9/16/2031	235	214
13

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	3.700%	7/15/2027	1,340	1,331
	Enbridge Inc.	6.000%	11/15/2028	4,495	4,630
	Enbridge Inc.	5.300%	4/5/2029	3,325	3,379
	Enbridge Inc.	3.125%	11/15/2029	1,035	985
	Enbridge Inc.	4.850%	3/27/2031	2,170	2,168
	Energy Transfer LP	4.000%	10/1/2027	561	557
	Energy Transfer LP	5.550%	2/15/2028	2,163	2,193
	Energy Transfer LP	4.950%	5/15/2028	2,355	2,368
	Energy Transfer LP	4.950%	6/15/2028	379	381
	Energy Transfer LP	6.100%	12/1/2028	2,750	2,836
	Energy Transfer LP	5.250%	4/15/2029	5,010	5,077
	Energy Transfer LP	5.250%	7/1/2029	1,690	1,716
	Energy Transfer LP	4.150%	9/15/2029	2,640	2,593
	Energy Transfer LP	5.200%	4/1/2030	750	761
	Energy Transfer LP	4.550%	1/15/2031	2,250	2,221
[12]	Eni SpA	3.375%	Perpetual	200	225
	Enterprise Products Operating LLC	2.800%	1/31/2030	1,010	951
	Enterprise Products Operating LLC	4.600%	1/15/2031	1,860	1,854
	EOG Resources Inc.	4.400%	1/15/2031	900	888
	EQT Corp.	3.900%	10/1/2027	608	602
	EQT Corp.	5.700%	4/1/2028	1,500	1,525
	EQT Corp.	5.000%	1/15/2029	20	20
	EQT Corp.	7.000%	2/1/2030	237	252
	EQT Corp.	7.500%	6/1/2030	2	2
[5]	Excelerate Energy LP	8.000%	5/15/2030	110	116
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,798	1,604
	Halliburton Co.	2.920%	3/1/2030	970	911
[5]	Harvest Midstream I LP	6.750%	5/15/2034	35	35
	Helmerich & Payne Inc.	4.650%	12/1/2027	965	964
	Helmerich & Payne Inc.	4.850%	12/1/2029	565	564
	Hess Corp.	7.875%	10/1/2029	480	526
[5]	Hess Midstream Operations LP	6.500%	6/1/2029	75	76
	Kinder Morgan Inc.	5.000%	2/1/2029	3,120	3,148
	Kinder Morgan Inc.	5.100%	8/1/2029	430	435
	Kinder Morgan Inc.	5.150%	6/1/2030	450	458
[5]	Kinetik Holdings LP	6.625%	12/15/2028	110	112
	Marathon Petroleum Corp.	3.800%	4/1/2028	981	968
	Marathon Petroleum Corp.	5.150%	3/1/2030	4,409	4,469
	MPLX LP	4.000%	3/15/2028	540	535
	MPLX LP	4.800%	2/15/2029	220	220
	MPLX LP	4.800%	2/15/2031	1,100	1,096
[5]	Noble Finance II LLC	8.000%	4/15/2030	8	8
	ONEOK Inc.	4.000%	7/13/2027	300	298
[5]	ONEOK Inc.	5.625%	1/15/2028	3,630	3,664
	ONEOK Inc.	4.550%	7/15/2028	2,295	2,292
	ONEOK Inc.	5.650%	11/1/2028	960	980
	ONEOK Inc.	4.350%	3/15/2029	2,262	2,243
	ONEOK Inc.	5.375%	6/1/2029	790	802
	ONEOK Inc.	3.100%	3/15/2030	270	254
	ONEOK Inc.	3.250%	6/1/2030	160	151
	OQ SAOC	5.125%	5/6/2028	908	909
	Petrobras Global Finance BV	5.999%	1/27/2028	939	953
	Petrobras Global Finance BV	5.125%	9/10/2030	4,800	4,723
[3]	Petroleos Mexicanos	8.750%	6/2/2029	1,467	1,569
	Petroleos Mexicanos	6.840%	1/23/2030	350	360
	Petronas Capital Ltd.	4.950%	1/3/2031	1,476	1,494
	Phillips 66	3.900%	3/15/2028	250	247
	Phillips 66 Co.	4.950%	12/1/2027	4,540	4,567
	Phillips 66 Co.	5.875%	3/15/2056	920	913
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	680	655
[5]	QatarEnergy	4.625%	6/23/2029	3,200	3,180
	SA Global Sukuk Ltd.	4.250%	10/2/2029	654	641
	SA Global Sukuk Ltd.	4.125%	9/17/2030	320	310
	SA Global Sukuk Ltd.	2.694%	6/17/2031	790	710
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	3,875	3,849
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	4,680	4,635
	Saudi Arabian Oil Co.	3.500%	4/16/2029	637	615
	Saudi Arabian Oil Co.	2.250%	11/24/2030	668	597
	Saudi Arabian Oil Co.	4.375%	2/2/2031	1,137	1,110
[5]	Schlumberger Holdings Corp.	5.000%	11/15/2029	1,060	1,071
14

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Schlumberger Investment SA	4.550%	5/7/2031	1,130	1,123
	Shell Finance US Inc.	4.125%	11/6/2030	1,620	1,591
[5]	SM Energy Co.	6.750%	8/1/2029	125	127
[5]	SM Energy Co.	8.750%	7/1/2031	90	94
[5]	SM Energy Co.	9.625%	6/15/2033	115	126
[5]	Sunoco LP	5.625%	3/15/2031	110	109
[5]	Sunoco LP	5.375%	7/15/2031	30	30
[5]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	110	113
	Targa Resources Corp.	5.200%	7/1/2027	1,800	1,811
	Targa Resources Corp.	4.350%	1/15/2029	320	318
	Targa Resources Corp.	6.150%	3/1/2029	645	668
	Targa Resources Corp.	4.350%	4/15/2031	1,120	1,093
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	2,036	2,002
[12]	TotalEnergies SE	1.625%	Perpetual	600	668
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	2,850	2,833
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	3,095	3,026
	TransCanada PipeLines Ltd.	6.125%	10/17/2056	660	666
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	1,040	1,030
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	620	589
[5]	Transocean International Ltd.	8.250%	5/15/2029	55	57
[5]	Transocean International Ltd.	8.750%	2/15/2030	56	58
[5]	Transocean International Ltd.	8.500%	5/15/2031	35	36
[5]	Valaris Ltd.	8.375%	4/30/2030	15	16
	Valero Energy Corp.	5.150%	2/15/2030	440	447
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	260	248
[5]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	200	205
	Western Midstream Operating LP	4.500%	3/1/2028	365	364
	Western Midstream Operating LP	4.050%	2/1/2030	440	426
	Western Midstream Operating LP	4.800%	3/1/2031	1,280	1,265
	Williams Cos. Inc.	5.300%	8/15/2028	3,275	3,321
	Williams Cos. Inc.	4.900%	3/15/2029	6,030	6,065
	Williams Cos. Inc.	4.800%	11/15/2029	760	763
					162,582
Financials (29.5%)
[12]	ABN AMRO Bank NV	5.500%	9/21/2033	400	473
	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,520	1,544
	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	1,400	1,386
[6]	Aercap Funding DAC	4.875%	7/7/2031	1,455	1,449
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	1,814	1,815
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	2,012	2,021
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	2,958	3,016
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	1,255	1,209
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/2029	980	989
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	2/28/2029	1,220	1,203
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	4,019	4,003
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/2030	3,150	3,293
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	676	663
	Affiliated Managers Group Inc.	3.300%	6/15/2030	900	851
	Aflac Inc.	3.600%	4/1/2030	225	217
	Allstate Corp.	5.050%	6/24/2029	3,300	3,340
	Ally Financial Inc.	5.737%	5/15/2029	1,375	1,394
	Ally Financial Inc.	5.543%	1/17/2031	346	348
	American Express Co.	5.043%	7/26/2028	836	841
	American Express Co.	4.009%	2/9/2029	3,000	2,975
	American Express Co.	5.282%	7/27/2029	807	818
	American Express Co.	5.532%	4/25/2030	900	920
	American Express Co.	4.444%	5/3/2030	2,410	2,395
	American Express Co.	5.085%	1/30/2031	1,420	1,438
	American International Group Inc.	4.850%	5/7/2030	895	899
	American International Group Inc.	3.400%	6/30/2030	400	380
[5]	American National Global Funding	5.550%	1/28/2030	680	690
	American National Group Inc.	5.750%	10/1/2029	806	818
	Ameriprise Financial Inc.	5.700%	12/15/2028	1,630	1,674
	Ameriprise Financial Inc.	4.800%	6/15/2031	490	490
[5]	AmWINS Group Inc.	6.375%	2/15/2029	105	105
[5]	AmWINS Group Inc.	4.875%	6/30/2029	75	72
	Aon Corp.	2.800%	5/15/2030	1,750	1,629
	Aon North America Inc.	5.150%	3/1/2029	1,980	2,008
[5]	Apollo Debt Solutions BDC	5.200%	12/8/2028	450	443
15

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apollo Debt Solutions BDC	6.900%	4/13/2029	645	662
	Apollo Debt Solutions BDC	5.875%	8/30/2030	1,800	1,779
[5]	Apollo Debt Solutions BDC	5.700%	1/23/2031	675	661
	Ares Capital Corp.	5.875%	3/1/2029	1,175	1,184
	Ares Capital Corp.	5.950%	7/15/2029	2,296	2,317
	Ares Capital Corp.	5.550%	1/15/2030	500	497
	Ares Capital Corp.	5.250%	4/12/2031	905	879
	Ares Strategic Income Fund	5.700%	3/15/2028	1,084	1,082
	Ares Strategic Income Fund	5.450%	9/9/2028	1,368	1,364
	Ares Strategic Income Fund	6.350%	8/15/2029	1,720	1,735
[12]	Artea Bankas AB	4.597%	6/25/2030	300	349
	Arthur J Gallagher & Co.	4.600%	12/15/2027	734	735
	Arthur J Gallagher & Co.	4.850%	12/15/2029	812	818
	Assurant Inc.	4.900%	3/27/2028	83	83
[5]	Asurion LLC / Asurion Co-Issuer Inc.	8.000%	12/31/2032	85	86
	Athene Holding Ltd.	4.125%	1/12/2028	1,145	1,134
[12]	Athora Holding Ltd.	6.625%	6/16/2028	1,162	1,387
[5]	Atlas Warehouse Lending Co. LP	4.625%	11/15/2028	1,130	1,115
[7,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.520%	5.844%	1/15/2035	1,179	826
[7,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.804%	5/16/2033	570	405
[5]	Aviation Capital Group LLC	4.250%	4/30/2029	1,120	1,101
	Banco Santander SA	5.294%	8/18/2027	760	766
	Banco Santander SA	5.365%	7/15/2028	2,400	2,420
	Banco Santander SA	6.607%	11/7/2028	940	982
	Banco Santander SA	4.600%	4/15/2029	1,200	1,194
	Banco Santander SA	4.551%	11/6/2030	2,400	2,364
	Banco Santander SA	4.867%	4/15/2031	4,600	4,575
	Bank of America Corp.	4.948%	7/22/2028	2,940	2,952
	Bank of America Corp.	6.204%	11/10/2028	840	858
	Bank of America Corp.	3.419%	12/20/2028	4,919	4,836
	Bank of America Corp.	3.970%	3/5/2029	540	534
	Bank of America Corp.	5.202%	4/25/2029	2,976	3,004
	Bank of America Corp.	2.087%	6/14/2029	720	685
	Bank of America Corp.	4.271%	7/23/2029	600	595
	Bank of America Corp.	4.477%	4/23/2030	2,265	2,251
	Bank of America Corp.	3.194%	7/23/2030	1,140	1,090
	Bank of America Corp.	5.162%	1/24/2031	1,700	1,723
	Bank of America Corp.	1.898%	7/23/2031	3,517	3,140
	Bank of America Corp.	1.922%	10/24/2031	2,070	1,837
	Bank of America Corp.	4.456%	2/6/2032	1,360	1,336
	Bank of America Corp.	4.695%	4/23/2032	2,135	2,117
	Bank of Montreal	3.803%	12/15/2032	170	167
	Bank of New York Mellon Corp.	4.543%	2/1/2029	930	931
	Bank of New York Mellon Corp.	6.317%	10/25/2029	335	347
	Bank of New York Mellon Corp.	4.026%	1/22/2030	1,125	1,109
	Bank of New York Mellon Corp.	4.975%	3/14/2030	307	310
	Bank of Nova Scotia	5.130%	2/14/2031	525	531
[5]	Banque Federative du Credit Mutuel SA	4.541%	1/15/2031	2,405	2,365
	Barclays plc	5.501%	8/9/2028	800	807
	Barclays plc	4.837%	9/10/2028	1,754	1,757
	Barclays plc	7.385%	11/2/2028	3,770	3,899
	Barclays plc	5.086%	2/25/2029	1,638	1,647
	Barclays plc	4.972%	5/16/2029	1,300	1,305
	Barclays plc	6.490%	9/13/2029	1,240	1,283
	Barclays plc	4.476%	11/11/2029	1,680	1,668
	Barclays plc	5.690%	3/12/2030	4,970	5,075
	Barclays plc	4.219%	5/24/2030	1,400	1,376
	Barclays plc	4.911%	6/26/2030	1,245	1,245
	Barclays plc	5.367%	2/25/2031	3,213	3,258
[13]	Barclays plc	5.189%	6/18/2031	450	307
	Barclays plc	4.521%	2/24/2032	1,400	1,368
	Barclays plc	5.102%	6/26/2032	1,245	1,243
	Blackstone Secured Lending Fund	5.350%	4/13/2028	410	409
	Blackstone Secured Lending Fund	5.900%	5/21/2031	500	492
[5]	Block Inc.	5.625%	8/15/2030	170	170
	Blue Owl Capital Corp.	5.950%	3/15/2029	2,108	2,107
	Blue Owl Capital Corp.	6.200%	7/15/2030	609	607
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	578	576
[5]	BNP Paribas SA	4.792%	5/9/2029	285	285
[5]	BNP Paribas SA	5.283%	11/19/2030	440	445
16

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BNP Paribas SA	5.085%	5/9/2031	3,635	3,656
[5]	BPCE SA	5.184%	6/2/2032	2,870	2,865
[9]	BPCE SA	2.500%	11/30/2032	400	512
[12]	BPCE SA	1.750%	2/2/2034	300	327
[7,13]	BPCE SA, 3M Australian Bank Bill Rate + 1.250%	5.724%	6/12/2030	470	328
	Brown & Brown Inc.	4.700%	6/23/2028	736	736
	Brown & Brown Inc.	4.500%	3/15/2029	905	899
	Brown & Brown Inc.	2.375%	3/15/2031	1,100	976
[5]	Burford Capital Global Finance LLC	6.250%	4/15/2028	45	45
[5]	Burford Capital Global Finance LLC	9.250%	7/1/2031	85	83
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	3,040	3,030
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	3,100	3,114
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	1,510	1,535
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	1,800	1,781
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,500	1,494
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	830	842
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	3,331	3,298
	Canadian Imperial Bank of Commerce	5.051%	6/16/2032	2,480	2,490
	Capital One Financial Corp.	3.800%	1/31/2028	1,000	988
	Capital One Financial Corp.	5.468%	2/1/2029	750	760
	Capital One Financial Corp.	6.312%	6/8/2029	5,848	6,016
	Capital One Financial Corp.	5.700%	2/1/2030	2,391	2,441
	Capital One Financial Corp.	3.273%	3/1/2030	1,000	963
	Capital One Financial Corp.	5.247%	7/26/2030	3,422	3,458
	Capital One Financial Corp.	5.463%	7/26/2030	5,700	5,794
	Capital One Financial Corp.	4.493%	9/11/2031	1,146	1,125
	Capital One Financial Corp.	4.722%	1/30/2032	2,100	2,071
	Capital One NA	5.974%	8/9/2028	550	561
	Charles Schwab Corp.	5.643%	5/19/2029	3,900	3,975
	Charles Schwab Corp.	4.603%	7/27/2029	2,485	2,482
	Charles Schwab Corp.	6.196%	11/17/2029	2,420	2,503
	Charles Schwab Corp.	4.744%	5/21/2030	1,740	1,744
	Charles Schwab Corp.	4.343%	11/14/2031	1,110	1,092
	Chubb INA Holdings LLC	4.650%	8/15/2029	1,158	1,163
[5]	Citadel Finance LLC	5.900%	2/10/2030	1,000	1,008
[5]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	900	911
	Citibank NA	4.838%	8/6/2029	1,388	1,399
	Citibank NA	4.914%	5/29/2030	1,127	1,140
	Citigroup Inc.	4.450%	9/29/2027	1,004	1,003
	Citigroup Inc.	3.668%	7/24/2028	1,424	1,411
	Citigroup Inc.	4.125%	7/25/2028	200	198
	Citigroup Inc.	3.520%	10/27/2028	594	586
	Citigroup Inc.	4.786%	3/4/2029	1,045	1,048
	Citigroup Inc.	4.075%	4/23/2029	340	337
	Citigroup Inc.	5.174%	2/13/2030	3,000	3,032
	Citigroup Inc.	3.980%	3/20/2030	504	494
	Citigroup Inc.	4.542%	9/19/2030	6,150	6,107
	Citigroup Inc.	2.976%	11/5/2030	335	316
	Citigroup Inc.	2.666%	1/29/2031	815	757
	Citigroup Inc.	4.412%	3/31/2031	1,295	1,276
	Citigroup Inc.	4.952%	5/7/2031	2,374	2,382
	Citigroup Inc.	2.572%	6/3/2031	1,485	1,364
	Citigroup Inc.	4.503%	9/11/2031	3,512	3,465
	Citizens Financial Group Inc.	5.253%	3/5/2031	884	893
[9]	Close Brothers Finance plc	1.625%	12/3/2030	200	226
[9]	Close Brothers Group plc	7.750%	6/14/2028	588	811
	CNO Financial Group Inc.	5.250%	5/30/2029	614	618
[7,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.700%	6.174%	9/12/2035	480	339
[7,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.409%	10/25/2033	850	602
	Corebridge Financial Inc.	3.850%	4/5/2029	635	621
[5]	Credit Agricole SA	4.631%	9/11/2028	3,670	3,668
[5]	Credit Agricole SA	4.656%	1/12/2032	1,855	1,826
[5]	Credit Agricole SA	5.186%	8/1/2032	2,485	2,496
[12]	Credit Mutuel Arkea SA	4.810%	5/15/2035	300	354
[5]	Danske Bank A/S	4.662%	3/27/2029	560	560
[5]	Danske Bank A/S	5.705%	3/1/2030	2,470	2,527
[5]	Danske Bank A/S	5.019%	3/4/2031	200	201
[5]	Danske Bank A/S	4.999%	3/27/2032	2,740	2,738
[5]	Depository Trust Co.	4.300%	3/27/2029	885	880
	Deutsche Bank AG	5.373%	1/10/2029	1,240	1,252
17

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	6.819%	11/20/2029	3,548	3,710
	Deutsche Bank AG	5.297%	5/9/2031	2,566	2,592
	Deutsche Bank AG	4.950%	8/4/2031	5,499	5,480
	Deutsche Bank AG	4.725%	2/6/2032	1,140	1,123
	Deutsche Bank AG	5.060%	4/14/2032	1,136	1,133
[5]	DNB Bank ASA	4.853%	11/5/2030	1,210	1,215
[5]	DNB Bank ASA	4.384%	11/4/2031	1,880	1,844
[8,14]	DPS Lehman Brothers Holdings	0.000%	8/19/2065	210	—
	Equifax Inc.	5.100%	12/15/2027	3,000	3,019
	Equifax Inc.	4.800%	9/15/2029	390	390
	Equifax Inc.	3.100%	5/15/2030	770	722
	Equitable Holdings Inc.	4.350%	4/20/2028	181	180
[5]	Fair Isaac Corp.	4.000%	6/15/2028	220	215
	Fidelity National Financial Inc.	4.500%	8/15/2028	20	20
	Fidelity National Information Services Inc.	4.450%	3/10/2028	2,400	2,391
	Fidelity National Information Services Inc.	4.550%	3/10/2029	2,370	2,352
	Fidelity National Information Services Inc.	4.800%	3/10/2031	2,240	2,216
	Fifth Third Bancorp	6.361%	10/27/2028	2,840	2,903
	Fifth Third Bancorp	6.339%	7/27/2029	4,386	4,531
[5]	Fifth Third Bancorp	5.982%	1/30/2030	820	842
	Fifth Third Bancorp	4.772%	7/28/2030	1,006	1,004
	Fifth Third Bancorp	4.895%	9/6/2030	2,990	2,994
	Fiserv Inc.	5.450%	3/2/2028	1,800	1,817
	Fiserv Inc.	5.375%	8/21/2028	1,130	1,142
	Fiserv Inc.	3.500%	7/1/2029	1,920	1,843
	Fiserv Inc.	4.750%	3/15/2030	2,201	2,178
	Fiserv Inc.	2.650%	6/1/2030	500	457
[5]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	115	112
[12]	GA Global Funding Trust	3.750%	6/20/2032	300	336
	Gaci First Investment Co.	5.000%	1/29/2029	5,533	5,533
	GATX Corp.	4.550%	11/7/2028	266	265
	GATX Corp.	4.700%	4/1/2029	154	154
[5]	GGAM Finance Ltd.	8.000%	2/15/2027	80	80
[5]	Global Atlantic Fin Co.	4.400%	10/15/2029	410	398
[5]	Global Atlantic Fin Co.	3.125%	6/15/2031	1,310	1,175
	Goldman Sachs Bank USA	4.656%	6/3/2029	2,480	2,481
	Goldman Sachs Group Inc.	4.482%	8/23/2028	1,500	1,499
	Goldman Sachs Group Inc.	4.148%	1/21/2029	6,000	5,949
	Goldman Sachs Group Inc.	4.153%	10/21/2029	6,840	6,744
	Goldman Sachs Group Inc.	6.484%	10/24/2029	4,600	4,772
	Goldman Sachs Group Inc.	4.594%	4/20/2030	2,192	2,180
	Goldman Sachs Group Inc.	5.727%	4/25/2030	1,735	1,778
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,098	2,111
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,490	1,483
	Goldman Sachs Group Inc.	5.207%	1/28/2031	3,510	3,548
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,439	1,453
	Goldman Sachs Group Inc.	4.369%	10/21/2031	6,155	6,019
	Goldman Sachs Group Inc.	4.516%	1/21/2032	4,310	4,228
	Goldman Sachs Group Inc.	2.615%	4/22/2032	1,620	1,455
	Goldman Sachs Group Inc.	4.972%	6/3/2032	2,730	2,728
	Golub Capital BDC Inc.	7.050%	12/5/2028	720	739
	Golub Capital BDC Inc.	6.000%	7/15/2029	551	552
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,254	1,235
	Horace Mann Educators Corp.	7.250%	9/15/2028	139	145
[5]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	150	145
[5]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	70	63
	HPS Corporate Lending Fund	5.450%	1/14/2028	3,030	3,019
	HPS Corporate Lending Fund	4.900%	9/11/2028	482	472
	HPS Corporate Lending Fund	5.850%	6/5/2030	3,156	3,110
	HSBC Holdings plc	5.210%	8/11/2028	700	705
	HSBC Holdings plc	2.013%	9/22/2028	3,649	3,536
	HSBC Holdings plc	7.390%	11/3/2028	3,105	3,215
	HSBC Holdings plc	5.130%	11/19/2028	1,760	1,772
	HSBC Holdings plc	4.899%	3/3/2029	990	994
	HSBC Holdings plc	6.161%	3/9/2029	1,641	1,680
	HSBC Holdings plc	4.583%	6/19/2029	118	118
	HSBC Holdings plc	2.206%	8/17/2029	1,690	1,603
	HSBC Holdings plc	5.546%	3/4/2030	2,755	2,804
	HSBC Holdings plc	4.398%	3/10/2030	1,400	1,385
	HSBC Holdings plc	4.711%	5/12/2030	4,965	4,944
18

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	3.973%	5/22/2030	1,005	980
	HSBC Holdings plc	5.286%	11/19/2030	2,341	2,370
	HSBC Holdings plc	5.130%	3/3/2031	1,670	1,681
	HSBC Holdings plc	5.240%	5/13/2031	8,075	8,163
	HSBC Holdings plc	2.357%	8/18/2031	445	403
	HSBC USA Inc.	4.650%	6/3/2028	282	283
	Huntington Bancshares Inc.	4.443%	8/4/2028	851	849
	Huntington Bancshares Inc.	6.208%	8/21/2029	3,800	3,912
	Huntington National Bank	5.650%	1/10/2030	1,453	1,494
	ING Groep NV	4.550%	10/2/2028	576	576
	ING Groep NV	4.803%	3/23/2032	1,120	1,113
	Intercontinental Exchange Inc.	4.000%	9/15/2027	1,151	1,145
	Intercontinental Exchange Inc.	3.625%	9/1/2028	3,115	3,058
[5]	Intesa Sanpaolo SpA	5.000%	6/29/2030	1,880	1,884
[5]	Intesa Sanpaolo SpA	5.200%	6/29/2032	4,230	4,244
	Jefferies Financial Group Inc.	5.875%	7/21/2028	740	754
	Jefferies Financial Group Inc.	4.150%	1/23/2030	432	417
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,604	1,611
	JPMorgan Chase & Co.	4.851%	7/25/2028	185	186
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,460	1,460
	JPMorgan Chase & Co.	4.005%	4/23/2029	3,600	3,561
	JPMorgan Chase & Co.	2.069%	6/1/2029	752	717
	JPMorgan Chase & Co.	4.203%	7/23/2029	1,380	1,368
	JPMorgan Chase & Co.	5.299%	7/24/2029	4,650	4,711
	JPMorgan Chase & Co.	6.087%	10/23/2029	910	938
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,560	1,571
	JPMorgan Chase & Co.	5.581%	4/22/2030	2,620	2,677
	JPMorgan Chase & Co.	4.408%	4/23/2030	2,765	2,742
	JPMorgan Chase & Co.	3.702%	5/6/2030	1,125	1,094
	JPMorgan Chase & Co.	4.565%	6/14/2030	807	804
	JPMorgan Chase & Co.	4.995%	7/22/2030	2,668	2,686
	JPMorgan Chase & Co.	2.739%	10/15/2030	1,060	996
	JPMorgan Chase & Co.	4.603%	10/22/2030	750	747
	JPMorgan Chase & Co.	5.140%	1/24/2031	3,840	3,883
	JPMorgan Chase & Co.	5.103%	4/22/2031	339	343
	JPMorgan Chase & Co.	4.255%	10/22/2031	2,325	2,273
	JPMorgan Chase & Co.	4.347%	1/22/2032	3,400	3,330
	JPMorgan Chase & Co.	4.622%	4/23/2032	2,955	2,921
	Keybank National Association	3.900%	4/13/2029	250	244
	KeyCorp	2.550%	10/1/2029	530	495
[12]	Kommunalkredit Austria AG	5.250%	3/28/2029	700	830
[9]	Legal & General Group plc	3.750%	11/26/2049	700	882
[5]	Lincoln Financial Global Funding	4.200%	1/12/2029	575	567
	Lloyds Banking Group plc	3.574%	11/7/2028	366	361
	Lloyds Banking Group plc	4.818%	6/13/2029	1,131	1,133
	Lloyds Banking Group plc	4.241%	2/10/2030	3,000	2,961
[7,13]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.469%	3/17/2029	640	451
	LPL Holdings Inc.	5.200%	3/15/2030	1,534	1,543
	M&T Bank Corp.	4.553%	8/16/2028	3,946	3,944
	M&T Bank Corp.	7.413%	10/30/2029	5,321	5,631
	M&T Bank Corp.	6.082%	3/13/2032	1,500	1,565
	M&T Bank Corp.	5.400%	7/30/2035	1,766	1,764
[7,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	6.303%	2/20/2035	980	690
[7,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	6.413%	3/1/2034	2,050	1,446
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	501	495
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,551	2,558
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	2,320	2,324
	Manufacturers & Traders Trust Co.	4.548%	4/18/2030	1,695	1,683
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	4,040	4,038
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	600	603
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	160	161
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	1,300	1,315
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	1,320	1,333
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	810	820
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	2,170	2,196
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	270	273
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	3,422	3,375
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	4,460	4,382
	Mizuho Financial Group Inc.	5.667%	5/27/2029	823	838
[7]	Morgan Stanley	3.591%	7/22/2028	1,610	1,592
19

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	6.296%	10/18/2028	1,535	1,568
	Morgan Stanley	3.772%	1/24/2029	1,000	986
	Morgan Stanley	5.123%	2/1/2029	2,160	2,173
	Morgan Stanley	4.994%	4/12/2029	3,000	3,016
	Morgan Stanley	5.164%	4/20/2029	6,440	6,491
	Morgan Stanley	5.449%	7/20/2029	1,120	1,135
	Morgan Stanley	4.133%	10/18/2029	2,555	2,520
	Morgan Stanley	6.407%	11/1/2029	940	973
	Morgan Stanley	4.238%	1/9/2030	4,350	4,293
	Morgan Stanley	5.173%	1/16/2030	1,300	1,312
	Morgan Stanley	4.555%	4/10/2030	1,610	1,600
	Morgan Stanley	5.656%	4/18/2030	2,620	2,677
	Morgan Stanley	5.042%	7/19/2030	3,763	3,790
	Morgan Stanley	4.654%	10/18/2030	3,000	2,984
	Morgan Stanley	5.230%	1/15/2031	4,010	4,056
	Morgan Stanley	2.699%	1/22/2031	406	377
	Morgan Stanley	5.192%	4/17/2031	2,842	2,872
	Morgan Stanley	4.356%	10/22/2031	1,534	1,500
	Morgan Stanley	4.493%	1/16/2032	3,955	3,878
	Morgan Stanley	4.809%	4/16/2032	2,240	2,223
	Morgan Stanley Bank NA	4.968%	7/14/2028	5,543	5,567
	Morgan Stanley Bank NA	5.016%	1/12/2029	4,010	4,035
	Morgan Stanley Bank NA	4.788%	5/10/2030	1,675	1,676
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	2,700	2,698
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	2,460	2,448
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	8,780	8,741
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	1,236	1,215
	Nasdaq Inc.	5.350%	6/28/2028	950	963
	National Bank of Canada	5.600%	12/18/2028	740	757
	National Bank of Canada	4.500%	10/10/2029	810	806
[5]	National Securities Clearing Corp.	4.900%	6/26/2029	1,250	1,262
[5]	National Securities Clearing Corp.	4.700%	6/9/2031	740	740
	NatWest Group plc	5.516%	9/30/2028	625	632
	NatWest Group plc	4.892%	5/18/2029	430	431
	NatWest Group plc	5.076%	1/27/2030	820	826
	NatWest Group plc	4.445%	5/8/2030	225	223
	NatWest Group plc	4.964%	8/15/2030	2,329	2,337
	NatWest Group plc	5.115%	5/23/2031	480	483
[9]	NatWest Group plc	2.105%	11/28/2031	831	1,098
	NatWest Group plc	4.983%	6/18/2032	785	785
[5]	Nippon Life Insurance Co.	4.748%	4/2/2031	1,715	1,707
	NMI Holdings Inc.	6.000%	8/15/2029	375	383
	Nomura Holdings Inc.	5.594%	7/2/2027	1,802	1,819
	Nomura Holdings Inc.	5.386%	7/6/2027	600	605
	Nomura Holdings Inc.	5.842%	1/18/2028	690	702
	Nomura Holdings Inc.	6.070%	7/12/2028	3,727	3,822
	Nomura Holdings Inc.	4.996%	6/29/2029	1,430	1,433
	Nomura Holdings Inc.	3.103%	1/16/2030	618	581
	Nomura Holdings Inc.	4.904%	7/1/2030	1,340	1,336
	Nomura Holdings Inc.	2.679%	7/16/2030	1,252	1,148
	Nomura Holdings Inc.	5.166%	7/14/2031	1,490	1,494
	Northern Trust Corp.	4.150%	11/19/2030	274	270
	Northern Trust Corp.	3.375%	5/8/2032	1,080	1,067
[5]	Nuveen LLC	5.550%	1/15/2030	560	569
	OneMain Finance Corp.	6.625%	5/15/2029	265	270
	OneMain Finance Corp.	6.750%	9/15/2033	5	5
[9]	OSB Group plc	9.993%	7/27/2033	209	298
[9]	Pension Insurance Corp. plc	4.625%	5/7/2031	252	317
[9]	Pension Insurance Corp. plc	3.625%	10/21/2032	134	156
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	395	394
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	570	578
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	1,378	1,410
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	1,058	1,070
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.550%	1/15/2031	962	952
[5]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	260	268
	Pinnacle Bank	5.625%	2/15/2028	840	848
	Pinnacle Bank	5.957%	1/15/2036	673	669
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	2,852	2,918
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	1,430	1,434
	PNC Bank NA	2.700%	10/22/2029	1,110	1,042
20

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	5.582%	6/12/2029	4,899	4,988
	PNC Financial Services Group Inc.	4.618%	10/26/2029	2,880	2,873
	PNC Financial Services Group Inc.	2.550%	1/22/2030	2,000	1,862
	PNC Financial Services Group Inc.	5.492%	5/14/2030	2,503	2,556
	PNC Financial Services Group Inc.	5.222%	1/29/2031	2,165	2,200
	PNC Financial Services Group Inc.	4.899%	5/13/2031	5,511	5,540
	Principal Financial Group Inc.	3.700%	5/15/2029	291	283
	Principal Financial Group Inc.	2.125%	6/15/2030	610	552
	Progressive Corp.	4.600%	3/26/2031	1,435	1,430
[12]	Raiffeisen Bank International AG	2.875%	6/18/2032	1,000	1,134
	Regions Bank	4.755%	7/27/2029	1,540	1,541
	Regions Financial Corp.	5.722%	6/6/2030	6,546	6,716
	Reinsurance Group of America Inc.	3.150%	6/15/2030	260	244
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	695	688
[5]	Rocket Cos. Inc.	6.125%	8/1/2030	270	275
[5]	Rocket Cos. Inc.	6.125%	8/1/2031	35	36
[5]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	90	87
	Royal Bank of Canada	4.522%	10/18/2028	3,685	3,685
	Royal Bank of Canada	3.995%	11/3/2028	3,000	2,979
	Royal Bank of Canada	4.965%	1/24/2029	964	970
	Royal Bank of Canada	4.969%	8/2/2030	5,390	5,430
	Royal Bank of Canada	4.650%	10/18/2030	1,451	1,448
	Royal Bank of Canada	5.153%	2/4/2031	5,650	5,718
	Royal Bank of Canada	4.970%	5/2/2031	1,766	1,779
	Royal Bank of Canada	4.696%	8/6/2031	140	139
	Royal Bank of Canada	4.305%	11/3/2031	1,410	1,383
[5]	Ryan Specialty LLC	5.875%	8/1/2032	30	30
	S&P Global Inc.	4.250%	5/1/2029	1,159	1,150
	Santander UK Group Holdings plc	4.320%	9/22/2029	1,627	1,611
[5]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	40	40
	Sixth Street Lending Partners	6.500%	3/11/2029	1,561	1,593
	Sixth Street Lending Partners	5.750%	1/15/2030	900	894
	Sixth Street Lending Partners	6.125%	7/15/2030	1,699	1,707
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	580	586
[5]	Societe Generale SA	4.450%	4/12/2030	2,125	2,097
[5]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	10
[5,6]	Starwood Property Trust Inc.	5.875%	8/15/2029	20	20
[5]	Starwood Property Trust Inc.	6.000%	4/15/2030	75	75
[5]	Starwood Property Trust Inc.	6.500%	10/15/2030	55	56
	State Street Bank & Trust Co.	4.782%	11/23/2029	1,290	1,303
	State Street Corp.	4.834%	4/24/2030	449	454
	State Street Corp.	4.558%	4/23/2032	1,380	1,364
	State Street Corp.	3.031%	11/1/2034	1,544	1,449
	Suci Second Investment Co.	6.000%	10/25/2028	3,175	3,252
	Sumisho Air Lease Corp.	5.300%	2/1/2028	736	742
	Sumisho Air Lease Corp.	4.625%	10/1/2028	2,185	2,177
	Sumisho Air Lease Corp.	5.100%	3/1/2029	975	981
	Sumisho Air Lease Corp.	3.000%	2/1/2030	930	870
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	491	498
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	324	319
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	570	583
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	470	443
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	835	825
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	1,294	1,315
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	800	813
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	650	586
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	660	684
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	1,375	1,362
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	920	903
[6]	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	2,575	2,566
[5]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	2,240	2,228
[5]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	2,240	2,221
[5]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	3,290	3,255
	Toronto-Dominion Bank	5.156%	1/10/2028	1,951	1,971
	Toronto-Dominion Bank	3.913%	1/13/2028	1,130	1,120
	Toronto-Dominion Bank	4.861%	1/31/2028	4,410	4,431
	Toronto-Dominion Bank	5.523%	7/17/2028	850	866
	Toronto-Dominion Bank	4.361%	4/23/2029	680	676
	Toronto-Dominion Bank	4.783%	12/17/2029	2,870	2,889
	Toronto-Dominion Bank	4.808%	6/3/2030	1,166	1,171
21

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toronto-Dominion Bank	4.411%	1/13/2031	1,125	1,112
	Truist Bank	4.420%	7/24/2028	6,770	6,764
	Truist Financial Corp.	4.873%	1/26/2029	1,863	1,871
	Truist Financial Corp.	1.887%	6/7/2029	3,000	2,847
	Truist Financial Corp.	7.161%	10/30/2029	1,430	1,507
	Truist Financial Corp.	5.435%	1/24/2030	552	561
	Truist Financial Corp.	5.071%	5/20/2031	2,867	2,894
	Truist Financial Corp.	4.597%	1/27/2032	1,250	1,233
	UBS AG	4.678%	11/29/2030	2,510	2,506
	UBS AG / Stamford CT	4.302%	3/16/2029	770	767
[5]	UBS Group AG	3.869%	1/12/2029	940	929
[5]	UBS Group AG	4.151%	12/23/2029	8,890	8,761
[5]	UBS Group AG	5.428%	2/8/2030	5,890	5,972
[5]	UBS Group AG	4.214%	4/10/2030	1,820	1,790
[5]	UBS Group AG	3.126%	8/13/2030	3,250	3,085
[5]	UBS Group AG	5.617%	9/13/2030	700	716
[5]	UBS Group AG	4.194%	4/1/2031	670	654
[5]	UBS Group AG	4.398%	9/23/2031	4,785	4,688
[5]	UBS Group AG	4.588%	8/10/2032	1,210	1,187
	US Bancorp	4.548%	7/22/2028	838	838
	US Bancorp	4.653%	2/1/2029	1,351	1,352
	US Bancorp	5.775%	6/12/2029	3,500	3,574
	US Bancorp	5.384%	1/23/2030	980	996
	US Bancorp	5.100%	7/23/2030	3,000	3,036
	US Bancorp	5.046%	2/12/2031	4,658	4,700
	US Bancorp	5.083%	5/15/2031	3,541	3,580
	US Bancorp	4.481%	1/26/2032	1,360	1,340
	US Bank NA	4.535%	5/20/2029	2,450	2,445
[5]	UWM Holdings LLC	6.625%	2/1/2030	15	14
	Verisk Analytics Inc.	4.450%	3/15/2031	340	333
[12]	Volksbank Wien AG	5.750%	6/21/2034	600	708
[12]	Volksbank Wien AG	5.500%	12/4/2035	100	118
[14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/2011	517	—
	Wells Fargo & Co.	4.808%	7/25/2028	2,658	2,665
	Wells Fargo & Co.	4.577%	5/20/2029	3,785	3,776
	Wells Fargo & Co.	5.574%	7/25/2029	3,570	3,631
	Wells Fargo & Co.	4.078%	9/15/2029	1,146	1,130
	Wells Fargo & Co.	6.303%	10/23/2029	750	776
	Wells Fargo & Co.	4.182%	1/23/2030	3,960	3,908
	Wells Fargo & Co.	5.198%	1/23/2030	1,605	1,623
	Wells Fargo & Co.	2.879%	10/30/2030	600	565
	Wells Fargo & Co.	5.244%	1/24/2031	3,180	3,223
	Wells Fargo & Co.	2.572%	2/11/2031	250	231
	Wells Fargo & Co.	4.478%	4/4/2031	5,250	5,193
	Wells Fargo & Co.	5.150%	4/23/2031	1,609	1,625
	Wells Fargo & Co.	4.844%	5/20/2032	3,135	3,124
[7,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.670%	5.992%	7/10/2034	500	352
[7,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.197%	4/3/2034	400	283
	Willis North America Inc.	4.500%	9/15/2028	490	488
	Willis North America Inc.	2.950%	9/15/2029	506	479
[5]	WS Escrow LLC	7.750%	6/1/2033	45	46
[12]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	500	513
					856,760
Health Care (7.3%)
[5]	1261229 BC Ltd.	10.000%	4/15/2032	115	116
	Abbott Laboratories	3.700%	3/9/2029	8,390	8,233
	Abbott Laboratories	4.000%	3/15/2031	18,000	17,543
	AbbVie Inc.	4.800%	3/15/2029	13,855	13,966
	AbbVie Inc.	3.200%	11/21/2029	5,790	5,544
	AbbVie Inc.	4.125%	3/15/2031	3,160	3,091
[5]	Agilent Technologies Inc.	4.900%	1/15/2032	1,500	1,501
	Amgen Inc.	5.150%	3/2/2028	7,680	7,754
	Amgen Inc.	1.650%	8/15/2028	595	561
	Amgen Inc.	2.450%	2/21/2030	968	898
	Amgen Inc.	5.250%	3/2/2030	1,860	1,895
	Amgen Inc.	4.200%	2/19/2031	6,355	6,231
	Ascension Health	4.078%	11/15/2028	1,395	1,383
	Ascension Health	4.294%	11/15/2030	2,325	2,292
	Augusta SpinCo Corp.	4.321%	9/23/2027	2,040	2,035
22

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Augusta SpinCo Corp.	4.398%	3/23/2029	2,015	2,001
	Augusta SpinCo Corp.	4.656%	3/23/2031	2,520	2,499
	Baxter International Inc.	3.950%	4/1/2030	2,750	2,656
[12]	Bayer AG	6.625%	9/25/2083	200	240
	Becton Dickinson & Co.	4.693%	2/13/2028	3,505	3,511
	Becton Dickinson & Co.	4.874%	2/8/2029	1,550	1,559
	Cardinal Health Inc.	5.125%	2/15/2029	1,440	1,456
	Cardinal Health Inc.	5.000%	11/15/2029	2,020	2,039
	Cencora Inc.	3.450%	12/15/2027	1,593	1,569
	Cencora Inc.	4.625%	12/15/2027	2,845	2,849
	Cencora Inc.	3.950%	2/13/2029	1,375	1,351
	Cencora Inc.	2.800%	5/15/2030	550	513
	Cencora Inc.	4.250%	11/15/2030	920	900
	Centene Corp.	2.450%	7/15/2028	290	275
	Centene Corp.	4.625%	12/15/2029	45	44
[5]	Charles River Laboratories International Inc.	4.250%	5/1/2028	95	93
[5]	Charles River Laboratories International Inc.	3.750%	3/15/2029	155	149
[5]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	28	30
	Cigna Group	4.375%	10/15/2028	1,530	1,523
	Cigna Group	4.500%	9/15/2030	1,405	1,397
	CommonSpirit Health	4.352%	9/1/2030	880	861
	CommonSpirit Health	2.782%	10/1/2030	450	415
	CVS Health Corp.	1.300%	8/21/2027	3,352	3,234
	CVS Health Corp.	4.300%	3/25/2028	3,673	3,654
	CVS Health Corp.	5.000%	1/30/2029	1,740	1,756
	CVS Health Corp.	5.400%	6/1/2029	1,670	1,707
	CVS Health Corp.	3.250%	8/15/2029	2,525	2,418
	CVS Health Corp.	5.125%	2/21/2030	1,148	1,161
	CVS Health Corp.	1.750%	8/21/2030	1,505	1,335
	CVS Health Corp.	5.250%	1/30/2031	1,500	1,525
[5]	DaVita Inc.	4.625%	6/1/2030	50	48
	Elevance Health Inc.	5.150%	6/15/2029	900	913
	Elevance Health Inc.	2.875%	9/15/2029	280	265
	Elevance Health Inc.	4.750%	2/15/2030	1,565	1,570
	Elevance Health Inc.	2.250%	5/15/2030	1,085	992
	Eli Lilly & Co.	4.375%	5/20/2031	2,440	2,420
[5]	Endo Finance Holdings LP	8.500%	4/15/2031	15	16
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	4,285	4,349
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	1,665	1,651
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	595	598
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	5,272	5,463
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	2,340	2,342
	Gilead Sciences Inc.	4.800%	11/15/2029	205	207
	Gilead Sciences Inc.	1.650%	10/1/2030	2,000	1,774
	HCA Inc.	5.000%	3/1/2028	590	593
	HCA Inc.	5.625%	9/1/2028	265	269
	HCA Inc.	5.875%	2/1/2029	700	716
	HCA Inc.	3.375%	3/15/2029	270	261
	HCA Inc.	4.125%	6/15/2029	2,000	1,970
	HCA Inc.	5.250%	3/1/2030	990	1,003
	HCA Inc.	3.500%	9/1/2030	4,435	4,204
	HCA Inc.	4.300%	11/15/2030	1,665	1,629
	HCA Inc.	4.700%	5/15/2031	4,185	4,145
	Humana Inc.	5.750%	3/1/2028	2,185	2,222
[5]	IQVIA Inc.	5.000%	10/15/2026	135	135
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	1,880	1,777
	McKesson Corp.	3.950%	2/16/2028	—	—
	McKesson Corp.	4.650%	5/30/2030	3,385	3,385
[5]	Medline Borrower LP	5.250%	10/1/2029	210	209
	Merck & Co. Inc.	4.150%	3/15/2031	1,855	1,820
	Merck & Co. Inc.	4.650%	5/22/2031	1,245	1,247
	Novartis Capital Corp.	4.400%	3/18/2031	5,210	5,172
[5,12]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	200	226
[5]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	70	69
[5]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/2031	25	25
	Pfizer Inc.	4.200%	11/15/2030	2,835	2,798
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	9,905	9,914
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	510	477
	Quest Diagnostics Inc.	4.600%	12/15/2027	3,770	3,777
	Quest Diagnostics Inc.	4.200%	6/30/2029	425	420
23

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quest Diagnostics Inc.	4.625%	12/15/2029	880	880
	Quest Diagnostics Inc.	2.950%	6/30/2030	360	337
	Revvity Inc.	3.300%	9/15/2029	605	578
[5]	Roche Holdings Inc.	5.338%	11/13/2028	675	689
[5]	Roche Holdings Inc.	4.790%	3/8/2029	1,670	1,684
	Royalty Pharma plc	1.750%	9/2/2027	1,000	968
	Royalty Pharma plc	2.200%	9/2/2030	460	416
[5]	Star Parent Inc.	9.000%	10/1/2030	40	42
	Stryker Corp.	4.250%	9/11/2029	1,000	991
	Stryker Corp.	4.850%	2/10/2030	835	841
	Stryker Corp.	1.950%	6/15/2030	750	679
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	333	335
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	1,305	1,186
[5]	Teleflex Inc.	5.875%	1/15/2032	20	20
	Tenet Healthcare Corp.	4.250%	6/1/2029	38	37
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	243	242
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	20	20
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	10	10
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	85	87
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	1,560	1,532
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	1,500	1,472
	UnitedHealth Group Inc.	4.250%	1/15/2029	615	612
	UnitedHealth Group Inc.	4.000%	5/15/2029	1,395	1,376
	UnitedHealth Group Inc.	4.800%	1/15/2030	1,860	1,874
	UnitedHealth Group Inc.	4.650%	1/15/2031	1,620	1,620
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	1,345	1,366
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	4,200	4,255
					212,983
Industrials (5.4%)
[5]	Air Canada	3.875%	8/15/2026	800	799
	Allegion plc	3.500%	10/1/2029	492	472
[5]	Allison Transmission Inc.	4.750%	10/1/2027	60	60
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	90	90
	Amphenol Corp.	3.800%	11/15/2027	2,108	2,091
	Amphenol Corp.	3.900%	11/15/2028	1,193	1,179
	Amphenol Corp.	4.125%	11/15/2030	1,611	1,579
	ATI Inc.	5.875%	6/15/2033	15	15
[13]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	1,090	726
[13]	Aurizon Network Pty Ltd.	6.100%	9/12/2031	690	483
[5]	BAE Systems plc	5.125%	3/26/2029	1,910	1,937
	Boeing Co.	3.250%	2/1/2028	2,175	2,130
	Boeing Co.	3.450%	11/1/2028	551	537
	Boeing Co.	3.200%	3/1/2029	4,530	4,368
	Boeing Co.	6.298%	5/1/2029	3,404	3,544
	Boeing Co.	5.150%	5/1/2030	13,616	13,781
	Boeing Co.	3.625%	2/1/2031	1,743	1,658
	Boeing Co.	6.388%	5/1/2031	1,102	1,171
[13]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	310	206
[5]	BWX Technologies Inc.	4.125%	6/30/2028	170	167
	Canadian Pacific Railway Co.	4.000%	6/1/2028	2,885	2,860
	Carrier Global Corp.	2.722%	2/15/2030	1,110	1,038
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	757	745
	Caterpillar Financial Services Corp.	4.500%	5/15/2031	605	602
[5]	Clean Harbors Inc.	5.125%	7/15/2029	105	104
	CNH Industrial Capital LLC	4.550%	4/10/2028	1,200	1,197
	CNH Industrial Capital LLC	5.500%	1/12/2029	930	947
	CNH Industrial Capital LLC	4.375%	3/7/2031	2,885	2,822
[5]	CompoSecure Holdings LLC	5.625%	2/1/2033	75	73
	CSX Corp.	3.800%	3/1/2028	2,500	2,474
[12]	Czechoslovak Group A/S	5.250%	1/10/2031	500	581
[5]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	505	508
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	530	534
[5]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	1,050	1,065
[5]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	2,835	2,870
[13]	Dalrymple Bay Finance Pty Ltd.	6.234%	3/24/2031	1,180	833
	Deere Funding Canada Corp.	4.150%	10/9/2030	2,049	2,012
[3,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/2028	3,304	3,302
	Eaton Capital ULC	4.450%	5/9/2030	1,400	1,391
	Eaton Corp.	3.850%	3/6/2028	3,830	3,794
24

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eaton Corp.	3.950%	3/6/2029	1,400	1,380
	Eaton Corp.	4.200%	3/6/2031	1,040	1,020
[5]	Entegris Inc.	4.375%	4/15/2028	105	103
[5]	Entegris Inc.	4.750%	4/15/2029	80	79
[5]	Esab Corp.	5.625%	4/1/2031	55	55
	FedEx Corp.	3.400%	2/15/2028	544	535
[5]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	598	590
[5]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	850	835
[5]	Garda World Security Corp.	6.500%	1/15/2031	20	20
[5]	Garda World Security Corp.	8.250%	8/1/2032	50	51
[5]	Garda World Security Corp.	8.375%	11/15/2032	70	72
[5]	Gates Corp.	6.875%	7/1/2029	255	261
	GE Vernova Inc.	4.250%	2/4/2031	1,598	1,573
	General Electric Co.	4.300%	7/29/2030	1,151	1,140
[5]	Herc Holdings Inc.	7.000%	6/15/2030	35	36
	Hexcel Corp.	4.900%	5/15/2031	890	887
[5]	Honeywell Aerospace Inc.	3.900%	3/16/2028	4,133	4,092
[5]	Honeywell Aerospace Inc.	4.000%	3/16/2029	2,767	2,730
[5]	Honeywell Aerospace Inc.	4.300%	3/16/2031	4,318	4,243
	Howmet Aerospace Inc.	3.750%	3/3/2028	480	474
	Howmet Aerospace Inc.	3.900%	4/15/2029	678	667
	Hubbell Inc.	4.650%	6/15/2031	1,225	1,220
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	1,179	1,160
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	92	87
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	1,970	2,003
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	876	856
	Ingersoll Rand Inc.	5.400%	8/14/2028	150	152
	Ingersoll Rand Inc.	5.176%	6/15/2029	2,010	2,045
	Jacobs Solutions Inc.	4.750%	3/3/2031	2,220	2,196
[5]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	62	56
	John Deere Capital Corp.	4.500%	1/16/2029	799	801
	John Deere Capital Corp.	3.900%	3/9/2029	1,330	1,313
	John Deere Capital Corp.	4.700%	6/10/2030	2,750	2,768
	John Deere Capital Corp.	4.200%	3/10/2031	840	826
	Keysight Technologies Inc.	5.350%	7/30/2030	1,350	1,375
	L3Harris Technologies Inc.	4.400%	6/15/2028	23	23
	L3Harris Technologies Inc.	5.050%	6/1/2029	2,050	2,074
	L3Harris Technologies Inc.	2.900%	12/15/2029	722	682
	Lennox International Inc.	1.700%	8/1/2027	200	194
	Lockheed Martin Corp.	4.150%	8/15/2028	806	802
	Lockheed Martin Corp.	4.500%	2/15/2029	1,050	1,050
	Lockheed Martin Corp.	4.400%	8/15/2030	4,287	4,267
[13]	Lonsdale Finance Pty Ltd.	5.500%	11/19/2031	140	97
[5]	Mueller Water Products Inc.	4.000%	6/15/2029	100	97
	Nordson Corp.	4.500%	12/15/2029	1,600	1,589
	Northrop Grumman Corp.	3.250%	1/15/2028	4,006	3,937
	Northrop Grumman Corp.	4.600%	2/1/2029	6,044	6,057
	Northrop Grumman Corp.	4.400%	5/1/2030	1,874	1,862
	Northrop Grumman Corp.	4.650%	7/15/2030	1,510	1,512
	Otis Worldwide Corp.	5.250%	8/16/2028	1,315	1,332
	Otis Worldwide Corp.	4.488%	5/7/2029	2,804	2,793
	Otis Worldwide Corp.	2.565%	2/15/2030	2,638	2,450
	Parker-Hannifin Corp.	3.250%	6/14/2029	760	734
	Paychex Inc.	5.100%	4/15/2030	610	615
[13]	Qantas Airways Ltd.	3.150%	9/27/2028	1,500	988
[5]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	35	34
	Regal Rexnord Corp.	6.050%	4/15/2028	465	475
	RELX Capital Inc.	4.750%	3/27/2030	980	982
	Republic Services Inc.	4.875%	4/1/2029	780	787
	Republic Services Inc.	4.750%	7/15/2030	200	201
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	25	24
	RTX Corp.	4.125%	11/16/2028	3,951	3,921
	RTX Corp.	5.750%	1/15/2029	780	803
	RTX Corp.	7.500%	9/15/2029	280	304
	RTX Corp.	6.000%	3/15/2031	2,560	2,702
	Ryder System Inc.	5.650%	3/1/2028	350	356
	Ryder System Inc.	5.250%	6/1/2028	735	744
	Ryder System Inc.	6.300%	12/1/2028	3,250	3,369
	Ryder System Inc.	5.375%	3/15/2029	1,310	1,337
	Ryder System Inc.	4.300%	12/1/2030	663	653
25

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Airlines Co.	3.450%	11/16/2027	541	533
[5]	TransDigm Inc.	6.750%	8/15/2028	175	177
	Tyco Electronics Group SA	4.625%	2/1/2030	660	660
[3]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/2029	44	44
	United Airlines Holdings Inc.	4.875%	3/1/2029	45	45
	United Airlines Holdings Inc.	5.375%	3/1/2031	25	25
	Veralto Corp.	5.350%	9/18/2028	410	416
[5]	WESCO Distribution Inc.	6.375%	3/15/2029	100	102
[5]	WESCO Distribution Inc.	5.250%	4/15/2031	25	25
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	810	815
					157,135
Materials (2.1%)
	Air Products & Chemicals Inc.	4.600%	2/8/2029	205	206
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	3,737	3,749
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	1,090	1,101
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	1,080	978
[5]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	235	226
	ArcelorMittal SA	6.550%	11/29/2027	131	134
[5]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	30	30
	Ball Corp.	2.875%	8/15/2030	100	91
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	1,800	1,822
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	368	369
[5,12]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	6.500%	6/15/2033	100	115
[5]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	7.125%	6/15/2033	40	40
[5]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	30	30
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	60	57
[5]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	195	188
	Commercial Metals Co.	4.125%	1/15/2030	75	73
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,621	1,603
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	500	471
	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	200	206
	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	217	228
	CRH America Finance Inc.	4.400%	2/9/2031	1,233	1,214
	Eastman Chemical Co.	4.500%	12/1/2028	302	301
	Eastman Chemical Co.	5.000%	8/1/2029	1,135	1,140
	Eastman Chemical Co.	4.500%	2/20/2031	1,360	1,334
	Ecolab Inc.	4.600%	6/15/2029	2,490	2,494
	Ecolab Inc.	4.800%	6/15/2031	2,490	2,501
[5]	Element Solutions Inc.	3.875%	9/1/2028	210	205
	FMC Corp.	3.450%	10/1/2029	95	88
[5]	FMC Corp.	8.000%	6/1/2031	50	52
	FMC Corp.	8.450%	11/1/2055	55	40
	Freeport Indonesia PT	4.763%	4/14/2027	890	889
	Freeport-McMoRan Inc.	4.375%	8/1/2028	650	646
	Freeport-McMoRan Inc.	4.250%	3/1/2030	560	550
[5]	Georgia-Pacific LLC	4.400%	5/15/2029	1,360	1,353
[5]	Georgia-Pacific LLC	4.600%	5/15/2031	1,910	1,893
[5]	Glencore Funding LLC	4.907%	4/1/2028	1,320	1,325
[5]	Glencore Funding LLC	5.371%	4/4/2029	1,320	1,341
[5]	Glencore Funding LLC	2.500%	9/1/2030	380	346
[5]	Glencore Funding LLC	4.900%	7/1/2031	4,010	4,007
[5]	Graphic Packaging International LLC	4.750%	7/15/2027	360	358
[5]	Graphic Packaging International LLC	3.500%	3/15/2028	10	10
[5]	Graphic Packaging International LLC	3.750%	2/1/2030	145	136
[5]	JH North America Holdings Inc.	5.875%	1/31/2031	90	90
[5]	Magnera Corp.	7.250%	11/15/2031	65	63
	Mosaic Co.	5.375%	11/15/2028	570	578
	Mosaic Co.	4.350%	1/15/2029	1,170	1,159
[5]	NOVA Chemicals Corp.	4.250%	5/15/2029	250	244
[5]	Novelis Corp.	4.750%	1/30/2030	60	58
	Nutrien Ltd.	4.900%	3/27/2028	1,845	1,853
	Nutrien Ltd.	4.200%	4/1/2029	415	411
	Nutrien Ltd.	2.950%	5/13/2030	740	694
	Nutrien Ltd.	4.850%	5/29/2031	1,490	1,488
[5]	Olympus Water US Holding Corp.	6.750%	8/1/2032	65	64
[5]	Olympus Water US Holding Corp.	7.250%	2/15/2033	235	232
	Owens Corning	3.500%	2/15/2030	1,100	1,054
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	110	109
	PPG Industries Inc.	4.375%	3/15/2031	2,320	2,281
26

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Quikrete Holdings Inc.	6.375%	3/1/2032	85	87
	Rio Tinto Finance USA plc	4.875%	3/14/2030	1,720	1,736
	Sherwin-Williams Co.	4.550%	3/1/2028	675	675
	Sherwin-Williams Co.	4.300%	8/15/2028	1,641	1,632
	Sherwin-Williams Co.	4.500%	8/15/2030	1,750	1,735
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	1,450	1,470
[5]	SNF Group SACA	5.626%	3/31/2031	205	207
[5]	Standard Industries Inc.	4.375%	7/15/2030	35	33
	Steel Dynamics Inc.	4.000%	12/15/2028	4,580	4,512
[5,6]	Stonepeak Motion Holdco Ltd. / Stonepeak Motion Finco LLC	6.125%	7/15/2033	30	30
	Suzano Austria GmbH	6.000%	1/15/2029	657	668
	Vale Canada Ltd.	7.200%	9/15/2032	726	794
	Vulcan Materials Co.	4.950%	12/1/2029	446	450
	WestRock MWV LLC	8.200%	1/15/2030	790	875
[5]	WR Grace Holdings LLC	5.625%	8/15/2029	95	89
	WRKCo Inc.	4.000%	3/15/2028	300	297
					59,608
Real Estate (2.8%)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	71	70
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,179	1,099
	American Homes 4 Rent LP	4.250%	2/15/2028	459	456
	American Homes 4 Rent LP	4.900%	2/15/2029	130	130
	American Homes 4 Rent LP	4.950%	6/15/2030	1,310	1,312
	American Tower Corp.	3.550%	7/15/2027	575	570
	American Tower Corp.	3.600%	1/15/2028	284	280
	American Tower Corp.	5.800%	11/15/2028	510	523
	American Tower Corp.	3.950%	3/15/2029	1,140	1,119
	American Tower Corp.	2.900%	1/15/2030	1,038	975
[12]	Aroundtown SA	3.500%	5/13/2030	800	900
	AvalonBay Communities Inc.	2.300%	3/1/2030	299	276
	AvalonBay Communities Inc.	4.350%	12/1/2030	1,050	1,038
	Boston Properties LP	6.750%	12/1/2027	620	637
	Boston Properties LP	4.500%	12/1/2028	280	278
	Boston Properties LP	3.400%	6/21/2029	270	260
	Brandywine Operating Partnership LP	3.950%	11/15/2027	10	10
	Brandywine Operating Partnership LP	8.875%	4/12/2029	200	211
	Brandywine Operating Partnership LP	6.125%	1/15/2031	50	48
	Brixmor Operating Partnership LP	2.250%	4/1/2028	240	231
	Brixmor Operating Partnership LP	4.125%	5/15/2029	941	927
	Camden Property Trust	3.150%	7/1/2029	500	480
	COPT Defense Properties LP	2.000%	1/15/2029	637	596
	COPT Defense Properties LP	4.500%	10/15/2030	824	812
	Crown Castle Inc.	3.650%	9/1/2027	48	48
	Crown Castle Inc.	5.000%	1/11/2028	1,950	1,961
	Crown Castle Inc.	3.800%	2/15/2028	330	326
	Crown Castle Inc.	4.900%	9/1/2029	350	351
	Crown Castle Inc.	3.100%	11/15/2029	716	678
	Crown Castle Inc.	3.300%	7/1/2030	1,660	1,564
	CubeSmart LP	2.250%	12/15/2028	1,599	1,510
	CubeSmart LP	4.375%	2/15/2029	854	847
[12]	Deutsche EuroShop AG	4.500%	10/15/2030	200	231
	Digital Realty Trust LP	5.550%	1/15/2028	4,750	4,817
	Digital Realty Trust LP	4.450%	7/15/2028	175	174
	Digital Realty Trust LP	3.600%	7/1/2029	1,717	1,664
	DOC DR LLC	3.950%	1/15/2028	271	268
[12]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	500	582
	Equinix Asia Financing Corp. Pte Ltd.	4.400%	3/15/2031	2,010	1,965
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	5,290	5,228
	Equinix Inc.	1.800%	7/15/2027	650	632
	Equinix Inc.	2.000%	5/15/2028	400	382
	Equinix Inc.	3.200%	11/18/2029	914	870
	Equinix Inc.	2.150%	7/15/2030	2,550	2,299
	ERP Operating LP	3.000%	7/1/2029	160	153
	ERP Operating LP	2.500%	2/15/2030	314	291
	Essex Portfolio LP	1.700%	3/1/2028	300	287
	Essex Portfolio LP	3.000%	1/15/2030	420	396
	Essex Portfolio LP	2.550%	6/15/2031	190	171
	Extra Space Storage LP	5.700%	4/1/2028	1,880	1,912
	Extra Space Storage LP	4.000%	6/15/2029	240	235
27

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Extra Space Storage LP	5.500%	7/1/2030	1,169	1,196
	Extra Space Storage LP	5.900%	1/15/2031	680	705
	Federal Realty OP LP	3.250%	7/15/2027	323	319
	Federal Realty OP LP	3.200%	6/15/2029	430	412
	Federal Realty OP LP	3.500%	6/1/2030	250	239
[13]	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/2028	670	428
	Healthcare Realty Holdings LP	3.750%	7/1/2027	695	690
	Healthcare Realty Holdings LP	3.100%	2/15/2030	600	565
	Healthpeak OP LLC	2.125%	12/1/2028	200	188
	Healthpeak OP LLC	3.500%	7/15/2029	847	818
	Healthpeak OP LLC	3.000%	1/15/2030	620	584
	Highwoods Realty LP	4.125%	3/15/2028	1,140	1,123
	Highwoods Realty LP	4.200%	4/15/2029	1,036	1,013
	Highwoods Realty LP	3.050%	2/15/2030	887	826
	Host Hotels & Resorts LP	4.250%	12/15/2028	285	282
	Host Hotels & Resorts LP	3.375%	12/15/2029	130	124
	Hudson Pacific Properties LP	3.950%	11/1/2027	55	54
	Hudson Pacific Properties LP	5.950%	2/15/2028	100	99
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	262	248
[12]	IWG US Finance LLC	6.500%	6/28/2030	1,000	1,232
	Kilroy Realty LP	4.750%	12/15/2028	1,374	1,364
	Kilroy Realty LP	4.250%	8/15/2029	316	307
	Kilroy Realty LP	3.050%	2/15/2030	658	607
	Kimco Realty OP LLC	2.700%	10/1/2030	526	488
	Mid-America Apartments LP	3.950%	3/15/2029	716	704
	Mid-America Apartments LP	2.750%	3/15/2030	211	198
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	140	96
[5,12]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	100	115
[5]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	15	15
	NNN REIT Inc.	4.300%	10/15/2028	60	60
	NNN REIT Inc.	2.500%	4/15/2030	820	757
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	380	380
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,559	1,495
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	452	454
	Piedmont Operating Partnership LP	6.875%	7/15/2029	590	616
[12]	PPI Public Property Invest AB	3.875%	10/16/2031	100	113
	Prologis LP	3.875%	9/15/2028	13	13
	Prologis LP	2.250%	4/15/2030	450	413
	Prologis LP	4.250%	6/15/2031	580	569
[12]	Public Property Invest A/S	4.625%	3/12/2030	800	940
	Realty Income Corp.	3.650%	1/15/2028	2,250	2,222
	Realty Income Corp.	4.750%	2/15/2029	2,160	2,170
	Realty Income Corp.	4.000%	7/15/2029	380	373
	Realty Income Corp.	3.400%	1/15/2030	140	134
	Rexford Industrial Realty LP	5.000%	6/15/2028	1,025	1,030
	Sabra Health Care LP	3.900%	10/15/2029	1,103	1,069
	SBA Communications Corp.	3.875%	2/15/2027	220	219
[13]	Scentre Group Trust 1 / Scentre Group Trust 2	6.500%	5/1/2031	500	360
	Service Properties Trust	3.950%	1/15/2028	95	92
[5]	Service Properties Trust	0.000%	9/30/2028	200	186
	Simon Property Group LP	4.300%	1/15/2031	1,120	1,101
	Store Capital LLC	4.500%	3/15/2028	180	179
	Sun Communities Operating LP	2.300%	11/1/2028	100	95
	UDR Inc.	3.200%	1/15/2030	200	190
	Ventas Realty LP	4.400%	1/15/2029	200	199
	Ventas Realty LP	3.000%	1/15/2030	200	189
	Ventas Realty LP	4.750%	11/15/2030	1,500	1,494
	Welltower OP LLC	2.050%	1/15/2029	1,390	1,308
	Welltower OP LLC	4.125%	3/15/2029	638	631
	Welltower OP LLC	4.500%	7/1/2030	3,150	3,134
	Weyerhaeuser Co.	6.950%	10/1/2027	151	155
[5]	XHR LP	4.875%	6/1/2029	20	20
					80,479
Technology (6.2%)
	Applied Materials Inc.	4.800%	6/15/2029	557	563
	Broadcom Inc.	1.950%	2/15/2028	702	675
	Broadcom Inc.	4.750%	4/15/2029	890	895
	Broadcom Inc.	4.350%	2/15/2030	2,698	2,671
	Broadcom Inc.	5.000%	4/15/2030	3,320	3,357
28

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.200%	10/15/2030	2,197	2,155
	Broadcom Inc.	4.300%	1/15/2031	1,580	1,554
	Cadence Design Systems Inc.	4.300%	9/10/2029	1,020	1,012
[5]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	120	63
[5]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	15	8
[5]	Cloud Software Group Inc.	6.500%	3/31/2029	231	224
[5]	Cloud Software Group Inc.	9.000%	9/30/2029	105	102
	Concentrix Corp.	6.500%	3/1/2029	2,273	2,193
	Cotiviti Corp.	7.625%	5/1/2031	130	121
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	310	315
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	3,245	3,280
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	1,560	1,565
	Dell International LLC / EMC Corp.	4.150%	2/15/2029	1,977	1,954
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	2,480	2,521
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	2,787	2,750
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	2,740	2,764
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	2,682	2,646
	Dell International LLC / EMC Corp.	4.750%	7/15/2031	907	902
	DXC Technology Co.	2.375%	9/15/2028	822	775
[5]	Ellucian Holdings Inc.	6.500%	12/1/2029	60	58
[5]	Foundry JV Holdco LLC	5.900%	1/25/2030	660	681
[5]	Foundry JV Holdco LLC	5.500%	1/25/2031	5,300	5,421
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	6,192	6,498
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	3,391	3,372
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	1,737	1,733
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	2,762	2,734
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	4,437	4,412
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	1,149	1,127
	HP Inc.	4.750%	1/15/2028	13	13
[5]	Ingram Micro Inc.	4.750%	5/15/2029	255	250
	Intel Corp.	3.750%	8/5/2027	4,460	4,426
	Intel Corp.	2.450%	11/15/2029	7,283	6,776
	Intel Corp.	5.125%	2/10/2030	2,970	3,005
	Intel Corp.	3.900%	3/25/2030	1,443	1,401
	Intel Corp.	5.000%	2/21/2031	3,000	3,022
	Intel Corp.	4.650%	6/1/2031	3,533	3,498
	International Business Machines Corp.	4.000%	2/3/2029	476	470
	International Business Machines Corp.	3.500%	5/15/2029	1,370	1,331
	International Business Machines Corp.	4.300%	2/3/2031	1,495	1,470
	Intuit Inc.	4.950%	6/15/2031	800	800
	Jabil Inc.	4.200%	2/1/2029	800	788
[5]	Kioxia Holdings Corp.	6.250%	7/24/2030	50	52
	Leidos Inc.	4.100%	3/15/2029	2,380	2,341
	Leidos Inc.	4.375%	5/15/2030	220	216
	Microchip Technology Inc.	4.900%	3/15/2028	2,336	2,347
	Microchip Technology Inc.	5.050%	2/15/2030	1,782	1,789
	Motorola Solutions Inc.	5.000%	4/15/2029	2,750	2,779
	Motorola Solutions Inc.	4.850%	8/15/2030	2,300	2,305
	NVIDIA Corp.	4.250%	6/15/2028	6,120	6,108
	NVIDIA Corp.	4.350%	6/15/2029	7,150	7,128
	NVIDIA Corp.	4.500%	6/15/2031	6,140	6,119
	NXP BV / NXP Funding LLC	5.550%	12/1/2028	29	30
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	8/19/2028	1,066	1,058
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	535	529
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	960	914
	Oracle Corp.	3.250%	11/15/2027	1,150	1,127
	Oracle Corp.	2.300%	3/25/2028	450	431
	Oracle Corp.	4.500%	5/6/2028	1,501	1,491
	Oracle Corp.	4.800%	8/3/2028	3,144	3,138
	Oracle Corp.	4.550%	2/4/2029	4,674	4,609
	Oracle Corp.	4.200%	9/27/2029	7,002	6,809
	Oracle Corp.	2.950%	4/1/2030	3,000	2,762
	Oracle Corp.	4.450%	9/26/2030	2,547	2,459
	Oracle Corp.	4.950%	2/4/2031	5,222	5,115
[5]	Rocket Software Inc.	9.000%	11/28/2028	75	74
	Roper Technologies Inc.	4.250%	9/15/2028	961	953
	Roper Technologies Inc.	4.450%	9/15/2030	1,273	1,256
	Salesforce Inc.	4.500%	3/15/2028	7,000	6,993
	Salesforce Inc.	4.650%	3/15/2029	10,000	9,996
	ServiceNow Inc.	4.250%	5/15/2028	322	321
29

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ServiceNow Inc.	4.700%	8/15/2031	483	481
[5]	SS&C Technologies Inc.	5.500%	9/30/2027	410	410
[5]	SS&C Technologies Inc.	6.500%	6/1/2032	50	50
	Synopsys Inc.	4.650%	4/1/2028	1,160	1,162
	Synopsys Inc.	4.850%	4/1/2030	2,790	2,795
	Teledyne Technologies Inc.	2.250%	4/1/2028	677	651
[12]	Teleperformance SE	4.250%	1/21/2030	300	345
[5]	UKG Inc.	6.875%	2/1/2031	300	291
	VMware LLC	1.800%	8/15/2028	2,767	2,617
	VMware LLC	4.700%	5/15/2030	2,387	2,390
					180,792
Utilities (6.8%)
	AEP Texas Inc.	5.450%	5/15/2029	1,560	1,590
	AES Corp.	5.450%	6/1/2028	555	561
	AES Corp.	2.450%	1/15/2031	460	411
	Alabama Power Co.	4.300%	3/15/2031	2,280	2,242
	Ameren Corp.	1.750%	3/15/2028	690	658
	Ameren Corp.	5.000%	1/15/2029	6,980	7,038
	American Electric Power Co. Inc.	5.750%	11/1/2027	916	930
	American Electric Power Co. Inc.	5.200%	1/15/2029	4,130	4,192
	American Electric Power Co. Inc.	5.800%	3/15/2056	920	915
	American Water Capital Corp.	4.625%	6/1/2029	1,000	1,001
	Arizona Public Service Co.	2.600%	8/15/2029	720	677
	Atmos Energy Corp.	1.500%	1/15/2031	3,000	2,619
[13]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	740	502
[13]	AusNet Services Holdings Pty Ltd.	2.600%	7/31/2029	260	166
[13]	AusNet Services Holdings Pty Ltd.	6.187%	2/12/2055	450	311
[12]	Bulgarian Energy Holding EAD	4.250%	6/19/2030	1,345	1,525
[5]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	70	70
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	740	750
	CenterPoint Energy Inc.	5.400%	6/1/2029	2,863	2,924
	CenterPoint Energy Inc.	2.950%	3/1/2030	437	411
[5]	Chpe LLC	4.875%	6/30/2031	1,290	1,288
[5]	Clearway Energy Operating LLC	4.750%	3/15/2028	230	228
	Comision Federal de Electricidad	5.700%	1/24/2030	1,512	1,514
	Commonwealth Edison Co.	4.550%	6/1/2031	1,000	994
	Constellation Energy Generation LLC	3.900%	1/8/2028	1,090	1,081
	Constellation Energy Generation LLC	4.550%	6/1/2029	1,990	1,983
	Constellation Energy Generation LLC	4.400%	1/15/2031	990	973
	Consumers Energy Co.	4.900%	2/15/2029	2,750	2,780
	Consumers Energy Co.	4.600%	5/30/2029	1,103	1,107
	Dominion Energy Inc.	4.600%	5/15/2028	4,480	4,482
	Dominion Energy Inc.	4.250%	6/1/2028	64	64
	Dominion Energy Inc.	3.375%	4/1/2030	1,620	1,547
	Dominion Energy Inc.	5.000%	6/15/2030	230	232
	Dominion Energy Inc.	6.000%	2/15/2056	2,350	2,358
	Dominion Energy Inc.	6.150%	12/15/2056	1,240	1,244
	DTE Electric Co.	2.250%	3/1/2030	570	526
	DTE Energy Co.	4.950%	7/1/2027	1,480	1,487
	DTE Energy Co.	4.875%	6/1/2028	2,410	2,421
	DTE Energy Co.	5.100%	3/1/2029	2,660	2,690
	DTE Energy Co.	3.400%	6/15/2029	905	874
	DTE Energy Co.	2.950%	3/1/2030	1,710	1,609
	Duke Energy Carolinas LLC	6.000%	12/1/2028	8	8
	Duke Energy Corp.	5.000%	12/8/2027	700	706
	Duke Energy Corp.	4.300%	3/15/2028	775	772
	Duke Energy Corp.	3.400%	6/15/2029	530	512
	Edison International	5.000%	5/5/2028	560	561
[5]	Electricite de France SA	5.700%	5/23/2028	310	316
[5]	Electricite de France SA	4.500%	9/21/2028	200	199
[5]	ENEL Finance International NV	4.125%	9/30/2028	1,060	1,047
	Entergy Corp.	1.900%	6/15/2028	430	408
	Entergy Corp.	2.800%	6/15/2030	1,250	1,161
[12]	EPH Financing International A/S	6.651%	11/13/2028	679	822
[15]	Eskom Holdings	4.314%	7/23/2027	1,500	1,484
	Essential Utilities Inc.	4.800%	8/15/2027	770	772
	Evergy Inc.	4.250%	3/15/2029	970	959
[5]	Evergy Missouri West Inc.	4.700%	5/21/2029	500	500
	Eversource Energy	4.600%	7/1/2027	1,100	1,101
30

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.450%	3/1/2028	1,670	1,690
	Exelon Corp.	5.150%	3/15/2028	3,030	3,058
	Exelon Corp.	5.150%	3/15/2029	940	952
	Exelon Corp.	4.050%	4/15/2030	2,550	2,489
	Exelon Corp.	5.125%	3/15/2031	1,500	1,519
	FirstEnergy Corp.	3.900%	7/15/2027	615	611
	FirstEnergy Corp.	2.650%	3/1/2030	2,940	2,720
	FirstEnergy Corp.	2.250%	9/1/2030	822	740
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	540	545
[5]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	1,230	1,219
[5]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	1,220	1,212
[5]	FirstEnergy Transmission LLC	2.866%	9/15/2028	2,515	2,415
	FirstEnergy Transmission LLC	4.550%	1/15/2030	610	605
	Hydro One Inc.	4.750%	5/30/2031	950	952
[12]	Iberdrola Finanzas SA	1.575%	Perpetual	200	223
[5]	ITC Holdings Corp.	4.950%	9/22/2027	765	767
	ITC Holdings Corp.	3.350%	11/15/2027	886	872
	Jersey Central Power & Light Co.	4.150%	1/15/2029	1,657	1,635
	Jersey Central Power & Light Co.	4.400%	1/15/2031	1,430	1,406
[5]	Liberty Utilities Co.	5.100%	5/15/2031	1,200	1,197
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	350	347
[5]	Monongahela Power Co.	4.450%	8/15/2029	530	527
	National Fuel Gas Co.	5.500%	3/15/2030	1,390	1,415
	National Grid plc	5.602%	6/12/2028	1,020	1,038
	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	2,500	2,480
[13]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	1,270	830
	Nevada Power Co.	6.250%	5/15/2055	160	160
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	890	891
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	1,790	1,794
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	1,260	1,267
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	1,380	1,259
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	930	947
	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	1,930	1,929
	NiSource Inc.	5.250%	3/30/2028	1,630	1,648
	NiSource Inc.	5.200%	7/1/2029	3,315	3,365
	NiSource Inc.	3.600%	5/1/2030	250	240
	NiSource Inc.	4.750%	5/18/2031	710	707
[5]	NRG Energy Inc.	5.750%	7/15/2029	455	455
	NSTAR Electric Co.	4.650%	5/15/2031	1,250	1,248
	OGE Energy Corp.	5.450%	5/15/2029	500	509
[5]	Ohio Edison Co.	4.950%	12/15/2029	2,250	2,264
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	320	305
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	960	913
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	1,790	1,784
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	800	801
	Pacific Gas & Electric Co.	2.100%	8/1/2027	586	570
	Pacific Gas & Electric Co.	6.100%	1/15/2029	1,270	1,308
	Pacific Gas & Electric Co.	5.550%	5/15/2029	4,840	4,938
	Pacific Gas & Electric Co.	4.550%	7/1/2030	310	305
[5]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	260	255
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	1,001	995
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	485	487
	PG&E Recovery Funding LLC	5.045%	7/15/2034	619	631
	Pinnacle West Capital Corp.	4.900%	5/15/2028	650	652
	Pinnacle West Capital Corp.	4.650%	6/1/2029	990	990
	Pinnacle West Capital Corp.	5.150%	5/15/2030	680	689
	PPL Capital Funding Inc.	4.125%	4/15/2030	1,400	1,369
[5]	PSEG Power LLC	5.200%	5/15/2030	1,525	1,541
	Public Service Co. of Colorado	4.150%	3/13/2029	1,170	1,159
	Public Service Electric & Gas Co.	2.450%	1/15/2030	220	205
	Public Service Electric & Gas Co.	4.200%	1/1/2031	740	727
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	5,440	5,537
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	2,740	2,810
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,400	1,418
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	1,250	1,259
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	2,340	2,062
	Public Service Enterprise Group Inc.	4.800%	6/15/2031	1,240	1,237
[5]	Rayburn Country Securitization LLC	2.307%	12/1/2032	173	164
	Sempra	6.625%	4/1/2055	546	552
	Southern California Edison Co.	5.300%	3/1/2028	760	767
31

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.650%	10/1/2028	830	845
	Southern California Edison Co.	4.950%	9/15/2031	1,000	998
	Southern Co.	5.113%	8/1/2027	2,425	2,439
	Southern Co.	1.750%	3/15/2028	30	29
	Southern Co.	4.850%	6/15/2028	4,560	4,585
	Southern Co.	3.700%	4/30/2030	590	570
	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	970	960
	Southern Co. Gas Capital Corp.	6.050%	9/15/2056	990	992
	Southern Power Co.	4.800%	6/15/2031	1,740	1,735
	Southwestern Electric Power Co.	4.100%	9/15/2028	410	405
[9]	SW Finance I plc	2.375%	5/28/2028	295	368
[9]	SW Finance I plc	7.750%	10/31/2031	1,200	1,649
[5]	Talen Energy Supply LLC	6.125%	5/1/2031	135	135
	Tampa Electric Co.	4.900%	3/1/2029	1,170	1,178
	Union Electric Co.	2.950%	3/15/2030	260	246
[13]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	600	394
[5]	Vistra Operations Co. LLC	4.300%	10/15/2028	770	761
[5]	Vistra Operations Co. LLC	4.550%	10/30/2028	1,817	1,806
[5]	Vistra Operations Co. LLC	4.600%	10/15/2030	700	688
[5]	Vistra Operations Co. LLC	5.000%	4/30/2031	2,270	2,253
	WEC Energy Group Inc.	5.150%	10/1/2027	1,045	1,052
	WEC Energy Group Inc.	1.375%	10/15/2027	810	779
	WEC Energy Group Inc.	4.750%	1/15/2028	2,360	2,366
	WEC Energy Group Inc.	2.200%	12/15/2028	2,750	2,600
	Wisconsin Electric Power Co.	3.950%	3/1/2029	680	671
	Wisconsin Electric Power Co.	4.150%	10/15/2030	1,150	1,128
	Wisconsin Public Service Corp.	4.250%	1/15/2031	1,130	1,113
	Xcel Energy Inc.	4.000%	6/15/2028	1,320	1,305
	Xcel Energy Inc.	2.600%	12/1/2029	200	187
[5]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	170	168
[5]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	35	36
[5]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	20	21
[9]	Yorkshire Water Finance plc	1.750%	11/26/2026	600	786
					196,128
Total Corporate Bonds (Cost $2,313,322)					2,313,972
Floating Rate Loan Interests (0.3%)
[7]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	5.418%	9/20/2030	90	89
[7,16]	ADI Global Distribution Funding LLC	—%	6/17/2033	5	5
[7]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.425%	5/28/2032	38	38
[7]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	132	132
[7,16]	American Airlines, Inc.	—%	2/15/2028	40	39
[7]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.913%	9/19/2030	79	78
[7]	Asurion LLC Term Loan B-14, TSFR3M + 3.750%	7.413%	2/23/2033	73	69
[7]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	6.894%	2/16/2032	104	103
[7]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.144%	1/27/2032	162	162
[7,12,16]	BASF Coatings EUR Term Loan B	—%	5/6/2033	50	57
[7,16]	BASF Coatings USD Term Loan B	—%	5/6/2033	10	10
[7]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.394%	1/15/2031	487	488
[7,12,16]	Beach Acquisition Bidco LLC	—%	9/12/2032	836	957
[7]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.394%	9/12/2032	55	55
[7]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	241	241
[7]	Betclic Everest Group Term Loan B, TSFR3M + 2.750%	6.482%	12/10/2031	10	10
[7,12,16]	Boluda Towage, S.L. EUR Term Loan B	—%	6/30/2033	20	23
[7,16]	Boluda Towage, S.L. USD Term Loan B	—%	6/30/2033	10	10
[7]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	35	35
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.144%	5/6/2030	93	93
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.144%	1/28/2032	458	458
[7,16]	Core & Main LP	5.520%	7/1/2033	45	45
[7]	Discovery Global Holdings Inc. Term Loan B, TSFR1M + 2.500%	6.144%	6/3/2033	83	83
[7,12,16]	Electronic Arts Inc. EUR Term Loan B	—%	3/24/2033	50	57
[7,16]	Electronic Arts Inc. USD Term Loan B	—%	3/24/2033	70	70
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.394%	4/23/2031	302	301
[7]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.982%	8/15/2030	118	118
[7,16]	Glatfelter Corp.	—%	11/4/2031	5	5
[7]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.894%	1/26/2033	15	15
[7]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 3.000%	6.414%	9/13/2032	140	140
[7]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	205	200
[7]	Lavender Dutch BorrowerCo BV Term Loan, TSFR3M + 3.250%	6.982%	12/30/2032	144	143
32

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.177%	5/19/2031	147	145
[7,12,16]	LSF12 Pillar Investments Sarl	—%	4/30/2033	60	69
[7]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.644%	3/1/2029	108	95
[7]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	8	8
[7]	Nexstar Broadcasting Inc. Term Loan B-7, TSFR1M + 2.750%	6.394%	3/18/2033	118	116
[7]	Opal Bidco SAS Term Loan B, TSFR3M + 2.500%	6.232%	4/28/2032	167	167
[7]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.169%	10/8/2032	200	199
[7]	Pioneer Opco LLC Term Loan B, TSFR1M + 3.250%	6.894%	5/16/2033	10	10
[7]	Prestige Brands Inc. Term Loan B, TSFR1M + 2.000%	5.621%	6/13/2033	14	14
[7,16]	QXO Inc	—%	4/30/2032	115	115
[7]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.394%	11/28/2028	5	5
[7]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.630%	7/9/2032	274	274
[7]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	5.482%	11/5/2028	380	381
[7,16]	Stonepeak Motion Finco LLC	—%	6/24/2033	115	115
[7]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.442%	4/30/2030	40	40
[7]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.377%	4/30/2030	124	124
[7]	TKO Worldwide Holdings LLC Term Loan B, TSFR3M + 1.750%	5.412%	11/21/2031	35	35
[7]	TransDigm Inc. Term Loan J, TSFR1M + 2.500%	6.144%	2/28/2031	40	40
[7]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.144%	1/19/2032	15	15
[7]	TransDigm Inc. Term Loan M, TSFR1M + 2.500%	6.144%	8/19/2032	438	438
[7]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.144%	2/13/2033	20	20
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	444	430
[7]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.232%	1/30/2031	25	25
[7]	Worthington Steel Inc. Term Loan B, TSFR1M + 4.000%	7.621%	6/1/2033	95	95
Total Floating Rate Loan Interests (Cost $7,365)					7,304
Sovereign Bonds (3.4%)
	Baiterek National Investment Holding JSC	5.450%	5/8/2028	1,000	1,009
[5]	Banco Nacional de Comercio Exterior SNC	6.000%	5/14/2036	1,900	1,878
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	230	229
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	50	49
	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	1,000	969
	Dominican Republic	6.000%	7/19/2028	209	212
	Dominican Republic	5.500%	2/22/2029	1,003	1,004
	Dominican Republic	4.500%	1/30/2030	899	868
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	10,670	10,698
	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	1,128	1,143
	Kingdom of Jordan	7.500%	1/13/2029	1,130	1,182
	Kingdom of Morocco	2.375%	12/15/2027	905	873
	Kingdom of Morocco	5.950%	3/8/2028	980	996
[5,12]	Kingdom of Morocco	4.750%	5/26/2034	3,021	3,521
	Korea Electric Power Corp.	5.375%	7/31/2026	1,480	1,481
	Korea National Oil Corp.	4.125%	9/30/2027	1,291	1,285
	KSA Sukuk Ltd.	5.250%	6/4/2027	1,655	1,665
	KSA Sukuk Ltd.	4.303%	1/19/2029	200	198
[17]	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	600	610
[17]	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/2028	413	426
	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	1,008	1,015
	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	316	312
	Republic of Argentina	1.000%	7/9/2029	2,319	2,114
[18]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	649	575
[12]	Republic of Chile	0.100%	1/26/2027	120	135
	Republic of Chile	2.750%	1/31/2027	333	329
	Republic of Chile	4.850%	1/22/2029	831	837
	Republic of Chile	4.350%	4/13/2031	230	226
[12]	Republic of Chile	3.875%	7/9/2031	276	321
	Republic of Hungary	6.125%	5/22/2028	3,119	3,195
	Republic of Hungary	5.375%	9/26/2030	500	508
	Republic of Hungary	2.125%	9/22/2031	1,420	1,234
	Republic of Indonesia	5.030%	5/29/2031	8,600	8,642
[12]	Republic of Korea	0.000%	10/15/2026	257	291
[3]	Republic of Paraguay	4.950%	4/28/2031	319	319
	Republic of Peru	2.844%	6/20/2030	539	506
	Republic of Peru	2.783%	1/23/2031	4,276	3,936
	Republic of Poland	4.875%	2/12/2030	1,774	1,793
[12]	Republic of Serbia	1.000%	9/23/2028	200	215
[12]	Republic of Serbia	1.500%	6/26/2029	1,918	2,037
	Republic of Serbia	2.125%	12/1/2030	708	618
	Republic of South Africa	4.850%	9/30/2029	304	301
	Republic of Turkiye	9.875%	1/15/2028	1,749	1,856
33

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Turkiye	5.125%	2/17/2028	938	930
	Republic of Turkiye	6.375%	5/22/2031	1,370	1,367
[12]	Republic of Uzbekistan	5.375%	5/29/2027	955	1,105
	Republic of Uzbekistan	7.850%	10/12/2028	1,405	1,486
[5,12]	Republic of Uzbekistan	5.100%	2/25/2029	461	539
[12]	Republic of Uzbekistan	5.100%	2/25/2029	2,015	2,356
[18]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	299	295
[12]	Romania	5.250%	5/30/2032	653	759
	State of Israel	5.375%	3/12/2029	2,049	2,069
	State of Israel	2.500%	1/15/2030	1,500	1,379
	State of Israel	5.375%	2/19/2030	1,740	1,761
	State of Israel	4.500%	1/13/2031	1,336	1,306
	Sultanate of Oman	5.625%	1/17/2028	878	888
	Sultanate of Oman	6.000%	8/1/2029	450	464
[12]	United Mexican States	3.500%	9/19/2029	2,070	2,345
	United Mexican States	6.000%	5/13/2030	1,484	1,526
	United Mexican States	4.750%	3/22/2031	3,861	3,773
	United Mexican States	2.659%	5/24/2031	2,763	2,444
	United Mexican States	4.750%	4/27/2032	2,382	2,289
	United Mexican States	5.850%	7/2/2032	6,699	6,771
Total Sovereign Bonds (Cost $97,324)					97,463
Taxable Municipal Bonds (0.0%)
[19]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	315	327
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	95	93
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	815	795
Total Taxable Municipal Bonds (Cost $1,230)					1,215
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[20]	Vanguard Market Liquidity Fund (Cost $9,402)	3.682%		94,031	9,402
Total Investments (99.3%) (Cost $2,885,844)					2,884,298
Other Assets and Liabilities—Net (0.7%)					21,101
Net Assets (100%)					2,905,399
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $6,815 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $844 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $408,472, representing 14.1% of net assets.

6	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2026.
7
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Security value determined using significant unobservable inputs.
9	Face amount denominated in British pounds.
10	Face amount denominated in Canadian dollars.
11	Payment-in-kind (PIK) security which may pay interest as additional principal.
12	Face amount denominated in euro.
13	Face amount denominated in Australian dollars.
14	Non-income-producing security—security in default.
15	Guaranteed by the Republic of South Africa.
16	Represents an unsettled loan as of June 30, 2026. The coupon rate is not known until the settlement date.
17	Guaranteed by the Republic of Hungary.
18	Step bond.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
ABS—Asset-Backed Security.
ARM—Adjustable Rate Mortgage.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
EUR—euro.
REIT—Real Estate Investment Trust.
34

Short-Term Investment-Grade Portfolio
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Prestige Brands Inc.	1	1	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	104	21,438	34
5-Year U.S. Treasury Note	September 2026	920	98,483	(49)
				(15)

Short Futures Contracts
5-Year Canadian Government Bond	September 2026	(26)	(2,073)	(17)
10-Year Japanese Government Bond	September 2026	(5)	(3,929)	(12)
10-Year U.S. Treasury Note	September 2026	(138)	(15,165)	(92)
AUD 3-Year Treasury Bond	September 2026	(45)	(3,259)	(11)
Euro-Bobl	September 2026	(107)	(14,106)	(94)
Euro-Bund	September 2026	(20)	(2,910)	(37)
Euro-Schatz	September 2026	(33)	(3,995)	(11)
Long Gilt	September 2026	(14)	(1,657)	(27)
Long U.S. Treasury Bond	September 2026	(13)	(1,476)	(20)
Ultra 10-Year U.S. Treasury Note	September 2026	(23)	(2,587)	(12)
				(333)
				(348)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	AUD	589	USD	407	—	—
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	1,919	USD	2,186	13	—
State Street Bank & Trust Co.	9/16/2026	EUR	858	USD	987	—	(3)
HSBC Bank plc	9/16/2026	EUR	283	USD	329	—	(5)
Wells Fargo Bank N.A.	9/16/2026	GBP	820	USD	1,079	9	—
Wells Fargo Bank N.A.	9/16/2026	JPY	5,336	USD	34	—	(1)
State Street Bank & Trust Co.	9/16/2026	USD	11,701	AUD	16,697	157	—
Royal Bank of Canada	9/16/2026	USD	641	AUD	929	—	(1)
Toronto-Dominion Bank	9/16/2026	USD	313	AUD	445	6	—
State Street Bank & Trust Co.	9/16/2026	USD	1,924	CAD	2,682	25	—
Toronto-Dominion Bank	9/16/2026	USD	3	CAD	4	—	—
State Street Bank & Trust Co.	9/16/2026	USD	3	CAD	4	—	—
35

Short-Term Investment-Grade Portfolio
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	USD	2	CAD	4	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	36,122	EUR	31,191	367	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	307	EUR	269	—	(1)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	195	EUR	168	2	—
State Street Bank & Trust Co.	9/16/2026	USD	8,604	GBP	6,423	84	—
Wells Fargo Bank N.A.	9/16/2026	USD	174	GBP	132	—	(1)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	161	GBP	120	1	—
						664	(12)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V2	6/21/2031	USD	11,142	5.000	913	393
CDX-NA-IG-S46-V1	6/21/2031	USD	59,922	1.000	1,330	297
General Motors Co.	6/21/2031	USD	450	5.000	81	10
Republic of Chile	6/21/2031	USD	94	1.000	3	1
Republic of Indonesia	6/21/2031	USD	2,286	1.000	11	5
Republic of Peru	6/21/2031	USD	142	1.000	3	—
Republic of Philippines	6/21/2031	USD	8,655	1.000	146	55
					2,487	761

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,876,442)	2,874,896
Affiliated Issuers (Cost $9,402)	9,402
Total Investments in Securities	2,884,298
Investment in Vanguard	62
Foreign Currency, at Value (Cost $573)	572
Receivables for Investment Securities Sold	297
Receivables for Accrued Income	32,626
Receivables for Capital Shares Issued	2,543
Unrealized Appreciation—Floating Rate Loan Commitments	—
Variation Margin Receivable—Futures Contracts	22
Unrealized Appreciation—Forward Currency Contracts	664
Total Assets	2,921,084
Liabilities
Due to Custodian	113
Payables for Investment Securities Purchased	13,922
Payables for Capital Shares Redeemed	1,465
Payables to Vanguard	166
Unrealized Depreciation—Forward Currency Contracts	12
Variation Margin Payable—Centrally Cleared Swap Contracts	7
Total Liabilities	15,685
Net Assets	2,905,399
At June 30, 2026, net assets consisted of:

Paid-in Capital	2,954,514
Total Distributable Earnings (Loss)	(49,115)
Net Assets	2,905,399

Net Assets
Applicable to 282,352,555 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,905,399
Net Asset Value Per Share	$10.29

See accompanying Notes, which are an integral part of the Financial Statements.
37

Short-Term Investment-Grade Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	62,803
Total Income	62,803
Expenses
The Vanguard Group—Note C
Investment Advisory Services	205
Management and Administrative	1,483
Marketing and Distribution	108
Custodian Fees	40
Shareholders’ Reports and Proxy Fees	21
Trustees’ Fees and Expenses	1
Other Expenses	10
Total Expenses	1,868
Net Investment Income	60,935
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,828
Futures Contracts	(824)
Options Purchased	50
Options Written	134
Swap Contracts	(90)
Forward Currency Contracts	(2)
Foreign Currencies	(10)
Realized Net Gain (Loss)	3,086
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(39,570)
Futures Contracts	(441)
Options Purchased	29
Options Written	(20)
Swap Contracts	716
Forward Currency Contracts	1,058
Foreign Currencies	3
Change in Unrealized Appreciation (Depreciation)	(38,225)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,796

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $378, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Short-Term Investment-Grade Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,935	113,222
Realized Net Gain (Loss)	3,086	2,859
Change in Unrealized Appreciation (Depreciation)	(38,225)	49,086
Net Increase (Decrease) in Net Assets Resulting from Operations	25,796	165,167
Distributions
Total Distributions	(116,207)	(101,121)
Capital Share Transactions
Issued	540,195	652,435
Issued in Lieu of Cash Distributions	116,207	101,121
Redeemed	(227,748)	(615,487)
Net Increase (Decrease) from Capital Share Transactions	428,654	138,069
Total Increase (Decrease)	338,243	202,115
Net Assets
Beginning of Period	2,567,156	2,365,041
End of Period	2,905,399	2,567,156

See accompanying Notes, which are an integral part of the Financial Statements.
39

Short-Term Investment-Grade Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.67	$10.42	$10.31	$9.92	$10.78	$11.12
Investment Operations
Net Investment Income[1]	.237	.473	.436	.342	.202	.166
Net Realized and Unrealized Gain (Loss) on Investments	(.139)	.220	.053	.259	(.815)	(.216)
Total from Investment Operations	.098	.693	.489	.601	(.613)	(.050)
Distributions
Dividends from Net Investment Income	(.478)	(.443)	(.379)	(.211)	(.167)	(.233)
Distributions from Realized Capital Gains	—	—	—	—	(.080)	(.057)
Total Distributions	(.478)	(.443)	(.379)	(.211)	(.247)	(.290)
Net Asset Value, End of Period	$10.29	$10.67	$10.42	$10.31	$9.92	$10.78
Total Return	0.97%	6.85%	4.89%	6.16%	-5.72%	-0.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,905	$2,567	$2,365	$2,180	$2,155	$2,288
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[2]	0.14%[2]	0.14%[2]	0.14%
Ratio of Net Investment Income to Average Net Assets	4.57%	4.53%	4.25%	3.43%	2.00%	1.52%
Portfolio Turnover Rate	41%	104%	72%[3]	99%[3]	86%[3]	78%[3]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 2%, 5%,10%, and 5%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Short-Term Investment-Grade Portfolio
Notes to Financial Statements
The Short-Term Investment-Grade Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Options: The portfolio invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended June 30, 2026, the portfolio’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The portfolio had no open options contracts on futures at June 30, 2026.
41

Short-Term Investment-Grade Portfolio
6. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended June 30, 2026, the portfolio’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The portfolio had no open swaption contracts at June 30, 2026.
7. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
42

Short-Term Investment-Grade Portfolio
During the six months ended June 30, 2026, the portfolio’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The portfolio enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The portfolio enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2026, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect
43

Short-Term Investment-Grade Portfolio
to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $62,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Short-Term Investment-Grade Portfolio
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	250,625	—	250,625
Asset-Backed/Commercial Mortgage-Backed Securities	—	201,615	2,702	204,317
Corporate Bonds	—	2,313,972	—	2,313,972
Floating Rate Loan Interests	—	7,304	—	7,304
Sovereign Bonds	—	97,463	—	97,463
Taxable Municipal Bonds	—	1,215	—	1,215
Temporary Cash Investments	9,402	—	—	9,402
Total	9,402	2,872,194	2,702	2,884,298

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—

Derivative Financial Instruments
Assets
Futures Contracts[1]	34	—	—	34
Forward Currency Contracts	—	664	—	664
Swap Contracts[1]	—	761	—	761
Total	34	1,425	—	1,459
Liabilities
Futures Contracts[1]	(382)	—	—	(382)
Forward Currency Contracts	—	(12)	—	(12)
Total	(382)	(12)	—	(394)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
At June 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	34	—	—	34
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	761	761
Unrealized Appreciation—Forward Currency Contracts	—	664	—	664
Total Assets	34	664	761	1,459

Unrealized Depreciation—Futures Contracts[1]	(382)	—	—	(382)
Unrealized Depreciation—Forward Currency Contracts	—	(12)	—	(12)
Total Liabilities	(382)	(12)	—	(394)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(824)	—	—	(824)
Options Purchased	(30)	—	80	50
Options Written	29	—	105	134
Swap Contracts	(1)	—	(89)	(90)
Forward Currency Contracts	—	(2)	—	(2)
Realized Net Gain (Loss) on Derivatives	(826)	(2)	96	(732)
45

Short-Term Investment-Grade Portfolio
Change in Unrealized Appreciation (Depreciation) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(441)	—	—	(441)
Options Purchased	29	—	—	29
Options Written	5	—	(25)	(20)
Swap Contracts	(8)	—	724	716
Forward Currency Contracts	—	1,058	—	1,058
Change in Unrealized Appreciation (Depreciation) on Derivatives	(415)	1,058	699	1,342
F.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,887,504
Gross Unrealized Appreciation	12,774
Gross Unrealized Depreciation	(14,915)
Net Unrealized Appreciation (Depreciation)	(2,141)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the portfolio had available capital losses totaling $100,734,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.
During the six months ended June 30, 2026, the portfolio purchased $1,006,434,000 of investment securities and sold $591,337,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $468,772,000 and $498,103,000, respectively.
H.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	52,137	62,417
Issued in Lieu of Cash Distributions	11,404	9,933
Redeemed	(21,757)	(58,695)
Net Increase (Decrease) in Shares Outstanding	41,784	13,655
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions
46

Short-Term Investment-Grade Portfolio
about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692ST 082026
47

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Small Company Growth Portfolio

Contents
Financial Statements	1

Small Company Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.5%)
Communication Services (1.9%)
*	DoubleVerify Holdings Inc.	325,564	3,529
*	Cargurus Inc.	91,659	3,125
*	Lumen Technologies Inc.	382,911	2,941
*	Trade Desk Inc. Class A	118,895	2,150
*	Magnite Inc.	107,760	2,045
*	Roku Inc.	12,945	1,788
	Cinemark Holdings Inc.	50,315	1,597
	Sirius XM Holdings Inc.	48,692	1,438
	Playtika Holding Corp.	385,208	1,433
	Nexstar Media Group Inc.	6,948	1,241
*	IMAX Corp.	29,650	1,182
*	Stubhub Holdings Inc. Class A	87,381	1,125
	Entravision Communications Corp. Class A	85,529	1,115
*	MNTN Inc. Class A	102,972	947
*	USA TODAY Co. Inc.	107,018	915
*	Bandwidth Inc. Class A	13,325	843
*	EverQuote Inc. Class A	32,793	780
*	Lionsgate Studios Corp.	47,972	734
*	Bumble Inc. Class A	196,501	629
*	iHeartMedia Inc. Class A	126,858	544
*	Yelp Inc.	21,268	522
*	ZipRecruiter Inc. Class A	105,011	394
*,1	fuboTV Inc. Class A	29,218	269
			31,286
Consumer Discretionary (8.8%)
	Travel & Leisure Co.	103,894	7,941
*	Frontdoor Inc.	100,385	7,789
*	Covista Inc.	56,562	7,051
*	Brinker International Inc.	40,069	6,732
*	SharkNinja Inc.	39,468	6,010
	Ralph Lauren Corp.	14,305	5,742
*	Dutch Bros Inc. Class A	79,800	5,730
*	Abercrombie & Fitch Co. Class A	59,718	5,375
	Tapestry Inc.	35,716	5,228
*	Life Time Group Holdings Inc.	113,309	4,628
	Hasbro Inc.	47,021	3,883
	Murphy USA Inc.	7,075	3,813
	Texas Roadhouse Inc.	19,655	3,798
*	Etsy Inc.	49,977	3,765
*	Cavco Industries Inc.	5,902	3,626
	Monarch Casino & Resort Inc.	26,144	3,441
*	Cava Group Inc.	41,864	3,286
*	Revolve Group Inc.	139,068	3,183
*	Victoria's Secret & Co.	34,044	2,842
*	Urban Outfitters Inc.	39,562	2,803
*	Laureate Education Inc.	73,156	2,657
	Phinia Inc.	31,921	2,629
*	Stride Inc.	30,026	2,589
*	Lindblad Expeditions Holdings Inc.	84,749	2,393
*	Boot Barn Holdings Inc.	13,150	2,160
*	Navan Inc. Class A	89,291	2,042
*	Planet Fitness Inc. Class A	32,824	1,712
*	Warby Parker Inc. Class A	55,329	1,679
*	Accel Entertainment Inc.	130,125	1,641
*	Green Brick Partners Inc.	20,038	1,604
	Dine Brands Global Inc.	43,291	1,554
	Installed Building Products Inc.	6,686	1,537
*	Sonos Inc.	112,732	1,525
*	Liberty Live Holdings Inc. Class C	13,898	1,468
1

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Crocs Inc.	12,072	1,456
	Red Rock Resorts Inc. Class A	21,629	1,407
*	BJ's Restaurants Inc.	22,395	1,360
*	Universal Technical Institute Inc.	29,494	1,261
	Bloomin' Brands Inc.	129,783	1,186
	Build-A-Bear Workshop Inc.	38,628	1,182
	Boyd Gaming Corp.	12,517	1,106
*	Shake Shack Inc. Class A	18,686	1,047
	Dana Inc.	38,131	1,038
*	American Public Education Inc.	18,172	976
	OneSpaWorld Holdings Ltd.	33,233	939
	Churchill Downs Inc.	10,073	903
	Visteon Corp.	8,950	888
	Toll Brothers Inc.	5,349	881
*	Gentherm Inc.	24,785	845
*	Stitch Fix Inc. Class A	193,530	795
*	Grand Canyon Education Inc.	5,385	771
	Carriage Services Inc.	19,007	729
*	ThredUP Inc. Class A	95,364	653
*	Deckers Outdoor Corp.	6,488	644
	RCI Hospitality Holdings Inc.	21,403	585
	Buckle Inc.	13,389	565
*	Champion Homes Inc.	5,262	464
*	Peloton Interactive Inc. Class A	72,671	430
	Arko Corp.	46,163	371
	Rocky Brands Inc.	8,796	363
*	Genesco Inc.	6,880	232
*	Rivian Automotive Inc. Class A	13,317	231
*	YETI Holdings Inc.	4,329	215
*	Bright Horizons Family Solutions Inc.	2,854	202
	Camping World Holdings Inc. Class A	26,063	199
	Upbound Group Inc.	9,145	194
*	National Vision Holdings Inc.	10,050	191
	Standard Motor Products Inc.	4,344	169
			148,334
Consumer Staples (1.2%)
	Coca-Cola Consolidated Inc.	32,691	6,241
	PriceSmart Inc.	25,047	4,893
	John B Sanfilippo & Son Inc.	22,247	1,913
	WD-40 Co.	6,267	1,527
	Interparfums Inc.	12,316	1,378
*	Celsius Holdings Inc.	34,876	1,021
	Natural Grocers by Vitamin Cottage Inc. Class C	30,736	953
*	United Natural Foods Inc.	17,042	778
*	Darling Ingredients Inc.	13,824	755
*	Simply Good Foods Co.	42,061	559
*	Nature's Sunshine Products Inc.	20,799	453
			20,471
Energy (3.5%)
	Permian Resources Corp. Class A	295,706	5,444
*	Oceaneering International Inc.	128,042	5,188
*	National Energy Services Reunited Corp.	128,397	3,843
	Weatherford International plc	45,679	3,723
	TechnipFMC plc	55,832	3,702
	HF Sinclair Corp.	52,923	3,686
*	Uranium Energy Corp.	339,207	3,616
	Range Resources Corp.	96,670	3,595
*	REX American Resources Corp.	71,310	3,220
*	Tidewater Inc.	39,172	2,610
*	Energy Fuels Inc.	162,435	2,355
	Liberty Energy Inc.	86,949	2,277
*	Expro Group Holdings NV	142,766	2,109
	Kodiak Gas Services Inc.	25,942	1,949
	Delek US Holdings Inc.	38,205	1,941
	DHT Holdings Inc.	87,104	1,440
	Solaris Energy Infrastructure Inc.	17,805	1,432
	Viper Energy Inc. Class A	28,788	1,221
	Riley Exploration Permian Inc.	29,973	988
	Natural Gas Services Group Inc.	20,206	872
2

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Matador Resources Co.	14,886	741
*	PrimeEnergy Resources Corp.	3,634	606
*	Gulfport Energy Corp.	3,327	565
*	ProPetro Holding Corp.	25,028	359
	Cactus Inc. Class A	6,855	351
*	TETRA Technologies Inc.	29,632	336
	Energy Services of America Corp.	13,017	252
	Flowco Holdings Inc. Class A	11,501	245
*,1	Centrus Energy Corp. Class A	1,053	177
*	DMC Global Inc.	24,504	142
*	Sable Offshore Corp.	40,868	126
			59,111
Financials (7.8%)
*	Affirm Holdings Inc.	119,912	9,779
*	Enova International Inc.	34,723	8,359
	Marex Group plc	109,672	6,684
	Popular Inc.	39,883	6,548
*	StoneX Group Inc.	52,632	6,237
	Piper Sandler Cos.	75,228	5,442
	BGC Group Inc. Class A	492,669	5,267
	Universal Insurance Holdings Inc.	126,296	5,224
	Fulton Financial Corp.	185,765	4,494
	FirstCash Holdings Inc.	18,698	4,045
	StoneCo. Ltd. Class A	359,353	3,895
	Ally Financial Inc.	80,869	3,716
	East West Bancorp Inc.	26,521	3,424
	Bank of NT Butterfield & Son Ltd.	57,355	3,413
*	Sezzle Inc.	18,828	3,231
	First Financial Corp.	38,683	2,996
	First BanCorp (XNYS)	112,341	2,929
	Northrim BanCorp Inc.	101,767	2,823
*	Slide Insurance Holdings Inc.	131,758	2,552
	Western Alliance Bancorp	30,009	2,467
*	Skyward Specialty Insurance Group Inc.	41,320	2,411
	EVERTEC Inc.	81,310	2,259
	International Bancshares Corp.	28,603	2,172
	Federated Hermes Inc.	38,819	2,144
*	SiriusPoint Ltd.	84,870	2,037
	Primerica Inc.	7,070	2,009
*	Figure Technology Solutions Inc. Class A	64,047	1,967
	XP Inc. Class A	116,697	1,897
*	NMI Holdings Inc.	45,406	1,866
	PagSeguro Digital Ltd. Class A	173,343	1,569
	Affiliated Managers Group Inc.	4,215	1,426
*	Oscar Health Inc. Class A	43,873	1,251
*	Heritage Insurance Holdings Inc.	46,840	1,222
	Banc of California Inc.	59,394	1,213
	Jefferies Financial Group Inc.	22,521	1,126
	Lazard Inc.	26,331	1,104
	Acadian Asset Management Inc.	12,903	923
*	Miami International Holdings Inc.	23,672	880
	Equitable Holdings Inc.	19,374	850
	Morningstar Inc.	4,992	779
*	Customers Bancorp Inc.	9,313	737
	TPG Inc.	15,492	628
	SLM Corp.	24,110	625
*	LendingTree Inc.	13,936	617
*	Palomar Holdings Inc.	4,331	547
	StepStone Group Inc. Class A	13,063	540
*	Dave Inc.	1,437	535
*	Upstart Holdings Inc.	14,934	529
	Artisan Partners Asset Management Inc. Class A	13,346	461
	American Integrity Insurance Group Inc.	21,376	403
	Meridian Corp.	19,554	392
*	Bakkt Inc.	29,711	232
	Kingstone Cos. Inc.	10,182	194
*	Remitly Global Inc.	8,634	193
	First Community Corp.	5,890	192
*	Hippo Holdings Inc.	6,690	189
3

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Donnelley Financial Solutions Inc.	4,206	176
			131,820
Health Care (23.7%)
*	Neurocrine Biosciences Inc.	79,238	13,354
*	Ionis Pharmaceuticals Inc.	167,119	13,251
*	Medpace Holdings Inc.	22,791	12,070
*	BrightSpring Health Services Inc.	157,493	10,984
*	Guardant Health Inc.	72,747	10,914
*	Axsome Therapeutics Inc.	42,779	10,471
*	Bridgebio Pharma Inc.	113,657	8,465
*	Tenet Healthcare Corp.	39,124	7,319
*	Arrowhead Pharmaceuticals Inc.	79,642	6,492
*	Exelixis Inc.	118,616	6,454
*	Ultragenyx Pharmaceutical Inc.	157,353	5,254
*	Lantheus Holdings Inc.	45,671	5,067
*	Praxis Precision Medicines Inc.	14,711	4,925
*	Spyre Therapeutics Inc.	51,896	4,607
*	Cogent Biosciences Inc.	117,169	4,534
*	Ascendis Pharma A/S	16,822	4,487
*	Madrigal Pharmaceuticals Inc.	8,156	4,379
*	HealthEquity Inc.	48,099	4,344
*	Dianthus Therapeutics Inc.	43,785	4,268
*	Rhythm Pharmaceuticals Inc.	37,661	4,182
*	Travere Therapeutics Inc.	72,410	4,114
*	Relay Therapeutics Inc.	210,024	3,930
*	IRhythm Holdings Inc.	32,794	3,901
*	Haemonetics Corp.	51,912	3,893
*	Definium Therapeutics Inc.	78,805	3,707
*	Kymera Therapeutics Inc.	32,143	3,686
*	Viridian Therapeutics Inc.	186,518	3,426
*	10X Genomics Inc. Class A	88,831	3,406
*	Arcus Biosciences Inc.	110,106	3,395
*	Adaptive Biotechnologies Corp.	158,099	3,391
*	Mirum Pharmaceuticals Inc.	27,922	3,269
*	Indivior Pharmaceuticals Inc.	79,571	3,265
*	Amneal Pharmaceuticals Inc.	185,243	3,207
*	Cytokinetics Inc.	37,310	3,178
*	Scholar Rock Holding Corp.	56,894	3,129
*	LivaNova plc	37,950	3,121
	Encompass Health Corp.	30,757	3,109
*	Xenon Pharmaceuticals Inc.	51,124	3,086
*	Halozyme Therapeutics Inc.	38,373	3,003
*	Arcutis Biotherapeutics Inc.	110,421	2,895
	LeMaitre Vascular Inc.	30,153	2,893
*	Merit Medical Systems Inc.	41,676	2,890
*	Glaukos Corp.	20,595	2,878
*	PTC Therapeutics Inc.	35,055	2,859
*	Jazz Pharmaceuticals plc	11,850	2,855
*	UFP Technologies Inc.	10,460	2,773
*	Corcept Therapeutics Inc.	30,962	2,692
*	Alignment Healthcare Inc.	111,327	2,651
*	Beam Therapeutics Inc.	76,857	2,638
*	LifeStance Health Group Inc.	245,123	2,625
*	Twist Bioscience Corp.	25,402	2,613
*	ACADIA Pharmaceuticals Inc.	103,158	2,610
*	Alkermes plc	49,072	2,571
*	Liquidia Corp.	32,017	2,553
*	Natera Inc.	9,250	2,511
*	Crinetics Pharmaceuticals Inc.	65,198	2,440
	Concentra Group Holdings Parent Inc.	81,965	2,438
*	Nurix Therapeutics Inc.	98,509	2,390
*	BioCryst Pharmaceuticals Inc.	238,756	2,388
*	Celldex Therapeutics Inc.	62,635	2,331
*	Monte Rosa Therapeutics Inc.	95,393	2,309
*	Vaxcyte Inc.	39,140	2,275
*	Charles River Laboratories International Inc.	10,026	2,274
*	CG oncology Inc.	31,680	2,251
*	Veeva Systems Inc. Class A	12,479	2,215
*	Phreesia Inc.	215,071	2,213
4

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Kodiak Sciences Inc.	56,567	2,204
*	Krystal Biotech Inc.	5,819	2,163
*	Celcuity Inc.	20,381	2,132
*	Immunovant Inc.	54,190	2,088
*	Tango Therapeutics Inc.	65,405	2,045
*	MacroGenics Inc.	437,607	2,022
*	Enanta Pharmaceuticals Inc.	136,247	1,986
*	Alumis Inc.	69,690	1,961
*	AtriCure Inc.	65,126	1,822
*	Vera Therapeutics Inc.	42,405	1,820
*	Globus Medical Inc. Class A	22,956	1,814
*	Disc Medicine Inc.	23,841	1,744
*	Establishment Labs Holdings Inc.	19,925	1,710
*	Compass Therapeutics Inc.	775,001	1,697
*	Billiontoone Inc. Class A	14,107	1,693
*	Oruka Therapeutics Inc.	17,678	1,682
	iRadimed Corp.	17,083	1,632
*	Electromed Inc.	38,144	1,613
*	Sarepta Therapeutics Inc.	89,326	1,605
*	Inspire Medical Systems Inc.	35,901	1,602
*	Arvinas Inc.	192,405	1,599
*	Recursion Pharmaceuticals Inc. Class A	424,134	1,557
*	Xencor Inc.	96,311	1,551
	HealthStream Inc.	56,019	1,527
*	Denali Therapeutics Inc.	58,891	1,515
*	Hims & Hers Health Inc.	42,988	1,490
*	Syndax Pharmaceuticals Inc.	68,023	1,487
*	Enliven Therapeutics Inc.	29,306	1,487
*	Ardelyx Inc.	285,055	1,454
*	Mineralys Therapeutics Inc.	53,434	1,442
*	Geron Corp. (XNGS)	1,112,632	1,424
*	Waystar Holding Corp.	65,587	1,347
*	Olema Pharmaceuticals Inc.	105,799	1,324
*	Tactile Systems Technology Inc.	43,805	1,305
*	Castle Biosciences Inc.	54,421	1,298
*	Tempus AI Inc. Class A	22,367	1,296
*	Biohaven Ltd.	86,618	1,289
	STERIS plc	6,077	1,280
*	Verastem Inc.	330,409	1,262
*	Prothena Corp. plc	127,636	1,250
*	Roivant Sciences Ltd.	35,086	1,242
*	Alector Inc.	615,923	1,238
*	AnaptysBio Inc.	17,982	1,214
*	RadNet Inc.	19,553	1,206
*	Doximity Inc. Class A	56,279	1,167
*	Dyne Therapeutics Inc.	52,351	1,163
*	Rocket Pharmaceuticals Inc.	337,839	1,155
*	AtaiBeckley Inc.	218,117	1,149
*	Option Care Health Inc.	53,160	1,115
*	Progyny Inc.	38,252	1,103
*	Cerus Corp.	377,379	1,102
*	Tyra Biosciences Inc.	34,071	1,088
*	Insmed Inc.	10,109	1,078
*	Aveanna Healthcare Holdings Inc.	123,295	1,057
*	ORIC Pharmaceuticals Inc.	94,280	1,021
*	Palvella Therapeutics Inc.	6,555	1,002
*	Veracyte Inc.	16,898	992
*	Cullinan Therapeutics Inc.	54,308	989
*	Erasca Inc.	52,341	959
*	Stoke Therapeutics Inc.	28,834	943
*	Immunome Inc.	42,915	909
*	Ocular Therapeutix Inc.	92,439	908
*	Codexis Inc.	398,987	902
*	ADMA Biologics Inc.	103,908	870
*	Teladoc Health Inc.	102,392	868
*	Protagonist Therapeutics Inc.	7,050	864
*	Janux Therapeutics Inc.	55,497	852
*	Altimmune Inc.	276,644	841
*	Kestra Medical Technologies Ltd.	32,755	833
*	TG Therapeutics Inc.	14,939	821
5

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Bicara Therapeutics Inc.	27,117	805
*	Bioventus Inc. Class A	83,839	791
*	Ideaya Biosciences Inc.	20,893	779
*	Corvus Pharmaceuticals Inc.	52,016	777
*,1	ImmunityBio Inc.	88,729	777
*	CareDx Inc.	26,600	758
*	Revolution Medicines Inc.	4,001	749
*	NeoGenomics Inc.	49,129	717
*	Omada Health Inc.	32,180	706
*	MapLight Therapeutics Inc.	19,500	699
*	Aura Biosciences Inc.	95,416	677
*	Aldeyra Therapeutics Inc.	308,146	656
*	Edgewise Therapeutics Inc.	15,696	638
*	Kailera Therapeutics Inc.	28,752	633
*	Cabaletta Bio Inc.	202,673	630
	Ensign Group Inc.	3,900	625
*	NeuroPace Inc.	37,644	598
*	Puma Biotechnology Inc.	67,789	550
*	Novocure Ltd.	35,904	544
*	Viemed Healthcare Inc.	45,874	523
*	Avalyn Pharma Inc.	15,611	514
*	Absci Corp.	43,000	498
*	Joint Corp.	54,332	477
*	Taysha Gene Therapies Inc.	69,353	472
*	Sutro Biopharma Inc.	14,128	469
*	IQVIA Holdings Inc.	2,184	422
*	MeiraGTx Holdings plc	29,450	398
*	Phathom Pharmaceuticals Inc.	34,096	370
*	Shattuck Labs Inc.	51,179	355
*	Keros Therapeutics Inc.	33,060	354
*	Agenus Inc.	114,747	351
*	Vir Biotechnology Inc.	33,886	345
*	Larimar Therapeutics Inc.	109,890	335
*	Sana Biotechnology Inc.	93,437	326
*	Xeris Biopharma Holdings Inc.	40,466	320
*	Arcturus Therapeutics Holdings Inc.	43,347	291
*	First Tracks Biotherapeutics Inc.	13,991	281
*	Foghorn Therapeutics Inc.	53,644	262
*	Evommune Inc.	19,515	259
*	Ginkgo Bioworks Holdings Inc.	20,322	201
*	Brookdale Senior Living Inc.	12,137	195
*	Korro Bio Inc.	14,620	193
*	Annexon Inc.	33,638	192
*	Nektar Therapeutics	2,750	192
*	OptimizeRx Corp.	33,371	191
*	ADC Therapeutics SA	177,078	189
*	Community Health Systems Inc.	56,418	188
*	Black Diamond Therapeutics Inc.	93,180	172
*	Tandem Diabetes Care Inc.	10,989	166
*	Anavex Life Sciences Corp.	61,679	160
*,1	Cardiff Oncology Inc.	72,057	94
*,1,2	Cartesian Therapeutics Inc. CVR	414,811	75
			398,877
Industrials (21.7%)
	Carpenter Technology Corp.	30,270	18,672
*	ATI Inc.	89,658	17,672
*	Sterling Infrastructure Inc.	19,718	16,550
	Moog Inc. Class A	30,264	12,827
*	Vicor Corp.	33,392	12,682
	Woodward Inc.	26,300	11,189
	EnerSys	41,517	9,707
*	Modine Manufacturing Co.	35,753	9,547
	Argan Inc.	11,209	8,951
	BWX Technologies Inc.	43,857	8,537
	Watts Water Technologies Inc. Class A	21,045	8,238
	Powell Industries Inc.	28,636	8,200
	nVent Electric plc	48,056	8,151
*	SPX Technologies Inc.	32,209	7,897
	Applied Industrial Technologies Inc.	22,582	7,636
6

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	MYR Group Inc.	15,144	7,578
	Atmus Filtration Technologies Inc.	116,473	5,939
	Comfort Systems USA Inc.	2,736	5,423
	CH Robinson Worldwide Inc.	28,526	5,373
	ESCO Technologies Inc.	15,050	5,268
	EMCOR Group Inc.	6,313	5,239
	Interface Inc.	145,385	5,211
	Douglas Dynamics Inc.	93,162	5,026
*	Everus Construction Group Inc.	29,925	4,966
*	Bloom Energy Corp. Class A	16,397	4,963
	Acuity Inc.	13,152	4,954
	AZZ Inc.	29,481	4,571
*	American Airlines Group Inc.	248,084	4,483
	Primoris Services Corp.	42,540	4,217
*	V2X Inc.	52,636	3,924
	Griffon Corp.	40,103	3,911
	Park Aerospace Corp.	99,799	3,808
*	Planet Labs PBC	111,904	3,707
*	Blue Bird Corp.	44,870	3,543
	Enpro Inc.	8,873	3,344
	JBT Marel Corp.	22,978	3,332
*	Paylocity Holding Corp.	28,261	2,954
	Allient Inc.	28,334	2,916
*	FTI Consulting Inc.	19,412	2,893
*	Saia Inc.	6,623	2,789
	Mueller Industries Inc.	22,338	2,746
*	DXP Enterprises Inc.	15,780	2,663
	Hexcel Corp.	26,237	2,625
*	Allegiant Travel Co.	20,235	2,380
	Mueller Water Products Inc. Class A	90,923	2,348
*	American Superconductor Corp.	55,564	2,306
	Valmont Industries Inc.	3,945	2,279
*	Nextpower Inc. Class A	18,699	2,228
	Esab Corp.	22,091	2,179
*	Shoals Technologies Group Inc. Class A	218,646	2,165
	Genpact Ltd.	77,507	2,131
*	Graham Corp.	17,052	2,111
*	Kratos Defense & Security Solutions Inc.	42,306	2,109
*	Healthcare Services Group Inc.	85,559	2,101
*	SiteOne Landscape Supply Inc.	18,090	2,070
	Preformed Line Products Co.	5,020	2,061
	Allison Transmission Holdings Inc.	17,960	2,025
*	Karman Holdings Inc.	40,118	2,003
*	Alaska Air Group Inc.	38,186	1,993
	Booz Allen Hamilton Holding Corp.	32,165	1,951
*	Kirby Corp.	14,253	1,938
*	StandardAero Inc.	60,905	1,822
	Brink's Co.	18,157	1,716
*	IBEX Holdings Ltd.	55,636	1,690
	ArcBest Corp.	11,643	1,671
	Leonardo DRS Inc.	36,438	1,555
*	XPO Inc.	7,550	1,550
*	Astronics Corp.	18,978	1,542
	McGrath RentCorp.	12,620	1,527
	Simpson Manufacturing Co. Inc.	7,254	1,519
*	Plug Power Inc.	539,279	1,461
	Maximus Inc.	27,156	1,460
	Federal Signal Corp.	11,243	1,445
*	Energy Recovery Inc.	158,753	1,432
	Toro Co.	14,473	1,410
	Gorman-Rupp Co.	13,509	1,239
*	Willdan Group Inc.	14,927	1,181
	Trinity Industries Inc.	30,523	1,055
	Exponent Inc.	17,914	1,053
*	RBC Bearings Inc.	1,561	1,005
*	MDA Space Ltd.	22,159	915
*	IES Holdings Inc.	1,037	762
*	Upwork Inc.	87,684	733
	Helios Technologies Inc.	7,642	682
	Zurn Elkay Water Solutions Corp. Class C	13,319	673
7

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Sidus Space Inc. Class A	234,519	659
*	CoreCivic Inc.	21,572	655
*	NWPX Infrastructure Inc.	4,310	646
*	Legalzoom.com Inc.	89,186	547
*	Orion Group Holdings Inc.	32,227	542
*	Cimpress plc	5,311	540
*,1	Starfighters Space Inc.	101,190	538
*,1	Eos Energy Enterprises Inc.	89,452	526
*	Hawkeye 360 Inc.	25,162	509
*	Redwire Corp.	38,076	466
	Quad / Graphics Inc.	48,346	407
*	Array Technologies Inc.	53,212	394
*	Intuitive Machines Inc.	18,290	391
*	Amprius Technologies Inc.	26,389	366
*,1	Velo3D Inc.	20,270	356
*	Himalaya Shipping Ltd.	25,799	345
*	Alta Equipment Group Inc.	52,184	338
*	Core & Main Inc. Class A	6,866	331
*	Liquidity Services Inc.	8,406	329
*	Astronics Corp. Class B	3,795	288
*	Matrix Service Co.	18,739	257
*	Satellogic Inc. Class A	40,977	234
*	Bowman Consulting Group Ltd.	7,987	233
*	RCM Technologies Inc.	6,858	194
*	Lyft Inc. Class A	12,703	186
*	GrafTech International Ltd.	27,348	162
*	Innodata Inc.	2,060	156
*	Avis Budget Group Inc.	1,018	150
*	ExlService Holdings Inc.	3,477	90
			365,133
Information Technology (24.3%)
*	MACOM Technology Solutions Holdings Inc.	37,606	14,304
*	Rambus Inc.	94,603	12,558
	MKS Inc.	27,068	12,040
*	Lattice Semiconductor Corp.	68,485	10,475
*	MaxLinear Inc.	78,790	10,087
*	Extreme Networks Inc.	276,089	8,937
*	Semtech Corp.	54,611	8,839
	Advanced Energy Industries Inc.	22,067	8,228
*	SiTime Corp.	10,748	8,013
*	Viavi Solutions Inc.	167,555	8,001
*	Fabrinet	14,055	7,900
	InterDigital Inc.	27,637	7,825
*	Commvault Systems Inc.	52,179	7,395
*	Ambarella Inc.	83,599	7,173
*	Manhattan Associates Inc.	50,770	7,070
*	Ultra Clean Holdings Inc.	47,419	6,761
	Bel Fuse Inc. Class B	19,059	6,347
*	FormFactor Inc.	39,638	6,339
	Belden Inc.	50,978	6,113
*	TTM Technologies Inc.	31,912	5,968
*	Everpure Inc. Class A	73,467	5,788
	Kulicke & Soffa Industries Inc.	41,919	5,607
	Jabil Inc.	14,385	5,545
*	Teledyne Technologies Inc.	8,050	5,369
*	Workiva Inc.	105,577	5,122
	Entegris Inc.	28,001	5,036
*	Cipher Digital Inc.	204,165	5,002
*	Sanmina Corp.	19,615	4,964
*	DigitalOcean Holdings Inc.	30,875	4,848
	Cognex Corp.	63,305	4,585
*	Onto Innovation Inc.	11,919	4,511
*	Terawulf Inc.	180,658	4,462
*	Ichor Holdings Ltd.	38,455	4,318
	Skyworks Solutions Inc.	60,603	4,109
*	Elastic NV	67,689	3,860
*	Teradata Corp.	111,315	3,857
*	Plexus Corp.	12,583	3,783
*	Astera Labs Inc.	7,778	3,757
8

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Dynatrace Inc.	85,255	3,744
*	Hut 8 Corp.	32,273	3,726
*	D-Wave Quantum Inc.	155,087	3,721
*	Riot Platforms Inc.	134,464	3,682
*	Tenable Holdings Inc.	91,938	3,391
*	Diodes Inc.	30,326	3,319
*	Backblaze Inc. Class A	208,177	3,302
*	Appfolio Inc. Class A	20,459	3,281
*	HubSpot Inc.	17,921	3,271
*	Rubrik Inc. Class A	39,764	3,192
*	ADTRAN Holdings Inc.	227,437	3,161
*	Guidewire Software Inc.	25,309	3,114
*	JFrog Ltd.	34,107	3,100
*	Penguin Solutions Inc.	40,716	3,095
*	Procore Technologies Inc.	75,978	3,086
*	Digi International Inc.	39,225	2,940
*	Applied Optoelectronics Inc.	19,326	2,863
*	Credo Technology Group Holding Ltd.	10,517	2,860
*	Appian Corp. Class A	123,495	2,828
*	nLight Inc.	39,589	2,756
*	CEVA Inc.	58,327	2,751
*	Synaptics Inc.	21,911	2,722
*	CCC Intelligent Solutions Holdings Inc.	506,534	2,614
	Adeia Inc.	77,467	2,551
	Pegasystems Inc.	81,288	2,436
*	Cohu Inc.	32,778	2,423
*	Mitek Systems Inc.	116,494	2,345
*	Samsara Inc. Class A	72,286	2,344
*	AXT Inc.	32,286	2,327
*	BlackLine Inc.	80,057	2,247
*	BILL Holdings Inc.	61,939	2,240
*	Descartes Systems Group Inc.	30,149	2,087
*	Sprout Social Inc. Class A	266,066	2,009
*	Gitlab Inc. Class A	63,806	1,948
*	Unity Software Inc.	67,173	1,920
*	Ooma Inc.	99,679	1,916
*	Intapp Inc.	72,959	1,839
*	Five9 Inc.	85,179	1,816
*	Core Scientific Inc.	70,354	1,800
*	PTC Inc.	15,560	1,768
	RingCentral Inc. Class A	44,380	1,730
*	AppLovin Corp. Class A	3,353	1,728
*	OSI Systems Inc.	7,511	1,643
*	Novanta Inc.	10,046	1,630
*	Tower Semiconductor Ltd.	5,990	1,561
*	Arlo Technologies Inc.	113,913	1,536
*	Alarm.com Holdings Inc.	32,527	1,520
*	Lumentum Holdings Inc.	1,772	1,520
*	Photronics Inc.	45,284	1,473
*	Itron Inc.	16,861	1,459
*	PagerDuty Inc.	150,522	1,453
*	Impinj Inc.	10,080	1,444
*	Calix Inc.	37,701	1,407
*	Rigetti Computing Inc.	71,806	1,387
*	Harmonic Inc.	77,815	1,271
*	GoDaddy Inc. Class A	14,931	1,267
*	Asana Inc. Class A	179,653	1,258
*	Axcelis Technologies Inc.	6,248	1,184
*	Fastly Inc. Class A	64,167	1,178
*	Agilysys Inc.	11,100	1,160
*	Rapid7 Inc.	141,210	1,144
*	SentinelOne Inc. Class A	66,662	1,131
*	Evolv Technologies Holdings Inc.	183,740	1,066
*	inTEST Corp.	54,648	993
	Badger Meter Inc.	6,378	946
*	Digital Turbine Inc.	65,958	851
*	nCino Inc.	49,063	802
*	Q2 Holdings Inc.	16,466	792
*	AvePoint Inc.	65,621	736
*	Weave Communications Inc.	112,884	676
9

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	Clear Secure Inc. Class A	11,879	662
*	Domo Inc. Class B	190,502	596
*	Freshworks Inc. Class A	53,331	540
*	Corsair Gaming Inc.	53,975	522
*	Kyndryl Holdings Inc.	43,448	491
*	CPI Card Group Inc.	23,283	484
*	Ouster Inc.	7,340	459
*	Insight Enterprises Inc.	3,727	454
*	Commerce.com Inc.	119,571	354
*	Navitas Semiconductor Corp.	19,395	348
	Power Integrations Inc.	3,989	334
*	Kaltura Inc.	242,667	315
*,1	SoundHound AI Inc. Class A	43,042	278
*	Nutanix Inc. Class A	5,161	263
*	Qualys Inc.	1,893	260
*	Progress Software Corp.	7,633	256
*	Atomera Inc.	29,294	255
*,1	REalloys Inc.	17,177	248
*	Bitdeer Technologies Group Class A	14,387	228
*	Aehr Test Systems	1,873	180
*	BK Technologies Corp.	1,994	171
*	eGain Corp.	27,054	170
*	Blackbaud Inc.	2,698	80
			409,325
Materials (3.1%)
*	Constellium SE	184,479	5,879
	Kaiser Aluminum Corp.	27,969	5,472
	Myers Industries Inc.	140,114	4,947
*	Knife River Corp.	43,645	3,651
*	Century Aluminum Co.	58,946	2,712
*	USA Rare Earth Inc.	115,503	2,493
*	Almonty Industries Inc.	139,094	2,303
	Cabot Corp.	24,673	2,241
	United States Lime & Minerals Inc.	21,283	2,228
	Coeur Mining Inc.	112,263	1,832
	Element Solutions Inc.	33,607	1,605
	Alamos Gold Inc. Class A	51,332	1,557
*	SSR Mining Inc. (XTSE)	52,113	1,474
	RPM International Inc.	13,221	1,469
	NewMarket Corp.	1,809	1,431
	Aura Minerals Inc.	20,776	1,308
	Solstice Advanced Materials Inc.	12,490	1,107
*	Compass Minerals International Inc.	34,839	1,085
	Warrior Met Coal Inc.	12,456	1,011
*	Ingevity Corp.	12,526	935
*	US Antimony Corp.	121,957	885
	Hecla Mining Co.	54,816	846
	Balchem Corp.	4,214	712
*	Core Molding Technologies Inc.	29,356	693
	Chemours Co.	30,022	616
	Materion Corp.	1,620	482
*	Hycroft Mining Holding Corp. Class A	11,968	280
	Innospec Inc.	2,251	183
			51,437
Real Estate (1.1%)
*	Jones Lang LaSalle Inc.	15,852	4,913
	Outfront Media Inc.	120,285	3,941
	DiamondRock Hospitality Co.	220,510	2,686
	Phillips Edison & Co. Inc.	59,586	2,480
	American Healthcare REIT Inc.	36,591	1,908
	Xenia Hotels & Resorts Inc.	79,821	1,625
	Universal Health Realty Income Trust	13,777	604
*	Opendoor Technologies Inc.	41,655	193
	St. Joe Co.	2,238	140
			18,490
Utilities (0.4%)
	American States Water Co.	40,971	3,385
*	Talen Energy Corp.	4,519	1,737
	Otter Tail Corp.	15,284	1,375
10

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	MGE Energy Inc.	3,034	247
			6,744
Total Common Stocks (Cost $1,395,492)			1,641,028
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $45,740)	457,446	45,740
Total Investments (100.2%) (Cost $1,441,232)			1,686,768
Other Assets and Liabilities—Net (-0.2%)			(3,818)
Net Assets (100%)			1,682,950
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,616.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,219 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	283	43,095	1,369

See accompanying Notes, which are an integral part of the Financial Statements.
11

Small Company Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,395,492)	1,641,028
Affiliated Issuers (Cost $45,740)	45,740
Total Investments in Securities	1,686,768
Investment in Vanguard	36
Cash Collateral Pledged—Futures Contracts	3,384
Receivables for Investment Securities Sold	9,020
Receivables for Accrued Income	257
Receivables for Capital Shares Issued	167
Variation Margin Receivable—Futures Contracts	227
Total Assets	1,699,859
Liabilities
Due to Custodian	178
Payables for Investment Securities Purchased	9,581
Collateral for Securities on Loan	3,219
Payables to Investment Advisor	8
Payables for Capital Shares Redeemed	3,770
Payables to Vanguard	153
Total Liabilities	16,909
Net Assets	1,682,950
1 Includes $2,616 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	1,360,650
Total Distributable Earnings (Loss)	322,300
Net Assets	1,682,950

Net Assets
Applicable to 76,389,912 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,682,950
Net Asset Value Per Share	$22.03

See accompanying Notes, which are an integral part of the Financial Statements.
12

Small Company Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	4,522
Interest[2]	1,039
Securities Lending—Net	97
Total Income	5,658
Expenses
Investment Advisory Fees—Note B
Basic Fee	706
Performance Adjustment	(158)
The Vanguard Group—Note C
Management and Administrative	1,412
Marketing and Distribution	46
Custodian Fees	11
Shareholders’ Reports	23
Trustees’ Fees and Expenses	—
Other Expenses	4
Total Expenses	2,044
Net Investment Income	3,614
Realized Net Gain (Loss)
Investment Securities Sold[2]	77,367
Futures Contracts	4,291
Realized Net Gain (Loss)	81,658
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	188,396
Futures Contracts	2,443
Change in Unrealized Appreciation (Depreciation)	190,839
Net Increase (Decrease) in Net Assets Resulting from Operations	276,111

1	Dividends are net of foreign withholding taxes of $17.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $978, $2, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Small Company Growth Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,614	6,269
Realized Net Gain (Loss)	81,658	35,892
Change in Unrealized Appreciation (Depreciation)	190,839	42,583
Net Increase (Decrease) in Net Assets Resulting from Operations	276,111	84,744
Distributions
Total Distributions	(42,413)	(106,517)
Capital Share Transactions
Issued	113,362	168,647
Issued in Lieu of Cash Distributions	42,413	106,517
Redeemed	(168,599)	(328,605)
Net Increase (Decrease) from Capital Share Transactions	(12,824)	(53,441)
Total Increase (Decrease)	220,874	(75,214)
Net Assets
Beginning of Period	1,462,076	1,537,290
End of Period	1,682,950	1,462,076

See accompanying Notes, which are an integral part of the Financial Statements.
14

Small Company Growth Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.07	$19.51	$17.61	$14.78	$26.50	$24.49
Investment Operations
Net Investment Income[1]	.047	.079	.087	.089	.073	.056
Net Realized and Unrealized Gain (Loss) on Investments	3.474	.875	1.912	2.806	(5.677)	3.343
Total from Investment Operations	3.521	.954	1.999	2.895	(5.604)	3.399
Distributions
Dividends from Net Investment Income	(.083)	(.092)	(.099)	(.065)	(.057)	(.101)
Distributions from Realized Capital Gains	(.478)	(1.302)	—	—	(6.059)	(1.288)
Total Distributions	(.561)	(1.394)	(.099)	(.065)	(6.116)	(1.389)
Net Asset Value, End of Period	$22.03	$19.07	$19.51	$17.61	$14.78	$26.50
Total Return	19.35%	6.11%	11.38%	19.65%	-25.35%	14.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,683	$1,462	$1,537	$1,501	$1,328	$1,944
Ratio of Total Expenses to Average Net Assets[2]	0.27%	0.29%	0.29%[3]	0.29%	0.29%	0.30%
Ratio of Net Investment Income to Average Net Assets	0.48%	0.43%	0.47%	0.55%	0.43%	0.21%
Portfolio Turnover Rate	77%	60%	51%	59%	64%	57%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.02%), (0.03%), (0.03%), (0.02%), and (0.02%).
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Small Company Growth Portfolio
Notes to Financial Statements
The Small Company Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans
16

Small Company Growth Portfolio
may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Beginning June 2026, T. Rowe Price & Associates, Inc., provides investment advisory services to a portion of the portfolio. Until June 2026, a portion of the portfolio was managed by ArrowMark Colorado Holdings, LLC. The basic fee for each advisor is calculated at an annual percentage rate of average net assets managed by the advisor. In accordance with the advisory contract entered into with T. Rowe Price & Associates, Inc., beginning
July 1, 2027, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index since June 30, 2026. The basic fee paid to ArrowMark Colorado Holdings, LLC, was subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the proceeding five years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $147,000 for the six months ended June 30, 2026.
For the six months ended June 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the portfolio’s average net assets, before a net decrease of $158,000 (0.02%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $36,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,640,953	—	75	1,641,028
Temporary Cash Investments	45,740	—	—	45,740
Total	1,686,693	—	75	1,686,768

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,369	—	—	1,369

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,449,871
Gross Unrealized Appreciation	330,003
Gross Unrealized Depreciation	(91,737)
Net Unrealized Appreciation (Depreciation)	238,266
17

Small Company Growth Portfolio
F.
During the six months ended June 30, 2026, the portfolio purchased $1,120,299,000 of investment securities and sold $1,136,336,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $46,985,000 and sales were $19,001,000, resulting in net realized gain of $1,992,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	5,807	9,244
Issued in Lieu of Cash Distributions	2,505	6,539
Redeemed	(8,592)	(17,921)
Net Increase (Decrease) in Shares Outstanding	(280)	(2,138)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 50% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692SCG 082026
18

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
Financial Statements	1

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.3%)
U.S. Government Securities (48.8%)
United States Treasury Note/Bond	4.375%	7/15/2027	6,993	7,011
United States Treasury Note/Bond	0.375%	7/31/2027	8,510	8,174
United States Treasury Note/Bond	2.750%	7/31/2027	11,284	11,119
United States Treasury Note/Bond	3.875%	7/31/2027	18,564	18,512
United States Treasury Note/Bond	2.250%	8/15/2027	14,247	13,953
United States Treasury Note/Bond	3.750%	8/15/2027	10,735	10,689
United States Treasury Note/Bond	0.500%	8/31/2027	5,450	5,227
United States Treasury Note/Bond	3.125%	8/31/2027	6,788	6,710
United States Treasury Note/Bond	3.625%	8/31/2027	12,889	12,815
United States Treasury Note/Bond	3.375%	9/15/2027	7,144	7,080
United States Treasury Note/Bond	0.375%	9/30/2027	8,525	8,138
United States Treasury Note/Bond	3.500%	9/30/2027	5,063	5,023
United States Treasury Note/Bond	4.125%	9/30/2027	7,865	7,863
United States Treasury Note/Bond	3.875%	10/15/2027	13,437	13,389
United States Treasury Note/Bond	0.500%	10/31/2027	10,290	9,807
United States Treasury Note/Bond	3.500%	10/31/2027	11,659	11,559
United States Treasury Note/Bond	4.125%	10/31/2027	8,761	8,757
United States Treasury Note/Bond	2.250%	11/15/2027	7,302	7,117
United States Treasury Note/Bond	4.125%	11/15/2027	10,100	10,095
United States Treasury Note/Bond	0.625%	11/30/2027	8,128	7,737
United States Treasury Note/Bond	3.375%	11/30/2027	8,035	7,949
United States Treasury Note/Bond	3.875%	11/30/2027	16,307	16,245
United States Treasury Note/Bond	4.000%	12/15/2027	9,190	9,169
United States Treasury Note/Bond	0.625%	12/31/2027	11,360	10,781
United States Treasury Note/Bond	3.375%	12/31/2027	8,353	8,257
United States Treasury Note/Bond	3.875%	12/31/2027	6,060	6,035
United States Treasury Note/Bond	4.250%	1/15/2028	8,482	8,491
United States Treasury Note/Bond	0.750%	1/31/2028	12,760	12,098
United States Treasury Note/Bond	3.500%	1/31/2028	21,886	21,664
United States Treasury Note/Bond	2.750%	2/15/2028	12,432	12,158
United States Treasury Note/Bond	4.250%	2/15/2028	12,851	12,866
United States Treasury Note/Bond	1.125%	2/29/2028	12,668	12,054
United States Treasury Note/Bond	3.375%	2/29/2028	9,953	9,829
United States Treasury Note/Bond	4.000%	2/29/2028	7,787	7,767
United States Treasury Note/Bond	3.875%	3/15/2028	10,091	10,044
United States Treasury Note/Bond	1.250%	3/31/2028	10,786	10,260
United States Treasury Note/Bond	3.625%	3/31/2028	6,846	6,783
United States Treasury Note/Bond	3.875%	3/31/2028	10,140	10,091
United States Treasury Note/Bond	3.750%	4/15/2028	10,598	10,522
United States Treasury Note/Bond	1.250%	4/30/2028	8,201	7,783
United States Treasury Note/Bond	3.500%	4/30/2028	6,803	6,723
United States Treasury Note/Bond	3.750%	4/30/2028	11,916	11,830
United States Treasury Note/Bond	2.875%	5/15/2028	17,383	16,982
United States Treasury Note/Bond	3.750%	5/15/2028	10,834	10,754
United States Treasury Note/Bond	1.250%	5/31/2028	10,615	10,050
United States Treasury Note/Bond	3.625%	5/31/2028	8,293	8,211
United States Treasury Note/Bond	4.000%	5/31/2028	13,318	13,280
United States Treasury Note/Bond	3.875%	6/15/2028	10,834	10,776
United States Treasury Note/Bond	1.250%	6/30/2028	9,941	9,390
United States Treasury Note/Bond	4.000%	6/30/2028	8,012	7,987
United States Treasury Note/Bond	4.125%	6/30/2028	14,757	14,750
United States Treasury Note/Bond	3.875%	7/15/2028	13,136	13,061
United States Treasury Note/Bond	1.000%	7/31/2028	12,705	11,912
United States Treasury Note/Bond	4.125%	7/31/2028	6,769	6,764
United States Treasury Note/Bond	2.875%	8/15/2028	14,966	14,576
United States Treasury Note/Bond	3.625%	8/15/2028	12,876	12,735
United States Treasury Note/Bond	5.500%	8/15/2028	325	333
United States Treasury Note/Bond	1.125%	8/31/2028	13,987	13,113
United States Treasury Note/Bond	4.375%	8/31/2028	7,007	7,037
United States Treasury Note/Bond	3.375%	9/15/2028	14,173	13,937

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.250%	9/30/2028	13,792	12,936
United States Treasury Note/Bond	4.625%	9/30/2028	8,643	8,726
United States Treasury Note/Bond	3.500%	10/15/2028	14,725	14,511
United States Treasury Note/Bond	1.375%	10/31/2028	10,725	10,064
United States Treasury Note/Bond	4.875%	10/31/2028	9,193	9,335
United States Treasury Note/Bond	3.125%	11/15/2028	15,153	14,799
United States Treasury Note/Bond	3.500%	11/15/2028	10,140	9,988
United States Treasury Note/Bond	5.250%	11/15/2028	3,402	3,478
United States Treasury Note/Bond	1.500%	11/30/2028	10,095	9,481
United States Treasury Note/Bond	4.375%	11/30/2028	10,440	10,488
United States Treasury Note/Bond	3.500%	12/15/2028	8,141	8,015
United States Treasury Note/Bond	1.375%	12/31/2028	10,224	9,552
United States Treasury Note/Bond	3.750%	12/31/2028	10,709	10,603
United States Treasury Note/Bond	3.500%	1/15/2029	10,824	10,650
United States Treasury Note/Bond	1.750%	1/31/2029	9,863	9,282
United States Treasury Note/Bond	4.000%	1/31/2029	11,055	11,008
United States Treasury Note/Bond	2.625%	2/15/2029	11,033	10,614
United States Treasury Note/Bond	3.500%	2/15/2029	11,509	11,320
United States Treasury Note/Bond	1.875%	2/28/2029	8,640	8,145
United States Treasury Note/Bond	4.250%	2/28/2029	11,636	11,660
United States Treasury Note/Bond	3.500%	3/15/2029	11,972	11,771
United States Treasury Note/Bond	2.375%	3/31/2029	10,920	10,417
United States Treasury Note/Bond	4.125%	3/31/2029	14,039	14,024
United States Treasury Note/Bond	3.875%	4/15/2029	17,298	17,170
United States Treasury Note/Bond	2.875%	4/30/2029	9,400	9,079
United States Treasury Note/Bond	4.625%	4/30/2029	12,714	12,867
United States Treasury Note/Bond	2.375%	5/15/2029	8,871	8,446
United States Treasury Note/Bond	3.875%	5/15/2029	6,956	6,903
United States Treasury Note/Bond	2.750%	5/31/2029	8,802	8,464
United States Treasury Note/Bond	4.500%	5/31/2029	13,504	13,627
United States Treasury Note/Bond	4.125%	6/15/2029	12,694	12,684
United States Treasury Note/Bond	3.250%	6/30/2029	10,170	9,909
United States Treasury Note/Bond	4.250%	6/30/2029	12,477	12,506
United States Treasury Note/Bond	2.625%	7/31/2029	6,550	6,261
United States Treasury Note/Bond	4.000%	7/31/2029	13,876	13,811
United States Treasury Note/Bond	1.625%	8/15/2029	8,470	7,851
United States Treasury Note/Bond	3.125%	8/31/2029	5,835	5,655
United States Treasury Note/Bond	3.625%	8/31/2029	16,630	16,366
United States Treasury Note/Bond	3.500%	9/30/2029	12,655	12,399
United States Treasury Note/Bond	3.875%	9/30/2029	6,802	6,741
United States Treasury Note/Bond	4.000%	10/31/2029	5,925	5,893
United States Treasury Note/Bond	4.125%	10/31/2029	14,896	14,872
United States Treasury Note/Bond	1.750%	11/15/2029	2,351	2,175
United States Treasury Note/Bond	3.875%	11/30/2029	5,971	5,914
United States Treasury Note/Bond	4.125%	11/30/2029	11,735	11,718
United States Treasury Note/Bond	3.875%	12/31/2029	6,303	6,241
United States Treasury Note/Bond	4.375%	12/31/2029	11,824	11,902
United States Treasury Note/Bond	3.500%	1/31/2030	4,790	4,682
United States Treasury Note/Bond	4.250%	1/31/2030	12,208	12,237
United States Treasury Note/Bond	1.500%	2/15/2030	8,994	8,194
United States Treasury Note/Bond	4.000%	2/28/2030	19,026	18,914
United States Treasury Note/Bond	3.625%	3/31/2030	8,600	8,434
United States Treasury Note/Bond	4.000%	3/31/2030	12,915	12,835
United States Treasury Note/Bond	3.500%	4/30/2030	5,295	5,168
United States Treasury Note/Bond	3.875%	4/30/2030	15,893	15,722
United States Treasury Note/Bond	0.625%	5/15/2030	13,704	11,975
United States Treasury Note/Bond	6.250%	5/15/2030	1,350	1,446
United States Treasury Note/Bond	3.750%	5/31/2030	5,680	5,591
United States Treasury Note/Bond	4.000%	5/31/2030	12,820	12,735
United States Treasury Note/Bond	3.750%	6/30/2030	4,600	4,526
United States Treasury Note/Bond	3.875%	6/30/2030	16,388	16,201
United States Treasury Note/Bond	3.875%	7/31/2030	9,636	9,522
United States Treasury Note/Bond	4.000%	7/31/2030	5,944	5,901
United States Treasury Note/Bond	0.625%	8/15/2030	18,277	15,827
United States Treasury Note/Bond	3.625%	8/31/2030	15,805	15,464
United States Treasury Note/Bond	4.125%	8/31/2030	5,681	5,666
United States Treasury Note/Bond	3.625%	9/30/2030	15,391	15,054
United States Treasury Note/Bond	4.625%	9/30/2030	6,192	6,294
United States Treasury Note/Bond	3.625%	10/31/2030	10,339	10,107
United States Treasury Note/Bond	4.875%	10/31/2030	8,433	8,656

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.875%	11/15/2030	19,136	16,619
United States Treasury Note/Bond	3.500%	11/30/2030	12,667	12,313
United States Treasury Note/Bond	4.375%	11/30/2030	6,405	6,450
United States Treasury Note/Bond	3.625%	12/31/2030	13,598	13,280
United States Treasury Note/Bond	3.750%	12/31/2030	7,613	7,473
United States Treasury Note/Bond	3.750%	1/31/2031	13,073	12,828
United States Treasury Note/Bond	4.000%	1/31/2031	7,012	6,952
United States Treasury Note/Bond	1.125%	2/15/2031	13,598	11,866
United States Treasury Note/Bond	5.375%	2/15/2031	4,111	4,310
United States Treasury Note/Bond	3.500%	2/28/2031	11,021	10,700
United States Treasury Note/Bond	4.250%	2/28/2031	7,708	7,723
United States Treasury Note/Bond	3.875%	3/31/2031	9,754	9,617
United States Treasury Note/Bond	4.125%	3/31/2031	10,823	10,785
United States Treasury Note/Bond	3.875%	4/30/2031	490	483
United States Treasury Note/Bond	4.625%	4/30/2031	7,993	8,136
United States Treasury Note/Bond	1.625%	5/15/2031	18,109	16,065
United States Treasury Note/Bond	4.125%	5/31/2031	13,415	13,369
United States Treasury Note/Bond	4.625%	5/31/2031	7,766	7,907
United States Treasury Note/Bond	4.125%	6/30/2031	23,503	23,420
United States Treasury Note/Bond	4.250%	6/30/2031	7,912	7,924
United States Treasury Note/Bond	4.125%	7/31/2031	8,081	8,049
United States Treasury Note/Bond	1.250%	8/15/2031	19,802	17,114
United States Treasury Note/Bond	3.750%	8/31/2031	8,622	8,433
United States Treasury Note/Bond	3.625%	9/30/2031	8,470	8,235
United States Treasury Note/Bond	4.125%	10/31/2031	8,361	8,322
United States Treasury Note/Bond	1.375%	11/15/2031	20,722	17,899
United States Treasury Note/Bond	4.125%	11/30/2031	8,420	8,377
United States Treasury Note/Bond	4.500%	12/31/2031	7,457	7,553
United States Treasury Note/Bond	4.375%	1/31/2032	7,992	8,045
United States Treasury Note/Bond	1.875%	2/15/2032	20,053	17,694
United States Treasury Note/Bond	4.125%	2/29/2032	8,563	8,513
United States Treasury Note/Bond	4.125%	3/31/2032	8,327	8,275
United States Treasury Note/Bond	4.000%	4/30/2032	6,629	6,542
United States Treasury Note/Bond	2.875%	5/15/2032	20,063	18,628
United States Treasury Note/Bond	4.125%	5/31/2032	8,720	8,661
United States Treasury Note/Bond	4.000%	6/30/2032	9,112	8,987
United States Treasury Note/Bond	4.000%	7/31/2032	9,119	8,988
United States Treasury Note/Bond	2.750%	8/15/2032	18,460	16,954
United States Treasury Note/Bond	3.875%	8/31/2032	9,141	8,944
United States Treasury Note/Bond	3.875%	9/30/2032	8,628	8,439
United States Treasury Note/Bond	3.750%	10/31/2032	9,180	8,911
United States Treasury Note/Bond	4.125%	11/15/2032	16,051	15,911
United States Treasury Note/Bond	3.750%	11/30/2032	8,219	7,972
United States Treasury Note/Bond	3.875%	12/31/2032	8,774	8,568
United States Treasury Note/Bond	4.000%	1/31/2033	8,874	8,723
United States Treasury Note/Bond	3.500%	2/15/2033	18,953	18,086
United States Treasury Note/Bond	3.750%	2/28/2033	8,685	8,414
United States Treasury Note/Bond	4.250%	3/31/2033	7,628	7,605
United States Treasury Note/Bond	4.125%	4/30/2033	7,979	7,892
United States Treasury Note/Bond	3.375%	5/15/2033	17,823	16,836
United States Treasury Note/Bond	4.250%	5/31/2033	7,837	7,809
United States Treasury Note/Bond	4.250%	6/30/2033	9,720	9,684
United States Treasury Note/Bond	3.875%	8/15/2033	20,240	19,683
United States Treasury Note/Bond	4.500%	11/15/2033	21,279	21,495
United States Treasury Note/Bond	4.000%	2/15/2034	22,292	21,788
United States Treasury Note/Bond	4.375%	5/15/2034	22,542	22,557
United States Treasury Note/Bond	3.875%	8/15/2034	20,908	20,195
United States Treasury Note/Bond	4.250%	11/15/2034	21,383	21,173
United States Treasury Note/Bond	4.625%	2/15/2035	20,815	21,150
United States Treasury Note/Bond	4.250%	5/15/2035	22,398	22,136
United States Treasury Note/Bond	4.250%	8/15/2035	19,584	19,335
United States Treasury Note/Bond	4.000%	11/15/2035	19,507	18,872
United States Treasury Note/Bond	4.125%	2/15/2036	19,205	18,742
United States Treasury Note/Bond	4.375%	5/15/2036	20,563	20,455
United States Treasury Note/Bond	3.500%	2/15/2039	890	800
United States Treasury Note/Bond	4.250%	5/15/2039	1,318	1,273
United States Treasury Note/Bond	4.500%	8/15/2039	2,593	2,557
United States Treasury Note/Bond	4.375%	11/15/2039	2,496	2,425
United States Treasury Note/Bond	4.625%	2/15/2040	2,512	2,498
United States Treasury Note/Bond	1.125%	5/15/2040	7,524	4,761

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.375%	5/15/2040	2,269	2,194
United States Treasury Note/Bond	1.125%	8/15/2040	9,707	6,082
United States Treasury Note/Bond	3.875%	8/15/2040	1,915	1,747
United States Treasury Note/Bond	1.375%	11/15/2040	11,389	7,364
United States Treasury Note/Bond	4.250%	11/15/2040	2,770	2,629
United States Treasury Note/Bond	1.875%	2/15/2041	12,476	8,657
United States Treasury Note/Bond	4.750%	2/15/2041	2,706	2,707
United States Treasury Note/Bond	2.250%	5/15/2041	9,056	6,606
United States Treasury Note/Bond	4.375%	5/15/2041	1,680	1,610
United States Treasury Note/Bond	1.750%	8/15/2041	12,351	8,277
United States Treasury Note/Bond	3.750%	8/15/2041	2,245	1,996
United States Treasury Note/Bond	2.000%	11/15/2041	11,893	8,238
United States Treasury Note/Bond	3.125%	11/15/2041	2,883	2,356
United States Treasury Note/Bond	2.375%	2/15/2042	8,961	6,540
United States Treasury Note/Bond	3.125%	2/15/2042	3,157	2,567
United States Treasury Note/Bond	3.000%	5/15/2042	2,120	1,688
United States Treasury Note/Bond	3.250%	5/15/2042	7,780	6,409
United States Treasury Note/Bond	2.750%	8/15/2042	3,520	2,690
United States Treasury Note/Bond	3.375%	8/15/2042	6,522	5,443
United States Treasury Note/Bond	2.750%	11/15/2042	3,626	2,757
United States Treasury Note/Bond	4.000%	11/15/2042	7,430	6,709
United States Treasury Note/Bond	3.125%	2/15/2043	3,380	2,703
United States Treasury Note/Bond	3.875%	2/15/2043	7,744	6,866
United States Treasury Note/Bond	2.875%	5/15/2043	5,245	4,026
United States Treasury Note/Bond	3.875%	5/15/2043	6,383	5,643
United States Treasury Note/Bond	3.625%	8/15/2043	4,680	3,988
United States Treasury Note/Bond	4.375%	8/15/2043	8,548	8,042
United States Treasury Note/Bond	3.750%	11/15/2043	4,185	3,618
United States Treasury Note/Bond	4.750%	11/15/2043	8,101	7,970
United States Treasury Note/Bond	3.625%	2/15/2044	4,755	4,031
United States Treasury Note/Bond	4.500%	2/15/2044	8,348	7,953
United States Treasury Note/Bond	3.375%	5/15/2044	4,526	3,691
United States Treasury Note/Bond	4.625%	5/15/2044	7,994	7,724
United States Treasury Note/Bond	3.125%	8/15/2044	5,384	4,213
United States Treasury Note/Bond	4.125%	8/15/2044	8,061	7,290
United States Treasury Note/Bond	3.000%	11/15/2044	4,742	3,626
United States Treasury Note/Bond	4.625%	11/15/2044	7,572	7,301
United States Treasury Note/Bond	2.500%	2/15/2045	4,134	2,900
United States Treasury Note/Bond	4.750%	2/15/2045	8,454	8,270
United States Treasury Note/Bond	3.000%	5/15/2045	2,574	1,957
United States Treasury Note/Bond	5.000%	5/15/2045	8,352	8,425
United States Treasury Note/Bond	2.875%	8/15/2045	3,824	2,836
United States Treasury Note/Bond	4.875%	8/15/2045	8,497	8,432
United States Treasury Note/Bond	3.000%	11/15/2045	1,865	1,408
United States Treasury Note/Bond	4.625%	11/15/2045	7,805	7,497
United States Treasury Note/Bond	2.500%	2/15/2046	4,527	3,123
United States Treasury Note/Bond	4.625%	2/15/2046	7,830	7,515
United States Treasury Note/Bond	2.500%	5/15/2046	3,592	2,468
United States Treasury Note/Bond	5.000%	5/15/2046	5,881	5,926
United States Treasury Note/Bond	2.250%	8/15/2046	5,903	3,851
United States Treasury Note/Bond	2.875%	11/15/2046	2,270	1,658
United States Treasury Note/Bond	3.000%	2/15/2047	4,490	3,341
United States Treasury Note/Bond	3.000%	5/15/2047	3,973	2,949
United States Treasury Note/Bond	2.750%	8/15/2047	6,097	4,311
United States Treasury Note/Bond	2.750%	11/15/2047	6,223	4,387
United States Treasury Note/Bond	3.000%	2/15/2048	7,589	5,586
United States Treasury Note/Bond	3.125%	5/15/2048	7,985	5,996
United States Treasury Note/Bond	3.000%	8/15/2048	8,724	6,392
United States Treasury Note/Bond	3.375%	11/15/2048	8,963	7,006
United States Treasury Note/Bond	3.000%	2/15/2049	9,570	6,977
United States Treasury Note/Bond	2.875%	5/15/2049	9,325	6,623
United States Treasury Note/Bond	2.250%	8/15/2049	8,568	5,327
United States Treasury Note/Bond	2.375%	11/15/2049	8,698	5,540
United States Treasury Note/Bond	2.000%	2/15/2050	8,052	4,690
United States Treasury Note/Bond	1.250%	5/15/2050	7,802	3,710
United States Treasury Note/Bond	1.375%	8/15/2050	12,626	6,191
United States Treasury Note/Bond	1.625%	11/15/2050	12,971	6,779
United States Treasury Note/Bond	1.875%	2/15/2051	14,869	8,263
United States Treasury Note/Bond	2.375%	5/15/2051	15,525	9,711
United States Treasury Note/Bond	2.000%	8/15/2051	13,575	7,729

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.875%	11/15/2051	12,120	6,659
	United States Treasury Note/Bond	2.250%	2/15/2052	10,652	6,415
	United States Treasury Note/Bond	2.875%	5/15/2052	12,555	8,685
	United States Treasury Note/Bond	3.000%	8/15/2052	11,638	8,249
	United States Treasury Note/Bond	4.000%	11/15/2052	10,526	9,003
	United States Treasury Note/Bond	3.625%	2/15/2053	10,314	8,249
	United States Treasury Note/Bond	3.625%	5/15/2053	10,480	8,373
	United States Treasury Note/Bond	4.125%	8/15/2053	11,563	10,099
	United States Treasury Note/Bond	4.750%	11/15/2053	11,852	11,462
	United States Treasury Note/Bond	4.250%	2/15/2054	12,256	10,933
	United States Treasury Note/Bond	4.625%	5/15/2054	12,071	11,463
	United States Treasury Note/Bond	4.250%	8/15/2054	12,875	11,497
	United States Treasury Note/Bond	4.500%	11/15/2054	12,137	11,300
	United States Treasury Note/Bond	4.625%	2/15/2055	12,782	12,152
	United States Treasury Note/Bond	4.750%	5/15/2055	12,254	11,887
	United States Treasury Note/Bond	4.750%	8/15/2055	11,747	11,398
	United States Treasury Note/Bond	4.625%	11/15/2055	9,139	8,695
	United States Treasury Note/Bond	4.750%	2/15/2056	12,494	12,135
	United States Treasury Note/Bond	5.000%	5/15/2056	11,741	11,864
					2,688,715
Agency Bonds and Notes (0.3%)
	Federal Farm Credit Banks Funding Corp.	4.250%	2/24/2028	100	100
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/2028	100	100
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/2028	93	93
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/2029	108	106
	Federal Farm Credit Banks Funding Corp.	4.000%	4/1/2030	100	99
	Federal Home Loan Banks	3.500%	9/9/2027	275	273
	Federal Home Loan Banks	3.500%	3/3/2028	440	435
	Federal Home Loan Banks	4.125%	6/1/2028	760	758
	Federal Home Loan Banks	4.000%	6/30/2028	450	448
	Federal Home Loan Banks	3.250%	11/16/2028	315	308
	Federal Home Loan Banks	4.750%	12/8/2028	50	51
	Federal Home Loan Banks	4.625%	6/8/2029	370	374
	Federal Home Loan Banks	4.750%	3/10/2034	45	46
	Federal Home Loan Banks	5.500%	7/15/2036	1,400	1,511
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	127	137
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	1,525	1,685
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	1,102	1,215
[1]	Federal National Mortgage Association	0.750%	10/8/2027	1,000	958
[1]	Federal National Mortgage Association	6.250%	5/15/2029	175	185
[1]	Federal National Mortgage Association	7.125%	1/15/2030	925	1,011
[1]	Federal National Mortgage Association	7.250%	5/15/2030	300	332
[1]	Federal National Mortgage Association	0.875%	8/5/2030	1,400	1,224
[1]	Federal National Mortgage Association	6.625%	11/15/2030	720	787
[1]	Federal National Mortgage Association	5.625%	7/15/2037	275	299
	Private Export Funding Corp.	1.400%	7/15/2028	175	165
	Private Export Funding Corp.	3.650%	3/15/2030	100	97
	Tennessee Valley Authority	3.875%	3/15/2028	375	373
	Tennessee Valley Authority	7.125%	5/1/2030	1,000	1,101
	Tennessee Valley Authority	3.875%	8/1/2030	145	143
	Tennessee Valley Authority	1.500%	9/15/2031	550	480
	Tennessee Valley Authority	4.375%	8/1/2034	152	151
	Tennessee Valley Authority	4.875%	5/15/2035	241	246
	Tennessee Valley Authority	4.650%	6/15/2035	175	176
	Tennessee Valley Authority	5.880%	4/1/2036	250	275
	Tennessee Valley Authority	5.500%	6/15/2038	100	107
	Tennessee Valley Authority	5.250%	9/15/2039	512	532
	Tennessee Valley Authority	4.875%	1/15/2048	100	96
	Tennessee Valley Authority	5.250%	2/1/2055	200	197
	Tennessee Valley Authority	5.375%	4/1/2056	50	50
	Tennessee Valley Authority	4.625%	9/15/2060	180	159
	Tennessee Valley Authority	4.250%	9/15/2065	200	163
					17,046
Conventional Mortgage-Backed Securities (19.2%)
[1,2]	Fannie Mae Pool	2.000%	5/1/2052	1,990	1,607
[1,2]	Fannie Mae Pool	2.500%	2/1/2038	1,010	945
[1,2]	Fannie Mae Pool	3.000%	2/1/2050–3/1/2056	2,140	1,897
[1,2]	Fannie Mae Pool	3.500%	1/1/2053–1/1/2056	2,572	2,346
[1,2]	Fannie Mae Pool	4.000%	8/1/2048–10/1/2052	3,056	2,883

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Fannie Mae Pool	4.500%	1/1/2041–5/1/2056	3,938	3,804
[1,2,3]	Fannie Mae Pool	5.000%	1/1/2056–6/1/2056	9,532	9,407
[1,2]	Fannie Mae Pool	5.500%	2/1/2055–5/1/2056	6,419	6,490
[1,2]	Fannie Mae Pool	6.000%	11/1/2055–5/1/2056	1,912	1,973
[1,2]	Fannie Mae Pool	6.500%	9/1/2032	6	6
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/2028–12/1/2031	95	91
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	1,630	1,571
[1,2]	Freddie Mac Gold Pool	3.000%	5/1/2029–8/1/2047	5,463	5,067
[1,2]	Freddie Mac Gold Pool	3.500%	7/1/2026–11/1/2048	12,266	11,432
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/2033–11/1/2048	6,446	6,168
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/2039–10/1/2048	3,298	3,247
[1,2]	Freddie Mac Gold Pool	5.000%	5/1/2033–11/1/2048	781	786
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/2028–7/1/2039	306	313
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/2028–3/1/2039	391	406
[1,2]	Freddie Mac Gold Pool	7.000%	2/1/2027–2/1/2037	28	30
[1,2]	Freddie Mac Gold Pool	8.500%	10/1/2026–11/1/2030	1	1
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/2027–5/1/2030	1	1
[1,2]	Freddie Mac Pool	3.000%	10/1/2053–6/1/2056	1,690	1,478
[1,2]	Freddie Mac Pool	4.000%	4/1/2056	592	553
[1,2,3]	Freddie Mac Pool	4.500%	1/1/2041–6/1/2056	1,701	1,658
[1,2]	Freddie Mac Pool	5.000%	6/1/2041–6/1/2056	7,062	6,987
[1,2]	Freddie Mac Pool	5.500%	1/1/2056–5/1/2056	4,716	4,769
[1,2,3]	Freddie Mac Pool	6.000%	5/1/2054–6/1/2056	3,098	3,196
[2,3]	Ginnie Mae	2.000%	8/20/2056	620	508
[2,3]	Ginnie Mae	4.500%	7/20/2056	630	605
[2,3]	Ginnie Mae	5.000%	7/20/2056–8/20/2056	5,510	5,431
[2,3]	Ginnie Mae	5.500%	8/20/2056	4,200	4,215
[2,3]	Ginnie Mae	6.000%	7/20/2056	1,630	1,663
[2]	Ginnie Mae I Pool	3.000%	9/15/2042–7/15/2043	568	518
[2]	Ginnie Mae I Pool	3.500%	1/15/2027–9/15/2049	746	696
[2]	Ginnie Mae I Pool	4.000%	7/15/2039–11/15/2047	779	749
[2]	Ginnie Mae I Pool	4.500%	7/15/2033–3/15/2041	789	775
[2]	Ginnie Mae I Pool	5.000%	3/15/2039–9/15/2040	244	245
[2]	Ginnie Mae I Pool	6.000%	6/15/2032–3/15/2040	32	33
[2]	Ginnie Mae I Pool	6.500%	8/15/2027–12/15/2038	39	41
[2]	Ginnie Mae I Pool	7.000%	7/15/2027–10/15/2031	8	8
[2]	Ginnie Mae I Pool	7.500%	2/15/2027–1/15/2031	3	3
[2]	Ginnie Mae I Pool	8.000%	10/15/2026–10/15/2030	1	1
[2]	Ginnie Mae II Pool	1.500%	12/20/2051	843	662
[2]	Ginnie Mae II Pool	2.000%	8/20/2050–6/20/2052	28,594	23,461
[2]	Ginnie Mae II Pool	2.500%	6/20/2027–5/20/2052	28,728	24,579
[2]	Ginnie Mae II Pool	3.000%	7/20/2029–5/20/2053	27,949	25,028
[2]	Ginnie Mae II Pool	3.500%	7/20/2026–1/20/2056	25,001	23,035
[2]	Ginnie Mae II Pool	4.000%	8/20/2040–5/20/2056	17,839	16,857
[2]	Ginnie Mae II Pool	4.500%	2/20/2039–6/20/2056	28,123	27,198
[2]	Ginnie Mae II Pool	5.000%	5/20/2039–6/20/2056	44,064	43,604
[2]	Ginnie Mae II Pool	5.500%	11/20/2052–3/20/2056	38,840	39,223
[2]	Ginnie Mae II Pool	6.000%	12/20/2052–12/20/2055	20,518	21,046
[2]	Ginnie Mae II Pool	6.500%	12/20/2035–8/20/2055	5,370	5,592
[2]	Ginnie Mae II Pool	7.000%	8/20/2036–9/20/2054	897	935
[2]	Ginnie Mae II Pool	7.500%	2/20/2054	57	59
[1,2]	UMBS Pool	1.500%	7/1/2035–4/1/2052	36,879	30,142
[1,2,3]	UMBS Pool	2.000%	11/1/2027–7/13/2056	158,825	131,440
[1,2]	UMBS Pool	2.500%	1/1/2027–9/1/2052	110,814	94,869
[1,2,3]	UMBS Pool	3.000%	12/1/2028–8/13/2056	65,119	58,078
[1,2]	UMBS Pool	3.500%	8/1/2026–6/1/2055	35,062	32,331
[1,2,3]	UMBS Pool	4.000%	9/1/2026–7/13/2056	36,138	34,270
[1,2,3]	UMBS Pool	4.500%	4/1/2028–8/13/2056	40,043	38,849
[1,2,3]	UMBS Pool	5.000%	3/1/2028–7/13/2056	81,523	80,733
[1,2,3]	UMBS Pool	5.500%	11/1/2031–7/13/2056	96,058	97,030
[1,2,3]	UMBS Pool	6.000%	6/1/2028–8/13/2056	75,639	77,764
[1,2,3]	UMBS Pool	6.500%	11/1/2052–7/13/2056	31,997	33,304
[1,2]	UMBS Pool	7.000%	5/1/2027–8/1/2055	4,501	4,766
[1,2]	UMBS Pool	7.500%	10/1/2029–1/1/2054	204	219
[1,2]	UMBS Pool	8.500%	12/1/2026–4/1/2031	1	1
					1,059,678
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	5.938%	1/1/2035	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.553%	12/1/2041	3	3

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.428%	6.068%	7/1/2036	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.745%	3/1/2043	17	17
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.281%	7/1/2043	12	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.622%	6.229%	6/1/2043	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.873%	2/1/2036	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	5.752%	3/1/2038	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.655%	6.409%	8/1/2035	11	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.345%	10/1/2042	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.916%	5/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	3	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	10	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040–10/1/2042	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.970%	12/1/2040	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.710%	5.960%	1/1/2037	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.216%	8/1/2039	9	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.734%	5.921%	5/1/2042	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.419%	9/1/2034	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.353%	7/1/2041	12	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.769%	6.391%	9/1/2043	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	5.905%	2/1/2041	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.781%	6.228%	7/1/2042	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.788%	6.017%	5/1/2042	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.316%	3/1/2042	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.280%	8/1/2042	14	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	5.989%	3/1/2042	7	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.804%	6.261%	11/1/2039	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.212%	11/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.060%	2/1/2041	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	2/1/2041	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.179%	5/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040–6/1/2041	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.066%	3/1/2041	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.075%	3/1/2041	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.972%	4/1/2041	7	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	2	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.459%	9/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.960%	5/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.085%	1/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.363%	11/1/2034	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.034%	4/1/2037	3	4
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 0.989%	4.989%	4/1/2037	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.955%	8/1/2037	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.875%	2/1/2036–5/1/2036	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.068%	11/1/2034	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.042%	10/1/2036	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.015%	12/1/2036–5/1/2042	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.040%	12/1/2034	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	5.878%	2/1/2037	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/2035	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.118%	12/1/2036	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	3	3

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.875%	5/1/2038	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.831%	6.208%	2/1/2042	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.230%	5/1/2037	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.005%	5/1/2040–3/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/2040–1/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.255%	6/1/2040	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.364%	6/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	5	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.058%	2/1/2042	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.350%	11/1/2040	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.035%	2/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.065%	2/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.160%	1/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.210%	3/1/2038	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.355%	6/1/2037	5	5
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	1/20/2041–3/20/2043	26	26
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	10/20/2038–12/20/2042	40	41
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	10	10
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	4/20/2041–6/20/2043	24	26
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	4	5
					458
Total U.S. Government and Agency Obligations (Cost $4,015,085)					3,765,897
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[2]	Ally Auto Receivables Trust Class A3 Series 2026-1	3.920%	10/15/2030	120	119
[2]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/2028	16	16
[2]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/2030	35	35
[2]	Ally Auto Receivables Trust Class A4 Series 2025-1	4.080%	6/16/2031	100	99
[2]	Ally Auto Receivables Trust Class A4 Series 2026-1	4.020%	6/15/2031	203	200
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/2030	75	76
[2]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/2028	200	201
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	200	203
[2]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/2029	400	403
[2]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/2031	220	225
[2]	American Express Credit Account Master Trust Class A Series 2025-1	4.560%	12/17/2029	125	125
[2]	American Express Credit Account Master Trust Class A Series 2025-4	4.300%	7/15/2030	50	50
[2]	American Express Credit Account Master Trust Class A Series 2025-5	4.510%	7/15/2032	60	60
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/2028	25	25
[2]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/2029	200	201
[2]	BA Credit Card Trust Class A Series 2025-A1	4.310%	5/15/2030	100	100
[2]	BA Credit Card Trust Class A Series 2026-A1	4.220%	4/15/2031	218	217
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/2060	16	16
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/2061	100	99
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/2061	75	71
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/2062	170	160
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	180	169
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	150	141
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/2060	42	41
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	98	97
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	150	146
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/2054	149	146
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/2061	125	124
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/2061	38	37
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/2060	100	99
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	110	109
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	125	122
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/2052	100	97
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/2062	100	96
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/2062	290	273
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/2063	175	160
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/2063	50	44
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/2053	50	44
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/2053	75	66
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/2054	50	44
[2]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/2056	100	104
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/2060	150	148

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/2060	404	399
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	75	74
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/2061	250	246
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/2061	25	25
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/2052	100	94
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/2063	200	185
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/2063	150	133
[2,4]	BANK Class A5 Series 2021-BN32	2.643%	4/15/2054	75	68
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/2064	50	45
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/2063	150	132
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/2064	100	88
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/2064	125	111
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/2064	125	111
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/2055	175	169
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/2056	50	50
[2]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/2057	220	229
[2]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/2057	275	275
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/2060	100	98
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/2060	404	397
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/2060	75	73
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/2050	25	24
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/2061	50	49
[2,4]	BANK Class AS Series 2018-BNK12	4.450%	5/15/2061	50	48
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/2060	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/2052	25	24
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/2062	50	45
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/2052	75	70
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/2052	75	69
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/2062	75	69
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/2063	65	60
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/2063	55	50
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/2063	50	44
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/2054	25	22
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/2064	50	44
[2]	BANK Class AS Series 2022-BNK39	3.181%	2/15/2055	7	6
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/2056	25	25
[2,4]	BANK Class AS Series 2024-BNK48	5.355%	10/15/2057	250	248
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/2061	14	14
[2,4]	BANK Class C Series 2017-BNK8	4.225%	11/15/2050	50	43
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	72	72
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/2050	28	28
[2,4]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/2056	100	103
[2,4]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/2056	50	52
[2]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/2057	100	102
[2,4]	BANK5 Class AS Series 2023-5YR2	7.379%	7/15/2056	25	26
[2,4]	BANK5 Class AS Series 2023-5YR3	7.559%	9/15/2056	50	52
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	250	242
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	150	142
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/2052	275	260
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/2052	25	23
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/2052	100	94
[2]	Barclays Dryrock Issuance Trust Class A Series 2025-1	3.970%	7/15/2031	110	109
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/2057	320	327
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C27	6.014%	7/15/2057	400	411
[2]	BBCMS Mortgage Trust Class A3 Series 2026-5C40	5.248%	2/15/2059	280	284
[2]	BBCMS Mortgage Trust Class A3 Series 2026-5C42	5.598%	6/15/2059	60	62
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/2050	125	124
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/2053	100	92
[2]	BBCMS Mortgage Trust Class A4 Series 2025-C32	5.433%	2/15/2062	100	102
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	125	123
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/2053	50	45
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/2053	125	111
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/2054	50	44
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/2054	100	89
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/2054	150	134
[2,4]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/2055	510	457
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/2056	50	51
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/2056	100	105
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/2056	50	54

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/2057	50	51
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/2057	200	209
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/2057	100	102
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/2057	450	463
[2]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/2062	100	104
[2,4]	BBCMS Mortgage Trust Class A5 Series 2025-C35	5.586%	7/15/2058	47	49
[2]	BBCMS Mortgage Trust Class A5 Series 2025-C39	5.297%	12/15/2058	400	406
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/2050	100	98
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/2053	35	32
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.506%	9/15/2056	50	53
[2]	BBCMS Mortgage Trust Class AS Series 2025-C39	5.492%	12/15/2058	80	80
[2,4]	BBCMS Mortgage Trust Class AS Series 2026-5C40	5.529%	2/15/2059	100	101
[2,4]	BBCMS Mortgage Trust Class B Series 2025-C39	6.012%	12/15/2058	30	30
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/2054	144	130
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/2053	14	13
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/2043	125	109
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/2055	75	76
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/2056	20	20
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/2057	50	51
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	200	202
[2]	Benchmark Mortgage Trust Class A3 Series 2025-V15	5.805%	6/15/2058	250	258
[2]	Benchmark Mortgage Trust Class A3 Series 2025-V18	5.184%	10/15/2058	520	525
[2]	Benchmark Mortgage Trust Class A3 Series 2026-V20	5.184%	2/15/2059	130	131
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/2051	75	74
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/2051	50	49
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/2053	175	173
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/2062	80	78
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/2057	280	264
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	100	98
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/2051	325	320
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/2051	225	222
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/2051	350	344
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/2052	125	123
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/2062	225	212
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/2072	230	214
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/2052	105	102
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/2053	100	93
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/2053	100	90
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/2053	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/2053	125	110
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/2054	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/2054	225	198
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/2054	125	112
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/2054	1,125	1,006
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/2054	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/2054	75	67
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/2054	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/2054	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/2054	200	178
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/2055	275	244
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/2055	75	69
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/2055	50	46
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/2055	100	97
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/2056	175	182
[2]	Benchmark Mortgage Trust Class A5 Series 2025-B41	5.407%	7/15/2068	54	55
[2]	Benchmark Mortgage Trust Class A5 Series 2026-B42	5.100%	3/15/2059	120	120
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/2051	50	48
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/2051	75	72
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/2062	50	47
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/2053	25	23
[2]	Benchmark Mortgage Trust Class AM Series 2026-V20	5.436%	2/15/2059	50	50
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/2051	150	141
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/2051	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/2052	50	48
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/2052	75	69
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/2053	30	26
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/2053	25	21
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/2053	10	9

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/2043	50	42
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/2054	75	63
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/2054	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.526%	1/15/2055	75	65
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/2056	50	51
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/2055	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/2056	60	62
[2,4]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/2057	100	101
[2]	Benchmark Mortgage Trust Class AS Series 2025-B41	5.754%	7/15/2068	26	27
[2,4]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/2056	400	410
[2]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	50	51
[2,4]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	100	102
[2]	BMO Mortgage Trust Class A3 Series 2025-5C13	5.227%	12/15/2058	90	91
[2]	BMO Mortgage Trust Class A3 Series 2026-5C14	5.209%	3/15/2059	270	273
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/2055	50	46
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/2054	200	202
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/2056	50	50
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/2056	50	52
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/2056	100	104
[2,4]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/2057	100	103
[2]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/2057	90	94
[2]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/2058	110	114
[2]	BMO Mortgage Trust Class A5 Series 2025-C13	5.353%	10/15/2058	280	285
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	7.355%	8/15/2056	300	310
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/2056	40	42
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C2	7.485%	11/15/2056	200	208
[2,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/2056	25	26
[2,4]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/2056	200	214
[2,4]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/2057	300	312
[2]	BMO Mortgage Trust Class AS Series 2025-5C13	5.575%	12/15/2058	60	60
[2]	BMO Mortgage Trust Class AS Series 2026-5C14	5.539%	3/15/2059	70	71
[2,4]	BMO Mortgage Trust Class B Series 2024-5C4	7.251%	5/15/2057	300	310
[2]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	200	200
[2]	BMW Vehicle Lease Trust Class A3 Series 2026-1	4.150%	5/25/2029	90	90
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	95	95
[2]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	50	50
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/2028	4	4
[2]	BMW Vehicle Owner Trust Class A3 Series 2025-A	4.560%	9/25/2029	125	125
[2]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/2029	7	7
[2]	BMW Vehicle Owner Trust Class A4 Series 2025-A	4.660%	12/27/2032	75	75
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/2053	135	126
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/2052	125	121
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/2052	140	132
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/2053	60	53
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A1	3.820%	9/15/2030	326	322
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A2	4.020%	9/15/2032	147	145
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A3	4.650%	10/15/2037	420	412
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/2030	450	424
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/2028	4	4
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/2029	84	84
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/2028	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	40	40
[2]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	15	15
[2]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/2028	13	13
[2]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/2028	28	29
[2]	CarMax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/2029	222	223
[2]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	100	100
[2]	CarMax Auto Owner Trust Class A3 Series 2025-4	3.970%	12/16/2030	50	50
[2]	CarMax Auto Owner Trust Class A3 Series 2026-1	4.040%	3/17/2031	130	129
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/2029	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/2028	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/2029	20	20
[2]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/2029	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	80	80
[2]	CarMax Auto Owner Trust Class A4 Series 2025-3	4.470%	1/15/2031	100	100
[2]	CarMax Auto Owner Trust Class A4 Series 2025-4	4.080%	6/16/2031	30	30
[2]	CarMax Auto Owner Trust Class A4 Series 2026-1	4.180%	3/15/2032	100	99
[2]	CarMax Select Receivables Trust Class A3 Series 2025-B	4.120%	3/15/2030	30	30
[2]	CarMax Select Receivables Trust Class A3 Series 2026-A	3.990%	5/17/2032	110	109
[2]	CarMax Select Receivables Trust Class A3 Series 2026-B	4.640%	12/16/2030	121	121

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Carvana Auto Receivables Trust Class A3 Series 2025-P2	4.550%	8/12/2030	200	200
[2]	Carvana Auto Receivables Trust Class A3 Series 2025-P3	4.040%	11/11/2030	60	60
[2]	Carvana Auto Receivables Trust Class A4 Series 2025-P2	4.750%	6/10/2031	116	116
[2]	Carvana Auto Receivables Trust Class B Series 2025-P4	4.590%	1/12/2032	50	49
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/2057	38	36
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	91	90
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/2049	100	99
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	144	142
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/2051	75	74
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/2057	450	421
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/2050	125	123
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	75	73
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/2050	31	27
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/2051	4	4
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/2050	50	49
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/2058	6	5
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/2050	250	246
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/2050	50	49
[2]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/2030	100	101
[2]	Chase Issuance Trust Class A Series 2024-A2	4.630%	1/15/2031	100	101
[2]	Chase Issuance Trust Class A Series 2025-A1	4.160%	7/15/2030	1,250	1,245
[2]	Chase Issuance Trust Class A Series 2026-A1	4.400%	5/15/2031	560	560
[2]	Citibank Credit Card Issuance Trust Class A Series 2025-A1	4.300%	6/21/2030	150	150
[2]	Citibank Credit Card Issuance Trust Class A Series 2025-A2	4.490%	6/21/2032	100	100
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/2039	100	109
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/2030	200	198
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/2050	74	73
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/2048	14	14
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/2049	33	33
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	250	246
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	275	272
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/2052	275	258
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/2049	73	72
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/2056	225	212
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/2053	110	101
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.712%	5/15/2054	75	74
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/2050	50	49
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/2053	45	40
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/2048	41	39
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/2028	17	17
[2]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/2029	27	27
[2]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/2029	29	29
[2]	CNH Equipment Trust Class A3 Series 2025-B	4.300%	10/15/2030	100	100
[2]	CNH Equipment Trust Class A3 Series 2026-A	4.000%	5/15/2031	260	257
[2]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/2032	50	50
[2]	CNH Equipment Trust Class A4 Series 2025-B	4.430%	1/18/2033	100	100
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/2050	35	35
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/2051	125	123
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/2057	115	108
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/2046	9	9
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/2057	50	46
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/2046	19	7
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	3.911%	2/10/2047	10	9
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/2052	275	263
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/2054	250	229
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/2051	25	25
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/2052	225	220
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/2050	150	146
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/2051	275	272
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/2054	50	44
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	3.891%	4/15/2050	34	33
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/2051	100	99
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	100	99
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	50	45
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/2050	50	49
[2]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	6	6
[2]	Exeter Automobile Receivables Trust Class A3 Series 2025-1A	4.670%	8/15/2028	23	23
[2]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/2030	45	45
[2]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/2029	13	13
[2]	Exeter Automobile Receivables Trust Class B Series 2025-5A	4.280%	7/15/2030	140	139

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Exeter Automobile Receivables Trust Class B Series 2026-1A	4.220%	10/15/2030	80	79
[2]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/2028	2	2
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/2028	6	6
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/2028	9	9
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/2031	26	25
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.687%	3/25/2033	200	166
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2025-M1	4.800%	1/25/2032	36	36
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/2031	76	69
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/2026	38	38
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.519%	9/25/2026	126	126
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/2026	1	1
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.167%	6/25/2027	143	141
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.869%	11/25/2027	50	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.120%	4/25/2029	33	32
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/2027	169	167
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/2027	308	305
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.776%	8/25/2030	45	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.893%	9/25/2030	131	128
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.697%	8/25/2028	158	155
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M2	3.026%	1/25/2028	323	316
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.177%	2/25/2030	43	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.169%	3/25/2028	99	98
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.130%	3/25/2028	82	81
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.473%	7/25/2028	111	109
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.679%	9/25/2028	140	138
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/2029	370	355
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/2029	222	210
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.748%	11/25/2028	148	145
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/2029	297	281
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/2031	248	239
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/2029	175	170
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/2029	173	167
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/2029	168	163
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/2029	950	894
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/2030	225	205
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/2030	100	90
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/2030	10	9
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/2030	242	218
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/2030	105	98
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.367%	10/25/2030	252	224
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.431%	11/25/2030	59	52
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.505%	3/25/2031	225	196
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.651%	4/25/2031	50	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.796%	10/25/2031	275	240
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.517%	11/25/2030	50	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.286%	1/25/2031	225	197
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.725%	10/25/2031	325	282
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	1.991%	1/25/2032	215	189
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.582%	9/25/2031	75	66
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/2031	100	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/2030	150	139
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/2031	150	132
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.647%	4/25/2033	140	139
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M6	4.190%	7/25/2028	128	127
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M8	4.625%	3/25/2033	50	50
[1,2]	Fannie Mae-Aces Class A2 Series 2026-G1	4.500%	11/25/2032	510	508
[1,2]	Fannie Mae-Aces Class A2 Series 2026-M11	4.250%	4/25/2033	490	479
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.218%	11/25/2027	196	194
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-171	4.400%	5/30/2063	100	98
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-174	4.530%	10/25/2035	300	297
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-176	4.385%	12/25/2035	1,020	996
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K543	4.329%	6/25/2030	100	99
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K547	4.421%	5/25/2030	75	75
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K761	4.400%	6/25/2032	700	694

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K-178	4.400%	2/25/2036	330	323
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K-180	4.350%	4/25/2035	220	214
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K548	4.320%	9/25/2030	70	70
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K762	4.360%	9/25/2032	1,500	1,483
[1,2]	Federal National Mortgage Association-ACES Class A2 Series 2025-M4	4.389%	8/25/2035	100	98
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	32	32
[2]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/2031	20	20
[2]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/2029	50	50
[2]	First National Master Note Trust Class A Series 2026-1	4.610%	5/15/2031	430	431
[2]	Ford Credit Auto Lease Trust Class A3 Series 2025-B	4.230%	12/15/2028	200	200
[2]	Ford Credit Auto Lease Trust Class A3 Series 2026-A	4.000%	7/15/2029	193	192
[2]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	150	151
[2]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	100	100
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	7	7
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	14	14
[2]	Ford Credit Auto Owner Trust Class A3 Series 2025-B	3.910%	4/15/2030	120	119
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/2028	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/2029	50	51
[2]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/2029	260	262
[2]	Ford Credit Auto Owner Trust Class A4 Series 2025-B	3.950%	7/15/2031	40	39
[2]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2025-2	4.060%	9/15/2030	270	267
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/2030	100	99
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2026-1	4.420%	5/15/2031	200	199
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2026-2	4.600%	5/15/2033	160	160
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/2030	100	100
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-168	4.130%	12/25/2034	200	193
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-169	4.660%	12/25/2034	300	300
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K759	4.800%	1/25/2032	500	506
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/2028	33	33
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/2030	19	18
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/2030	10	10
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/2030	41	37
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/2055	95	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/2035	47	41
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/2026	83	82
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/2027	433	429
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/2027	148	146
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/2027	500	494
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/2027	125	123
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/2027	192	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/2027	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/2027	225	222
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/2027	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/2028	125	123
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/2028	222	219
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/2028	149	147
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/2028	350	347
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/2028	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/2028	25	25
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/2028	175	173
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/2028	350	346
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/2028	75	74
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/2028	1,700	1,683
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/2028	275	271
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/2028	225	223
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/2028	386	380
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/2029	275	270
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/2029	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/2029	200	195
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/2029	450	439
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/2029	225	218
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/2029	392	377
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/2029	275	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/2029	275	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/2029	225	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/2029	450	424

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/2029	210	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/2029	370	348
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/2029	350	330
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/2029	300	283
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/2030	445	414
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/2030	95	87
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/2030	1,300	1,199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/2030	100	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/2030	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/2030	425	383
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/2030	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/2030	125	111
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/2030	320	284
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/2030	400	355
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/2030	300	266
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/2030	175	155
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/2030	175	155
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/2030	150	133
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/2031	700	626
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/2031	250	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/2031	425	384
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/2031	250	225
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/2031	400	357
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/2031	150	132
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/2031	400	354
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/2031	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/2031	200	178
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/2031	200	179
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/2031	125	111
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/2055	150	135
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/2032	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/2032	100	89
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/2032	700	661
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-150	3.710%	9/25/2032	1,000	954
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/2031	75	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/2031	100	96
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/2034	225	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/2035	150	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/2035	225	177
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/2035	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/2035	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/2035	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/2031	100	94
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/2036	200	165
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	150	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/2036	150	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/2032	100	97
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/2033	75	74
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/2033	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/2033	175	171
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/2030	100	98
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/2030	50	49
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/2033	140	139
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/2033	200	199
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/2033	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/2034	200	205
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/2034	205	203
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/2034	300	302
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-175	4.420%	10/25/2035	170	167
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/2028	140	141
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/2028	100	100
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/2028	100	101
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/2028	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/2028	100	101
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/2028	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-511	4.860%	10/25/2028	50	50
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/2028	46	47
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/2028	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/2029	150	153
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	150	153
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/2029	200	204
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/2029	200	204
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/2029	205	208
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/2029	123	124
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/2029	250	250
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K533	4.230%	12/25/2029	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K554	4.220%	12/25/2030	400	395
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K561	4.120%	3/25/2031	740	728
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/2031	200	204
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/2027	24	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/2028	200	192
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/2028	125	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/2028	94	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/2028	50	47
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/2028	150	142
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/2028	125	118
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/2030	150	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/2030	140	139
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/2030	200	199
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/2030	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/2031	225	224
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/2031	700	705
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K760	4.550%	1/25/2032	50	50
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K763	4.170%	10/25/2032	150	147
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K765	4.170%	2/25/2033	850	829
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/2034	395	372
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/2034	225	209
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/2034	335	293
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/2032	50	47
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/2033	200	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/2033	75	72
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/2029	50	47
[1,2,4]	FREMF Mortgage Trust Class A2 Series K541	4.348%	2/25/2030	650	647
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/2027	37	37
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2025-3	4.170%	8/21/2028	92	92
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2026-1	3.880%	1/22/2029	190	189
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2026-2	4.300%	3/20/2029	150	150
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	100	100
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	37	37
[2]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	14	14
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-1	4.620%	12/17/2029	100	100
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-3	4.180%	8/16/2030	100	100
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2026-1	3.840%	5/16/2031	88	87
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/2028	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/2029	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/2029	200	202
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/2030	80	80
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-1	4.730%	8/16/2030	100	100
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-3	4.300%	9/16/2031	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2026-1	3.970%	6/16/2032	70	69
[2]	GM Financial Consumer Automobile Receivables Trust Class B Series 2026-1	4.140%	6/16/2032	36	35
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	150	148
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/2049	4	4
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/2050	150	149
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/2050	261	258
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/2052	100	96
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/2052	150	142
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/2052	275	259
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/2052	125	118
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/2047	10	9
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	125	117
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	75	69
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/2053	125	110
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/2049	50	50
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/2050	50	48
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/2050	100	96
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/2050	70	68
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/2052	50	46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/2053	35	33
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/2053	25	21
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.449%	9/10/2047	9	9
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/2047	42	40
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/2050	10	8
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/2027	3	3
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/2028	17	17
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/2029	34	34
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/2030	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/2031	50	51
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/2032	100	100
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	5	5
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	26	26
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2025-3	4.040%	2/21/2030	135	134
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/2029	23	23
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/2030	400	404
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2025-3	4.100%	11/21/2031	38	38
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	11	11
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/2028	23	23
[2]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/2029	93	93
[2]	Hyundai Auto Receivables Trust Class A3 Series 2025-B	4.360%	12/17/2029	100	100
[2]	Hyundai Auto Receivables Trust Class A3 Series 2026-A	3.790%	2/18/2031	275	271
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/2028	14	14
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/2029	13	13
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/2030	150	151
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/2031	55	55
[2]	Hyundai Auto Receivables Trust Class A4 Series 2025-B	4.440%	6/17/2030	50	50
[2]	Hyundai Auto Receivables Trust Class A4 Series 2026-A	3.900%	12/15/2032	165	162
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	8	8
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/2028	13	13
[2]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/2028	42	43
[2]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/2029	81	81
[2]	John Deere Owner Trust Class A3 Series 2025-B	4.170%	12/17/2029	100	100
[2]	John Deere Owner Trust Class A3 Series 2026-A	3.870%	8/15/2030	110	109
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/2029	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/2030	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/2030	20	20
[2]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/2031	100	99
[2]	John Deere Owner Trust Class A4 Series 2025-B	4.340%	6/15/2032	50	50
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/2049	100	99
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/2049	7	7
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/2049	75	74
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/2047	3	3
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/2047	10	10
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/2048	48	47
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/2047	20	20
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/2047	75	72
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/2048	40	39
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.659%	2/15/2047	13	13
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/2048	23	22
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/2052	200	191
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/2052	100	96
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/2050	100	97
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/2052	25	23
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/2049	18	18
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	225	222
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/2052	175	160
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	75	74
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/2053	50	44
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/2049	50	47
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/2050	50	49
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/2051	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	100	100
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-B	3.880%	4/16/2029	270	268
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2026-A	3.930%	1/15/2030	68	67
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-A	4.690%	2/18/2031	125	125
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-B	3.930%	7/15/2031	150	148
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2026-A	3.970%	4/15/2031	64	63
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/2027	5	5
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/2028	20	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/2031	50	51
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/2030	60	60
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/2049	52	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/2049	250	249
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2025-C35	5.633%	8/15/2058	300	311
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/2048	50	46
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/2052	45	44
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/2053	175	162
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/2049	100	99
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/2049	200	199
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/2052	250	240
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/2052	150	147
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	200	189
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/2053	65	59
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/2054	75	67
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/2054	150	133
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.917%	4/15/2055	150	140
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/2049	83	81
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/2052	25	24
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/2053	25	23
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/2056	100	104
[2,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/2056	50	53
[2,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/2056	50	52
[2]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	150	151
[2]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	100	100
[2]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	75	75
[2]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	100	100
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-A	4.490%	12/17/2029	50	50
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-B	3.990%	4/15/2030	190	189
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/2030	200	202
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2025-B	4.020%	5/15/2031	150	148
[2]	Porsche Innovative Lease Owner Trust Class A3 Series 2026-1A	4.410%	8/20/2029	127	127
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	1	1
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	10	10
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/2029	25	25
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	49	49
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	200	200
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-4	4.170%	4/15/2030	230	230
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2026-1	3.930%	7/15/2030	245	243
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/2028	1	1
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/2028	13	13
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/2029	40	40
[2]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/2029	1,000	1,005
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	15	16
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/2030	22	22
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/2030	20	20
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/2031	60	61
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/2031	50	51
[2]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/2029	75	75
[2]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	200	201
[2]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/2030	250	252
[2]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	200	200
[2]	Synchrony Card Funding LLC Class A Series 2026-A1	4.180%	3/15/2032	270	268
[2]	Synchrony Card Issuance Trust Class A Series 2025-A1	4.780%	2/15/2031	200	201
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/2027	5	5
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	14	14
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	16	16
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-C	4.110%	3/15/2030	100	100
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-D	3.840%	6/17/2030	120	119
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2026-A	3.860%	9/16/2030	120	119
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/2028	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/2028	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/2029	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/2029	225	226
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/2030	85	85
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-C	4.190%	1/15/2031	140	139
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-D	3.940%	2/17/2031	50	49
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2026-A	3.970%	7/15/2031	113	111
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/2051	120	118
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/2050	150	147

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	150	148
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/2051	175	172
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/2051	75	74
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/2051	225	223
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/2051	125	123
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/2051	275	271
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/2052	100	96
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/2052	125	118
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/2052	75	70
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/2050	100	98
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/2051	125	123
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/2051	100	99
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/2050	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/2050	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/2050	75	73
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/2050	62	60
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/2050	100	97
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/2051	75	73
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/2052	25	24
[2]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/2029	50	50
[2]	Verizon Master Trust Class A1A Series 2025-3	4.510%	3/20/2030	100	100
[2]	Verizon Master Trust Class A1A Series 2025-7	3.960%	8/20/2031	100	99
[2]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	150	150
[2]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	100	100
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/2028	16	16
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/2028	30	31
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/2029	120	120
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/2030	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	50	50
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2025-2	4.050%	9/20/2032	80	79
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/2057	200	205
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2025-5C7	5.203%	12/15/2058	300	302
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2026-5C8	5.034%	3/15/2059	1,710	1,715
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	150	148
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/2050	250	246
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/2051	275	271
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	200	197
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	150	149
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/2052	200	190
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/2052	200	189
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/2052	100	94
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/2053	50	45
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/2051	175	173
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/2052	270	254
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/2053	165	154
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/2053	50	46
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/2054	100	90
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/2057	100	102
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2025-C65	5.292%	10/15/2058	100	101
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/2050	54	53
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/2050	100	97
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/2050	25	24
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/2051	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/2052	100	93
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2025-5C7	5.503%	12/15/2058	30	30
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2026-5C8	5.250%	3/15/2059	270	269
[2]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/2029	150	151
[2]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/2029	220	220
[2]	WF Card Issuance Trust Class A Series 2026-A1	4.080%	4/15/2031	300	298
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/2046	5	5
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/2057	25	24
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/2028	7	7
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	8	8
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/2028	8	8
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/2029	41	41
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/2029	89	89
[2]	World Omni Auto Receivables Trust Class A3 Series 2025-C	4.080%	11/15/2030	92	92
[2]	World Omni Auto Receivables Trust Class A3 Series 2026-A	3.860%	5/15/2031	75	74
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/2029	25	25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/2029	50	50
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/2029	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/2030	60	60
[2]	World Omni Auto Receivables Trust Class A4 Series 2025-C	4.190%	11/17/2031	37	37
[2]	World Omni Select Auto Trust Class A3 Series 2025-A	4.080%	8/15/2031	30	30
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/2029	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $116,722)					111,917
Corporate Bonds (25.0%)
Communications (2.0%)
	Airbnb Inc.	4.400%	3/16/2029	430	428
	Airbnb Inc.	4.650%	3/16/2031	545	541
	Airbnb Inc.	5.250%	3/16/2036	366	365
	Alphabet Inc.	0.800%	8/15/2027	120	116
	Alphabet Inc.	3.875%	11/15/2028	687	681
	Alphabet Inc.	3.700%	2/15/2029	217	214
	Alphabet Inc.	4.000%	5/15/2030	200	197
	Alphabet Inc.	1.100%	8/15/2030	875	768
	Alphabet Inc.	4.100%	11/15/2030	393	387
	Alphabet Inc.	4.100%	2/15/2031	276	271
	Alphabet Inc.	4.375%	11/15/2032	232	228
	Alphabet Inc.	4.400%	2/15/2033	196	192
	Alphabet Inc.	4.500%	5/15/2035	275	268
	Alphabet Inc.	4.700%	11/15/2035	273	267
	Alphabet Inc.	4.800%	2/15/2036	1,040	1,022
	Alphabet Inc.	1.900%	8/15/2040	50	33
	Alphabet Inc.	5.350%	11/15/2045	350	339
	Alphabet Inc.	5.500%	2/15/2046	271	267
	Alphabet Inc.	2.050%	8/15/2050	667	356
	Alphabet Inc.	5.250%	5/15/2055	100	94
	Alphabet Inc.	5.450%	11/15/2055	741	710
	Alphabet Inc.	5.650%	2/15/2056	721	712
	Alphabet Inc.	2.250%	8/15/2060	218	109
	Alphabet Inc.	5.300%	5/15/2065	100	92
	Alphabet Inc.	5.750%	2/15/2066	200	198
	Alphabet Inc.	5.700%	11/15/2075	989	951
	America Movil SAB de CV	3.625%	4/22/2029	200	194
	America Movil SAB de CV	2.875%	5/7/2030	200	186
	America Movil SAB de CV	4.700%	7/21/2032	250	246
	America Movil SAB de CV	5.000%	1/20/2033	200	199
	America Movil SAB de CV	6.375%	3/1/2035	300	325
	America Movil SAB de CV	6.125%	11/15/2037	100	105
	America Movil SAB de CV	6.125%	3/30/2040	200	208
	America Movil SAB de CV	4.375%	7/16/2042	250	216
	America Movil SAB de CV	4.375%	4/22/2049	200	166
	AppLovin Corp.	5.125%	12/1/2029	200	202
	AppLovin Corp.	5.375%	12/1/2031	200	203
	AppLovin Corp.	5.950%	12/1/2054	150	144
	AT&T Inc.	1.650%	2/1/2028	500	478
	AT&T Inc.	4.100%	2/15/2028	402	399
	AT&T Inc.	4.350%	3/1/2029	550	546
	AT&T Inc.	4.300%	2/15/2030	460	454
	AT&T Inc.	4.700%	8/15/2030	75	75
	AT&T Inc.	4.400%	4/30/2031	225	221
	AT&T Inc.	2.250%	2/1/2032	618	538
	AT&T Inc.	4.550%	11/1/2032	400	391
	AT&T Inc.	4.750%	4/30/2033	233	228
	AT&T Inc.	2.550%	12/1/2033	472	397
	AT&T Inc.	5.400%	2/15/2034	600	608
	AT&T Inc.	4.500%	5/15/2035	450	424
	AT&T Inc.	5.375%	8/15/2035	100	100
	AT&T Inc.	4.900%	11/1/2035	225	218
	AT&T Inc.	5.125%	4/30/2036	163	160
	AT&T Inc.	5.250%	10/30/2036	254	249
	AT&T Inc.	5.250%	3/1/2037	550	540
	AT&T Inc.	4.900%	8/15/2037	300	286
	AT&T Inc.	4.850%	3/1/2039	480	446
	AT&T Inc.	3.500%	6/1/2041	500	385
	AT&T Inc.	4.300%	12/15/2042	271	224
	AT&T Inc.	3.100%	2/1/2043	625	447

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	5.550%	11/1/2045	275	259
AT&T Inc.	5.850%	4/30/2046	400	385
AT&T Inc.	4.750%	5/15/2046	723	609
AT&T Inc.	5.150%	11/15/2046	636	566
AT&T Inc.	4.500%	3/9/2048	400	320
AT&T Inc.	3.650%	6/1/2051	717	488
AT&T Inc.	3.500%	9/15/2053	1,264	820
AT&T Inc.	5.700%	11/1/2054	275	256
AT&T Inc.	3.550%	9/15/2055	1,725	1,109
AT&T Inc.	6.000%	4/30/2056	300	290
AT&T Inc.	6.050%	8/15/2056	175	170
AT&T Inc.	6.200%	10/30/2056	350	346
AT&T Inc.	5.700%	3/1/2057	50	47
AT&T Inc.	3.800%	12/1/2057	968	646
AT&T Inc.	3.650%	9/15/2059	1,104	705
AT&T Inc.	3.850%	6/1/2060	416	278
AT&T Inc.	6.300%	10/30/2066	200	198
Baidu Inc.	3.625%	7/6/2027	200	198
Baidu Inc.	3.425%	4/7/2030	200	193
Baidu Inc.	2.375%	8/23/2031	200	180
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	850	849
Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	125	124
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	100	83
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	194	182
British Telecommunications Ltd.	9.625%	12/15/2030	516	610
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	230	225
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	500	466
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	284	291
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/2031	230	205
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/2032	850	720
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	275	253
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/2034	200	205
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	250	255
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/2035	380	379
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/2038	200	179
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/2041	426	298
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	450	311
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	500	459
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/2047	912	735
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/2048	300	253
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/2050	636	474
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/2052	850	541
Charter Communications Operating LLC / Charter Communications Operating Capital	6.700%	12/1/2055	598	570
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/2061	350	205
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/2061	200	128
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/2063	450	345
Comcast Corp.	4.150%	10/15/2028	1,242	1,231
Comcast Corp.	4.250%	10/15/2030	350	343
Comcast Corp.	1.950%	1/15/2031	150	132
Comcast Corp.	4.950%	5/15/2032	150	150
Comcast Corp.	4.650%	2/15/2033	1,000	978
Comcast Corp.	4.800%	5/15/2033	400	394
Comcast Corp.	4.200%	8/15/2034	442	411
Comcast Corp.	5.300%	5/15/2035	250	251
Comcast Corp.	5.650%	6/15/2035	1,065	1,082
Comcast Corp.	3.200%	7/15/2036	225	187
Comcast Corp.	6.450%	3/15/2037	175	188
Comcast Corp.	4.600%	10/15/2038	550	496
Comcast Corp.	3.750%	4/1/2040	300	240
Comcast Corp.	4.650%	7/15/2042	370	316
Comcast Corp.	3.400%	7/15/2046	600	405
Comcast Corp.	3.969%	11/1/2047	686	494
Comcast Corp.	4.000%	3/1/2048	200	145
Comcast Corp.	4.700%	10/15/2048	38	30
Comcast Corp.	3.450%	2/1/2050	400	257
Comcast Corp.	2.800%	1/15/2051	300	169
Comcast Corp.	2.887%	11/1/2051	757	429
Comcast Corp.	5.350%	5/15/2053	543	469
Comcast Corp.	5.650%	6/1/2054	225	203
Comcast Corp.	6.050%	5/15/2055	400	383

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.937%	11/1/2056	1,053	569
	Comcast Corp.	4.950%	10/15/2058	238	191
	Comcast Corp.	2.650%	8/15/2062	150	73
	Comcast Corp.	2.987%	11/1/2063	847	441
	Comcast Corp.	5.500%	5/15/2064	100	86
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	775	872
	Expedia Group Inc.	4.625%	8/1/2027	150	150
	Expedia Group Inc.	3.250%	2/15/2030	198	188
	Expedia Group Inc.	2.950%	3/15/2031	81	74
	Expedia Group Inc.	5.400%	2/15/2035	163	161
	Fox Corp.	4.709%	1/25/2029	625	625
	Fox Corp.	3.500%	4/8/2030	150	144
	Fox Corp.	6.500%	10/13/2033	100	106
	Fox Corp.	5.476%	1/25/2039	150	145
	Fox Corp.	5.576%	1/25/2049	275	255
	Koninklijke KPN NV	8.375%	10/1/2030	125	142
	Meta Platforms Inc.	3.500%	8/15/2027	200	198
	Meta Platforms Inc.	4.600%	5/15/2028	275	276
	Meta Platforms Inc.	4.300%	8/15/2029	123	123
	Meta Platforms Inc.	4.200%	11/15/2030	210	207
	Meta Platforms Inc.	4.550%	5/15/2031	575	572
	Meta Platforms Inc.	4.550%	8/15/2031	149	148
	Meta Platforms Inc.	3.850%	8/15/2032	350	331
	Meta Platforms Inc.	4.600%	11/15/2032	1,941	1,909
	Meta Platforms Inc.	4.875%	5/15/2033	363	360
	Meta Platforms Inc.	4.750%	8/15/2034	324	318
	Meta Platforms Inc.	4.875%	11/15/2035	141	137
	Meta Platforms Inc.	5.250%	5/15/2036	1,074	1,066
	Meta Platforms Inc.	5.500%	11/15/2045	787	730
	Meta Platforms Inc.	6.200%	5/15/2046	760	760
	Meta Platforms Inc.	4.450%	8/15/2052	550	424
	Meta Platforms Inc.	5.600%	5/15/2053	500	455
	Meta Platforms Inc.	5.400%	8/15/2054	673	595
	Meta Platforms Inc.	5.625%	11/15/2055	1,152	1,044
	Meta Platforms Inc.	6.300%	5/15/2056	1,137	1,131
	Meta Platforms Inc.	4.650%	8/15/2062	200	152
	Meta Platforms Inc.	5.750%	5/15/2063	310	279
	Meta Platforms Inc.	5.550%	8/15/2064	503	440
	Meta Platforms Inc.	5.750%	11/15/2065	1,139	1,023
	Meta Platforms Inc.	6.450%	5/15/2066	550	544
	NBCUniversal Media LLC	4.450%	1/15/2043	225	192
	Netflix Inc.	4.875%	4/15/2028	467	471
	Netflix Inc.	5.875%	11/15/2028	911	940
	Netflix Inc.	6.375%	5/15/2029	85	89
[5]	Netflix Inc.	5.375%	11/15/2029	147	151
[5]	Netflix Inc.	4.875%	6/15/2030	83	84
	Omnicom Group Inc.	4.650%	10/1/2028	100	100
	Omnicom Group Inc.	4.750%	3/30/2030	100	100
	Omnicom Group Inc.	2.450%	4/30/2030	150	138
	Omnicom Group Inc.	4.200%	6/1/2030	100	98
	Omnicom Group Inc.	2.600%	8/1/2031	200	179
	Omnicom Group Inc.	5.300%	11/1/2034	100	99
	Omnicom Group Inc.	5.400%	10/1/2048	175	156
	Orange SA	9.000%	3/1/2031	350	409
	Orange SA	5.500%	2/6/2044	200	196
	Rogers Communications Inc.	5.000%	2/15/2029	315	317
	Rogers Communications Inc.	3.800%	3/15/2032	400	373
	Rogers Communications Inc.	5.300%	2/15/2034	200	198
	Rogers Communications Inc.	4.500%	3/15/2042	500	424
	Rogers Communications Inc.	4.350%	5/1/2049	425	338
	Rogers Communications Inc.	4.550%	3/15/2052	350	278
[5]	Space Exploration Technologies Corp.	5.350%	7/15/2031	739	738
[5]	Space Exploration Technologies Corp.	5.650%	7/15/2033	988	982
[5]	Space Exploration Technologies Corp.	5.875%	7/15/2036	1,751	1,728
[5]	Space Exploration Technologies Corp.	6.600%	7/15/2046	749	729
[5]	Space Exploration Technologies Corp.	6.650%	7/15/2056	994	959
	Sprint Capital Corp.	8.750%	3/15/2032	658	775
	Telefonica Emisiones SA	7.045%	6/20/2036	125	139
	Telefonica Emisiones SA	4.665%	3/6/2038	200	183
	Telefonica Emisiones SA	5.213%	3/8/2047	144	128

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Telefonica Emisiones SA	4.895%	3/6/2048	925	784
Telefonica Europe BV	8.250%	9/15/2030	250	281
TELUS Corp.	3.400%	5/13/2032	100	91
Tencent Music Entertainment Group	2.000%	9/3/2030	200	180
Time Warner Cable Enterprises LLC	8.375%	7/15/2033	200	222
Time Warner Cable LLC	6.750%	6/15/2039	250	244
Time Warner Cable LLC	5.875%	11/15/2040	210	188
Time Warner Cable LLC	4.500%	9/15/2042	250	188
T-Mobile USA Inc.	2.050%	2/15/2028	250	240
T-Mobile USA Inc.	4.950%	3/15/2028	70	71
T-Mobile USA Inc.	4.800%	7/15/2028	200	201
T-Mobile USA Inc.	2.625%	2/15/2029	140	133
T-Mobile USA Inc.	2.400%	3/15/2029	100	94
T-Mobile USA Inc.	4.200%	10/1/2029	76	75
T-Mobile USA Inc.	3.875%	4/15/2030	2,400	2,326
T-Mobile USA Inc.	2.550%	2/15/2031	845	767
T-Mobile USA Inc.	2.875%	2/15/2031	186	171
T-Mobile USA Inc.	3.500%	4/15/2031	395	373
T-Mobile USA Inc.	2.250%	11/15/2031	500	439
T-Mobile USA Inc.	2.700%	3/15/2032	200	178
T-Mobile USA Inc.	5.125%	5/15/2032	84	85
T-Mobile USA Inc.	5.200%	1/15/2033	709	717
T-Mobile USA Inc.	5.050%	7/15/2033	460	459
T-Mobile USA Inc.	5.150%	4/15/2034	170	170
T-Mobile USA Inc.	4.950%	11/15/2035	190	185
T-Mobile USA Inc.	5.000%	2/15/2036	479	468
T-Mobile USA Inc.	4.375%	4/15/2040	400	353
T-Mobile USA Inc.	3.000%	2/15/2041	155	115
T-Mobile USA Inc.	4.500%	4/15/2050	615	497
T-Mobile USA Inc.	3.300%	2/15/2051	1,000	653
T-Mobile USA Inc.	3.400%	10/15/2052	575	377
T-Mobile USA Inc.	5.650%	1/15/2053	158	149
T-Mobile USA Inc.	5.750%	1/15/2054	596	567
T-Mobile USA Inc.	5.875%	11/15/2055	111	108
T-Mobile USA Inc.	5.700%	1/15/2056	110	104
T-Mobile USA Inc.	5.850%	2/15/2056	500	484
T-Mobile USA Inc.	3.600%	11/15/2060	200	130
TWDC Enterprises 18 Corp.	3.700%	12/1/2042	125	99
TWDC Enterprises 18 Corp.	4.125%	6/1/2044	200	165
TWDC Enterprises 18 Corp.	3.000%	7/30/2046	300	205
Uber Technologies Inc.	4.300%	1/15/2030	375	371
Uber Technologies Inc.	4.150%	1/15/2031	341	333
Uber Technologies Inc.	4.800%	9/15/2034	236	231
Uber Technologies Inc.	4.800%	9/15/2035	298	289
Uber Technologies Inc.	5.350%	9/15/2054	775	720
Verisign Inc.	2.700%	6/15/2031	200	180
VeriSign Inc.	5.100%	7/15/2031	150	150
VeriSign Inc.	5.250%	6/1/2032	65	65
Verizon Communications Inc.	4.016%	12/3/2029	527	517
Verizon Communications Inc.	3.150%	3/22/2030	310	294
Verizon Communications Inc.	1.680%	10/30/2030	527	465
Verizon Communications Inc.	1.750%	1/20/2031	500	439
Verizon Communications Inc.	2.550%	3/21/2031	800	726
Verizon Communications Inc.	2.355%	3/15/2032	602	526
Verizon Communications Inc.	4.750%	1/15/2033	191	188
Verizon Communications Inc.	5.050%	5/9/2033	177	178
Verizon Communications Inc.	4.500%	8/10/2033	467	452
Verizon Communications Inc.	4.400%	11/1/2034	261	248
Verizon Communications Inc.	4.780%	2/15/2035	600	579
Verizon Communications Inc.	5.250%	4/2/2035	252	252
Verizon Communications Inc.	4.272%	1/15/2036	256	236
Verizon Communications Inc.	5.000%	1/15/2036	243	237
Verizon Communications Inc.	5.401%	7/2/2037	525	524
Verizon Communications Inc.	4.812%	3/15/2039	200	186
Verizon Communications Inc.	2.650%	11/20/2040	334	236
Verizon Communications Inc.	3.400%	3/22/2041	552	427
Verizon Communications Inc.	2.850%	9/3/2041	200	142
Verizon Communications Inc.	4.750%	11/1/2041	200	179
Verizon Communications Inc.	6.550%	9/15/2043	125	134
Verizon Communications Inc.	5.750%	11/30/2045	457	445

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	4.862%	8/21/2046	760	661
Verizon Communications Inc.	4.522%	9/15/2048	176	145
Verizon Communications Inc.	4.000%	3/22/2050	250	190
Verizon Communications Inc.	2.875%	11/20/2050	1,200	734
Verizon Communications Inc.	3.550%	3/22/2051	800	556
Verizon Communications Inc.	5.875%	11/30/2055	1,103	1,070
Verizon Communications Inc.	6.200%	5/14/2056	304	307
Verizon Communications Inc.	2.987%	10/30/2056	900	530
Verizon Communications Inc.	6.050%	5/14/2058	365	368
Verizon Communications Inc.	3.000%	11/20/2060	500	286
Verizon Communications Inc.	6.000%	11/30/2065	541	524
Vodafone Group plc	4.800%	6/18/2031	190	189
Vodafone Group plc	5.350%	6/18/2036	206	204
Vodafone Group plc	6.150%	2/27/2037	71	75
Vodafone Group plc	5.250%	5/30/2048	283	254
Vodafone Group plc	4.875%	6/19/2049	525	446
Vodafone Group plc	4.250%	9/17/2050	350	269
Vodafone Group plc	5.625%	2/10/2053	310	288
Vodafone Group plc	6.100%	6/18/2056	275	270
Vodafone Group plc	5.750%	2/10/2063	125	116
Vodafone Group plc	5.875%	6/28/2064	200	189
Walt Disney Co.	3.750%	3/14/2029	200	197
Walt Disney Co.	2.000%	9/1/2029	461	428
Walt Disney Co.	3.800%	3/22/2030	140	137
Walt Disney Co.	2.650%	1/13/2031	700	646
Walt Disney Co.	4.000%	3/14/2031	250	244
Walt Disney Co.	6.400%	12/15/2035	674	743
Walt Disney Co.	4.625%	3/14/2036	410	398
Walt Disney Co.	6.650%	11/15/2037	200	224
Walt Disney Co.	4.625%	3/23/2040	75	70
Walt Disney Co.	3.500%	5/13/2040	250	205
Walt Disney Co.	5.400%	10/1/2043	100	98
Walt Disney Co.	4.750%	9/15/2044	175	157
Walt Disney Co.	2.750%	9/1/2049	225	140
Walt Disney Co.	4.700%	3/23/2050	325	285
Walt Disney Co.	3.600%	1/13/2051	400	292
Walt Disney Co.	3.800%	5/13/2060	300	217
Weibo Corp.	3.375%	7/8/2030	200	187
WPP 2025 LLC / Delaware	6.500%	3/30/2036	175	172
				111,736
Consumer Discretionary (1.6%)
Alibaba Group Holding Ltd.	3.400%	12/6/2027	400	395
Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	203
Alibaba Group Holding Ltd.	2.125%	2/9/2031	300	270
Alibaba Group Holding Ltd.	4.500%	11/28/2034	280	272
Alibaba Group Holding Ltd.	5.250%	5/26/2035	200	204
Alibaba Group Holding Ltd.	4.000%	12/6/2037	200	181
Alibaba Group Holding Ltd.	4.200%	12/6/2047	225	185
Alibaba Group Holding Ltd.	3.150%	2/9/2051	200	134
Alibaba Group Holding Ltd.	4.400%	12/6/2057	100	81
Alibaba Group Holding Ltd.	3.250%	2/9/2061	300	191
Amazon.com Inc.	3.150%	8/22/2027	617	610
Amazon.com Inc.	4.550%	12/1/2027	108	108
Amazon.com Inc.	3.850%	3/13/2028	731	726
Amazon.com Inc.	1.650%	5/12/2028	500	476
Amazon.com Inc.	3.900%	11/20/2028	694	687
Amazon.com Inc.	4.000%	3/13/2029	324	321
Amazon.com Inc.	3.450%	4/13/2029	300	293
Amazon.com Inc.	4.650%	12/1/2029	142	143
Amazon.com Inc.	1.500%	6/3/2030	155	138
Amazon.com Inc.	4.100%	11/20/2030	482	474
Amazon.com Inc.	4.250%	3/13/2031	795	783
Amazon.com Inc.	2.100%	5/12/2031	613	546
Amazon.com Inc.	3.600%	4/13/2032	500	474
Amazon.com Inc.	4.700%	12/1/2032	250	251
Amazon.com Inc.	4.550%	3/13/2033	566	557
Amazon.com Inc.	4.350%	3/20/2033	679	661
Amazon.com Inc.	4.800%	12/5/2034	225	226
Amazon.com Inc.	4.875%	3/13/2036	1,104	1,087

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.875%	8/22/2037	600	537
	Amazon.com Inc.	2.875%	5/12/2041	329	244
	Amazon.com Inc.	5.650%	3/13/2046	375	371
	Amazon.com Inc.	4.050%	8/22/2047	300	238
	Amazon.com Inc.	2.500%	6/3/2050	1,150	666
	Amazon.com Inc.	5.450%	11/20/2055	175	165
	Amazon.com Inc.	5.800%	3/13/2056	1,441	1,429
	Amazon.com Inc.	4.250%	8/22/2057	150	116
	Amazon.com Inc.	2.700%	6/3/2060	200	108
	Amazon.com Inc.	3.250%	5/12/2061	450	277
	Amazon.com Inc.	4.100%	4/13/2062	362	268
	Amazon.com Inc.	5.550%	11/20/2065	300	280
	Amazon.com Inc.	5.950%	3/13/2066	1,500	1,489
	Amazon.com Inc.	6.050%	3/13/2076	750	747
	American Honda Finance Corp.	4.550%	7/9/2027	200	200
	American Honda Finance Corp.	4.900%	7/9/2027	100	100
	American Honda Finance Corp.	4.450%	10/22/2027	200	200
	American Honda Finance Corp.	4.550%	3/3/2028	220	220
	American Honda Finance Corp.	2.000%	3/24/2028	100	96
	American Honda Finance Corp.	4.550%	4/10/2028	92	92
	American Honda Finance Corp.	5.125%	7/7/2028	200	202
	American Honda Finance Corp.	5.650%	11/15/2028	200	204
	American Honda Finance Corp.	4.150%	1/8/2029	201	198
	American Honda Finance Corp.	2.250%	1/12/2029	100	94
	American Honda Finance Corp.	4.400%	9/5/2029	175	173
	American Honda Finance Corp.	4.600%	4/17/2030	200	198
	American Honda Finance Corp.	4.450%	1/8/2031	109	107
	American Honda Finance Corp.	1.800%	1/13/2031	300	262
	American Honda Finance Corp.	4.900%	4/10/2031	95	95
	American Honda Finance Corp.	5.050%	7/10/2031	50	50
	American Honda Finance Corp.	5.150%	7/9/2032	200	200
	American Honda Finance Corp.	5.200%	4/8/2033	71	71
	American Honda Finance Corp.	4.900%	1/10/2034	200	196
	American Honda Finance Corp.	5.100%	1/8/2036	115	113
[2]	American University	3.672%	4/1/2049	110	83
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	150	93
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	162	122
	AutoNation Inc.	3.800%	11/15/2027	75	74
	AutoNation Inc.	4.450%	1/15/2029	200	198
	AutoNation Inc.	3.850%	3/1/2032	474	442
	AutoZone Inc.	3.750%	4/18/2029	100	98
	AutoZone Inc.	5.100%	7/15/2029	200	203
	AutoZone Inc.	4.000%	4/15/2030	171	167
	AutoZone Inc.	5.125%	6/15/2030	140	142
	AutoZone Inc.	1.650%	1/15/2031	200	174
	AutoZone Inc.	4.750%	8/1/2032	200	198
	AutoZone Inc.	6.550%	11/1/2033	150	163
	AutoZone Inc.	5.400%	7/15/2034	100	102
	Best Buy Co. Inc.	4.450%	10/1/2028	200	199
	BorgWarner Inc.	2.650%	7/1/2027	200	196
	BorgWarner Inc.	4.950%	8/15/2029	50	50
	BorgWarner Inc.	5.400%	8/15/2034	50	51
	BorgWarner Inc.	4.375%	3/15/2045	100	83
	Brunswick Corp.	5.850%	3/18/2029	375	384
	California Endowment	2.498%	4/1/2051	50	29
	California Institute of Technology	4.321%	8/1/2045	70	60
	California Institute of Technology	4.700%	11/1/2111	50	41
	California Institute of Technology	3.650%	9/1/2119	100	64
	Choice Hotels International Inc.	3.700%	1/15/2031	546	515
	Choice Hotels International Inc.	5.850%	8/1/2034	200	203
	Claremont Mckenna College	3.775%	1/1/2122	150	97
	Cornell University	4.169%	6/15/2030	100	99
	Cornell University	4.835%	6/15/2034	125	125
	Cornell University	4.733%	6/15/2035	150	148
	Darden Restaurants Inc.	4.350%	10/15/2027	11	11
	Darden Restaurants Inc.	4.550%	10/15/2029	75	74
	Darden Restaurants Inc.	4.550%	2/15/2048	14	12
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	100	73
	DR Horton Inc.	4.850%	10/15/2030	150	151
	DR Horton Inc.	5.500%	10/15/2035	88	90

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Duke University	2.682%	10/1/2044	100	73
[2]	Duke University	2.757%	10/1/2050	50	32
[2]	Duke University	2.832%	10/1/2055	125	78
	eBay Inc.	4.250%	3/6/2029	158	156
	eBay Inc.	2.600%	5/10/2031	200	180
	eBay Inc.	4.000%	7/15/2042	200	159
	eBay Inc.	3.650%	5/10/2051	200	146
	Emory University	2.143%	9/1/2030	150	136
	Emory University	2.969%	9/1/2050	50	33
	Ferguson Enterprises Inc.	4.350%	3/15/2031	65	64
	Ferguson Enterprises Inc.	5.000%	10/3/2034	130	129
	Ford Foundation	2.415%	6/1/2050	60	36
	Ford Foundation	2.815%	6/1/2070	150	85
	Ford Motor Co.	9.625%	4/22/2030	50	57
	Ford Motor Co.	4.750%	1/15/2043	273	215
	Ford Motor Co.	7.400%	11/1/2046	195	204
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	718	712
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	200	197
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	122	125
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	200	193
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	208	214
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	200	206
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	188
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	500	498
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	250	253
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	260	244
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	250	228
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	300	310
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	491	480
	Ford Motor Credit Co. LLC	6.467%	5/22/2036	602	612
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	50	48
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	80	76
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	100	104
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	80	65
	General Motors Co.	6.800%	10/1/2027	100	102
	General Motors Co.	5.350%	4/15/2028	402	406
	General Motors Co.	5.625%	4/15/2030	500	512
	General Motors Co.	5.600%	10/15/2032	50	51
	General Motors Co.	5.000%	4/1/2035	165	160
	General Motors Co.	6.250%	4/15/2035	203	213
	General Motors Co.	5.150%	4/1/2038	225	214
	General Motors Co.	6.250%	10/2/2043	440	442
	General Motors Co.	5.200%	4/1/2045	130	115
	General Motors Co.	6.750%	4/1/2046	100	105
	General Motors Co.	5.400%	4/1/2048	200	180
	General Motors Co.	5.950%	4/1/2049	119	115
	General Motors Financial Co. Inc.	5.000%	7/15/2027	150	151
	General Motors Financial Co. Inc.	2.700%	8/20/2027	500	490
	General Motors Financial Co. Inc.	5.050%	4/4/2028	72	72
	General Motors Financial Co. Inc.	2.400%	4/10/2028	200	192
	General Motors Financial Co. Inc.	5.800%	6/23/2028	222	226
	General Motors Financial Co. Inc.	2.400%	10/15/2028	200	190
	General Motors Financial Co. Inc.	4.200%	10/27/2028	173	171
	General Motors Financial Co. Inc.	5.800%	1/7/2029	400	410
	General Motors Financial Co. Inc.	4.300%	4/6/2029	500	494
	General Motors Financial Co. Inc.	4.750%	4/6/2029	365	365
	General Motors Financial Co. Inc.	5.550%	7/15/2029	400	408
	General Motors Financial Co. Inc.	4.900%	10/6/2029	664	666
	General Motors Financial Co. Inc.	5.850%	4/6/2030	372	384
	General Motors Financial Co. Inc.	2.350%	1/8/2031	216	193
	General Motors Financial Co. Inc.	5.750%	2/8/2031	100	103
	General Motors Financial Co. Inc.	2.700%	6/10/2031	200	180
	General Motors Financial Co. Inc.	5.600%	6/18/2031	125	128
	General Motors Financial Co. Inc.	5.100%	9/15/2031	248	248
	General Motors Financial Co. Inc.	3.100%	1/12/2032	250	226
	General Motors Financial Co. Inc.	5.625%	4/4/2032	65	67
	General Motors Financial Co. Inc.	6.100%	1/7/2034	381	398
	General Motors Financial Co. Inc.	5.950%	4/4/2034	188	195
	General Motors Financial Co. Inc.	5.450%	9/6/2034	200	200
	General Motors Financial Co. Inc.	5.900%	1/7/2035	1,339	1,377

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	6.150%	7/15/2035	400	417
	Genuine Parts Co.	6.500%	11/1/2028	200	206
	Genuine Parts Co.	4.950%	8/15/2029	217	216
	Genuine Parts Co.	1.875%	11/1/2030	303	264
	Genuine Parts Co.	6.875%	11/1/2033	75	81
	George Washington University	4.126%	9/15/2048	150	121
	Georgetown University	4.315%	4/1/2049	68	56
	Georgetown University	2.943%	4/1/2050	100	65
	Georgetown University	5.215%	10/1/2118	59	52
	Hasbro Inc.	3.900%	11/19/2029	350	340
	Hasbro Inc.	4.650%	3/12/2031	143	141
	Hasbro Inc.	6.350%	3/15/2040	125	131
	Home Depot Inc.	2.800%	9/14/2027	200	197
	Home Depot Inc.	3.750%	9/15/2028	132	130
	Home Depot Inc.	2.950%	6/15/2029	400	384
	Home Depot Inc.	4.750%	6/25/2029	200	202
	Home Depot Inc.	2.700%	4/15/2030	295	277
	Home Depot Inc.	3.950%	9/15/2030	109	107
	Home Depot Inc.	1.375%	3/15/2031	250	217
	Home Depot Inc.	4.850%	6/25/2031	175	177
	Home Depot Inc.	1.875%	9/15/2031	200	175
	Home Depot Inc.	3.250%	4/15/2032	200	186
	Home Depot Inc.	4.500%	9/15/2032	200	199
	Home Depot Inc.	4.950%	6/25/2034	100	100
	Home Depot Inc.	4.650%	9/15/2035	256	249
	Home Depot Inc.	5.875%	12/16/2036	203	216
	Home Depot Inc.	3.300%	4/15/2040	5	4
	Home Depot Inc.	5.950%	4/1/2041	175	185
	Home Depot Inc.	4.200%	4/1/2043	200	171
	Home Depot Inc.	4.875%	2/15/2044	300	276
	Home Depot Inc.	4.400%	3/15/2045	100	86
	Home Depot Inc.	4.250%	4/1/2046	100	84
	Home Depot Inc.	3.900%	6/15/2047	250	196
	Home Depot Inc.	4.500%	12/6/2048	225	191
	Home Depot Inc.	3.350%	4/15/2050	13	9
	Home Depot Inc.	2.375%	3/15/2051	200	113
	Home Depot Inc.	3.625%	4/15/2052	452	327
	Home Depot Inc.	4.950%	9/15/2052	60	54
	Home Depot Inc.	5.300%	6/25/2054	750	709
	Honda Motor Co. Ltd.	4.436%	7/8/2028	400	398
	Honda Motor Co. Ltd.	4.688%	7/8/2030	250	248
	Honda Motor Co. Ltd.	2.967%	3/10/2032	200	180
	Honda Motor Co. Ltd.	5.337%	7/8/2035	200	200
	Howard University	5.209%	10/1/2052	50	42
	Hyatt Hotels Corp.	4.375%	9/15/2028	75	74
	Hyatt Hotels Corp.	5.750%	4/23/2030	200	205
	Hyatt Hotels Corp.	5.375%	12/15/2031	200	203
	Hyatt Hotels Corp.	5.500%	6/30/2034	50	51
	Hyatt Hotels Corp.	5.400%	12/15/2035	125	124
	JD.com Inc.	3.375%	1/14/2030	200	193
	Johns Hopkins University	4.705%	7/1/2032	75	75
[2]	Johns Hopkins University	4.083%	7/1/2053	75	60
	Las Vegas Sands Corp.	5.625%	6/15/2028	50	51
	Las Vegas Sands Corp.	6.000%	8/15/2029	50	51
	Las Vegas Sands Corp.	6.000%	6/14/2030	75	77
	Las Vegas Sands Corp.	5.300%	5/15/2031	66	66
	Las Vegas Sands Corp.	5.650%	5/18/2033	253	253
	Las Vegas Sands Corp.	6.200%	8/15/2034	150	154
	Lear Corp.	3.800%	9/15/2027	41	41
	Lear Corp.	4.250%	5/15/2029	150	148
	Lear Corp.	3.500%	5/30/2030	100	95
	Lear Corp.	3.550%	1/15/2052	100	68
	Leggett & Platt Inc.	3.500%	11/15/2027	125	122
	Leggett & Platt Inc.	4.400%	3/15/2029	75	73
	Leggett & Platt Inc.	3.500%	11/15/2051	100	62
	Leland Stanford Junior University	4.679%	3/1/2035	125	123
	Leland Stanford Junior University	3.647%	5/1/2048	200	156
	Lennar Corp.	5.200%	7/30/2030	125	126
	LKQ Corp.	5.750%	6/15/2028	500	507
	Lowe's Cos. Inc.	3.950%	10/15/2027	470	467

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	1.300%	4/15/2028	260	246
	Lowe's Cos. Inc.	1.700%	9/15/2028	200	188
	Lowe's Cos. Inc.	4.000%	10/15/2028	543	536
	Lowe's Cos. Inc.	6.500%	3/15/2029	67	70
	Lowe's Cos. Inc.	3.650%	4/5/2029	232	227
	Lowe's Cos. Inc.	4.500%	4/15/2030	250	249
	Lowe's Cos. Inc.	1.700%	10/15/2030	300	265
	Lowe's Cos. Inc.	4.250%	3/15/2031	407	399
	Lowe's Cos. Inc.	2.625%	4/1/2031	659	600
	Lowe's Cos. Inc.	3.750%	4/1/2032	500	474
	Lowe's Cos. Inc.	4.500%	10/15/2032	239	234
	Lowe's Cos. Inc.	5.000%	4/15/2033	250	251
	Lowe's Cos. Inc.	5.150%	7/1/2033	52	52
	Lowe's Cos. Inc.	4.850%	10/15/2035	221	216
	Lowe's Cos. Inc.	2.800%	9/15/2041	200	143
	Lowe's Cos. Inc.	4.250%	9/15/2044	28	23
	Lowe's Cos. Inc.	4.375%	9/15/2045	100	83
	Lowe's Cos. Inc.	3.700%	4/15/2046	500	376
	Lowe's Cos. Inc.	4.050%	5/3/2047	300	235
	Lowe's Cos. Inc.	3.000%	10/15/2050	332	210
	Lowe's Cos. Inc.	3.500%	4/1/2051	300	209
	Lowe's Cos. Inc.	4.250%	4/1/2052	400	313
	Lowe's Cos. Inc.	5.625%	4/15/2053	100	96
	Lowe's Cos. Inc.	5.750%	7/1/2053	475	464
	Lowe's Cos. Inc.	4.450%	4/1/2062	200	155
	Lowe's Cos. Inc.	5.800%	9/15/2062	261	255
	Magna International Inc.	5.050%	3/14/2029	150	152
	Magna International Inc.	2.450%	6/15/2030	100	92
	Magna International Inc.	5.875%	6/1/2035	162	169
	Marriott International Inc.	4.200%	7/15/2027	8	8
	Marriott International Inc.	4.000%	4/15/2028	50	50
	Marriott International Inc.	4.800%	3/15/2030	200	201
	Marriott International Inc.	4.625%	6/15/2030	700	698
	Marriott International Inc.	2.850%	4/15/2031	300	276
	Marriott International Inc.	3.500%	10/15/2032	100	92
	Marriott International Inc.	4.500%	5/1/2033	93	90
	Marriott International Inc.	5.300%	5/15/2034	200	202
	Marriott International Inc.	5.500%	4/15/2037	150	151
	Marriott International Inc.	5.100%	5/1/2038	250	241
	Masco Corp.	3.500%	11/15/2027	100	99
	Masco Corp.	1.500%	2/15/2028	200	190
	Masco Corp.	2.000%	2/15/2031	100	88
	Masco Corp.	4.500%	5/15/2047	100	84
[2]	Massachusetts Institute of Technology	3.959%	7/1/2038	125	115
	Massachusetts Institute of Technology	2.989%	7/1/2050	85	57
	Massachusetts Institute of Technology	3.067%	4/1/2052	100	68
	Massachusetts Institute of Technology	5.618%	6/1/2055	150	153
	Massachusetts Institute of Technology	5.600%	7/1/2111	175	173
	Massachusetts Institute of Technology	4.678%	7/1/2114	125	103
	Massachusetts Institute of Technology	3.885%	7/1/2116	100	69
	Mattel Inc.	5.000%	11/17/2030	100	100
	McDonald's Corp.	3.500%	7/1/2027	315	312
	McDonald's Corp.	3.800%	4/1/2028	350	346
	McDonald's Corp.	4.800%	8/14/2028	200	201
	McDonald's Corp.	2.625%	9/1/2029	217	205
	McDonald's Corp.	2.125%	3/1/2030	200	184
	McDonald's Corp.	4.600%	5/15/2030	72	72
	McDonald's Corp.	4.400%	2/12/2031	253	251
	McDonald's Corp.	4.950%	3/3/2035	720	717
	McDonald's Corp.	4.700%	12/9/2035	200	196
	McDonald's Corp.	5.000%	2/13/2036	200	199
	McDonald's Corp.	6.300%	10/15/2037	150	163
	McDonald's Corp.	6.300%	3/1/2038	100	109
	McDonald's Corp.	5.700%	2/1/2039	100	104
	McDonald's Corp.	3.700%	2/15/2042	25	20
	McDonald's Corp.	3.625%	5/1/2043	100	78
	McDonald's Corp.	4.600%	5/26/2045	210	183
	McDonald's Corp.	4.875%	12/9/2045	150	135
	McDonald's Corp.	4.450%	3/1/2047	250	211
	McDonald's Corp.	4.450%	9/1/2048	150	126

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McDonald's Corp.	3.625%	9/1/2049	122	89
	McDonald's Corp.	4.200%	4/1/2050	100	80
	McDonald's Corp.	5.450%	8/14/2053	213	204
	MDC Holdings Inc.	2.500%	1/15/2031	100	88
	MDC Holdings Inc.	6.000%	1/15/2043	100	92
	MercadoLibre Inc.	4.900%	1/15/2033	135	131
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	250	286
	Mohawk Industries Inc.	3.625%	5/15/2030	125	120
	NIKE Inc.	2.850%	3/27/2030	200	189
	NIKE Inc.	3.625%	5/1/2043	125	98
	NIKE Inc.	3.375%	3/27/2050	504	355
[2]	Northwestern University	4.643%	12/1/2044	75	71
[2]	Northwestern University	2.640%	12/1/2050	50	31
[2]	Northwestern University	3.662%	12/1/2057	75	55
	NVR Inc.	3.000%	5/15/2030	200	187
	O'Reilly Automotive Inc.	3.600%	9/1/2027	325	322
	O'Reilly Automotive Inc.	1.750%	3/15/2031	500	437
	Polaris Inc.	5.600%	3/1/2031	125	125
	President & Fellows of Harvard College	4.887%	3/15/2030	100	102
	President & Fellows of Harvard College	4.609%	2/15/2035	175	174
	President & Fellows of Harvard College	4.875%	10/15/2040	225	223
	President & Fellows of Harvard College	3.150%	7/15/2046	100	73
	President & Fellows of Harvard College	3.745%	11/15/2052	100	77
	PulteGroup Inc.	4.250%	3/1/2031	200	195
	PulteGroup Inc.	6.375%	5/15/2033	242	260
	PVH Corp.	5.500%	6/13/2030	200	201
	Ralph Lauren Corp.	2.950%	6/15/2030	200	188
	Ralph Lauren Corp.	5.000%	6/15/2032	150	151
	Rockefeller Foundation	2.492%	10/1/2050	250	151
	Ross Stores Inc.	1.875%	4/15/2031	200	176
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	300	296
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	350	341
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	453	450
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	350	339
	Sands China Ltd.	5.400%	8/8/2028	400	403
	Sands China Ltd.	4.375%	6/18/2030	200	194
	Starbucks Corp.	3.500%	3/1/2028	100	98
	Starbucks Corp.	4.500%	5/15/2028	65	65
	Starbucks Corp.	4.000%	11/15/2028	200	198
	Starbucks Corp.	3.550%	8/15/2029	250	243
	Starbucks Corp.	2.250%	3/12/2030	450	413
	Starbucks Corp.	2.550%	11/15/2030	990	907
	Starbucks Corp.	4.900%	2/15/2031	75	76
	Starbucks Corp.	3.000%	2/14/2032	230	210
	Starbucks Corp.	4.800%	2/15/2033	150	149
	Starbucks Corp.	5.000%	2/15/2034	42	42
	Starbucks Corp.	4.300%	6/15/2045	50	41
	Starbucks Corp.	3.750%	12/1/2047	125	94
	Starbucks Corp.	4.500%	11/15/2048	282	235
	Starbucks Corp.	3.500%	11/15/2050	250	175
	Tapestry Inc.	4.125%	7/15/2027	23	23
	Tapestry Inc.	5.100%	3/11/2030	144	145
	Tapestry Inc.	3.050%	3/15/2032	200	181
	TJX Cos. Inc.	3.875%	4/15/2030	184	180
	Toll Brothers Finance Corp.	4.350%	2/15/2028	250	249
	Toll Brothers Finance Corp.	5.600%	6/15/2035	100	102
	Toyota Motor Corp.	4.450%	6/30/2030	150	149
	Toyota Motor Corp.	5.053%	6/30/2035	150	151
	Toyota Motor Credit Corp.	1.150%	8/13/2027	500	483
	Toyota Motor Credit Corp.	4.550%	9/20/2027	250	251
	Toyota Motor Credit Corp.	4.350%	10/8/2027	150	150
	Toyota Motor Credit Corp.	3.050%	1/11/2028	100	98
	Toyota Motor Credit Corp.	3.750%	1/12/2028	290	288
	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	192
	Toyota Motor Credit Corp.	4.250%	5/12/2028	170	170
	Toyota Motor Credit Corp.	4.050%	9/5/2028	400	397
	Toyota Motor Credit Corp.	5.250%	9/11/2028	200	203
	Toyota Motor Credit Corp.	4.650%	1/5/2029	200	201
	Toyota Motor Credit Corp.	3.650%	1/8/2029	280	275
	Toyota Motor Credit Corp.	4.050%	3/13/2029	216	214

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	5.050%	5/16/2029	100	101
	Toyota Motor Credit Corp.	4.550%	8/9/2029	100	100
	Toyota Motor Credit Corp.	4.950%	1/9/2030	350	354
	Toyota Motor Credit Corp.	2.150%	2/13/2030	150	138
	Toyota Motor Credit Corp.	4.800%	5/15/2030	225	226
	Toyota Motor Credit Corp.	4.550%	5/17/2030	101	101
	Toyota Motor Credit Corp.	5.550%	11/20/2030	200	207
	Toyota Motor Credit Corp.	4.200%	1/10/2031	457	449
	Toyota Motor Credit Corp.	5.100%	3/21/2031	200	203
	Toyota Motor Credit Corp.	4.550%	5/14/2031	165	164
	Toyota Motor Credit Corp.	1.900%	9/12/2031	200	174
	Toyota Motor Credit Corp.	4.600%	10/10/2031	250	249
	Toyota Motor Credit Corp.	4.650%	9/3/2032	434	429
	Toyota Motor Credit Corp.	4.800%	1/5/2034	100	99
	Toyota Motor Credit Corp.	5.350%	1/9/2035	250	255
	Tractor Supply Co.	1.750%	11/1/2030	200	176
	Trustees of Boston College	3.129%	7/1/2052	100	68
	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	100	96
	Trustees of Dartmouth College	4.273%	6/1/2030	150	149
	Trustees of Princeton University	5.700%	3/1/2039	150	158
	Trustees of Princeton University	2.516%	7/1/2050	150	93
	Trustees of Princeton University	4.201%	3/1/2052	100	83
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	200	117
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	50	41
[2]	University of Chicago	2.547%	4/1/2050	100	66
[2]	University of Chicago	4.003%	10/1/2053	100	79
	University of Miami	4.063%	4/1/2052	100	79
[2]	University of Notre Dame du Lac	3.438%	2/15/2045	100	77
	University of Notre Dame du Lac	3.394%	2/15/2048	125	93
[2]	University of Southern California	3.028%	10/1/2039	100	82
[2]	University of Southern California	3.841%	10/1/2047	100	80
	University of Southern California	2.945%	10/1/2051	200	131
	University of Southern California	4.976%	10/1/2053	200	185
	University of Southern California	5.250%	10/1/2111	100	92
	Washington University	3.524%	4/15/2054	100	73
	Washington University	4.349%	4/15/2122	50	38
[2]	William Marsh Rice University	3.574%	5/15/2045	150	118
	Yale University	1.482%	4/15/2030	100	90
	Yale University	2.402%	4/15/2050	100	60
					88,063
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/2029	100	106
	Altria Group Inc.	4.875%	2/4/2028	150	151
	Altria Group Inc.	4.500%	8/6/2030	157	156
	Altria Group Inc.	5.625%	2/6/2035	125	128
	Altria Group Inc.	5.250%	8/6/2035	136	136
	Altria Group Inc.	3.400%	2/4/2041	500	382
	Altria Group Inc.	4.250%	8/9/2042	275	227
	Altria Group Inc.	4.500%	5/2/2043	125	105
	Altria Group Inc.	3.875%	9/16/2046	425	316
	Altria Group Inc.	5.950%	2/14/2049	225	221
	Altria Group Inc.	3.700%	2/4/2051	600	417
	Altria Group Inc.	6.200%	2/14/2059	70	69
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	1,720	1,674
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	1,997	1,820
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	100	97
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	475	432
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	965	970
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	1,000	965
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	175	177
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	250	314
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	375	382
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	325	307
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	1,051	889
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	600	590
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	405	412
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	80	85
	Archer-Daniels-Midland Co.	5.375%	9/15/2035	95	98
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	50	38

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Archer-Daniels-Midland Co.	2.700%	9/15/2051	200	121
BAT Capital Corp.	3.557%	8/15/2027	231	229
BAT Capital Corp.	2.259%	3/25/2028	500	481
BAT Capital Corp.	3.462%	9/6/2029	100	97
BAT Capital Corp.	4.906%	4/2/2030	175	176
BAT Capital Corp.	6.343%	8/2/2030	200	211
BAT Capital Corp.	5.834%	2/20/2031	200	208
BAT Capital Corp.	2.726%	3/25/2031	500	457
BAT Capital Corp.	5.350%	8/15/2032	273	279
BAT Capital Corp.	7.750%	10/19/2032	100	114
BAT Capital Corp.	4.625%	3/22/2033	325	318
BAT Capital Corp.	6.421%	8/2/2033	200	216
BAT Capital Corp.	6.000%	2/20/2034	200	211
BAT Capital Corp.	5.625%	8/15/2035	294	303
BAT Capital Corp.	4.390%	8/15/2037	525	480
BAT Capital Corp.	4.540%	8/15/2047	383	316
BAT Capital Corp.	4.758%	9/6/2049	375	315
BAT Capital Corp.	5.282%	4/2/2050	200	180
BAT Capital Corp.	5.650%	3/16/2052	200	189
BAT Capital Corp.	7.081%	8/2/2053	175	198
BAT International Finance plc	4.448%	3/16/2028	500	499
BAT International Finance plc	5.931%	2/2/2029	400	412
Brown-Forman Corp.	4.750%	4/15/2033	200	198
Brown-Forman Corp.	4.500%	7/15/2045	100	86
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	200	198
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	70	70
Bunge Ltd. Finance Corp.	3.200%	4/21/2031	150	140
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	350	319
Bunge Ltd. Finance Corp.	4.800%	3/19/2033	100	99
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	150	145
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	125	124
Bunge Ltd. Finance Corp.	5.150%	3/19/2036	83	82
Campbell's Co.	4.150%	3/15/2028	175	173
Campbell's Co.	5.200%	3/21/2029	100	101
Campbell's Co.	4.550%	3/21/2031	227	221
Campbell's Co.	5.400%	3/21/2034	175	173
Campbell's Co.	4.750%	3/23/2035	150	140
Campbell's Co.	4.800%	3/15/2048	135	110
Campbell's Co.	3.125%	4/24/2050	100	62
Campbell's Co.	5.250%	10/13/2054	75	64
Church & Dwight Co. Inc.	3.150%	8/1/2027	100	99
Church & Dwight Co. Inc.	3.950%	8/1/2047	75	59
Church & Dwight Co. Inc.	5.000%	6/15/2052	100	91
Clorox Co.	3.100%	10/1/2027	50	49
Clorox Co.	3.900%	5/15/2028	50	49
Clorox Co.	4.400%	5/1/2029	150	149
Clorox Co.	1.800%	5/15/2030	50	45
Clorox Co.	4.700%	5/15/2031	100	99
Clorox Co.	4.950%	5/15/2033	75	74
Clorox Co.	5.250%	5/15/2036	100	100
Coca-Cola Co.	1.000%	3/15/2028	500	474
Coca-Cola Co.	2.125%	9/6/2029	125	117
Coca-Cola Co.	3.450%	3/25/2030	250	242
Coca-Cola Co.	1.375%	3/15/2031	100	87
Coca-Cola Co.	5.000%	5/13/2034	100	102
Coca-Cola Co.	4.650%	8/14/2034	130	130
Coca-Cola Co.	2.500%	6/1/2040	200	147
Coca-Cola Co.	2.875%	5/5/2041	500	381
Coca-Cola Co.	4.200%	3/25/2050	175	145
Coca-Cola Co.	2.600%	6/1/2050	550	338
Coca-Cola Co.	2.500%	3/15/2051	436	259
Coca-Cola Co.	2.750%	6/1/2060	300	174
Coca-Cola Co.	5.400%	5/13/2064	250	241
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	100	102
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	54	55
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	200	187
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	150	144
Colgate-Palmolive Co.	3.100%	8/15/2027	250	247
Colgate-Palmolive Co.	4.000%	8/15/2045	150	127
Conagra Brands Inc.	7.000%	10/1/2028	275	287

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conagra Brands Inc.	4.850%	11/1/2028	250	250
Conagra Brands Inc.	5.000%	8/1/2030	100	100
Conagra Brands Inc.	8.250%	9/15/2030	50	56
Conagra Brands Inc.	5.750%	8/1/2035	100	101
Conagra Brands Inc.	5.300%	11/1/2038	200	189
Conagra Brands Inc.	5.400%	11/1/2048	150	132
Constellation Brands Inc.	3.600%	2/15/2028	175	172
Constellation Brands Inc.	4.650%	11/15/2028	75	75
Constellation Brands Inc.	3.150%	8/1/2029	225	215
Constellation Brands Inc.	2.875%	5/1/2030	356	333
Constellation Brands Inc.	4.800%	5/1/2030	50	50
Constellation Brands Inc.	4.850%	5/6/2031	150	150
Constellation Brands Inc.	2.250%	8/1/2031	275	243
Constellation Brands Inc.	4.900%	5/1/2033	250	247
Constellation Brands Inc.	4.950%	11/1/2035	125	122
Constellation Brands Inc.	4.500%	5/9/2047	100	83
Constellation Brands Inc.	5.250%	11/15/2048	100	92
Constellation Brands Inc.	3.750%	5/1/2050	125	92
Costco Wholesale Corp.	1.600%	4/20/2030	200	181
Costco Wholesale Corp.	1.750%	4/20/2032	181	157
Delhaize America LLC	9.000%	4/15/2031	100	117
Diageo Capital plc	5.300%	10/24/2027	250	253
Diageo Capital plc	2.375%	10/24/2029	400	373
Diageo Capital plc	2.000%	4/29/2030	200	182
Diageo Capital plc	2.125%	4/29/2032	200	173
Diageo Capital plc	5.875%	9/30/2036	50	53
Diageo Capital plc	3.875%	4/29/2043	250	201
Diageo Finance plc	5.625%	10/5/2033	200	208
Diageo Investment Corp.	5.625%	4/15/2035	200	207
Dollar General Corp.	4.125%	5/1/2028	405	402
Dollar General Corp.	5.200%	7/5/2028	200	202
Dollar General Corp.	3.500%	4/3/2030	100	95
Dollar General Corp.	5.000%	11/1/2032	222	221
Dollar General Corp.	5.450%	7/5/2033	200	203
Dollar General Corp.	5.500%	11/1/2052	100	96
Dollar Tree Inc.	4.200%	5/15/2028	549	545
Dollar Tree Inc.	2.650%	12/1/2031	160	143
Dollar Tree Inc.	3.375%	12/1/2051	175	117
Estee Lauder Cos. Inc.	2.375%	12/1/2029	125	116
Estee Lauder Cos. Inc.	5.000%	2/14/2034	125	125
Estee Lauder Cos. Inc.	6.000%	5/15/2037	75	79
Estee Lauder Cos. Inc.	4.375%	6/15/2045	100	84
Estee Lauder Cos. Inc.	4.150%	3/15/2047	100	80
Estee Lauder Cos. Inc.	3.125%	12/1/2049	125	82
Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	100	87
Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	254	184
General Mills Inc.	4.200%	4/17/2028	375	373
General Mills Inc.	4.875%	1/30/2030	200	201
General Mills Inc.	2.875%	4/15/2030	150	140
General Mills Inc.	2.250%	10/14/2031	250	220
General Mills Inc.	4.950%	3/29/2033	200	199
General Mills Inc.	5.250%	1/30/2035	150	150
General Mills Inc.	5.400%	6/15/2040	100	98
General Mills Inc.	3.000%	2/1/2051	50	32
Haleon US Capital LLC	3.375%	3/24/2029	250	242
Haleon US Capital LLC	3.625%	3/24/2032	700	655
Hershey Co.	4.550%	2/24/2028	133	133
Hershey Co.	2.450%	11/15/2029	130	122
Hershey Co.	4.500%	5/4/2033	100	99
Hershey Co.	3.125%	11/15/2049	150	102
Hormel Foods Corp.	1.800%	6/11/2030	200	180
Hormel Foods Corp.	3.050%	6/3/2051	200	131
Ingredion Inc.	2.900%	6/1/2030	175	164
J M Smucker Co.	3.375%	12/15/2027	150	148
J M Smucker Co.	5.900%	11/15/2028	75	77
J M Smucker Co.	2.375%	3/15/2030	100	92
J M Smucker Co.	2.125%	3/15/2032	31	27
J M Smucker Co.	6.200%	11/15/2033	200	213
J M Smucker Co.	4.250%	3/15/2035	325	302
J M Smucker Co.	4.375%	3/15/2045	125	105

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	6.500%	11/15/2053	200	218
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.750%	4/1/2033	634	650
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.750%	3/15/2034	24	26
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.950%	4/20/2035	175	180
[5]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	5.625%	3/10/2037	258	256
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	4.375%	2/2/2052	400	301
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.500%	12/1/2052	300	303
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	7.250%	11/15/2053	222	242
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	2/25/2055	150	150
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.250%	3/1/2056	250	244
[5]	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.400%	5/10/2057	225	224
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	6.375%	4/15/2066	225	220
	Kellanova	3.400%	11/15/2027	125	124
	Kellanova	4.300%	5/15/2028	100	100
	Kellanova	5.250%	3/1/2033	225	229
	Kellanova	5.750%	5/16/2054	100	99
	Kenvue Inc.	5.050%	3/22/2028	200	202
	Kenvue Inc.	4.850%	5/22/2032	200	201
	Kenvue Inc.	4.900%	3/22/2033	200	201
	Kenvue Inc.	5.050%	3/22/2053	425	388
	Kenvue Inc.	5.200%	3/22/2063	150	136
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	200	201
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	175	171
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	150	141
	Keurig Dr Pepper Inc.	2.250%	3/15/2031	200	178
	Keurig Dr Pepper Inc.	5.200%	3/15/2031	100	101
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	150	142
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	200	201
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	400	395
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	200	165
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	150	107
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	200	161
	Kimberly-Clark Corp.	1.050%	9/15/2027	500	482
	Kimberly-Clark Corp.	3.950%	11/1/2028	50	50
	Kimberly-Clark Corp.	3.200%	4/25/2029	150	145
	Kimberly-Clark Corp.	3.100%	3/26/2030	155	147
	Kimberly-Clark Corp.	2.000%	11/2/2031	250	220
	Kimberly-Clark Corp.	6.625%	8/1/2037	250	284
	Kimberly-Clark Corp.	5.300%	3/1/2041	25	25
	Kimberly-Clark Corp.	3.200%	7/30/2046	175	124
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	37	37
	Kraft Heinz Foods Co.	3.750%	4/1/2030	200	193
	Kraft Heinz Foods Co.	4.250%	3/1/2031	200	195
	Kraft Heinz Foods Co.	6.875%	1/26/2039	100	110
	Kraft Heinz Foods Co.	5.000%	6/4/2042	250	224
	Kraft Heinz Foods Co.	5.200%	7/15/2045	550	490
	Kraft Heinz Foods Co.	4.375%	6/1/2046	149	119
	Kraft Heinz Foods Co.	4.875%	10/1/2049	300	252
	Kraft Heinz Foods Co.	5.500%	6/1/2050	100	91
	Kroger Co.	3.700%	8/1/2027	100	99
	Kroger Co.	7.700%	6/1/2029	50	54
	Kroger Co.	8.000%	9/15/2029	125	138
	Kroger Co.	2.200%	5/1/2030	100	91
	Kroger Co.	7.500%	4/1/2031	100	112
	Kroger Co.	5.000%	9/15/2034	375	370
	Kroger Co.	5.400%	7/15/2040	50	49
	Kroger Co.	5.000%	4/15/2042	125	116
	Kroger Co.	5.150%	8/1/2043	100	93
	Kroger Co.	4.450%	2/1/2047	200	165
	Kroger Co.	4.650%	1/15/2048	225	191
	Kroger Co.	5.400%	1/15/2049	150	140
	Kroger Co.	3.950%	1/15/2050	150	113
	Kroger Co.	5.500%	9/15/2054	381	358
	Kroger Co.	5.650%	9/15/2064	260	244
[5]	Maple Parent Holdings Corp.	4.750%	3/26/2029	44	44
[5]	Maple Parent Holdings Corp.	6.625%	3/26/2056	150	158
	McCormick & Co. Inc.	3.400%	8/15/2027	150	148
	McCormick & Co. Inc.	4.150%	2/15/2029	100	99
	McCormick & Co. Inc.	2.500%	4/15/2030	250	231
	McCormick & Co. Inc.	4.950%	4/15/2033	100	100

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
McCormick & Co. Inc.	4.700%	10/15/2034	175	169
Molson Coors Beverage Co.	4.900%	7/8/2031	100	100
Molson Coors Beverage Co.	5.500%	7/8/2036	194	195
Molson Coors Beverage Co.	5.000%	5/1/2042	100	91
Molson Coors Beverage Co.	4.200%	7/15/2046	375	299
Mondelez International Inc.	4.250%	5/6/2028	150	149
Mondelez International Inc.	4.750%	2/20/2029	100	101
Mondelez International Inc.	2.750%	4/13/2030	115	107
Mondelez International Inc.	1.875%	10/15/2032	300	256
Mondelez International Inc.	5.125%	5/6/2035	325	326
Mondelez International Inc.	2.625%	9/4/2050	250	151
PepsiCo Inc.	3.000%	10/15/2027	325	320
PepsiCo Inc.	4.450%	2/7/2028	175	175
PepsiCo Inc.	4.450%	5/15/2028	200	201
PepsiCo Inc.	4.100%	1/15/2029	250	249
PepsiCo Inc.	2.625%	7/29/2029	200	190
PepsiCo Inc.	2.750%	3/19/2030	345	325
PepsiCo Inc.	1.625%	5/1/2030	700	631
PepsiCo Inc.	4.300%	7/23/2030	150	150
PepsiCo Inc.	1.400%	2/25/2031	200	175
PepsiCo Inc.	4.650%	7/23/2032	175	176
PepsiCo Inc.	5.000%	7/23/2035	875	881
PepsiCo Inc.	3.500%	3/19/2040	175	146
PepsiCo Inc.	2.625%	10/21/2041	450	323
PepsiCo Inc.	3.600%	8/13/2042	100	80
PepsiCo Inc.	4.450%	4/14/2046	300	261
PepsiCo Inc.	3.450%	10/6/2046	300	223
PepsiCo Inc.	4.000%	5/2/2047	100	81
PepsiCo Inc.	3.375%	7/29/2049	240	171
PepsiCo Inc.	2.875%	10/15/2049	325	212
PepsiCo Inc.	2.750%	10/21/2051	50	31
PepsiCo Inc.	3.875%	3/19/2060	150	113
Philip Morris International Inc.	4.375%	11/1/2027	125	125
Philip Morris International Inc.	5.125%	11/17/2027	200	202
Philip Morris International Inc.	3.125%	3/2/2028	100	98
Philip Morris International Inc.	4.125%	4/28/2028	200	199
Philip Morris International Inc.	3.875%	10/27/2028	150	148
Philip Morris International Inc.	4.875%	2/13/2029	200	202
Philip Morris International Inc.	4.125%	4/27/2029	600	594
Philip Morris International Inc.	3.375%	8/15/2029	250	241
Philip Morris International Inc.	4.625%	11/1/2029	200	200
Philip Morris International Inc.	5.625%	11/17/2029	200	206
Philip Morris International Inc.	5.125%	2/15/2030	200	203
Philip Morris International Inc.	4.375%	4/30/2030	200	198
Philip Morris International Inc.	2.100%	5/1/2030	150	137
Philip Morris International Inc.	5.500%	9/7/2030	244	251
Philip Morris International Inc.	4.000%	10/29/2030	234	228
Philip Morris International Inc.	1.750%	11/1/2030	425	376
Philip Morris International Inc.	5.125%	2/13/2031	225	229
Philip Morris International Inc.	4.750%	11/1/2031	200	200
Philip Morris International Inc.	4.250%	10/29/2032	430	417
Philip Morris International Inc.	5.750%	11/17/2032	700	733
Philip Morris International Inc.	5.375%	2/15/2033	200	205
Philip Morris International Inc.	5.625%	9/7/2033	189	197
Philip Morris International Inc.	5.250%	2/13/2034	400	407
Philip Morris International Inc.	4.900%	11/1/2034	50	50
Philip Morris International Inc.	4.875%	4/30/2035	200	197
Philip Morris International Inc.	4.625%	10/29/2035	183	176
Philip Morris International Inc.	4.875%	4/29/2036	212	208
Philip Morris International Inc.	6.375%	5/16/2038	200	219
Philip Morris International Inc.	4.375%	11/15/2041	500	437
Philip Morris International Inc.	4.500%	3/20/2042	125	110
Philip Morris International Inc.	3.875%	8/21/2042	25	20
Philip Morris International Inc.	4.125%	3/4/2043	150	126
Pilgrim's Pride Corp.	4.250%	4/15/2031	300	288
Pilgrim's Pride Corp.	3.500%	3/1/2032	200	182
Pilgrim's Pride Corp.	6.250%	7/1/2033	82	86
Procter & Gamble Co.	3.000%	3/25/2030	500	476
Procter & Gamble Co.	4.050%	5/1/2030	100	99
Procter & Gamble Co.	1.200%	10/29/2030	300	263

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Procter & Gamble Co.	4.100%	11/3/2032	250	244
Procter & Gamble Co.	4.550%	1/29/2034	200	199
Procter & Gamble Co.	4.600%	5/1/2035	100	99
Procter & Gamble Co.	4.350%	11/3/2035	250	242
Procter & Gamble Co.	5.550%	3/5/2037	150	159
Procter & Gamble Co.	3.550%	3/25/2040	100	85
Reynolds American Inc.	5.700%	8/15/2035	175	180
Reynolds American Inc.	7.250%	6/15/2037	100	114
Reynolds American Inc.	6.150%	9/15/2043	75	76
Reynolds American Inc.	5.850%	8/15/2045	650	640
Sysco Corp.	3.250%	7/15/2027	175	173
Sysco Corp.	5.750%	1/17/2029	100	103
Sysco Corp.	2.400%	2/15/2030	100	92
Sysco Corp.	5.950%	4/1/2030	166	172
Sysco Corp.	4.400%	7/25/2031	150	146
Sysco Corp.	2.450%	12/14/2031	100	89
Sysco Corp.	6.000%	1/17/2034	100	105
Sysco Corp.	4.950%	3/25/2036	167	160
Sysco Corp.	6.600%	4/1/2040	175	190
Sysco Corp.	4.500%	4/1/2046	200	167
Sysco Corp.	4.450%	3/15/2048	100	81
Sysco Corp.	6.600%	4/1/2050	100	106
Sysco Corp.	3.150%	12/14/2051	250	159
Target Corp.	4.350%	6/15/2028	94	94
Target Corp.	3.375%	4/15/2029	200	195
Target Corp.	2.650%	9/15/2030	150	139
Target Corp.	4.500%	9/15/2034	254	246
Target Corp.	5.000%	4/15/2035	239	239
Target Corp.	7.000%	1/15/2038	125	144
Target Corp.	4.000%	7/1/2042	522	437
Target Corp.	3.625%	4/15/2046	52	40
Target Corp.	3.900%	11/15/2047	300	235
Target Corp.	2.950%	1/15/2052	200	127
Tyson Foods Inc.	4.350%	3/1/2029	280	278
Tyson Foods Inc.	5.700%	3/15/2034	250	257
Tyson Foods Inc.	5.150%	8/15/2044	200	184
Tyson Foods Inc.	4.550%	6/2/2047	100	84
Tyson Foods Inc.	5.100%	9/28/2048	262	236
Unilever Capital Corp.	4.250%	8/12/2027	150	150
Unilever Capital Corp.	4.875%	9/8/2028	200	202
Unilever Capital Corp.	1.375%	9/14/2030	300	265
Unilever Capital Corp.	1.750%	8/12/2031	500	436
Unilever Capital Corp.	5.900%	11/15/2032	200	214
Unilever Capital Corp.	5.000%	12/8/2033	200	203
Unilever Capital Corp.	4.625%	8/12/2034	200	197
Walmart Inc.	4.000%	4/30/2029	89	88
Walmart Inc.	3.250%	7/8/2029	250	243
Walmart Inc.	2.375%	9/24/2029	425	401
Walmart Inc.	4.150%	4/30/2031	146	144
Walmart Inc.	4.150%	9/9/2032	250	246
Walmart Inc.	4.450%	4/30/2033	137	136
Walmart Inc.	4.900%	4/28/2035	150	151
Walmart Inc.	5.250%	9/1/2035	192	198
Walmart Inc.	6.200%	4/15/2038	315	350
Walmart Inc.	3.950%	6/28/2038	275	252
Walmart Inc.	5.000%	10/25/2040	100	100
Walmart Inc.	2.500%	9/22/2041	300	215
Walmart Inc.	4.000%	4/11/2043	274	232
Walmart Inc.	3.625%	12/15/2047	265	207
Walmart Inc.	4.050%	6/29/2048	625	512
Walmart Inc.	4.500%	9/9/2052	200	173
				77,832
Energy (1.8%)
APA Corp.	6.100%	2/15/2035	100	103
APA Corp.	6.750%	2/15/2055	175	183
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	200	197
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.050%	3/11/2029	100	99
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/2029	250	238
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.350%	6/15/2031	129	126

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.650%	6/15/2033	115	112
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.000%	6/15/2036	644	630
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.850%	6/15/2056	220	217
	Boardwalk Pipelines LP	4.450%	7/15/2027	100	100
	Boardwalk Pipelines LP	5.625%	8/1/2034	235	240
	Boardwalk Pipelines LP	5.375%	2/15/2036	200	199
	BP Capital Markets America Inc.	5.017%	11/17/2027	300	303
	BP Capital Markets America Inc.	4.234%	11/6/2028	345	343
	BP Capital Markets America Inc.	4.699%	4/10/2029	100	100
	BP Capital Markets America Inc.	4.970%	10/17/2029	200	202
	BP Capital Markets America Inc.	4.868%	11/25/2029	400	404
	BP Capital Markets America Inc.	3.633%	4/6/2030	350	338
	BP Capital Markets America Inc.	2.721%	1/12/2032	200	180
	BP Capital Markets America Inc.	4.812%	2/13/2033	400	397
	BP Capital Markets America Inc.	4.893%	9/11/2033	535	533
	BP Capital Markets America Inc.	4.989%	4/10/2034	200	200
	BP Capital Markets America Inc.	5.227%	11/17/2034	350	355
	BP Capital Markets America Inc.	3.060%	6/17/2041	230	173
	BP Capital Markets America Inc.	3.000%	2/24/2050	450	292
	BP Capital Markets America Inc.	2.772%	11/10/2050	250	154
	BP Capital Markets America Inc.	2.939%	6/4/2051	500	316
	BP Capital Markets America Inc.	3.001%	3/17/2052	200	127
	BP Capital Markets America Inc.	3.379%	2/8/2061	1,175	757
	BP Capital Markets plc	3.279%	9/19/2027	200	198
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	50	50
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	100	93
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	100	111
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	125	135
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	50	50
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	100	104
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	300	317
	Canadian Natural Resources Ltd.	4.950%	6/1/2047	140	124
	Cenovus Energy Inc.	4.650%	3/20/2031	100	99
	Cenovus Energy Inc.	2.650%	1/15/2032	100	89
	Cenovus Energy Inc.	5.400%	3/20/2036	150	149
	Cenovus Energy Inc.	5.250%	6/15/2037	38	37
	Cenovus Energy Inc.	6.750%	11/15/2039	39	43
	Cenovus Energy Inc.	5.400%	6/15/2047	119	110
	Cenovus Energy Inc.	3.750%	2/15/2052	150	107
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	285	275
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	100	85
	Cheniere Energy Inc.	4.625%	10/15/2028	252	251
	Cheniere Energy Inc.	5.650%	4/15/2034	265	272
[5]	Cheniere Energy Inc.	5.200%	7/30/2036	143	141
[5]	Cheniere Energy Inc.	6.000%	7/30/2056	175	175
	Cheniere Energy Partners LP	4.500%	10/1/2029	275	273
	Cheniere Energy Partners LP	4.000%	3/1/2031	791	762
	Cheniere Energy Partners LP	3.250%	1/31/2032	350	321
	Cheniere Energy Partners LP	5.950%	6/30/2033	47	49
	Cheniere Energy Partners LP	5.750%	8/15/2034	100	103
	Cheniere Energy Partners LP	5.550%	10/30/2035	600	609
[5]	Cheniere Energy Partners LP	5.350%	11/30/2036	175	174
[5]	Cheniere Energy Partners LP	6.050%	11/30/2056	100	101
	Chevron Corp.	2.236%	5/11/2030	500	460
	Chevron USA Inc.	1.018%	8/12/2027	500	483
	Chevron USA Inc.	3.950%	8/13/2027	317	316
	Chevron USA Inc.	4.475%	2/26/2028	200	201
	Chevron USA Inc.	4.050%	8/13/2028	532	529
	Chevron USA Inc.	4.687%	4/15/2030	150	151
	Chevron USA Inc.	4.300%	10/15/2030	170	169
	Chevron USA Inc.	4.819%	4/15/2032	150	151
	Chevron USA Inc.	4.500%	10/15/2032	443	441
	Chevron USA Inc.	4.980%	4/15/2035	117	118
	Chevron USA Inc.	4.850%	10/15/2035	400	399
	Chevron USA Inc.	2.343%	8/12/2050	200	115
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	200	182
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	200	152
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	200	200
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	200	218
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	225	258

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	100	99
	ConocoPhillips Co.	4.700%	1/15/2030	225	226
	ConocoPhillips Co.	4.850%	1/15/2032	200	201
	ConocoPhillips Co.	5.050%	9/15/2033	200	203
	ConocoPhillips Co.	5.000%	1/15/2035	225	225
	ConocoPhillips Co.	3.758%	3/15/2042	88	71
	ConocoPhillips Co.	4.300%	11/15/2044	275	230
	ConocoPhillips Co.	3.800%	3/15/2052	190	139
	ConocoPhillips Co.	5.300%	5/15/2053	478	445
	ConocoPhillips Co.	5.550%	3/15/2054	175	169
	ConocoPhillips Co.	5.500%	1/15/2055	325	311
	ConocoPhillips Co.	4.025%	3/15/2062	200	146
	ConocoPhillips Co.	5.700%	9/15/2063	125	122
	ConocoPhillips Co.	5.650%	1/15/2065	200	193
	Continental Resources Inc.	4.375%	1/15/2028	200	199
	Continental Resources Inc.	4.900%	6/1/2044	125	102
	DCP Midstream Operating LP	5.625%	7/15/2027	75	76
	DCP Midstream Operating LP	3.250%	2/15/2032	181	165
	DCP Midstream Operating LP	5.600%	4/1/2044	40	39
	Devon Energy Corp.	5.250%	10/15/2027	100	100
	Devon Energy Corp.	5.875%	6/15/2028	130	130
	Devon Energy Corp.	4.500%	1/15/2030	130	129
	Devon Energy Corp.	7.875%	9/30/2031	160	182
	Devon Energy Corp.	7.950%	4/15/2032	163	187
[5]	Devon Energy Corp.	5.600%	3/15/2034	105	108
[5]	Devon Energy Corp.	5.400%	2/15/2035	310	312
	Devon Energy Corp.	4.750%	5/15/2042	130	116
	Devon Energy Corp.	5.000%	6/15/2045	150	134
[5]	Devon Energy Corp.	5.900%	2/15/2055	50	49
	Diamondback Energy Inc.	3.500%	12/1/2029	200	193
	Diamondback Energy Inc.	5.150%	1/30/2030	150	152
	Diamondback Energy Inc.	6.250%	3/15/2033	190	202
	Diamondback Energy Inc.	5.400%	4/18/2034	230	233
	Diamondback Energy Inc.	5.550%	4/1/2035	180	184
	Diamondback Energy Inc.	6.250%	3/15/2053	200	207
	Diamondback Energy Inc.	5.750%	4/18/2054	265	258
	Diamondback Energy Inc.	5.900%	4/18/2064	175	172
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	100	103
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	100	96
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	100	103
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	100	95
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	125	107
	Enbridge Energy Partners LP	7.500%	4/15/2038	150	174
	Enbridge Energy Partners LP	5.500%	9/15/2040	125	123
	Enbridge Inc.	3.700%	7/15/2027	150	149
	Enbridge Inc.	4.600%	6/20/2028	75	75
	Enbridge Inc.	6.000%	11/15/2028	125	129
	Enbridge Inc.	4.200%	11/20/2028	150	149
	Enbridge Inc.	5.300%	4/5/2029	200	203
	Enbridge Inc.	3.125%	11/15/2029	200	190
	Enbridge Inc.	4.900%	6/20/2030	100	100
	Enbridge Inc.	6.200%	11/15/2030	525	552
	Enbridge Inc.	4.500%	2/15/2031	189	186
	Enbridge Inc.	5.700%	3/8/2033	400	413
	Enbridge Inc.	2.500%	8/1/2033	200	170
	Enbridge Inc.	5.625%	4/5/2034	100	103
	Enbridge Inc.	5.550%	6/20/2035	65	66
	Enbridge Inc.	5.200%	11/20/2035	112	111
	Enbridge Inc.	5.450%	3/27/2036	1,050	1,061
	Enbridge Inc.	4.500%	6/10/2044	100	86
	Enbridge Inc.	5.500%	12/1/2046	135	129
	Enbridge Inc.	3.400%	8/1/2051	200	136
	Enbridge Inc.	6.700%	11/15/2053	165	181
	Enbridge Inc.	5.950%	4/5/2054	250	251
	Enbridge Inc.	7.200%	6/27/2054	120	127
	Enbridge Inc.	7.375%	3/15/2055	50	53
	Energy Transfer LP	5.550%	2/15/2028	950	963
	Energy Transfer LP	4.950%	5/15/2028	200	201
	Energy Transfer LP	5.250%	4/15/2029	425	431
	Energy Transfer LP	5.250%	7/1/2029	73	74

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Transfer LP	5.200%	4/1/2030	32	32
Energy Transfer LP	3.750%	5/15/2030	250	241
Energy Transfer LP	4.550%	1/15/2031	265	262
Energy Transfer LP	5.750%	2/15/2033	200	207
Energy Transfer LP	6.550%	12/1/2033	600	649
Energy Transfer LP	5.550%	5/15/2034	150	152
Energy Transfer LP	5.600%	9/1/2034	207	211
Energy Transfer LP	5.700%	4/1/2035	101	104
Energy Transfer LP	5.350%	1/15/2036	177	176
Energy Transfer LP	6.625%	10/15/2036	225	243
Energy Transfer LP	5.800%	6/15/2038	150	153
Energy Transfer LP	6.050%	6/1/2041	100	101
Energy Transfer LP	6.500%	2/1/2042	275	291
Energy Transfer LP	4.950%	1/15/2043	175	155
Energy Transfer LP	5.300%	4/1/2044	300	274
Energy Transfer LP	5.000%	5/15/2044	100	88
Energy Transfer LP	5.150%	3/15/2045	175	156
Energy Transfer LP	5.350%	5/15/2045	45	41
Energy Transfer LP	6.125%	12/15/2045	200	199
Energy Transfer LP	5.300%	4/15/2047	200	179
Energy Transfer LP	5.400%	10/1/2047	275	249
Energy Transfer LP	6.250%	4/15/2049	320	319
Energy Transfer LP	5.000%	5/15/2050	555	470
Energy Transfer LP	5.950%	5/15/2054	640	613
Energy Transfer LP	6.050%	9/1/2054	191	186
Energy Transfer LP	6.200%	4/1/2055	150	148
Energy Transfer LP	6.300%	1/15/2056	200	201
Enterprise Products Operating LLC	4.300%	6/20/2028	325	324
Enterprise Products Operating LLC	3.125%	7/31/2029	200	192
Enterprise Products Operating LLC	2.800%	1/31/2030	300	282
Enterprise Products Operating LLC	4.600%	1/15/2031	450	449
Enterprise Products Operating LLC	6.875%	3/1/2033	175	194
Enterprise Products Operating LLC	4.850%	1/31/2034	75	74
Enterprise Products Operating LLC	4.950%	2/15/2035	150	149
Enterprise Products Operating LLC	5.200%	1/15/2036	350	351
Enterprise Products Operating LLC	7.550%	4/15/2038	150	177
Enterprise Products Operating LLC	6.125%	10/15/2039	300	320
Enterprise Products Operating LLC	5.950%	2/1/2041	175	182
Enterprise Products Operating LLC	4.450%	2/15/2043	300	262
Enterprise Products Operating LLC	4.850%	3/15/2044	335	306
Enterprise Products Operating LLC	5.100%	2/15/2045	100	93
Enterprise Products Operating LLC	4.900%	5/15/2046	425	383
Enterprise Products Operating LLC	4.250%	2/15/2048	100	82
Enterprise Products Operating LLC	4.800%	2/1/2049	100	88
Enterprise Products Operating LLC	4.200%	1/31/2050	350	282
Enterprise Products Operating LLC	3.200%	2/15/2052	300	198
Enterprise Products Operating LLC	3.300%	2/15/2053	200	134
Enterprise Products Operating LLC	5.550%	2/16/2055	775	751
Enterprise Products Operating LLC	3.950%	1/31/2060	200	146
Enterprise Products Operating LLC	5.250%	8/16/2077	100	100
Enterprise Products Operating LLC	5.375%	2/15/2078	200	199
EOG Resources Inc.	4.400%	7/15/2028	100	100
EOG Resources Inc.	4.375%	4/15/2030	200	198
EOG Resources Inc.	4.400%	1/15/2031	100	99
EOG Resources Inc.	5.000%	7/15/2032	337	339
EOG Resources Inc.	5.350%	1/15/2036	275	278
EOG Resources Inc.	4.950%	4/15/2050	200	179
EOG Resources Inc.	5.650%	12/1/2054	125	122
EOG Resources Inc.	5.950%	7/15/2055	175	178
EQT Corp.	3.900%	10/1/2027	59	58
EQT Corp.	5.700%	4/1/2028	200	203
EQT Corp.	5.000%	1/15/2029	200	201
EQT Corp.	7.000%	2/1/2030	200	213
EQT Corp.	5.750%	2/1/2034	300	307
Equinor ASA	7.250%	9/23/2027	250	259
Equinor ASA	4.250%	6/2/2028	103	103
Equinor ASA	3.625%	9/10/2028	175	173
Equinor ASA	2.375%	5/22/2030	400	368
Equinor ASA	4.500%	9/3/2030	77	77
Equinor ASA	4.750%	11/14/2035	185	180

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equinor ASA	5.100%	8/17/2040	125	122
Equinor ASA	4.250%	11/23/2041	175	153
Equinor ASA	3.950%	5/15/2043	125	103
Equinor ASA	4.800%	11/8/2043	175	161
Equinor ASA	3.250%	11/18/2049	225	156
Equinor ASA	3.700%	4/6/2050	405	304
Expand Energy Corp.	5.375%	3/15/2030	300	301
Expand Energy Corp.	4.750%	2/1/2032	200	195
Expand Energy Corp.	5.700%	1/15/2035	75	76
Exxon Mobil Corp.	2.440%	8/16/2029	250	236
Exxon Mobil Corp.	2.610%	10/15/2030	650	603
Exxon Mobil Corp.	2.995%	8/16/2039	100	79
Exxon Mobil Corp.	4.227%	3/19/2040	400	360
Exxon Mobil Corp.	3.567%	3/6/2045	235	181
Exxon Mobil Corp.	4.114%	3/1/2046	200	165
Exxon Mobil Corp.	4.327%	3/19/2050	805	672
Exxon Mobil Corp.	3.452%	4/15/2051	500	356
Halliburton Co.	2.920%	3/1/2030	200	188
Halliburton Co.	6.700%	9/15/2038	345	380
Halliburton Co.	7.450%	9/15/2039	500	585
Halliburton Co.	5.000%	11/15/2045	200	179
Helmerich & Payne Inc.	4.650%	12/1/2027	250	250
Helmerich & Payne Inc.	4.850%	12/1/2029	200	200
Helmerich & Payne Inc.	2.900%	9/29/2031	100	90
Helmerich & Payne Inc.	5.500%	12/1/2034	50	49
Hess Corp.	7.300%	8/15/2031	180	200
Hess Corp.	7.125%	3/15/2033	100	112
Hess Corp.	6.000%	1/15/2040	75	79
Hess Corp.	5.600%	2/15/2041	1,650	1,671
HF Sinclair Corp.	5.750%	1/15/2031	200	204
HF Sinclair Corp.	5.500%	9/1/2032	102	103
HF Sinclair Corp.	6.250%	1/15/2035	175	181
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	715	813
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	52
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	250	270
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	50	56
Kinder Morgan Energy Partners LP	6.500%	9/1/2039	200	214
Kinder Morgan Energy Partners LP	6.550%	9/15/2040	200	215
Kinder Morgan Energy Partners LP	5.625%	9/1/2041	50	49
Kinder Morgan Energy Partners LP	4.700%	11/1/2042	150	132
Kinder Morgan Energy Partners LP	5.000%	3/1/2043	75	68
Kinder Morgan Inc.	4.300%	3/1/2028	200	199
Kinder Morgan Inc.	5.150%	6/1/2030	50	51
Kinder Morgan Inc.	7.800%	8/1/2031	140	159
Kinder Morgan Inc.	7.750%	1/15/2032	265	301
Kinder Morgan Inc.	5.300%	12/1/2034	175	176
Kinder Morgan Inc.	5.850%	6/1/2035	900	940
Kinder Morgan Inc.	5.550%	6/1/2045	425	408
Kinder Morgan Inc.	5.050%	2/15/2046	175	157
Kinder Morgan Inc.	3.600%	2/15/2051	200	141
Kinder Morgan Inc.	5.450%	8/1/2052	130	121
Kinder Morgan Inc.	5.950%	8/1/2054	280	281
Marathon Petroleum Corp.	5.150%	3/1/2030	120	122
Marathon Petroleum Corp.	5.700%	3/1/2035	295	303
Marathon Petroleum Corp.	6.500%	3/1/2041	300	322
Marathon Petroleum Corp.	4.500%	4/1/2048	260	210
Marathon Petroleum Corp.	5.000%	9/15/2054	100	86
MPLX LP	4.250%	12/1/2027	275	274
MPLX LP	4.000%	3/15/2028	400	396
MPLX LP	2.650%	8/15/2030	155	143
MPLX LP	4.950%	9/1/2032	149	148
MPLX LP	5.000%	3/1/2033	200	199
MPLX LP	5.500%	6/1/2034	250	253
MPLX LP	5.400%	4/1/2035	112	112
MPLX LP	5.400%	9/15/2035	350	349
MPLX LP	5.300%	4/1/2036	350	345
MPLX LP	4.500%	4/15/2038	400	362
MPLX LP	4.700%	4/15/2048	400	332
MPLX LP	4.950%	3/14/2052	260	220
MPLX LP	5.650%	3/1/2053	200	186

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	5.950%	4/1/2055	111	108
MPLX LP	6.200%	9/15/2055	200	201
MPLX LP	6.100%	4/1/2056	150	148
NOV Inc.	3.600%	12/1/2029	200	192
NOV Inc.	3.950%	12/1/2042	125	98
Occidental Petroleum Corp.	8.875%	7/15/2030	176	198
Occidental Petroleum Corp.	6.625%	9/1/2030	111	117
Occidental Petroleum Corp.	7.500%	5/1/2031	153	169
Occidental Petroleum Corp.	7.875%	9/15/2031	85	96
Occidental Petroleum Corp.	5.375%	1/1/2032	280	286
Occidental Petroleum Corp.	5.550%	10/1/2034	210	215
Occidental Petroleum Corp.	6.450%	9/15/2036	301	323
Occidental Petroleum Corp.	7.950%	6/15/2039	43	51
Occidental Petroleum Corp.	6.200%	3/15/2040	128	133
Occidental Petroleum Corp.	6.600%	3/15/2046	196	208
Occidental Petroleum Corp.	4.400%	4/15/2046	75	63
Occidental Petroleum Corp.	4.200%	3/15/2048	55	44
Occidental Petroleum Corp.	6.050%	10/1/2054	175	177
ONEOK Inc.	4.250%	9/24/2027	400	399
ONEOK Inc.	4.550%	7/15/2028	200	200
ONEOK Inc.	5.650%	11/1/2028	100	102
ONEOK Inc.	4.350%	3/15/2029	100	99
ONEOK Inc.	5.375%	6/1/2029	90	91
ONEOK Inc.	3.400%	9/1/2029	245	235
ONEOK Inc.	3.100%	3/15/2030	200	188
ONEOK Inc.	3.250%	6/1/2030	200	189
ONEOK Inc.	4.750%	10/15/2031	125	124
ONEOK Inc.	4.950%	10/15/2032	158	157
ONEOK Inc.	6.050%	9/1/2033	350	366
ONEOK Inc.	5.050%	11/1/2034	325	318
ONEOK Inc.	5.400%	10/15/2035	325	324
ONEOK Inc.	5.150%	10/15/2043	125	113
ONEOK Inc.	5.600%	4/1/2044	60	57
ONEOK Inc.	5.050%	4/1/2045	80	71
ONEOK Inc.	4.250%	9/15/2046	200	156
ONEOK Inc.	4.950%	7/13/2047	110	95
ONEOK Inc.	4.200%	10/3/2047	150	115
ONEOK Inc.	5.200%	7/15/2048	40	35
ONEOK Inc.	4.850%	2/1/2049	100	84
ONEOK Inc.	4.450%	9/1/2049	150	120
ONEOK Inc.	7.150%	1/15/2051	120	133
ONEOK Inc.	6.625%	9/1/2053	250	262
ONEOK Inc.	5.700%	11/1/2054	285	264
ONEOK Inc.	6.250%	10/15/2055	425	426
ONEOK Inc.	5.850%	11/1/2064	140	131
ONEOK Partners LP	6.125%	2/1/2041	150	154
Ovintiv Inc.	7.375%	11/1/2031	50	55
Ovintiv Inc.	6.250%	7/15/2033	100	105
Ovintiv Inc.	6.500%	8/15/2034	150	160
Ovintiv Inc.	6.625%	8/15/2037	100	107
Ovintiv Inc.	6.500%	2/1/2038	100	105
Ovintiv Inc.	7.100%	7/15/2053	75	83
Patterson-UTI Energy Inc.	5.150%	11/15/2029	50	50
Patterson-UTI Energy Inc.	7.150%	10/1/2033	100	107
Patterson-UTI Energy Inc.	6.050%	5/15/2036	52	52
Phillips 66	3.900%	3/15/2028	150	148
Phillips 66	2.150%	12/15/2030	100	90
Phillips 66	4.650%	11/15/2034	300	291
Phillips 66	5.875%	5/1/2042	620	628
Phillips 66	4.875%	11/15/2044	440	392
Phillips 66 Co.	4.950%	12/1/2027	200	201
Phillips 66 Co.	3.150%	12/15/2029	100	95
Phillips 66 Co.	5.250%	6/15/2031	200	204
Phillips 66 Co.	4.950%	3/15/2035	105	103
Phillips 66 Co.	4.680%	2/15/2045	245	210
Phillips 66 Co.	5.875%	3/15/2056	225	223
Phillips 66 Co.	6.200%	3/15/2056	134	134
Pioneer Natural Resources Co.	1.900%	8/15/2030	300	269
Pioneer Natural Resources Co.	2.150%	1/15/2031	200	179
Plains All American Pipeline LP	5.950%	6/15/2035	175	180

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	275	265
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/2030	200	192
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	1/15/2031	161	160
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/2034	85	87
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	185	186
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/2037	100	108
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/2042	110	101
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/2044	200	173
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/2045	50	44
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	300	298
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	550	545
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	142	148
	Schlumberger Investment SA	4.550%	5/7/2031	137	136
	Schlumberger Investment SA	4.800%	5/7/2033	95	94
	Schlumberger Investment SA	5.150%	5/7/2036	225	224
[5]	Shell Finance US Inc.	3.875%	11/13/2028	68	67
	Shell Finance US Inc.	2.375%	11/7/2029	582	545
	Shell Finance US Inc.	2.750%	4/6/2030	50	47
	Shell Finance US Inc.	4.125%	11/6/2030	154	151
	Shell Finance US Inc.	4.125%	5/11/2035	300	283
	Shell Finance US Inc.	4.750%	1/6/2036	175	171
[5]	Shell Finance US Inc.	6.375%	12/15/2038	475	519
[5]	Shell Finance US Inc.	5.500%	3/25/2040	175	177
	Shell Finance US Inc.	4.550%	8/12/2043	300	264
	Shell Finance US Inc.	4.375%	5/11/2045	430	366
	Shell Finance US Inc.	4.000%	5/10/2046	640	511
[5]	Shell Finance US Inc.	3.125%	11/7/2049	200	135
[5]	Shell Finance US Inc.	3.000%	11/26/2051	200	130
	Shell International Finance BV	2.875%	11/26/2041	200	146
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	100	100
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	150	150
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	215	214
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	125	120
	Spectra Energy Partners LP	4.500%	3/15/2045	325	275
	Suncor Energy Inc.	5.950%	12/1/2034	125	130
	Suncor Energy Inc.	6.800%	5/15/2038	273	300
	Suncor Energy Inc.	4.000%	11/15/2047	100	77
	Suncor Energy Inc.	3.750%	3/4/2051	200	145
	Targa Resources Corp.	4.350%	1/15/2029	105	104
	Targa Resources Corp.	6.150%	3/1/2029	175	181
	Targa Resources Corp.	4.900%	9/15/2030	125	125
	Targa Resources Corp.	4.200%	2/1/2033	200	190
	Targa Resources Corp.	6.125%	3/15/2033	284	299
	Targa Resources Corp.	5.500%	2/15/2035	255	258
	Targa Resources Corp.	5.550%	8/15/2035	171	173
	Targa Resources Corp.	5.650%	2/15/2036	55	56
	Targa Resources Corp.	5.400%	7/30/2036	420	418
	Targa Resources Corp.	4.950%	4/15/2052	75	64
	Targa Resources Corp.	6.250%	7/1/2052	90	91
	Targa Resources Corp.	6.500%	2/15/2053	200	209
	Targa Resources Corp.	6.125%	5/15/2055	171	171
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/2028	100	100
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/2030	200	202
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/2031	200	200
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/2032	200	190
	TotalEnergies Capital International SA	2.829%	1/10/2030	490	463
	TotalEnergies Capital International SA	2.986%	6/29/2041	140	105
	TotalEnergies Capital International SA	3.461%	7/12/2049	150	107
	TotalEnergies Capital International SA	3.127%	5/29/2050	440	293
	TotalEnergies Capital International SA	3.386%	6/29/2060	130	85
	TotalEnergies Capital SA	5.150%	4/5/2034	225	228
	TotalEnergies Capital SA	4.724%	9/10/2034	411	406
	TotalEnergies Capital SA	5.488%	4/5/2054	300	290
	TotalEnergies Capital SA	5.275%	9/10/2054	100	94
	TotalEnergies Capital SA	5.638%	4/5/2064	225	218
	TotalEnergies Capital SA	5.425%	9/10/2064	225	212
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	259	255
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	203	199
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	289	283
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	250	249

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
TransCanada PipeLines Ltd.	4.100%	4/15/2030	400	391
TransCanada PipeLines Ltd.	4.625%	3/1/2034	735	710
TransCanada PipeLines Ltd.	5.600%	3/31/2034	150	153
TransCanada PipeLines Ltd.	5.850%	3/15/2036	300	312
TransCanada PipeLines Ltd.	6.200%	10/15/2037	175	186
TransCanada PipeLines Ltd.	6.100%	6/1/2040	200	209
TransCanada PipeLines Ltd.	6.125%	10/17/2056	71	72
TransCanada PipeLines Ltd.	6.375%	10/17/2056	77	78
TransCanada PipeLines Ltd.	7.000%	6/1/2065	300	311
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	100	99
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	200	190
Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	428	424
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	100	85
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	100	77
Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	97	96
Valero Energy Corp.	5.150%	3/10/2036	150	148
Valero Energy Corp.	6.625%	6/15/2037	300	330
Valero Energy Corp.	3.650%	12/1/2051	100	70
Valero Energy Partners LP	4.500%	3/15/2028	75	75
Viper Energy Partners LLC	4.900%	8/1/2030	50	50
Viper Energy Partners LLC	5.700%	8/1/2035	115	117
Western Midstream Operating LP	4.750%	8/15/2028	54	54
Western Midstream Operating LP	6.350%	1/15/2029	100	103
Western Midstream Operating LP	4.800%	3/1/2031	100	99
Western Midstream Operating LP	5.500%	12/15/2035	411	407
Western Midstream Operating LP	5.700%	7/1/2036	77	77
Western Midstream Operating LP	5.450%	4/1/2044	105	96
Western Midstream Operating LP	5.300%	3/1/2048	200	174
Western Midstream Operating LP	5.250%	2/1/2050	200	174
Williams Cos. Inc.	5.300%	8/15/2028	138	140
Williams Cos. Inc.	4.900%	3/15/2029	200	201
Williams Cos. Inc.	4.800%	11/15/2029	100	100
Williams Cos. Inc.	4.625%	6/30/2030	125	124
Williams Cos. Inc.	3.500%	11/15/2030	200	190
Williams Cos. Inc.	2.600%	3/15/2031	200	181
Williams Cos. Inc.	4.650%	8/15/2032	200	197
Williams Cos. Inc.	5.650%	3/15/2033	305	314
Williams Cos. Inc.	5.150%	3/15/2034	225	225
Williams Cos. Inc.	5.600%	3/15/2035	200	204
Williams Cos. Inc.	5.300%	9/30/2035	200	200
Williams Cos. Inc.	5.150%	3/15/2036	208	205
Williams Cos. Inc.	5.400%	3/4/2044	315	299
Williams Cos. Inc.	5.750%	6/24/2044	100	99
Williams Cos. Inc.	5.100%	9/15/2045	200	182
Williams Cos. Inc.	4.850%	3/1/2048	150	130
Williams Cos. Inc.	3.500%	10/15/2051	100	69
Williams Cos. Inc.	5.300%	8/15/2052	130	118
Williams Cos. Inc.	5.800%	11/15/2054	175	170
Williams Cos. Inc.	6.000%	3/15/2055	100	100
Woodside Finance Ltd.	4.900%	5/19/2028	240	241
Woodside Finance Ltd.	5.400%	5/19/2030	263	267
Woodside Finance Ltd.	5.700%	5/19/2032	225	231
Woodside Finance Ltd.	5.100%	9/12/2034	70	69
Woodside Finance Ltd.	6.000%	5/19/2035	355	369
Woodside Finance Ltd.	5.700%	9/12/2054	130	125
				100,804
Financials (7.3%)
ACE Capital Trust II	9.700%	4/1/2030	50	58
AEGON Funding Co. LLC	5.625%	5/7/2036	200	199
Aegon Ltd.	5.500%	4/11/2048	200	201
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	300	298
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	500	500
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/2028	300	296
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	200	204
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	825	795
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	2/28/2029	150	148
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/2030	200	209
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	150	147
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	500	458

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.750%	1/15/2033	150	147
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/2033	500	445
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/2034	250	250
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/2034	300	293
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	11/15/2035	38	37
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/2041	300	242
	Affiliated Managers Group Inc.	3.300%	6/15/2030	300	284
	Affiliated Managers Group Inc.	5.500%	2/15/2036	174	172
	Aflac Inc.	4.750%	1/15/2049	235	206
	Alleghany Corp.	3.625%	5/15/2030	100	97
	Alleghany Corp.	4.900%	9/15/2044	100	90
	Alleghany Corp.	3.250%	8/15/2051	250	166
	Allstate Corp.	5.050%	6/24/2029	100	101
	Allstate Corp.	1.450%	12/15/2030	100	87
	Allstate Corp.	5.250%	3/30/2033	200	203
	Allstate Corp.	5.550%	5/9/2035	100	103
	Allstate Corp.	4.500%	6/15/2043	625	543
	Allstate Corp.	4.200%	12/15/2046	440	357
	Allstate Corp.	3.850%	8/10/2049	100	76
	Allstate Corp.	6.500%	5/15/2067	100	102
	Ally Financial Inc.	2.200%	11/2/2028	450	425
	Ally Financial Inc.	5.737%	5/15/2029	50	51
	Ally Financial Inc.	6.992%	6/13/2029	200	207
	Ally Financial Inc.	8.000%	11/1/2031	400	445
	American Express Co.	5.043%	7/26/2028	250	251
	American Express Co.	4.731%	4/25/2029	225	226
	American Express Co.	4.351%	7/20/2029	200	199
	American Express Co.	5.282%	7/27/2029	200	203
	American Express Co.	4.444%	5/3/2030	168	167
	American Express Co.	5.085%	1/30/2031	150	152
	American Express Co.	5.016%	4/25/2031	275	278
	American Express Co.	6.489%	10/30/2031	200	213
	American Express Co.	4.989%	5/26/2033	150	149
	American Express Co.	4.918%	7/20/2033	1,100	1,100
	American Express Co.	5.043%	5/1/2034	192	192
	American Express Co.	5.915%	4/25/2035	90	93
	American Express Co.	5.284%	7/26/2035	250	253
	American Express Co.	5.442%	1/30/2036	170	173
	American Express Co.	5.667%	4/25/2036	900	932
	American Express Co.	4.804%	10/24/2036	400	388
	American Financial Group Inc.	5.250%	4/2/2030	114	115
	American Financial Group Inc.	5.000%	9/23/2035	107	103
	American Financial Group Inc.	4.500%	6/15/2047	110	91
	American International Group Inc.	3.400%	6/30/2030	120	114
	American International Group Inc.	3.875%	1/15/2035	100	92
	American International Group Inc.	4.500%	7/16/2044	100	87
	American International Group Inc.	4.750%	4/1/2048	200	176
	American National Group Inc.	5.750%	10/1/2029	100	101
	American National Group Inc.	6.000%	7/15/2035	200	199
	Ameriprise Financial Inc.	4.800%	6/15/2031	39	39
	Ameriprise Financial Inc.	5.150%	5/15/2033	200	202
	Ameriprise Financial Inc.	5.200%	4/15/2035	200	199
	Aon Corp.	4.500%	12/15/2028	100	100
	Aon Corp.	3.750%	5/2/2029	290	283
	Aon Corp.	2.800%	5/15/2030	405	377
	Aon Corp.	6.250%	9/30/2040	100	108
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/2033	225	229
	Aon Global Ltd.	4.600%	6/14/2044	175	152
	Aon Global Ltd.	4.750%	5/15/2045	100	88
	Aon North America Inc.	5.300%	3/1/2031	200	204
	Aon North America Inc.	5.450%	3/1/2034	500	510
	Aon North America Inc.	5.750%	3/1/2054	675	663
[5]	Apollo Debt Solutions BDC	5.200%	12/8/2028	75	74
	Apollo Debt Solutions BDC	6.900%	4/13/2029	250	257
	Apollo Debt Solutions BDC	5.875%	8/30/2030	100	99
[5]	Apollo Debt Solutions BDC	5.700%	1/23/2031	200	196
	Apollo Debt Solutions BDC	6.700%	7/29/2031	175	178
[5]	Apollo Debt Solutions BDC	6.550%	3/15/2032	175	176
	Apollo Debt Solutions BDC	6.550%	3/15/2032	100	101
	Apollo Global Management Inc.	6.375%	11/15/2033	75	80

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Apollo Global Management Inc.	5.150%	8/12/2035	143	139
Apollo Global Management Inc.	5.700%	3/30/2036	199	200
Apollo Global Management Inc.	5.800%	5/21/2054	100	95
Apollo Global Management Inc.	6.000%	12/15/2054	90	87
Arch Capital Group Ltd.	7.350%	5/1/2034	50	57
Arch Capital Group Ltd.	5.250%	6/15/2036	55	55
Arch Capital Group Ltd.	3.635%	6/30/2050	200	146
Arch Capital Group Ltd.	5.950%	6/15/2056	98	99
Ares Capital Corp.	5.875%	3/1/2029	175	176
Ares Capital Corp.	5.950%	7/15/2029	200	202
Ares Capital Corp.	5.550%	1/15/2030	100	99
Ares Capital Corp.	5.500%	9/1/2030	225	222
Ares Capital Corp.	5.100%	1/15/2031	400	387
Ares Capital Corp.	5.250%	4/12/2031	133	129
Ares Capital Corp.	5.800%	3/8/2032	100	99
Ares Management Corp.	5.600%	10/11/2054	150	136
Ares Strategic Income Fund	5.700%	3/15/2028	180	180
Ares Strategic Income Fund	5.450%	9/9/2028	100	100
Ares Strategic Income Fund	4.850%	1/15/2029	250	246
Ares Strategic Income Fund	6.350%	8/15/2029	200	202
Ares Strategic Income Fund	5.600%	2/15/2030	130	128
Ares Strategic Income Fund	5.800%	9/9/2030	150	148
Ares Strategic Income Fund	5.150%	1/15/2031	250	239
Ares Strategic Income Fund	5.550%	4/15/2031	244	236
Ares Strategic Income Fund	6.200%	3/21/2032	200	198
Arthur J Gallagher & Co.	4.600%	12/15/2027	35	35
Arthur J Gallagher & Co.	4.850%	12/15/2029	25	25
Arthur J Gallagher & Co.	5.000%	2/15/2032	30	30
Arthur J Gallagher & Co.	5.500%	3/2/2033	200	205
Arthur J Gallagher & Co.	6.500%	2/15/2034	100	108
Arthur J Gallagher & Co.	5.150%	2/15/2035	300	298
Arthur J Gallagher & Co.	5.750%	3/2/2053	200	194
Arthur J Gallagher & Co.	5.750%	7/15/2054	100	97
Arthur J Gallagher & Co.	5.550%	2/15/2055	135	128
Associated Banc-Corp	6.455%	8/29/2030	50	51
Assurant Inc.	4.900%	3/27/2028	100	100
Assurant Inc.	5.550%	2/15/2036	100	100
Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	600	617
Athene Holding Ltd.	4.125%	1/12/2028	200	198
Athene Holding Ltd.	6.150%	4/3/2030	210	218
Athene Holding Ltd.	3.500%	1/15/2031	500	469
Athene Holding Ltd.	5.875%	1/15/2034	375	379
Athene Holding Ltd.	3.950%	5/25/2051	5	3
Athene Holding Ltd.	3.450%	5/15/2052	600	375
Athene Holding Ltd.	6.250%	4/1/2054	300	276
Athene Holding Ltd.	6.625%	10/15/2054	100	96
Athene Holding Ltd.	6.875%	6/28/2055	150	144
Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	250	252
Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	350	352
AXIS Specialty Finance LLC	4.900%	1/15/2040	50	49
AXIS Specialty Finance plc	4.000%	12/6/2027	550	545
Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	100	98
Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	150	145
Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	400	394
Banco Bilbao Vizcaya Argentaria SA	4.968%	5/8/2031	400	399
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	200	227
Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	200	208
Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	400	389
Banco Santander SA	5.294%	8/18/2027	200	202
Banco Santander SA	3.800%	2/23/2028	200	197
Banco Santander SA	4.379%	4/12/2028	200	199
Banco Santander SA	5.365%	7/15/2028	200	202
Banco Santander SA	6.607%	11/7/2028	200	209
Banco Santander SA	4.600%	4/15/2029	167	166
Banco Santander SA	5.538%	3/14/2030	200	204
Banco Santander SA	2.958%	3/25/2031	600	550
Banco Santander SA	4.867%	4/15/2031	161	160
Banco Santander SA	5.439%	7/15/2031	200	205
Banco Santander SA	6.921%	8/8/2033	400	435
Banco Santander SA	6.938%	11/7/2033	200	223

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Banco Santander SA	6.350%	3/14/2034	400	423
Banco Santander SA	6.033%	1/17/2035	200	210
Banco Santander SA	5.127%	11/6/2035	200	196
Banco Santander SA	5.437%	4/15/2036	256	256
Bank of America Corp.	3.248%	10/21/2027	750	741
Bank of America Corp.	4.183%	11/25/2027	560	558
Bank of America Corp.	3.593%	7/21/2028	800	792
Bank of America Corp.	6.204%	11/10/2028	350	357
Bank of America Corp.	3.419%	12/20/2028	1,334	1,312
Bank of America Corp.	3.970%	3/5/2029	225	223
Bank of America Corp.	5.202%	4/25/2029	450	454
Bank of America Corp.	2.087%	6/14/2029	1,500	1,428
Bank of America Corp.	4.271%	7/23/2029	575	570
Bank of America Corp.	3.974%	2/7/2030	150	147
Bank of America Corp.	4.477%	4/23/2030	750	745
Bank of America Corp.	2.884%	10/22/2030	300	283
Bank of America Corp.	5.162%	1/24/2031	1,932	1,958
Bank of America Corp.	2.496%	2/13/2031	750	693
Bank of America Corp.	2.592%	4/29/2031	2,000	1,846
Bank of America Corp.	4.456%	2/6/2032	278	273
Bank of America Corp.	2.687%	4/22/2032	500	453
Bank of America Corp.	4.695%	4/23/2032	750	744
Bank of America Corp.	2.299%	7/21/2032	5,000	4,416
Bank of America Corp.	2.572%	10/20/2032	1,500	1,335
Bank of America Corp.	2.972%	2/4/2033	925	835
Bank of America Corp.	5.015%	7/22/2033	500	501
Bank of America Corp.	5.288%	4/25/2034	1,450	1,470
Bank of America Corp.	5.872%	9/15/2034	300	314
Bank of America Corp.	5.468%	1/23/2035	700	714
Bank of America Corp.	5.425%	8/15/2035	180	181
Bank of America Corp.	5.518%	10/25/2035	425	427
Bank of America Corp.	5.511%	1/24/2036	300	306
Bank of America Corp.	2.482%	9/21/2036	400	349
Bank of America Corp.	6.110%	1/29/2037	335	353
Bank of America Corp.	5.045%	2/6/2037	850	837
Bank of America Corp.	5.489%	4/23/2037	1,396	1,393
Bank of America Corp.	4.244%	4/24/2038	300	274
Bank of America Corp.	7.750%	5/14/2038	240	287
Bank of America Corp.	4.078%	4/23/2040	550	482
Bank of America Corp.	2.676%	6/19/2041	1,000	725
Bank of America Corp.	5.875%	2/7/2042	300	311
Bank of America Corp.	3.311%	4/22/2042	400	310
Bank of America Corp.	4.875%	4/1/2044	300	279
Bank of America Corp.	4.750%	4/21/2045	100	89
Bank of America Corp.	4.443%	1/20/2048	100	85
Bank of America Corp.	4.330%	3/15/2050	250	206
Bank of America Corp.	4.083%	3/20/2051	1,500	1,188
Bank of America Corp.	2.831%	10/24/2051	500	313
Bank of America Corp.	2.972%	7/21/2052	400	259
Bank of America NA	6.000%	10/15/2036	250	264
Bank of Montreal	5.203%	2/1/2028	200	202
Bank of Montreal	5.717%	9/25/2028	200	205
Bank of Montreal	5.511%	6/4/2031	300	310
Bank of Montreal	4.439%	1/14/2032	500	491
Bank of Montreal	4.879%	6/2/2032	230	230
Bank of Montreal	3.803%	12/15/2032	500	492
Bank of Montreal	5.298%	6/2/2037	230	230
Bank of New York Mellon	4.729%	4/20/2029	250	251
Bank of New York Mellon Corp.	4.890%	7/21/2028	200	201
Bank of New York Mellon Corp.	5.802%	10/25/2028	200	203
Bank of New York Mellon Corp.	4.543%	2/1/2029	200	200
Bank of New York Mellon Corp.	3.300%	8/23/2029	100	96
Bank of New York Mellon Corp.	6.317%	10/25/2029	200	207
Bank of New York Mellon Corp.	4.026%	1/22/2030	169	167
Bank of New York Mellon Corp.	4.975%	3/14/2030	200	202
Bank of New York Mellon Corp.	4.942%	2/11/2031	600	605
Bank of New York Mellon Corp.	2.500%	1/26/2032	80	72
Bank of New York Mellon Corp.	5.060%	7/22/2032	140	142
Bank of New York Mellon Corp.	5.834%	10/25/2033	200	210
Bank of New York Mellon Corp.	4.706%	2/1/2034	200	197

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of New York Mellon Corp.	4.967%	4/26/2034	1,200	1,199
Bank of New York Mellon Corp.	5.188%	3/14/2035	200	202
Bank of New York Mellon Corp.	5.316%	6/6/2036	100	101
Bank of Nova Scotia	5.250%	6/12/2028	200	203
Bank of Nova Scotia	5.450%	8/1/2029	125	128
Bank of Nova Scotia	4.247%	2/2/2030	94	93
Bank of Nova Scotia	5.130%	2/14/2031	202	204
Bank of Nova Scotia	4.740%	11/10/2032	200	198
Bank of Nova Scotia	5.650%	2/1/2034	200	207
Bank of Nova Scotia	4.813%	2/2/2034	83	82
Bank of Nova Scotia	4.588%	5/4/2037	200	193
Barclays plc	4.337%	1/10/2028	200	199
Barclays plc	4.836%	5/9/2028	400	400
Barclays plc	5.501%	8/9/2028	325	328
Barclays plc	4.837%	9/10/2028	80	80
Barclays plc	7.385%	11/2/2028	375	388
Barclays plc	5.086%	2/25/2029	200	201
Barclays plc	4.972%	5/16/2029	500	502
Barclays plc	6.490%	9/13/2029	326	337
Barclays plc	4.476%	11/11/2029	200	199
Barclays plc	5.690%	3/12/2030	225	230
Barclays plc	4.219%	5/24/2030	94	92
Barclays plc	5.088%	6/20/2030	345	346
Barclays plc	4.911%	6/26/2030	291	291
Barclays plc	4.942%	9/10/2030	119	119
Barclays plc	5.367%	2/25/2031	200	203
Barclays plc	2.645%	6/24/2031	400	367
Barclays plc	5.102%	6/26/2032	377	377
Barclays plc	5.746%	8/9/2033	325	334
Barclays plc	7.437%	11/2/2033	1,125	1,255
Barclays plc	7.119%	6/27/2034	270	296
Barclays plc	5.335%	9/10/2035	650	646
Barclays plc	3.564%	9/23/2035	250	234
Barclays plc	5.785%	2/25/2036	675	688
Barclays plc	5.586%	6/26/2037	335	334
Barclays plc	3.330%	11/24/2042	1,000	748
Barclays plc	5.250%	8/17/2045	250	235
Barclays plc	5.860%	8/11/2046	185	185
Barclays plc	4.950%	1/10/2047	200	178
Barclays plc	6.036%	3/12/2055	400	416
Barings BDC Inc.	5.200%	9/15/2028	50	49
Barings Private Credit Corp.	6.150%	6/11/2030	75	73
Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	750	614
Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	180	148
Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	425	270
Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	534	405
BGC Group Inc.	6.150%	4/2/2030	100	102
BlackRock Funding Inc.	4.700%	3/14/2029	200	202
BlackRock Funding Inc.	5.000%	3/14/2034	200	202
BlackRock Funding Inc.	4.900%	1/8/2035	150	150
BlackRock Funding Inc.	5.250%	3/14/2054	275	259
BlackRock Funding Inc.	5.350%	1/8/2055	150	143
Blackrock Inc.	3.250%	4/30/2029	90	87
Blackrock Inc.	2.400%	4/30/2030	380	352
Blackrock Inc.	2.100%	2/25/2032	600	525
Blackrock Inc.	4.750%	5/25/2033	200	200
Blackstone Private Credit Fund	4.950%	9/26/2027	70	70
Blackstone Private Credit Fund	5.950%	7/16/2029	450	450
Blackstone Private Credit Fund	5.050%	9/10/2030	125	120
Blackstone Private Credit Fund	6.250%	1/25/2031	90	90
Blackstone Private Credit Fund	5.350%	3/12/2031	200	192
Blackstone Private Credit Fund	6.000%	11/22/2034	300	289
Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	114	112
Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	100	98
Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	236	229
Blackstone Secured Lending Fund	5.875%	11/15/2027	150	151
Blackstone Secured Lending Fund	5.350%	4/13/2028	450	449
Blackstone Secured Lending Fund	5.125%	1/31/2031	250	239
Blue Owl Capital Corp.	2.875%	6/11/2028	125	118
Blue Owl Capital Corp.	5.950%	3/15/2029	200	200

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Blue Owl Capital Corp.	6.200%	7/15/2030	300	299
Blue Owl Credit Income Corp.	7.950%	6/13/2028	200	207
Blue Owl Credit Income Corp.	6.600%	9/15/2029	200	201
Blue Owl Finance LLC	6.250%	4/18/2034	350	343
Blue Owl Technology Finance Corp.	6.100%	3/15/2028	50	50
Brighthouse Financial Inc.	4.700%	6/22/2047	173	119
Broadridge Financial Solutions Inc.	2.900%	12/1/2029	75	70
Broadridge Financial Solutions Inc.	2.600%	5/1/2031	200	179
Broadridge Financial Solutions Inc.	5.750%	5/15/2036	100	100
Brookfield Asset Management Ltd.	5.795%	4/24/2035	125	127
Brookfield Asset Management Ltd.	5.298%	1/15/2036	619	604
Brookfield Asset Management Ltd.	6.077%	9/15/2055	375	377
Brookfield Capital Finance LLC	6.087%	6/14/2033	100	105
Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/2032	120	105
Brookfield Finance Inc.	3.900%	1/25/2028	125	124
Brookfield Finance Inc.	4.850%	3/29/2029	150	150
Brookfield Finance Inc.	4.350%	4/15/2030	205	201
Brookfield Finance Inc.	4.700%	9/20/2047	185	157
Brookfield Finance Inc.	3.500%	3/30/2051	150	102
Brookfield Finance Inc.	5.968%	3/4/2054	240	237
Brookfield Finance Inc.	5.813%	3/3/2055	100	97
Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/2050	125	85
Brown & Brown Inc.	4.700%	6/23/2028	50	50
Brown & Brown Inc.	4.500%	3/15/2029	75	74
Brown & Brown Inc.	4.900%	6/23/2030	50	50
Brown & Brown Inc.	2.375%	3/15/2031	500	443
Brown & Brown Inc.	5.250%	6/23/2032	50	50
Brown & Brown Inc.	5.550%	6/23/2035	225	225
Brown & Brown Inc.	6.250%	6/23/2055	175	177
Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,336	1,342
Canadian Imperial Bank of Commerce	4.723%	6/16/2029	119	119
Canadian Imperial Bank of Commerce	4.283%	1/29/2030	109	108
Canadian Imperial Bank of Commerce	5.051%	6/16/2032	146	147
Canadian Imperial Bank of Commerce	6.092%	10/3/2033	200	213
Capital One Financial Corp.	3.800%	1/31/2028	300	296
Capital One Financial Corp.	5.468%	2/1/2029	200	203
Capital One Financial Corp.	5.700%	2/1/2030	595	607
Capital One Financial Corp.	3.273%	3/1/2030	230	221
Capital One Financial Corp.	5.463%	7/26/2030	300	305
Capital One Financial Corp.	4.493%	9/11/2031	100	98
Capital One Financial Corp.	7.624%	10/30/2031	200	219
Capital One Financial Corp.	4.722%	1/30/2032	190	187
Capital One Financial Corp.	2.618%	11/2/2032	250	221
Capital One Financial Corp.	6.700%	11/29/2032	250	272
Capital One Financial Corp.	5.817%	2/1/2034	732	752
Capital One Financial Corp.	6.377%	6/8/2034	300	317
Capital One Financial Corp.	6.051%	2/1/2035	205	213
Capital One Financial Corp.	5.884%	7/26/2035	175	180
Capital One Financial Corp.	6.183%	1/30/2036	305	313
Capital One Financial Corp.	5.197%	9/11/2036	1,850	1,804
Capital One NA	4.650%	9/13/2028	250	250
Capital One NA	2.700%	2/6/2030	100	93
Capital Southwest Corp.	5.950%	9/18/2030	121	121
Carlyle Secured Lending Inc.	6.750%	2/18/2030	50	50
Carlyle Secured Lending Inc.	5.750%	2/15/2031	150	144
Charles Schwab Corp.	3.200%	1/25/2028	100	98
Charles Schwab Corp.	4.000%	2/1/2029	125	124
Charles Schwab Corp.	5.643%	5/19/2029	220	224
Charles Schwab Corp.	3.250%	5/22/2029	100	97
Charles Schwab Corp.	4.603%	7/27/2029	175	175
Charles Schwab Corp.	2.750%	10/1/2029	50	47
Charles Schwab Corp.	6.196%	11/17/2029	220	228
Charles Schwab Corp.	4.625%	3/22/2030	50	50
Charles Schwab Corp.	4.744%	5/21/2030	175	175
Charles Schwab Corp.	2.300%	5/13/2031	500	448
Charles Schwab Corp.	4.343%	11/14/2031	175	172
Charles Schwab Corp.	2.900%	3/3/2032	395	358
Charles Schwab Corp.	5.853%	5/19/2034	300	313
Charles Schwab Corp.	6.136%	8/24/2034	235	250
Charles Schwab Corp.	4.914%	11/14/2036	105	103

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charles Schwab Corp.	5.493%	5/21/2037	240	243
Chubb Corp.	6.000%	5/11/2037	1,125	1,201
Chubb Corp.	6.500%	5/15/2038	95	106
Chubb INA Holdings LLC	5.000%	3/15/2034	125	125
Chubb INA Holdings LLC	4.900%	8/15/2035	296	292
Chubb INA Holdings LLC	6.700%	5/15/2036	200	223
Chubb INA Holdings LLC	5.300%	5/20/2036	122	123
Chubb INA Holdings LLC	4.150%	3/13/2043	100	85
Chubb INA Holdings LLC	4.350%	11/3/2045	350	300
Chubb INA Holdings LLC	2.850%	12/15/2051	100	64
Chubb INA Holdings LLC	3.050%	12/15/2061	200	122
Cincinnati Financial Corp.	6.920%	5/15/2028	100	104
Cincinnati Financial Corp.	6.125%	11/1/2034	75	79
Citibank NA	4.554%	6/18/2029	550	549
Citibank NA	4.838%	8/6/2029	350	353
Citibank NA	4.914%	5/29/2030	250	253
Citibank NA	4.846%	6/18/2032	308	308
Citibank NA	5.570%	4/30/2034	250	259
Citigroup Inc.	4.450%	9/29/2027	1,230	1,228
Citigroup Inc.	3.668%	7/24/2028	900	892
Citigroup Inc.	4.125%	7/25/2028	100	99
Citigroup Inc.	3.520%	10/27/2028	580	572
Citigroup Inc.	5.174%	2/13/2030	450	455
Citigroup Inc.	3.980%	3/20/2030	475	466
Citigroup Inc.	4.542%	9/19/2030	350	348
Citigroup Inc.	2.976%	11/5/2030	300	283
Citigroup Inc.	2.666%	1/29/2031	500	464
Citigroup Inc.	4.412%	3/31/2031	750	739
Citigroup Inc.	4.952%	5/7/2031	175	176
Citigroup Inc.	2.572%	6/3/2031	500	459
Citigroup Inc.	4.503%	9/11/2031	270	266
Citigroup Inc.	6.625%	6/15/2032	100	109
Citigroup Inc.	2.520%	11/3/2032	475	421
Citigroup Inc.	3.057%	1/25/2033	230	208
Citigroup Inc.	3.785%	3/17/2033	600	564
Citigroup Inc.	4.910%	5/24/2033	220	219
Citigroup Inc.	6.270%	11/17/2033	500	533
Citigroup Inc.	6.174%	5/25/2034	350	366
Citigroup Inc.	5.827%	2/13/2035	1,050	1,072
Citigroup Inc.	6.125%	8/25/2036	75	78
Citigroup Inc.	5.174%	9/11/2036	1,217	1,211
Citigroup Inc.	3.878%	1/24/2039	225	196
Citigroup Inc.	8.125%	7/15/2039	562	703
Citigroup Inc.	5.411%	9/19/2039	350	346
Citigroup Inc.	5.875%	1/30/2042	100	103
Citigroup Inc.	5.300%	5/6/2044	375	352
Citigroup Inc.	4.650%	7/30/2045	200	177
Citigroup Inc.	4.750%	5/18/2046	375	320
Citigroup Inc.	4.650%	7/23/2048	225	195
Citigroup Inc.	5.612%	3/4/2056	175	171
Citizens Bank NA	4.192%	1/29/2029	83	82
Citizens Financial Group Inc.	5.841%	1/23/2030	200	205
Citizens Financial Group Inc.	2.500%	2/6/2030	200	185
Citizens Financial Group Inc.	5.253%	3/5/2031	120	121
Citizens Financial Group Inc.	2.638%	9/30/2032	125	107
Citizens Financial Group Inc.	6.645%	4/25/2035	129	139
Citizens Financial Group Inc.	5.299%	1/29/2036	76	75
CME Group Inc.	4.400%	3/15/2030	200	199
CME Group Inc.	2.650%	3/15/2032	500	452
CME Group Inc.	5.300%	9/15/2043	200	197
CNA Financial Corp.	3.450%	8/15/2027	100	99
CNA Financial Corp.	3.900%	5/1/2029	100	98
CNA Financial Corp.	5.125%	2/15/2034	170	168
CNA Financial Corp.	5.200%	8/15/2035	200	196
CNO Financial Group Inc.	5.250%	5/30/2029	100	101
CNO Financial Group Inc.	6.450%	6/15/2034	125	130
Commonwealth Bank of Australia	4.423%	3/14/2028	250	250
Commonwealth Bank of Australia	4.355%	3/27/2029	250	250
Commonwealth Bank of Australia	4.150%	10/1/2030	250	247
Cooperatieve Rabobank UA	4.883%	1/21/2028	250	252

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cooperatieve Rabobank UA	4.345%	6/9/2028	500	500
	Cooperatieve Rabobank UA	4.800%	1/9/2029	250	252
	Cooperatieve Rabobank UA	4.322%	4/1/2029	250	250
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	250
	Cooperatieve Rabobank UA	5.119%	6/9/2036	500	498
	Cooperatieve Rabobank UA	5.250%	5/24/2041	100	98
	Cooperatieve Rabobank UA	5.750%	12/1/2043	250	248
	Cooperatieve Rabobank UA	5.250%	8/4/2045	250	231
	Corebridge Financial Inc.	3.850%	4/5/2029	185	181
	Corebridge Financial Inc.	3.900%	4/5/2032	500	469
	Corebridge Financial Inc.	6.050%	9/15/2033	400	418
	Corebridge Financial Inc.	5.750%	1/15/2034	432	443
	Corebridge Financial Inc.	4.350%	4/5/2042	100	84
	Corebridge Financial Inc.	4.400%	4/5/2052	215	172
	Corebridge Financial Inc.	6.875%	12/15/2052	150	152
	Corebridge Financial Inc.	6.375%	9/15/2054	150	150
	Deutsche Bank AG	6.720%	1/18/2029	325	335
	Deutsche Bank AG	6.819%	11/20/2029	275	288
	Deutsche Bank AG	5.297%	5/9/2031	400	404
	Deutsche Bank AG	4.950%	8/4/2031	1,179	1,175
	Deutsche Bank AG	3.547%	9/18/2031	1,000	944
	Deutsche Bank AG	4.725%	2/6/2032	135	133
	Deutsche Bank AG	3.035%	5/28/2032	160	146
	Deutsche Bank AG	4.875%	12/1/2032	1,990	1,979
	Deutsche Bank AG	3.742%	1/7/2033	215	197
	Deutsche Bank AG	7.079%	2/10/2034	200	216
	Deutsche Bank AG	5.403%	9/11/2035	350	350
	Discover Financial Services	7.964%	11/2/2034	175	201
	Enact Holdings Inc.	6.250%	5/28/2029	125	129
	Enstar Group Ltd.	4.950%	6/1/2029	142	142
	Enstar Group Ltd.	3.100%	9/1/2031	100	89
	Equifax Inc.	5.100%	6/1/2028	400	403
	Equifax Inc.	4.800%	9/15/2029	100	100
	Equifax Inc.	3.100%	5/15/2030	120	113
	Equifax Inc.	2.350%	9/15/2031	200	176
	Equitable Holdings Inc.	4.350%	4/20/2028	93	92
	Equitable Holdings Inc.	5.594%	1/11/2033	100	102
	Equitable Holdings Inc.	5.000%	4/20/2048	238	208
	Essent Group Ltd.	6.250%	7/1/2029	100	103
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	100	87
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	500	312
	F&G Annuities & Life Inc.	6.500%	6/4/2029	150	153
	F&G Annuities & Life Inc.	6.250%	10/4/2034	85	83
	FactSet Research Systems Inc.	3.450%	3/1/2032	100	90
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	50	50
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	100	99
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	200	205
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	125	130
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	175	179
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	100	99
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	125	130
[5]	Fairfax Financial Holdings Ltd.	6.200%	6/8/2056	125	125
	Fidelity National Financial Inc.	3.400%	6/15/2030	100	94
	Fidelity National Financial Inc.	2.450%	3/15/2031	275	243
	Fidelity National Information Services Inc.	1.650%	3/1/2028	200	190
	Fidelity National Information Services Inc.	4.450%	3/10/2028	375	374
	Fidelity National Information Services Inc.	4.550%	3/10/2029	425	422
	Fidelity National Information Services Inc.	3.750%	5/21/2029	100	97
	Fidelity National Information Services Inc.	2.250%	3/1/2031	300	266
	Fidelity National Information Services Inc.	3.100%	3/1/2041	200	145
	Fifth Third Bancorp	3.950%	3/14/2028	75	74
[5]	Fifth Third Bancorp	4.000%	2/1/2029	90	88
	Fifth Third Bancorp	6.339%	7/27/2029	200	207
[5]	Fifth Third Bancorp	5.982%	1/30/2030	200	205
	Fifth Third Bancorp	4.772%	7/28/2030	125	125
	Fifth Third Bancorp	5.631%	1/29/2032	275	283
	Fifth Third Bancorp	5.141%	1/29/2037	183	180
	Fifth Third Bancorp	8.250%	3/1/2038	200	244
	Fifth Third Bank NA	5.332%	8/25/2033	250	250
	First American Financial Corp.	2.400%	8/15/2031	200	174

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	First American Financial Corp.	5.450%	9/30/2034	100	98
	First Horizon Corp.	5.514%	3/7/2031	450	456
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	75	76
	First-Citizens Bank & Trust Co.	5.097%	7/13/2029	100	100
	Fiserv Inc.	4.200%	10/1/2028	200	197
	Fiserv Inc.	3.500%	7/1/2029	831	798
	Fiserv Inc.	4.750%	3/15/2030	250	247
	Fiserv Inc.	2.650%	6/1/2030	200	183
	Fiserv Inc.	4.550%	2/15/2031	104	102
	Fiserv Inc.	5.625%	8/21/2033	94	95
	Fiserv Inc.	5.450%	3/15/2034	182	180
	Fiserv Inc.	5.150%	8/12/2034	200	194
	Fiserv Inc.	5.250%	8/11/2035	224	218
[5]	Franklin BSP Capital Corp.	6.000%	10/2/2030	100	97
	Franklin Resources Inc.	2.950%	8/12/2051	200	126
	GATX Corp.	3.500%	3/15/2028	100	98
	GATX Corp.	4.550%	11/7/2028	150	149
	GATX Corp.	4.700%	4/1/2029	75	75
	GATX Corp.	3.500%	6/1/2032	50	46
	GATX Corp.	6.900%	5/1/2034	200	221
	GATX Corp.	5.500%	6/15/2035	125	126
	GATX Corp.	4.500%	3/30/2045	50	41
	GATX Corp.	3.100%	6/1/2051	200	127
	GATX Corp.	6.050%	6/5/2054	150	152
	Global Payments Inc.	4.550%	3/15/2028	133	132
	Global Payments Inc.	4.500%	11/15/2028	450	445
	Global Payments Inc.	4.875%	11/15/2030	330	324
	Global Payments Inc.	2.900%	11/15/2031	200	176
	Global Payments Inc.	5.400%	8/15/2032	200	199
	Global Payments Inc.	5.200%	11/15/2032	278	271
	Global Payments Inc.	5.400%	3/15/2033	187	183
	Global Payments Inc.	5.550%	11/15/2035	313	303
	Global Payments Inc.	4.150%	8/15/2049	200	145
	Global Payments Inc.	5.950%	8/15/2052	75	71
	Globe Life Inc.	4.550%	9/15/2028	80	80
	Globe Life Inc.	5.850%	9/15/2034	80	83
	Goldman Sachs Bank USA	4.656%	6/3/2029	650	650
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	106	104
	Goldman Sachs Capital I	6.345%	2/15/2034	225	235
	Goldman Sachs Group Inc.	4.482%	8/23/2028	475	475
	Goldman Sachs Group Inc.	4.148%	1/21/2029	422	418
	Goldman Sachs Group Inc.	3.814%	4/23/2029	450	443
	Goldman Sachs Group Inc.	4.223%	5/1/2029	475	471
	Goldman Sachs Group Inc.	4.153%	10/21/2029	600	592
	Goldman Sachs Group Inc.	6.484%	10/24/2029	450	467
	Goldman Sachs Group Inc.	3.800%	3/15/2030	1,250	1,209
	Goldman Sachs Group Inc.	5.727%	4/25/2030	225	231
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,500	1,509
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,425	1,419
	Goldman Sachs Group Inc.	5.207%	1/28/2031	275	278
	Goldman Sachs Group Inc.	4.369%	10/21/2031	370	362
	Goldman Sachs Group Inc.	2.650%	10/21/2032	800	712
	Goldman Sachs Group Inc.	3.102%	2/24/2033	300	272
	Goldman Sachs Group Inc.	5.851%	4/25/2035	55	57
	Goldman Sachs Group Inc.	5.330%	7/23/2035	570	572
	Goldman Sachs Group Inc.	5.016%	10/23/2035	475	467
	Goldman Sachs Group Inc.	6.450%	5/1/2036	50	53
	Goldman Sachs Group Inc.	5.065%	1/21/2037	2,345	2,292
	Goldman Sachs Group Inc.	5.425%	6/3/2037	224	225
	Goldman Sachs Group Inc.	6.750%	10/1/2037	975	1,062
	Goldman Sachs Group Inc.	4.017%	10/31/2038	405	355
	Goldman Sachs Group Inc.	4.411%	4/23/2039	500	452
	Goldman Sachs Group Inc.	6.250%	2/1/2041	675	718
	Goldman Sachs Group Inc.	5.387%	2/2/2041	472	461
	Goldman Sachs Group Inc.	3.210%	4/22/2042	1,030	778
	Goldman Sachs Group Inc.	5.150%	5/22/2045	475	433
	Goldman Sachs Group Inc.	5.561%	11/19/2045	525	510
	Goldman Sachs Group Inc.	5.541%	1/21/2047	469	453
	Goldman Sachs Group Inc.	5.734%	1/28/2056	525	517
	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	50	50

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	103	102
	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	115	116
	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	70	69
	Golub Capital BDC Inc.	7.050%	12/5/2028	255	262
	Golub Capital BDC Inc.	6.250%	6/1/2031	175	173
	Golub Capital Private Credit Fund	5.800%	9/12/2029	50	49
	Golub Capital Private Credit Fund	5.875%	5/1/2030	200	197
[5]	Golub Capital Private Credit Fund	5.600%	4/15/2031	67	64
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	225	230
[5]	HA Sustainable Infrastructure Capital Inc.	5.950%	7/15/2033	186	187
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	150	153
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	200	208
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	103	102
	Hanover Insurance Group Inc.	5.500%	9/1/2035	100	101
	Hartford Insurance Group Inc.	2.800%	8/19/2029	350	331
	Hartford Insurance Group Inc.	5.950%	10/15/2036	50	53
	Hartford Insurance Group Inc.	6.100%	10/1/2041	100	105
	Hartford Insurance Group Inc.	4.300%	4/15/2043	175	149
	Hartford Insurance Group Inc.	3.600%	8/19/2049	125	91
	Hartford Insurance Group Inc.	2.900%	9/15/2051	200	126
	Hercules Capital Inc.	6.000%	6/16/2030	200	200
	Horace Mann Educators Corp.	4.700%	10/1/2030	94	93
	HPS Corporate Lending Fund	5.450%	1/14/2028	150	149
	HPS Corporate Lending Fund	4.900%	9/11/2028	103	101
[5]	HPS Corporate Lending Fund	5.150%	4/2/2029	150	147
	HPS Corporate Lending Fund	5.850%	6/5/2030	200	197
	HPS Corporate Lending Fund	5.450%	11/15/2030	152	147
[5]	HPS Corporate Lending Fund	5.650%	4/2/2031	250	243
	HSBC Bank USA NA	7.000%	1/15/2039	250	282
	HSBC Holdings plc	5.210%	8/11/2028	815	821
	HSBC Holdings plc	2.013%	9/22/2028	750	727
	HSBC Holdings plc	5.130%	11/19/2028	200	201
	HSBC Holdings plc	4.899%	3/3/2029	225	226
	HSBC Holdings plc	4.583%	6/19/2029	400	399
	HSBC Holdings plc	2.206%	8/17/2029	500	474
	HSBC Holdings plc	4.950%	3/31/2030	250	252
	HSBC Holdings plc	4.711%	5/12/2030	298	297
	HSBC Holdings plc	3.973%	5/22/2030	570	556
	HSBC Holdings plc	5.286%	11/19/2030	200	203
	HSBC Holdings plc	5.130%	3/3/2031	200	201
	HSBC Holdings plc	2.848%	6/4/2031	800	741
	HSBC Holdings plc	4.675%	3/10/2032	400	394
	HSBC Holdings plc	2.804%	5/24/2032	500	452
	HSBC Holdings plc	2.871%	11/22/2032	1,225	1,100
	HSBC Holdings plc	4.762%	3/29/2033	300	293
	HSBC Holdings plc	5.402%	8/11/2033	275	279
	HSBC Holdings plc	8.113%	11/3/2033	250	287
	HSBC Holdings plc	6.254%	3/9/2034	350	371
	HSBC Holdings plc	5.208%	5/12/2034	500	498
	HSBC Holdings plc	6.547%	6/20/2034	200	213
	HSBC Holdings plc	7.399%	11/13/2034	200	223
	HSBC Holdings plc	5.719%	3/4/2035	700	719
	HSBC Holdings plc	5.874%	11/18/2035	307	314
	HSBC Holdings plc	5.450%	3/3/2036	500	504
	HSBC Holdings plc	6.500%	5/2/2036	600	636
	HSBC Holdings plc	5.790%	5/13/2036	345	356
	HSBC Holdings plc	5.741%	9/10/2036	400	403
	HSBC Holdings plc	5.133%	11/6/2036	428	421
	HSBC Holdings plc	5.279%	3/10/2037	1,510	1,492
	HSBC Holdings plc	6.500%	9/15/2037	50	54
	HSBC Holdings plc	6.800%	6/1/2038	200	219
	HSBC Holdings plc	6.332%	3/9/2044	550	588
	HSBC Holdings plc	5.250%	3/14/2044	750	710
	HSBC USA Inc.	4.650%	6/3/2028	200	201
	Huntington Bancshares Inc.	4.443%	8/4/2028	200	200
	Huntington Bancshares Inc.	6.208%	8/21/2029	205	211
	Huntington Bancshares Inc.	2.550%	2/4/2030	250	231
	Huntington Bancshares Inc.	5.272%	1/15/2031	225	228
	Huntington Bancshares Inc.	4.623%	1/28/2032	115	113
	Huntington Bancshares Inc.	5.709%	2/2/2035	217	222

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Huntington Bancshares Inc.	2.487%	8/15/2036	100	86
Huntington Bancshares Inc.	6.141%	11/18/2039	250	255
Huntington Bancshares Inc.	5.605%	1/28/2041	75	73
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	250	247
ING Groep NV	4.550%	10/2/2028	200	200
ING Groep NV	4.858%	3/25/2029	200	201
ING Groep NV	4.050%	4/9/2029	200	197
ING Groep NV	5.335%	3/19/2030	270	274
ING Groep NV	5.066%	3/25/2031	200	202
ING Groep NV	4.803%	3/23/2032	156	155
ING Groep NV	6.114%	9/11/2034	250	265
ING Groep NV	5.550%	3/19/2035	500	509
ING Groep NV	5.420%	3/23/2037	340	341
Intercontinental Exchange Inc.	3.100%	9/15/2027	150	148
Intercontinental Exchange Inc.	4.000%	9/15/2027	150	149
Intercontinental Exchange Inc.	3.625%	9/1/2028	250	245
Intercontinental Exchange Inc.	3.750%	9/21/2028	75	74
Intercontinental Exchange Inc.	3.950%	12/1/2028	104	103
Intercontinental Exchange Inc.	4.350%	6/15/2029	122	121
Intercontinental Exchange Inc.	2.100%	6/15/2030	750	681
Intercontinental Exchange Inc.	4.200%	3/15/2031	140	137
Intercontinental Exchange Inc.	1.850%	9/15/2032	500	422
Intercontinental Exchange Inc.	4.600%	3/15/2033	415	408
Intercontinental Exchange Inc.	2.650%	9/15/2040	500	363
Intercontinental Exchange Inc.	4.250%	9/21/2048	175	144
Intercontinental Exchange Inc.	3.000%	6/15/2050	60	39
Intercontinental Exchange Inc.	4.950%	6/15/2052	111	100
Intercontinental Exchange Inc.	3.000%	9/15/2060	300	176
Intercontinental Exchange Inc.	5.200%	6/15/2062	110	100
Invesco Finance plc	5.375%	11/30/2043	75	72
Jackson Financial Inc.	3.125%	11/23/2031	250	223
Jefferies Financial Group Inc.	5.875%	7/21/2028	200	204
Jefferies Financial Group Inc.	4.150%	1/23/2030	300	290
Jefferies Financial Group Inc.	5.125%	4/28/2031	133	131
Jefferies Financial Group Inc.	2.625%	10/15/2031	500	436
Jefferies Financial Group Inc.	6.200%	4/14/2034	275	281
Jefferies Financial Group Inc.	6.250%	1/15/2036	75	77
Jefferies Financial Group Inc.	6.500%	1/20/2043	75	75
JPMorgan Chase & Co.	3.625%	12/1/2027	1,000	989
JPMorgan Chase & Co.	4.979%	7/22/2028	165	166
JPMorgan Chase & Co.	4.505%	10/22/2028	125	125
JPMorgan Chase & Co.	3.509%	1/23/2029	575	566
JPMorgan Chase & Co.	4.915%	1/24/2029	160	161
JPMorgan Chase & Co.	4.005%	4/23/2029	300	297
JPMorgan Chase & Co.	2.069%	6/1/2029	625	596
JPMorgan Chase & Co.	4.203%	7/23/2029	250	248
JPMorgan Chase & Co.	5.299%	7/24/2029	515	522
JPMorgan Chase & Co.	6.087%	10/23/2029	212	218
JPMorgan Chase & Co.	4.452%	12/5/2029	300	298
JPMorgan Chase & Co.	5.012%	1/23/2030	305	307
JPMorgan Chase & Co.	5.581%	4/22/2030	2,350	2,401
JPMorgan Chase & Co.	4.995%	7/22/2030	325	327
JPMorgan Chase & Co.	2.739%	10/15/2030	1,500	1,409
JPMorgan Chase & Co.	4.603%	10/22/2030	470	468
JPMorgan Chase & Co.	5.140%	1/24/2031	240	243
JPMorgan Chase & Co.	4.493%	3/24/2031	1,050	1,041
JPMorgan Chase & Co.	2.522%	4/22/2031	2,000	1,844
JPMorgan Chase & Co.	2.956%	5/13/2031	1,800	1,680
JPMorgan Chase & Co.	4.255%	10/22/2031	181	177
JPMorgan Chase & Co.	4.347%	1/22/2032	5,778	5,660
JPMorgan Chase & Co.	2.580%	4/22/2032	500	451
JPMorgan Chase & Co.	2.963%	1/25/2033	1,000	905
JPMorgan Chase & Co.	4.912%	7/25/2033	1,500	1,499
JPMorgan Chase & Co.	5.717%	9/14/2033	1,000	1,033
JPMorgan Chase & Co.	5.350%	6/1/2034	703	715
JPMorgan Chase & Co.	5.336%	1/23/2035	525	533
JPMorgan Chase & Co.	5.766%	4/22/2035	350	364
JPMorgan Chase & Co.	5.294%	7/22/2035	200	202
JPMorgan Chase & Co.	4.946%	10/22/2035	185	182
JPMorgan Chase & Co.	5.502%	1/24/2036	300	307

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	5.572%	4/22/2036	567	583
JPMorgan Chase & Co.	5.576%	7/23/2036	700	711
JPMorgan Chase & Co.	4.810%	10/22/2036	275	267
JPMorgan Chase & Co.	4.898%	1/22/2037	485	473
JPMorgan Chase & Co.	5.148%	4/23/2037	369	366
JPMorgan Chase & Co.	6.400%	5/15/2038	450	494
JPMorgan Chase & Co.	3.882%	7/24/2038	500	442
JPMorgan Chase & Co.	5.500%	10/15/2040	650	663
JPMorgan Chase & Co.	3.109%	4/22/2041	500	386
JPMorgan Chase & Co.	5.600%	7/15/2041	275	280
JPMorgan Chase & Co.	5.400%	1/6/2042	150	149
JPMorgan Chase & Co.	3.157%	4/22/2042	450	342
JPMorgan Chase & Co.	5.625%	8/16/2043	300	303
JPMorgan Chase & Co.	4.950%	6/1/2045	100	92
JPMorgan Chase & Co.	5.534%	11/29/2045	425	421
JPMorgan Chase & Co.	4.260%	2/22/2048	375	310
JPMorgan Chase & Co.	4.032%	7/24/2048	500	399
JPMorgan Chase & Co.	3.964%	11/15/2048	1,000	787
JPMorgan Chase & Co.	3.897%	1/23/2049	400	312
JPMorgan Chase & Co.	3.109%	4/22/2051	500	335
JPMorgan Chase & Co.	3.328%	4/22/2052	745	516
Keybank National Association	5.850%	11/15/2027	250	254
Keybank National Association	6.950%	2/1/2028	250	258
Keybank National Association	5.000%	1/26/2033	250	248
KeyCorp	4.100%	4/30/2028	600	595
KeyCorp	2.550%	10/1/2029	150	140
KeyCorp	5.121%	4/4/2031	150	151
KeyCorp	6.401%	3/6/2035	200	213
KKR & Co. Inc.	5.100%	8/7/2035	200	194
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.500%	8/1/2030	50	50
Lazard Group LLC	4.500%	9/19/2028	100	99
Lazard Group LLC	5.625%	8/1/2035	300	301
Legg Mason Inc.	5.625%	1/15/2044	120	118
Lincoln National Corp.	3.800%	3/1/2028	100	99
Lincoln National Corp.	3.050%	1/15/2030	285	268
Lincoln National Corp.	6.300%	10/9/2037	75	79
Lincoln National Corp.	7.000%	6/15/2040	100	109
Lincoln National Corp.	6.800%	7/15/2056	100	100
Lloyds Banking Group plc	4.375%	3/22/2028	250	249
Lloyds Banking Group plc	4.550%	8/16/2028	200	200
Lloyds Banking Group plc	3.574%	11/7/2028	200	197
Lloyds Banking Group plc	5.087%	11/26/2028	200	201
Lloyds Banking Group plc	4.818%	6/13/2029	200	200
Lloyds Banking Group plc	4.241%	2/10/2030	154	152
Lloyds Banking Group plc	5.721%	6/5/2030	200	205
Lloyds Banking Group plc	7.953%	11/15/2033	200	227
Lloyds Banking Group plc	5.679%	1/5/2035	360	370
Lloyds Banking Group plc	5.590%	11/26/2035	200	204
Lloyds Banking Group plc	6.068%	6/13/2036	200	206
Lloyds Banking Group plc	4.943%	11/4/2036	775	752
Lloyds Banking Group plc	5.300%	12/1/2045	150	140
Lloyds Banking Group plc	5.668%	2/10/2047	200	197
Lloyds Banking Group plc	4.344%	1/9/2048	275	225
Loews Corp.	6.000%	2/1/2035	50	53
Loews Corp.	4.940%	4/1/2036	200	196
Loews Corp.	4.125%	5/15/2043	100	84
LPL Holdings Inc.	4.900%	4/3/2028	100	100
LPL Holdings Inc.	6.750%	11/17/2028	200	208
LPL Holdings Inc.	5.650%	3/15/2035	100	99
LPL Holdings Inc.	5.750%	6/15/2035	100	100
M&T Bank Corp.	4.833%	1/16/2029	125	125
M&T Bank Corp.	7.413%	10/30/2029	200	212
M&T Bank Corp.	5.179%	7/8/2031	200	201
M&T Bank Corp.	6.082%	3/13/2032	150	157
M&T Bank Corp.	5.053%	1/27/2034	200	198
M&T Bank Corp.	5.400%	7/30/2035	470	469
M&T Bank Corp.	5.385%	1/16/2036	250	250
Main Street Capital Corp.	5.400%	8/15/2028	115	114
Main Street Capital Corp.	6.950%	3/1/2029	50	51
Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	251

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	250
Manulife Financial Corp.	4.986%	12/11/2035	267	263
Manulife Financial Corp.	5.375%	3/4/2046	200	194
Marex Group plc	5.829%	5/8/2028	50	50
Marex Group plc	6.404%	11/4/2029	100	102
Markel Group Inc.	3.500%	11/1/2027	50	49
Markel Group Inc.	3.350%	9/17/2029	75	72
Markel Group Inc.	4.300%	11/1/2047	50	40
Markel Group Inc.	5.000%	5/20/2049	150	132
Markel Group Inc.	4.150%	9/17/2050	200	154
Markel Group Inc.	6.000%	5/16/2054	100	100
Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	165	165
Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	400	398
Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	165	165
Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	460	416
Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	200	201
Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	200	206
Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	87	88
Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	350	347
Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	250	236
Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	100	83
Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	200	161
Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	315	312
Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	91	87
Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	220	208
Mastercard Inc.	4.100%	1/15/2028	161	161
Mastercard Inc.	4.875%	3/9/2028	200	202
Mastercard Inc.	4.325%	6/8/2028	244	244
Mastercard Inc.	2.950%	6/1/2029	275	265
Mastercard Inc.	4.425%	6/8/2029	276	276
Mastercard Inc.	3.350%	3/26/2030	300	289
Mastercard Inc.	4.600%	6/8/2031	300	299
Mastercard Inc.	2.000%	11/18/2031	200	177
Mastercard Inc.	4.350%	1/15/2032	323	318
Mastercard Inc.	4.950%	3/15/2032	200	203
Mastercard Inc.	4.875%	5/9/2034	300	301
Mastercard Inc.	4.550%	1/15/2035	665	648
Mastercard Inc.	5.000%	6/8/2036	275	274
Mastercard Inc.	3.950%	2/26/2048	100	79
Mastercard Inc.	3.650%	6/1/2049	200	149
Mastercard Inc.	3.850%	3/26/2050	200	155
Mercury General Corp.	6.250%	6/15/2036	102	104
MetLife Inc.	6.500%	12/15/2032	175	191
MetLife Inc.	5.375%	7/15/2033	200	206
MetLife Inc.	6.375%	6/15/2034	100	109
MetLife Inc.	5.300%	12/15/2034	235	239
MetLife Inc.	5.875%	2/6/2041	590	613
MetLife Inc.	4.125%	8/13/2042	175	147
MetLife Inc.	4.875%	11/13/2043	178	164
MetLife Inc.	5.250%	1/15/2054	200	187
MetLife Inc.	6.350%	3/15/2055	175	179
MetLife Inc.	5.850%	3/15/2056	83	82
MetLife Inc.	6.400%	12/15/2066	210	214
MGIC Investment Corp.	5.250%	8/15/2028	31	31
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	250	247
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	200	198
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	200	198
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	200	202
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	200	196
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	225	227
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	175	167
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	50	46
Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	203
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	500	451
Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	300	304
Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	200	197
Mitsubishi UFJ Financial Group Inc.	4.847%	4/21/2032	148	147
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	400	358
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	200	193
Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	500	502

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	334	341
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	525	533
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	200	204
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	500	512
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	200	196
	Mitsubishi UFJ Financial Group Inc.	5.325%	4/21/2037	76	76
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	50	47
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	200	170
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	706	713
	Mizuho Financial Group Inc.	4.018%	3/5/2028	325	323
	Mizuho Financial Group Inc.	5.778%	7/6/2029	225	230
	Mizuho Financial Group Inc.	4.254%	9/11/2029	400	396
[3]	Mizuho Financial Group Inc.	4.782%	7/13/2030	200	200
	Mizuho Financial Group Inc.	3.153%	7/16/2030	500	477
	Mizuho Financial Group Inc.	2.869%	9/13/2030	100	94
	Mizuho Financial Group Inc.	5.098%	5/13/2031	200	202
	Mizuho Financial Group Inc.	4.711%	7/8/2031	200	199
	Mizuho Financial Group Inc.	2.564%	9/13/2031	250	221
	Mizuho Financial Group Inc.	4.438%	5/12/2032	147	143
	Mizuho Financial Group Inc.	2.172%	5/22/2032	500	440
	Mizuho Financial Group Inc.	5.748%	7/6/2034	780	809
	Mizuho Financial Group Inc.	5.579%	5/26/2035	250	256
	Mizuho Financial Group Inc.	5.050%	5/12/2037	148	145
	Moody's Corp.	3.250%	1/15/2028	200	197
	Moody's Corp.	2.000%	8/19/2031	500	440
	Moody's Corp.	2.750%	8/19/2041	100	71
	Moody's Corp.	4.875%	12/17/2048	125	110
	Moody's Corp.	3.750%	2/25/2052	100	73
	Moody's Corp.	3.100%	11/29/2061	150	90
[4]	Morgan Stanley	3.591%	7/22/2028	935	925
	Morgan Stanley	6.296%	10/18/2028	3,250	3,319
	Morgan Stanley	3.772%	1/24/2029	575	567
	Morgan Stanley	5.123%	2/1/2029	350	352
	Morgan Stanley	5.164%	4/20/2029	450	454
	Morgan Stanley	5.449%	7/20/2029	350	355
	Morgan Stanley	4.133%	10/18/2029	350	345
	Morgan Stanley	6.407%	11/1/2029	350	362
	Morgan Stanley	4.238%	1/9/2030	199	196
	Morgan Stanley	5.173%	1/16/2030	350	353
	Morgan Stanley	4.431%	1/23/2030	550	545
	Morgan Stanley	4.555%	4/10/2030	550	547
	Morgan Stanley	5.656%	4/18/2030	225	230
	Morgan Stanley	5.042%	7/19/2030	350	352
	Morgan Stanley	4.654%	10/18/2030	425	423
	Morgan Stanley	5.230%	1/15/2031	200	202
	Morgan Stanley	2.699%	1/22/2031	1,400	1,301
	Morgan Stanley	3.622%	4/1/2031	600	575
	Morgan Stanley	5.192%	4/17/2031	275	278
	Morgan Stanley	4.356%	10/22/2031	210	205
	Morgan Stanley	4.493%	1/16/2032	3,254	3,191
	Morgan Stanley	1.794%	2/13/2032	500	435
	Morgan Stanley	7.250%	4/1/2032	150	169
	Morgan Stanley	4.809%	4/16/2032	484	480
	Morgan Stanley	1.928%	4/28/2032	200	174
	Morgan Stanley	2.239%	7/21/2032	500	439
	Morgan Stanley	2.511%	10/20/2032	600	530
	Morgan Stanley	2.943%	1/21/2033	850	765
	Morgan Stanley	4.889%	7/20/2033	350	347
	Morgan Stanley	5.250%	4/21/2034	450	453
	Morgan Stanley	5.424%	7/21/2034	450	457
	Morgan Stanley	6.627%	11/1/2034	350	380
	Morgan Stanley	5.466%	1/18/2035	425	432
	Morgan Stanley	5.831%	4/19/2035	575	597
	Morgan Stanley	5.320%	7/19/2035	350	352
	Morgan Stanley	5.587%	1/18/2036	1,275	1,302
	Morgan Stanley	5.664%	4/17/2036	798	819
	Morgan Stanley	2.484%	9/16/2036	850	738
	Morgan Stanley	4.892%	10/22/2036	140	136
	Morgan Stanley	5.296%	4/10/2037	275	274
	Morgan Stanley	5.297%	4/20/2037	350	349

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.948%	1/19/2038	350	361
[4]	Morgan Stanley	3.971%	7/22/2038	375	329
	Morgan Stanley	4.457%	4/22/2039	250	231
	Morgan Stanley	5.314%	1/18/2041	295	288
	Morgan Stanley	3.217%	4/22/2042	325	248
	Morgan Stanley	6.375%	7/24/2042	600	653
	Morgan Stanley	4.300%	1/27/2045	650	548
	Morgan Stanley	2.802%	1/25/2052	940	585
	Morgan Stanley	5.516%	11/19/2055	1,200	1,160
	Morgan Stanley Bank NA	4.968%	7/14/2028	350	352
	Morgan Stanley Bank NA	5.016%	1/12/2029	340	342
	Morgan Stanley Bank NA	4.788%	5/10/2030	282	282
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	150	149
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	250	250
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	500	498
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	528	526
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	500	491
	MSCI Inc.	5.250%	9/1/2035	150	147
[5]	MSD Investment Corp.	6.125%	2/5/2031	120	117
	Nasdaq Inc.	1.650%	1/15/2031	250	219
	Nasdaq Inc.	5.550%	2/15/2034	175	180
	Nasdaq Inc.	2.500%	12/21/2040	200	140
	Nasdaq Inc.	3.250%	4/28/2050	35	24
	Nasdaq Inc.	5.950%	8/15/2053	200	202
	Nasdaq Inc.	6.100%	6/28/2063	200	203
	National Australia Bank Ltd.	4.944%	1/12/2028	250	252
	National Australia Bank Ltd.	4.308%	6/13/2028	250	250
	National Australia Bank Ltd.	4.900%	6/13/2028	500	505
	National Australia Bank Ltd.	4.787%	1/10/2029	250	253
	National Australia Bank Ltd.	4.434%	6/4/2029	250	250
	National Australia Bank Ltd.	4.901%	1/14/2030	250	254
	National Australia Bank Ltd.	4.534%	6/13/2030	250	250
	National Bank of Canada	5.600%	12/18/2028	250	256
	NatWest Group plc	5.516%	9/30/2028	200	202
	NatWest Group plc	4.892%	5/18/2029	1,000	1,003
	NatWest Group plc	5.808%	9/13/2029	200	204
	NatWest Group plc	5.076%	1/27/2030	200	201
	NatWest Group plc	4.445%	5/8/2030	700	693
	NatWest Group plc	4.964%	8/15/2030	200	201
	NatWest Group plc	6.016%	3/2/2034	200	210
	NatWest Group plc	6.475%	6/1/2034	200	207
	NatWest Group plc	5.778%	3/1/2035	275	285
	NatWest Group plc	3.032%	11/28/2035	200	184
	Nomura Holdings Inc.	5.594%	7/2/2027	200	202
	Nomura Holdings Inc.	5.386%	7/6/2027	200	202
	Nomura Holdings Inc.	2.172%	7/14/2028	200	190
	Nomura Holdings Inc.	4.996%	6/29/2029	200	200
	Nomura Holdings Inc.	5.605%	7/6/2029	225	229
	Nomura Holdings Inc.	3.103%	1/16/2030	400	376
	Nomura Holdings Inc.	4.904%	7/1/2030	200	199
	Nomura Holdings Inc.	2.679%	7/16/2030	250	229
	Nomura Holdings Inc.	2.608%	7/14/2031	200	179
	Nomura Holdings Inc.	2.999%	1/22/2032	200	180
	Nomura Holdings Inc.	5.783%	7/3/2034	200	206
	Nomura Holdings Inc.	5.491%	6/29/2035	200	203
[5]	North Haven Private Income Fund LLC	5.125%	9/25/2028	114	111
	Northern Trust Corp.	3.650%	8/3/2028	100	99
	Northern Trust Corp.	4.150%	11/19/2030	102	100
	Northern Trust Corp.	6.125%	11/2/2032	200	214
	Northern Trust Corp.	5.117%	11/19/2040	148	145
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	100	99
	Old National Bancorp	5.768%	2/15/2036	59	59
	Old Republic International Corp.	5.700%	6/1/2036	175	176
	Old Republic International Corp.	3.850%	6/11/2051	200	144
	ORIX Corp.	3.700%	7/18/2027	200	198
	ORIX Corp.	4.650%	9/10/2029	95	95
	ORIX Corp.	4.450%	9/9/2030	225	222
	ORIX Corp.	2.250%	3/9/2031	50	45
	PartnerRe Finance B LLC	3.700%	7/2/2029	95	92
	PartnerRe Finance B LLC	4.500%	10/1/2050	100	96

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PayPal Holdings Inc.	4.450%	3/6/2028	63	63
PayPal Holdings Inc.	2.850%	10/1/2029	400	377
PayPal Holdings Inc.	2.300%	6/1/2030	200	182
PayPal Holdings Inc.	4.950%	6/1/2031	250	250
PayPal Holdings Inc.	5.150%	6/1/2034	600	596
PayPal Holdings Inc.	5.100%	4/1/2035	99	98
PayPal Holdings Inc.	5.550%	6/1/2036	199	199
PayPal Holdings Inc.	3.250%	6/1/2050	210	136
PayPal Holdings Inc.	5.500%	6/1/2054	200	183
Pinnacle Bank	5.957%	1/15/2036	250	248
Pinnacle Financial Partners Inc.	6.168%	11/1/2030	100	102
Pinnacle Financial Partners Inc.	5.596%	5/19/2032	159	159
PNC Bank NA	3.100%	10/25/2027	250	246
PNC Bank NA	3.250%	1/22/2028	150	147
PNC Bank NA	4.050%	7/26/2028	250	247
PNC Bank NA	2.700%	10/22/2029	150	141
PNC Financial Services Group Inc.	3.450%	4/23/2029	500	486
PNC Financial Services Group Inc.	5.582%	6/12/2029	200	204
PNC Financial Services Group Inc.	2.550%	1/22/2030	425	396
PNC Financial Services Group Inc.	5.492%	5/14/2030	225	230
PNC Financial Services Group Inc.	5.222%	1/29/2031	190	193
PNC Financial Services Group Inc.	4.899%	5/13/2031	360	362
PNC Financial Services Group Inc.	4.812%	10/21/2032	250	249
PNC Financial Services Group Inc.	4.626%	6/6/2033	200	195
PNC Financial Services Group Inc.	6.037%	10/28/2033	255	269
PNC Financial Services Group Inc.	5.068%	1/24/2034	200	200
PNC Financial Services Group Inc.	5.939%	8/18/2034	590	620
PNC Financial Services Group Inc.	6.875%	10/20/2034	430	475
PNC Financial Services Group Inc.	5.676%	1/22/2035	500	515
PNC Financial Services Group Inc.	5.401%	7/23/2035	2,265	2,294
PNC Financial Services Group Inc.	5.575%	1/29/2036	800	819
PNC Financial Services Group Inc.	5.423%	1/25/2041	286	281
Principal Financial Group Inc.	5.300%	1/15/2037	122	121
Principal Financial Group Inc.	4.625%	9/15/2042	50	44
Principal Financial Group Inc.	4.350%	5/15/2043	150	127
Principal Financial Group Inc.	4.300%	11/15/2046	195	161
Progressive Corp.	4.000%	3/1/2029	100	99
Progressive Corp.	6.625%	3/1/2029	125	132
Progressive Corp.	4.600%	3/26/2031	75	75
Progressive Corp.	4.950%	6/15/2033	100	101
Progressive Corp.	4.350%	4/25/2044	50	43
Progressive Corp.	4.125%	4/15/2047	290	234
Progressive Corp.	4.200%	3/15/2048	115	94
Progressive Corp.	3.950%	3/26/2050	180	140
Progressive Corp.	3.700%	3/15/2052	100	74
Prudential Financial Inc.	3.878%	3/27/2028	163	161
Prudential Financial Inc.	5.750%	7/15/2033	100	105
Prudential Financial Inc.	5.200%	3/14/2035	75	75
Prudential Financial Inc.	5.700%	12/14/2036	125	129
Prudential Financial Inc.	6.625%	12/1/2037	65	72
Prudential Financial Inc.	3.000%	3/10/2040	50	38
Prudential Financial Inc.	6.625%	6/21/2040	65	72
Prudential Financial Inc.	5.100%	8/15/2043	42	38
Prudential Financial Inc.	4.600%	5/15/2044	275	240
Prudential Financial Inc.	3.905%	12/7/2047	132	101
Prudential Financial Inc.	5.700%	9/15/2048	500	501
Prudential Financial Inc.	3.935%	12/7/2049	363	276
Prudential Financial Inc.	4.350%	2/25/2050	210	170
Prudential Financial Inc.	3.700%	10/1/2050	200	185
Prudential Financial Inc.	5.125%	3/1/2052	250	245
Prudential Financial Inc.	6.000%	9/1/2052	150	152
Prudential Financial Inc.	6.500%	3/15/2054	175	181
Prudential Financial Inc.	6.250%	6/15/2056	73	73
Prudential Funding Asia plc	3.125%	4/14/2030	200	189
Radian Group Inc.	6.200%	5/15/2029	118	122
Raymond James Financial Inc.	4.650%	4/1/2030	55	55
Raymond James Financial Inc.	4.950%	7/15/2046	135	121
Raymond James Financial Inc.	3.750%	4/1/2051	250	181
Raymond James Financial Inc.	5.650%	9/11/2055	175	170
Regions Bank	4.755%	7/27/2029	600	600

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regions Bank	6.450%	6/26/2037	250	266
	Regions Financial Corp.	1.800%	8/12/2028	120	113
	Regions Financial Corp.	5.722%	6/6/2030	200	205
	Regions Financial Corp.	5.502%	9/6/2035	100	101
	Reinsurance Group of America Inc.	3.900%	5/15/2029	50	49
	Reinsurance Group of America Inc.	6.000%	9/15/2033	165	172
	Reinsurance Group of America Inc.	5.750%	9/15/2034	175	179
	Reinsurance Group of America Inc.	6.650%	9/15/2055	195	198
	Reinsurance Group of America Inc.	6.375%	9/15/2056	68	68
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	75	74
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	75	73
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	132	135
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	85	87
	Royal Bank of Canada	4.240%	8/3/2027	200	200
	Royal Bank of Canada	6.000%	11/1/2027	200	204
	Royal Bank of Canada	4.900%	1/12/2028	200	201
	Royal Bank of Canada	4.522%	10/18/2028	140	140
	Royal Bank of Canada	4.965%	1/24/2029	200	201
	Royal Bank of Canada	4.950%	2/1/2029	200	203
	Royal Bank of Canada	4.498%	8/6/2029	173	172
	Royal Bank of Canada	4.400%	4/17/2030	167	166
	Royal Bank of Canada	4.969%	8/2/2030	100	101
	Royal Bank of Canada	5.153%	2/4/2031	463	469
	Royal Bank of Canada	4.970%	5/2/2031	421	424
	Royal Bank of Canada	4.696%	8/6/2031	149	148
	Royal Bank of Canada	2.300%	11/3/2031	1,000	892
	Royal Bank of Canada	4.612%	5/3/2032	189	187
	Royal Bank of Canada	3.875%	5/4/2032	200	191
	Royal Bank of Canada	5.000%	2/1/2033	465	468
	Royal Bank of Canada	5.000%	5/2/2033	200	202
	Royal Bank of Canada	5.150%	2/1/2034	200	204
	S&P Global Inc.	4.750%	8/1/2028	140	141
	S&P Global Inc.	2.950%	3/1/2029	250	240
	S&P Global Inc.	2.500%	12/1/2029	125	117
	S&P Global Inc.	1.250%	8/15/2030	200	175
[5]	S&P Global Inc.	4.250%	1/15/2031	172	168
	S&P Global Inc.	2.900%	3/1/2032	300	272
[5]	S&P Global Inc.	4.800%	12/4/2035	60	59
	S&P Global Inc.	3.250%	12/1/2049	150	104
	S&P Global Inc.	3.700%	3/1/2052	200	148
	S&P Global Inc.	2.300%	8/15/2060	100	49
	S&P Global Inc.	3.900%	3/1/2062	100	72
	Santander Holdings USA Inc.	4.400%	7/13/2027	250	250
	Santander Holdings USA Inc.	6.499%	3/9/2029	200	205
	Santander Holdings USA Inc.	6.174%	1/9/2030	200	205
	Santander Holdings USA Inc.	5.040%	6/5/2030	105	105
	Santander Holdings USA Inc.	5.741%	3/20/2031	125	128
	Santander Holdings USA Inc.	6.342%	5/31/2035	125	132
	Santander UK Group Holdings plc	3.823%	11/3/2028	200	198
	Santander UK Group Holdings plc	6.534%	1/10/2029	415	426
	Santander UK Group Holdings plc	5.694%	4/15/2031	222	228
	Santander UK Group Holdings plc	5.136%	9/22/2036	200	194
	Selective Insurance Group Inc.	5.375%	3/1/2049	50	46
	SiriusPoint Ltd.	7.000%	4/5/2029	75	78
	Sixth Street Lending Partners	6.500%	3/11/2029	200	204
	Sixth Street Lending Partners	5.750%	1/15/2030	150	149
	Sixth Street Lending Partners	6.125%	7/15/2030	50	50
	Sixth Street Specialty Lending Inc.	5.650%	8/15/2031	75	74
	State Street Bank & Trust Co.	4.782%	11/23/2029	250	252
	State Street Corp.	4.536%	2/28/2028	200	201
	State Street Corp.	4.530%	2/20/2029	100	100
	State Street Corp.	4.141%	12/3/2029	200	198
	State Street Corp.	2.400%	1/24/2030	150	140
	State Street Corp.	4.729%	2/28/2030	200	201
	State Street Corp.	4.834%	4/24/2030	75	76
	State Street Corp.	4.558%	4/23/2032	146	144
	State Street Corp.	2.623%	2/7/2033	350	312
	State Street Corp.	4.821%	1/26/2034	130	129
	State Street Corp.	5.159%	5/18/2034	500	505
	State Street Corp.	3.031%	11/1/2034	125	117

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	5.146%	2/28/2036	200	200
	State Street Corp.	4.784%	10/23/2036	102	99
	State Street Corp.	5.094%	4/24/2037	154	153
	Sumisho Air Lease Corp.	3.625%	12/1/2027	200	197
	Sumisho Air Lease Corp.	2.100%	9/1/2028	500	472
	Sumisho Air Lease Corp.	3.250%	10/1/2029	100	95
	Sumisho Air Lease Corp.	3.000%	2/1/2030	225	210
	Sumisho Air Lease Corp.	3.125%	12/1/2030	750	694
[5]	Sumisho Air Lease Corp.	5.500%	3/24/2036	75	75
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	700	693
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	300	296
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	100	99
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	500	471
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	475	452
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	1,870	1,745
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	203
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	175
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	400	392
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	200	204
[3]	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	200	199
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	295	307
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	200	199
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	208
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	200	205
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	928	911
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	200	137
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	105	102
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	200	212
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	200	201
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	105	104
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	200	196
	Synchrony Financial	3.950%	12/1/2027	300	297
	Synchrony Financial	5.019%	7/29/2029	27	27
	Synchrony Financial	5.450%	3/6/2031	200	200
	Synchrony Financial	4.947%	2/25/2032	100	97
[5]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	97	96
[5]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	86	85
[5]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	88	87
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	125	124
	Toronto-Dominion Bank	5.156%	1/10/2028	225	227
	Toronto-Dominion Bank	4.861%	1/31/2028	88	88
	Toronto-Dominion Bank	5.523%	7/17/2028	225	229
	Toronto-Dominion Bank	4.361%	4/23/2029	400	398
	Toronto-Dominion Bank	2.000%	9/10/2031	325	287
	Toronto-Dominion Bank	5.298%	1/30/2032	140	143
	Toronto-Dominion Bank	3.200%	3/10/2032	47	43
	Toronto-Dominion Bank	4.456%	6/8/2032	353	347
	Toronto-Dominion Bank	4.866%	4/22/2033	1,600	1,588
	Toronto-Dominion Bank	5.146%	9/10/2034	120	120
	Toronto-Dominion Bank	4.928%	10/15/2035	111	109
	TPG Operating Group II LP	4.875%	5/15/2031	80	79
	TPG Operating Group II LP	5.375%	1/15/2036	150	146
	Travelers Cos. Inc.	5.050%	7/24/2035	50	50
	Travelers Cos. Inc.	6.250%	6/15/2037	150	163
	Travelers Cos. Inc.	4.300%	8/25/2045	150	127
	Travelers Cos. Inc.	4.000%	5/30/2047	225	180
	Travelers Cos. Inc.	4.100%	3/4/2049	200	161
	Travelers Cos. Inc.	2.550%	4/27/2050	500	301
	Travelers Cos. Inc.	5.450%	5/25/2053	143	139
	Travelers Cos. Inc.	5.700%	7/24/2055	75	75
	Travelers Property Casualty Corp.	6.375%	3/15/2033	26	29
	Truist Bank	4.420%	7/24/2028	250	250
	Truist Bank	4.144%	1/27/2029	121	120
	Truist Financial Corp.	1.125%	8/3/2027	500	483
	Truist Financial Corp.	4.873%	1/26/2029	2,450	2,461
	Truist Financial Corp.	3.875%	3/19/2029	200	196
	Truist Financial Corp.	7.161%	10/30/2029	200	211
	Truist Financial Corp.	5.435%	1/24/2030	275	280
	Truist Financial Corp.	1.950%	6/5/2030	100	90
	Truist Financial Corp.	4.597%	1/27/2032	2,072	2,043

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Truist Financial Corp.	4.916%	7/28/2033	200	196
Truist Financial Corp.	5.867%	6/8/2034	200	208
Truist Financial Corp.	5.711%	1/24/2035	275	283
UBS AG	5.000%	7/9/2027	250	252
UBS AG	7.500%	2/15/2028	425	445
UBS AG	5.650%	9/11/2028	225	230
UBS AG	4.678%	11/29/2030	250	250
UBS AG / Stamford CT	4.302%	3/16/2029	168	167
UBS Americas Inc.	7.125%	7/15/2032	100	111
UBS Group AG	4.875%	5/15/2045	375	340
Unum Group	4.000%	6/15/2029	80	78
Unum Group	5.250%	12/15/2035	129	127
Unum Group	5.750%	8/15/2042	75	74
Unum Group	4.500%	12/15/2049	100	80
Unum Group	6.000%	6/15/2054	100	98
US Bancorp	5.775%	6/12/2029	275	281
US Bancorp	3.000%	7/30/2029	240	229
US Bancorp	5.384%	1/23/2030	275	280
US Bancorp	5.100%	7/23/2030	650	658
US Bancorp	5.046%	2/12/2031	120	121
US Bancorp	5.083%	5/15/2031	150	152
US Bancorp	4.481%	1/26/2032	534	526
US Bancorp	2.677%	1/27/2033	90	80
US Bancorp	4.967%	7/22/2033	235	233
US Bancorp	5.850%	10/21/2033	525	547
US Bancorp	4.839%	2/1/2034	360	355
US Bancorp	5.836%	6/12/2034	275	287
US Bancorp	5.678%	1/23/2035	275	284
US Bancorp	2.491%	11/3/2036	700	610
US Bancorp	5.033%	1/26/2037	210	207
US Bancorp	5.723%	5/20/2041	250	252
Verisk Analytics Inc.	4.125%	3/15/2029	400	395
Verisk Analytics Inc.	4.450%	3/15/2031	115	113
Verisk Analytics Inc.	5.250%	3/15/2035	115	114
Verisk Analytics Inc.	5.125%	3/15/2036	200	195
Verisk Analytics Inc.	3.625%	5/15/2050	150	106
Visa Inc.	0.750%	8/15/2027	500	481
Visa Inc.	2.750%	9/15/2027	150	147
Visa Inc.	3.800%	2/12/2029	125	123
Visa Inc.	4.100%	2/12/2031	250	247
Visa Inc.	1.100%	2/15/2031	400	346
Visa Inc.	4.400%	2/12/2033	250	246
Visa Inc.	4.150%	12/14/2035	325	310
Visa Inc.	4.700%	2/12/2036	250	247
Visa Inc.	2.700%	4/15/2040	200	152
Visa Inc.	4.300%	12/14/2045	550	472
Visa Inc.	3.650%	9/15/2047	100	77
Visa Inc.	2.000%	8/15/2050	300	161
Voya Financial Inc.	5.700%	7/15/2043	75	74
Voya Financial Inc.	4.800%	6/15/2046	40	35
Voya Financial Inc.	4.700%	1/23/2048	100	98
Webster Financial Corp.	4.100%	3/25/2029	55	54
Wells Fargo & Co.	4.300%	7/22/2027	475	475
Wells Fargo & Co.	4.808%	7/25/2028	975	978
Wells Fargo & Co.	4.150%	1/24/2029	200	198
Wells Fargo & Co.	4.577%	5/20/2029	500	499
Wells Fargo & Co.	5.574%	7/25/2029	350	356
Wells Fargo & Co.	4.078%	9/15/2029	280	276
Wells Fargo & Co.	6.303%	10/23/2029	990	1,024
Wells Fargo & Co.	4.182%	1/23/2030	375	370
Wells Fargo & Co.	2.879%	10/30/2030	1,300	1,224
Wells Fargo & Co.	5.244%	1/24/2031	300	304
Wells Fargo & Co.	4.478%	4/4/2031	1,250	1,237
Wells Fargo & Co.	4.844%	5/20/2032	390	389
Wells Fargo & Co.	3.350%	3/2/2033	215	198
Wells Fargo & Co.	4.897%	7/25/2033	975	968
Wells Fargo & Co.	5.389%	4/24/2034	777	789
Wells Fargo & Co.	5.557%	7/25/2034	350	359
Wells Fargo & Co.	6.491%	10/23/2034	300	324
Wells Fargo & Co.	5.499%	1/23/2035	1,025	1,045

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo & Co.	5.211%	12/3/2035	425	424
Wells Fargo & Co.	4.892%	9/15/2036	1,500	1,464
Wells Fargo & Co.	4.960%	1/23/2037	219	214
Wells Fargo & Co.	3.068%	4/30/2041	600	458
Wells Fargo & Co.	5.375%	11/2/2043	1,000	941
Wells Fargo & Co.	4.650%	11/4/2044	325	277
Wells Fargo & Co.	4.900%	11/17/2045	250	219
Wells Fargo & Co.	4.400%	6/14/2046	300	243
Wells Fargo & Co.	4.750%	12/7/2046	350	298
Wells Fargo & Co.	5.433%	1/23/2047	792	761
Wells Fargo & Co.	5.013%	4/4/2051	1,750	1,569
Wells Fargo & Co.	4.611%	4/25/2053	400	336
Wells Fargo Bank NA	5.950%	8/26/2036	200	210
Wells Fargo Bank NA	5.850%	2/1/2037	300	311
Wells Fargo Bank NA	6.600%	1/15/2038	225	247
Western Union Co.	4.750%	6/15/2029	100	99
Western Union Co.	6.200%	6/21/2040	17	17
Westpac Banking Corp.	4.150%	5/11/2028	500	498
Westpac Banking Corp.	1.953%	11/20/2028	275	260
Westpac Banking Corp.	5.050%	4/16/2029	200	203
Westpac Banking Corp.	2.650%	1/16/2030	150	141
Westpac Banking Corp.	4.450%	6/12/2031	433	430
Westpac Banking Corp.	5.405%	8/10/2033	200	202
Westpac Banking Corp.	6.820%	11/17/2033	200	218
Westpac Banking Corp.	4.110%	7/24/2034	25	24
Westpac Banking Corp.	2.668%	11/15/2035	315	284
Westpac Banking Corp.	5.618%	11/20/2035	260	262
Westpac Banking Corp.	3.020%	11/18/2036	500	447
Westpac Banking Corp.	4.421%	7/24/2039	200	179
Westpac Banking Corp.	2.963%	11/16/2040	200	148
Willis North America Inc.	4.500%	9/15/2028	100	100
Willis North America Inc.	2.950%	9/15/2029	440	416
Willis North America Inc.	4.550%	3/15/2031	146	143
Willis North America Inc.	5.350%	5/15/2033	100	101
Willis North America Inc.	5.150%	3/15/2036	75	74
Willis North America Inc.	5.050%	9/15/2048	50	45
Willis North America Inc.	3.875%	9/15/2049	90	67
Willis North America Inc.	5.900%	3/5/2054	125	123
Zions Bancorp NA	3.250%	10/29/2029	250	236
Zions Bancorp NA	6.816%	11/19/2035	50	53
				401,706
Health Care (2.8%)
Abbott Laboratories	1.150%	1/30/2028	100	95
Abbott Laboratories	3.700%	3/9/2029	375	368
Abbott Laboratories	1.400%	6/30/2030	150	133
Abbott Laboratories	4.000%	3/15/2031	750	731
Abbott Laboratories	4.300%	3/15/2033	525	509
Abbott Laboratories	4.650%	3/15/2036	712	691
Abbott Laboratories	4.750%	11/30/2036	200	195
Abbott Laboratories	4.750%	3/15/2038	475	458
Abbott Laboratories	5.300%	5/27/2040	250	251
Abbott Laboratories	4.900%	11/30/2046	700	644
Abbott Laboratories	5.500%	3/15/2056	700	686
Abbott Laboratories	5.600%	3/15/2066	400	392
AbbVie Inc.	3.775%	3/3/2028	150	149
AbbVie Inc.	4.650%	3/15/2028	200	201
AbbVie Inc.	4.250%	11/14/2028	200	199
AbbVie Inc.	4.800%	3/15/2029	525	529
AbbVie Inc.	3.200%	11/21/2029	1,730	1,657
AbbVie Inc.	4.875%	3/15/2030	200	202
AbbVie Inc.	4.125%	3/15/2031	150	147
AbbVie Inc.	4.950%	3/15/2031	1,000	1,014
AbbVie Inc.	4.400%	3/15/2033	150	147
AbbVie Inc.	5.050%	3/15/2034	550	556
AbbVie Inc.	4.550%	3/15/2035	350	339
AbbVie Inc.	5.200%	3/15/2035	175	178
AbbVie Inc.	4.500%	5/14/2035	450	433
AbbVie Inc.	4.750%	3/15/2036	208	204
AbbVie Inc.	4.300%	5/14/2036	200	189

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.050%	11/21/2039	768	676
	AbbVie Inc.	4.400%	11/6/2042	501	441
	AbbVie Inc.	4.850%	6/15/2044	230	211
	AbbVie Inc.	4.750%	3/15/2045	200	180
	AbbVie Inc.	4.700%	5/14/2045	702	629
	AbbVie Inc.	4.450%	5/14/2046	455	391
	AbbVie Inc.	4.875%	11/14/2048	425	382
	AbbVie Inc.	4.250%	11/21/2049	1,375	1,123
	AbbVie Inc.	5.400%	3/15/2054	700	673
	AbbVie Inc.	5.600%	3/15/2055	100	99
	AbbVie Inc.	5.550%	3/15/2056	241	237
	AbbVie Inc.	5.500%	3/15/2064	350	337
	AbbVie Inc.	5.650%	3/15/2066	150	148
	Adventist Health System	4.742%	12/1/2030	150	149
	Adventist Health System	5.430%	3/1/2032	100	102
	Adventist Health System	5.757%	12/1/2034	75	77
	Adventist Health System	3.630%	3/1/2049	50	35
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	50	49
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	25	23
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	100	83
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	75	54
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	75	50
	Aetna Inc.	6.625%	6/15/2036	130	142
	Aetna Inc.	6.750%	12/15/2037	100	109
	Aetna Inc.	4.500%	5/15/2042	75	65
	Agilent Technologies Inc.	2.750%	9/15/2029	100	94
	Agilent Technologies Inc.	2.100%	6/4/2030	100	91
	Agilent Technologies Inc.	4.750%	9/9/2034	150	148
	AHS Hospital Corp.	5.024%	7/1/2045	75	70
	AHS Hospital Corp.	2.780%	7/1/2051	150	94
[2]	Allina Health System	3.887%	4/15/2049	75	58
	Amgen Inc.	3.200%	11/2/2027	600	591
	Amgen Inc.	5.150%	3/2/2028	500	505
	Amgen Inc.	1.650%	8/15/2028	400	377
	Amgen Inc.	4.050%	8/18/2029	325	320
	Amgen Inc.	4.200%	2/19/2031	79	77
	Amgen Inc.	2.000%	1/15/2032	450	389
	Amgen Inc.	3.350%	2/22/2032	600	557
	Amgen Inc.	4.200%	3/1/2033	200	192
	Amgen Inc.	5.250%	3/2/2033	925	941
	Amgen Inc.	3.150%	2/21/2040	575	448
	Amgen Inc.	2.800%	8/15/2041	250	181
	Amgen Inc.	4.950%	10/1/2041	240	223
	Amgen Inc.	5.150%	11/15/2041	126	120
	Amgen Inc.	5.600%	3/2/2043	406	404
	Amgen Inc.	4.400%	5/1/2045	450	382
	Amgen Inc.	5.500%	2/19/2046	200	194
	Amgen Inc.	4.563%	6/15/2048	275	232
	Amgen Inc.	4.663%	6/15/2051	775	658
	Amgen Inc.	4.200%	2/22/2052	325	255
	Amgen Inc.	5.650%	3/2/2053	750	730
	Amgen Inc.	2.770%	9/1/2053	422	249
	Amgen Inc.	5.650%	2/19/2056	125	122
	Amgen Inc.	4.400%	2/22/2062	150	117
	Amgen Inc.	5.750%	3/2/2063	500	485
	Ascension Health	4.078%	11/15/2028	64	63
	Ascension Health	2.532%	11/15/2029	350	328
	Ascension Health	4.294%	11/15/2030	127	125
	Ascension Health	4.923%	11/15/2035	108	107
	Ascension Health	3.106%	11/15/2039	100	79
	Ascension Health	3.945%	11/15/2046	200	160
[2]	Ascension Health	4.847%	11/15/2053	75	67
	Astrazeneca Finance LLC	4.875%	3/3/2028	200	202
	Astrazeneca Finance LLC	1.750%	5/28/2028	200	191
	Astrazeneca Finance LLC	4.850%	2/26/2029	225	227
	Astrazeneca Finance LLC	4.900%	3/3/2030	200	203
	Astrazeneca Finance LLC	4.900%	2/26/2031	200	203
	Astrazeneca Finance LLC	2.250%	5/28/2031	200	180
	Astrazeneca Finance LLC	4.300%	3/2/2033	250	243
	Astrazeneca Finance LLC	4.875%	3/3/2033	75	76

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Astrazeneca Finance LLC	5.000%	2/26/2034	270	273
	Astrazeneca Finance LLC	4.600%	3/2/2036	150	145
	AstraZeneca plc	4.000%	1/17/2029	200	198
	AstraZeneca plc	1.375%	8/6/2030	300	265
	AstraZeneca plc	6.450%	9/15/2037	400	444
	AstraZeneca plc	4.000%	9/18/2042	290	246
	AstraZeneca plc	3.000%	5/28/2051	135	90
	Augusta SpinCo Corp.	4.321%	9/23/2027	83	83
	Augusta SpinCo Corp.	4.398%	3/23/2029	83	82
	Augusta SpinCo Corp.	4.945%	3/23/2033	300	298
	Banner Health	2.338%	1/1/2030	125	116
	Banner Health	2.907%	1/1/2042	100	73
	Banner Health	3.181%	1/1/2050	75	51
	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	250	179
	Baxalta Inc.	5.250%	6/23/2045	73	68
	Baxter International Inc.	2.272%	12/1/2028	250	235
	Baxter International Inc.	4.450%	2/15/2029	29	29
	Baxter International Inc.	4.900%	12/15/2030	39	39
	Baxter International Inc.	2.539%	2/1/2032	500	430
	Baxter International Inc.	3.500%	8/15/2046	150	102
	Baxter International Inc.	3.132%	12/1/2051	200	119
	Baylor Scott & White Holdings	1.777%	11/15/2030	100	89
	Baylor Scott & White Holdings	4.185%	11/15/2045	100	84
	Baylor Scott & White Holdings	2.839%	11/15/2050	350	222
	Becton Dickinson & Co.	4.693%	2/13/2028	250	250
	Becton Dickinson & Co.	4.874%	2/8/2029	135	136
	Becton Dickinson & Co.	2.823%	5/20/2030	125	117
	Becton Dickinson & Co.	1.957%	2/11/2031	375	331
	Becton Dickinson & Co.	5.110%	2/8/2034	100	100
	Becton Dickinson & Co.	3.794%	5/20/2050	24	17
	Biogen Inc.	2.250%	5/1/2030	400	365
	Biogen Inc.	5.750%	5/15/2035	125	130
	Biogen Inc.	3.150%	5/1/2050	300	195
	Biogen Inc.	3.250%	2/15/2051	150	99
	Biogen Inc.	6.450%	5/15/2055	100	107
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	250	232
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	25	25
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	100	96
	Boston Scientific Corp.	2.650%	6/1/2030	150	139
	Boston Scientific Corp.	4.550%	3/1/2039	131	123
	Boston Scientific Corp.	7.375%	1/15/2040	50	59
	Boston Scientific Corp.	4.700%	3/1/2049	133	118
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	500	480
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	210	208
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	200	176
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	225	229
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	300	274
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	537	548
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	350	278
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	100	76
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	175	156
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	250	208
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	233	199
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	700	569
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	500	295
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	720	528
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	725	708
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	200	143
	Cardinal Health Inc.	5.125%	2/15/2029	125	126
	Cardinal Health Inc.	5.000%	11/15/2029	150	151
	Cardinal Health Inc.	4.500%	9/15/2030	100	99
	Cardinal Health Inc.	5.450%	2/15/2034	100	102
	Cardinal Health Inc.	5.350%	11/15/2034	200	202
	Cardinal Health Inc.	5.150%	9/15/2035	100	100
	Cardinal Health Inc.	4.600%	3/15/2043	75	66
	Cardinal Health Inc.	4.500%	11/15/2044	50	42
	Cardinal Health Inc.	4.900%	9/15/2045	100	89
	Cardinal Health Inc.	4.368%	6/15/2047	125	103
	Cardinal Health Inc.	5.750%	11/15/2054	100	99
	Cencora Inc.	3.450%	12/15/2027	275	271

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cencora Inc.	4.625%	12/15/2027	100	100
	Cencora Inc.	3.950%	2/13/2029	158	155
	Cencora Inc.	4.850%	12/15/2029	100	101
	Cencora Inc.	4.250%	11/15/2030	150	147
	Cencora Inc.	2.700%	3/15/2031	250	228
	Cencora Inc.	4.600%	2/13/2033	83	81
	Cencora Inc.	5.125%	2/15/2034	100	100
	Cencora Inc.	5.150%	2/15/2035	125	125
	Cencora Inc.	4.900%	2/13/2036	176	172
	Cencora Inc.	4.250%	3/1/2045	100	83
	Cencora Inc.	4.300%	12/15/2047	175	145
	Cencora Inc.	5.650%	2/13/2056	100	98
	Children's Health System of Texas	2.511%	8/15/2050	300	175
	Children's Hospital Corp.	4.115%	1/1/2047	75	62
	Children's Hospital Corp.	2.585%	2/1/2050	50	31
	Children's Hospital Medical Center	4.268%	5/15/2044	50	43
	CHRISTUS Health	4.341%	7/1/2028	200	199
	Cigna Group	4.375%	10/15/2028	610	607
	Cigna Group	5.000%	5/15/2029	200	202
	Cigna Group	2.400%	3/15/2030	231	213
	Cigna Group	4.500%	9/15/2030	115	114
	Cigna Group	2.375%	3/15/2031	250	225
	Cigna Group	5.125%	5/15/2031	150	152
	Cigna Group	4.875%	9/15/2032	336	335
	Cigna Group	5.250%	2/15/2034	200	202
	Cigna Group	5.250%	1/15/2036	500	501
	Cigna Group	4.800%	8/15/2038	415	393
	Cigna Group	3.200%	3/15/2040	150	117
	Cigna Group	6.125%	11/15/2041	92	96
	Cigna Group	4.800%	7/15/2046	400	352
	Cigna Group	3.875%	10/15/2047	170	130
	Cigna Group	4.900%	12/15/2048	245	215
	Cigna Group	3.400%	3/15/2050	375	260
	Cigna Group	3.400%	3/15/2051	100	69
	Cigna Group	5.600%	2/15/2054	225	217
	Cigna Group	6.000%	1/15/2056	99	101
	City of Hope	5.623%	11/15/2043	75	73
	City of Hope	4.378%	8/15/2048	100	82
	Cleveland Clinic Foundation	4.858%	1/1/2114	100	84
	CommonSpirit Health	4.352%	9/1/2030	103	101
	CommonSpirit Health	2.782%	10/1/2030	500	461
	CommonSpirit Health	5.205%	12/1/2031	150	152
	CommonSpirit Health	5.318%	12/1/2034	125	125
	CommonSpirit Health	4.825%	9/1/2035	88	86
	CommonSpirit Health	4.975%	9/1/2035	105	102
[2]	CommonSpirit Health	4.350%	11/1/2042	225	195
	CommonSpirit Health	5.580%	9/1/2045	78	76
	CommonSpirit Health	3.817%	10/1/2049	50	37
	CommonSpirit Health	4.187%	10/1/2049	150	117
	CommonSpirit Health	5.548%	12/1/2054	100	95
	CommonSpirit Health	5.662%	9/1/2055	125	121
	Community Health Network Inc.	3.099%	5/1/2050	140	89
	Cottage Health Obligated Group	3.304%	11/1/2049	100	70
	CVS Health Corp.	1.300%	8/21/2027	600	579
	CVS Health Corp.	4.300%	3/25/2028	677	674
	CVS Health Corp.	5.000%	1/30/2029	470	474
	CVS Health Corp.	5.400%	6/1/2029	350	358
	CVS Health Corp.	3.250%	8/15/2029	360	345
	CVS Health Corp.	5.125%	2/21/2030	250	253
	CVS Health Corp.	3.750%	4/1/2030	300	290
	CVS Health Corp.	1.750%	8/21/2030	350	310
	CVS Health Corp.	5.250%	1/30/2031	100	102
	CVS Health Corp.	1.875%	2/28/2031	350	307
	CVS Health Corp.	5.550%	6/1/2031	175	180
	CVS Health Corp.	5.000%	9/15/2032	72	72
	CVS Health Corp.	5.250%	2/21/2033	250	254
	CVS Health Corp.	5.300%	6/1/2033	225	228
	CVS Health Corp.	5.700%	6/1/2034	225	232
	CVS Health Corp.	4.875%	7/20/2035	125	121
	CVS Health Corp.	5.450%	9/15/2035	122	124

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	4.780%	3/25/2038	1,025	961
CVS Health Corp.	6.125%	9/15/2039	75	78
CVS Health Corp.	4.125%	4/1/2040	85	72
CVS Health Corp.	5.300%	12/5/2043	75	70
CVS Health Corp.	6.000%	6/1/2044	100	101
CVS Health Corp.	5.125%	7/20/2045	700	634
CVS Health Corp.	5.050%	3/25/2048	1,660	1,466
CVS Health Corp.	5.625%	2/21/2053	220	208
CVS Health Corp.	5.875%	6/1/2053	293	286
CVS Health Corp.	6.050%	6/1/2054	175	175
CVS Health Corp.	6.200%	9/15/2055	150	154
CVS Health Corp.	6.000%	6/1/2063	135	132
CVS Health Corp.	6.250%	9/15/2065	125	126
Danaher Corp.	4.375%	9/15/2045	75	64
Danaher Corp.	2.600%	10/1/2050	500	302
Dartmouth-Hitchcock Health	4.178%	8/1/2048	100	79
DENTSPLY SIRONA Inc.	3.250%	6/1/2030	150	139
DH Europe Finance II Sarl	2.600%	11/15/2029	150	141
DH Europe Finance II Sarl	3.250%	11/15/2039	175	141
Dignity Health	4.500%	11/1/2042	100	87
Dignity Health	5.267%	11/1/2064	50	45
Duke University Health System Inc.	3.920%	6/1/2047	100	79
Edwards Lifesciences Corp.	4.300%	6/15/2028	100	99
Elevance Health Inc.	3.650%	12/1/2027	500	494
Elevance Health Inc.	4.000%	9/15/2028	231	228
Elevance Health Inc.	5.150%	6/15/2029	115	117
Elevance Health Inc.	4.750%	2/15/2030	70	70
Elevance Health Inc.	2.250%	5/15/2030	530	485
Elevance Health Inc.	4.950%	11/1/2031	55	55
Elevance Health Inc.	4.600%	9/15/2032	250	245
Elevance Health Inc.	5.500%	10/15/2032	250	257
Elevance Health Inc.	4.750%	2/15/2033	200	197
Elevance Health Inc.	5.375%	6/15/2034	175	178
Elevance Health Inc.	5.950%	12/15/2034	1	1
Elevance Health Inc.	5.200%	2/15/2035	465	466
Elevance Health Inc.	5.000%	1/15/2036	304	298
Elevance Health Inc.	5.850%	1/15/2036	75	78
Elevance Health Inc.	6.375%	6/15/2037	50	54
Elevance Health Inc.	4.650%	1/15/2043	775	687
Elevance Health Inc.	4.375%	12/1/2047	261	214
Elevance Health Inc.	3.125%	5/15/2050	200	130
Elevance Health Inc.	4.550%	5/15/2052	200	165
Elevance Health Inc.	6.100%	10/15/2052	700	716
Elevance Health Inc.	5.125%	2/15/2053	200	179
Elevance Health Inc.	5.650%	6/15/2054	175	168
Elevance Health Inc.	4.850%	8/15/2054	30	25
Elevance Health Inc.	5.700%	2/15/2055	395	384
Elevance Health Inc.	5.700%	9/15/2055	100	97
Elevance Health Inc.	5.850%	11/1/2064	140	137
Eli Lilly & Co.	4.150%	8/14/2027	75	75
Eli Lilly & Co.	4.550%	2/12/2028	200	201
Eli Lilly & Co.	4.000%	10/15/2028	118	117
Eli Lilly & Co.	4.500%	2/9/2029	200	201
Eli Lilly & Co.	3.375%	3/15/2029	92	90
Eli Lilly & Co.	4.150%	5/20/2029	63	63
Eli Lilly & Co.	4.200%	8/14/2029	177	176
Eli Lilly & Co.	4.750%	2/12/2030	200	202
Eli Lilly & Co.	4.250%	3/15/2031	102	101
Eli Lilly & Co.	4.375%	5/20/2031	261	259
Eli Lilly & Co.	4.900%	2/12/2032	200	203
Eli Lilly & Co.	4.550%	10/15/2032	196	195
Eli Lilly & Co.	4.650%	5/20/2033	238	237
Eli Lilly & Co.	4.700%	2/9/2034	275	273
Eli Lilly & Co.	4.600%	8/14/2034	225	222
Eli Lilly & Co.	4.900%	10/15/2035	181	181
Eli Lilly & Co.	4.850%	5/20/2036	275	272
Eli Lilly & Co.	2.250%	5/15/2050	450	257
Eli Lilly & Co.	4.875%	2/27/2053	50	45
Eli Lilly & Co.	5.000%	2/9/2054	400	369
Eli Lilly & Co.	5.050%	8/14/2054	75	70

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	5.500%	2/12/2055	400	397
	Eli Lilly & Co.	5.550%	10/15/2055	114	114
	Eli Lilly & Co.	5.600%	5/20/2056	325	326
	Eli Lilly & Co.	2.500%	9/15/2060	500	271
	Eli Lilly & Co.	4.950%	2/27/2063	250	223
	Eli Lilly & Co.	5.100%	2/9/2064	450	411
	Eli Lilly & Co.	5.200%	8/14/2064	75	70
	Eli Lilly & Co.	5.600%	2/12/2065	250	248
	Eli Lilly & Co.	5.650%	10/15/2065	103	103
	Eli Lilly & Co.	5.700%	5/20/2066	200	201
	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	75	57
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	200	203
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	98	97
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	300	301
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	125	125
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	250	263
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	150	153
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	328	320
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	150	160
	Gilead Sciences Inc.	4.250%	5/20/2028	85	85
	Gilead Sciences Inc.	4.400%	5/20/2029	183	183
	Gilead Sciences Inc.	4.800%	11/15/2029	225	227
	Gilead Sciences Inc.	4.600%	5/20/2031	192	191
	Gilead Sciences Inc.	5.250%	10/15/2033	100	103
	Gilead Sciences Inc.	4.900%	5/20/2034	100	100
	Gilead Sciences Inc.	5.100%	6/15/2035	525	529
	Gilead Sciences Inc.	4.600%	9/1/2035	225	219
	Gilead Sciences Inc.	4.000%	9/1/2036	150	137
	Gilead Sciences Inc.	2.600%	10/1/2040	100	73
	Gilead Sciences Inc.	5.650%	12/1/2041	175	178
	Gilead Sciences Inc.	4.800%	4/1/2044	400	364
	Gilead Sciences Inc.	4.500%	2/1/2045	100	87
	Gilead Sciences Inc.	4.750%	3/1/2046	455	408
	Gilead Sciences Inc.	4.150%	3/1/2047	100	82
	Gilead Sciences Inc.	2.800%	10/1/2050	525	331
	Gilead Sciences Inc.	5.550%	10/15/2053	100	99
	Gilead Sciences Inc.	5.500%	11/15/2054	225	220
	Gilead Sciences Inc.	5.600%	11/15/2064	200	197
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	375	372
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	147	147
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	85	87
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	424	420
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	550	606
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	100	87
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	175	170
	Hackensack Meridian Health Inc.	2.675%	9/1/2041	250	177
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	75	61
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	50	41
[2]	Hartford HealthCare Corp.	3.447%	7/1/2054	20	14
	HCA Inc.	5.000%	3/1/2028	125	126
	HCA Inc.	5.200%	6/1/2028	177	179
	HCA Inc.	5.625%	9/1/2028	275	279
	HCA Inc.	4.125%	6/15/2029	330	325
	HCA Inc.	3.500%	9/1/2030	650	616
	HCA Inc.	4.300%	11/15/2030	71	69
	HCA Inc.	5.450%	4/1/2031	325	332
	HCA Inc.	4.700%	5/15/2031	200	198
	HCA Inc.	2.375%	7/15/2031	150	133
	HCA Inc.	5.500%	3/1/2032	150	153
	HCA Inc.	3.625%	3/15/2032	250	233
	HCA Inc.	4.600%	11/15/2032	92	90
	HCA Inc.	5.500%	6/1/2033	321	328
	HCA Inc.	5.600%	4/1/2034	225	230
	HCA Inc.	5.450%	9/15/2034	225	227
	HCA Inc.	5.750%	3/1/2035	250	258
	HCA Inc.	4.900%	11/15/2035	138	134
	HCA Inc.	5.300%	5/15/2036	50	50
	HCA Inc.	5.125%	6/15/2039	200	190
	HCA Inc.	4.375%	3/15/2042	250	212
	HCA Inc.	5.500%	6/15/2047	325	303

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	5.250%	6/15/2049	450	404
	HCA Inc.	3.500%	7/15/2051	500	338
	HCA Inc.	4.625%	3/15/2052	500	407
	HCA Inc.	5.900%	6/1/2053	177	172
	HCA Inc.	6.000%	4/1/2054	288	284
	HCA Inc.	5.950%	9/15/2054	312	306
	HCA Inc.	6.200%	3/1/2055	325	330
	HCA Inc.	5.700%	11/15/2055	100	95
	HCA Inc.	6.100%	4/1/2064	150	149
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	100	76
	Humana Inc.	5.750%	12/1/2028	100	102
	Humana Inc.	3.700%	3/23/2029	100	97
	Humana Inc.	4.875%	4/1/2030	135	135
	Humana Inc.	5.375%	4/15/2031	270	274
	Humana Inc.	2.150%	2/3/2032	200	174
	Humana Inc.	5.950%	3/15/2034	200	207
	Humana Inc.	5.550%	5/1/2035	200	200
	Humana Inc.	4.625%	12/1/2042	110	93
	Humana Inc.	4.950%	10/1/2044	270	235
	Humana Inc.	3.950%	8/15/2049	40	29
	Humana Inc.	5.500%	3/15/2053	200	181
	Humana Inc.	5.750%	4/15/2054	125	117
	Illumina Inc.	4.750%	12/12/2030	150	149
	Illumina Inc.	2.550%	3/23/2031	150	135
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	75	60
	Iowa Health System	3.665%	2/15/2050	125	94
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	125	99
	Johnson & Johnson	0.950%	9/1/2027	300	290
	Johnson & Johnson	2.900%	1/15/2028	275	270
	Johnson & Johnson	4.700%	3/1/2030	172	174
	Johnson & Johnson	1.300%	9/1/2030	375	332
	Johnson & Johnson	4.900%	6/1/2031	138	141
	Johnson & Johnson	4.850%	3/1/2032	245	250
	Johnson & Johnson	5.000%	3/1/2035	492	504
	Johnson & Johnson	3.550%	3/1/2036	175	159
	Johnson & Johnson	3.625%	3/3/2037	500	447
	Johnson & Johnson	3.400%	1/15/2038	150	130
	Johnson & Johnson	2.100%	9/1/2040	250	175
	Johnson & Johnson	4.500%	9/1/2040	150	142
	Johnson & Johnson	4.850%	5/15/2041	75	73
	Johnson & Johnson	4.500%	12/5/2043	200	185
	Johnson & Johnson	3.700%	3/1/2046	400	319
	Johnson & Johnson	3.750%	3/3/2047	250	199
	Johnson & Johnson	2.250%	9/1/2050	400	232
	Kaiser Foundation Hospitals	2.810%	6/1/2041	250	184
	Kaiser Foundation Hospitals	4.875%	4/1/2042	235	222
	Kaiser Foundation Hospitals	4.150%	5/1/2047	150	123
	Kaiser Foundation Hospitals	3.266%	11/1/2049	175	121
	Kaiser Foundation Hospitals	3.002%	6/1/2051	250	162
	Koninklijke Philips NV	6.875%	3/11/2038	100	111
	Koninklijke Philips NV	5.000%	3/15/2042	150	137
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	100	99
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	125	118
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	100	99
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	50	45
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	150	148
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	150	146
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	195	174
	Mass General Brigham Inc.	3.342%	7/1/2060	250	162
	Mayo Clinic	3.774%	11/15/2043	75	62
	Mayo Clinic	4.128%	11/15/2052	50	40
	Mayo Clinic	3.196%	11/15/2061	150	93
	McKesson Corp.	4.900%	7/15/2028	24	24
	McKesson Corp.	4.250%	9/15/2029	100	99
	McKesson Corp.	4.650%	5/30/2030	300	300
	McKesson Corp.	4.950%	5/30/2032	350	353
	McKesson Corp.	5.250%	5/30/2035	400	406
	McLaren Health Care Corp.	4.386%	5/15/2048	50	41
[2]	MedStar Health Inc.	3.626%	8/15/2049	75	55
	Medtronic Global Holdings SCA	4.500%	3/30/2033	100	98

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medtronic Inc.	4.375%	3/15/2035	511	491
	Medtronic Inc.	4.625%	3/15/2045	244	219
	Memorial Health Services	3.447%	11/1/2049	100	70
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	100	66
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	150	120
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	100	81
	Merck & Co. Inc.	3.850%	9/15/2027	300	299
	Merck & Co. Inc.	4.300%	5/22/2028	500	500
	Merck & Co. Inc.	1.900%	12/10/2028	400	377
	Merck & Co. Inc.	3.400%	3/7/2029	475	463
	Merck & Co. Inc.	3.850%	3/15/2029	161	159
	Merck & Co. Inc.	4.300%	5/17/2030	133	132
	Merck & Co. Inc.	1.450%	6/24/2030	210	187
	Merck & Co. Inc.	4.150%	9/15/2030	400	395
	Merck & Co. Inc.	4.150%	3/15/2031	211	207
	Merck & Co. Inc.	4.650%	5/22/2031	186	186
	Merck & Co. Inc.	2.150%	12/10/2031	450	397
	Merck & Co. Inc.	4.550%	9/15/2032	340	337
	Merck & Co. Inc.	4.450%	12/4/2032	138	136
	Merck & Co. Inc.	4.500%	5/17/2033	175	173
	Merck & Co. Inc.	4.950%	5/22/2033	398	401
	Merck & Co. Inc.	6.500%	12/1/2033	125	138
	Merck & Co. Inc.	4.950%	9/15/2035	125	125
	Merck & Co. Inc.	4.750%	12/4/2035	258	253
	Merck & Co. Inc.	5.200%	5/22/2036	290	294
	Merck & Co. Inc.	3.900%	3/7/2039	200	176
	Merck & Co. Inc.	3.600%	9/15/2042	100	80
	Merck & Co. Inc.	4.150%	5/18/2043	650	554
	Merck & Co. Inc.	4.900%	5/17/2044	133	123
	Merck & Co. Inc.	3.700%	2/10/2045	525	412
	Merck & Co. Inc.	5.500%	3/15/2046	143	141
	Merck & Co. Inc.	5.750%	5/22/2046	100	102
	Merck & Co. Inc.	4.000%	3/7/2049	300	239
	Merck & Co. Inc.	2.450%	6/24/2050	300	175
	Merck & Co. Inc.	2.750%	12/10/2051	300	184
	Merck & Co. Inc.	5.000%	5/17/2053	265	241
	Merck & Co. Inc.	5.700%	9/15/2055	200	201
	Merck & Co. Inc.	5.550%	12/4/2055	274	270
	Merck & Co. Inc.	5.850%	5/22/2056	200	205
	Merck & Co. Inc.	2.900%	12/10/2061	325	188
	Merck & Co. Inc.	5.150%	5/17/2063	177	161
	Merck & Co. Inc.	5.700%	12/4/2065	203	201
	Methodist Hospital	2.705%	12/1/2050	300	186
[2]	Montefiore Obligated Group	5.246%	11/1/2048	150	125
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	75	56
	Mylan Inc.	5.400%	11/29/2043	100	88
	MyMichigan Health	3.409%	6/1/2050	125	88
	New York & Presbyterian Hospital	4.024%	8/1/2045	130	107
	New York & Presbyterian Hospital	4.063%	8/1/2056	75	59
	New York & Presbyterian Hospital	2.606%	8/1/2060	100	55
	New York & Presbyterian Hospital	3.954%	8/1/2119	125	86
	Northwell Healthcare Inc.	3.979%	11/1/2046	100	79
	Northwell Healthcare Inc.	4.260%	11/1/2047	200	163
	Northwell Healthcare Inc.	3.809%	11/1/2049	100	74
	Novant Health Inc.	2.637%	11/1/2036	50	40
	Novant Health Inc.	3.318%	11/1/2061	100	63
	Novartis Capital Corp.	3.900%	11/5/2028	152	150
	Novartis Capital Corp.	4.100%	3/16/2029	234	232
	Novartis Capital Corp.	3.800%	9/18/2029	150	147
	Novartis Capital Corp.	2.200%	8/14/2030	410	375
	Novartis Capital Corp.	4.100%	11/5/2030	450	442
	Novartis Capital Corp.	4.400%	3/18/2031	202	201
	Novartis Capital Corp.	4.300%	11/5/2032	200	196
	Novartis Capital Corp.	4.600%	3/18/2033	477	473
	Novartis Capital Corp.	4.200%	9/18/2034	150	144
	Novartis Capital Corp.	4.600%	11/5/2035	225	220
	Novartis Capital Corp.	4.900%	3/18/2036	432	429
	Novartis Capital Corp.	3.700%	9/21/2042	100	82
	Novartis Capital Corp.	4.400%	5/6/2044	375	330
	Novartis Capital Corp.	5.200%	11/5/2045	200	193

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	4.000%	11/20/2045	225	186
	Novartis Capital Corp.	5.600%	3/18/2046	173	175
	Novartis Capital Corp.	2.750%	8/14/2050	75	47
	Novartis Capital Corp.	4.700%	9/18/2054	225	198
	Novartis Capital Corp.	5.700%	3/18/2056	560	571
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/2050	10	6
	NYU Langone Hospitals	4.784%	7/1/2044	100	92
[2]	NYU Langone Hospitals	4.368%	7/1/2047	110	95
	NYU Langone Hospitals	3.380%	7/1/2055	200	136
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	50	43
[2]	OhioHealth Corp.	3.042%	11/15/2050	100	68
	Orlando Health Obligated Group	5.475%	10/1/2035	75	77
	Orlando Health Obligated Group	4.089%	10/1/2048	50	40
	PeaceHealth Obligated Group	4.335%	11/15/2028	40	40
	PeaceHealth Obligated Group	4.855%	11/15/2032	38	38
	PeaceHealth Obligated Group	4.787%	11/15/2048	75	65
	PeaceHealth Obligated Group	3.218%	11/15/2050	200	135
	Pfizer Inc.	3.875%	11/15/2027	50	50
	Pfizer Inc.	3.600%	9/15/2028	100	99
	Pfizer Inc.	3.450%	3/15/2029	375	366
	Pfizer Inc.	2.625%	4/1/2030	300	280
	Pfizer Inc.	1.700%	5/28/2030	225	202
	Pfizer Inc.	4.200%	11/15/2030	179	177
	Pfizer Inc.	1.750%	8/18/2031	200	175
	Pfizer Inc.	4.500%	11/15/2032	225	222
	Pfizer Inc.	4.875%	11/15/2035	237	234
	Pfizer Inc.	4.100%	9/15/2038	150	136
	Pfizer Inc.	3.900%	3/15/2039	125	109
	Pfizer Inc.	7.200%	3/15/2039	425	498
	Pfizer Inc.	2.550%	5/28/2040	200	145
	Pfizer Inc.	4.300%	6/15/2043	125	107
	Pfizer Inc.	4.400%	5/15/2044	200	174
	Pfizer Inc.	4.125%	12/15/2046	450	370
	Pfizer Inc.	4.200%	9/15/2048	150	122
	Pfizer Inc.	4.000%	3/15/2049	175	138
	Pfizer Inc.	2.700%	5/28/2050	450	278
	Pfizer Inc.	5.600%	11/15/2055	100	99
	Pfizer Inc.	5.700%	11/15/2065	200	196
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	707	708
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/2030	527	529
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	1,084	1,074
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	525	497
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,161	1,093
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/2063	857	789
	Pharmacia LLC	6.600%	12/1/2028	175	183
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	150	140
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	200	204
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	200	205
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	75	56
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	75	58
	Quest Diagnostics Inc.	4.600%	12/15/2027	100	100
	Quest Diagnostics Inc.	4.200%	6/30/2029	140	138
	Quest Diagnostics Inc.	4.625%	12/15/2029	125	125
	Quest Diagnostics Inc.	2.950%	6/30/2030	160	150
	Quest Diagnostics Inc.	2.800%	6/30/2031	125	114
	Quest Diagnostics Inc.	5.000%	12/15/2034	150	149
	Quest Diagnostics Inc.	5.000%	6/30/2036	200	197
	Quest Diagnostics Inc.	5.750%	1/30/2040	13	13
	Quest Diagnostics Inc.	4.700%	3/30/2045	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	500	442
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	50	30
	Revvity Inc.	1.900%	9/15/2028	250	235
	Revvity Inc.	3.625%	3/15/2051	150	106
	Royalty Pharma plc	5.150%	9/2/2029	100	101
	Royalty Pharma plc	2.200%	9/2/2030	300	271
	Royalty Pharma plc	4.450%	3/25/2031	300	295
	Royalty Pharma plc	3.550%	9/2/2050	350	245
	Royalty Pharma plc	3.350%	9/2/2051	250	167
	Rush System for Health Obligated Group	3.922%	11/15/2029	75	73
	Sanofi SA	3.750%	11/3/2027	222	221

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sanofi SA	3.625%	6/19/2028	225	222
Sanofi SA	3.800%	11/3/2028	221	218
Sanofi SA	4.200%	11/3/2032	225	220
Seattle Children's Hospital	2.719%	10/1/2050	200	124
Smith & Nephew plc	2.032%	10/14/2030	300	267
Solventum Corp.	5.400%	3/1/2029	59	60
Solventum Corp.	5.450%	3/13/2031	175	179
Solventum Corp.	5.600%	3/23/2034	365	373
Solventum Corp.	5.900%	4/30/2054	220	218
SSM Health Care Corp.	4.894%	6/1/2028	200	201
Stanford Health Care	3.795%	11/15/2048	75	58
Stryker Corp.	4.700%	2/10/2028	200	201
Stryker Corp.	3.650%	3/7/2028	50	49
Stryker Corp.	4.250%	9/11/2029	150	149
Stryker Corp.	4.850%	2/10/2030	175	176
Stryker Corp.	4.625%	9/11/2034	100	98
Stryker Corp.	5.200%	2/10/2035	179	181
Stryker Corp.	4.100%	4/1/2043	75	63
Stryker Corp.	4.375%	5/15/2044	50	43
Stryker Corp.	4.625%	3/15/2046	200	176
Stryker Corp.	2.900%	6/15/2050	100	65
Sutter Health	3.695%	8/15/2028	75	74
Sutter Health	5.164%	8/15/2033	75	76
Sutter Health	5.537%	8/15/2035	150	155
Sutter Health	4.091%	8/15/2048	75	60
Sutter Health	3.361%	8/15/2050	125	88
Sutter Health	5.547%	8/15/2053	75	74
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	605	609
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	200	202
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	350	265
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	250	248
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	485	322
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2054	200	195
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	128
Takeda US Financing Inc.	5.200%	7/7/2035	275	275
Texas Health Resources	2.328%	11/15/2050	300	171
Thermo Fisher Scientific Inc.	2.600%	10/1/2029	200	188
Thermo Fisher Scientific Inc.	4.977%	8/10/2030	150	152
Thermo Fisher Scientific Inc.	4.215%	2/12/2031	109	107
Thermo Fisher Scientific Inc.	4.200%	3/1/2031	100	98
Thermo Fisher Scientific Inc.	2.000%	10/15/2031	1,000	879
Thermo Fisher Scientific Inc.	4.473%	10/7/2032	125	123
Thermo Fisher Scientific Inc.	4.550%	6/15/2033	82	81
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	200	203
Thermo Fisher Scientific Inc.	4.794%	10/7/2035	150	147
Thermo Fisher Scientific Inc.	4.902%	2/12/2036	172	170
Thermo Fisher Scientific Inc.	4.894%	10/7/2037	75	74
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	350	256
Thermo Fisher Scientific Inc.	5.300%	2/1/2044	185	180
Trinity Health Corp.	4.125%	12/1/2045	85	69
UMass Memorial Health Care Obligated Group	5.363%	7/1/2052	100	92
UnitedHealth Group Inc.	2.950%	10/15/2027	150	147
UnitedHealth Group Inc.	5.250%	2/15/2028	375	380
UnitedHealth Group Inc.	4.400%	6/15/2028	50	50
UnitedHealth Group Inc.	3.875%	12/15/2028	150	148
UnitedHealth Group Inc.	4.250%	1/15/2029	800	796
UnitedHealth Group Inc.	2.875%	8/15/2029	150	143
UnitedHealth Group Inc.	4.800%	1/15/2030	195	196
UnitedHealth Group Inc.	2.000%	5/15/2030	955	868
UnitedHealth Group Inc.	4.650%	1/15/2031	125	125
UnitedHealth Group Inc.	4.900%	4/15/2031	200	202
UnitedHealth Group Inc.	2.300%	5/15/2031	650	582
UnitedHealth Group Inc.	4.950%	1/15/2032	155	156
UnitedHealth Group Inc.	4.200%	5/15/2032	250	243
UnitedHealth Group Inc.	5.350%	2/15/2033	375	385
UnitedHealth Group Inc.	4.500%	4/15/2033	200	196
UnitedHealth Group Inc.	5.000%	4/15/2034	450	450
UnitedHealth Group Inc.	5.300%	6/15/2035	194	198
UnitedHealth Group Inc.	4.625%	7/15/2035	175	169
UnitedHealth Group Inc.	6.500%	6/15/2037	50	55

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	6.625%	11/15/2037	125	140
	UnitedHealth Group Inc.	6.875%	2/15/2038	245	280
	UnitedHealth Group Inc.	3.500%	8/15/2039	140	115
	UnitedHealth Group Inc.	2.750%	5/15/2040	200	148
	UnitedHealth Group Inc.	5.950%	2/15/2041	60	62
	UnitedHealth Group Inc.	3.050%	5/15/2041	300	226
	UnitedHealth Group Inc.	4.625%	11/15/2041	110	99
	UnitedHealth Group Inc.	4.375%	3/15/2042	50	44
	UnitedHealth Group Inc.	3.950%	10/15/2042	175	145
	UnitedHealth Group Inc.	4.250%	3/15/2043	125	106
	UnitedHealth Group Inc.	5.500%	7/15/2044	195	191
	UnitedHealth Group Inc.	4.750%	7/15/2045	305	271
	UnitedHealth Group Inc.	4.200%	1/15/2047	410	334
	UnitedHealth Group Inc.	4.250%	4/15/2047	290	236
	UnitedHealth Group Inc.	4.250%	6/15/2048	300	244
	UnitedHealth Group Inc.	4.450%	12/15/2048	150	125
	UnitedHealth Group Inc.	3.700%	8/15/2049	310	229
	UnitedHealth Group Inc.	3.250%	5/15/2051	432	291
	UnitedHealth Group Inc.	4.750%	5/15/2052	200	172
	UnitedHealth Group Inc.	5.875%	2/15/2053	400	403
	UnitedHealth Group Inc.	5.050%	4/15/2053	269	242
	UnitedHealth Group Inc.	5.375%	4/15/2054	325	306
	UnitedHealth Group Inc.	5.625%	7/15/2054	475	465
	UnitedHealth Group Inc.	5.950%	6/15/2055	300	309
	UnitedHealth Group Inc.	3.875%	8/15/2059	420	300
	UnitedHealth Group Inc.	3.125%	5/15/2060	250	151
	UnitedHealth Group Inc.	6.050%	2/15/2063	200	204
	UnitedHealth Group Inc.	5.200%	4/15/2063	300	268
	UnitedHealth Group Inc.	5.500%	4/15/2064	200	187
	UnitedHealth Group Inc.	5.750%	7/15/2064	320	312
	Universal Health Services Inc.	4.625%	10/15/2029	100	99
	Universal Health Services Inc.	2.650%	10/15/2030	300	270
	Universal Health Services Inc.	5.050%	10/15/2034	75	72
	UPMC	5.035%	5/15/2033	150	151
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	225	190
	Viatris Inc.	3.850%	6/22/2040	219	172
	Viatris Inc.	4.000%	6/22/2050	275	189
	WakeMed	3.286%	10/1/2052	200	134
[2]	Willis-Knighton Medical Center	4.813%	9/1/2048	50	43
	Wyeth LLC	6.500%	2/1/2034	150	164
	Wyeth LLC	6.000%	2/15/2036	85	90
	Wyeth LLC	5.950%	4/1/2037	385	409
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	100	101
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	350	314
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	22	22
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	125	127
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	50	51
	Zoetis Inc.	3.000%	9/12/2027	150	148
	Zoetis Inc.	4.150%	8/17/2028	196	195
	Zoetis Inc.	3.900%	8/20/2028	100	99
	Zoetis Inc.	2.000%	5/15/2030	150	136
	Zoetis Inc.	5.600%	11/16/2032	250	260
	Zoetis Inc.	5.000%	8/17/2035	143	141
	Zoetis Inc.	4.700%	2/1/2043	175	157
	Zoetis Inc.	3.950%	9/12/2047	150	117
	Zoetis Inc.	4.450%	8/20/2048	75	63
	Zoetis Inc.	3.000%	5/15/2050	100	65
					153,857
Industrials (1.8%)
	3M Co.	2.875%	10/15/2027	125	123
	3M Co.	3.375%	3/1/2029	150	146
	3M Co.	2.375%	8/26/2029	360	337
	3M Co.	4.800%	3/15/2030	365	367
	3M Co.	3.125%	9/19/2046	75	52
	3M Co.	3.625%	10/15/2047	100	75
	3M Co.	4.000%	9/14/2048	150	118
	3M Co.	3.250%	8/26/2049	320	219
	3M Co.	3.700%	4/15/2050	125	93
	AGCO Corp.	5.800%	3/21/2034	125	127

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegion plc	3.500%	10/1/2029	75	72
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	175	173
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	130	133
	American Airlines 2026-1 Class A Pass Through Trust	5.250%	5/10/2040	100	99
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/2036	288	258
[2]	American Airlines Class A Series 2025-1 Pass Through Trust	4.900%	11/11/2039	149	145
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/2029	29	28
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/2029	82	81
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/2030	82	80
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/2030	28	28
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/2033	34	32
	Amphenol Corp.	3.800%	11/15/2027	150	149
	Amphenol Corp.	4.375%	6/12/2028	150	150
	Amphenol Corp.	3.900%	11/15/2028	125	123
	Amphenol Corp.	4.350%	6/1/2029	100	100
	Amphenol Corp.	2.800%	2/15/2030	275	258
	Amphenol Corp.	4.125%	11/15/2030	197	193
	Amphenol Corp.	2.200%	9/15/2031	100	88
	Amphenol Corp.	4.400%	2/15/2033	202	196
	Amphenol Corp.	5.250%	4/5/2034	200	204
	Amphenol Corp.	5.000%	1/15/2035	150	150
	Amphenol Corp.	4.625%	2/15/2036	2,800	2,704
	Amphenol Corp.	5.375%	11/15/2054	50	48
	Amphenol Corp.	5.300%	11/15/2055	150	142
	Automatic Data Processing Inc.	1.700%	5/15/2028	200	191
	Automatic Data Processing Inc.	1.250%	9/1/2030	260	229
	Automatic Data Processing Inc.	4.750%	5/8/2032	240	240
	Automatic Data Processing Inc.	5.000%	5/7/2036	300	298
	Block Financial LLC	2.500%	7/15/2028	145	138
	Block Financial LLC	3.875%	8/15/2030	589	559
	Boeing Co.	3.250%	3/1/2028	100	98
	Boeing Co.	3.450%	11/1/2028	250	243
	Boeing Co.	3.200%	3/1/2029	200	193
	Boeing Co.	6.298%	5/1/2029	605	630
	Boeing Co.	2.950%	2/1/2030	190	179
	Boeing Co.	5.150%	5/1/2030	907	918
	Boeing Co.	3.625%	2/1/2031	277	263
	Boeing Co.	6.388%	5/1/2031	200	212
	Boeing Co.	6.125%	2/15/2033	75	80
	Boeing Co.	3.600%	5/1/2034	150	135
	Boeing Co.	6.528%	5/1/2034	450	489
	Boeing Co.	3.250%	2/1/2035	190	165
	Boeing Co.	3.550%	3/1/2038	50	42
	Boeing Co.	3.500%	3/1/2039	75	61
	Boeing Co.	6.875%	3/15/2039	100	112
	Boeing Co.	5.875%	2/15/2040	75	77
	Boeing Co.	5.705%	5/1/2040	640	651
	Boeing Co.	3.375%	6/15/2046	75	53
	Boeing Co.	3.650%	3/1/2047	55	40
	Boeing Co.	3.625%	3/1/2048	75	54
	Boeing Co.	3.850%	11/1/2048	60	44
	Boeing Co.	3.900%	5/1/2049	321	240
	Boeing Co.	3.750%	2/1/2050	250	182
	Boeing Co.	5.805%	5/1/2050	1,665	1,644
	Boeing Co.	6.858%	5/1/2054	650	730
	Boeing Co.	3.950%	8/1/2059	75	53
	Boeing Co.	5.930%	5/1/2060	550	542
	Boeing Co.	7.008%	5/1/2064	475	540
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	125	136
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	125	121
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	250	251
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	250	222
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	200	176
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	175	155
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	125	120
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	100	93
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	250	220
	Burlington Northern Santa Fe LLC	4.700%	9/1/2045	75	67
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	150	118
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	125	102

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	375	299
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	200	162
Burlington Northern Santa Fe LLC	3.550%	2/15/2050	400	290
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	200	131
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	200	125
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	175	145
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	525	489
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	484	470
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	117	115
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	350	354
Canadian National Railway Co.	4.350%	5/12/2029	50	50
Canadian National Railway Co.	4.200%	3/12/2031	250	245
Canadian National Railway Co.	6.250%	8/1/2034	75	82
Canadian National Railway Co.	4.750%	11/12/2035	195	191
Canadian National Railway Co.	4.950%	5/12/2036	150	149
Canadian National Railway Co.	6.200%	6/1/2036	75	81
Canadian National Railway Co.	6.375%	11/15/2037	100	111
Canadian National Railway Co.	3.200%	8/2/2046	100	71
Canadian National Railway Co.	2.450%	5/1/2050	105	62
Canadian Pacific Railway Co.	4.000%	3/15/2029	173	170
Canadian Pacific Railway Co.	2.875%	11/15/2029	100	95
Canadian Pacific Railway Co.	2.050%	3/5/2030	200	183
Canadian Pacific Railway Co.	4.800%	3/30/2030	102	103
Canadian Pacific Railway Co.	7.125%	10/15/2031	100	111
Canadian Pacific Railway Co.	2.450%	12/2/2031	350	311
Canadian Pacific Railway Co.	5.200%	3/30/2035	97	98
Canadian Pacific Railway Co.	5.950%	5/15/2037	80	85
Canadian Pacific Railway Co.	3.000%	12/2/2041	178	132
Canadian Pacific Railway Co.	4.300%	5/15/2043	75	65
Canadian Pacific Railway Co.	4.950%	8/15/2045	125	115
Canadian Pacific Railway Co.	4.700%	5/1/2048	31	27
Canadian Pacific Railway Co.	3.500%	5/1/2050	100	71
Canadian Pacific Railway Co.	3.100%	12/2/2051	500	327
Canadian Pacific Railway Co.	5.500%	3/15/2056	100	97
Canadian Pacific Railway Co.	6.125%	9/15/2115	120	124
Carrier Global Corp.	2.722%	2/15/2030	355	332
Carrier Global Corp.	2.700%	2/15/2031	85	78
Carrier Global Corp.	5.900%	3/15/2034	395	417
Carrier Global Corp.	3.377%	4/5/2040	300	241
Carrier Global Corp.	3.577%	4/5/2050	126	92
Carrier Global Corp.	6.200%	3/15/2054	159	171
Caterpillar Financial Services Corp.	3.600%	8/12/2027	300	298
Caterpillar Financial Services Corp.	4.400%	10/15/2027	175	175
Caterpillar Financial Services Corp.	4.600%	11/15/2027	150	151
Caterpillar Financial Services Corp.	3.700%	1/10/2028	136	135
Caterpillar Financial Services Corp.	4.400%	3/3/2028	132	132
Caterpillar Financial Services Corp.	4.200%	5/15/2028	150	150
Caterpillar Financial Services Corp.	4.100%	8/15/2028	250	249
Caterpillar Financial Services Corp.	3.950%	11/14/2028	75	74
Caterpillar Financial Services Corp.	3.750%	2/23/2029	250	246
Caterpillar Financial Services Corp.	4.300%	5/15/2029	175	174
Caterpillar Financial Services Corp.	4.700%	11/15/2029	150	151
Caterpillar Financial Services Corp.	4.800%	1/8/2030	100	101
Caterpillar Financial Services Corp.	4.150%	1/8/2031	96	94
Caterpillar Financial Services Corp.	4.500%	5/15/2031	186	185
Caterpillar Inc.	2.600%	9/19/2029	200	189
Caterpillar Inc.	2.600%	4/9/2030	120	112
Caterpillar Inc.	5.200%	5/15/2035	100	102
Caterpillar Inc.	6.050%	8/15/2036	100	109
Caterpillar Inc.	3.803%	8/15/2042	243	202
Caterpillar Inc.	3.250%	9/19/2049	200	141
Caterpillar Inc.	3.250%	4/9/2050	200	141
Cintas Corp. No. 2	4.200%	5/1/2028	150	149
Cintas Corp. No. 2	4.000%	5/1/2032	150	144
CNH Industrial Capital LLC	4.500%	10/8/2027	100	100
CNH Industrial Capital LLC	5.100%	4/20/2029	265	267
CNH Industrial Capital LLC	4.500%	10/16/2030	200	197
CNH Industrial Capital LLC	4.375%	3/7/2031	175	171
CNH Industrial Capital LLC	4.950%	6/25/2031	113	113
CNH Industrial NV	3.850%	11/15/2027	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	3.800%	3/1/2028	350	346
	CSX Corp.	4.250%	3/15/2029	200	199
	CSX Corp.	2.400%	2/15/2030	172	160
	CSX Corp.	4.100%	11/15/2032	187	181
	CSX Corp.	5.200%	11/15/2033	100	102
	CSX Corp.	5.050%	6/15/2035	510	511
	CSX Corp.	6.220%	4/30/2040	152	164
	CSX Corp.	5.500%	4/15/2041	225	226
	CSX Corp.	4.750%	5/30/2042	210	193
	CSX Corp.	4.100%	3/15/2044	150	125
	CSX Corp.	3.800%	11/1/2046	140	109
	CSX Corp.	4.300%	3/1/2048	250	207
	CSX Corp.	4.750%	11/15/2048	70	62
	CSX Corp.	4.500%	3/15/2049	125	106
	CSX Corp.	3.350%	9/15/2049	265	186
	CSX Corp.	4.500%	11/15/2052	162	136
	CSX Corp.	4.500%	8/1/2054	25	21
	CSX Corp.	4.250%	11/1/2066	150	114
	CSX Corp.	4.650%	3/1/2068	75	62
	Cummins Inc.	4.250%	5/9/2028	100	100
	Cummins Inc.	4.900%	2/20/2029	100	101
	Cummins Inc.	4.700%	2/15/2031	300	301
	Cummins Inc.	5.300%	5/9/2035	400	408
	Cummins Inc.	2.600%	9/1/2050	200	121
	Cummins Inc.	5.450%	2/20/2054	200	196
	Deere & Co.	5.375%	10/16/2029	125	129
	Deere & Co.	5.450%	1/16/2035	150	155
	Deere & Co.	2.875%	9/7/2049	200	132
	Deere & Co.	3.750%	4/15/2050	175	135
	Deere & Co.	5.700%	1/19/2055	100	103
	Deere Funding Canada Corp.	4.150%	10/9/2030	184	181
	Delta Air Lines Inc.	4.950%	7/10/2028	154	155
	Delta Air Lines Inc.	5.250%	7/10/2030	118	119
[2]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/2029	96	93
	Dover Corp.	2.950%	11/4/2029	75	71
	Eaton Capital ULC	4.450%	5/9/2030	200	199
	Eaton Corp.	3.103%	9/15/2027	128	126
	Eaton Corp.	3.850%	3/6/2028	350	347
	Eaton Corp.	3.950%	3/6/2029	158	156
	Eaton Corp.	4.200%	3/6/2031	116	114
	Eaton Corp.	4.500%	3/6/2033	51	50
	Eaton Corp.	4.150%	3/15/2033	236	228
	Eaton Corp.	4.800%	3/6/2036	114	112
	Eaton Corp.	4.150%	11/2/2042	150	129
	Eaton Corp.	4.700%	8/23/2052	42	37
	Eaton Corp.	5.450%	3/6/2056	600	589
	Embraer Netherlands Finance BV	5.980%	2/11/2035	100	104
	Embraer Netherlands Finance BV	5.400%	1/9/2038	160	155
	Emerson Electric Co.	2.000%	12/21/2028	200	189
	Emerson Electric Co.	1.950%	10/15/2030	100	90
	Emerson Electric Co.	2.200%	12/21/2031	200	177
[2]	Federal Express Corp. Pass Through Trusts Series 2020-1	1.875%	8/20/2035	353	305
	FedEx Corp.	4.250%	5/15/2030	100	99
	FedEx Corp.	3.900%	2/1/2035	200	184
	FedEx Corp.	4.750%	11/15/2045	250	225
	FedEx Corp.	4.550%	4/1/2046	225	197
	FedEx Corp.	4.400%	1/15/2047	125	107
	FedEx Corp.	4.050%	2/15/2048	200	162
	FedEx Corp.	4.950%	10/17/2048	150	135
	FedEx Corp.	5.250%	5/15/2050	250	236
[5]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	152	150
[5]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	198	194
[5]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	104	102
[5]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	133	129
	Flowserve Corp.	5.700%	5/15/2036	75	75
	Fortive Corp.	4.750%	5/15/2031	75	74
	Fortive Corp.	4.300%	6/15/2046	100	82
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	343	327
	GE Vernova Inc.	4.250%	2/4/2031	129	127
	GE Vernova Inc.	4.875%	2/4/2036	133	131

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GE Vernova Inc.	5.500%	2/4/2056	115	112
	General Electric Co.	4.300%	7/29/2030	75	74
	General Electric Co.	6.750%	3/15/2032	240	264
	General Electric Co.	4.900%	1/29/2036	150	150
	GXO Logistics Inc.	2.650%	7/15/2031	250	222
	GXO Logistics Inc.	6.500%	5/6/2034	90	94
	HEICO Corp.	5.350%	8/1/2033	265	269
	Hexcel Corp.	4.900%	5/15/2031	50	50
[5]	Honeywell Aerospace Inc.	3.900%	3/16/2028	74	73
[5]	Honeywell Aerospace Inc.	4.300%	3/16/2031	355	349
[5]	Honeywell Aerospace Inc.	4.600%	3/16/2033	330	324
[5]	Honeywell Aerospace Inc.	4.950%	3/16/2036	590	581
[5]	Honeywell Aerospace Inc.	5.622%	3/16/2046	250	249
[5]	Honeywell Aerospace Inc.	5.732%	3/16/2056	680	680
	Honeywell International Inc.	2.700%	8/15/2029	100	95
	Honeywell International Inc.	1.750%	9/1/2031	250	217
	Honeywell International Inc.	4.500%	1/15/2034	200	195
	Howmet Aerospace Inc.	3.000%	1/15/2029	275	265
	Howmet Aerospace Inc.	4.850%	10/15/2031	100	100
	Howmet Aerospace Inc.	4.550%	11/15/2032	152	149
	Howmet Aerospace Inc.	5.950%	2/1/2037	175	186
	Hubbell Inc.	3.150%	8/15/2027	50	49
	Hubbell Inc.	3.500%	2/15/2028	175	172
	Hubbell Inc.	4.650%	6/15/2031	125	124
	Hubbell Inc.	4.900%	6/15/2033	143	142
	Hubbell Inc.	4.800%	11/15/2035	105	102
	Hubbell Inc.	5.150%	6/15/2036	99	99
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	100	98
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	200	189
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	200	203
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	200	195
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	615	634
	IDEX Corp.	4.950%	9/1/2029	85	85
	IDEX Corp.	3.000%	5/1/2030	75	70
	Illinois Tool Works Inc.	4.875%	9/15/2041	75	71
	Illinois Tool Works Inc.	3.900%	9/1/2042	250	208
	Ingersoll Rand Inc.	5.400%	8/14/2028	100	102
	Ingersoll Rand Inc.	5.176%	6/15/2029	200	203
	Ingersoll Rand Inc.	5.700%	8/14/2033	200	208
	Ingersoll Rand Inc.	5.450%	6/15/2034	200	204
	Ingersoll Rand Inc.	5.700%	6/15/2054	60	59
	Jacobs Solutions Inc.	4.750%	3/3/2031	300	297
	Jacobs Solutions Inc.	5.375%	3/3/2036	225	221
[2]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/2034	96	91
[2]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/2033	70	62
	John Deere Capital Corp.	2.800%	9/8/2027	150	148
	John Deere Capital Corp.	4.150%	9/15/2027	200	200
	John Deere Capital Corp.	3.050%	1/6/2028	100	98
	John Deere Capital Corp.	4.650%	1/7/2028	100	101
	John Deere Capital Corp.	4.750%	1/20/2028	200	201
	John Deere Capital Corp.	4.250%	6/5/2028	125	125
	John Deere Capital Corp.	4.950%	7/14/2028	200	202
	John Deere Capital Corp.	4.125%	1/18/2029	121	120
	John Deere Capital Corp.	3.450%	3/7/2029	50	49
	John Deere Capital Corp.	3.900%	3/9/2029	208	205
	John Deere Capital Corp.	4.850%	6/11/2029	119	120
	John Deere Capital Corp.	4.400%	6/15/2029	61	61
	John Deere Capital Corp.	2.800%	7/18/2029	150	143
	John Deere Capital Corp.	2.450%	1/9/2030	325	304
	John Deere Capital Corp.	4.550%	6/5/2030	225	225
	John Deere Capital Corp.	4.375%	10/15/2030	200	199
	John Deere Capital Corp.	4.900%	3/7/2031	450	456
	John Deere Capital Corp.	4.200%	3/10/2031	115	113
	John Deere Capital Corp.	4.375%	4/15/2031	200	198
	John Deere Capital Corp.	4.400%	9/8/2031	750	744
	John Deere Capital Corp.	5.150%	9/8/2033	300	307
	John Deere Capital Corp.	5.100%	4/11/2034	175	178
	John Deere Capital Corp.	5.050%	6/12/2034	200	202
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/2029	125	128
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/2032	122	122

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kennametal Inc.	5.800%	5/28/2036	63	64
	Keysight Technologies Inc.	3.000%	10/30/2029	200	190
	Keysight Technologies Inc.	4.950%	10/15/2034	50	49
	Kirby Corp.	4.200%	3/1/2028	300	298
	L3Harris Technologies Inc.	4.400%	6/15/2028	175	174
	L3Harris Technologies Inc.	5.050%	6/1/2029	130	131
	L3Harris Technologies Inc.	5.250%	6/1/2031	130	132
	L3Harris Technologies Inc.	5.400%	7/31/2033	260	266
	L3Harris Technologies Inc.	5.350%	6/1/2034	130	132
	L3Harris Technologies Inc.	4.854%	4/27/2035	100	98
	L3Harris Technologies Inc.	5.054%	4/27/2045	100	93
	L3Harris Technologies Inc.	5.600%	7/31/2053	175	171
	L3Harris Technologies Inc.	5.500%	8/15/2054	100	97
	Lennox International Inc.	1.700%	8/1/2027	50	49
	Lockheed Martin Corp.	5.100%	11/15/2027	250	253
	Lockheed Martin Corp.	4.450%	5/15/2028	100	100
	Lockheed Martin Corp.	4.150%	8/15/2028	150	149
	Lockheed Martin Corp.	4.400%	8/15/2030	175	174
	Lockheed Martin Corp.	4.700%	12/15/2031	150	151
	Lockheed Martin Corp.	3.900%	6/15/2032	100	96
	Lockheed Martin Corp.	5.250%	1/15/2033	250	258
	Lockheed Martin Corp.	3.600%	3/1/2035	150	137
	Lockheed Martin Corp.	5.000%	8/15/2035	125	125
	Lockheed Martin Corp.	4.500%	5/15/2036	100	96
	Lockheed Martin Corp.	6.150%	9/1/2036	300	326
	Lockheed Martin Corp.	4.070%	12/15/2042	270	228
	Lockheed Martin Corp.	3.800%	3/1/2045	150	119
	Lockheed Martin Corp.	4.700%	5/15/2046	275	245
	Lockheed Martin Corp.	4.090%	9/15/2052	331	261
	Lockheed Martin Corp.	4.150%	6/15/2053	250	198
	Lockheed Martin Corp.	5.700%	11/15/2054	250	251
	Lockheed Martin Corp.	5.200%	2/15/2055	215	202
	Lockheed Martin Corp.	4.300%	6/15/2062	125	98
	Lockheed Martin Corp.	5.900%	11/15/2063	134	138
	MasTec Inc.	5.900%	6/15/2029	100	103
[5]	Mobility Global Inc.	5.050%	6/15/2029	122	122
[5]	Mobility Global Inc.	5.450%	6/15/2031	112	113
[5]	Mobility Global Inc.	6.050%	6/15/2036	143	145
	Nordson Corp.	5.600%	9/15/2028	60	61
	Nordson Corp.	4.500%	12/15/2029	200	199
	Nordson Corp.	5.800%	9/15/2033	79	82
	Norfolk Southern Corp.	3.800%	8/1/2028	113	112
	Norfolk Southern Corp.	2.550%	11/1/2029	200	188
	Norfolk Southern Corp.	5.050%	8/1/2030	550	559
	Norfolk Southern Corp.	3.000%	3/15/2032	200	183
	Norfolk Southern Corp.	5.100%	5/1/2035	50	50
	Norfolk Southern Corp.	4.837%	10/1/2041	113	105
	Norfolk Southern Corp.	3.950%	10/1/2042	100	82
	Norfolk Southern Corp.	4.450%	6/15/2045	75	65
	Norfolk Southern Corp.	4.650%	1/15/2046	75	66
	Norfolk Southern Corp.	3.942%	11/1/2047	135	105
	Norfolk Southern Corp.	4.100%	5/15/2049	73	58
	Norfolk Southern Corp.	3.400%	11/1/2049	75	53
	Norfolk Southern Corp.	3.050%	5/15/2050	350	228
	Norfolk Southern Corp.	2.900%	8/25/2051	105	66
	Norfolk Southern Corp.	4.050%	8/15/2052	239	184
	Norfolk Southern Corp.	4.550%	6/1/2053	179	150
	Norfolk Southern Corp.	5.350%	8/1/2054	581	548
	Norfolk Southern Corp.	3.155%	5/15/2055	438	280
	Norfolk Southern Corp.	5.950%	3/15/2064	110	111
	Norfolk Southern Corp.	5.100%	8/1/2118	60	52
	Norfolk Southern Corp.	4.100%	5/15/2121	100	70
	Northrop Grumman Corp.	3.250%	1/15/2028	100	98
	Northrop Grumman Corp.	4.600%	2/1/2029	100	100
	Northrop Grumman Corp.	4.400%	5/1/2030	290	288
	Northrop Grumman Corp.	4.650%	7/15/2030	100	100
	Northrop Grumman Corp.	4.700%	3/15/2033	100	99
	Northrop Grumman Corp.	4.900%	6/1/2034	150	149
	Northrop Grumman Corp.	5.150%	5/1/2040	90	88
	Northrop Grumman Corp.	5.050%	11/15/2040	150	145

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Northrop Grumman Corp.	4.750%	6/1/2043	275	251
Northrop Grumman Corp.	4.030%	10/15/2047	380	303
Northrop Grumman Corp.	5.250%	5/1/2050	135	127
Northrop Grumman Corp.	4.950%	3/15/2053	100	90
Northrop Grumman Corp.	5.200%	6/1/2054	350	327
nVent Finance Sarl	4.550%	4/15/2028	100	100
nVent Finance Sarl	5.650%	5/15/2033	100	103
Oshkosh Corp.	4.600%	5/15/2028	185	185
Oshkosh Corp.	3.100%	3/1/2030	60	56
Otis Worldwide Corp.	5.250%	8/16/2028	150	152
Otis Worldwide Corp.	4.488%	5/7/2029	300	299
Otis Worldwide Corp.	2.565%	2/15/2030	300	279
Otis Worldwide Corp.	5.125%	11/19/2031	50	51
Otis Worldwide Corp.	5.131%	9/4/2035	63	63
Otis Worldwide Corp.	3.112%	2/15/2040	125	96
Otis Worldwide Corp.	3.362%	2/15/2050	150	105
PACCAR Financial Corp.	4.450%	8/6/2027	300	301
PACCAR Financial Corp.	4.000%	8/8/2028	133	132
PACCAR Financial Corp.	4.000%	11/7/2028	117	116
PACCAR Financial Corp.	3.900%	2/5/2029	179	177
PACCAR Financial Corp.	4.300%	6/18/2029	71	71
PACCAR Financial Corp.	4.000%	9/26/2029	250	247
PACCAR Financial Corp.	4.550%	5/8/2030	125	126
Parker-Hannifin Corp.	4.250%	9/15/2027	215	215
Parker-Hannifin Corp.	3.250%	6/14/2029	75	72
Parker-Hannifin Corp.	6.250%	5/15/2038	150	165
Parker-Hannifin Corp.	4.450%	11/21/2044	200	176
Paychex Inc.	5.100%	4/15/2030	258	260
Paychex Inc.	5.350%	4/15/2032	372	376
Paychex Inc.	5.600%	4/15/2035	225	227
Precision Castparts Corp.	4.375%	6/15/2045	200	172
Quanta Services Inc.	4.750%	8/9/2027	400	401
Quanta Services Inc.	4.300%	8/9/2028	300	299
Quanta Services Inc.	4.500%	1/15/2031	325	321
Quanta Services Inc.	5.250%	8/9/2034	200	202
Quanta Services Inc.	5.100%	8/9/2035	275	273
Regal Rexnord Corp.	6.050%	4/15/2028	250	255
Regal Rexnord Corp.	6.300%	2/15/2030	145	151
Regal Rexnord Corp.	6.400%	4/15/2033	225	239
RELX Capital Inc.	4.000%	3/18/2029	100	98
RELX Capital Inc.	4.750%	3/27/2030	81	81
RELX Capital Inc.	3.000%	5/22/2030	150	141
RELX Capital Inc.	4.750%	5/20/2032	100	99
RELX Capital Inc.	5.250%	3/27/2035	63	64
Republic Services Inc.	5.000%	11/15/2029	125	127
Republic Services Inc.	4.750%	7/15/2030	700	704
Republic Services Inc.	4.750%	7/15/2031	79	79
Republic Services Inc.	1.750%	2/15/2032	135	115
Republic Services Inc.	5.000%	12/15/2033	115	116
Republic Services Inc.	5.000%	7/15/2036	65	64
Rockwell Automation Inc.	3.500%	3/1/2029	100	98
Rockwell Automation Inc.	2.800%	8/15/2061	200	116
RTX Corp.	7.200%	8/15/2027	25	26
RTX Corp.	4.125%	11/16/2028	537	533
RTX Corp.	2.250%	7/1/2030	740	677
RTX Corp.	1.900%	9/1/2031	200	175
RTX Corp.	2.375%	3/15/2032	200	177
RTX Corp.	5.150%	2/27/2033	200	204
RTX Corp.	6.100%	3/15/2034	612	657
RTX Corp.	5.400%	5/1/2035	150	154
RTX Corp.	6.050%	6/1/2036	100	108
RTX Corp.	4.450%	11/16/2038	260	242
RTX Corp.	4.700%	12/15/2041	50	46
RTX Corp.	4.500%	6/1/2042	675	604
RTX Corp.	4.150%	5/15/2045	200	165
RTX Corp.	3.750%	11/1/2046	200	153
RTX Corp.	4.350%	4/15/2047	250	209
RTX Corp.	4.050%	5/4/2047	107	86
RTX Corp.	4.625%	11/16/2048	350	304
RTX Corp.	3.125%	7/1/2050	179	119

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	2.820%	9/1/2051	200	124
	RTX Corp.	3.030%	3/15/2052	200	129
	RTX Corp.	5.375%	2/27/2053	200	192
	RTX Corp.	6.400%	3/15/2054	314	345
	Ryder System Inc.	5.650%	3/1/2028	100	102
	Ryder System Inc.	5.250%	6/1/2028	200	203
	Ryder System Inc.	5.375%	3/15/2029	300	306
	Ryder System Inc.	4.900%	12/1/2029	50	50
	Ryder System Inc.	4.850%	6/15/2030	50	50
	Ryder System Inc.	4.300%	12/1/2030	100	99
	Ryder System Inc.	6.600%	12/1/2033	300	327
	Snap-on Inc.	4.100%	3/1/2048	75	61
	Snap-on Inc.	3.100%	5/1/2050	75	51
	Southwest Airlines Co.	3.450%	11/16/2027	50	49
	Southwest Airlines Co.	4.375%	11/15/2028	100	99
	Southwest Airlines Co.	2.625%	2/10/2030	100	93
	Southwest Airlines Co.	5.250%	11/15/2035	125	121
	Textron Inc.	3.900%	9/17/2029	225	219
	Textron Inc.	6.100%	11/15/2033	50	53
	Textron Inc.	4.950%	3/15/2036	150	146
	Timken Co.	4.500%	12/15/2028	25	25
	TR Finance LLC	5.500%	8/15/2035	75	76
	TR Finance LLC	5.850%	4/15/2040	100	99
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	225	221
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	200	204
	Trimble Inc.	4.900%	6/15/2028	50	50
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/2032	104	93
	Triton Container International Ltd. / TAL International Container Corp.	5.150%	2/15/2033	75	74
	Tyco Electronics Group SA	3.125%	8/15/2027	200	198
	Tyco Electronics Group SA	4.500%	2/9/2031	100	99
	Tyco Electronics Group SA	2.500%	2/4/2032	200	177
	Tyco Electronics Group SA	4.875%	2/9/2036	164	161
	Tyco Electronics Group SA	7.125%	10/1/2037	125	143
	Union Pacific Corp.	2.400%	2/5/2030	200	186
	Union Pacific Corp.	2.800%	2/14/2032	100	91
	Union Pacific Corp.	3.375%	2/1/2035	100	89
	Union Pacific Corp.	5.100%	2/20/2035	115	117
	Union Pacific Corp.	2.891%	4/6/2036	500	421
	Union Pacific Corp.	3.600%	9/15/2037	90	79
	Union Pacific Corp.	3.250%	2/5/2050	200	138
	Union Pacific Corp.	2.950%	3/10/2052	250	159
	Union Pacific Corp.	4.950%	9/9/2052	110	100
	Union Pacific Corp.	3.500%	2/14/2053	600	423
	Union Pacific Corp.	5.600%	12/1/2054	57	57
	Union Pacific Corp.	3.950%	8/15/2059	100	74
	Union Pacific Corp.	3.839%	3/20/2060	386	278
	Union Pacific Corp.	2.973%	9/16/2062	325	190
	Union Pacific Corp.	3.799%	4/6/2071	260	179
[2]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/2033	71	64
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/2029	160	162
[2]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/2037	205	213
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/2030	110	108
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/2030	44	42
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/2033	122	119
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/2038	376	383
	United Parcel Service Inc.	3.400%	3/15/2029	100	97
	United Parcel Service Inc.	2.500%	9/1/2029	100	94
	United Parcel Service Inc.	4.650%	10/15/2030	125	126
	United Parcel Service Inc.	4.875%	3/3/2033	200	202
	United Parcel Service Inc.	5.150%	5/22/2034	200	204
	United Parcel Service Inc.	5.250%	5/14/2035	50	51
	United Parcel Service Inc.	6.200%	1/15/2038	173	188
	United Parcel Service Inc.	5.200%	4/1/2040	255	252
	United Parcel Service Inc.	4.875%	11/15/2040	875	829
	United Parcel Service Inc.	3.625%	10/1/2042	100	79
	United Parcel Service Inc.	4.250%	3/15/2049	104	84
	United Parcel Service Inc.	3.400%	9/1/2049	200	140
	United Parcel Service Inc.	5.300%	4/1/2050	325	308
	United Parcel Service Inc.	5.050%	3/3/2053	100	90
	United Parcel Service Inc.	5.950%	5/14/2055	100	102

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	5.600%	5/22/2064	105	101
United Parcel Service Inc.	6.050%	5/14/2065	100	103
Valmont Industries Inc.	5.000%	10/1/2044	150	136
Valmont Industries Inc.	5.250%	10/1/2054	75	70
Veralto Corp.	5.350%	9/18/2028	125	127
Veralto Corp.	4.850%	1/15/2032	150	150
Veralto Corp.	5.450%	9/18/2033	125	128
Vertiv Holdings Co.	4.850%	3/15/2036	100	97
Vertiv Holdings Co.	5.650%	3/15/2046	125	122
Vertiv Holdings Co.	5.800%	3/15/2056	150	148
Vertiv Holdings Co.	5.950%	3/15/2066	100	99
Vontier Corp.	2.400%	4/1/2028	85	82
Vontier Corp.	2.950%	4/1/2031	105	95
Waste Connections Inc.	4.250%	12/1/2028	51	51
Waste Connections Inc.	3.500%	5/1/2029	200	195
Waste Connections Inc.	2.600%	2/1/2030	139	130
Waste Connections Inc.	3.200%	6/1/2032	300	275
Waste Connections Inc.	4.200%	1/15/2033	132	127
Waste Connections Inc.	5.250%	9/1/2035	125	127
Waste Connections Inc.	4.800%	7/15/2036	259	252
Waste Connections Inc.	3.050%	4/1/2050	75	50
Waste Connections Inc.	2.950%	1/15/2052	635	408
Waste Management Inc.	4.950%	7/3/2027	200	201
Waste Management Inc.	3.150%	11/15/2027	125	123
Waste Management Inc.	4.500%	3/15/2028	200	200
Waste Management Inc.	4.875%	2/15/2029	200	202
Waste Management Inc.	4.650%	3/15/2030	400	401
Waste Management Inc.	1.500%	3/15/2031	200	174
Waste Management Inc.	4.950%	7/3/2031	175	177
Waste Management Inc.	4.800%	3/15/2032	350	352
Waste Management Inc.	4.625%	2/15/2033	88	87
Waste Management Inc.	4.875%	2/15/2034	200	201
Waste Management Inc.	4.950%	3/15/2035	200	200
Waste Management Inc.	2.500%	11/15/2050	200	120
Waste Management Inc.	5.350%	10/15/2054	115	111
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	175	175
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	50
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	75	77
WW Grainger Inc.	4.600%	6/15/2045	160	143
WW Grainger Inc.	3.750%	5/15/2046	75	59
WW Grainger Inc.	4.200%	5/15/2047	75	62
Xylem Inc.	1.950%	1/30/2028	100	96
Xylem Inc.	2.250%	1/30/2031	100	90
Xylem Inc.	5.200%	6/1/2033	53	54
Xylem Inc.	5.450%	6/1/2036	58	59
Xylem Inc.	4.375%	11/1/2046	100	83
				98,488
Materials (0.8%)
Air Products & Chemicals Inc.	4.850%	2/8/2034	265	264
Amcor Finance USA Inc.	5.625%	5/26/2033	123	126
Amcor Flexibles North America Inc.	4.800%	3/17/2028	104	104
Amcor Flexibles North America Inc.	4.250%	3/8/2029	300	297
Amcor Flexibles North America Inc.	5.100%	3/17/2030	139	140
Amcor Flexibles North America Inc.	2.630%	6/19/2030	125	115
Amcor Flexibles North America Inc.	2.690%	5/25/2031	200	181
Amcor Flexibles North America Inc.	5.500%	3/17/2035	237	241
Amcor Flexibles North America Inc.	5.125%	3/12/2036	246	241
Amrize Finance US LLC	4.700%	4/7/2028	42	42
Amrize Finance US LLC	4.950%	4/7/2030	59	59
Amrize Finance US LLC	5.400%	4/7/2035	1,830	1,858
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	143	135
AptarGroup Inc.	4.750%	3/30/2031	149	148
ArcelorMittal SA	6.550%	11/29/2027	200	205
ArcelorMittal SA	4.250%	7/16/2029	100	99
ArcelorMittal SA	6.800%	11/29/2032	180	198
ArcelorMittal SA	5.375%	5/19/2036	200	198
ArcelorMittal SA	7.000%	10/15/2039	100	111
ArcelorMittal SA	6.750%	3/1/2041	135	145
ArcelorMittal SA	6.350%	6/17/2054	85	89

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avery Dennison Corp.	4.875%	12/6/2028	75	75
	Avery Dennison Corp.	5.750%	3/15/2033	190	199
	Barrick Mining Corp.	6.450%	10/15/2035	75	82
	Barrick North America Finance LLC	5.700%	5/30/2041	350	353
	Barrick North America Finance LLC	5.750%	5/1/2043	150	151
	Berry Global Inc.	5.500%	4/15/2028	540	548
	Berry Global Inc.	5.800%	6/15/2031	200	207
	Berry Global Inc.	5.650%	1/15/2034	495	507
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	200	201
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	200	202
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	102	103
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	66	67
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	115	117
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	175	175
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	440	415
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	140	138
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	125	127
	Cabot Corp.	4.000%	7/1/2029	55	54
	Carlisle Cos. Inc.	3.750%	12/1/2027	125	124
	Carlisle Cos. Inc.	2.750%	3/1/2030	150	140
	Carlisle Cos. Inc.	2.200%	3/1/2032	100	86
	Carlisle Cos. Inc.	5.250%	9/15/2035	32	32
	Carlisle Cos. Inc.	5.550%	9/15/2040	100	99
	Cemex SAB de CV	5.750%	6/5/2036	183	182
	CF Industries Inc.	5.150%	3/15/2034	200	198
	CF Industries Inc.	5.300%	11/26/2035	150	149
	CF Industries Inc.	4.950%	6/1/2043	150	135
	CF Industries Inc.	5.375%	3/15/2044	100	94
	CRH America Finance Inc.	4.400%	2/9/2031	172	169
	CRH America Finance Inc.	5.400%	5/21/2034	200	203
	CRH America Finance Inc.	5.500%	1/9/2035	225	229
	CRH America Finance Inc.	5.000%	2/9/2036	208	204
	CRH America Finance Inc.	5.600%	2/9/2056	100	98
	CRH SMW Finance DAC	5.200%	5/21/2029	200	203
	CRH SMW Finance DAC	5.125%	1/9/2030	400	405
	Dow Chemical Co.	4.800%	11/30/2028	225	226
	Dow Chemical Co.	2.100%	11/15/2030	280	247
	Dow Chemical Co.	5.150%	2/15/2034	175	172
	Dow Chemical Co.	4.250%	10/1/2034	106	96
	Dow Chemical Co.	5.350%	3/15/2035	99	97
	Dow Chemical Co.	9.400%	5/15/2039	203	263
	Dow Chemical Co.	5.250%	11/15/2041	100	90
	Dow Chemical Co.	4.625%	10/1/2044	200	163
	Dow Chemical Co.	5.550%	11/30/2048	100	89
	Dow Chemical Co.	6.900%	5/15/2053	150	156
	Dow Chemical Co.	5.600%	2/15/2054	360	319
	Dow Chemical Co.	5.950%	3/15/2055	110	102
[5]	DuPont de Nemours Inc.	4.725%	11/15/2028	183	183
	Eagle Materials Inc.	5.000%	3/15/2036	125	121
	Eastman Chemical Co.	5.000%	8/1/2029	150	151
	Eastman Chemical Co.	4.500%	2/20/2031	250	245
	Eastman Chemical Co.	5.625%	2/20/2034	600	611
	Ecolab Inc.	3.250%	12/1/2027	100	99
	Ecolab Inc.	5.250%	1/15/2028	200	202
	Ecolab Inc.	4.300%	6/15/2028	75	75
	Ecolab Inc.	4.600%	6/15/2029	162	162
	Ecolab Inc.	1.300%	1/30/2031	500	431
	Ecolab Inc.	4.800%	6/15/2031	225	226
	Ecolab Inc.	2.125%	2/1/2032	100	88
	Ecolab Inc.	5.150%	6/15/2033	252	255
	Ecolab Inc.	5.350%	6/15/2036	272	277
	Ecolab Inc.	2.700%	12/15/2051	255	155
	EIDP Inc.	2.300%	7/15/2030	100	92
	EIDP Inc.	5.125%	5/15/2032	75	76
	EIDP Inc.	4.800%	5/15/2033	100	99
	Freeport-McMoRan Inc.	5.000%	9/1/2027	200	200
	Freeport-McMoRan Inc.	4.125%	3/1/2028	100	99
	Freeport-McMoRan Inc.	4.375%	8/1/2028	100	99
	Freeport-McMoRan Inc.	5.250%	9/1/2029	100	101
	Freeport-McMoRan Inc.	4.250%	3/1/2030	100	98

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Freeport-McMoRan Inc.	4.625%	8/1/2030	200	199
Freeport-McMoRan Inc.	5.400%	11/14/2034	100	102
Freeport-McMoRan Inc.	5.450%	3/15/2043	300	290
Georgia-Pacific LLC	8.875%	5/15/2031	125	147
Gerdau Trade Inc.	5.750%	6/9/2035	150	153
International Flavors & Fragrances Inc.	4.450%	9/26/2028	50	50
International Flavors & Fragrances Inc.	5.000%	9/26/2048	138	122
International Paper Co.	5.000%	9/15/2035	100	98
International Paper Co.	6.000%	11/15/2041	100	101
International Paper Co.	4.800%	6/15/2044	300	258
International Paper Co.	4.400%	8/15/2047	200	160
Kinross Gold Corp.	6.250%	7/15/2033	100	106
Linde Inc.	1.100%	8/10/2030	300	263
Linde Inc.	3.550%	11/7/2042	50	40
LYB International Finance BV	5.250%	7/15/2043	200	176
LYB International Finance III LLC	5.125%	1/15/2031	35	35
LYB International Finance III LLC	5.625%	5/15/2033	52	52
LYB International Finance III LLC	5.500%	3/1/2034	585	580
LYB International Finance III LLC	6.150%	5/15/2035	50	51
LYB International Finance III LLC	5.875%	1/15/2036	150	150
LYB International Finance III LLC	4.200%	10/15/2049	135	98
Martin Marietta Materials Inc.	3.500%	12/15/2027	100	99
Martin Marietta Materials Inc.	2.500%	3/15/2030	100	92
Martin Marietta Materials Inc.	2.400%	7/15/2031	150	133
Martin Marietta Materials Inc.	3.200%	7/15/2051	220	145
Mosaic Co.	4.050%	11/15/2027	200	199
Mosaic Co.	4.350%	1/15/2029	113	112
Mosaic Co.	4.600%	11/15/2030	113	112
Mosaic Co.	5.450%	11/15/2033	100	101
Mosaic Co.	4.875%	11/15/2041	50	45
Mosaic Co.	5.625%	11/15/2043	100	95
Newmont Corp.	2.600%	7/15/2032	450	403
Newmont Corp.	5.875%	4/1/2035	100	106
Newmont Corp.	5.450%	6/9/2044	150	147
Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/2034	2,500	2,562
Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/2050	100	81
Nucor Corp.	3.950%	5/1/2028	100	99
Nucor Corp.	2.700%	6/1/2030	100	93
Nucor Corp.	3.125%	4/1/2032	100	92
Nucor Corp.	5.100%	6/1/2035	200	201
Nucor Corp.	6.400%	12/1/2037	100	110
Nucor Corp.	2.979%	12/15/2055	300	187
Nutrien Ltd.	4.900%	3/27/2028	200	201
Nutrien Ltd.	4.850%	5/29/2031	100	100
Nutrien Ltd.	5.250%	3/12/2032	188	191
Nutrien Ltd.	5.400%	6/21/2034	200	203
Nutrien Ltd.	4.125%	3/15/2035	250	230
Nutrien Ltd.	5.350%	5/29/2036	50	50
Nutrien Ltd.	5.625%	12/1/2040	275	274
Nutrien Ltd.	6.125%	1/15/2041	70	73
Nutrien Ltd.	4.900%	6/1/2043	50	45
Nutrien Ltd.	5.250%	1/15/2045	191	179
Nutrien Ltd.	5.000%	4/1/2049	100	89
Nutrien Ltd.	5.800%	3/27/2053	435	432
Owens Corning	3.950%	8/15/2029	100	98
Owens Corning	3.875%	6/1/2030	50	48
Owens Corning	5.700%	6/15/2034	200	207
Owens Corning	4.300%	7/15/2047	200	162
Owens Corning	5.950%	6/15/2054	125	127
Packaging Corp. of America	3.400%	12/15/2027	100	99
Packaging Corp. of America	3.000%	12/15/2029	140	133
Packaging Corp. of America	5.200%	8/15/2035	71	71
Packaging Corp. of America	4.050%	12/15/2049	90	70
Packaging Corp. of America	3.050%	10/1/2051	100	65
PPG Industries Inc.	2.550%	6/15/2030	300	278
PPG Industries Inc.	4.375%	3/15/2031	323	318
Reliance Inc.	2.150%	8/15/2030	100	90
Rio Tinto Alcan Inc.	6.125%	12/15/2033	225	240
Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	75	79
Rio Tinto Finance USA plc	4.500%	3/14/2028	66	66

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rio Tinto Finance USA plc	4.875%	3/14/2030	118	119
Rio Tinto Finance USA plc	5.000%	3/14/2032	80	81
Rio Tinto Finance USA plc	4.125%	8/21/2042	250	213
Rio Tinto Finance USA plc	5.125%	3/9/2053	300	278
Rio Tinto Finance USA plc	5.875%	3/14/2065	56	57
RPM International Inc.	4.250%	1/15/2048	200	161
Sherwin-Williams Co.	4.550%	3/1/2028	100	100
Sherwin-Williams Co.	2.300%	5/15/2030	100	91
Sherwin-Williams Co.	5.150%	8/15/2035	135	135
Sherwin-Williams Co.	4.000%	12/15/2042	100	81
Sherwin-Williams Co.	4.550%	8/1/2045	90	77
Sherwin-Williams Co.	4.500%	6/1/2047	300	252
Sherwin-Williams Co.	3.300%	5/15/2050	100	68
Smurfit Kappa Treasury ULC	5.200%	1/15/2030	200	203
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	200	203
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	950	949
Smurfit Westrock Financing DAC	5.418%	1/15/2035	1,170	1,183
Smurfit Westrock Financing DAC	5.185%	1/15/2036	937	928
Sonoco Products Co.	4.600%	9/1/2029	125	124
Sonoco Products Co.	3.125%	5/1/2030	105	99
Sonoco Products Co.	5.000%	9/1/2034	100	98
Sonoco Products Co.	5.750%	11/1/2040	80	81
Southern Copper Corp.	7.500%	7/27/2035	100	115
Southern Copper Corp.	5.350%	6/24/2036	200	199
Southern Copper Corp.	6.750%	4/16/2040	275	303
Southern Copper Corp.	5.250%	11/8/2042	300	282
Southern Copper Corp.	5.875%	4/23/2045	200	200
Steel Dynamics Inc.	4.000%	12/15/2028	75	74
Steel Dynamics Inc.	3.450%	4/15/2030	125	119
Steel Dynamics Inc.	3.250%	1/15/2031	100	94
Steel Dynamics Inc.	5.375%	8/15/2034	60	61
Steel Dynamics Inc.	5.250%	5/15/2035	250	251
Steel Dynamics Inc.	3.250%	10/15/2050	100	67
Steel Dynamics Inc.	5.750%	5/15/2055	125	124
Suzano Austria GmbH	6.000%	1/15/2029	400	407
Suzano Austria GmbH	5.000%	1/15/2030	200	197
Suzano Austria GmbH	3.750%	1/15/2031	200	188
Suzano Austria GmbH	3.125%	1/15/2032	125	111
Suzano Netherlands BV	5.500%	1/15/2036	217	211
Vale Overseas Ltd.	3.750%	7/8/2030	445	424
Vale Overseas Ltd.	6.125%	6/12/2033	200	210
Vale Overseas Ltd.	8.250%	1/17/2034	50	59
Vale Overseas Ltd.	6.875%	11/21/2036	194	216
Vale Overseas Ltd.	6.875%	11/10/2039	125	139
Vale Overseas Ltd.	6.400%	6/28/2054	373	380
Vale SA	5.625%	9/11/2042	75	74
Vulcan Materials Co.	4.950%	12/1/2029	50	50
Vulcan Materials Co.	3.500%	6/1/2030	150	144
Vulcan Materials Co.	5.350%	12/1/2034	150	152
Vulcan Materials Co.	5.700%	12/1/2054	200	198
Westlake Corp.	3.375%	6/15/2030	100	95
Westlake Corp.	5.550%	11/15/2035	141	140
Westlake Corp.	5.000%	8/15/2046	200	172
Westlake Corp.	3.125%	8/15/2051	100	61
Westlake Corp.	6.375%	11/15/2055	333	328
Westlake Corp.	3.375%	8/15/2061	100	60
WestRock MWV LLC	7.950%	2/15/2031	250	281
WRKCo Inc.	4.900%	3/15/2029	200	201
WRKCo Inc.	3.000%	6/15/2033	100	88
Yamana Gold Inc.	2.630%	8/15/2031	100	89
				42,440
Real Estate (0.9%)
Agree LP	5.625%	6/15/2034	143	147
Agree LP	5.600%	6/15/2035	125	128
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	200	187
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	150	138
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	500	408
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	100	100
Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	107	105

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	125	93
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	100	69
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	100	94
American Assets Trust LP	6.150%	10/1/2034	100	102
American Homes 4 Rent LP	2.375%	7/15/2031	200	177
American Homes 4 Rent LP	5.500%	7/15/2034	100	101
American Homes 4 Rent LP	5.250%	3/15/2035	100	100
American Homes 4 Rent LP	3.375%	7/15/2051	200	135
American Tower Corp.	1.500%	1/31/2028	500	477
American Tower Corp.	5.800%	11/15/2028	525	538
American Tower Corp.	3.950%	3/15/2029	140	137
American Tower Corp.	3.800%	8/15/2029	475	463
American Tower Corp.	2.900%	1/15/2030	145	136
American Tower Corp.	5.000%	1/31/2030	75	76
American Tower Corp.	4.900%	3/15/2030	114	115
American Tower Corp.	2.100%	6/15/2030	150	136
American Tower Corp.	2.700%	4/15/2031	200	182
American Tower Corp.	2.300%	9/15/2031	200	176
American Tower Corp.	4.050%	3/15/2032	200	191
American Tower Corp.	5.400%	1/31/2035	200	202
American Tower Corp.	5.350%	3/15/2035	125	126
American Tower Corp.	3.700%	10/15/2049	200	145
American Tower Corp.	3.100%	6/15/2050	250	162
American Tower Corp.	2.950%	1/15/2051	200	125
Americold Realty Operating Partnership LP	5.600%	5/15/2032	80	80
Americold Realty Operating Partnership LP	5.409%	9/12/2034	60	58
AvalonBay Communities Inc.	3.200%	1/15/2028	75	74
AvalonBay Communities Inc.	4.350%	12/1/2030	578	572
AvalonBay Communities Inc.	2.050%	1/15/2032	300	262
AvalonBay Communities Inc.	5.350%	6/1/2034	100	102
AvalonBay Communities Inc.	5.000%	8/1/2035	150	149
AvalonBay Communities Inc.	3.900%	10/15/2046	60	47
AvalonBay Communities Inc.	4.350%	4/15/2048	60	50
Boston Properties LP	3.400%	6/21/2029	400	385
Boston Properties LP	2.900%	3/15/2030	400	373
Boston Properties LP	2.450%	10/1/2033	400	329
Boston Properties LP	6.500%	1/15/2034	50	53
Brixmor Operating Partnership LP	4.125%	5/15/2029	533	525
Brixmor Operating Partnership LP	4.050%	7/1/2030	250	243
Camden Property Trust	3.150%	7/1/2029	50	48
Camden Property Trust	2.800%	5/15/2030	265	247
Camden Property Trust	4.900%	2/28/2036	200	195
Camden Property Trust	3.350%	11/1/2049	120	84
CBRE Services Inc.	5.500%	4/1/2029	75	77
CBRE Services Inc.	4.800%	6/15/2030	100	100
CBRE Services Inc.	2.500%	4/1/2031	200	179
CBRE Services Inc.	4.900%	1/15/2033	156	154
CBRE Services Inc.	5.950%	8/15/2034	200	208
CBRE Services Inc.	5.500%	6/15/2035	150	151
COPT Defense Properties LP	2.000%	1/15/2029	102	95
COPT Defense Properties LP	4.500%	10/15/2030	180	177
COPT Defense Properties LP	2.900%	12/1/2033	200	171
Cousins Properties LP	5.375%	2/15/2032	100	101
Cousins Properties LP	4.875%	3/1/2033	71	69
Cousins Properties LP	5.875%	10/1/2034	100	102
Crown Castle Inc.	3.650%	9/1/2027	325	322
Crown Castle Inc.	3.800%	2/15/2028	425	420
Crown Castle Inc.	4.800%	9/1/2028	200	201
Crown Castle Inc.	3.100%	11/15/2029	100	95
Crown Castle Inc.	3.300%	7/1/2030	115	108
Crown Castle Inc.	2.250%	1/15/2031	200	178
Crown Castle Inc.	2.500%	7/15/2031	700	622
Crown Castle Inc.	5.800%	3/1/2034	100	103
Crown Castle Inc.	5.200%	9/1/2034	350	347
Crown Castle Inc.	2.900%	4/1/2041	215	156
Crown Castle Inc.	4.750%	5/15/2047	95	81
Crown Castle Inc.	5.200%	2/15/2049	75	67
Crown Castle Inc.	4.150%	7/1/2050	100	78
CubeSmart LP	2.250%	12/15/2028	200	189
CubeSmart LP	4.375%	2/15/2029	50	50

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CubeSmart LP	2.500%	2/15/2032	200	176
	Digital Realty Trust LP	4.450%	7/15/2028	370	369
	Digital Realty Trust LP	3.600%	7/1/2029	175	170
	DOC DR LLC	3.950%	1/15/2028	100	99
	DOC DR LLC	2.625%	11/1/2031	500	446
	EPR Properties	3.600%	11/15/2031	175	160
	Equinix Asia Financing Corp. Pte Ltd.	4.400%	3/15/2031	185	181
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	250	247
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	350	341
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	250	254
	Equinix Inc.	1.800%	7/15/2027	100	97
	Equinix Inc.	1.550%	3/15/2028	500	475
	Equinix Inc.	3.200%	11/18/2029	450	428
	Equinix Inc.	2.500%	5/15/2031	200	179
	Equinix Inc.	3.000%	7/15/2050	100	64
	ERP Operating LP	3.500%	3/1/2028	100	98
	ERP Operating LP	4.150%	12/1/2028	70	69
	ERP Operating LP	3.000%	7/1/2029	75	72
	ERP Operating LP	2.500%	2/15/2030	150	139
	ERP Operating LP	4.650%	9/15/2034	200	195
	ERP Operating LP	4.500%	7/1/2044	150	131
	ERP Operating LP	4.500%	6/1/2045	25	22
	ERP Operating LP	4.000%	8/1/2047	100	80
	Essential Properties LP	5.400%	12/1/2035	80	79
	Essential Properties LP	5.375%	7/15/2036	91	90
	Essex Portfolio LP	4.000%	3/1/2029	100	98
	Essex Portfolio LP	3.000%	1/15/2030	110	104
	Essex Portfolio LP	2.650%	3/15/2032	105	93
	Essex Portfolio LP	5.500%	4/1/2034	100	102
	Essex Portfolio LP	5.375%	4/1/2035	200	203
	Essex Portfolio LP	4.875%	2/15/2036	175	169
	Essex Portfolio LP	4.500%	3/15/2048	120	99
	Extra Space Storage LP	5.700%	4/1/2028	200	203
	Extra Space Storage LP	4.000%	6/15/2029	25	25
	Extra Space Storage LP	5.500%	7/1/2030	400	409
	Extra Space Storage LP	5.900%	1/15/2031	100	104
[3]	Extra Space Storage LP	4.900%	2/1/2032	175	174
	Extra Space Storage LP	4.950%	1/15/2033	1,390	1,376
	Extra Space Storage LP	5.400%	2/1/2034	450	454
	Extra Space Storage LP	5.350%	1/15/2035	100	100
	Extra Space Storage LP	5.400%	6/15/2035	265	267
	Federal Realty OP LP	3.250%	7/15/2027	50	49
	Federal Realty OP LP	3.200%	6/15/2029	100	96
	Federal Realty OP LP	4.500%	12/1/2044	150	130
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/2028	25	25
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/2029	275	276
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2030	175	168
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2031	200	189
	GLP Capital LP / GLP Financing II Inc.	3.250%	1/15/2032	250	224
	GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	100	98
	GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/2034	200	198
	GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	75	74
	GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/2054	100	100
	Healthcare Realty Holdings LP	2.000%	3/15/2031	250	219
	Healthpeak OP LLC	3.500%	7/15/2029	180	174
	Healthpeak OP LLC	3.000%	1/15/2030	200	189
	Healthpeak OP LLC	5.375%	2/15/2035	79	79
	Healthpeak OP LLC	6.750%	2/1/2041	100	110
	Highwoods Realty LP	2.600%	2/1/2031	250	223
	Highwoods Realty LP	5.350%	1/15/2033	47	47
	Highwoods Realty LP	7.650%	2/1/2034	225	251
	Host Hotels & Resorts LP	4.250%	12/15/2028	125	124
	Host Hotels & Resorts LP	3.500%	9/15/2030	100	95
	Host Hotels & Resorts LP	2.900%	12/15/2031	275	246
	Host Hotels & Resorts LP	5.700%	7/1/2034	100	102
	Host Hotels & Resorts LP	5.500%	4/15/2035	120	120
[3]	Invitation Homes Op Co	4.950%	2/1/2032	146	145
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	200	189
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	32	33
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	80	81

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Invitation Homes Operating Partnership LP	2.700%	1/15/2034	150	126
Jones Lang LaSalle Inc.	6.875%	12/1/2028	100	105
Kilroy Realty LP	4.750%	12/15/2028	50	50
Kilroy Realty LP	4.250%	8/15/2029	104	101
Kilroy Realty LP	3.050%	2/15/2030	200	185
Kilroy Realty LP	2.650%	11/15/2033	175	142
Kimco Realty OP LLC	1.900%	3/1/2028	500	480
Kimco Realty OP LLC	2.700%	10/1/2030	100	93
Kimco Realty OP LLC	3.200%	4/1/2032	200	184
Kimco Realty OP LLC	4.600%	2/1/2033	200	197
Kimco Realty OP LLC	6.400%	3/1/2034	100	108
Kimco Realty OP LLC	4.850%	3/1/2035	100	98
Kimco Realty OP LLC	4.125%	12/1/2046	50	41
Kimco Realty OP LLC	4.450%	9/1/2047	50	42
Kite Realty Group LP	4.950%	12/15/2031	50	50
Kite Realty Group LP	5.200%	8/15/2032	100	101
Kite Realty Group LP	5.500%	3/1/2034	100	102
LXP Industrial Trust	2.375%	10/1/2031	200	175
Mid-America Apartments LP	3.950%	3/15/2029	100	98
Mid-America Apartments LP	2.750%	3/15/2030	150	141
Mid-America Apartments LP	1.700%	2/15/2031	150	131
Mid-America Apartments LP	5.300%	2/15/2032	50	51
Mid-America Apartments LP	4.650%	1/15/2033	67	66
Mid-America Apartments LP	4.950%	3/1/2035	100	99
NNN REIT Inc.	3.500%	10/15/2027	350	346
NNN REIT Inc.	4.300%	10/15/2028	25	25
NNN REIT Inc.	2.500%	4/15/2030	75	69
NNN REIT Inc.	4.600%	2/15/2031	150	148
NNN REIT Inc.	5.600%	10/15/2033	150	154
NNN REIT Inc.	4.800%	10/15/2048	50	44
NNN REIT Inc.	3.100%	4/15/2050	50	33
NNN REIT Inc.	3.000%	4/15/2052	175	111
Omega Healthcare Investors Inc.	3.625%	10/1/2029	250	240
Omega Healthcare Investors Inc.	5.200%	7/1/2030	150	151
Omega Healthcare Investors Inc.	3.375%	2/1/2031	250	232
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	250	223
Prologis LP	3.375%	12/15/2027	160	158
Prologis LP	3.875%	9/15/2028	100	99
Prologis LP	2.250%	4/15/2030	155	142
Prologis LP	1.750%	7/1/2030	200	179
Prologis LP	1.250%	10/15/2030	350	304
Prologis LP	4.750%	1/15/2031	400	402
Prologis LP	2.250%	1/15/2032	100	88
Prologis LP	4.750%	6/15/2033	100	99
Prologis LP	5.125%	1/15/2034	127	128
Prologis LP	5.000%	3/15/2034	272	271
Prologis LP	5.000%	1/31/2035	125	124
Prologis LP	5.250%	5/15/2035	300	303
Prologis LP	4.900%	6/15/2036	119	117
Prologis LP	4.375%	9/15/2048	75	63
Prologis LP	3.000%	4/15/2050	140	92
Prologis LP	2.125%	10/15/2050	100	54
Prologis LP	5.250%	6/15/2053	200	190
Prologis LP	5.250%	3/15/2054	100	95
Public Storage Operating Co.	1.950%	11/9/2028	225	212
Public Storage Operating Co.	5.125%	1/15/2029	100	102
Public Storage Operating Co.	3.385%	5/1/2029	100	97
Public Storage Operating Co.	2.250%	11/9/2031	225	199
Public Storage Operating Co.	5.000%	12/15/2035	64	63
Public Storage Operating Co.	5.350%	8/1/2053	120	115
Realty Income Corp.	3.650%	1/15/2028	190	188
Realty Income Corp.	2.100%	3/15/2028	300	288
Realty Income Corp.	4.750%	2/15/2029	100	100
Realty Income Corp.	4.000%	7/15/2029	60	59
Realty Income Corp.	3.100%	12/15/2029	150	143
Realty Income Corp.	3.400%	1/15/2030	80	77
Realty Income Corp.	3.250%	1/15/2031	750	705
Realty Income Corp.	2.850%	12/15/2032	50	44
Realty Income Corp.	4.500%	2/1/2033	170	165
Realty Income Corp.	1.800%	3/15/2033	500	414

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	4.750%	4/15/2033	151	149
	Realty Income Corp.	5.125%	4/15/2035	65	65
	Realty Income Corp.	4.650%	3/15/2047	175	154
	Realty Income Corp.	5.375%	9/1/2054	50	48
	Regency Centers LP	4.125%	3/15/2028	75	75
	Regency Centers LP	2.950%	9/15/2029	100	95
	Regency Centers LP	4.500%	3/15/2033	35	34
	Regency Centers LP	5.250%	1/15/2034	100	101
	Regency Centers LP	5.100%	1/15/2035	100	100
	Regency Centers LP	4.400%	2/1/2047	200	170
	Rexford Industrial Realty LP	2.150%	9/1/2031	200	174
	Sabra Health Care LP	3.900%	10/15/2029	150	145
	Sabra Health Care LP	3.200%	12/1/2031	150	136
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	178
	Safehold GL Holdings LLC	5.650%	1/15/2035	70	71
	SBA Communications Corp.	3.125%	2/1/2029	101	97
	Simon Property Group LP	1.750%	2/1/2028	250	240
	Simon Property Group LP	2.650%	7/15/2030	200	186
	Simon Property Group LP	4.375%	10/1/2030	99	98
	Simon Property Group LP	4.300%	1/15/2031	200	197
	Simon Property Group LP	2.200%	2/1/2031	250	224
	Simon Property Group LP	2.250%	1/15/2032	500	437
	Simon Property Group LP	2.650%	2/1/2032	100	89
	Simon Property Group LP	6.250%	1/15/2034	85	91
	Simon Property Group LP	4.750%	9/26/2034	175	171
	Simon Property Group LP	5.125%	10/1/2035	583	583
	Simon Property Group LP	4.250%	11/30/2046	100	83
	Simon Property Group LP	3.250%	9/13/2049	300	206
	Simon Property Group LP	3.800%	7/15/2050	200	151
	Simon Property Group LP	5.850%	3/8/2053	89	90
	Simon Property Group LP	6.650%	1/15/2054	85	95
	Store Capital LLC	4.500%	3/15/2028	75	75
	Store Capital LLC	4.625%	3/15/2029	100	99
	Store Capital LLC	5.400%	4/30/2030	65	65
	Sun Communities Operating LP	2.300%	11/1/2028	200	190
	Sun Communities Operating LP	4.200%	4/15/2032	200	191
	Tanger Properties LP	3.875%	7/15/2027	50	50
	UDR Inc.	3.500%	1/15/2028	250	246
	UDR Inc.	3.200%	1/15/2030	60	57
	UDR Inc.	3.000%	8/15/2031	65	60
	UDR Inc.	1.900%	3/15/2033	200	165
	UDR Inc.	3.100%	11/1/2034	65	56
	Ventas Realty LP	4.000%	3/1/2028	125	124
	Ventas Realty LP	3.000%	1/15/2030	100	94
	Ventas Realty LP	4.750%	11/15/2030	200	199
	Ventas Realty LP	5.100%	7/15/2032	175	176
	Ventas Realty LP	5.625%	7/1/2034	52	53
	Ventas Realty LP	5.000%	1/15/2035	200	197
	Ventas Realty LP	5.000%	2/15/2036	125	123
	Ventas Realty LP	4.875%	4/15/2049	80	70
	VICI Properties LP	4.750%	2/15/2028	200	200
	VICI Properties LP	4.950%	2/15/2030	200	199
	VICI Properties LP	5.125%	11/15/2031	150	149
	VICI Properties LP	5.125%	5/15/2032	200	198
	VICI Properties LP	5.750%	4/1/2034	100	101
	VICI Properties LP	5.625%	5/15/2052	100	92
	Welltower OP LLC	4.250%	4/15/2028	175	174
	Welltower OP LLC	4.125%	3/15/2029	250	247
	Welltower OP LLC	4.500%	7/1/2030	1,250	1,244
	Welltower OP LLC	2.750%	1/15/2031	250	230
	Welltower OP LLC	2.750%	1/15/2032	300	270
	Welltower OP LLC	5.125%	7/1/2035	300	301
	Welltower OP LLC	6.500%	3/15/2041	25	28
	Welltower OP LLC	4.950%	9/1/2048	75	69
	WP Carey Inc.	2.250%	4/1/2033	200	168
[3]	WP Carey Inc.	5.200%	9/15/2036	133	131
					48,088

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Technology (2.0%)
	Accenture Capital Inc.	3.900%	10/4/2027	175	174
	Accenture Capital Inc.	4.050%	10/4/2029	150	148
	Accenture Capital Inc.	4.250%	10/4/2031	350	342
	Accenture Capital Inc.	4.500%	10/4/2034	300	288
	Adobe Inc.	4.750%	1/17/2028	125	126
	Adobe Inc.	4.950%	1/17/2030	175	177
	Adobe Inc.	2.300%	2/1/2030	225	208
	Adobe Inc.	5.300%	1/17/2035	100	101
	Advanced Micro Devices Inc.	4.319%	3/24/2028	100	100
	Analog Devices Inc.	4.250%	6/15/2028	250	249
	Analog Devices Inc.	1.700%	10/1/2028	200	188
	Analog Devices Inc.	4.500%	6/15/2030	200	199
	Analog Devices Inc.	2.800%	10/1/2041	200	145
	Analog Devices Inc.	2.950%	10/1/2051	400	258
	Apple Inc.	2.900%	9/12/2027	555	547
	Apple Inc.	1.200%	2/8/2028	500	477
	Apple Inc.	4.000%	5/10/2028	200	199
	Apple Inc.	4.000%	5/12/2028	175	174
	Apple Inc.	1.400%	8/5/2028	350	330
	Apple Inc.	2.200%	9/11/2029	430	404
	Apple Inc.	4.150%	5/10/2030	48	48
	Apple Inc.	4.200%	5/12/2030	125	125
	Apple Inc.	1.250%	8/20/2030	500	441
	Apple Inc.	1.650%	2/8/2031	500	444
	Apple Inc.	1.700%	8/5/2031	200	176
	Apple Inc.	4.500%	5/12/2032	125	126
	Apple Inc.	3.350%	8/8/2032	200	189
	Apple Inc.	4.750%	5/12/2035	150	151
	Apple Inc.	4.500%	2/23/2036	121	120
	Apple Inc.	2.375%	2/8/2041	355	251
	Apple Inc.	3.850%	5/4/2043	450	372
	Apple Inc.	4.450%	5/6/2044	200	177
	Apple Inc.	3.450%	2/9/2045	825	627
	Apple Inc.	4.650%	2/23/2046	1,110	993
	Apple Inc.	3.850%	8/4/2046	375	297
	Apple Inc.	3.750%	11/13/2047	450	347
	Apple Inc.	2.650%	5/11/2050	815	499
	Apple Inc.	2.400%	8/20/2050	75	43
	Apple Inc.	2.650%	2/8/2051	794	482
	Apple Inc.	2.700%	8/5/2051	1,175	717
	Apple Inc.	2.800%	2/8/2061	600	343
	Apple Inc.	2.850%	8/5/2061	275	158
	Applied Materials Inc.	1.750%	6/1/2030	200	180
	Applied Materials Inc.	5.100%	10/1/2035	100	101
	Applied Materials Inc.	4.600%	1/15/2036	156	151
	Applied Materials Inc.	5.850%	6/15/2041	125	131
	Applied Materials Inc.	4.350%	4/1/2047	175	150
	Applied Materials Inc.	2.750%	6/1/2050	200	128
	Arrow Electronics Inc.	3.875%	1/12/2028	100	99
	Arrow Electronics Inc.	5.875%	4/10/2034	200	206
	Atlassian Corp.	5.500%	5/15/2034	200	197
	Autodesk Inc.	2.850%	1/15/2030	75	70
	Autodesk Inc.	2.400%	12/15/2031	200	175
	Avnet Inc.	6.250%	3/15/2028	100	102
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	150	151
	Broadcom Inc.	1.950%	2/15/2028	157	151
	Broadcom Inc.	4.800%	4/15/2028	300	302
[5]	Broadcom Inc.	4.000%	4/15/2029	200	197
	Broadcom Inc.	4.750%	4/15/2029	965	970
	Broadcom Inc.	4.350%	2/15/2030	200	198
	Broadcom Inc.	5.000%	4/15/2030	200	202
	Broadcom Inc.	5.050%	4/15/2030	700	710
	Broadcom Inc.	4.600%	7/15/2030	175	174
	Broadcom Inc.	4.200%	10/15/2030	175	172
	Broadcom Inc.	4.150%	11/15/2030	600	587
	Broadcom Inc.	4.300%	1/15/2031	370	364
	Broadcom Inc.	2.450%	2/15/2031	1,000	905
	Broadcom Inc.	5.150%	11/15/2031	83	84
	Broadcom Inc.	4.550%	2/15/2032	500	493

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	5.200%	4/15/2032	250	255
	Broadcom Inc.	4.900%	7/15/2032	200	201
	Broadcom Inc.	4.300%	11/15/2032	400	387
	Broadcom Inc.	4.600%	1/15/2033	477	468
	Broadcom Inc.	2.600%	2/15/2033	50	43
	Broadcom Inc.	3.419%	4/15/2033	152	139
	Broadcom Inc.	3.469%	4/15/2034	586	526
	Broadcom Inc.	5.200%	7/15/2035	1,825	1,831
[5]	Broadcom Inc.	3.137%	11/15/2035	200	170
	Broadcom Inc.	4.950%	1/15/2036	252	248
	Broadcom Inc.	4.800%	2/15/2036	94	91
[5]	Broadcom Inc.	3.187%	11/15/2036	50	42
[5]	Broadcom Inc.	4.926%	5/15/2037	550	535
	Broadcom Inc.	4.900%	2/15/2038	702	678
	Broadcom Inc.	3.500%	2/15/2041	670	535
	Broadcom Inc.	3.750%	2/15/2051	500	371
	Broadcom Inc.	5.700%	1/15/2056	330	327
	Cadence Design Systems Inc.	4.200%	9/10/2027	100	100
	Cadence Design Systems Inc.	4.300%	9/10/2029	250	248
	Cadence Design Systems Inc.	4.700%	9/10/2034	400	392
	CDW LLC / CDW Finance Corp.	4.250%	4/1/2028	100	99
	CDW LLC / CDW Finance Corp.	3.250%	2/15/2029	100	96
	CDW LLC / CDW Finance Corp.	5.100%	3/1/2030	110	110
	CDW LLC / CDW Finance Corp.	5.550%	8/22/2034	110	109
	CGI Inc.	4.950%	3/14/2030	200	199
	CGI Inc.	2.300%	9/14/2031	100	87
	Cisco Systems Inc.	4.550%	2/24/2028	138	139
	Cisco Systems Inc.	4.850%	2/26/2029	450	455
	Cisco Systems Inc.	4.750%	2/24/2030	202	204
	Cisco Systems Inc.	4.950%	2/26/2031	642	653
	Cisco Systems Inc.	4.950%	2/24/2032	415	420
	Cisco Systems Inc.	5.050%	2/26/2034	713	719
	Cisco Systems Inc.	5.100%	2/24/2035	213	215
	Cisco Systems Inc.	5.900%	2/15/2039	950	1,007
	Cisco Systems Inc.	5.300%	2/26/2054	400	378
	Cisco Systems Inc.	5.500%	2/24/2055	148	144
	Cisco Systems Inc.	5.350%	2/26/2064	200	187
	Concentrix Corp.	6.600%	8/2/2028	136	136
	Concentrix Corp.	6.500%	3/1/2029	150	145
	Corning Inc.	5.750%	8/15/2040	195	200
	Corning Inc.	3.900%	11/15/2049	100	76
	Corning Inc.	4.375%	11/15/2057	300	240
	Corning Inc.	5.450%	11/15/2079	200	186
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	150	143
	Dell Inc.	7.100%	4/15/2028	30	31
	Dell Inc.	6.500%	4/15/2038	100	108
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	100	102
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	200	202
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	121	121
	Dell International LLC / EMC Corp.	4.150%	2/15/2029	137	135
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	30	30
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	100	99
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	59	60
	Dell International LLC / EMC Corp.	6.200%	7/15/2030	62	65
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	424	418
	Dell International LLC / EMC Corp.	4.750%	7/15/2031	175	174
	Dell International LLC / EMC Corp.	5.300%	4/1/2032	464	472
	Dell International LLC / EMC Corp.	4.750%	10/6/2032	211	208
	Dell International LLC / EMC Corp.	5.750%	2/1/2033	50	52
	Dell International LLC / EMC Corp.	5.000%	2/15/2034	200	197
	Dell International LLC / EMC Corp.	5.400%	4/15/2034	175	177
	Dell International LLC / EMC Corp.	4.850%	2/1/2035	498	486
	Dell International LLC / EMC Corp.	5.500%	4/1/2035	209	213
	Dell International LLC / EMC Corp.	5.100%	2/15/2036	225	222
	Dell International LLC / EMC Corp.	8.100%	7/15/2036	173	206
	Dell International LLC / EMC Corp.	5.250%	2/15/2037	250	246
	Dell International LLC / EMC Corp.	3.375%	12/15/2041	200	152
	Dell International LLC / EMC Corp.	8.350%	7/15/2046	105	133
	Dell International LLC / EMC Corp.	3.450%	12/15/2051	100	70
	DXC Technology Co.	2.375%	9/15/2028	200	188

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Flex Ltd.	4.875%	6/15/2029	150	150
Flex Ltd.	5.250%	1/15/2032	280	280
Flex Ltd.	5.375%	11/13/2035	113	111
Gartner Inc.	4.950%	3/20/2031	200	195
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/2029	50	51
Genpact UK Finco plc / Genpact USA Inc.	4.950%	11/18/2030	110	108
Hewlett Packard Enterprise Co.	4.050%	9/15/2027	189	188
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	100	100
Hewlett Packard Enterprise Co.	4.500%	3/23/2028	87	87
Hewlett Packard Enterprise Co.	5.250%	7/1/2028	200	202
Hewlett Packard Enterprise Co.	4.150%	9/15/2028	182	180
Hewlett Packard Enterprise Co.	4.600%	3/23/2029	118	118
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	275	273
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	375	368
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	150	149
Hewlett Packard Enterprise Co.	5.250%	4/1/2033	114	114
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	700	686
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	157	161
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	300	278
HP Inc.	4.750%	1/15/2028	200	200
HP Inc.	5.400%	4/25/2030	150	153
HP Inc.	3.400%	6/17/2030	500	474
HP Inc.	2.650%	6/17/2031	200	179
HP Inc.	4.200%	4/15/2032	64	61
HP Inc.	6.100%	4/25/2035	168	176
HP Inc.	6.000%	9/15/2041	100	101
IBM International Capital Pte. Ltd.	4.750%	2/5/2031	200	200
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	200	186
IBM International Capital Pte. Ltd.	5.300%	2/5/2054	200	180
Intel Corp.	3.750%	8/5/2027	200	198
Intel Corp.	4.875%	2/10/2028	310	311
Intel Corp.	1.600%	8/12/2028	200	188
Intel Corp.	2.450%	11/15/2029	625	582
Intel Corp.	3.900%	3/25/2030	345	335
Intel Corp.	4.650%	6/1/2031	37	37
Intel Corp.	2.000%	8/12/2031	200	174
Intel Corp.	4.150%	8/5/2032	200	192
Intel Corp.	4.000%	12/15/2032	150	142
Intel Corp.	5.200%	2/10/2033	396	400
Intel Corp.	5.000%	8/15/2033	604	599
Intel Corp.	4.600%	3/25/2040	100	90
Intel Corp.	2.800%	8/12/2041	200	140
Intel Corp.	4.250%	12/15/2042	150	124
Intel Corp.	5.625%	2/10/2043	500	486
Intel Corp.	4.900%	7/29/2045	150	130
Intel Corp.	4.100%	5/19/2046	250	194
Intel Corp.	4.100%	5/11/2047	200	152
Intel Corp.	3.734%	12/8/2047	500	360
Intel Corp.	3.250%	11/15/2049	300	195
Intel Corp.	4.750%	3/25/2050	400	332
Intel Corp.	3.050%	8/12/2051	250	157
Intel Corp.	5.700%	2/10/2053	481	454
Intel Corp.	5.600%	2/21/2054	500	467
Intel Corp.	6.125%	5/15/2056	225	225
Intel Corp.	3.100%	2/15/2060	300	170
Intel Corp.	3.200%	8/12/2061	200	116
Intel Corp.	5.050%	8/5/2062	300	251
Intel Corp.	5.900%	2/10/2063	200	191
Intel Corp.	6.200%	5/15/2066	75	74
International Business Machines Corp.	6.220%	8/1/2027	75	76
International Business Machines Corp.	6.500%	1/15/2028	75	77
International Business Machines Corp.	4.500%	2/6/2028	300	300
International Business Machines Corp.	4.000%	2/3/2029	107	106
International Business Machines Corp.	3.500%	5/15/2029	450	437
International Business Machines Corp.	1.950%	5/15/2030	500	452
International Business Machines Corp.	4.600%	2/3/2033	123	120
International Business Machines Corp.	4.750%	2/6/2033	200	199
International Business Machines Corp.	5.200%	2/10/2035	200	201
International Business Machines Corp.	4.950%	2/3/2036	232	226
International Business Machines Corp.	4.150%	5/15/2039	375	327

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
International Business Machines Corp.	4.000%	6/20/2042	358	293
International Business Machines Corp.	4.250%	5/15/2049	700	548
International Business Machines Corp.	2.950%	5/15/2050	165	102
International Business Machines Corp.	5.700%	2/10/2055	930	890
International Business Machines Corp.	5.800%	2/3/2056	182	176
Intuit Inc.	1.350%	7/15/2027	100	97
Intuit Inc.	1.650%	7/15/2030	100	89
Intuit Inc.	4.950%	6/15/2031	150	150
Intuit Inc.	5.200%	9/15/2033	200	201
Intuit Inc.	5.500%	6/15/2036	200	199
Intuit Inc.	5.500%	9/15/2053	275	247
Jabil Inc.	3.950%	1/12/2028	100	99
Jabil Inc.	4.200%	2/1/2029	94	93
Jabil Inc.	3.600%	1/15/2030	100	96
Jabil Inc.	3.000%	1/15/2031	150	138
Jabil Inc.	4.750%	2/1/2033	96	94
Juniper Networks Inc.	3.750%	8/15/2029	200	193
Juniper Networks Inc.	5.950%	3/15/2041	25	25
KLA Corp.	4.100%	3/15/2029	150	149
KLA Corp.	4.650%	7/15/2032	200	200
KLA Corp.	5.000%	3/15/2049	75	69
KLA Corp.	3.300%	3/1/2050	150	104
KLA Corp.	4.950%	7/15/2052	200	181
KLA Corp.	5.250%	7/15/2062	200	185
Kyndryl Holdings Inc.	2.700%	10/15/2028	100	94
Kyndryl Holdings Inc.	3.150%	10/15/2031	100	83
Kyndryl Holdings Inc.	4.100%	10/15/2041	100	71
Lam Research Corp.	4.000%	3/15/2029	150	148
Lam Research Corp.	1.900%	6/15/2030	295	267
Lam Research Corp.	4.875%	3/15/2049	125	114
Lam Research Corp.	2.875%	6/15/2050	150	96
Lam Research Corp.	3.125%	6/15/2060	100	62
Leidos Inc.	4.100%	3/15/2029	150	148
Leidos Inc.	2.300%	2/15/2031	200	178
Leidos Inc.	5.750%	3/15/2033	82	84
Leidos Inc.	5.500%	3/15/2035	91	92
Leidos Inc.	5.000%	3/15/2036	111	107
Marvell Technology Inc.	2.450%	4/15/2028	100	96
Marvell Technology Inc.	4.875%	6/22/2028	100	100
Marvell Technology Inc.	4.750%	7/15/2030	100	100
Marvell Technology Inc.	2.950%	4/15/2031	400	368
Marvell Technology Inc.	5.950%	9/15/2033	100	105
Marvell Technology Inc.	5.450%	7/15/2035	100	101
Marvell Technology Inc.	5.300%	4/15/2036	87	87
Microchip Technology Inc.	4.900%	3/15/2028	150	151
Microchip Technology Inc.	5.050%	3/15/2029	650	655
Microchip Technology Inc.	5.050%	2/15/2030	125	126
Micron Technology Inc.	3.366%	11/1/2041	100	78
Micron Technology Inc.	3.477%	11/1/2051	100	71
Microsoft Corp.	1.350%	9/15/2030	150	133
Microsoft Corp.	3.500%	2/12/2035	325	299
Microsoft Corp.	4.200%	11/3/2035	350	339
Microsoft Corp.	3.450%	8/8/2036	675	602
Microsoft Corp.	4.100%	2/6/2037	250	235
Microsoft Corp.	3.700%	8/8/2046	448	349
Microsoft Corp.	4.500%	6/15/2047	200	174
Microsoft Corp.	2.525%	6/1/2050	1,329	791
Microsoft Corp.	2.500%	9/15/2050	300	177
Microsoft Corp.	2.921%	3/17/2052	918	583
Microsoft Corp.	2.675%	6/1/2060	475	262
Motorola Solutions Inc.	4.600%	2/23/2028	125	125
Motorola Solutions Inc.	4.850%	8/15/2030	100	100
Motorola Solutions Inc.	5.200%	8/15/2032	25	25
Motorola Solutions Inc.	5.550%	8/15/2035	925	942
Motorola Solutions Inc.	5.500%	9/1/2044	75	73
NetApp Inc.	5.500%	3/17/2032	134	137
NetApp Inc.	5.700%	3/17/2035	122	125
Nokia OYJ	6.625%	5/15/2039	90	95
NVIDIA Corp.	1.550%	6/15/2028	250	237
NVIDIA Corp.	4.250%	6/15/2028	650	649

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NVIDIA Corp.	4.350%	6/15/2029	650	648
NVIDIA Corp.	2.850%	4/1/2030	300	284
NVIDIA Corp.	2.000%	6/15/2031	250	223
NVIDIA Corp.	4.500%	6/15/2031	761	758
NVIDIA Corp.	4.750%	6/15/2033	646	644
NVIDIA Corp.	4.950%	6/15/2036	753	746
NVIDIA Corp.	3.500%	4/1/2040	200	166
NVIDIA Corp.	5.550%	6/15/2046	569	565
NVIDIA Corp.	3.500%	4/1/2050	350	256
NVIDIA Corp.	5.625%	6/15/2056	653	648
NVIDIA Corp.	3.700%	4/1/2060	113	82
NXP BV / NXP Funding LLC	5.550%	12/1/2028	75	76
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	450	445
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	200	191
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/2031	200	179
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/2032	412	365
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/2041	200	151
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/2051	100	66
Oracle Corp.	2.300%	3/25/2028	300	287
Oracle Corp.	4.500%	5/6/2028	35	35
Oracle Corp.	4.800%	8/3/2028	400	399
Oracle Corp.	4.550%	2/4/2029	609	600
Oracle Corp.	4.200%	9/27/2029	457	444
Oracle Corp.	6.150%	11/9/2029	225	232
Oracle Corp.	2.950%	4/1/2030	550	506
Oracle Corp.	4.650%	5/6/2030	100	98
Oracle Corp.	4.450%	9/26/2030	466	450
Oracle Corp.	4.950%	2/4/2031	912	893
Oracle Corp.	2.875%	3/25/2031	626	559
Oracle Corp.	5.250%	2/3/2032	288	284
Oracle Corp.	4.800%	9/26/2032	500	476
Oracle Corp.	6.250%	11/9/2032	1,065	1,095
Oracle Corp.	5.350%	5/4/2033	571	555
Oracle Corp.	4.300%	7/8/2034	325	290
Oracle Corp.	4.700%	9/27/2034	325	298
Oracle Corp.	3.900%	5/15/2035	150	127
Oracle Corp.	5.500%	8/3/2035	331	317
Oracle Corp.	5.200%	9/26/2035	551	516
Oracle Corp.	5.700%	2/4/2036	597	579
Oracle Corp.	3.800%	11/15/2037	525	421
Oracle Corp.	6.125%	7/8/2039	164	158
Oracle Corp.	3.600%	4/1/2040	605	441
Oracle Corp.	5.375%	7/15/2040	852	749
Oracle Corp.	3.650%	3/25/2041	386	277
Oracle Corp.	4.500%	7/8/2044	285	212
Oracle Corp.	4.125%	5/15/2045	425	296
Oracle Corp.	5.875%	9/26/2045	650	569
Oracle Corp.	6.550%	2/4/2046	500	472
Oracle Corp.	4.000%	7/15/2046	523	353
Oracle Corp.	4.000%	11/15/2047	600	400
Oracle Corp.	3.600%	4/1/2050	795	483
Oracle Corp.	6.900%	11/9/2052	550	527
Oracle Corp.	5.550%	2/6/2053	489	394
Oracle Corp.	5.375%	9/27/2054	200	157
Oracle Corp.	6.000%	8/3/2055	434	370
Oracle Corp.	5.950%	9/26/2055	525	446
Oracle Corp.	6.700%	2/4/2056	1,079	1,016
Oracle Corp.	3.850%	4/1/2060	652	383
Oracle Corp.	4.100%	3/25/2061	139	85
Oracle Corp.	6.125%	8/3/2065	139	117
Oracle Corp.	6.100%	9/26/2065	404	338
Oracle Corp.	6.850%	2/4/2066	732	682
Qorvo Inc.	4.375%	10/15/2029	200	193
QUALCOMM Inc.	1.300%	5/20/2028	378	357
QUALCOMM Inc.	1.650%	5/20/2032	714	605
QUALCOMM Inc.	4.750%	5/20/2032	100	100
QUALCOMM Inc.	5.400%	5/20/2033	200	207
QUALCOMM Inc.	4.300%	5/20/2047	250	204
QUALCOMM Inc.	3.250%	5/20/2050	200	135
QUALCOMM Inc.	4.500%	5/20/2052	200	165

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
QUALCOMM Inc.	6.000%	5/20/2053	200	204
Roper Technologies Inc.	1.400%	9/15/2027	500	482
Roper Technologies Inc.	4.200%	9/15/2028	175	174
Roper Technologies Inc.	2.950%	9/15/2029	125	119
Roper Technologies Inc.	2.000%	6/30/2030	125	112
Roper Technologies Inc.	1.750%	2/15/2031	200	174
Roper Technologies Inc.	4.750%	2/15/2032	50	49
Roper Technologies Inc.	4.900%	10/15/2034	200	193
Salesforce Inc.	3.700%	4/11/2028	325	321
Salesforce Inc.	1.500%	7/15/2028	200	188
Salesforce Inc.	4.650%	3/15/2029	800	800
Salesforce Inc.	1.950%	7/15/2031	300	261
Salesforce Inc.	4.900%	9/15/2031	474	473
Salesforce Inc.	5.200%	3/15/2033	500	501
Salesforce Inc.	5.550%	3/15/2036	825	823
Salesforce Inc.	2.700%	7/15/2041	250	171
Salesforce Inc.	6.400%	3/15/2046	275	277
Salesforce Inc.	2.900%	7/15/2051	244	142
Salesforce Inc.	6.550%	3/15/2056	700	701
Salesforce Inc.	3.050%	7/15/2061	200	112
Salesforce Inc.	6.700%	3/15/2066	200	201
ServiceNow Inc.	4.250%	5/15/2028	138	138
ServiceNow Inc.	1.400%	9/1/2030	400	351
ServiceNow Inc.	4.700%	8/15/2031	123	122
ServiceNow Inc.	5.050%	5/15/2033	129	129
ServiceNow Inc.	5.400%	5/15/2036	231	231
ServiceNow Inc.	6.300%	5/15/2056	140	142
Sony Group Corp.	4.657%	6/30/2031	95	95
Sony Group Corp.	5.089%	6/30/2036	92	92
Synopsys Inc.	4.650%	4/1/2028	79	79
Synopsys Inc.	4.850%	4/1/2030	72	72
Synopsys Inc.	5.000%	4/1/2032	114	114
Synopsys Inc.	5.150%	4/1/2035	315	313
Synopsys Inc.	5.700%	4/1/2055	526	510
TD SYNNEX Corp.	4.300%	1/17/2029	179	177
TD SYNNEX Corp.	5.300%	10/10/2035	400	394
Teledyne Technologies Inc.	2.750%	4/1/2031	300	274
Texas Instruments Inc.	2.900%	11/3/2027	94	92
Texas Instruments Inc.	2.250%	9/4/2029	100	94
Texas Instruments Inc.	1.750%	5/4/2030	210	190
Texas Instruments Inc.	4.500%	5/23/2030	200	200
Texas Instruments Inc.	1.900%	9/15/2031	150	132
Texas Instruments Inc.	4.900%	3/14/2033	200	203
Texas Instruments Inc.	4.850%	2/8/2034	100	100
Texas Instruments Inc.	3.875%	3/15/2039	142	124
Texas Instruments Inc.	4.150%	5/15/2048	300	246
Texas Instruments Inc.	5.000%	3/14/2053	400	365
Texas Instruments Inc.	5.050%	5/18/2063	300	268
TSMC Arizona Corp.	2.500%	10/25/2031	200	181
TSMC Arizona Corp.	4.250%	4/22/2032	200	197
TSMC Arizona Corp.	3.125%	10/25/2041	200	162
TSMC Arizona Corp.	3.250%	10/25/2051	200	150
TSMC Arizona Corp.	4.500%	4/22/2052	200	186
VMware LLC	1.800%	8/15/2028	200	189
VMware LLC	4.700%	5/15/2030	150	150
VMware LLC	2.200%	8/15/2031	300	264
Workday Inc.	3.700%	4/1/2029	100	97
Workday Inc.	3.800%	4/1/2032	200	186
Xilinx Inc.	2.375%	6/1/2030	200	184
				108,675
Utilities (2.6%)
AEP Texas Inc.	3.950%	6/1/2028	100	99
AEP Texas Inc.	5.450%	5/15/2029	200	204
AEP Texas Inc.	2.100%	7/1/2030	200	181
AEP Texas Inc.	5.700%	5/15/2034	253	261
AEP Texas Inc.	5.200%	4/15/2036	100	99
AEP Texas Inc.	3.800%	10/1/2047	50	37
AEP Texas Inc.	5.250%	5/15/2052	89	81
AEP Texas Inc.	5.850%	10/15/2055	195	191

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AEP Transmission Co. LLC	5.150%	4/1/2034	50	50
AEP Transmission Co. LLC	5.250%	6/1/2036	55	55
AEP Transmission Co. LLC	4.000%	12/1/2046	75	60
AEP Transmission Co. LLC	3.750%	12/1/2047	100	76
AEP Transmission Co. LLC	3.800%	6/15/2049	70	52
AEP Transmission Co. LLC	3.150%	9/15/2049	70	47
AEP Transmission Co. LLC	3.650%	4/1/2050	150	111
AEP Transmission Co. LLC	4.500%	6/15/2052	400	333
AES Corp.	5.450%	6/1/2028	200	202
AES Corp.	5.200%	7/15/2029	75	75
AES Corp.	2.450%	1/15/2031	300	268
AES Corp.	5.800%	3/15/2032	308	312
AES Corp.	5.750%	7/15/2033	75	75
Alabama Power Co.	1.450%	9/15/2030	500	439
Alabama Power Co.	4.300%	3/15/2031	100	98
Alabama Power Co.	3.940%	9/1/2032	331	317
Alabama Power Co.	6.125%	5/15/2038	50	54
Alabama Power Co.	3.850%	12/1/2042	25	20
Alabama Power Co.	4.150%	8/15/2044	75	62
Alabama Power Co.	3.750%	3/1/2045	150	117
Alabama Power Co.	4.300%	1/2/2046	200	167
Alabama Power Co.	3.700%	12/1/2047	50	38
Alabama Power Co.	3.450%	10/1/2049	58	41
Alabama Power Co.	3.125%	7/15/2051	107	70
Alabama Power Co.	3.000%	3/15/2052	200	127
Alliant Energy Corp.	5.750%	4/1/2056	107	106
Ameren Corp.	3.500%	1/15/2031	300	284
Ameren Corp.	5.375%	3/15/2035	243	246
Ameren Corp.	5.000%	5/15/2036	200	195
Ameren Illinois Co.	3.800%	5/15/2028	75	74
Ameren Illinois Co.	4.950%	6/1/2033	125	125
Ameren Illinois Co.	3.700%	12/1/2047	150	113
Ameren Illinois Co.	3.250%	3/15/2050	60	41
Ameren Illinois Co.	5.550%	7/1/2054	200	194
Ameren Illinois Co.	5.625%	3/1/2055	158	155
American Electric Power Co. Inc.	3.200%	11/13/2027	75	74
American Electric Power Co. Inc.	4.300%	12/1/2028	150	149
American Electric Power Co. Inc.	5.200%	1/15/2029	200	203
American Electric Power Co. Inc.	5.625%	3/1/2033	200	207
American Electric Power Co. Inc.	3.250%	3/1/2050	71	48
American Electric Power Co. Inc.	6.950%	12/15/2054	175	187
American Electric Power Co. Inc.	7.050%	12/15/2054	150	156
American Electric Power Co. Inc.	5.800%	3/15/2056	257	255
American Electric Power Co. Inc.	6.050%	3/15/2056	210	209
American Water Capital Corp.	2.950%	9/1/2027	325	320
American Water Capital Corp.	3.450%	6/1/2029	125	121
American Water Capital Corp.	4.625%	6/1/2029	100	100
American Water Capital Corp.	2.800%	5/1/2030	100	94
American Water Capital Corp.	4.450%	6/1/2032	250	245
American Water Capital Corp.	5.150%	3/1/2034	150	152
American Water Capital Corp.	5.200%	4/1/2036	150	150
American Water Capital Corp.	6.593%	10/15/2037	50	56
American Water Capital Corp.	4.300%	9/1/2045	100	84
American Water Capital Corp.	3.750%	9/1/2047	100	76
American Water Capital Corp.	4.200%	9/1/2048	300	242
American Water Capital Corp.	4.150%	6/1/2049	125	100
American Water Capital Corp.	3.450%	5/1/2050	100	70
American Water Capital Corp.	3.250%	6/1/2051	98	66
American Water Capital Corp.	5.700%	9/1/2055	139	138
Appalachian Power Co.	5.650%	4/1/2034	100	103
Appalachian Power Co.	4.500%	3/1/2049	71	58
Appalachian Power Co.	3.700%	5/1/2050	100	72
Arizona Public Service Co.	2.950%	9/15/2027	50	49
Arizona Public Service Co.	5.700%	8/15/2034	163	168
Arizona Public Service Co.	4.500%	4/1/2042	225	196
Arizona Public Service Co.	4.350%	11/15/2045	125	103
Arizona Public Service Co.	4.250%	3/1/2049	100	79
Arizona Public Service Co.	3.350%	5/15/2050	100	68
Arizona Public Service Co.	2.650%	9/15/2050	100	60
Arizona Public Service Co.	5.900%	8/15/2055	200	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Atmos Energy Corp.	2.625%	9/15/2029	100	95
Atmos Energy Corp.	4.750%	1/15/2032	250	249
Atmos Energy Corp.	5.900%	11/15/2033	300	318
Atmos Energy Corp.	5.200%	8/15/2035	100	101
Atmos Energy Corp.	5.500%	6/15/2041	200	200
Atmos Energy Corp.	4.150%	1/15/2043	100	85
Atmos Energy Corp.	4.125%	10/15/2044	50	42
Atmos Energy Corp.	3.375%	9/15/2049	400	281
Atmos Energy Corp.	2.850%	2/15/2052	200	125
Atmos Energy Corp.	5.000%	12/15/2054	200	180
Atmos Energy Corp.	5.450%	1/15/2056	85	82
Avangrid Inc.	3.800%	6/1/2029	195	190
Avista Corp.	4.350%	6/1/2048	75	62
Avista Corp.	4.000%	4/1/2052	72	54
Baltimore Gas & Electric Co.	2.250%	6/15/2031	100	89
Baltimore Gas & Electric Co.	5.150%	6/1/2033	95	96
Baltimore Gas & Electric Co.	5.300%	6/1/2034	100	101
Baltimore Gas & Electric Co.	5.450%	6/1/2035	250	254
Baltimore Gas & Electric Co.	3.500%	8/15/2046	100	73
Baltimore Gas & Electric Co.	3.750%	8/15/2047	200	150
Baltimore Gas & Electric Co.	4.250%	9/15/2048	50	41
Baltimore Gas & Electric Co.	3.200%	9/15/2049	80	54
Baltimore Gas & Electric Co.	2.900%	6/15/2050	100	63
Baltimore Gas & Electric Co.	5.400%	6/1/2053	300	284
Baltimore Gas & Electric Co.	5.650%	6/1/2054	100	98
Baltimore Gas & Electric Co.	6.050%	6/1/2056	125	129
Basin Electric Power Cooperative	5.850%	10/15/2055	150	146
Berkshire Hathaway Energy Co.	3.250%	4/15/2028	125	122
Berkshire Hathaway Energy Co.	3.700%	7/15/2030	450	435
Berkshire Hathaway Energy Co.	6.125%	4/1/2036	685	730
Berkshire Hathaway Energy Co.	5.950%	5/15/2037	225	237
Berkshire Hathaway Energy Co.	5.150%	11/15/2043	150	141
Berkshire Hathaway Energy Co.	4.500%	2/1/2045	150	128
Berkshire Hathaway Energy Co.	3.800%	7/15/2048	50	38
Berkshire Hathaway Energy Co.	4.450%	1/15/2049	100	82
Berkshire Hathaway Energy Co.	4.250%	10/15/2050	200	160
Berkshire Hathaway Energy Co.	2.850%	5/15/2051	200	122
Black Hills Corp.	3.050%	10/15/2029	70	66
Black Hills Corp.	4.550%	1/31/2031	100	98
Black Hills Corp.	4.350%	5/1/2033	75	71
Black Hills Corp.	6.000%	1/15/2035	300	312
Black Hills Corp.	4.200%	9/15/2046	50	40
CenterPoint Energy Houston Electric LLC	6.950%	3/15/2033	50	56
CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	106	106
CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	550	555
CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	50	50
CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	182	180
CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	119	116
CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	121	106
CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	100	64
CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	200	138
CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	56	50
CenterPoint Energy Inc.	5.400%	6/1/2029	186	190
CenterPoint Energy Inc.	2.950%	3/1/2030	70	66
CenterPoint Energy Inc.	6.850%	2/15/2055	100	105
CenterPoint Energy Inc.	7.000%	2/15/2055	50	52
CenterPoint Energy Inc.	5.950%	4/1/2056	130	130
CenterPoint Energy Resources Corp.	4.000%	4/1/2028	100	99
CenterPoint Energy Resources Corp.	1.750%	10/1/2030	100	89
CenterPoint Energy Resources Corp.	4.400%	7/1/2032	200	195
CenterPoint Energy Resources Corp.	5.400%	3/1/2033	13	13
CenterPoint Energy Resources Corp.	5.400%	7/1/2034	50	51
CenterPoint Energy Resources Corp.	5.850%	1/15/2041	250	256
Centerpoint Energy Restoration Bond Co. III LLC	4.864%	12/15/2040	290	281
Cleco Corporate Holdings LLC	4.973%	5/1/2046	125	107
Cleveland Electric Illuminating Co.	5.950%	12/15/2036	175	181
CMS Energy Corp.	3.450%	8/15/2027	50	49
CMS Energy Corp.	4.875%	3/1/2044	75	67
CMS Energy Corp.	4.750%	6/1/2050	100	98
CMS Energy Corp.	6.500%	6/1/2055	175	179

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth Edison Co.	2.950%	8/15/2027	75	74
Commonwealth Edison Co.	3.700%	8/15/2028	145	143
Commonwealth Edison Co.	2.200%	3/1/2030	50	46
Commonwealth Edison Co.	4.550%	6/1/2031	61	61
Commonwealth Edison Co.	5.300%	6/1/2034	50	51
Commonwealth Edison Co.	5.900%	3/15/2036	150	159
Commonwealth Edison Co.	6.450%	1/15/2038	175	192
Commonwealth Edison Co.	4.600%	8/15/2043	75	66
Commonwealth Edison Co.	4.700%	1/15/2044	175	156
Commonwealth Edison Co.	3.700%	3/1/2045	75	58
Commonwealth Edison Co.	3.650%	6/15/2046	100	75
Commonwealth Edison Co.	4.000%	3/1/2048	350	274
Commonwealth Edison Co.	4.000%	3/1/2049	125	98
Commonwealth Edison Co.	3.000%	3/1/2050	200	130
Commonwealth Edison Co.	3.850%	3/15/2052	200	148
Commonwealth Edison Co.	5.650%	6/1/2054	100	99
Commonwealth Edison Co.	5.950%	6/1/2055	300	305
Commonwealth Edison Co.	5.850%	6/1/2056	98	99
Connecticut Light & Power Co.	4.950%	8/15/2034	50	50
Connecticut Light & Power Co.	4.300%	4/15/2044	150	127
Connecticut Light & Power Co.	4.000%	4/1/2048	160	127
Consolidated Edison Co of New York Inc.	5.150%	6/15/2036	175	174
Consolidated Edison Co of New York Inc.	5.875%	6/15/2056	150	151
Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	600	540
Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	576	587
Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	200	203
Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	200	200
Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	75	81
Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	200	172
Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	375	320
Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	145	112
Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	75	58
Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	300	237
Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	250	194
Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	200	208
Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	200	202
Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	100	98
Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	300	286
Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	179	177
Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	75	56
Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	120	97
Constellation Energy Generation LLC	3.900%	1/8/2028	121	120
Constellation Energy Generation LLC	5.600%	3/1/2028	46	47
Constellation Energy Generation LLC	4.550%	6/1/2029	200	199
Constellation Energy Generation LLC	4.400%	1/15/2031	92	90
Constellation Energy Generation LLC	4.800%	1/15/2032	163	162
Constellation Energy Generation LLC	5.800%	3/1/2033	134	140
Constellation Energy Generation LLC	6.125%	1/15/2034	200	212
Constellation Energy Generation LLC	5.300%	6/1/2036	185	184
Constellation Energy Generation LLC	6.250%	10/1/2039	210	222
Constellation Energy Generation LLC	5.750%	10/1/2041	75	75
Constellation Energy Generation LLC	5.600%	6/15/2042	155	153
Constellation Energy Generation LLC	6.500%	10/1/2053	200	215
Constellation Energy Generation LLC	5.875%	1/15/2066	328	320
Consumers Energy Co.	4.650%	3/1/2028	500	503
Consumers Energy Co.	3.800%	11/15/2028	75	74
Consumers Energy Co.	4.700%	1/15/2030	100	100
Consumers Energy Co.	4.500%	1/15/2031	50	50
Consumers Energy Co.	3.600%	8/15/2032	19	18
Consumers Energy Co.	4.625%	5/15/2033	75	74
Consumers Energy Co.	5.050%	5/15/2035	150	150
Consumers Energy Co.	5.125%	5/1/2036	104	104
Consumers Energy Co.	3.950%	5/15/2043	75	61
Consumers Energy Co.	3.250%	8/15/2046	50	36
Consumers Energy Co.	3.950%	7/15/2047	50	39
Consumers Energy Co.	4.050%	5/15/2048	425	339
Consumers Energy Co.	4.350%	4/15/2049	80	66
Consumers Energy Co.	3.100%	8/15/2050	80	54
Consumers Energy Co.	3.500%	8/1/2051	200	143
Consumers Energy Co.	4.200%	9/1/2052	84	67

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	321	328
Dayton Power & Light Co.	4.550%	8/15/2030	60	59
Delmarva Power & Light Co.	4.150%	5/15/2045	100	82
Dominion Energy Inc.	4.600%	5/15/2028	100	100
Dominion Energy Inc.	4.250%	6/1/2028	125	124
Dominion Energy Inc.	3.375%	4/1/2030	125	119
Dominion Energy Inc.	2.250%	8/15/2031	250	221
Dominion Energy Inc.	4.350%	8/15/2032	56	54
Dominion Energy Inc.	5.375%	11/15/2032	200	204
Dominion Energy Inc.	6.300%	3/15/2033	75	80
Dominion Energy Inc.	5.250%	8/1/2033	250	252
Dominion Energy Inc.	5.350%	6/15/2036	94	94
Dominion Energy Inc.	4.900%	8/1/2041	280	258
Dominion Energy Inc.	4.050%	9/15/2042	300	245
Dominion Energy Inc.	4.850%	8/15/2052	200	172
Dominion Energy Inc.	7.000%	6/1/2054	100	106
Dominion Energy Inc.	6.875%	2/1/2055	100	103
Dominion Energy Inc.	6.625%	5/15/2055	200	206
Dominion Energy Inc.	6.000%	2/15/2056	250	251
Dominion Energy Inc.	6.200%	2/15/2056	350	351
Dominion Energy Inc.	6.150%	12/15/2056	56	56
Dominion Energy Inc.	6.250%	12/15/2056	50	50
Dominion Energy South Carolina Inc.	2.300%	12/1/2031	100	89
Dominion Energy South Carolina Inc.	6.625%	2/1/2032	50	55
Dominion Energy South Carolina Inc.	5.300%	1/15/2035	50	51
Dominion Energy South Carolina Inc.	6.050%	1/15/2038	125	133
Dominion Energy South Carolina Inc.	5.450%	2/1/2041	75	75
Dominion Energy South Carolina Inc.	4.600%	6/15/2043	75	67
DTE Electric Co.	2.250%	3/1/2030	450	415
DTE Electric Co.	2.625%	3/1/2031	100	92
DTE Electric Co.	3.000%	3/1/2032	250	230
DTE Electric Co.	5.200%	3/1/2034	50	51
DTE Electric Co.	5.250%	5/15/2035	125	126
DTE Electric Co.	4.850%	3/1/2036	113	110
DTE Electric Co.	4.000%	4/1/2043	225	186
DTE Electric Co.	3.700%	6/1/2046	50	38
DTE Electric Co.	3.750%	8/15/2047	100	77
DTE Electric Co.	3.950%	3/1/2049	78	61
DTE Electric Co.	2.950%	3/1/2050	150	98
DTE Electric Co.	3.650%	3/1/2052	250	182
DTE Electric Co.	5.850%	5/15/2055	285	289
DTE Electric Co.	5.550%	3/1/2056	143	140
DTE Energy Co.	4.950%	7/1/2027	100	101
DTE Energy Co.	4.875%	6/1/2028	550	552
DTE Energy Co.	5.100%	3/1/2029	200	202
DTE Energy Co.	3.400%	6/15/2029	94	91
DTE Energy Co.	2.950%	3/1/2030	60	56
DTE Energy Co.	5.200%	4/1/2030	116	118
DTE Energy Co.	5.850%	6/1/2034	364	380
DTE Energy Co.	5.050%	10/1/2035	503	494
DTE Energy Co.	6.200%	7/1/2058	100	101
Duke Energy Carolinas LLC	3.950%	11/15/2028	125	124
Duke Energy Carolinas LLC	6.000%	12/1/2028	125	129
Duke Energy Carolinas LLC	2.450%	8/15/2029	200	188
Duke Energy Carolinas LLC	2.450%	2/1/2030	100	93
Duke Energy Carolinas LLC	4.850%	3/15/2030	100	101
Duke Energy Carolinas LLC	2.550%	4/15/2031	200	182
Duke Energy Carolinas LLC	4.650%	6/15/2031	67	67
Duke Energy Carolinas LLC	4.950%	1/15/2033	175	176
Duke Energy Carolinas LLC	4.850%	1/15/2034	200	199
Duke Energy Carolinas LLC	5.150%	6/15/2036	141	141
Duke Energy Carolinas LLC	6.100%	6/1/2037	100	106
Duke Energy Carolinas LLC	6.000%	1/15/2038	25	26
Duke Energy Carolinas LLC	6.050%	4/15/2038	25	27
Duke Energy Carolinas LLC	5.300%	2/15/2040	150	149
Duke Energy Carolinas LLC	4.000%	9/30/2042	175	145
Duke Energy Carolinas LLC	3.875%	3/15/2046	100	78
Duke Energy Carolinas LLC	3.700%	12/1/2047	100	75
Duke Energy Carolinas LLC	3.200%	8/15/2049	350	237
Duke Energy Carolinas LLC	5.400%	1/15/2054	350	334

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	5.750%	6/15/2056	175	175
	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	260	255
	Duke Energy Corp.	3.150%	8/15/2027	140	138
	Duke Energy Corp.	4.300%	3/15/2028	200	199
	Duke Energy Corp.	2.450%	6/1/2030	100	92
	Duke Energy Corp.	2.550%	6/15/2031	200	180
	Duke Energy Corp.	5.750%	9/15/2033	100	104
	Duke Energy Corp.	5.450%	6/15/2034	100	102
	Duke Energy Corp.	4.950%	9/15/2035	139	136
	Duke Energy Corp.	3.300%	6/15/2041	350	267
	Duke Energy Corp.	4.800%	12/15/2045	275	240
	Duke Energy Corp.	3.750%	9/1/2046	180	134
	Duke Energy Corp.	4.200%	6/15/2049	115	89
	Duke Energy Corp.	3.500%	6/15/2051	140	95
	Duke Energy Corp.	6.100%	9/15/2053	350	356
	Duke Energy Corp.	5.800%	6/15/2054	575	560
	Duke Energy Corp.	6.450%	9/1/2054	150	155
	Duke Energy Florida LLC	3.800%	7/15/2028	100	99
	Duke Energy Florida LLC	2.500%	12/1/2029	425	398
	Duke Energy Florida LLC	1.750%	6/15/2030	100	90
	Duke Energy Florida LLC	4.200%	12/1/2030	25	25
	Duke Energy Florida LLC	2.400%	12/15/2031	200	178
	Duke Energy Florida LLC	4.850%	12/1/2035	100	98
	Duke Energy Florida LLC	6.350%	9/15/2037	225	244
	Duke Energy Florida LLC	6.400%	6/15/2038	200	218
	Duke Energy Florida LLC	3.850%	11/15/2042	100	81
	Duke Energy Florida LLC	3.400%	10/1/2046	100	72
	Duke Energy Florida LLC	4.200%	7/15/2048	100	80
	Duke Energy Florida LLC	3.000%	12/15/2051	550	354
	Duke Energy Florida LLC	6.200%	11/15/2053	380	401
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2031	51	49
	Duke Energy Indiana LLC	5.250%	3/1/2034	100	102
	Duke Energy Indiana LLC	4.950%	3/15/2036	26	26
	Duke Energy Indiana LLC	6.350%	8/15/2038	590	643
	Duke Energy Indiana LLC	3.750%	5/15/2046	425	326
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	25
	Duke Energy Ohio Inc.	2.125%	6/1/2030	100	91
	Duke Energy Ohio Inc.	5.300%	6/15/2035	75	76
	Duke Energy Ohio Inc.	3.700%	6/15/2046	25	19
	Duke Energy Ohio Inc.	5.550%	3/15/2054	100	97
	Duke Energy Progress LLC	2.000%	8/15/2031	200	176
	Duke Energy Progress LLC	5.250%	3/15/2033	350	357
	Duke Energy Progress LLC	5.100%	3/15/2034	100	101
	Duke Energy Progress LLC	5.050%	3/15/2035	201	201
	Duke Energy Progress LLC	4.375%	3/30/2044	300	255
	Duke Energy Progress LLC	3.700%	10/15/2046	50	38
	Duke Energy Progress LLC	3.600%	9/15/2047	50	37
	Duke Energy Progress LLC	5.350%	3/15/2053	150	141
	Duke Energy Progress LLC	5.550%	3/15/2055	241	234
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2030	39	37
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	100	86
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2043	100	76
	Edison International	5.250%	11/15/2028	50	50
	Edison International	5.450%	6/15/2029	100	101
	Edison International	6.950%	11/15/2029	250	261
	Edison International	4.800%	3/15/2031	275	267
	Emera US Finance LP	4.750%	6/15/2046	245	209
	Enel Chile SA	4.875%	6/12/2028	125	126
	Entergy Arkansas LLC	5.450%	6/1/2034	125	129
	Entergy Arkansas LLC	4.950%	1/15/2036	89	87
	Entergy Arkansas LLC	2.650%	6/15/2051	500	295
	Entergy Arkansas LLC	5.750%	6/1/2054	50	50
	Entergy Arkansas LLC	5.750%	1/15/2056	110	109
	Entergy Corp.	2.800%	6/15/2030	100	93
	Entergy Corp.	3.750%	6/15/2050	300	218
	Entergy Corp.	7.125%	12/1/2054	100	103
	Entergy Corp.	5.875%	6/15/2056	75	75
	Entergy Corp.	6.100%	6/15/2056	100	100
	Entergy Louisiana LLC	3.120%	9/1/2027	100	99
	Entergy Louisiana LLC	3.050%	6/1/2031	100	92

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	4.000%	3/15/2033	150	142
	Entergy Louisiana LLC	5.350%	3/15/2034	50	51
	Entergy Louisiana LLC	5.150%	9/15/2034	150	151
	Entergy Louisiana LLC	4.900%	4/15/2036	122	119
	Entergy Louisiana LLC	4.950%	1/15/2045	150	137
	Entergy Louisiana LLC	4.200%	9/1/2048	167	134
	Entergy Louisiana LLC	4.200%	4/1/2050	100	79
	Entergy Louisiana LLC	2.900%	3/15/2051	121	76
	Entergy Louisiana LLC	4.750%	9/15/2052	150	129
	Entergy Louisiana LLC	5.700%	3/15/2054	250	246
	Entergy Louisiana LLC	5.800%	3/15/2055	275	275
	Entergy Louisiana LLC	5.650%	4/15/2056	200	196
	Entergy Mississippi LLC	2.850%	6/1/2028	125	121
	Entergy Mississippi LLC	5.050%	4/15/2036	361	355
	Entergy Mississippi LLC	5.850%	6/1/2054	200	200
	Entergy Mississippi LLC	5.800%	4/15/2055	88	88
	Entergy Texas Inc.	4.000%	3/30/2029	100	99
	Entergy Texas Inc.	1.750%	3/15/2031	500	438
	Entergy Texas Inc.	5.200%	6/15/2036	75	74
	Essential Utilities Inc.	4.800%	8/15/2027	500	501
	Essential Utilities Inc.	3.566%	5/1/2029	75	73
	Essential Utilities Inc.	2.704%	4/15/2030	100	93
	Essential Utilities Inc.	5.125%	3/15/2036	75	74
	Essential Utilities Inc.	4.276%	5/1/2049	85	68
	Essential Utilities Inc.	3.351%	4/15/2050	200	135
	Evergy Inc.	4.250%	3/15/2029	56	55
	Evergy Inc.	2.900%	9/15/2029	400	379
	Evergy Kansas Central Inc.	5.250%	3/15/2035	46	46
[3]	Evergy Kansas Central Inc.	5.300%	7/1/2036	76	76
	Evergy Kansas Central Inc.	4.125%	3/1/2042	510	431
	Evergy Kansas Central Inc.	3.250%	9/1/2049	100	68
	Evergy Metro Inc.	2.250%	6/1/2030	100	91
	Evergy Metro Inc.	4.950%	4/15/2033	100	100
	Evergy Metro Inc.	5.400%	4/1/2034	250	256
	Evergy Metro Inc.	5.125%	8/15/2035	227	225
	Evergy Metro Inc.	4.200%	6/15/2047	100	81
[5]	Evergy Missouri West Inc.	5.650%	6/1/2034	50	51
	Eversource Energy	3.300%	1/15/2028	100	98
	Eversource Energy	4.250%	4/1/2029	200	198
	Eversource Energy	5.850%	4/15/2031	400	415
	Eversource Energy	3.375%	3/1/2032	119	109
	Eversource Energy	5.125%	5/15/2033	100	100
	Eversource Energy	5.950%	7/15/2034	375	392
	Eversource Energy	3.450%	1/15/2050	200	139
	Eversource Energy	6.100%	8/15/2056	68	68
	Eversource Energy	6.350%	8/15/2056	71	71
	Exelon Corp.	5.150%	3/15/2028	200	202
	Exelon Corp.	5.150%	3/15/2029	100	101
	Exelon Corp.	5.450%	3/15/2034	100	102
	Exelon Corp.	4.950%	3/15/2036	167	162
	Exelon Corp.	5.100%	6/15/2045	145	132
	Exelon Corp.	4.450%	4/15/2046	275	229
	Exelon Corp.	5.600%	3/15/2053	300	287
	Exelon Corp.	6.500%	3/15/2055	85	87
	FirstEnergy Corp.	3.900%	7/15/2027	100	99
	FirstEnergy Corp.	2.250%	9/1/2030	150	135
	FirstEnergy Corp.	4.850%	7/15/2047	150	130
	FirstEnergy Corp.	3.400%	3/1/2050	250	170
[5]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	100	99
[5]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	150	149
	FirstEnergy Transmission LLC	4.550%	1/15/2030	100	99
	FirstEnergy Transmission LLC	4.750%	1/15/2033	100	98
	FirstEnergy Transmission LLC	5.000%	1/15/2035	50	49
	Florida Power & Light Co.	4.400%	5/15/2028	200	200
	Florida Power & Light Co.	5.150%	6/15/2029	150	153
	Florida Power & Light Co.	4.625%	5/15/2030	200	200
	Florida Power & Light Co.	2.450%	2/3/2032	200	178
	Florida Power & Light Co.	5.100%	4/1/2033	200	203
	Florida Power & Light Co.	4.800%	5/15/2033	200	199
	Florida Power & Light Co.	5.625%	4/1/2034	25	26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.300%	6/15/2034	150	153
	Florida Power & Light Co.	4.700%	2/15/2036	190	184
	Florida Power & Light Co.	5.125%	6/1/2036	88	88
	Florida Power & Light Co.	5.960%	4/1/2039	325	343
	Florida Power & Light Co.	4.125%	2/1/2042	170	145
	Florida Power & Light Co.	4.050%	6/1/2042	125	105
	Florida Power & Light Co.	3.700%	12/1/2047	150	113
	Florida Power & Light Co.	3.950%	3/1/2048	675	529
	Florida Power & Light Co.	3.150%	10/1/2049	205	138
	Florida Power & Light Co.	2.875%	12/4/2051	500	313
	Florida Power & Light Co.	5.600%	6/15/2054	150	147
	Florida Power & Light Co.	5.700%	3/15/2055	60	60
	Florida Power & Light Co.	5.750%	6/1/2056	75	75
	Florida Power & Light Co.	5.800%	3/15/2065	60	60
	Florida Power & Light Co.	5.600%	2/15/2066	174	168
	Florida Power & Light Co.	5.900%	6/1/2066	62	63
	Georgia Power Co.	4.650%	5/16/2028	700	702
	Georgia Power Co.	4.000%	10/1/2028	167	165
	Georgia Power Co.	4.600%	6/15/2029	77	77
	Georgia Power Co.	4.550%	3/15/2030	500	499
	Georgia Power Co.	4.850%	3/15/2031	334	336
	Georgia Power Co.	4.950%	5/17/2033	200	201
	Georgia Power Co.	5.250%	3/15/2034	150	152
	Georgia Power Co.	5.200%	3/15/2035	510	515
	Georgia Power Co.	4.750%	9/1/2040	175	163
	Georgia Power Co.	4.300%	3/15/2043	100	86
	Georgia Power Co.	5.125%	5/15/2052	245	227
	Georgia Power Co.	5.500%	10/1/2055	150	145
	Hydro One Inc.	4.750%	5/30/2031	164	164
	Iberdrola International BV	6.750%	7/15/2036	75	84
	Idaho Power Co.	5.200%	8/15/2034	50	51
	Idaho Power Co.	4.850%	3/1/2036	98	95
	Idaho Power Co.	5.500%	3/15/2053	150	145
	Idaho Power Co.	5.800%	4/1/2054	200	202
	Indiana Michigan Power Co.	3.850%	5/15/2028	250	247
	Indiana Michigan Power Co.	4.250%	8/15/2048	100	81
	Indiana Michigan Power Co.	5.625%	4/1/2053	100	98
	Indiana Michigan Power Co.	5.600%	3/15/2056	75	73
	Interstate Power & Light Co.	4.100%	9/26/2028	125	124
	Interstate Power & Light Co.	3.600%	4/1/2029	60	58
	Interstate Power & Light Co.	2.300%	6/1/2030	100	92
	Interstate Power & Light Co.	4.950%	9/30/2034	50	49
	Interstate Power & Light Co.	5.600%	6/29/2035	125	128
	Interstate Power & Light Co.	6.250%	7/15/2039	50	53
	Interstate Power & Light Co.	3.700%	9/15/2046	75	57
	Interstate Power & Light Co.	5.450%	9/30/2054	100	95
	IPALCO Enterprises Inc.	5.750%	4/1/2034	100	100
	ITC Holdings Corp.	3.350%	11/15/2027	100	98
	ITC Holdings Corp.	5.300%	7/1/2043	200	187
	Jersey Central Power & Light Co.	4.150%	1/15/2029	236	233
[5]	Jersey Central Power & Light Co.	4.600%	1/15/2030	65	65
	Jersey Central Power & Light Co.	4.400%	1/15/2031	150	147
	Jersey Central Power & Light Co.	5.100%	1/15/2035	50	50
	Jersey Central Power & Light Co.	5.150%	1/15/2036	150	149
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	57	55
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	196	186
	Kentucky Utilities Co.	5.125%	11/1/2040	125	121
	Kentucky Utilities Co.	4.375%	10/1/2045	100	84
	Kentucky Utilities Co.	3.300%	6/1/2050	200	136
	Kentucky Utilities Co.	5.850%	8/15/2055	147	148
	Louisville Gas & Electric Co.	4.250%	4/1/2049	170	137
	Louisville Gas & Electric Co.	5.850%	8/15/2055	190	191
	MidAmerican Energy Co.	3.650%	4/15/2029	200	196
	MidAmerican Energy Co.	6.750%	12/30/2031	125	137
	MidAmerican Energy Co.	4.800%	9/15/2043	100	90
	MidAmerican Energy Co.	4.400%	10/15/2044	350	299
	MidAmerican Energy Co.	3.950%	8/1/2047	100	78
	MidAmerican Energy Co.	3.650%	8/1/2048	125	92
	MidAmerican Energy Co.	4.250%	7/15/2049	200	162
	MidAmerican Energy Co.	5.850%	9/15/2054	300	304

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MidAmerican Energy Co.	5.300%	2/1/2055	125	117
	Mississippi Power Co.	4.250%	3/15/2042	100	85
[5]	Monongahela Power Co.	4.450%	8/15/2029	29	29
	National Fuel Gas Co.	4.750%	9/1/2028	50	50
	National Fuel Gas Co.	4.750%	5/15/2029	56	56
	National Fuel Gas Co.	2.950%	3/1/2031	100	92
	National Fuel Gas Co.	5.050%	10/15/2031	107	107
	National Fuel Gas Co.	5.950%	3/15/2035	110	113
	National Fuel Gas Co.	5.500%	5/15/2036	67	67
	National Grid plc	5.809%	6/12/2033	300	312
	National Grid plc	5.418%	1/11/2034	150	152
	National Grid plc	5.405%	6/9/2036	150	149
	National Grid USA	5.803%	4/1/2035	50	52
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	100	100
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	150	149
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	150	148
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	100	99
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	75	75
	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	167	165
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	300	293
	National Rural Utilities Cooperative Finance Corp.	4.400%	5/11/2029	125	124
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	100	92
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	129	127
	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	75	76
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	100	86
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	204	195
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	53	51
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	100	100
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	100	83
	Nevada Power Co.	3.700%	5/1/2029	200	196
	Nevada Power Co.	2.400%	5/1/2030	75	69
	Nevada Power Co.	6.750%	7/1/2037	75	83
	Nevada Power Co.	3.125%	8/1/2050	150	99
	Nevada Power Co.	6.000%	3/15/2054	100	101
	Nevada Power Co.	6.250%	5/15/2055	50	50
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	133	133
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	150	151
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	222	223
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	150	151
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	100	97
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	100	95
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	250	253
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	500	456
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	300	296
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	225	229
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	179	180
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	214	215
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	585	594
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	204	185
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	150	142
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	225	234
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	200	205
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	150	148
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	125	123
	NextEra Energy Capital Holdings Inc.	6.000%	10/1/2056	112	112
	NextEra Energy Capital Holdings Inc.	6.200%	10/1/2056	250	250
	NextEra Energy Capital Holdings Inc.	6.625%	10/1/2066	100	102
	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	125	123
	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	100	100
	NiSource Inc.	5.250%	3/30/2028	200	202
	NiSource Inc.	5.200%	7/1/2029	150	152
	NiSource Inc.	2.950%	9/1/2029	200	190
	NiSource Inc.	3.600%	5/1/2030	200	192
	NiSource Inc.	1.700%	2/15/2031	300	262
	NiSource Inc.	4.750%	5/18/2031	62	62
	NiSource Inc.	5.350%	4/1/2034	200	204
	NiSource Inc.	5.350%	7/15/2035	850	857
	NiSource Inc.	5.300%	5/18/2036	40	40
	NiSource Inc.	5.950%	6/15/2041	77	79
	NiSource Inc.	5.650%	2/1/2045	100	98

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	4.375%	5/15/2047	200	164
	NiSource Inc.	5.000%	6/15/2052	63	56
	NiSource Inc.	6.375%	3/31/2055	100	103
	NiSource Inc.	5.850%	4/1/2055	420	417
	NiSource Inc.	5.750%	7/15/2056	100	100
	Northern States Power Co.	5.050%	5/15/2035	75	75
	Northern States Power Co.	4.850%	5/15/2036	57	56
	Northern States Power Co.	6.250%	6/1/2036	75	81
	Northern States Power Co.	6.200%	7/1/2037	50	54
	Northern States Power Co.	5.350%	11/1/2039	175	175
	Northern States Power Co.	3.400%	8/15/2042	105	81
	Northern States Power Co.	2.900%	3/1/2050	250	165
	Northern States Power Co.	2.600%	6/1/2051	63	38
	Northern States Power Co.	5.100%	5/15/2053	150	137
	Northern States Power Co.	5.400%	3/15/2054	200	192
	Northern States Power Co.	5.650%	6/15/2054	200	197
	Northern States Power Co.	5.650%	5/15/2055	50	49
	Northern States Power Co.	5.550%	5/15/2056	100	97
	NorthWestern Corp.	4.176%	11/15/2044	115	96
	NSTAR Electric Co.	3.250%	5/15/2029	50	48
	NSTAR Electric Co.	4.850%	3/1/2030	70	70
	NSTAR Electric Co.	4.650%	5/15/2031	94	94
	NSTAR Electric Co.	5.400%	6/1/2034	100	102
	NSTAR Electric Co.	5.200%	3/1/2035	450	453
	NSTAR Electric Co.	5.200%	5/15/2036	48	48
	NSTAR Electric Co.	5.500%	3/15/2040	75	75
	NSTAR Electric Co.	4.950%	9/15/2052	74	66
	OGE Energy Corp.	5.450%	5/15/2029	50	51
	Oglethorpe Power Corp.	5.950%	11/1/2039	50	52
	Oglethorpe Power Corp.	5.375%	11/1/2040	275	268
	Oglethorpe Power Corp.	6.200%	12/1/2053	150	154
	Oglethorpe Power Corp.	5.800%	6/1/2054	75	73
	Oglethorpe Power Corp.	5.900%	2/1/2055	175	173
	Ohio Edison Co.	6.875%	7/15/2036	100	112
	Ohio Power Co.	5.650%	6/1/2034	50	52
	Ohio Power Co.	4.150%	4/1/2048	100	79
	Ohio Power Co.	4.000%	6/1/2049	190	145
	Ohio Power Co.	2.900%	10/1/2051	225	138
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	75	74
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	100	95
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	100	95
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	80	82
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	50	40
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	75	58
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	75	76
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	50	49
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	100	100
[5]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	150	148
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	50	56
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	200	209
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	125	148
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	125	122
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	75	67
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	37	36
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	100	78
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	50	38
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	200	149
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	250	148
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	200	177
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	63	59
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	200	193
[5]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	111	113
	ONE Gas Inc.	5.100%	4/1/2029	100	101
	ONE Gas Inc.	2.000%	5/15/2030	100	91
	ONE Gas Inc.	4.658%	2/1/2044	125	111
	ONE Gas Inc.	4.500%	11/1/2048	75	64
	Pacific Gas & Electric Co.	3.300%	12/1/2027	800	785
	Pacific Gas & Electric Co.	5.000%	6/4/2028	32	32
	Pacific Gas & Electric Co.	3.000%	6/15/2028	200	194
	Pacific Gas & Electric Co.	3.750%	7/1/2028	300	295

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	6.100%	1/15/2029	620	638
	Pacific Gas & Electric Co.	5.550%	5/15/2029	200	204
	Pacific Gas & Electric Co.	4.550%	7/1/2030	400	394
	Pacific Gas & Electric Co.	2.500%	2/1/2031	500	449
	Pacific Gas & Electric Co.	5.050%	11/15/2031	146	146
	Pacific Gas & Electric Co.	4.400%	3/1/2032	81	78
	Pacific Gas & Electric Co.	5.900%	6/15/2032	200	207
	Pacific Gas & Electric Co.	5.050%	10/15/2032	125	124
	Pacific Gas & Electric Co.	6.150%	1/15/2033	200	209
	Pacific Gas & Electric Co.	6.400%	6/15/2033	46	49
	Pacific Gas & Electric Co.	6.950%	3/15/2034	140	153
	Pacific Gas & Electric Co.	5.700%	3/1/2035	198	200
	Pacific Gas & Electric Co.	5.200%	5/1/2036	120	117
	Pacific Gas & Electric Co.	5.600%	8/15/2036	148	148
	Pacific Gas & Electric Co.	4.500%	7/1/2040	500	431
	Pacific Gas & Electric Co.	4.300%	3/15/2045	200	157
	Pacific Gas & Electric Co.	3.950%	12/1/2047	200	146
	Pacific Gas & Electric Co.	4.950%	7/1/2050	825	688
	Pacific Gas & Electric Co.	6.750%	1/15/2053	500	525
	Pacific Gas & Electric Co.	6.700%	4/1/2053	200	208
	Pacific Gas & Electric Co.	5.900%	10/1/2054	300	283
	Pacific Gas & Electric Co.	6.150%	3/1/2055	191	186
	Pacific Gas & Electric Co.	6.100%	10/15/2055	100	97
	Pacific Gas & Electric Co.	6.000%	5/1/2056	167	160
	Pacific Gas & Electric Co.	6.300%	8/15/2056	150	149
	PacifiCorp	3.500%	6/15/2029	200	193
	PacifiCorp	2.700%	9/15/2030	50	46
	PacifiCorp	5.300%	2/15/2031	48	49
	PacifiCorp	7.700%	11/15/2031	250	281
	PacifiCorp	5.450%	2/15/2034	100	101
	PacifiCorp	5.250%	6/15/2035	56	55
	PacifiCorp	6.100%	8/1/2036	100	104
	PacifiCorp	5.750%	4/1/2037	156	157
	PacifiCorp	6.250%	10/15/2037	125	131
	PacifiCorp	6.350%	7/15/2038	75	79
	PacifiCorp	6.000%	1/15/2039	116	118
	PacifiCorp	4.100%	2/1/2042	56	45
	PacifiCorp	4.125%	1/15/2049	50	38
	PacifiCorp	4.150%	2/15/2050	150	114
	PacifiCorp	5.350%	12/1/2053	100	90
	PacifiCorp	5.500%	5/15/2054	200	183
	PacifiCorp	5.800%	1/15/2055	260	248
	PECO Energy Co.	4.900%	6/15/2033	400	403
	PECO Energy Co.	4.875%	9/15/2035	75	74
	PECO Energy Co.	3.900%	3/1/2048	75	58
	PECO Energy Co.	2.800%	6/15/2050	200	125
	PECO Energy Co.	5.250%	9/15/2054	50	46
	PECO Energy Co.	5.650%	9/15/2055	175	173
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	100	83
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	100	74
	PG&E Recovery Funding LLC	4.838%	6/1/2035	123	123
	PG&E Recovery Funding LLC	5.256%	1/15/2040	280	282
	PG&E Recovery Funding LLC	5.231%	6/1/2042	150	149
	PG&E Recovery Funding LLC	5.536%	7/15/2049	90	89
	PG&E Recovery Funding LLC	5.529%	6/1/2051	150	149
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2032	77	76
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2033	31	30
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2038	100	96
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2039	75	74
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2043	75	73
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	250	218
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	200	189
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2053	100	87
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	75	69
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	110	107
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	75	77
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	100	100
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	50	44
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	75	55
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	200	137

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pinnacle West Capital Corp.	4.900%	5/15/2028	75	75
Pinnacle West Capital Corp.	4.650%	6/1/2029	75	75
Pinnacle West Capital Corp.	5.150%	5/15/2030	75	76
Potomac Electric Power Co.	5.200%	3/15/2034	50	51
Potomac Electric Power Co.	6.500%	11/15/2037	250	275
Potomac Electric Power Co.	4.150%	3/15/2043	150	126
Potomac Electric Power Co.	5.500%	3/15/2054	50	48
PPL Electric Utilities Corp.	5.000%	5/15/2033	200	201
PPL Electric Utilities Corp.	4.850%	2/15/2034	97	96
PPL Electric Utilities Corp.	6.250%	5/15/2039	100	108
PPL Electric Utilities Corp.	4.150%	10/1/2045	155	128
PPL Electric Utilities Corp.	3.950%	6/1/2047	75	60
PPL Electric Utilities Corp.	5.550%	8/15/2055	379	371
PPL Electric Utilities Corp.	5.750%	5/15/2056	125	125
Progress Energy Inc.	7.000%	10/30/2031	119	130
Public Service Co. of Colorado	3.700%	6/15/2028	75	74
Public Service Co. of Colorado	4.150%	3/13/2029	110	109
Public Service Co. of Colorado	1.900%	1/15/2031	100	88
Public Service Co. of Colorado	1.875%	6/15/2031	100	87
Public Service Co. of Colorado	4.100%	6/1/2032	50	48
Public Service Co. of Colorado	5.350%	5/15/2034	400	406
Public Service Co. of Colorado	5.150%	9/15/2035	396	394
Public Service Co. of Colorado	4.100%	6/15/2048	75	60
Public Service Co. of Colorado	2.700%	1/15/2051	100	60
Public Service Co. of Colorado	5.250%	4/1/2053	200	184
Public Service Co. of Colorado	5.750%	5/15/2054	200	198
Public Service Co. of Colorado	5.850%	5/15/2055	400	401
Public Service Co. of New Hampshire	5.350%	10/1/2033	41	42
Public Service Co. of New Hampshire	3.600%	7/1/2049	75	55
Public Service Co. of New Hampshire	5.150%	1/15/2053	54	50
Public Service Co. of Oklahoma	5.250%	1/15/2033	85	86
Public Service Co. of Oklahoma	5.200%	1/15/2035	100	100
Public Service Co. of Oklahoma	5.450%	1/15/2036	200	202
Public Service Electric & Gas Co.	3.200%	5/15/2029	70	68
Public Service Electric & Gas Co.	2.450%	1/15/2030	50	47
Public Service Electric & Gas Co.	4.200%	1/1/2031	172	169
Public Service Electric & Gas Co.	5.200%	3/1/2034	100	101
Public Service Electric & Gas Co.	4.850%	8/1/2034	400	396
Public Service Electric & Gas Co.	5.050%	3/1/2035	100	100
Public Service Electric & Gas Co.	4.900%	8/15/2035	217	215
Public Service Electric & Gas Co.	3.800%	3/1/2046	250	195
Public Service Electric & Gas Co.	3.850%	5/1/2049	200	153
Public Service Electric & Gas Co.	3.150%	1/1/2050	200	135
Public Service Electric & Gas Co.	2.050%	8/1/2050	500	268
Public Service Electric & Gas Co.	5.450%	3/1/2054	100	96
Public Service Electric & Gas Co.	5.300%	8/1/2054	250	236
Public Service Electric & Gas Co.	5.500%	3/1/2055	100	97
Public Service Electric & Gas Co.	5.625%	1/1/2056	195	193
Public Service Enterprise Group Inc.	5.875%	10/15/2028	100	103
Public Service Enterprise Group Inc.	5.200%	4/1/2029	200	203
Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	441
Public Service Enterprise Group Inc.	4.800%	6/15/2031	114	114
Puget Energy Inc.	4.100%	6/15/2030	100	97
Puget Energy Inc.	5.725%	3/15/2035	120	121
Puget Sound Energy Inc.	5.330%	6/15/2034	100	102
Puget Sound Energy Inc.	6.274%	3/15/2037	125	135
Puget Sound Energy Inc.	5.757%	10/1/2039	125	128
Puget Sound Energy Inc.	4.300%	5/20/2045	100	83
Puget Sound Energy Inc.	4.223%	6/15/2048	125	101
Puget Sound Energy Inc.	3.250%	9/15/2049	90	61
Puget Sound Energy Inc.	5.685%	6/15/2054	50	49
Puget Sound Energy Inc.	5.598%	9/15/2055	107	104
San Diego Gas & Electric Co.	1.700%	10/1/2030	500	443
San Diego Gas & Electric Co.	3.000%	3/15/2032	200	182
San Diego Gas & Electric Co.	5.400%	4/15/2035	94	96
San Diego Gas & Electric Co.	5.200%	3/15/2036	100	100
San Diego Gas & Electric Co.	4.500%	8/15/2040	100	90
San Diego Gas & Electric Co.	3.750%	6/1/2047	75	57
San Diego Gas & Electric Co.	3.320%	4/15/2050	100	68
San Diego Gas & Electric Co.	3.700%	3/15/2052	100	72

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Gas & Electric Co.	5.350%	4/1/2053	150	140
	San Diego Gas & Electric Co.	5.550%	4/15/2054	250	240
	San Diego Gas & Electric Co.	5.950%	3/15/2056	100	101
	SCE Recovery Funding LLC	4.697%	6/15/2042	64	63
	SCE Recovery Funding LLC	2.943%	11/15/2044	50	42
[2]	SCE Recovery Funding LLC	5.341%	3/15/2047	385	380
	SCE Recovery Funding LLC	3.240%	11/15/2048	50	35
	SCE Recovery Funding LLC	5.112%	12/14/2049	50	47
	Sempra	3.400%	2/1/2028	200	196
	Sempra	5.250%	3/15/2036	147	145
	Sempra	3.800%	2/1/2038	200	170
	Sempra	6.000%	10/15/2039	150	154
	Sempra	4.000%	2/1/2048	175	132
	Sempra	6.400%	10/1/2054	150	151
	Sempra	6.875%	10/1/2054	250	255
	Sempra	6.550%	4/1/2055	150	151
	Sempra	6.375%	4/1/2056	81	82
	Sierra Pacific Power Co.	6.200%	12/15/2055	85	84
	Sierra Pacific Power Co.	6.375%	9/15/2056	200	200
	Southern California Edison Co.	3.650%	3/1/2028	100	98
	Southern California Edison Co.	5.300%	3/1/2028	200	202
	Southern California Edison Co.	4.200%	3/1/2029	75	74
	Southern California Edison Co.	6.650%	4/1/2029	75	78
	Southern California Edison Co.	5.150%	6/1/2029	375	379
	Southern California Edison Co.	2.850%	8/1/2029	275	260
	Southern California Edison Co.	2.250%	6/1/2030	300	272
	Southern California Edison Co.	2.500%	6/1/2031	200	179
	Southern California Edison Co.	5.450%	6/1/2031	200	204
	Southern California Edison Co.	4.950%	9/15/2031	97	97
	Southern California Edison Co.	2.750%	2/1/2032	130	116
	Southern California Edison Co.	5.950%	11/1/2032	200	208
	Southern California Edison Co.	4.800%	3/15/2033	175	171
	Southern California Edison Co.	5.200%	6/1/2034	250	248
	Southern California Edison Co.	5.450%	3/1/2035	150	150
	Southern California Edison Co.	5.750%	4/1/2035	75	76
	Southern California Edison Co.	5.350%	7/15/2035	200	197
	Southern California Edison Co.	5.625%	2/1/2036	125	125
	Southern California Edison Co.	5.500%	3/15/2040	100	96
	Southern California Edison Co.	4.500%	9/1/2040	275	236
	Southern California Edison Co.	4.050%	3/15/2042	208	165
	Southern California Edison Co.	4.000%	4/1/2047	135	101
	Southern California Edison Co.	4.125%	3/1/2048	100	75
	Southern California Edison Co.	4.875%	3/1/2049	100	84
	Southern California Edison Co.	3.650%	6/1/2051	350	241
	Southern California Edison Co.	3.450%	2/1/2052	200	131
	Southern California Edison Co.	5.450%	6/1/2052	100	89
	Southern California Edison Co.	5.700%	3/1/2053	200	185
	Southern California Edison Co.	5.875%	12/1/2053	150	143
	Southern California Edison Co.	5.750%	4/15/2054	150	140
	Southern California Edison Co.	5.900%	3/1/2055	150	143
	Southern California Gas Co.	2.550%	2/1/2030	150	140
	Southern California Gas Co.	5.050%	9/1/2034	100	100
	Southern California Gas Co.	5.450%	6/15/2035	75	77
	Southern California Gas Co.	3.750%	9/15/2042	75	60
	Southern California Gas Co.	4.125%	6/1/2048	75	59
	Southern California Gas Co.	3.950%	2/15/2050	70	53
	Southern California Gas Co.	6.350%	11/15/2052	350	371
	Southern California Gas Co.	5.750%	6/1/2053	100	98
	Southern California Gas Co.	5.600%	4/1/2054	50	48
	Southern California Gas Co.	6.000%	6/15/2055	50	51
	Southern California Gas Co.	5.900%	6/1/2056	75	75
	Southern Co.	5.113%	8/1/2027	200	201
	Southern Co.	1.750%	3/15/2028	300	286
	Southern Co.	4.850%	6/15/2028	200	201
	Southern Co.	5.500%	3/15/2029	150	153
	Southern Co.	5.700%	10/15/2032	90	93
	Southern Co.	4.850%	3/15/2035	500	488
	Southern Co.	4.250%	7/1/2036	200	184
	Southern Co.	4.400%	7/1/2046	575	481
	Southern Co.	6.375%	3/15/2055	312	320

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern Co.	6.000%	4/1/2058	100	100
Southern Co. Gas Capital Corp.	4.050%	9/15/2028	32	32
Southern Co. Gas Capital Corp.	1.750%	1/15/2031	89	78
Southern Co. Gas Capital Corp.	5.150%	9/15/2032	90	91
Southern Co. Gas Capital Corp.	4.950%	9/15/2034	150	148
Southern Co. Gas Capital Corp.	5.100%	9/15/2035	57	57
Southern Co. Gas Capital Corp.	5.875%	3/15/2041	75	77
Southern Co. Gas Capital Corp.	4.400%	6/1/2043	250	214
Southern Co. Gas Capital Corp.	4.400%	5/30/2047	100	83
Southern Co. Gas Capital Corp.	6.050%	9/15/2056	51	51
Southern Power Co.	4.250%	10/1/2030	44	43
Southern Power Co.	4.800%	6/15/2031	168	168
Southern Power Co.	4.900%	10/1/2035	65	63
Southern Power Co.	5.150%	9/15/2041	77	73
Southern Power Co.	5.250%	7/15/2043	50	47
Southern Power Co.	4.950%	12/15/2046	75	67
Southwest Gas Corp.	3.700%	4/1/2028	50	49
Southwest Gas Corp.	2.200%	6/15/2030	350	318
Southwest Gas Corp.	4.050%	3/15/2032	200	191
Southwest Gas Corp.	3.800%	9/29/2046	75	57
Southwest Gas Corp.	4.150%	6/1/2049	25	20
Southwestern Electric Power Co.	4.100%	9/15/2028	100	99
Southwestern Electric Power Co.	5.300%	4/1/2033	100	101
Southwestern Electric Power Co.	5.200%	4/1/2036	146	144
Southwestern Electric Power Co.	6.200%	3/15/2040	75	78
Southwestern Electric Power Co.	3.900%	4/1/2045	100	77
Southwestern Electric Power Co.	3.850%	2/1/2048	175	130
Southwestern Electric Power Co.	3.250%	11/1/2051	200	131
Southwestern Electric Power Co.	5.900%	4/1/2056	150	148
Southwestern Public Service Co.	5.300%	5/15/2035	125	125
Southwestern Public Service Co.	5.300%	8/15/2036	104	104
Southwestern Public Service Co.	4.500%	8/15/2041	100	88
Southwestern Public Service Co.	3.700%	8/15/2047	75	56
Southwestern Public Service Co.	3.750%	6/15/2049	75	55
Southwestern Public Service Co.	3.150%	5/1/2050	100	66
Southwestern Public Service Co.	6.000%	6/1/2054	200	202
Southwestern Public Service Co.	5.875%	8/15/2056	97	96
Spire Inc.	4.600%	9/1/2031	100	99
Spire Inc.	6.250%	6/1/2056	86	86
Spire Inc.	6.450%	6/1/2056	50	50
Spire Missouri Inc.	5.150%	8/15/2034	50	50
System Energy Resources Inc.	5.300%	12/15/2034	100	100
Tampa Electric Co.	4.300%	6/15/2048	75	62
Tampa Electric Co.	4.450%	6/15/2049	125	104
Tampa Electric Co.	3.625%	6/15/2050	50	36
Tampa Electric Co.	5.000%	7/15/2052	100	90
Toledo Edison Co.	6.150%	5/15/2037	75	80
Tucson Electric Power Co.	5.200%	9/15/2034	50	50
Tucson Electric Power Co.	4.000%	6/15/2050	100	77
Tucson Electric Power Co.	5.500%	4/15/2053	66	63
Union Electric Co.	2.950%	3/15/2030	350	331
Union Electric Co.	2.150%	3/15/2032	200	175
Union Electric Co.	5.200%	4/1/2034	250	253
Union Electric Co.	5.250%	4/15/2035	100	101
Union Electric Co.	4.800%	3/15/2036	94	91
Union Electric Co.	8.450%	3/15/2039	150	192
Union Electric Co.	3.650%	4/15/2045	125	96
Union Electric Co.	4.000%	4/1/2048	175	138
Union Electric Co.	3.250%	10/1/2049	175	119
Union Electric Co.	3.900%	4/1/2052	300	227
Union Electric Co.	5.250%	1/15/2054	150	139
Union Electric Co.	5.125%	3/15/2055	50	46
Union Electric Co.	5.550%	3/15/2056	143	139
Union Electric Co.	5.750%	9/15/2056	71	71
Virginia Electric & Power Co.	3.800%	4/1/2028	150	148
Virginia Electric & Power Co.	2.875%	7/15/2029	275	262
Virginia Electric & Power Co.	2.300%	11/15/2031	200	178
Virginia Electric & Power Co.	2.400%	3/30/2032	200	176
Virginia Electric & Power Co.	5.000%	4/1/2033	200	201
Virginia Electric & Power Co.	5.050%	8/15/2034	50	50

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	5.150%	3/15/2035	200	200
	Virginia Electric & Power Co.	4.900%	9/15/2035	294	288
	Virginia Electric & Power Co.	6.000%	1/15/2036	125	132
	Virginia Electric & Power Co.	4.950%	3/15/2036	200	196
	Virginia Electric & Power Co.	6.000%	5/15/2037	150	158
	Virginia Electric & Power Co.	6.350%	11/30/2037	50	54
	Virginia Electric & Power Co.	4.450%	2/15/2044	125	108
	Virginia Electric & Power Co.	4.200%	5/15/2045	75	62
	Virginia Electric & Power Co.	4.000%	11/15/2046	450	356
	Virginia Electric & Power Co.	3.800%	9/15/2047	100	76
	Virginia Electric & Power Co.	4.600%	12/1/2048	175	148
	Virginia Electric & Power Co.	3.300%	12/1/2049	98	67
	Virginia Electric & Power Co.	2.450%	12/15/2050	110	63
	Virginia Electric & Power Co.	2.950%	11/15/2051	200	125
	Virginia Electric & Power Co.	5.450%	4/1/2053	200	190
	Virginia Electric & Power Co.	5.700%	8/15/2053	150	148
	Virginia Electric & Power Co.	5.550%	8/15/2054	275	266
	Virginia Electric & Power Co.	5.650%	3/15/2055	200	195
	Virginia Electric & Power Co.	5.600%	9/15/2055	197	191
	Virginia Electric & Power Co.	5.700%	3/15/2056	200	197
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	7	7
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2033	150	151
[5]	Vistra Operations Co. LLC	4.550%	10/30/2028	75	75
[5]	Vistra Operations Co. LLC	5.000%	4/30/2031	100	99
[5]	Vistra Operations Co. LLC	5.250%	4/30/2033	100	99
[5]	Vistra Operations Co. LLC	5.550%	4/30/2036	200	199
	Washington Gas Light Co.	3.796%	9/15/2046	100	77
	Washington Gas Light Co.	3.650%	9/15/2049	30	22
	WEC Energy Group Inc.	4.750%	1/15/2028	350	351
	WEC Energy Group Inc.	2.200%	12/15/2028	200	189
	WEC Energy Group Inc.	5.625%	5/15/2056	75	74
	Wisconsin Electric Power Co.	3.950%	3/1/2029	75	74
	Wisconsin Electric Power Co.	5.000%	5/15/2029	100	101
	Wisconsin Electric Power Co.	4.150%	10/15/2030	70	69
	Wisconsin Electric Power Co.	4.650%	6/15/2031	200	199
	Wisconsin Electric Power Co.	4.750%	9/30/2032	90	90
	Wisconsin Electric Power Co.	4.600%	10/1/2034	50	49
	Wisconsin Electric Power Co.	5.100%	6/15/2036	200	200
	Wisconsin Electric Power Co.	4.300%	10/15/2048	100	82
	Wisconsin Electric Power Co.	5.050%	10/1/2054	100	91
	Wisconsin Electric Power Co.	5.650%	3/15/2056	50	50
	Wisconsin Power & Light Co.	3.950%	9/1/2032	1,000	951
	Wisconsin Power & Light Co.	5.375%	3/30/2034	50	51
	Wisconsin Power & Light Co.	6.375%	8/15/2037	100	108
	Wisconsin Power & Light Co.	3.650%	4/1/2050	50	36
	Wisconsin Power & Light Co.	5.700%	12/15/2055	35	34
	Wisconsin Public Service Corp.	4.550%	12/1/2029	50	50
	Wisconsin Public Service Corp.	4.250%	1/15/2031	45	44
	Wisconsin Public Service Corp.	4.752%	11/1/2044	350	314
	Wisconsin Public Service Corp.	3.300%	9/1/2049	125	86
	Xcel Energy Inc.	4.000%	6/15/2028	75	74
	Xcel Energy Inc.	2.600%	12/1/2029	200	187
	Xcel Energy Inc.	3.400%	6/1/2030	250	238
	Xcel Energy Inc.	4.600%	6/1/2032	200	196
	Xcel Energy Inc.	5.500%	3/15/2034	200	203
	Xcel Energy Inc.	5.600%	4/15/2035	272	277
	Xcel Energy Inc.	3.500%	12/1/2049	100	70
	Xcel Energy Inc.	5.750%	12/3/2056	120	118
					144,555
Total Corporate Bonds (Cost $1,460,436)					1,376,244
Sovereign Bonds (3.4%)
	African Development Bank	4.375%	11/3/2027	500	501
	African Development Bank	4.375%	3/14/2028	375	376
	African Development Bank	3.875%	6/12/2028	317	315
	African Development Bank	3.500%	9/18/2029	375	367
	African Development Bank	3.625%	3/3/2031	327	319
	African Development Bank	4.500%	6/12/2035	95	95
	African Development Bank	4.125%	1/22/2036	187	182

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
African Development Bank	5.750%	Perpetual	200	197
Asian Development Bank	2.375%	8/10/2027	275	270
Asian Development Bank	6.220%	8/15/2027	100	102
Asian Development Bank	3.125%	8/20/2027	725	717
Asian Development Bank	2.500%	11/2/2027	673	659
Asian Development Bank	4.375%	1/14/2028	368	369
Asian Development Bank	3.750%	4/25/2028	525	521
Asian Development Bank	1.250%	6/9/2028	210	199
Asian Development Bank	5.820%	6/16/2028	148	152
Asian Development Bank	4.500%	8/25/2028	625	629
Asian Development Bank	3.125%	9/26/2028	130	127
Asian Development Bank	4.375%	3/6/2029	500	502
Asian Development Bank	3.625%	8/28/2029	540	531
Asian Development Bank	1.750%	9/19/2029	200	185
Asian Development Bank	1.875%	1/24/2030	200	185
Asian Development Bank	4.125%	5/30/2030	710	708
Asian Development Bank	3.750%	8/28/2030	350	344
Asian Development Bank	0.750%	10/8/2030	500	433
Asian Development Bank	1.500%	3/4/2031	500	443
Asian Development Bank	4.250%	5/28/2031	1,662	1,664
Asian Development Bank	3.125%	4/27/2032	400	376
Asian Development Bank	3.875%	9/28/2032	225	220
Asian Development Bank	4.000%	1/12/2033	380	373
Asian Development Bank	3.875%	6/14/2033	425	413
Asian Development Bank	4.125%	1/12/2034	500	492
Asian Development Bank	4.375%	3/22/2035	823	822
Asian Development Bank	4.250%	1/14/2036	423	417
Asian Infrastructure Investment Bank	4.000%	1/18/2028	450	449
Asian Infrastructure Investment Bank	3.625%	9/15/2028	743	735
Asian Infrastructure Investment Bank	4.125%	1/18/2029	300	300
Asian Infrastructure Investment Bank	4.500%	1/16/2030	295	298
Asian Infrastructure Investment Bank	3.875%	4/22/2031	385	379
Asian Infrastructure Investment Bank	4.250%	3/13/2034	150	149
Asian Infrastructure Investment Bank	4.500%	5/21/2035	193	194
Asian Infrastructure Investment Bank	4.125%	1/14/2036	144	140
Canada	3.750%	4/26/2028	525	521
Canada	4.625%	4/30/2029	355	359
Canada	4.000%	3/18/2030	600	596
Canada Government International Bonds	4.250%	5/28/2031	800	801
Corp. Andina de Fomento	4.125%	1/7/2028	50	50
Corp. Andina de Fomento	4.125%	6/30/2028	129	128
Corp. Andina de Fomento	5.000%	1/22/2030	357	363
Corp. Andina de Fomento	4.625%	1/15/2036	574	565
Council of Europe Development Bank	3.625%	1/26/2028	280	278
Council of Europe Development Bank	4.125%	1/24/2029	100	100
Council of Europe Development Bank	4.000%	5/21/2029	224	223
Council of Europe Development Bank	4.500%	1/15/2030	350	353
Council of Europe Development Bank	3.750%	1/14/2031	217	213
European Bank for Reconstruction & Development	4.375%	3/9/2028	400	401
European Bank for Reconstruction & Development	4.125%	1/25/2029	800	799
European Bank for Reconstruction & Development	4.250%	5/29/2031	702	703
European Bank for Reconstruction & Development	4.250%	3/13/2034	200	199
European Investment Bank	0.625%	10/21/2027	500	478
European Investment Bank	3.250%	11/15/2027	500	494
European Investment Bank	3.875%	3/15/2028	1,100	1,095
European Investment Bank	3.875%	6/15/2028	1,075	1,069
European Investment Bank	4.500%	10/16/2028	600	604
European Investment Bank	4.000%	2/15/2029	500	498
European Investment Bank	3.750%	5/15/2029	753	744
European Investment Bank	4.750%	6/15/2029	875	889
European Investment Bank	1.625%	10/9/2029	125	115
European Investment Bank	3.750%	11/15/2029	880	868
European Investment Bank	4.500%	3/14/2030	1,499	1,514
European Investment Bank	0.875%	5/17/2030	200	176
European Investment Bank	3.625%	7/15/2030	800	783
European Investment Bank	0.750%	9/23/2030	500	434
European Investment Bank	3.875%	10/15/2030	600	592
European Investment Bank	3.750%	3/13/2031	1,317	1,291
European Investment Bank	4.250%	8/16/2032	1,400	1,397
European Investment Bank	3.750%	2/14/2033	425	412

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	4.375%	8/16/2033	789	791
	European Investment Bank	4.125%	2/13/2034	775	763
	European Investment Bank	4.625%	2/12/2035	1,462	1,485
	European Investment Bank	4.250%	2/8/2036	1,468	1,446
	European Investment Bank	4.875%	2/15/2036	325	336
[6]	Export Development Canada	3.750%	9/7/2027	440	438
[6]	Export Development Canada	3.875%	2/14/2028	400	398
[6]	Export Development Canada	4.125%	2/13/2029	600	599
[6]	Export Development Canada	4.000%	6/20/2030	250	248
[6]	Export Development Canada	4.750%	6/5/2034	175	179
	Export-Import Bank of Korea	4.000%	9/11/2027	200	199
	Export-Import Bank of Korea	4.250%	9/15/2027	200	200
	Export-Import Bank of Korea	4.625%	1/14/2028	200	201
	Export-Import Bank of Korea	4.500%	1/11/2029	300	301
	Export-Import Bank of Korea	3.750%	1/13/2029	200	197
	Export-Import Bank of Korea	4.000%	9/11/2029	200	198
	Export-Import Bank of Korea	1.250%	9/21/2030	500	440
	Export-Import Bank of Korea	3.750%	9/22/2030	200	195
	Export-Import Bank of Korea	3.875%	1/13/2031	200	196
	Export-Import Bank of Korea	2.125%	1/18/2032	200	177
	Export-Import Bank of Korea	5.125%	1/11/2033	200	207
	Export-Import Bank of Korea	5.125%	9/18/2033	200	207
	Export-Import Bank of Korea	4.375%	1/13/2036	200	194
	Export-Import Bank of Korea	2.500%	6/29/2041	70	51
	Inter-American Development Bank	2.375%	7/7/2027	450	442
	Inter-American Development Bank	0.625%	9/16/2027	800	767
	Inter-American Development Bank	4.000%	1/12/2028	920	918
	Inter-American Development Bank	1.125%	7/20/2028	300	282
	Inter-American Development Bank	3.125%	9/18/2028	875	856
	Inter-American Development Bank	4.125%	2/15/2029	500	499
	Inter-American Development Bank	4.500%	2/15/2030	681	688
	Inter-American Development Bank	3.750%	6/14/2030	843	829
	Inter-American Development Bank	1.125%	1/13/2031	350	306
	Inter-American Development Bank	4.250%	8/11/2031	567	567
	Inter-American Development Bank	3.625%	9/17/2031	875	850
	Inter-American Development Bank	3.500%	4/12/2033	400	380
	Inter-American Development Bank	4.500%	9/13/2033	500	504
	Inter-American Development Bank	4.375%	7/17/2034	349	349
	Inter-American Development Bank	4.375%	7/16/2035	491	489
	Inter-American Development Bank	4.125%	1/23/2036	624	608
	Inter-American Development Bank	3.875%	10/28/2041	200	178
	Inter-American Development Bank	3.200%	8/7/2042	100	81
	Inter-American Investment Corp.	4.125%	2/15/2028	250	250
	Inter-American Investment Corp.	4.750%	9/19/2028	100	101
	Inter-American Investment Corp.	3.625%	11/20/2028	154	152
	Inter-American Investment Corp.	4.250%	2/14/2029	175	175
	Inter-American Investment Corp.	4.250%	4/1/2030	295	294
	Inter-American Investment Corp.	4.375%	5/28/2031	261	262
	International Bank for Reconstruction & Development	2.500%	11/22/2027	350	342
	International Bank for Reconstruction & Development	0.750%	11/24/2027	900	859
	International Bank for Reconstruction & Development	3.625%	5/5/2028	782	775
	International Bank for Reconstruction & Development	3.500%	7/12/2028	875	864
	International Bank for Reconstruction & Development	4.625%	8/1/2028	775	782
	International Bank for Reconstruction & Development	1.125%	9/13/2028	1,500	1,405
	International Bank for Reconstruction & Development	3.625%	9/21/2029	775	762
	International Bank for Reconstruction & Development	3.875%	10/16/2029	918	909
	International Bank for Reconstruction & Development	1.750%	10/23/2029	200	185
	International Bank for Reconstruction & Development	3.875%	2/14/2030	650	643
	International Bank for Reconstruction & Development	4.125%	3/20/2030	1,375	1,371
	International Bank for Reconstruction & Development	0.875%	5/14/2030	400	353
	International Bank for Reconstruction & Development	4.000%	7/25/2030	625	620
	International Bank for Reconstruction & Development	0.750%	8/26/2030	800	696
	International Bank for Reconstruction & Development	3.500%	10/28/2030	1,428	1,389
	International Bank for Reconstruction & Development	4.000%	1/10/2031	400	397
	International Bank for Reconstruction & Development	1.250%	2/10/2031	650	570
	International Bank for Reconstruction & Development	4.500%	4/10/2031	925	936
	International Bank for Reconstruction & Development	1.625%	11/3/2031	1,500	1,313
	International Bank for Reconstruction & Development	4.625%	1/15/2032	1,369	1,393
	International Bank for Reconstruction & Development	2.500%	3/29/2032	200	182
	International Bank for Reconstruction & Development	4.000%	5/6/2032	986	972

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	4.750%	11/14/2033	300	307
	International Bank for Reconstruction & Development	3.875%	8/28/2034	513	495
	International Bank for Reconstruction & Development	4.750%	2/15/2035	250	256
	International Bank for Reconstruction & Development	4.375%	8/27/2035	1,320	1,314
	International Bank for Reconstruction & Development	4.500%	5/20/2036	1,212	1,215
	International Finance Corp.	4.500%	1/21/2028	204	205
	International Finance Corp.	4.500%	7/13/2028	175	176
	International Finance Corp.	3.500%	1/22/2029	219	216
	International Finance Corp.	4.250%	7/2/2029	700	701
	International Finance Corp.	3.875%	7/2/2030	720	712
[7]	Israel Government Aid Bond	5.500%	9/18/2033	100	105
[8]	Japan	4.375%	5/28/2031	374	374
[3,8]	Japan	4.625%	7/2/2036	308	306
[8]	Japan Bank for International Cooperation	2.875%	7/21/2027	200	197
[8]	Japan Bank for International Cooperation	4.625%	7/22/2027	1,000	1,004
[8]	Japan Bank for International Cooperation	2.750%	11/16/2027	800	783
[8]	Japan Bank for International Cooperation	4.625%	7/19/2028	125	126
[8]	Japan Bank for International Cooperation	3.250%	7/20/2028	300	294
[8]	Japan Bank for International Cooperation	3.500%	10/31/2028	350	344
[8]	Japan Bank for International Cooperation	2.125%	2/16/2029	420	397
[8]	Japan Bank for International Cooperation	1.250%	1/21/2031	500	436
[8]	Japan Bank for International Cooperation	4.375%	1/24/2031	200	200
[8]	Japan Bank for International Cooperation	4.625%	4/17/2034	200	200
[8]	Japan Bank for International Cooperation	4.375%	1/23/2036	282	275
[8]	Japan International Cooperation Agency	4.000%	5/23/2028	150	149
[8]	Japan International Cooperation Agency	4.750%	5/21/2029	98	99
[8]	Japan International Cooperation Agency	1.750%	4/28/2031	200	177
[9]	KFW	3.500%	8/27/2027	425	422
[9]	KFW	3.750%	2/15/2028	800	795
[9]	KFW	2.875%	4/3/2028	500	489
[9]	KFW	3.875%	5/15/2028	545	542
[9]	KFW	3.875%	6/15/2028	750	746
[9]	KFW	3.500%	8/9/2028	711	702
[9]	KFW	4.000%	3/15/2029	200	199
[9]	KFW	3.500%	5/15/2029	1,188	1,166
[9]	KFW	1.750%	9/14/2029	175	162
[9]	KFW	4.625%	3/18/2030	205	208
[9]	KFW	3.750%	7/15/2030	989	972
[9]	KFW	4.750%	10/29/2030	275	281
[9]	KFW	3.750%	3/14/2031	1,608	1,576
[9]	KFW	4.125%	7/22/2031	776	772
[9]	KFW	4.125%	7/15/2033	700	691
[9]	KFW	4.375%	2/28/2034	275	275
[9]	KFW	0.000%	4/18/2036	400	259
[9]	KFW	0.000%	6/29/2037	200	122
	Korea Development Bank	4.125%	10/16/2027	200	199
	Korea Development Bank	4.625%	2/3/2028	200	201
	Korea Development Bank	4.375%	2/15/2028	450	450
	Korea Development Bank	4.875%	2/3/2030	200	203
	Korea Development Bank	3.750%	9/16/2030	200	195
	Korea Development Bank	1.625%	1/19/2031	400	355
	Korea Development Bank	4.375%	2/15/2033	450	445
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	250	244
[9]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	275	273
[9]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	240	243
[9]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	82	82
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	500	437
[9]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	423	413
[9]	Landwirtschaftliche Rentenbank	4.125%	6/3/2031	377	375
[9]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	200	208
	Nordic Investment Bank	4.375%	3/14/2028	450	451
	Nordic Investment Bank	3.750%	8/28/2028	200	198
	Nordic Investment Bank	4.250%	2/28/2029	225	225
	Nordic Investment Bank	3.750%	5/9/2030	343	337
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	400	397
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	250	250
[10]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	65	65
[10]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	100	100
[10]	Oesterreichische Kontrollbank AG	4.125%	5/29/2029	231	231
[10]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	200	197

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	222	224
[10]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	255	250
[10]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	255	250
[2]	Oriental Republic of Uruguay	4.375%	10/27/2027	100	100
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	338	339
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	463	484
[2]	Oriental Republic of Uruguay	7.625%	3/21/2036	195	230
[2]	Oriental Republic of Uruguay	5.442%	2/14/2037	445	457
[2]	Oriental Republic of Uruguay	4.125%	11/20/2045	200	172
[2]	Oriental Republic of Uruguay	5.100%	6/18/2050	695	650
[2]	Oriental Republic of Uruguay	4.975%	4/20/2055	457	414
[2]	Oriental Republic of Uruguay	5.250%	9/10/2060	230	213
	Province of Alberta	3.300%	3/15/2028	250	246
	Province of Alberta	4.500%	6/26/2029	229	231
	Province of Alberta	1.300%	7/22/2030	500	445
	Province of Alberta	4.500%	1/24/2034	200	199
	Province of Alberta	4.300%	11/2/2035	102	99
	Province of British Columbia	4.700%	1/24/2028	786	791
	Province of British Columbia	4.800%	11/15/2028	200	202
	Province of British Columbia	4.900%	4/24/2029	600	610
	Province of British Columbia	3.900%	8/27/2030	423	416
	Province of British Columbia	4.050%	4/23/2031	1,114	1,099
	Province of British Columbia	4.200%	7/6/2033	250	245
	Province of British Columbia	4.750%	6/12/2034	544	549
	Province of British Columbia	4.800%	6/11/2035	359	362
	Province of Manitoba	1.500%	10/25/2028	350	329
	Province of Manitoba	4.300%	7/27/2033	250	246
	Province of Manitoba	4.900%	5/31/2034	156	159
	Province of New Brunswick	3.625%	2/24/2028	105	104
	Province of Ontario	4.200%	1/18/2029	350	350
	Province of Ontario	3.800%	1/29/2029	914	904
	Province of Ontario	3.700%	9/17/2029	500	491
	Province of Ontario	2.000%	10/2/2029	585	545
	Province of Ontario	4.700%	1/15/2030	426	431
	Province of Ontario	1.125%	10/7/2030	500	439
	Province of Ontario	1.600%	2/25/2031	600	532
	Province of Ontario	4.050%	4/16/2031	328	324
	Province of Ontario	1.800%	10/14/2031	200	176
	Province of Ontario	5.050%	4/24/2034	321	331
	Province of Ontario	4.450%	11/20/2035	216	213
	Province of Ontario	4.850%	5/29/2036	423	428
	Province of Quebec	3.625%	4/13/2028	250	247
	Province of Quebec	4.500%	4/3/2029	440	443
	Province of Quebec	7.500%	9/15/2029	475	520
	Province of Quebec	1.350%	5/28/2030	400	357
	Province of Quebec	3.875%	1/14/2031	340	334
	Province of Quebec	1.900%	4/21/2031	1,200	1,073
	Province of Quebec	4.500%	9/8/2033	275	274
	Province of Quebec	4.625%	6/3/2036	702	697
	Province of Saskatchewan	4.650%	1/28/2030	249	252
	Republic of Chile	3.240%	2/6/2028	460	451
	Republic of Chile	4.850%	1/22/2029	200	202
	Republic of Chile	2.450%	1/31/2031	200	181
	Republic of Chile	4.350%	4/13/2031	200	196
	Republic of Chile	2.550%	1/27/2032	200	178
	Republic of Chile	2.550%	7/27/2033	400	344
	Republic of Chile	3.500%	1/31/2034	600	545
	Republic of Chile	4.950%	1/5/2036	200	198
	Republic of Chile	5.650%	1/13/2037	277	288
	Republic of Chile	3.100%	5/7/2041	508	389
	Republic of Chile	4.340%	3/7/2042	400	354
	Republic of Chile	3.860%	6/21/2047	345	272
	Republic of Chile	3.500%	1/25/2050	275	200
	Republic of Chile	4.000%	1/31/2052	200	157
	Republic of Chile	5.330%	1/5/2054	200	193
	Republic of Chile	3.100%	1/22/2061	500	314
	Republic of Chile	3.250%	9/21/2071	200	126
	Republic of Hungary	7.625%	3/29/2041	290	344
	Republic of Indonesia	3.500%	1/11/2028	200	198
	Republic of Indonesia	4.100%	4/24/2028	200	199

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	4.750%	2/11/2029	425	427
	Republic of Indonesia	4.400%	3/10/2029	300	299
	Republic of Indonesia	3.400%	9/18/2029	200	194
	Republic of Indonesia	2.850%	2/14/2030	200	187
	Republic of Indonesia	3.850%	10/15/2030	200	193
	Republic of Indonesia	4.350%	2/21/2031	200	196
	Republic of Indonesia	4.300%	4/16/2031	200	195
	Republic of Indonesia	5.030%	5/29/2031	200	201
	Republic of Indonesia	4.750%	9/10/2034	200	193
	Republic of Indonesia	4.950%	2/21/2036	210	203
	Republic of Indonesia	4.900%	4/16/2036	300	289
	Republic of Indonesia	5.690%	5/29/2036	200	204
	Republic of Indonesia	4.350%	1/11/2048	725	596
	Republic of Indonesia	3.700%	10/30/2049	200	146
	Republic of Indonesia	4.200%	10/15/2050	430	339
	Republic of Indonesia	3.050%	3/12/2051	400	256
	Republic of Indonesia	4.300%	3/31/2052	200	160
	Republic of Indonesia	5.450%	9/20/2052	200	190
	Republic of Indonesia	5.650%	1/11/2053	200	196
	Republic of Indonesia	5.100%	2/10/2054	200	184
	Republic of Indonesia	5.150%	9/10/2054	200	184
	Republic of Indonesia	5.475%	2/21/2056	200	194
	Republic of Indonesia	3.200%	9/23/2061	200	122
	Republic of Indonesia	4.450%	4/15/2070	200	156
	Republic of Italy	2.875%	10/17/2029	400	381
	Republic of Italy	5.375%	6/15/2033	475	493
	Republic of Italy	4.000%	10/17/2049	500	383
	Republic of Italy	3.875%	5/6/2051	400	297
	Republic of Korea	2.500%	6/19/2029	200	190
	Republic of Korea	4.500%	7/3/2029	200	201
	Republic of Korea	3.625%	10/29/2030	200	195
	Republic of Korea	1.750%	10/15/2031	200	176
	Republic of Korea	3.875%	9/20/2048	125	106
	Republic of Panama	8.875%	9/30/2027	238	250
	Republic of Panama	3.875%	3/17/2028	460	452
	Republic of Panama	2.252%	9/29/2032	500	420
	Republic of Panama	3.298%	1/19/2033	200	177
[2]	Republic of Panama	5.227%	2/23/2034	200	197
	Republic of Panama	6.400%	2/14/2035	400	423
[2]	Republic of Panama	6.700%	1/26/2036	365	393
	Republic of Panama	6.875%	1/31/2036	200	218
[2]	Republic of Panama	5.662%	2/23/2038	200	200
	Republic of Panama	8.000%	3/1/2038	200	236
[2]	Republic of Panama	4.500%	5/15/2047	100	83
[2]	Republic of Panama	4.500%	4/16/2050	560	449
[2]	Republic of Panama	4.300%	4/29/2053	400	308
	Republic of Panama	6.853%	3/28/2054	263	283
	Republic of Panama	4.500%	4/1/2056	500	390
	Republic of Panama	7.875%	3/1/2057	200	242
[2]	Republic of Panama	3.870%	7/23/2060	513	353
	Republic of Panama	4.500%	1/19/2063	200	153
	Republic of Peru	2.844%	6/20/2030	500	469
	Republic of Peru	2.783%	1/23/2031	900	828
	Republic of Peru	1.862%	12/1/2032	350	290
	Republic of Peru	8.750%	11/21/2033	505	615
	Republic of Peru	3.000%	1/15/2034	250	217
	Republic of Peru	5.375%	2/8/2035	430	434
	Republic of Peru	5.500%	3/30/2036	149	151
[2]	Republic of Peru	6.550%	3/14/2037	325	356
	Republic of Peru	3.300%	3/11/2041	200	155
	Republic of Peru	5.625%	11/18/2050	414	403
	Republic of Peru	3.550%	3/10/2051	300	211
	Republic of Peru	5.875%	8/8/2054	320	318
	Republic of Peru	6.200%	6/30/2055	253	261
	Republic of Peru	3.600%	1/15/2072	175	111
	Republic of Peru	3.230%	7/28/2121	525	291
	Republic of Philippines	5.170%	10/13/2027	300	303
	Republic of Philippines	3.000%	2/1/2028	400	391
	Republic of Philippines	3.750%	1/14/2029	200	197
	Republic of Philippines	9.500%	2/2/2030	300	348

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Republic of Philippines	2.457%	5/5/2030	200	185
Republic of Philippines	7.750%	1/14/2031	400	449
Republic of Philippines	1.648%	6/10/2031	200	173
Republic of Philippines	4.250%	7/27/2031	200	196
Republic of Philippines	4.625%	12/24/2031	200	199
Republic of Philippines	1.950%	1/6/2032	200	173
Republic of Philippines	6.375%	1/15/2032	200	216
Republic of Philippines	5.609%	4/13/2033	300	309
Republic of Philippines	5.000%	7/17/2033	200	199
Republic of Philippines	5.250%	5/14/2034	200	200
Republic of Philippines	6.375%	10/23/2034	550	593
Republic of Philippines	5.500%	2/4/2035	200	204
Republic of Philippines	4.750%	3/5/2035	200	193
Republic of Philippines	5.000%	1/27/2036	200	196
Republic of Philippines	5.325%	6/24/2036	200	200
Republic of Philippines	5.000%	1/13/2037	235	229
Republic of Philippines	3.950%	1/20/2040	400	342
Republic of Philippines	3.700%	3/1/2041	400	326
Republic of Philippines	3.700%	2/2/2042	350	282
Republic of Philippines	2.950%	5/5/2045	200	136
Republic of Philippines	2.650%	12/10/2045	200	128
Republic of Philippines	3.200%	7/6/2046	500	349
Republic of Philippines	4.200%	3/29/2047	259	210
Republic of Philippines	5.950%	10/13/2047	200	204
Republic of Philippines	5.600%	5/14/2049	200	194
Republic of Philippines	5.175%	9/5/2049	200	184
Republic of Philippines	5.900%	2/4/2050	200	203
Republic of Philippines	5.750%	1/27/2051	200	199
Republic of Poland	5.500%	11/16/2027	225	228
Republic of Poland	4.625%	3/18/2029	300	302
Republic of Poland	4.875%	2/12/2030	500	505
Republic of Poland	4.625%	4/14/2031	250	250
Republic of Poland	5.750%	11/16/2032	200	210
Republic of Poland	4.875%	10/4/2033	400	398
Republic of Poland	5.125%	9/18/2034	500	503
Republic of Poland	5.375%	2/12/2035	475	484
Republic of Poland	5.375%	4/14/2036	465	470
Republic of Poland	5.500%	4/4/2053	490	464
Republic of Poland	5.500%	3/18/2054	600	568
Republic of Poland	6.125%	4/14/2056	565	574
State of Israel	5.375%	3/12/2029	200	202
State of Israel	2.500%	1/15/2030	200	184
State of Israel	5.375%	2/19/2030	525	531
State of Israel	2.750%	7/3/2030	350	321
State of Israel	4.500%	1/13/2031	280	274
State of Israel	4.500%	1/17/2033	450	434
State of Israel	5.500%	3/12/2034	600	609
State of Israel	5.625%	2/19/2035	500	512
State of Israel	5.000%	1/13/2036	600	584
State of Israel	4.500%	1/30/2043	200	171
State of Israel	4.125%	1/17/2048	250	194
State of Israel	3.375%	1/15/2050	200	133
State of Israel	3.875%	7/3/2050	400	289
State of Israel	5.750%	3/12/2054	500	477
State of Israel	5.875%	1/13/2056	460	445
State of Israel	4.500%	4/3/2120	200	147
Svensk Exportkredit AB	3.875%	8/4/2027	275	274
Svensk Exportkredit AB	3.750%	9/13/2027	250	249
Svensk Exportkredit AB	3.750%	5/8/2028	200	198
Svensk Exportkredit AB	4.125%	6/14/2028	250	249
Svensk Exportkredit AB	4.250%	2/1/2029	200	200
Svensk Exportkredit AB	3.625%	3/12/2029	200	197
Svensk Exportkredit AB	3.750%	7/29/2030	200	196
Svensk Exportkredit AB	4.875%	10/4/2030	200	205
Toronto Canada	3.900%	9/4/2030	426	420
United Mexican States	3.750%	1/11/2028	675	675
United Mexican States	4.500%	4/22/2029	650	644
United Mexican States	5.000%	5/7/2029	200	200
United Mexican States	3.250%	4/16/2030	185	173
United Mexican States	6.000%	5/13/2030	200	206

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Mexican States	4.750%	3/22/2031	350	342
United Mexican States	2.659%	5/24/2031	600	531
United Mexican States	8.300%	8/15/2031	220	255
United Mexican States	4.750%	4/27/2032	300	288
United Mexican States	5.850%	7/2/2032	904	914
United Mexican States	5.375%	3/22/2033	705	691
United Mexican States	7.500%	4/8/2033	100	112
United Mexican States	4.875%	5/19/2033	450	427
United Mexican States	5.625%	2/9/2034	734	722
United Mexican States	3.500%	2/12/2034	400	341
United Mexican States	6.750%	9/27/2034	200	211
United Mexican States	6.350%	2/9/2035	500	511
United Mexican States	5.625%	9/22/2035	441	430
United Mexican States	6.000%	5/7/2036	701	700
United Mexican States	6.875%	5/13/2037	725	761
United Mexican States	6.250%	8/27/2037	400	400
United Mexican States	6.625%	1/29/2038	400	410
United Mexican States	6.125%	2/9/2038	922	905
United Mexican States	6.050%	1/11/2040	633	615
United Mexican States	4.280%	8/14/2041	665	523
United Mexican States	4.750%	3/8/2044	765	616
United Mexican States	4.600%	1/23/2046	600	464
United Mexican States	4.350%	1/15/2047	360	265
United Mexican States	4.600%	2/10/2048	255	193
United Mexican States	4.500%	1/31/2050	400	297
United Mexican States	5.000%	4/27/2051	400	316
United Mexican States	4.400%	2/12/2052	500	358
United Mexican States	6.338%	5/4/2053	600	562
United Mexican States	6.400%	5/7/2054	438	413
United Mexican States	7.375%	5/13/2055	450	478
United Mexican States	6.750%	2/9/2056	700	687
United Mexican States	3.771%	5/24/2061	800	481
United Mexican States	5.750%	10/12/2110	342	279
Total Sovereign Bonds (Cost $192,106)				184,386
Taxable Municipal Bonds (0.4%)
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/2050	175	217
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/2050	50	57
Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	250	261
Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	75	85
Bay Area Toll Authority Highway Revenue	6.907%	10/1/2050	100	112
Bay Area Toll Authority Highway Revenue	3.126%	4/1/2055	100	66
Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/2046	100	95
Board of Regents of the University of Texas System College & University Revenue	3.354%	8/15/2047	50	38
Board of Regents of the University of Texas System College & University Revenue	2.439%	8/15/2049	50	31
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/2027	20	20
California GO	1.700%	2/1/2028	100	96
California GO	3.500%	4/1/2028	150	148
California GO	5.125%	9/1/2029	100	102
California GO	2.500%	10/1/2029	70	66
California GO	4.350%	11/1/2032	100	99
California GO	6.000%	3/1/2033	100	107
California GO	4.500%	4/1/2033	145	143
California GO	7.500%	4/1/2034	350	398
California GO	5.150%	9/1/2034	50	51
California GO	5.125%	3/1/2038	225	225
California GO	7.550%	4/1/2039	630	748
California GO	7.300%	10/1/2039	75	86
California GO	7.350%	11/1/2039	375	430
California GO	7.625%	3/1/2040	205	242
California GO	7.600%	11/1/2040	200	239
California GO	5.200%	3/1/2043	100	98
California State University College & University Revenue	3.899%	11/1/2047	50	41
California State University College & University Revenue	2.975%	11/1/2051	140	97
California State University College & University Revenue	5.183%	11/1/2053	100	96
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/2039	50	50
Chicago IL GO	5.879%	1/1/2031	38	38
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/2040	125	136

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/2049	45	39
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/2054	25	22
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	109	120
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/2045	100	110
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/2041	105	91
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/2038	100	93
	Commonwealth of Massachusetts GO	5.456%	12/1/2039	150	151
	Commonwealth of Massachusetts GO	2.900%	9/1/2049	100	69
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	43	43
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/2040	50	52
	Connecticut GO	5.850%	3/15/2032	200	210
	Cook County IL GO	6.229%	11/15/2034	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/2044	100	103
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/2048	50	46
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/2042	75	83
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/2038	200	174
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/2045	75	58
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	100	87
[11]	Dallas Independent School District GO	6.450%	2/15/2035	100	102
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/2114	150	125
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/2033	85	82
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/2039	105	107
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/2029	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/2049	140	115
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	226	241
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/2057	138	148
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/2057	69	76
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/2038	35	29
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	110	100
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/2050	200	141
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	395	274
	Houston TX GO	6.290%	3/1/2032	70	74
	Illinois GO	5.100%	6/1/2033	1,200	1,212
	Illinois GO	6.630%	2/1/2035	69	72
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	50	53
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	75	54
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/2029	65	65
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/2035	90	89
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	5	4
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	70	59
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/2040	50	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/2045	100	106
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/2050	100	107
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	3.615%	2/1/2029	33	33
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.081%	6/1/2031	52	52
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.145%	2/1/2033	100	99
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.048%	12/1/2034	100	101
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.475%	8/1/2039	150	143
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	200	201
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/2057	75	76
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	98	96
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/2050	150	102
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	100	103
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/2043	45	48
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	350	405
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	15	14
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/2046	85	100
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/2038	100	102
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/2041	125	115
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/2055	100	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	75	67
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/2040	200	165

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	4.496%	8/15/2048	50	45
	Michigan State University College & University Revenue	4.165%	8/15/2122	100	72
	Mississippi GO	5.245%	11/1/2034	50	51
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/2050	100	71
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/2057	100	73
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	166	172
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/2040	50	51
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	25	20
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/2119	75	49
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/2040	200	219
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	100	117
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/2041	400	456
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/2042	50	50
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/2042	50	50
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/2043	100	95
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/2044	175	174
	New York NY GO	4.610%	9/1/2037	103	99
	New York NY GO	5.517%	10/1/2037	50	50
	New York NY GO	6.271%	12/1/2037	100	106
	New York NY GO	5.559%	10/1/2045	106	106
	New York NY GO	5.650%	2/1/2046	200	201
	New York NY GO	5.796%	2/1/2052	200	202
	New York NY GO	5.828%	10/1/2053	100	101
	New York NY GO	5.935%	2/1/2055	150	154
	New York NY GO	5.392%	10/1/2055	90	87
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/2039	90	91
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	150	164
	Ohio State University College & University Revenue	4.800%	6/1/2111	100	83
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/2048	75	55
[13]	Oregon School Boards Association GO	5.528%	6/30/2028	26	27
[14]	Oregon State University College & University Revenue	3.424%	3/1/2060	150	104
	Pennsylvania Economic Development Financing Authority Intergovernmental Agreement Revenue	5.689%	6/1/2054	125	125
	Pennsylvania State University College & University Revenue	2.790%	9/1/2043	50	39
	Pennsylvania State University College & University Revenue	2.840%	9/1/2050	100	67
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/2045	75	75
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/2049	75	56
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/2047	50	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/2029	75	79
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/2046	250	239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/2046	100	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/2048	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/2051	200	145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/2051	225	210
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	150	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	275	233
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	100	91
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/2069	100	64
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/2040	100	78
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/2050	100	101
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	50	48
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/2043	75	64
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/2048	50	40
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/2048	100	92
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/2041	150	144
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/2041	125	129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	65	65
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	80	80
	San Diego County Water Authority Water Revenue	6.138%	5/1/2049	95	97
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/2050	100	110
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/2034	100	93
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/2050	100	106
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	250	244
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/2030	250	229
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/2034	150	156
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/2027	49	49
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/2030	175	179
	Texas GO	5.517%	4/1/2039	169	171
	Texas GO	4.681%	4/1/2040	50	47
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/2035	257	261

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	300	302
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/2049	175	140
[13]	Tucson AZ COP	2.856%	7/1/2047	50	37
	United Nations Development Corp. Lease (Appropriation) Revenue	6.536%	8/1/2055	100	106
	University of California College & University Revenue	1.614%	5/15/2030	125	113
	University of California College & University Revenue	3.071%	5/15/2051	100	69
	University of California College & University Revenue	4.858%	5/15/2112	225	186
	University of California College & University Revenue	4.767%	5/15/2115	100	81
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	350	368
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	50	53
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	130	85
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	125	106
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/2120	60	38
	University of Michigan College & University Revenue	2.437%	4/1/2040	100	76
	University of Michigan College & University Revenue	2.562%	4/1/2050	100	62
	University of Michigan College & University Revenue	4.454%	4/1/2122	225	177
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/2049	65	47
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/2119	100	61
	University of Virginia College & University Revenue	2.256%	9/1/2050	335	192
	University of Virginia College & University Revenue	4.179%	9/1/2117	50	37
	Williamsburg Economic Development Authority Miscellaneous Revenue	4.957%	11/1/2035	55	55
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	250	234
Total Taxable Municipal Bonds (Cost $24,735)					22,241

Total Bond Market Index Portfolio
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[15]	Vanguard Market Liquidity Fund (Cost $109,552)	3.682%	1,095,605	109,550
Total Investments (101.1%) (Cost $5,918,636)				5,570,235
Other Assets and Liabilities—Net (-1.1%)				(59,515)
Net Assets (100%)				5,510,720
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2026.
4
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $16,005, representing 0.3% of net assets.

6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,809,084)	5,460,685
Affiliated Issuers (Cost $109,552)	109,550
Total Investments in Securities	5,570,235
Investment in Vanguard	118
Receivables for Investment Securities Sold	68,984
Receivables for Accrued Income	46,664
Receivables for Capital Shares Issued	28,905
Total Assets	5,714,906
Liabilities
Due to Custodian	54,862
Payables for Investment Securities Purchased	148,363
Payables for Capital Shares Redeemed	642
Payables to Vanguard	319
Total Liabilities	204,186
Net Assets	5,510,720
At June 30, 2026, net assets consisted of:

Paid-in Capital	5,944,424
Total Distributable Earnings (Loss)	(433,704)
Net Assets	5,510,720

Net Assets
Applicable to 524,651,944 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,510,720
Net Asset Value Per Share	$10.50

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	107,563
Total Income	107,563
Expenses
The Vanguard Group—Note C
Investment Advisory Services	100
Management and Administrative	3,409
Marketing and Distribution	196
Custodian Fees	29
Shareholders’ Reports and Proxy Fees	40
Trustees’ Fees and Expenses	1
Other Expenses	12
Total Expenses	3,787
Net Investment Income	103,776
Realized Net Gain (Loss)
Investment Securities Sold[1]	(8,164)
Swap Contracts	39
Realized Net Gain (Loss)	(8,125)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(60,311)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,340

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,197, ($6), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	103,776	180,178
Realized Net Gain (Loss)	(8,125)	(26,171)
Change in Unrealized Appreciation (Depreciation)	(60,311)	173,575
Net Increase (Decrease) in Net Assets Resulting from Operations	35,340	327,582
Distributions
Total Distributions	(184,868)	(161,993)
Capital Share Transactions
Issued	887,279	1,037,449
Issued in Lieu of Cash Distributions	184,868	161,993
Redeemed	(581,931)	(777,080)
Net Increase (Decrease) from Capital Share Transactions	490,216	422,362
Total Increase (Decrease)	340,688	587,951
Net Assets
Beginning of Period	5,170,032	4,582,081
End of Period	5,510,720	5,170,032

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.80	$10.46	$10.63	$10.32	$12.22	$12.81
Investment Operations
Net Investment Income[1]	.203	.392	.360	.306	.250	.228
Net Realized and Unrealized Gain (Loss) on Investments	(.136)	.318	(.234)	.262	(1.844)	(.454)
Total from Investment Operations	.067	.710	.126	.568	(1.594)	(.226)
Distributions
Dividends from Net Investment Income	(.367)	(.370)	(.296)	(.258)	(.226)	(.260)
Distributions from Realized Capital Gains	—	—	—	—	(.080)	(.104)
Total Distributions	(.367)	(.370)	(.296)	(.258)	(.306)	(.364)
Net Asset Value, End of Period	$10.50	$10.80	$10.46	$10.63	$10.32	$12.22
Total Return	0.65%	6.94%	1.24%	5.58%	-13.21%	-1.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,511	$5,170	$4,582	$4,322	$3,972	$4,871
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%[2]	0.14%[2]	0.14%
Ratio of Net Investment Income to Average Net Assets	3.84%	3.72%	3.44%	2.97%	2.30%	1.85%
Portfolio Turnover Rate[3]	30%	45%	41%	40%	42%	69%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 10%, 12%, 10%, 8%, 12%, and 33%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The portfolio may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the portfolio and may be offset by entering into an equal amount of TBA purchases. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty

Total Bond Market Index Portfolio
risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2026, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open credit default swap contracts at June 30, 2026.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $118,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total Bond Market Index Portfolio
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,765,897	—	3,765,897
Asset-Backed/Commercial Mortgage-Backed Securities	—	111,917	—	111,917
Corporate Bonds	—	1,376,244	—	1,376,244
Sovereign Bonds	—	184,386	—	184,386
Taxable Municipal Bonds	—	22,241	—	22,241
Temporary Cash Investments	109,550	—	—	109,550
Total	109,550	5,460,685	—	5,570,235
E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,931,260
Gross Unrealized Appreciation	15,618
Gross Unrealized Depreciation	(376,643)
Net Unrealized Appreciation (Depreciation)	(361,025)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the portfolio had available capital losses totaling $150,167,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended June 30, 2026, the portfolio purchased $298,967,000 of investment securities and sold $173,386,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,733,642,000 and $1,451,753,000, respectively.
G.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	82,835	98,310
Issued in Lieu of Cash Distributions	17,759	15,652
Redeemed	(54,506)	(73,583)
Net Increase (Decrease) in Shares Outstanding	46,088	40,379
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially

Total Bond Market Index Portfolio
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692TBM 082026

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
PRIMECAP Portfolio
(formerly Capital Growth Portfolio)

Contents
Financial Statements	1

PRIMECAP Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.8%)
Communication Services (6.3%)
	Alphabet Inc. Class A	302,400	108,069
	Alphabet Inc. Class C	86,250	30,475
*,1	Baidu Inc. ADR	203,700	23,281
	Walt Disney Co.	168,500	16,218
	Meta Platforms Inc. Class A	12,900	7,267
	Universal Music Group NV	243,127	5,093
*	Netflix Inc.	69,500	4,962
*	Spotify Technology SA	4,100	1,882
			197,247
Consumer Discretionary (9.3%)
*	Amazon.com Inc.	261,850	62,409
*	Tesla Inc.	134,800	56,697
	Ross Stores Inc.	211,600	45,039
	Alibaba Group Holding Ltd. ADR	345,600	33,171
	TJX Cos. Inc.	192,500	29,164
	Sony Group Corp. ADR	1,192,400	23,919
	Royal Caribbean Cruises Ltd.	47,800	15,178
*	Mattel Inc.	615,200	8,539
	eBay Inc.	35,400	3,956
*	Burlington Stores Inc.	12,100	3,833
	Whirlpool Corp.	70,900	2,795
*	Flutter Entertainment plc	26,700	2,728
	Restaurant Brands International Inc.	20,000	1,450
	NIKE Inc. Class B	35,000	1,437
			290,315
Consumer Staples (0.9%)
*	US Foods Holding Corp.	85,800	8,773
	Sysco Corp.	89,100	7,447
*	Dollar Tree Inc.	59,800	7,233
	Philip Morris International Inc.	15,800	2,858
			26,311
Energy (1.1%)
	ConocoPhillips	194,100	20,179
	Chevron Corp.	67,610	11,207
	EOG Resources Inc.	32,700	4,242
			35,628
Financials (5.8%)
	Charles Schwab Corp.	480,600	44,345
	Visa Inc. Class A (XNYS)	80,100	27,481
	JPMorgan Chase & Co. (XYNS)	70,200	22,979
	Raymond James Financial Inc.	112,050	17,035
	Wells Fargo & Co.	174,500	14,421
	Northern Trust Corp.	75,100	13,055
	Marsh & McLennan Cos. Inc.	49,800	8,300
	Bank of New York Mellon Corp.	46,200	6,681
	PayPal Holdings Inc. (XNGS)	143,700	6,205
	Mastercard Inc. Class A	10,400	5,341
	Progressive Corp.	21,100	4,609
	Citigroup Inc. (XNYS)	31,700	4,437
	CME Group Inc.	16,700	3,688
	Bank of America Corp. (XNYS)	44,700	2,547
			181,124
Health Care (19.2%)
	Eli Lilly & Co.	171,571	205,787
	AstraZeneca plc ADR	373,450	70,814
*	Biogen Inc.	263,550	56,943
	Amgen Inc.	140,571	50,904
*	Boston Scientific Corp.	999,402	42,654
1

PRIMECAP Portfolio
		Shares	Market Value• ($000)
	GSK plc ADR	582,200	30,519
	Bristol-Myers Squibb Co.	448,700	25,854
	Novartis AG ADR	137,450	21,541
	Thermo Fisher Scientific Inc.	41,400	20,756
*	Elanco Animal Health Inc. (XNYS)	472,616	11,631
*	BeOne Medicines Ltd. ADR	34,000	9,689
*	BioMarin Pharmaceutical Inc.	166,900	9,550
	Roche Holding AG	20,708	8,513
	CVS Health Corp.	62,400	6,455
	Danaher Corp.	30,000	5,714
	Zimmer Biomet Holdings Inc.	45,500	3,917
*	Edwards Lifesciences Corp.	41,400	3,745
*	Illumina Inc.	18,700	3,288
	Agilent Technologies Inc.	20,000	2,657
	Stryker Corp.	8,400	2,645
	Abbott Laboratories	21,000	1,906
	Alcon AG	23,800	1,597
			597,079
Industrials (11.8%)
	Siemens AG (Registered)	178,283	57,319
	FedEx Corp.	169,700	53,138
	Southwest Airlines Co.	796,050	40,933
*	United Airlines Holdings Inc.	280,500	38,145
	Delta Air Lines Inc.	291,600	27,311
	Caterpillar Inc. (XNYS)	23,400	24,919
*	American Airlines Group Inc.	751,500	13,580
*	Fedex Freight Holding Co. Inc.	84,850	12,812
	Airbus SE	50,911	11,327
	TransDigm Group Inc.	7,200	9,591
	Booz Allen Hamilton Holding Corp.	150,300	9,119
	Norfolk Southern Corp.	27,000	8,494
	IDEX Corp.	35,300	8,011
	Union Pacific Corp.	29,400	7,997
	Carrier Global Corp.	92,600	6,792
*	Alaska Air Group Inc.	108,100	5,643
	United Parcel Service Inc. Class B (XNYS)	45,650	4,907
	Rockwell Automation Inc.	7,800	3,862
	General Dynamics Corp.	10,700	3,790
	CSX Corp.	77,700	3,693
	AMETEK Inc.	14,900	3,605
	JB Hunt Transport Services Inc.	12,100	3,502
	Otis Worldwide Corp.	42,250	3,025
	Textron Inc.	27,600	2,532
*	Boeing Co.	9,100	1,970
	Honeywell International Inc.	4,600	1,030
*	Honeywell Aerospace Inc.	4,600	1,017
			368,064
Information Technology (41.4%)
	Micron Technology Inc.	410,800	474,182
*	Intel Corp.	1,419,400	198,191
	KLA Corp.	450,000	135,770
	NVIDIA Corp.	359,050	71,842
	Texas Instruments Inc.	214,600	63,966
	Microsoft Corp.	139,100	51,887
	Analog Devices Inc.	65,600	26,054
	NetApp Inc. (XNGS)	166,200	25,721
*	Adobe Inc.	110,200	22,593
	Oracle Corp.	151,100	22,144
	Marvell Technology Inc.	56,200	16,742
	Hewlett Packard Enterprise Co.	342,550	15,453
	Cisco Systems Inc.	117,600	13,813
	Corning Inc.	54,050	13,806
	Apple Inc.	46,500	13,455
	Applied Materials Inc.	17,500	12,653
	Infineon Technologies AG	126,878	11,952
	HP Inc.	517,850	11,362
*	Advanced Micro Devices Inc.	16,800	9,759
[1]	Telefonaktiebolaget LM Ericsson ADR	844,700	9,418
	Entegris Inc.	51,300	9,227
2

PRIMECAP Portfolio
		Shares	Market Value• ($000)
	Western Digital Corp.	11,700	7,473
*	Synopsys Inc.	16,300	7,271
	QUALCOMM Inc.	35,900	6,634
	Intuit Inc.	22,300	5,820
*	Fair Isaac Corp.	4,800	5,735
*	Palo Alto Networks Inc.	15,600	5,320
	Broadcom Inc.	11,400	4,306
	Jabil Inc.	10,600	4,086
	Dell Technologies Inc. Class C	8,800	3,797
	Qnity Electronics Inc.	19,283	3,149
*	Okta Inc.	20,000	2,729
*	Autodesk Inc.	12,600	2,450
			1,288,760
Materials (1.0%)
	Linde plc	21,500	11,157
*	Glencore plc	1,103,796	7,526
	Albemarle Corp.	49,200	6,644
	Dow Inc.	96,166	2,631
	Corteva Inc.	30,700	2,600
	DuPont de Nemours Inc.	12,855	1,744
			32,302
Total Common Stocks (Cost $1,214,413)			3,016,830
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[2,3]	Vanguard Market Liquidity Fund, 3.682% (Cost $94,960)	949,619	94,952
Total Investments (99.9%) (Cost $1,309,373)			3,111,782
Other Assets and Liabilities—Net (0.1%)			3,746
Net Assets (100%)			3,115,528
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,532.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,833 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
3

PRIMECAP Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,214,413)	3,016,830
Affiliated Issuers (Cost $94,960)	94,952
Total Investments in Securities	3,111,782
Investment in Vanguard	63
Receivables for Accrued Income	2,975
Receivables for Capital Shares Issued	11,657
Total Assets	3,126,477
Liabilities
Payables for Investment Securities Purchased	340
Collateral for Securities on Loan	5,833
Payables to Investment Advisor	1,065
Payables for Capital Shares Redeemed	3,473
Payables to Vanguard	237
Other Liabilities	1
Total Liabilities	10,949
Net Assets	3,115,528
1 Includes $5,532 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	1,248,783
Total Distributable Earnings (Loss)	1,866,745
Net Assets	3,115,528

Net Assets
Applicable to 44,570,574 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,115,528
Net Asset Value Per Share	$69.90

See accompanying Notes, which are an integral part of the Financial Statements.
4

PRIMECAP Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	13,952
Interest[2]	1,868
Securities Lending—Net	5
Total Income	15,825
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,948
Performance Adjustment	48
The Vanguard Group—Note C
Management and Administrative	2,312
Marketing and Distribution	74
Custodian Fees	33
Shareholders’ Reports and Proxy Fees	23
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	4,444
Net Investment Income	11,381
Realized Net Gain (Loss)
Investment Securities Sold[2]	61,042
Foreign Currencies	(19)
Realized Net Gain (Loss)	61,023
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	666,748
Foreign Currencies	(9)
Change in Unrealized Appreciation (Depreciation)	666,739
Net Increase (Decrease) in Net Assets Resulting from Operations	739,143

1	Dividends are net of foreign withholding taxes of $422.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,868, $4, and ($8), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

PRIMECAP Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,381	21,145
Realized Net Gain (Loss)	61,023	281,388
Change in Unrealized Appreciation (Depreciation)	666,739	243,971
Net Increase (Decrease) in Net Assets Resulting from Operations	739,143	546,504
Distributions
Total Distributions	(308,735)	(111,611)
Capital Share Transactions
Issued	186,767	222,912
Issued in Lieu of Cash Distributions	308,735	111,611
Redeemed	(199,247)	(328,303)
Net Increase (Decrease) from Capital Share Transactions	296,255	6,220
Total Increase (Decrease)	726,663	441,113
Net Assets
Beginning of Period	2,388,865	1,947,752
End of Period	3,115,528	2,388,865

See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$61.82	$50.94	$46.38	$38.81	$50.69	$45.21
Investment Operations
Net Investment Income[1]	.274	.541	.545	.534	.468	.356
Net Realized and Unrealized Gain (Loss) on Investments	15.879	13.304	5.612	9.693	(7.744)	8.959
Total from Investment Operations	16.153	13.845	6.157	10.227	(7.276)	9.315
Distributions
Dividends from Net Investment Income	(.713)	(.560)	(.565)	(.457)	(.390)	(.480)
Distributions from Realized Capital Gains	(7.360)	(2.405)	(1.032)	(2.200)	(4.214)	(3.355)
Total Distributions	(8.073)	(2.965)	(1.597)	(2.657)	(4.604)	(3.835)
Net Asset Value, End of Period	$69.90	$61.82	$50.94	$46.38	$38.81	$50.69
Total Return	31.21%	28.98%	13.41%	27.98%	-15.48%	21.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,116	$2,389	$1,948	$1,786	$1,419	$1,775
Ratio of Total Expenses to Average Net Assets	0.34%[2]	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	0.87%	1.02%	1.09%	1.28%	1.13%	0.73%
Portfolio Turnover Rate	3%	15%	5%	4%	3%	5%[3]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.00%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Portfolio
Notes to Financial Statements
The PRIMECAP Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
In February 2026, the Board of Trustees approved changing the Portfolio’s name to Vanguard Variable Insurance Funds PRIMECAP Portfolio to better reflect its existing investment strategy, which became effective in May 2026.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8

PRIMECAP Portfolio
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
PRIMECAP Management Company provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the S&P 500 Index since
December 31, 2025. For the six months ended June 30, 2026, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net increase of $48,000 (less than 0.01%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $63,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,915,100	101,730	—	3,016,830
Temporary Cash Investments	94,952	—	—	94,952
Total	3,010,052	101,730	—	3,111,782
E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,314,915
Gross Unrealized Appreciation	1,861,668
Gross Unrealized Depreciation	(64,801)
Net Unrealized Appreciation (Depreciation)	1,796,867
F.
During the six months ended June 30, 2026, the portfolio purchased $72,734,000 of investment securities and sold $83,704,000 of investment securities, other than temporary cash investments.
G.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	2,932	4,196
Issued in Lieu of Cash Distributions	6,134	2,364
Redeemed	(3,140)	(6,155)
Net Increase (Decrease) in Shares Outstanding	5,926	405
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
9

PRIMECAP Portfolio
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 47% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692CG 082026
10

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Diversified Value Portfolio

Contents
Financial Statements	1

Diversified Value Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.8%)
Communication Services (5.4%)
	Alphabet Inc. Class A	49,720	17,768
	Alphabet Inc. Class C	49,460	17,476
	Comcast Corp. Class A	634,368	15,574
	Omnicom Group Inc.	134,491	9,795
	Verizon Communications Inc.	193,240	8,182
*	Netflix Inc.	69,700	4,976
	WPP plc ADR	253,500	3,927
*	Charter Communications Inc. Class A	1,000	142
			77,840
Consumer Discretionary (7.0%)
	General Motors Co.	243,283	18,752
*	Airbnb Inc. Class A	92,900	13,294
	Magna International Inc.	173,575	11,397
	Genuine Parts Co.	83,100	9,804
	Sony Group Corp. ADR	432,300	8,672
	Lennar Corp. Class A	79,130	7,160
	Lowe's Cos. Inc.	32,100	7,078
*	Aptiv plc	102,000	6,261
*	Amazon.com Inc.	22,300	5,315
	NIKE Inc. Class B	121,500	4,988
	BorgWarner Inc. (XNYS)	40,200	2,669
	Booking Holdings Inc.	14,600	2,602
	Lithia Motors Inc.	8,000	2,324
			100,316
Consumer Staples (5.4%)
	Keurig Dr Pepper Inc.	409,000	13,387
	Constellation Brands Inc. Class A	77,200	10,738
	Coca-Cola Co.	121,200	9,850
	Kraft Heinz Co.	312,300	7,377
	Procter & Gamble Co.	47,800	7,009
	Sysco Corp.	80,300	6,711
	McCormick & Co. Inc.	125,148	6,310
	Mondelez International Inc. Class A	99,200	5,738
	J M Smucker Co.	46,700	5,254
	Unilever plc ADR	56,960	3,424
	Conagra Brands Inc.	132,400	1,782
			77,580
Energy (6.5%)
	APA Corp.	584,723	19,044
	Targa Resources Corp.	54,000	14,480
	ConocoPhillips	134,993	14,034
	Shell plc ADR	118,836	9,214
	TotalEnergies SE (XNYS) ADR	114,520	8,905
	Ovintiv Inc. (XNYS)	156,200	8,224
	Chevron Corp.	45,454	7,534
	SLB Ltd.	139,000	6,462
	NOV Inc.	241,015	4,471
	Phillips 66	1,004	170
			92,538
Financials (23.4%)
	American International Group Inc.	457,342	34,086
	Wells Fargo & Co.	306,233	25,307
	Capital One Financial Corp.	122,880	24,652
	US Bancorp	391,940	23,673
*	Fiserv Inc.	398,200	19,532
	First Citizens BancShares Inc. Class A	9,242	19,231
	Bank of America Corp. (XNYS)	240,600	13,709
	Citigroup Inc. (XNYS)	91,103	12,751
1

Diversified Value Portfolio
		Shares	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc. ADR	587,730	11,690
	State Street Corp.	68,910	11,687
	Corebridge Financial Inc.	395,300	11,317
	Ameriprise Financial Inc.	22,780	10,451
	Intercontinental Exchange Inc.	84,500	10,403
	Charles Schwab Corp.	112,600	10,390
	PNC Financial Services Group Inc.	39,500	9,726
	Willis Towers Watson plc	36,500	9,540
	Reinsurance Group of America Inc. Class A	39,600	8,421
	Global Payments Inc. (XNYS)	115,100	8,352
	Cullen / Frost Bankers Inc.	47,580	7,352
	Marsh & McLennan Cos. Inc.	40,800	6,800
	Truist Financial Corp.	133,400	6,646
	Blackstone Inc.	51,980	6,116
	Carlyle Group Inc.	143,300	6,034
	Nasdaq Inc.	71,100	5,604
	Synchrony Financial	70,700	5,377
	Fidelity National Information Services Inc.	120,960	4,703
	Raymond James Financial Inc.	30,700	4,667
	Equitable Holdings Inc.	91,400	4,011
	Citizens Financial Group Inc.	44,661	3,129
			335,357
Health Care (12.0%)
	Elevance Health Inc. (XNYS)	68,836	26,621
	Merck & Co. Inc.	169,320	21,758
	GE HealthCare Technologies Inc.	324,217	20,753
	Zimmer Biomet Holdings Inc.	173,911	14,972
	Medtronic plc	173,064	13,539
	Cigna Group	39,700	10,944
	Amgen Inc.	30,100	10,900
*	IQVIA Holdings Inc.	48,200	9,313
	UnitedHealth Group Inc.	21,900	9,102
*	Edwards Lifesciences Corp.	94,804	8,576
	Humana Inc.	17,600	6,991
	Labcorp Holdings Inc.	21,500	6,020
[1]	Alcon AG	86,910	5,832
*	Centene Corp.	60,960	3,913
	GSK plc ADR	57,332	3,005
			172,239
Industrials (11.0%)
	Parker-Hannifin Corp.	21,299	20,833
	Delta Air Lines Inc.	151,800	14,218
	General Dynamics Corp.	38,550	13,656
	CNH Industrial NV	919,334	10,324
	Union Pacific Corp.	34,500	9,384
	FedEx Corp.	29,233	9,154
	PACCAR Inc.	75,780	9,103
	AerCap Holdings NV	57,500	8,382
*	Uber Technologies Inc.	111,940	8,078
	Oshkosh Corp.	49,560	7,606
	Equifax Inc.	40,900	6,492
	Fortive Corp.	92,000	5,620
	Masco Corp.	61,900	5,037
*	Boeing Co.	22,800	4,935
	Leidos Holdings Inc.	44,700	4,603
	Deere & Co.	7,000	4,440
	Norfolk Southern Corp.	14,100	4,436
	Stanley Black & Decker Inc.	38,600	3,633
	Lockheed Martin Corp.	5,500	2,802
	Cummins Inc.	3,751	2,675
*	Fluor Corp.	47,550	2,491
			157,902
Information Technology (14.9%)
*	Workday Inc. Class A	219,700	26,896
	Salesforce Inc.	143,700	22,512
	QUALCOMM Inc.	86,350	15,957
*	F5 Inc.	35,800	14,891
	CDW Corp.	103,700	14,584
[1]	Telefonaktiebolaget LM Ericsson ADR	1,265,005	14,105
2

Diversified Value Portfolio
		Shares	Market Value• ($000)
	Microsoft Corp.	34,560	12,892
	Microchip Technology Inc.	122,590	11,180
*	Teledyne Technologies Inc.	16,500	11,004
	Motorola Solutions Inc.	23,571	9,789
*	Adobe Inc.	46,060	9,443
	TE Connectivity plc	43,960	8,863
*	Synopsys Inc.	19,410	8,658
*	Autodesk Inc.	40,160	7,808
[1]	SAP SE ADR	45,500	7,012
	Roper Technologies Inc.	17,200	5,820
	Cognizant Technology Solutions Corp. Class A	134,000	5,190
	Accenture plc Class A	33,200	4,131
*	Check Point Software Technologies Ltd.	16,960	2,229
			212,964
Materials (6.3%)
	Corteva Inc.	334,050	28,291
	PPG Industries Inc.	121,700	14,761
	Martin Marietta Materials Inc.	18,750	10,813
	Ecolab Inc.	36,350	10,127
	RPM International Inc.	74,620	8,294
	Air Products & Chemicals Inc.	27,410	8,036
*	Amrize Ltd.	117,500	6,263
	Olin Corp.	144,300	2,860
			89,445
Real Estate (0.6%)
	Equity LifeStyle Properties Inc.	83,640	5,391
*	CBRE Group Inc. Class A	24,300	3,273
			8,664
Utilities (2.3%)
	Dominion Energy Inc.	189,000	12,907
	Xcel Energy Inc.	110,090	8,840
	American Water Works Co. Inc.	59,330	7,807
	PPL Corp.	74,055	2,692
			32,246
Total Common Stocks (Cost $1,327,876)			1,357,091
Temporary Cash Investments (5.8%)
Money Market Fund (5.8%)
[2,3]	Vanguard Market Liquidity Fund, 3.682% (Cost $82,114)	821,187	82,110
Total Investments (100.6%) (Cost $1,409,990)			1,439,201
Other Assets and Liabilities—Net (-0.6%)			(8,213)
Net Assets (100%)			1,430,988
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,174.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,747 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	72	27,174	84
E-mini S&P Mid-Cap 400 Index	September 2026	17	6,605	88
				172

See accompanying Notes, which are an integral part of the Financial Statements.
3

Diversified Value Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,327,876)	1,357,091
Affiliated Issuers (Cost $82,114)	82,110
Total Investments in Securities	1,439,201
Investment in Vanguard	31
Cash	16
Cash Collateral Pledged—Futures Contracts	2,151
Receivables for Investment Securities Sold	1,665
Receivables for Accrued Income	1,724
Receivables for Capital Shares Issued	622
Variation Margin Receivable—Futures Contracts	225
Total Assets	1,445,635
Liabilities
Payables for Investment Securities Purchased	1,872
Collateral for Securities on Loan	11,747
Payables to Investment Advisor	429
Payables for Capital Shares Redeemed	505
Payables to Vanguard	94
Total Liabilities	14,647
Net Assets	1,430,988
1 Includes $11,174 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	1,322,770
Total Distributable Earnings (Loss)	108,218
Net Assets	1,430,988

Net Assets
Applicable to 106,423,179 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,430,988
Net Asset Value Per Share	$13.45

See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Value Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	13,148
Interest[2]	1,173
Securities Lending—Net	11
Total Income	14,332
Expenses
Investment Advisory Fees—Note B
Basic Fee	866
Performance Adjustment	59
The Vanguard Group—Note C
Management and Administrative	1,011
Marketing and Distribution	44
Custodian Fees	57
Shareholders’ Reports	23
Trustees’ Fees and Expenses	1
Other Expenses	4
Total Expenses	2,065
Net Investment Income	12,267
Realized Net Gain (Loss)
Investment Securities Sold[2]	68,745
Futures Contracts	2,537
Foreign Currencies	—
Realized Net Gain (Loss)	71,282
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(41,315)
Futures Contracts	162
Change in Unrealized Appreciation (Depreciation)	(41,153)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,396

1	Dividends are net of foreign withholding taxes of $126.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,130, ($3), and ($4), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Value Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,267	20,888
Realized Net Gain (Loss)	71,282	323,768
Change in Unrealized Appreciation (Depreciation)	(41,153)	(134,285)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,396	210,371
Distributions
Total Distributions	(347,292)	(132,584)
Capital Share Transactions
Issued	71,164	118,707
Issued in Lieu of Cash Distributions	347,292	132,584
Redeemed	(125,625)	(246,350)
Net Increase (Decrease) from Capital Share Transactions	292,831	4,941
Total Increase (Decrease)	(12,065)	82,728
Net Assets
Beginning of Period	1,443,053	1,360,325
End of Period	1,430,988	1,443,053

See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Value Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.47	$16.65	$15.63	$14.01	$17.45	$13.74
Investment Operations
Net Investment Income[1]	.129	.249	.264	.245	.204	.183
Net Realized and Unrealized Gain (Loss) on Investments	.140	2.232	1.988	2.384	(2.034)	3.940
Total from Investment Operations	.269	2.481	2.252	2.629	(1.830)	4.123
Distributions
Dividends from Net Investment Income	(.259)	(.267)	(.267)	(.210)	(.181)	(.174)
Distributions from Realized Capital Gains	(4.030)	(1.394)	(.965)	(.799)	(1.429)	(.239)
Total Distributions	(4.289)	(1.661)	(1.232)	(1.009)	(1.610)	(.413)
Net Asset Value, End of Period	$13.45	$17.47	$16.65	$15.63	$14.01	$17.45
Total Return	3.05%	16.83%	14.89%	20.13%	-11.49%	30.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,431	$1,443	$1,360	$1,147	$1,070	$1,229
Ratio of Total Expenses to Average Net Assets[2]	0.29%	0.28%	0.28%[3]	0.29%	0.29%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.55%	1.63%	1.71%	1.38%	1.14%
Portfolio Turnover Rate	18%	79%	35%	19%	25%	25%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.01%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.28%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Diversified Value Portfolio
Notes to Financial Statements
The Diversified Value Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in
8

Diversified Value Portfolio
Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
The investment advisory firms Aristotle Capital Management, LLC, Harris Associates L.P., and Hotchkis and Wiley Capital Management, LLC, each provide investment advisory services to a portion of the portfolio. The basic fee for each advisor is calculated at an annual percentage rate of average net assets managed by the advisor. Beginning January 1, 2027, the basic fees of Aristotle Capital Management, LLC, and Harris Associates L.P. will be subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index since December 31, 2025. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding five years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the portfolio’s average net assets, before a net increase of $59,000 (0.01%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.
E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,412,770
Gross Unrealized Appreciation	154,279
Gross Unrealized Depreciation	(127,676)
Net Unrealized Appreciation (Depreciation)	26,603
F.
During the six months ended June 30, 2026, the portfolio purchased $243,178,000 of investment securities and sold $279,908,000 of investment securities, other than temporary cash investments.
9

Diversified Value Portfolio
G.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	4,675	7,236
Issued in Lieu of Cash Distributions	27,411	9,056
Redeemed	(8,260)	(15,406)
Net Increase (Decrease) in Shares Outstanding	23,826	886
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 41% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692DV 082026
10

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Equity Income Portfolio

Contents
Financial Statements	1

Equity Income Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (96.7%)
Communication Services (3.0%)
Walt Disney Co.	337,044	32,440
T-Mobile US Inc.	180,730	30,314
Comcast Corp. Class A	287,693	7,063
Verizon Communications Inc.	87,665	3,712
AT&T Inc.	106,479	2,204
		75,733
Consumer Discretionary (3.7%)
Dick's Sporting Goods Inc.	94,401	21,411
Industria de Diseno Textil SA	276,274	17,414
Home Depot Inc.	27,645	9,750
BorgWarner Inc. (XNYS)	78,333	5,201
Lear Corp.	38,325	5,138
Williams-Sonoma Inc.	20,440	4,765
Domino's Pizza Inc.	15,574	4,611
Las Vegas Sands Corp.	99,412	4,592
TJX Cos. Inc.	26,093	3,953
McDonald's Corp.	12,953	3,501
Bath & Body Works Inc.	107,835	2,494
Signet Jewelers Ltd.	27,743	2,391
Travel & Leisure Co.	31,257	2,389
Lowe's Cos. Inc.	10,658	2,350
Ralph Lauren Corp.	5,299	2,127
Phinia Inc.	11,665	961
		93,048
Consumer Staples (8.1%)
Unilever plc ADR	527,443	31,710
Keurig Dr Pepper Inc.	876,090	28,674
Philip Morris International Inc.	136,318	24,661
Archer-Daniels-Midland Co.	226,788	17,327
Procter & Gamble Co.	117,493	17,229
Kimberly-Clark Corp.	121,987	13,390
Pernod Ricard SA	147,103	10,693
PepsiCo Inc.	76,371	10,341
Coca-Cola Co.	106,738	8,675
Constellation Brands Inc. Class A	54,588	7,593
Colgate-Palmolive Co.	80,155	7,349
Nomad Foods Ltd.	448,352	4,909
Kroger Co.	87,255	4,845
Ingredion Inc.	46,198	4,375
Walmart Inc.	37,568	4,255
Molson Coors Beverage Co. Class B	108,920	4,244
Sysco Corp.	33,417	2,793
Albertsons Cos. Inc. Class A	12,586	170
		203,233
Energy (7.7%)
Diamondback Energy Inc.	258,666	45,468
ConocoPhillips	250,620	26,054
Exxon Mobil Corp.	181,378	24,798
Williams Cos. Inc.	300,273	22,322
Targa Resources Corp.	73,345	19,667
EQT Corp.	322,801	17,163
Marathon Petroleum Corp.	30,222	7,727
Chevron Corp.	44,037	7,300
EOG Resources Inc.	43,141	5,597
Occidental Petroleum Corp.	95,873	4,657
Matador Resources Co.	87,639	4,363
Magnolia Oil & Gas Corp. Class A	155,054	3,966
SLB Ltd.	58,250	2,708
1

Equity Income Portfolio
	Shares	Market Value• ($000)
Valero Energy Corp.	2,774	722
NOV Inc.	27,671	513
		193,025
Financials (20.2%)
Bank of America Corp. (XNYS)	946,234	53,916
Huntington Bancshares Inc.	1,885,425	33,429
M&T Bank Corp.	121,537	28,927
JPMorgan Chase & Co. (XYNS)	86,214	28,220
American International Group Inc.	353,864	26,373
Marsh & McLennan Cos. Inc.	157,779	26,297
Progressive Corp.	93,768	20,484
Charles Schwab Corp.	219,881	20,288
Capital One Financial Corp.	96,078	19,275
Nasdaq Inc.	241,431	19,030
Raymond James Financial Inc.	124,802	18,974
Visa Inc. Class A (XNYS)	53,681	18,417
Intercontinental Exchange Inc.	141,767	17,453
Ares Management Corp. Class A	149,577	16,649
S&P Global Inc.	39,556	16,110
Regions Financial Corp.	521,896	15,761
Wells Fargo & Co.	170,610	14,099
Blackrock Inc.	9,377	9,017
PNC Financial Services Group Inc.	33,071	8,143
MetLife Inc.	75,643	6,400
Hartford Insurance Group Inc.	45,255	5,997
Ameriprise Financial Inc.	12,672	5,813
Synchrony Financial	76,130	5,790
PROG Holdings Inc.	117,567	5,480
Pinnacle Financial Partners Inc.	50,990	5,144
MGIC Investment Corp.	176,558	4,979
SEI Investments Co.	56,711	4,974
Commerce Bancshares Inc.	85,875	4,959
Southstate Bank Corp.	48,924	4,888
Essent Group Ltd.	75,855	4,876
Assured Guaranty Ltd.	57,531	4,612
MSCI Inc.	8,198	4,591
Western Alliance Bancorp	55,733	4,581
Goldman Sachs Group Inc. (XYNS)	4,296	4,345
Jackson Financial Inc. Class A	42,139	4,315
Morgan Stanley	17,159	3,587
Citigroup Inc. (XNYS)	24,353	3,408
Aflac Inc.	17,708	2,076
Wintrust Financial Corp.	5,188	834
FNB Corp.	37,273	711
Primerica Inc.	1,647	468
Hilltop Holdings Inc.	11,279	437
Chubb Ltd.	700	239
		504,366
Health Care (15.4%)
Merck & Co. Inc.	484,279	62,230
Johnson & Johnson	225,564	57,287
Elevance Health Inc. (XNYS)	76,390	29,542
Gilead Sciences Inc.	233,559	29,508
CVS Health Corp.	237,821	24,603
Cardinal Health Inc.	93,581	22,231
AstraZeneca plc ADR	102,967	19,525
Roche Holding AG	42,004	17,267
Eli Lilly & Co.	14,001	16,793
Zoetis Inc.	229,367	16,482
Becton Dickinson & Co.	108,669	16,445
Danaher Corp.	63,826	12,158
Pfizer Inc.	503,088	12,114
AbbVie Inc.	42,640	10,730
Abbott Laboratories	109,382	9,925
Bristol-Myers Squibb Co.	156,423	9,013
UnitedHealth Group Inc.	19,422	8,072
Cigna Group	26,138	7,206
Amgen Inc.	6,324	2,290
2

Equity Income Portfolio
		Shares	Market Value• ($000)
	Medtronic plc	7,214	564
			383,985
Industrials (10.2%)
	Automatic Data Processing Inc.	118,180	26,466
	Ferguson Enterprises Inc.	95,647	22,700
	Caterpillar Inc. (XNYS)	19,614	20,887
	Eaton Corp. plc	46,516	19,821
	L3Harris Technologies Inc.	67,806	19,704
	Sunbelt Rentals Holdings Inc.	233,352	17,023
	Emerson Electric Co.	117,273	16,788
	PACCAR Inc.	134,575	16,165
*	Honeywell Aerospace Inc.	58,240	12,876
	Honeywell International Inc.	36,191	8,103
	Cummins Inc.	10,952	7,811
[1]	Owens Corning	40,597	6,453
	Oshkosh Corp.	36,924	5,667
	General Dynamics Corp.	15,435	5,468
	Ryder System Inc.	20,726	5,467
	Otis Worldwide Corp.	73,317	5,250
	RTX Corp.	25,613	4,860
	SS&C Technologies Holdings Inc.	73,136	4,538
	A O Smith Corp.	64,043	4,017
	Union Pacific Corp.	13,681	3,721
	Genpact Ltd.	124,761	3,431
	Toro Co.	32,701	3,186
	Booz Allen Hamilton Holding Corp.	46,535	2,823
	Apogee Enterprises Inc.	58,481	2,675
	Masco Corp.	32,839	2,672
	Lockheed Martin Corp.	4,001	2,038
	Northrop Grumman Corp.	3,695	1,882
	UFP Industries Inc.	11,334	1,028
	FedEx Corp.	2,910	911
	ABM Industries Inc.	12,077	534
	Waste Management Inc.	1,229	274
			255,239
Information Technology (16.3%)
	Broadcom Inc.	521,028	196,818
	Cisco Systems Inc.	356,178	41,837
	TE Connectivity plc	147,851	29,808
	Microsoft Corp.	67,055	25,013
	NXP Semiconductors NV	71,731	20,159
	NVIDIA Corp.	83,152	16,638
	Roper Technologies Inc.	40,676	13,764
	QUALCOMM Inc.	60,627	11,203
	NetApp Inc. (XNGS)	69,854	10,811
	KLA Corp.	19,098	5,762
	Accenture plc Class A	45,639	5,679
	HP Inc.	245,930	5,396
	Texas Instruments Inc.	16,818	5,013
	Oracle Corp.	32,453	4,756
	International Business Machines Corp.	16,315	4,588
	Intuit Inc.	14,604	3,812
	Analog Devices Inc.	5,793	2,301
	Kulicke & Soffa Industries Inc.	12,317	1,647
	Amdocs Ltd.	27,352	1,382
	Dell Technologies Inc. Class C	2,591	1,118
			407,505
Materials (3.2%)
	Anglo American plc	476,838	23,390
	Avery Dennison Corp.	130,118	21,125
	PPG Industries Inc.	128,547	15,592
	Reliance Inc.	14,548	5,435
	NewMarket Corp.	6,571	5,199
	Linde plc	9,352	4,853
	CF Industries Holdings Inc.	23,009	2,491
	Eastman Chemical Co.	19,517	1,307
	RPM International Inc.	4,084	454
3

Equity Income Portfolio
		Shares	Market Value• ($000)
	Innospec Inc.	3,194	260
			80,106
Real Estate (2.2%)
	Crown Castle Inc.	304,422	23,054
	Sun Communities Inc.	139,502	16,728
	Weyerhaeuser Co.	606,777	14,526
			54,308
Utilities (6.7%)
	American Electric Power Co. Inc.	189,525	25,929
	American Water Works Co. Inc.	157,490	20,723
	Sempra	204,485	18,958
	Dominion Energy Inc.	251,241	17,157
	PPL Corp.	454,024	16,504
	Atmos Energy Corp.	89,408	15,402
	NextEra Energy Inc.	114,943	10,089
	Duke Energy Corp.	62,239	7,878
	Edison International	81,408	6,061
	Exelon Corp.	125,637	5,857
	Public Service Enterprise Group Inc.	71,756	5,824
	UGI Corp.	134,403	4,642
[1]	National Fuel Gas Co.	59,614	4,603
	PG&E Corp.	266,962	4,490
	Eversource Energy	41,210	2,978
			167,095
Total Common Stocks (Cost $2,168,938)			2,417,643
Temporary Cash Investments (3.2%)
Money Market Fund (2.6%)
[2,3]	Vanguard Market Liquidity Fund, 3.682%	638,660	63,860
		Face Amount ($000)
Repurchase Agreement (0.6%)
	BNP Paribas Securities Corp. 3.650%, 7/1/2026 (Dated 6/30/2026, Repurchase Value $16,102, collateralized by U.S. Government Agency Obligations 1.970%–7.000%, 8/1/2032–3/20/2066, with a value of $16,422)	16,100	16,100
Total Temporary Cash Investments (Cost $79,960)			79,960
Total Investments (99.9%) (Cost $2,248,898)			2,497,603
Other Assets and Liabilities—Net (0.1%)			2,434
Net Assets (100%)			2,500,037
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,161.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,176 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	172	64,915	402

4

Equity Income Portfolio
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American International Group Inc.	5/5/2028	JPMC	463	(4.276)	—	(2)
Elevance Health Inc.	5/5/2028	JPMC	5,642	(4.276)	—	(361)
NetApp Inc.	5/5/2028	JPMC	6,838	(3.876)	—	(520)
NetApp Inc.	12/10/2029	CITNA	8,324	(4.275)	—	(324)
Raymond James Financial Inc.	5/5/2028	JPMC	117	(3.623)	—	(5)
					—	(1,212)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Equity Income Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,185,038)	2,433,743
Affiliated Issuers (Cost $63,860)	63,860
Total Investments in Securities	2,497,603
Investment in Vanguard	54
Cash	26
Cash Collateral Pledged—Futures Contracts	4,501
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,460
Receivables for Investment Securities Sold	3,965
Receivables for Accrued Income	3,978
Receivables for Capital Shares Issued	1,611
Variation Margin Receivable—Futures Contracts	428
Total Assets	2,513,626
Liabilities
Payables for Investment Securities Purchased	5,946
Collateral for Securities on Loan	2,176
Payables to Investment Advisor	327
Payables for Capital Shares Redeemed	3,661
Payables to Vanguard	267
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,212
Total Liabilities	13,589
Net Assets	2,500,037
1 Includes $2,161 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	2,069,045
Total Distributable Earnings (Loss)	430,992
Net Assets	2,500,037

Net Assets
Applicable to 100,941,929 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,500,037
Net Asset Value Per Share	$24.77

See accompanying Notes, which are an integral part of the Financial Statements.
6

Equity Income Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	29,077
Interest[2]	1,191
Securities Lending—Net	—
Total Income	30,268
Expenses
Investment Advisory Fees—Note B
Basic Fee	933
Performance Adjustment	(137)
The Vanguard Group—Note C
Management and Administrative	2,542
Marketing and Distribution	72
Custodian Fees	13
Shareholders’ Reports	19
Trustees’ Fees and Expenses	1
Other Expenses	26
Total Expenses	3,469
Expenses Paid Indirectly	(3)
Net Expenses	3,466
Net Investment Income	26,802
Realized Net Gain (Loss)
Investment Securities Sold[2]	153,502
Futures Contracts	6,097
Swap Contracts	10,239
Foreign Currencies	(1)
Realized Net Gain (Loss)	169,837
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(4,070)
Futures Contracts	370
Swap Contracts	482
Foreign Currencies	(20)
Change in Unrealized Appreciation (Depreciation)	(3,238)
Net Increase (Decrease) in Net Assets Resulting from Operations	193,401

1	Dividends include foreign tax reclaims of $214 and are net of foreign withholding taxes of $157.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $826, ($5), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Income Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,802	52,650
Realized Net Gain (Loss)	169,837	235,776
Change in Unrealized Appreciation (Depreciation)	(3,238)	60,901
Net Increase (Decrease) in Net Assets Resulting from Operations	193,401	349,327
Distributions
Total Distributions	(296,194)	(222,972)
Capital Share Transactions
Issued	167,955	200,132
Issued in Lieu of Cash Distributions	296,194	222,972
Redeemed	(246,139)	(303,817)
Net Increase (Decrease) from Capital Share Transactions	218,010	119,287
Total Increase (Decrease)	115,217	245,642
Net Assets
Beginning of Period	2,384,820	2,139,178
End of Period	2,500,037	2,384,820

See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Income Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.22	$25.06	$23.91	$24.11	$27.81	$23.07
Investment Operations
Net Investment Income[1]	.280	.583	.649	.669	.665	.625
Net Realized and Unrealized Gain (Loss) on Investments	1.585	3.229	2.797	1.035	(.756)	5.089
Total from Investment Operations	1.865	3.812	3.446	1.704	(.091)	5.714
Distributions
Dividends from Net Investment Income	(.588)	(.657)	(.739)	(.644)	(.687)	(.506)
Distributions from Realized Capital Gains	(2.727)	(1.995)	(1.557)	(1.260)	(2.922)	(.468)
Total Distributions	(3.315)	(2.652)	(2.296)	(1.904)	(3.609)	(.974)
Net Asset Value, End of Period	$24.77	$26.22	$25.06	$23.91	$24.11	$27.81
Total Return	8.19%	16.80%	15.12%	8.10%	-0.66%	25.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,500	$2,385	$2,139	$1,989	$1,978	$1,898
Ratio of Total Expenses to Average Net Assets[2]	0.28%[3]	0.29%[3]	0.29%[4]	0.29%[3]	0.30%[3]	0.30%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.36%	2.67%	2.95%	2.73%	2.45%
Portfolio Turnover Rate	33%	58%	45%	48%	46%	41%[5]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), 0.00%, 0.01%, and 0.01%.
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.28%, 0.29%, 0.29%, and 0.30%, respectively.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.29%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Income Portfolio
Notes to Financial Statements
The Equity Income Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in
10

Equity Income Portfolio
accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the portfolio’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
11

Equity Income Portfolio
B.
Wellington Management Company LLP provides investment advisory services to a portion of the portfolio for a basic fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $149,000 for the six months ended June 30, 2026.
For the six months ended June 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.08% of the portfolio’s average net assets, before a net decrease of $137,000 (0.01%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $54,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the six months ended June 30, 2026, these arrangements reduced the portfolio’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
E.
Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,331,856	85,787	—	2,417,643
Temporary Cash Investments	63,860	16,100	—	79,960
Total	2,395,716	101,887	—	2,497,603

Derivative Financial Instruments
Assets
Futures Contracts[1]	402	—	—	402
Liabilities
Swap Contracts	—	(1,212)	—	(1,212)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

F.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,251,774
Gross Unrealized Appreciation	395,509
Gross Unrealized Depreciation	(149,278)
Net Unrealized Appreciation (Depreciation)	246,231
G.
During the six months ended June 30, 2026, the portfolio purchased $796,692,000 of investment securities and sold $851,050,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six
12

Equity Income Portfolio
months ended June 30, 2026, such purchases were $5,160,000 and sales were $13,119,000, resulting in net realized gain of $512,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	6,502	8,112
Issued in Lieu of Cash Distributions	12,979	9,779
Redeemed	(9,503)	(12,293)
Net Increase (Decrease) in Shares Outstanding	9,978	5,598
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 42% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692Equc 082026
13

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
Growth Portfolio

Contents
Financial Statements	1

Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Communication Services (16.4%)
	Alphabet Inc. Class C	563,741	199,186
	Meta Platforms Inc. Class A	59,882	33,731
*	Netflix Inc.	342,006	24,419
*	Spotify Technology SA	38,840	17,833
*,1	Space Exploration Technologies Corp. Class A	47,517	8,119
			283,288
Consumer Discretionary (8.4%)
*	Tesla Inc.	165,144	69,460
*	Amazon.com Inc.	95,013	22,645
*	DoorDash Inc. Class A	100,688	18,580
	Hilton Worldwide Holdings Inc.	43,634	14,419
	Starbucks Corp.	118,624	12,122
	Ross Stores Inc.	35,498	7,556
			144,782
Financials (5.9%)
	Mastercard Inc. Class A	75,165	38,605
	MSCI Inc.	21,892	12,260
	KKR & Co. Inc.	120,534	11,063
*	Corpay Inc.	27,385	9,126
	Nasdaq Inc.	105,974	8,353
	Tradeweb Markets Inc. Class A	78,826	7,856
	Visa Inc. Class A (XNYS)	21,853	7,497
	Morgan Stanley	18,312	3,828
	American Express Co.	7,127	2,411
			100,999
Health Care (7.3%)
	Eli Lilly & Co.	56,718	68,029
*	Intuitive Surgical Inc.	40,821	16,234
*	Natera Inc.	58,613	15,910
*	IDEXX Laboratories Inc.	25,689	13,524
	Stryker Corp.	39,827	12,539
			126,236
Industrials (7.8%)
	General Electric Co.	72,948	27,263
	Vertiv Holdings Co. Class A	69,946	23,419
*	Axon Enterprise Inc.	33,582	18,826
	Fastenal Co.	327,020	15,707
	Caterpillar Inc. (XNYS)	13,243	14,102
*	Uber Technologies Inc.	129,783	9,365
	Eaton Corp. plc	17,851	7,607
	Cummins Inc.	10,166	7,251
	Waste Connections Inc. (XTSE)	39,371	6,563
	GE Vernova Inc.	4,502	5,289
			135,392
Information Technology (52.3%)
	NVIDIA Corp.	1,119,856	224,072
	Broadcom Inc.	237,719	89,798
	Apple Inc.	257,602	74,540
	Microsoft Corp.	122,495	45,693
	Micron Technology Inc.	38,603	44,559
	Corning Inc.	133,072	33,991
*	Sandisk Corp.	14,776	33,597
*	Advanced Micro Devices Inc.	47,849	27,796
	Seagate Technology Holdings plc	28,035	27,054
*	Cadence Design Systems Inc.	72,067	27,048
	Jabil Inc.	69,701	26,868
	Western Digital Corp.	41,578	26,557
*	Arista Networks Inc.	149,363	25,374
1

Growth Portfolio
		Shares	Market Value• ($000)
*	Shopify Inc. Class A (XTSE)	220,154	25,137
*	Palo Alto Networks Inc.	69,956	23,856
	KLA Corp.	75,447	22,763
*	Cloudflare Inc. Class A	90,678	22,241
*	Flex Ltd.	130,333	21,123
	Dell Technologies Inc. Class C	48,500	20,926
*	Datadog Inc. Class A	77,624	20,210
	Amphenol Corp. Class A	66,342	11,697
	Lam Research Corp.	24,793	10,744
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,826	9,468
	International Business Machines Corp.	29,845	8,393
*	Palantir Technologies Inc. Class A	5,954	695
			904,200
Real Estate (0.9%)
	Welltower Inc.	68,451	15,537
Total Common Stocks (Cost $1,373,080)			1,710,434
Temporary Cash Investments (1.7%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 3.682%	29,083	2,908
		Face Amount ($000)
Repurchase Agreement (1.6%)
	Bank of America Securities, LLC 3.650%, 7/1/2026 (Dated 6/30/2026, Repurchase Value $27,303, collateralized by U.S. Government Agency Obligations 2.500%–7.000%, 8/1/2028–5/20/2056, with a value of $27,846)	27,300	27,300
Total Temporary Cash Investments (Cost $30,208)			30,208
Total Investments (100.7%) (Cost $1,403,288)			1,740,642
Other Assets and Liabilities—Net (-0.7%)			(12,873)
Net Assets (100%)			1,727,769
Cost is in $000.

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,956.
2Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3Collateral of $2,906 was received for securities on loan.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,400,380)	1,737,734
Affiliated Issuers (Cost $2,908)	2,908
Total Investments in Securities	1,740,642
Investment in Vanguard	38
Cash	4
Receivables for Investment Securities Sold	21,277
Receivables for Accrued Income	75
Receivables for Capital Shares Issued	2,232
Total Assets	1,764,268
Liabilities
Payables for Investment Securities Purchased	32,252
Collateral for Securities on Loan	2,906
Payables to Investment Advisor	358
Payables for Capital Shares Redeemed	809
Payables to Vanguard	174
Total Liabilities	36,499
Net Assets	1,727,769
1 Includes $2,956 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	1,157,288
Total Distributable Earnings (Loss)	570,481
Net Assets	1,727,769

Net Assets
Applicable to 57,040,857 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,727,769
Net Asset Value Per Share	$30.29

See accompanying Notes, which are an integral part of the Financial Statements.
3

Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	3,759
Interest	244
Securities Lending—Net	1
Total Income	4,004
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,261
Performance Adjustment	(485)
The Vanguard Group—Note C
Management and Administrative	1,998
Marketing and Distribution	54
Custodian Fees	6
Shareholders’ Reports and Proxy Fees	22
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	2,861
Expenses Paid Indirectly	(3)
Net Expenses	2,858
Net Investment Income	1,146
Realized Net Gain (Loss)
Investment Securities Sold[2]	238,089
Foreign Currencies	(1)
Realized Net Gain (Loss)	238,088
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(203,993)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,241

1	Dividends are net of foreign withholding taxes of $38.
2
Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were less than $1. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Growth Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,146	2,440
Realized Net Gain (Loss)	238,088	280,780
Change in Unrealized Appreciation (Depreciation)	(203,993)	(27,996)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,241	255,224
Distributions
Total Distributions	(283,378)	(93,467)
Capital Share Transactions
Issued	84,646	253,883
Issued in Lieu of Cash Distributions	283,378	93,467
Redeemed	(165,581)	(324,693)
Net Increase (Decrease) from Capital Share Transactions	202,443	22,657
Total Increase (Decrease)	(45,694)	184,414
Net Assets
Beginning of Period	1,773,463	1,589,049
End of Period	1,727,769	1,773,463

See accompanying Notes, which are an integral part of the Financial Statements.
5

Growth Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$36.68	$33.64	$25.34	$18.13	$38.27	$35.94
Investment Operations
Net Investment Income (Loss)[1]	.022	.051	.071	.078	.060	(.013)
Net Realized and Unrealized Gain (Loss) on Investments	(.363)	5.015	8.311	7.184	(10.288)	5.826
Total from Investment Operations	(.341)	5.066	8.382	7.262	(10.228)	5.813
Distributions
Dividends from Net Investment Income	(.050)	(.072)	(.082)	(.052)	—	(.013)
Distributions from Realized Capital Gains	(5.999)	(1.954)	—	—	(9.912)	(3.470)
Total Distributions	(6.049)	(2.026)	(.082)	(.052)	(9.912)	(3.483)
Net Asset Value, End of Period	$30.29	$36.68	$33.64	$25.34	$18.13	$38.27
Total Return	2.18%	16.89%	33.14%	40.13%	-33.37%	17.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,728	$1,773	$1,589	$1,214	$856	$1,337
Ratio of Total Expenses to Average Net Assets[2]	0.34%[3]	0.36%[3]	0.34%[4]	0.33%[3]	0.34%[3]	0.41%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%	0.15%	0.24%	0.35%	0.27%	(0.04%)
Portfolio Turnover Rate	48%	49%	41%	37%	33%	66%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.04%), (0.06%), (0.07%), (0.06%), and 0.02%.
3
The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%, 0.36%, 0.33%, and 0.34% for 2026, 2025, 2023, and 2022 respectively.

4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.34%.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Growth Portfolio
Notes to Financial Statements
The Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
7

Growth Portfolio
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Wellington Management Company LLP, provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the Russell 1000
Growth Index for the preceding three years. For the six months ended June 30, 2026, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $485,000 (0.06%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $38,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
The portfolio has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the portfolio part of the commissions generated. Such rebates are used solely to reduce the portfolio’s management and administrative expenses. For the six months ended June 30, 2026, these arrangements reduced the portfolio’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
E.
Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,710,434	—	—	1,710,434
Temporary Cash Investments	2,908	27,300	—	30,208
Total	1,713,342	27,300	—	1,740,642
F.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,406,330
Gross Unrealized Appreciation	389,554
Gross Unrealized Depreciation	(55,242)
Net Unrealized Appreciation (Depreciation)	334,312
G.
During the six months ended June 30, 2026, the portfolio purchased $802,665,000 of investment securities and sold $887,199,000 of investment securities, other than temporary cash investments.
8

Growth Portfolio
The portfolio purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $8,025,000 and sales were $0, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	2,750	7,657
Issued in Lieu of Cash Distributions	11,122	3,320
Redeemed	(5,175)	(9,868)
Net Increase (Decrease) in Shares Outstanding	8,697	1,109
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 58% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692G 082026
9

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
High Yield Bond Portfolio

Contents
Financial Statements	1

High Yield Bond Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (4.9%)
U.S. Government Securities (4.9%)
	United States Treasury Note/Bond	0.000%	6/30/2027	2,227	2,208
[1]	United States Treasury Note/Bond	2.750%	7/31/2027	7,250	7,144
[1]	United States Treasury Note/Bond	3.875%	7/31/2027	3,310	3,301
	United States Treasury Note/Bond	3.500%	9/30/2027	1,429	1,418
	United States Treasury Note/Bond	4.000%	12/15/2027	129	129
	United States Treasury Note/Bond	3.625%	3/31/2028	2,198	2,178
	United States Treasury Note/Bond	3.500%	4/30/2028	6,000	5,929
	United States Treasury Note/Bond	3.875%	7/15/2028	421	419
	United States Treasury Note/Bond	1.000%	7/31/2028	279	262
	United States Treasury Note/Bond	2.875%	8/15/2028	167	163
	United States Treasury Note/Bond	3.625%	8/15/2028	1,800	1,780
[1,2]	United States Treasury Note/Bond	3.375%	9/15/2028	2,500	2,458
	United States Treasury Note/Bond	1.250%	9/30/2028	28	26
	United States Treasury Note/Bond	3.500%	11/15/2028	840	827
	United States Treasury Note/Bond	1.500%	11/30/2028	28	26
	United States Treasury Note/Bond	1.875%	2/28/2029	1,000	943
	United States Treasury Note/Bond	2.375%	3/31/2029	1,000	954
	United States Treasury Note/Bond	2.875%	4/30/2029	1,979	1,911
	United States Treasury Note/Bond	4.625%	4/30/2029	28	28
	United States Treasury Note/Bond	4.500%	5/31/2029	85	86
	United States Treasury Note/Bond	2.625%	7/31/2029	717	685
[2]	United States Treasury Note/Bond	4.000%	7/31/2029	1,830	1,821
	United States Treasury Note/Bond	3.500%	9/30/2029	1,500	1,470
	United States Treasury Note/Bond	3.875%	12/31/2029	707	701
	United States Treasury Note/Bond	4.250%	1/31/2030	1,744	1,749
	United States Treasury Note/Bond	3.625%	3/31/2030	2,000	1,961
	United States Treasury Note/Bond	4.000%	3/31/2030	124	123
	United States Treasury Note/Bond	3.500%	4/30/2030	97	94
	United States Treasury Note/Bond	3.875%	6/30/2030	2,000	1,977
	United States Treasury Note/Bond	3.875%	7/31/2030	915	904
	United States Treasury Note/Bond	4.000%	7/31/2030	67	67
	United States Treasury Note/Bond	4.125%	8/31/2030	77	77
[2]	United States Treasury Note/Bond	3.500%	11/30/2030	689	670
	United States Treasury Note/Bond	3.750%	12/31/2030	78	77
	United States Treasury Note/Bond	4.625%	5/31/2031	67	68
	United States Treasury Note/Bond	4.125%	7/31/2031	141	140
	United States Treasury Note/Bond	1.250%	8/15/2031	263	227
	United States Treasury Note/Bond	3.750%	8/31/2031	350	342
	United States Treasury Note/Bond	4.125%	10/31/2031	81	80
	United States Treasury Note/Bond	1.375%	11/15/2031	20	17
	United States Treasury Note/Bond	4.125%	11/30/2031	1	1
	United States Treasury Note/Bond	1.875%	2/15/2032	48	43
	United States Treasury Note/Bond	4.125%	2/29/2032	14	14
	United States Treasury Note/Bond	3.875%	8/31/2032	1,000	979
	United States Treasury Note/Bond	4.000%	2/15/2034	87	85
	United States Treasury Note/Bond	4.375%	5/15/2034	50	50
	United States Treasury Note/Bond	3.875%	8/15/2034	71	69
	United States Treasury Note/Bond	4.625%	2/15/2035	25	26
	United States Treasury Note/Bond	4.375%	5/15/2040	27	26
	United States Treasury Note/Bond	1.875%	2/15/2041	500	347
	United States Treasury Note/Bond	3.750%	8/15/2041	2	2
	United States Treasury Note/Bond	2.875%	5/15/2043	26	20
	United States Treasury Note/Bond	4.625%	11/15/2044	11	10
	United States Treasury Note/Bond	2.500%	2/15/2045	9	7
	United States Treasury Note/Bond	3.375%	11/15/2048	16	12
Total U.S. Government and Agency Obligations (Cost $47,515)					47,131
1

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (85.0%)
Communications (13.4%)
[3]	Altice France SA	6.875%	10/15/2030	1,610	1,562
[3]	Altice France SA	6.500%	4/15/2032	1,923	1,859
[3]	Altice France SA	6.875%	7/15/2032	1,052	1,020
	AMC Global Media Inc.	4.250%	2/15/2029	336	297
[3]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	455	457
[3,4]	Banijay Entertainment SAS	7.000%	5/1/2029	650	764
[3]	Banijay Entertainment SAS	8.125%	5/1/2029	1,100	1,129
	Belo Corp.	7.750%	6/1/2027	940	960
	Belo Corp.	7.250%	9/15/2027	307	314
[3]	Black Pearl Compute LLC	6.125%	2/15/2031	2,267	2,301
[3]	Cable One Inc.	4.000%	11/15/2030	872	471
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	371	370
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	375	370
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/2029	1,350	1,321
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/2029	1,450	1,449
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	835	792
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	3,800	3,535
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	4,185	3,770
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/2031	1,350	1,355
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	1,440	1,287
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	4,861	4,294
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	1,045	1,024
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/2034	1,725	1,458
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	2/1/2036	885	868
[3,5]	Cipher Compute LLC	7.125%	11/15/2030	1,095	1,139
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	1,060	1,103
[3]	Clear Channel Outdoor Holdings Inc.	7.125%	2/15/2031	1,800	1,865
[3]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	1,035	1,091
[3]	CSC Holdings LLC	5.500%	4/15/2027	510	342
[3]	CSC Holdings LLC	5.375%	2/1/2028	125	78
[3]	CSC Holdings LLC	11.250%	5/15/2028	175	113
[3]	CSC Holdings LLC	11.750%	1/31/2029	335	205
[3]	CSC Holdings LLC	4.125%	12/1/2030	1,271	754
[3]	CSC Holdings LLC	3.375%	2/15/2031	585	347
[3]	CSC Holdings LLC	4.500%	11/15/2031	1,385	818
[3]	Directv Financing LLC	8.875%	2/1/2030	2,080	2,119
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	177	177
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	2,215	2,301
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	9.250%	6/1/2032	1,832	1,861
	Discovery Communications LLC	3.625%	5/15/2030	825	769
	Discovery Global Holdings Inc.	4.054%	3/15/2029	525	520
	Discovery Global Holdings Inc.	4.279%	3/15/2032	2,878	2,579
	Discovery Global Holdings Inc.	5.050%	3/15/2042	3,380	2,474
	Discovery Global Holdings Inc.	5.141%	3/15/2052	659	441
[3]	DISH Network Corp.	11.750%	11/15/2027	357	367
	EchoStar Corp.	10.750%	11/30/2029	1,055	1,140
[6]	EchoStar Corp., 6.750% PIK or 6.750% Cash	6.750%	11/30/2030	745	757
[3]	Fibercop SpA	6.375%	11/15/2033	200	201
[3]	Fibercop SpA	6.000%	9/30/2034	370	359
[3]	Fibercop SpA	7.200%	7/18/2036	1,099	1,131
[3]	Fibercop SpA	7.721%	6/4/2038	661	690
[3]	Flash Compute LLC	7.250%	12/31/2030	370	381
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/2029	1,650	1,553
[3]	Gray Media Inc.	7.250%	8/15/2033	120	118
[3]	Iliad Holding SAS	7.000%	10/15/2028	1,625	1,633
[3,4]	Iliad Holding SAS	5.375%	4/15/2030	245	287
[4]	Iliad Holding SAS	6.875%	4/15/2031	250	300
[3]	Iliad Holding SAS	8.500%	4/15/2031	1,540	1,631
[3]	Iliad Holding SAS	7.000%	4/15/2032	705	718
	Lamar Media Corp.	3.750%	2/15/2028	1,450	1,422
	Lamar Media Corp.	4.875%	1/15/2029	55	55
	Lamar Media Corp.	4.000%	2/15/2030	2,065	1,976
	Lamar Media Corp.	3.625%	1/15/2031	1,641	1,530
[3]	Lamar Media Corp.	5.375%	11/1/2033	150	147
[3]	Level 3 Financing Inc.	3.625%	1/15/2029	—	—
[3]	Level 3 Financing Inc.	3.875%	11/15/2029	80	77
[3]	Level 3 Financing Inc.	6.875%	6/30/2033	2,505	2,572
2

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Level 3 Financing Inc.	7.000%	3/31/2034	750	773
[3]	Level 3 Financing Inc.	8.500%	1/15/2036	1,360	1,462
[3]	Level 3 Financing Inc.	7.500%	2/15/2037	595	611
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	540	532
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	380	379
[3]	Match Group Holdings II LLC	4.125%	8/1/2030	339	319
[3]	Meridian Arc Holdco LLC	6.250%	4/30/2031	4,060	4,067
[3]	Midcontinent Communications	8.000%	8/15/2032	1,070	940
[3]	Neptune Bidco US Inc.	9.500%	2/15/2033	560	566
[3]	Nexstar Media Inc.	6.500%	9/15/2033	820	820
[3]	Nexstar Media Inc.	7.250%	4/15/2034	355	354
[3,4]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	500	597
[3]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	1,370	1,434
[3]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	535	568
[3,4]	Odido Group Holding BV	5.500%	1/15/2030	250	286
[3,4]	Odido Holding BV	3.750%	1/15/2029	1,065	1,213
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/2030	700	679
	Paramount Global	4.200%	6/1/2029	920	883
	Paramount Global	7.875%	7/30/2030	395	415
	Paramount Global	4.200%	5/19/2032	640	555
	Paramount Global	5.500%	5/15/2033	170	152
	Paramount Global	6.875%	4/30/2036	525	493
	Paramount Global	4.850%	7/1/2042	405	274
	Paramount Global	4.375%	3/15/2043	1,275	825
	Paramount Global	5.850%	9/1/2043	900	675
	Paramount Global	4.950%	5/19/2050	350	226
	Paramount Global	6.250%	2/28/2057	1,039	840
	Paramount Global	6.375%	3/30/2062	735	629
[3]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	1,560	1,558
[3]	ROBLOX Corp.	3.875%	5/1/2030	1,455	1,376
	Rogers Communications Inc.	7.000%	4/15/2055	270	276
	Rogers Communications Inc.	7.125%	4/15/2055	725	746
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	1,480	1,348
[3]	Sirius XM Radio LLC	4.000%	7/15/2028	525	511
[3]	Sirius XM Radio LLC	4.125%	7/1/2030	385	362
[3]	Sirius XM Radio LLC	3.875%	9/1/2031	89	81
[3]	Stingray Compute LLC	6.000%	6/15/2031	840	842
[3]	Sunrise FinCo I BV	4.875%	7/15/2031	2,525	2,385
[3,5]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	520	513
	Telecom Italia Capital SA	6.375%	11/15/2033	34	36
	Telecom Italia Capital SA	6.000%	9/30/2034	40	41
	Telecom Italia Capital SA	7.200%	7/18/2036	501	548
	Telecom Italia Capital SA	7.721%	6/4/2038	224	257
[3,4]	United Group BV	6.500%	10/31/2031	1,500	1,767
[3,4]	United Group BV	6.250%	1/31/2032	370	433
[3,4]	United Group BV	6.375%	5/14/2033	445	518
[3]	Univision Communications Inc.	4.500%	5/1/2029	1,310	1,249
[3]	Univision Communications Inc.	7.375%	6/30/2030	750	752
[3]	Univision Communications Inc.	8.500%	7/31/2031	2,270	2,281
[3]	Univision Communications Inc.	9.375%	8/1/2032	630	640
[3]	Univision Communications Inc.	8.875%	4/15/2033	720	709
[3]	Versant Media Group Inc.	7.250%	1/30/2031	1,430	1,480
[3]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	365	294
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	1,595	1,518
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	1,182	1,008
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	1,423	1,174
[3]	Vmed O2 UK Financing I plc	6.750%	1/15/2033	1,040	880
[3]	VZ Secured Financing BV	5.000%	1/15/2032	1,170	1,025
[3]	VZ Secured Financing BV	7.500%	1/15/2033	860	825
[3]	WULF Compute LLC	7.750%	10/15/2030	3,440	3,611
[3]	Ziggo BV	4.875%	1/15/2030	1,539	1,447
					127,226
Consumer Discretionary (15.4%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	1,630	1,600
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	225	223
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/2029	1,215	1,233
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	1,155	1,162
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	4,790	4,524
[3]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	445	449
3

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Academy Ltd.	5.875%	5/15/2031	560	560
[3]	Acushnet Co.	5.625%	12/1/2033	375	374
[3]	Adient Global Holdings Ltd.	7.500%	2/15/2033	660	681
	Advance Auto Parts Inc.	3.900%	4/15/2030	145	136
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	520	533
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	385	399
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	349	339
[3]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	1,345	1,340
[3]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	1,575	1,556
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	1,435	1,410
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	1,315	1,253
	Asbury Automotive Group Inc.	4.500%	3/1/2028	745	738
[3]	Asbury Automotive Group Inc.	4.625%	11/15/2029	1,200	1,166
	Asbury Automotive Group Inc.	4.750%	3/1/2030	1,214	1,181
[3]	Asbury Automotive Group Inc.	5.000%	2/15/2032	1,045	998
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/2029	520	501
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/2030	1,037	984
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	4.750%	4/1/2028	1,110	1,091
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	5.375%	3/1/2029	1,325	1,291
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.250%	1/15/2030	440	453
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.000%	2/15/2031	810	818
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.375%	6/15/2032	775	780
[4]	Avis Budget Finance plc	7.000%	2/28/2029	200	233
[3,4]	Banijay Gaming SAS	5.125%	12/10/2031	215	249
	Bath & Body Works Inc.	7.500%	6/15/2029	450	455
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	165	168
	Bath & Body Works Inc.	6.875%	11/1/2035	330	338
	Bath & Body Works Inc.	6.750%	7/1/2036	210	210
[3,4]	Beach Acquisition Bidco LLC	5.250%	7/15/2032	850	988
[3,6]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	1,555	1,764
[3]	Belron UK Finance plc	5.750%	10/15/2029	2,308	2,319
[3,4]	Bertrand Franchise Finance SAS	6.500%	7/18/2030	355	407
[3,4,7]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.988%	7/18/2030	550	628
[4,7]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.988%	7/18/2030	200	228
	Boyd Gaming Corp.	4.750%	12/1/2027	2,860	2,848
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	960	927
[3]	Brightstar Lottery plc / Brightstar Global Solutions Corp.	5.750%	1/15/2033	465	456
[3]	Builders FirstSource Inc.	5.000%	3/1/2030	500	490
[3]	Builders FirstSource Inc.	4.250%	2/1/2032	2,375	2,214
[3]	Builders FirstSource Inc.	6.375%	3/1/2034	1,140	1,153
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	250	255
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	245	235
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	1,340	1,348
[3]	Caesars Entertainment Inc.	6.500%	2/15/2032	785	765
[3]	Carnival Corp. Ltd.	4.000%	8/1/2028	975	957
[3]	Carnival Corp. Ltd.	5.125%	5/1/2029	685	684
[3]	Carnival Corp. Ltd.	5.750%	3/15/2030	700	708
[3]	Carnival Corp. Ltd.	5.875%	6/15/2031	985	1,002
[3]	Century Communities Inc.	3.875%	8/15/2029	1,278	1,220
[3]	Century Communities Inc.	6.625%	9/15/2033	465	469
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	160	168
[3]	Churchill Downs Inc.	5.500%	4/1/2027	185	185
[3]	Churchill Downs Inc.	4.750%	1/15/2028	340	337
[3]	Churchill Downs Inc.	5.750%	4/1/2030	1,155	1,154
[3]	Churchill Downs Inc.	6.750%	5/1/2031	230	234
[3]	Cinemark USA Inc.	5.250%	7/15/2028	1,325	1,322
[3]	Cinemark USA Inc.	7.000%	8/1/2032	585	604
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/2028	805	817
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	525	541
[3,4]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	735	846
[4]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	750	863
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	750	765
[3]	CP Atlas Buyer Inc.	9.750%	7/15/2030	990	952
[3,6]	CP Atlas Buyer Inc., 5.750% PIK and 7.000% Cash	12.750%	1/15/2031	740	568
[3]	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl	6.125%	4/15/2031	110	110
	Dana Inc.	4.250%	9/1/2030	106	106
	Dana Inc.	4.500%	2/15/2032	208	207
[3]	Flutter Treasury DAC	5.875%	6/4/2031	725	722
[3]	Forvia SE	8.000%	6/15/2030	1,065	1,121
[3,4]	Forvia SE	5.375%	3/15/2031	210	245
4

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goodyear Tire & Rubber Co.	4.875%	3/15/2027	175	175
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	1,274	1,218
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	140	135
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	550	496
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	1,305	1,316
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	440	383
[3]	Great Canadian Gaming Corp. / Raptor LLC	8.750%	11/15/2029	725	726
	Griffon Corp.	5.750%	3/1/2028	500	500
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	170	164
[3]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	670	671
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	790	797
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	740	743
[3]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	330	327
[3,4,6]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	100	119
[3,6]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	240	250
	KB Home	4.000%	6/15/2031	1,225	1,146
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/2027	963	961
[3]	LBM Acquisition LLC	6.250%	1/15/2029	1,215	880
[3]	LBM Acquisition LLC	9.500%	6/15/2031	920	822
[3]	LCM Investments Holdings II LLC	4.875%	5/1/2029	535	521
[3]	LCM Investments Holdings II LLC	8.250%	8/1/2031	1,515	1,579
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	450	447
[3]	Lithia Motors Inc.	4.625%	12/15/2027	1,655	1,647
[3]	Lithia Motors Inc.	3.875%	6/1/2029	265	254
[3]	Lithia Motors Inc.	4.375%	1/15/2031	800	758
[3]	Live Nation Entertainment Inc.	3.750%	1/15/2028	320	314
[3]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	55	54
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	945	928
[3]	Men's Wearhouse LLC	9.000%	2/1/2031	325	345
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	155	160
[3]	MGM China Holdings Ltd.	6.250%	5/15/2033	535	525
	MGM Resorts International	4.625%	9/1/2026	50	50
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	685	678
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	275	287
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	1,890	1,834
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	2,025	2,020
[3]	NCL Corp. Ltd.	6.250%	9/15/2033	750	728
[3]	NCL Finance Ltd.	6.125%	3/15/2028	60	60
	Newell Brands Inc.	6.375%	9/15/2027	378	382
[3]	Newell Brands Inc.	8.500%	6/1/2028	1,630	1,705
	Newell Brands Inc.	6.625%	9/15/2029	609	620
	Newell Brands Inc.	6.375%	5/15/2030	710	720
	Newell Brands Inc.	6.625%	5/15/2032	820	830
	Newell Brands Inc.	7.375%	4/1/2036	220	223
	Newell Brands Inc.	7.500%	4/1/2046	350	326
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	285	284
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	250	244
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	1,390	1,366
[3]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	770	758
[3]	Nissan Motor Co. Ltd.	7.500%	7/17/2030	750	773
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	900	933
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	455	485
[3]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	355	352
[3]	Petco Health & Wellness Co. Inc.	8.250%	2/1/2031	2,025	2,040
[3]	Pioneer Opco LLC	7.000%	5/15/2033	385	392
[3]	QXO Building Products Inc.	6.500%	7/15/2031	930	948
[3]	QXO Building Products Inc.	6.750%	4/30/2032	2,225	2,297
[3]	QXO Building Products Inc.	6.875%	7/15/2034	270	277
[3]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	380	385
	Service Corp. International	4.625%	12/15/2027	215	214
	Service Corp. International	5.125%	6/1/2029	1,655	1,643
	Service Corp. International	3.375%	8/15/2030	1,030	956
	Service Corp. International	4.000%	5/15/2031	1,790	1,690
[3]	Six Flags Entertainment Corp.	7.250%	5/15/2031	80	80
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	1,300	1,266
[3]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	865	891
[3]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	1,495	1,515
[3]	Specialty Building Products Holdings LLC / SBP Finance Corp.	7.750%	10/15/2029	1,280	1,178
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/2027	1,126	1,118
[3]	Staples Inc.	10.750%	9/1/2029	2,574	2,454
5

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	925	887
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/2030	775	776
[3]	Taylor Morrison Communities Inc.	5.750%	11/15/2032	495	510
[3]	Vail Resorts Inc.	5.625%	7/15/2030	440	440
[3]	Vail Resorts Inc.	6.500%	5/15/2032	510	519
[3]	Victoria's Secret & Co.	4.625%	7/15/2029	757	738
[3]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/2029	605	624
[3]	Viking Cruises Ltd.	7.000%	2/15/2029	150	150
[3]	Viking Cruises Ltd.	9.125%	7/15/2031	960	1,006
[3]	Viking Cruises Ltd.	5.875%	10/15/2033	1,297	1,298
[3]	Wayfair LLC	7.250%	10/31/2029	1,180	1,218
[3]	Wayfair LLC	7.750%	9/15/2030	1,650	1,735
[3]	Wayfair LLC	6.750%	11/15/2032	750	770
[3]	Wayfair LLC	7.125%	5/31/2034	950	977
	Whirlpool Corp.	6.125%	6/15/2030	245	226
[3]	Whirlpool Corp.	7.500%	7/1/2031	270	273
	Whirlpool Corp.	6.500%	6/15/2033	335	290
[3]	Whirlpool Corp.	7.875%	7/1/2034	120	120
[3]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	255	252
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/2027	1,460	1,460
[3]	Wynn Macau Ltd.	5.500%	10/1/2027	970	968
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	1,639	1,629
[3]	Wynn Macau Ltd.	5.125%	12/15/2029	835	815
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	1,100	1,094
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/2029	303	301
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/2031	1,800	1,902
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/2033	790	793
[3]	Yum! Brands Inc.	4.750%	1/15/2030	1,775	1,746
	Yum! Brands Inc.	3.625%	3/15/2031	1,165	1,084
	Yum! Brands Inc.	4.625%	1/31/2032	460	440
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	3,165	3,187
[3]	ZF North America Capital Inc.	6.875%	4/23/2032	215	212
					146,161
Consumer Staples (3.7%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/2028	340	343
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	110	108
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.750%	3/31/2034	830	790
	B&G Foods Inc.	5.250%	9/15/2027	1,335	1,335
[3]	B&G Foods Inc.	8.000%	9/15/2028	1,315	1,317
[8]	Bellis Acquisition Co. plc	8.125%	5/14/2030	1,225	1,525
[4]	Bellis Acquisition Co. plc	8.000%	7/1/2031	600	668
[3,4]	Boots Group Finco LP	5.375%	8/31/2032	505	591
[3]	Chobani LLC / Chobani Finance Corp. Inc.	6.375%	4/15/2034	1,240	1,259
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	530	529
[3]	Darling Ingredients Inc.	6.000%	6/15/2030	175	176
[4]	Energizer Gamma Acquisition BV	3.500%	6/30/2029	100	112
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	3,155	3,128
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	1,900	1,839
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	275	265
[3,4]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	300	334
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	2,310	2,265
[3]	Industrial F&B Investments III Inc.	7.750%	2/11/2033	1,006	1,025
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	1,050	1,099
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	7.125%	4/30/2033	290	295
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	180	179
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	1,245	1,192
[3]	Opal Bidco SAS	6.500%	3/31/2032	840	857
[3]	Performance Food Group Inc.	4.250%	8/1/2029	2,145	2,080
[3]	Performance Food Group Inc.	6.125%	9/15/2032	685	694
[3]	Performance Food Group Inc.	5.625%	3/1/2034	1,990	1,954
[3]	Post Holdings Inc.	4.625%	4/15/2030	1,464	1,414
[3]	Post Holdings Inc.	4.500%	9/15/2031	1,545	1,448
[3]	Post Holdings Inc.	6.250%	2/15/2032	445	452
[3]	Post Holdings Inc.	6.375%	3/1/2033	480	476
[3]	Post Holdings Inc.	6.250%	10/15/2034	85	83
[3]	Post Holdings Inc.	6.500%	3/15/2036	1,740	1,720
[3]	Prestige Brands Inc.	5.125%	1/15/2028	1,075	1,074
[3]	US Foods Inc.	6.875%	9/15/2028	70	72
[3]	US Foods Inc.	4.750%	2/15/2029	1,034	1,022
6

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	US Foods Inc.	4.625%	6/1/2030	913	891
[3]	US Foods Inc.	7.250%	1/15/2032	140	145
[3]	US Foods Inc.	5.750%	4/15/2033	805	806
					35,562
Energy (10.1%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/2028	237	237
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/2029	375	374
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	1,570	1,603
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	10/15/2033	1,590	1,575
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	7/1/2034	745	736
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	1,570	1,591
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	205	207
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	955	979
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	160	165
	Buckeye Partners LP	3.950%	12/1/2026	788	783
	Buckeye Partners LP	4.125%	12/1/2027	715	706
[3]	Buckeye Partners LP	4.500%	3/1/2028	2,734	2,707
[3]	Buckeye Partners LP	6.875%	7/1/2029	1,025	1,047
[3]	Buckeye Partners LP	6.750%	2/1/2030	1,200	1,239
	Buckeye Partners LP	5.850%	11/15/2043	500	458
[3]	California Resources Corp.	7.000%	1/15/2034	285	281
[3]	Chord Energy Corp.	6.000%	10/1/2030	935	939
[3]	CNX Resources Corp.	7.375%	1/15/2031	777	795
[3]	CNX Resources Corp.	7.250%	3/1/2032	879	905
[3]	CNX Resources Corp.	5.875%	3/1/2034	130	126
[3]	Crescent Energy Finance LLC	7.750%	7/31/2029	690	691
[3]	Crescent Energy Finance LLC	7.875%	4/15/2032	1,210	1,225
[3]	DT Midstream Inc.	4.125%	6/15/2029	1,265	1,240
[3]	DT Midstream Inc.	4.375%	6/15/2031	1,321	1,277
	EQT Corp.	4.750%	1/15/2031	925	916
[3]	Excelerate Energy LP	8.000%	5/15/2030	285	301
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/2029	725	749
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/2032	65	67
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	375	390
	Genesis Energy LP / Genesis Energy Finance Corp.	6.750%	3/15/2034	280	278
[3]	Harvest Midstream I LP	6.750%	5/15/2034	600	608
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	450	459
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	865	895
[3]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	2,235	2,254
[3]	Kinetik Holdings LP	6.625%	12/15/2028	925	940
[3]	Kinetik Holdings LP	5.875%	6/15/2030	50	50
[3]	Matador Resources Co.	6.500%	4/15/2032	1,418	1,425
[3]	Matador Resources Co.	6.250%	4/15/2033	1,355	1,350
[3]	Matador Resources Co.	6.000%	4/15/2034	1,504	1,466
[3]	Noble Finance II LLC	8.000%	4/15/2030	1,613	1,671
[3]	Noble Finance II LLC	6.250%	6/15/2034	735	720
[3]	Northriver Midstream Finance LP	6.750%	7/15/2032	2,425	2,455
	Ovintiv Inc.	7.375%	11/1/2031	869	959
[3]	Permian Resources Operating LLC	5.875%	7/1/2029	2,130	2,131
[3]	Permian Resources Operating LLC	9.875%	7/15/2031	160	168
[3]	Permian Resources Operating LLC	7.000%	1/15/2032	1,245	1,288
[3]	Permian Resources Operating LLC	6.250%	2/1/2033	730	746
[3]	Range Resources Corp.	4.750%	2/15/2030	2,237	2,185
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	245	242
[3]	Rockies Express Pipeline LLC	4.800%	5/15/2030	155	151
[3]	Rockies Express Pipeline LLC	6.750%	3/15/2033	1,355	1,392
[3]	Rockies Express Pipeline LLC	7.500%	7/15/2038	125	132
[3]	Seadrill Finance Ltd.	6.750%	7/15/2034	310	299
	SM Energy Co.	6.625%	1/15/2027	30	30
	SM Energy Co.	6.500%	7/15/2028	409	410
[3]	SM Energy Co.	6.750%	8/1/2029	1,705	1,736
[3]	SM Energy Co.	8.625%	11/1/2030	140	147
[3]	SM Energy Co.	8.750%	7/1/2031	430	449
[3]	SM Energy Co.	7.000%	8/1/2032	2,995	3,022
[3]	SM Energy Co.	9.625%	6/15/2033	700	767
[3]	SM Energy Co.	6.625%	4/15/2034	1,570	1,546
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	300	320
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	235	246
[3]	Sunoco LP	7.000%	5/1/2029	460	473
7

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Sunoco LP	4.500%	10/1/2029	375	364
[3]	Sunoco LP	5.625%	3/15/2031	1,755	1,742
[3]	Sunoco LP	5.375%	7/15/2031	1,400	1,381
[3]	Sunoco LP	7.250%	5/1/2032	180	187
[3]	Sunoco LP	6.625%	8/15/2032	140	142
[3]	Sunoco LP	6.250%	7/1/2033	440	444
[3]	Sunoco LP	5.875%	3/15/2034	930	915
[3]	Sunoco LP	5.625%	7/15/2034	1,470	1,435
[3]	Sunoco LP	7.875%	Perpetual	375	390
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/2028	425	425
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/2028	420	429
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/2029	880	860
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/2030	1,150	1,113
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	970	995
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	405	405
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	9/1/2031	470	465
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	420	424
[3]	Transocean International Ltd.	8.250%	5/15/2029	355	367
[3]	Transocean International Ltd.	8.750%	2/15/2030	1,939	2,011
[3]	Transocean International Ltd.	8.500%	5/15/2031	770	799
[3]	Transocean International Ltd.	7.875%	10/15/2032	320	333
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/2029	1,696	1,738
[3]	USA Compression Partners LP / USA Compression Finance Corp.	6.250%	10/1/2033	1,595	1,583
[3]	Valaris Ltd.	8.375%	4/30/2030	1,225	1,271
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	1,195	1,141
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	845	866
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	960	901
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	435	388
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	1,845	1,988
[3]	Venture Global LNG Inc.	7.000%	1/15/2030	275	280
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	1,160	1,208
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	2,065	2,204
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	1,520	1,555
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	390	428
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	2,080	2,167
[3]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	1,760	1,833
[3]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	250	280
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	2,035	2,157
[3]	Weatherford International Ltd.	6.750%	10/15/2033	1,255	1,281
					96,614
Financials (9.4%)
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/2029	3,325	3,035
[3]	Acrisure LLC / Acrisure Finance Inc.	6.750%	7/1/2032	450	405
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/2027	300	296
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	1,125	1,134
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	1,230	1,250
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/2031	425	424
[3]	AmWINS Group Inc.	6.375%	2/15/2029	685	688
[3]	AmWINS Group Inc.	4.875%	6/30/2029	495	477
[3]	Asurion LLC / Asurion Co-Issuer Inc.	8.000%	12/31/2032	2,760	2,792
[3]	Asurion LLC / Asurion Co-Issuer Inc.	8.375%	2/1/2034	2,680	2,484
[3]	Block Inc.	5.625%	8/15/2030	1,220	1,223
	Block Inc.	6.500%	5/15/2032	2,435	2,487
[3]	Block Inc.	6.000%	8/15/2033	390	392
[3]	Burford Capital Global Finance LLC	6.250%	4/15/2028	140	139
[3]	Burford Capital Global Finance LLC	9.250%	7/1/2031	140	136
[3]	Burford Capital Global Finance LLC	8.500%	1/15/2034	635	556
[3]	CRC Insurance Group LLC	7.125%	6/1/2031	2,475	2,466
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	1,073	1,117
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	2,580	2,589
[3]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	1,800	1,775
[3]	CrossCountry Intermediate HoldCo LLC	6.750%	12/1/2032	1,550	1,497
[3]	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman / TRS / EF Cayman Non-MTM	7.375%	9/30/2030	270	269
[3]	Fair Isaac Corp.	4.000%	6/15/2028	300	293
[3]	FirstCash Inc.	4.625%	9/1/2028	990	973
[3]	FirstCash Inc.	5.625%	1/1/2030	1,480	1,473
[3]	FirstCash Inc.	6.875%	3/1/2032	725	745
[3]	FirstCash Inc.	6.125%	5/1/2034	1,110	1,104
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	2,720	2,746
8

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	840	841
[3]	Freedom Mortgage Corp.	12.250%	10/1/2030	535	577
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	1,100	1,143
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	1,515	1,471
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	775	801
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	1,040	1,058
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	1,395	1,360
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	975	979
[3]	GGAM Finance Ltd.	8.000%	6/15/2028	1,075	1,114
[3]	GGAM Finance Ltd.	6.875%	4/15/2029	835	854
[3]	GGAM Finance Ltd.	5.875%	3/15/2030	811	813
[3]	goeasy Ltd.	9.250%	12/1/2028	385	378
[3]	goeasy Ltd.	7.625%	7/1/2029	616	581
[3]	goeasy Ltd.	6.875%	5/15/2030	705	628
[3]	goeasy Ltd.	6.875%	2/15/2031	325	286
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	1,470	1,424
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	1,910	1,719
[3]	HUB International Ltd.	7.250%	6/15/2030	1,950	2,001
[3]	Nationstar Mortgage Holdings LLC	5.125%	12/15/2030	1,758	1,762
[3]	Nationstar Mortgage Holdings LLC	5.750%	11/15/2031	1,054	1,071
[3]	Nationstar Mortgage Holdings LLC	7.125%	2/1/2032	330	336
	Navient Corp.	4.875%	3/15/2028	298	292
	Navient Corp.	5.500%	3/15/2029	1,185	1,137
	Navient Corp.	9.375%	7/25/2030	205	208
	Navient Corp.	11.500%	3/15/2031	360	380
	Navient Corp.	5.625%	8/1/2033	181	150
	OneMain Finance Corp.	3.500%	1/15/2027	1,180	1,170
	OneMain Finance Corp.	3.875%	9/15/2028	790	765
	OneMain Finance Corp.	6.625%	5/15/2029	615	627
	OneMain Finance Corp.	6.125%	5/15/2030	245	245
	OneMain Finance Corp.	4.000%	9/15/2030	780	721
	OneMain Finance Corp.	7.125%	11/15/2031	280	285
	OneMain Finance Corp.	6.750%	3/15/2032	420	421
	OneMain Finance Corp.	7.125%	9/15/2032	145	148
	OneMain Finance Corp.	6.500%	3/15/2033	735	723
	OneMain Finance Corp.	6.750%	9/15/2033	310	307
[3]	PennyMac Financial Services Inc.	4.250%	2/15/2029	815	778
[3]	PennyMac Financial Services Inc.	7.875%	12/15/2029	75	78
[3]	PennyMac Financial Services Inc.	7.125%	11/15/2030	1,015	1,027
[3]	PennyMac Financial Services Inc.	5.750%	9/15/2031	1,090	1,034
[3]	PennyMac Financial Services Inc.	6.875%	5/15/2032	1,120	1,096
[3]	PennyMac Financial Services Inc.	6.875%	2/15/2033	720	701
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	740	764
[3]	Rfna LP	7.875%	2/15/2030	945	952
[3]	Rocket Cos. Inc.	6.500%	8/1/2029	420	429
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	3,065	3,121
[3]	Rocket Cos. Inc.	6.125%	8/1/2031	1,015	1,037
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	282	293
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	1,815	1,846
[3]	Rocket Cos. Inc.	6.500%	6/15/2034	890	913
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	560	539
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	455	426
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/2033	260	234
[3]	Ryan Specialty LLC	4.375%	2/1/2030	190	183
[3]	Ryan Specialty LLC	5.875%	8/1/2032	735	723
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	2,747	2,753
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	5.500%	5/15/2033	400	445
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	70	72
[3,9]	Starwood Property Trust Inc.	5.875%	8/15/2029	190	191
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	535	537
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	425	435
[3]	Stonebriar ABF Issuer LLC	8.125%	12/15/2030	2,270	2,372
[3,9]	Stonebriar ABF Issuer LLC	7.000%	8/15/2031	735	735
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	700	693
[3]	UWM Holdings LLC	6.625%	2/1/2030	210	195
[3]	WEX Inc.	6.500%	3/15/2033	345	344
[3]	WS Escrow LLC	7.750%	6/1/2033	405	416
					89,103
9

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Health Care (6.8%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	4,544	4,600
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	584	581
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	1,715	1,688
[3]	Acadia Healthcare Co. Inc.	7.375%	3/15/2033	491	506
[3]	Avantor Funding Inc.	4.625%	7/15/2028	1,560	1,544
[3]	Avantor Funding Inc.	3.875%	11/1/2029	875	835
[3]	Bausch & Lomb Corp.	8.375%	10/1/2028	1,925	1,980
[3]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	2,015	1,980
	Centene Corp.	2.450%	7/15/2028	1,055	1,002
	Centene Corp.	4.625%	12/15/2029	415	404
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	775	760
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	560	538
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	315	312
[3]	CHS / Community Health Systems Inc.	6.875%	4/15/2029	975	959
[3]	CHS / Community Health Systems Inc.	5.250%	5/15/2030	755	712
[3]	CHS / Community Health Systems Inc.	4.750%	2/15/2031	662	609
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	1,032	1,113
[3]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	1,725	1,801
	CVS Health Corp.	6.750%	12/10/2054	550	573
	CVS Health Corp.	7.000%	3/10/2055	2,100	2,179
[3]	DaVita Inc.	4.625%	6/1/2030	465	451
[3]	DaVita Inc.	3.750%	2/15/2031	975	904
[3]	DaVita Inc.	6.875%	9/1/2032	840	866
[3]	DaVita Inc.	6.750%	7/15/2033	75	77
[3]	Encompass Health Corp.	5.875%	6/1/2034	660	659
[3]	Endo Finance Holdings LP	8.500%	4/15/2031	805	848
[3]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	1,910	1,946
[3]	Genmab A/S / Genmab Finance LLC	7.250%	12/15/2033	460	480
[3,4]	Grifols SA	3.875%	10/15/2028	700	794
[3]	Grifols SA	4.750%	10/15/2028	765	751
[3,4]	Grifols SA	7.125%	5/1/2030	600	712
	HCA Inc.	5.875%	2/1/2029	275	281
[3]	IQVIA Inc.	5.000%	10/15/2026	200	200
[3]	IQVIA Inc.	5.000%	5/15/2027	1,588	1,587
[3]	IQVIA Inc.	6.250%	6/1/2032	615	626
[3]	Jazz Securities DAC	4.375%	1/15/2029	830	813
[3]	LifePoint Health Inc.	7.000%	5/1/2034	565	541
[3]	Medline Borrower LP	3.875%	4/1/2029	1,920	1,864
[3]	Medline Borrower LP	5.250%	10/1/2029	3,419	3,399
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	217	222
[3,4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	300	338
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	915	904
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/2031	850	841
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	642	677
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/2034	575	617
[3]	Radiology Partners Inc.	8.500%	7/15/2032	400	419
[3,4]	RAY Financing LLC	6.500%	7/15/2031	100	115
[4]	RAY Financing LLC	6.500%	7/15/2031	200	230
[3,4]	Rossini Sarl	6.750%	12/31/2029	600	709
[3]	Star Parent Inc.	9.000%	10/1/2030	2,755	2,890
[3]	Teleflex Inc.	4.250%	6/1/2028	1,141	1,124
[3]	Teleflex Inc.	5.875%	1/15/2032	190	191
	Tenet Healthcare Corp.	5.125%	11/1/2027	355	355
	Tenet Healthcare Corp.	4.625%	6/15/2028	930	922
	Tenet Healthcare Corp.	6.125%	10/1/2028	661	663
	Tenet Healthcare Corp.	4.250%	6/1/2029	245	238
	Tenet Healthcare Corp.	4.375%	1/15/2030	880	853
	Tenet Healthcare Corp.	6.125%	6/15/2030	2,530	2,549
	Tenet Healthcare Corp.	6.750%	5/15/2031	1,310	1,342
[3]	Tenet Healthcare Corp.	5.500%	11/15/2032	1,385	1,377
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	888	884
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	650	665
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	405	405
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/2029	450	483
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	200	226
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	1,315	1,365
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	384	297
10

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	215	220
					64,596
Industrials (7.1%)
[3]	ADI Escrow Issuer LLC	7.125%	7/15/2034	205	209
[3]	ADT Security Corp.	5.875%	10/15/2033	205	201
[3]	Air Canada	3.875%	8/15/2026	1,615	1,613
[3]	Allied Universal Holdco LLC	7.875%	2/15/2031	1,025	1,071
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.000%	6/1/2029	150	149
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	1,480	1,519
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/2028	500	493
[3]	Allison Transmission Inc.	4.750%	10/1/2027	60	60
[3]	Allison Transmission Inc.	5.875%	6/1/2029	80	81
[3]	Allison Transmission Inc.	3.750%	1/30/2031	280	262
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	2,487	2,491
[3]	Aramark Services Inc.	5.000%	2/1/2028	1,140	1,137
	ATI Inc.	7.250%	8/15/2030	920	955
	ATI Inc.	5.875%	6/15/2033	865	877
[3]	Bombardier Inc.	8.750%	11/15/2030	350	370
[3]	Bombardier Inc.	7.250%	7/1/2031	660	691
[3]	Bombardier Inc.	7.000%	6/1/2032	270	280
[3]	Bombardier Inc.	6.750%	6/15/2033	95	98
[3]	Bombardier Inc.	5.875%	1/15/2035	295	296
[3]	BWX Technologies Inc.	4.125%	6/30/2028	1,338	1,313
[3]	BWX Technologies Inc.	4.125%	4/15/2029	1,324	1,283
[3]	Chart Industries Inc.	7.500%	1/1/2030	145	150
[3]	Chart Industries Inc.	9.500%	1/1/2031	415	435
[3]	Clean Harbors Inc.	5.125%	7/15/2029	658	655
[3]	Clean Harbors Inc.	6.375%	2/1/2031	786	797
[3]	Clean Harbors Inc.	5.750%	10/15/2033	1,440	1,450
[3]	CompoSecure Holdings LLC	5.625%	2/1/2033	2,485	2,425
[3,9]	Core & Main LP	6.000%	7/1/2034	295	296
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/2030	2,980	3,047
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/2031	405	419
[3]	Enpro Inc.	6.125%	6/1/2033	390	396
[3]	Entegris Inc.	4.375%	4/15/2028	1,750	1,725
[3]	Entegris Inc.	4.750%	4/15/2029	870	860
[3]	Entegris Inc.	3.625%	5/1/2029	60	57
[3]	Entegris Inc.	5.950%	6/15/2030	595	601
[3]	Esab Corp.	5.625%	4/1/2031	1,130	1,130
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	2,842	2,724
[3]	Garda World Security Corp.	7.750%	2/15/2028	240	244
[3]	Garda World Security Corp.	6.500%	1/15/2031	480	487
[3]	Garda World Security Corp.	8.250%	8/1/2032	630	645
[3]	Gates Corp.	6.875%	7/1/2029	530	543
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	630	639
[3]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	465	455
[3]	Goat Holdco LLC	6.750%	2/1/2032	2,165	2,216
[3]	Granite Construction Inc.	6.375%	6/15/2034	145	148
[3]	Herc Holdings Inc.	6.625%	6/15/2029	275	281
[3]	Herc Holdings Inc.	7.000%	6/15/2030	640	663
[3]	Herc Holdings Inc.	5.750%	3/15/2031	220	220
[3]	Herc Holdings Inc.	7.250%	6/15/2033	270	282
[3]	Herc Holdings Inc.	6.000%	3/15/2034	130	129
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,935	1,755
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	150	145
[3,4]	Q-Park Holding I BV	5.125%	3/1/2029	860	1,002
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	345	337
[3]	Reworld Holding Corp.	4.875%	12/1/2029	570	544
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	330	322
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/2027	151	173
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	203	203
[3]	TopBuild Corp.	3.625%	3/15/2029	60	60
[3]	TopBuild Corp.	4.125%	2/15/2032	90	92
[3]	TopBuild Corp.	5.625%	1/31/2034	525	529
[3]	TransDigm Inc.	6.750%	8/15/2028	2,270	2,293
	TransDigm Inc.	4.625%	1/15/2029	165	162
[3]	TransDigm Inc.	6.375%	3/1/2029	2,456	2,495
[3]	TransDigm Inc.	6.875%	12/15/2030	675	694
[3]	TransDigm Inc.	7.125%	12/1/2031	530	549
11

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	TransDigm Inc.	6.625%	3/1/2032	1,135	1,164
[3]	TransDigm Inc.	6.000%	1/15/2033	840	848
[3]	TransDigm Inc.	6.375%	5/31/2033	1,125	1,136
[3]	TransDigm Inc.	6.250%	1/31/2034	135	138
[3]	TransDigm Inc.	6.750%	1/31/2034	470	482
[3]	TransDigm Inc.	6.125%	7/31/2034	1,405	1,404
	United Airlines Holdings Inc.	4.875%	3/1/2029	220	218
	United Airlines Holdings Inc.	5.375%	3/1/2031	340	338
[3]	United Airlines Inc.	4.625%	4/15/2029	811	799
	United Rentals North America Inc.	4.875%	1/15/2028	1,244	1,239
	United Rentals North America Inc.	4.000%	7/15/2030	1,795	1,717
	United Rentals North America Inc.	3.875%	2/15/2031	425	402
[3]	United Rentals North America Inc.	5.375%	11/15/2033	600	591
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	780	795
[3]	WESCO Distribution Inc.	5.250%	4/15/2031	1,480	1,469
[3]	WESCO Distribution Inc.	6.625%	3/15/2032	510	526
[3]	WESCO Distribution Inc.	6.375%	3/15/2033	345	354
[3]	WESCO Distribution Inc.	5.500%	4/15/2034	1,630	1,613
[3]	Williams Scotsman Inc.	4.625%	8/15/2028	530	526
[3]	Williams Scotsman Inc.	6.625%	6/15/2029	505	516
[3]	Williams Scotsman Inc.	7.375%	10/1/2031	725	750
					67,948
Materials (9.5%)
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	485	492
[3]	Alumina Pty Ltd.	6.125%	3/15/2030	105	107
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	620	631
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	110	115
[3]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	755	726
[3]	Ardagh Group SA	9.500%	12/1/2030	731	781
[3,6]	Ardagh Group SA, 6.000% PIK and 5.000% Cash	11.000%	12/1/2030	1,388	1,325
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/2028	915	877
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	1,605	1,526
[3,4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	500	575
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	650	657
[3]	Avient Corp.	7.125%	8/1/2030	1,313	1,337
[3]	Avient Corp.	6.250%	11/1/2031	635	643
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	190	198
[3]	Axalta Coating Systems LLC	3.375%	2/15/2029	1,765	1,684
	Ball Corp.	6.000%	6/15/2029	380	386
	Ball Corp.	2.875%	8/15/2030	65	59
	Ball Corp.	5.500%	9/15/2033	110	111
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	665	666
[3,4]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	6.500%	6/15/2033	625	720
[3]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	7.125%	6/15/2033	1,610	1,626
[3]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	270	271
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	495	469
	Celanese US Holdings LLC	7.330%	7/15/2029	100	105
	Celanese US Holdings LLC	6.500%	4/15/2030	900	917
	Celanese US Holdings LLC	7.000%	2/15/2031	1,175	1,209
	Celanese US Holdings LLC	6.750%	4/15/2033	530	540
	Celanese US Holdings LLC	7.700%	11/15/2033	675	721
	Celanese US Holdings LLC	7.375%	2/15/2034	1,080	1,116
[3]	Chemours Co.	5.750%	11/15/2028	64	64
[3]	Chemours Co.	4.625%	11/15/2029	1,034	987
[3]	Chemours Co.	7.875%	3/15/2034	145	146
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	670	646
[3]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	945	953
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	90	90
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	951	962
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	495	494
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	1,370	1,370
[3]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/2030	1,075	1,075
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	1,365	1,347
[3]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	1,285	1,247
	Commercial Metals Co.	4.125%	1/15/2030	975	944
	Commercial Metals Co.	4.375%	3/15/2032	805	760
[3]	Commercial Metals Co.	5.750%	11/15/2033	1,152	1,145
[3]	Commercial Metals Co.	6.000%	12/15/2035	1,185	1,181
[3]	Constellium SE	5.625%	6/15/2028	515	515
12

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Constellium SE	3.750%	4/15/2029	1,730	1,662
[3,4]	Constellium SE	5.375%	8/15/2032	510	605
[3]	Constellium SE	6.375%	8/15/2032	250	254
	Crown Americas LLC	5.875%	6/1/2033	475	478
[3]	Element Solutions Inc.	3.875%	9/1/2028	1,391	1,357
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	295	307
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	515	539
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	125	128
	FMC Corp.	3.450%	10/1/2029	30	28
[3]	FMC Corp.	8.000%	6/1/2031	520	541
	FMC Corp.	5.650%	5/18/2033	635	568
	FMC Corp.	8.450%	11/1/2055	550	401
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/2030	398	403
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/2031	1,594	1,519
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/2032	535	550
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	185	184
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	1,825	1,770
[3]	Graphic Packaging International LLC	3.500%	3/1/2029	1,065	1,012
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	655	615
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	885	893
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	950	955
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	940	944
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	1,425	1,438
[3]	Magnera Corp.	7.250%	11/15/2031	627	610
[3,4,9]	Nouryon Finance BV	6.125%	7/15/2031	200	232
[3]	NOVA Chemicals Corp.	5.250%	6/1/2027	964	964
[3]	NOVA Chemicals Corp.	8.500%	11/15/2028	330	342
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	665	650
[3]	NOVA Chemicals Corp.	9.000%	2/15/2030	855	896
[3]	NOVA Chemicals Corp.	7.000%	12/1/2031	495	520
[3]	Novelis Corp.	4.750%	1/30/2030	1,120	1,083
[3]	Novelis Corp.	3.875%	8/15/2031	610	555
[3]	OI European Group BV	4.750%	2/15/2030	160	152
[3]	Olympus Water US Holding Corp.	4.250%	10/1/2028	1,225	1,188
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	3,050	3,097
[3]	Olympus Water US Holding Corp.	6.750%	8/1/2032	1,830	1,788
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	2,215	2,189
[3]	Owens Corning	3.500%	2/15/2030	30	29
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	1,544	1,526
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	1,265	1,215
[3]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	915	938
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	2,428	2,443
[3]	Qnity Electronics Inc.	6.250%	8/15/2033	820	834
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	2,225	2,272
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	925	943
[4]	Silgan Holdings Inc.	2.250%	6/1/2028	620	691
[3]	SNF Group SACA	3.375%	3/15/2030	340	316
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	270	272
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	320	318
[3]	Standard Industries Inc.	4.750%	1/15/2028	1,210	1,202
[3]	Standard Industries Inc.	4.375%	7/15/2030	1,900	1,805
[3]	Standard Industries Inc.	3.375%	1/15/2031	1,415	1,275
[3,9]	Stonepeak Motion Holdco Ltd. / Stonepeak Motion Finco LLC	6.125%	7/15/2033	370	370
[3]	Sword Purchaser LLC	8.250%	4/15/2033	1,160	1,200
[3,4]	Trivium Packaging Finance BV	6.625%	7/15/2030	390	466
[3]	Trivium Packaging Finance BV	8.250%	7/15/2030	869	918
[3]	Trivium Packaging Finance BV	12.250%	1/15/2031	675	748
[3]	Tronox Inc.	4.625%	3/15/2029	1,930	1,351
[3]	Tronox Inc.	9.125%	9/30/2030	944	949
[3]	Windsor Holdings III LLC	8.500%	6/15/2030	1,275	1,329
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	880	827
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	110	110
					90,280
Real Estate (2.1%)
	Brandywine Operating Partnership LP	3.950%	11/15/2027	303	296
	Brandywine Operating Partnership LP	8.300%	3/15/2028	95	99
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,245	1,314
	Brandywine Operating Partnership LP	4.550%	10/1/2029	275	258
	Brandywine Operating Partnership LP	6.125%	1/15/2031	1,910	1,823
13

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	430	450
	Hudson Pacific Properties LP	3.950%	11/1/2027	1,143	1,114
	Hudson Pacific Properties LP	5.950%	2/15/2028	1,217	1,205
	Hudson Pacific Properties LP	4.650%	4/1/2029	530	502
	Hudson Pacific Properties LP	3.250%	1/15/2030	825	722
[3]	Iron Mountain Inc.	4.875%	9/15/2027	1,070	1,068
[3]	Iron Mountain Inc.	7.000%	2/15/2029	930	948
[3]	Iron Mountain Inc.	4.875%	9/15/2029	2,259	2,214
[3]	Iron Mountain Inc.	5.250%	7/15/2030	535	526
[3]	Iron Mountain Inc.	4.500%	2/15/2031	703	672
[3]	Iron Mountain Inc.	6.250%	1/15/2035	755	758
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	90	72
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	685	470
[3,4]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	440	506
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	1,545	1,580
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	315	322
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	250	256
[3]	RHP Hotel Properties LP / RHP Finance Corp.	5.750%	3/15/2034	200	198
	SBA Communications Corp.	3.875%	2/15/2027	535	532
	SBA Communications Corp.	3.125%	2/1/2029	225	215
	Service Properties Trust	3.950%	1/15/2028	295	286
[3]	Service Properties Trust	0.000%	9/30/2028	355	330
	Service Properties Trust	8.875%	6/15/2032	500	515
[3]	XHR LP	4.875%	6/1/2029	180	177
[3]	XHR LP	6.625%	5/15/2030	210	215
					19,643
Technology (5.3%)
[3]	Amentum Holdings Inc.	7.250%	8/1/2032	1,225	1,261
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	3,528	3,383
[3]	CACI International Inc.	6.375%	6/15/2033	1,090	1,106
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	310	163
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	570	305
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	3,530	3,427
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	2,785	2,704
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	2,495	2,336
[3]	Cloud Software Group Inc.	6.625%	8/15/2033	1,686	1,460
[3]	Coherent Corp.	5.000%	12/15/2029	1,150	1,132
	Cotiviti Corp.	7.625%	5/1/2031	245	228
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	450	436
[3]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	1,525	1,551
[3]	Gen Digital Inc.	6.750%	9/30/2027	70	70
[3]	Gen Digital Inc.	6.250%	4/1/2033	335	330
[3]	Ingram Micro Inc.	4.750%	5/15/2029	5,970	5,860
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	300	310
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	100	105
[3]	McAfee Corp.	7.375%	2/15/2030	4,370	3,714
[3]	NCR Atleos Corp.	9.500%	4/1/2029	1,130	1,204
	Nokia of America Corp.	6.500%	1/15/2028	1,355	1,347
	Nokia of America Corp.	6.450%	3/15/2029	2,612	2,642
[3]	Open Text Corp.	3.875%	2/15/2028	1,978	1,926
[3]	Open Text Corp.	3.875%	12/1/2029	1,450	1,333
[3]	Open Text Holdings Inc.	4.125%	2/15/2030	630	577
	Oracle Corp.	3.950%	3/25/2051	1,150	736
	Oracle Corp.	6.700%	2/4/2056	750	706
[3]	Rocket Software Inc.	9.000%	11/28/2028	2,225	2,208
[3]	Rocket Software Inc.	6.500%	2/15/2029	2,151	1,939
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	3,200	3,199
[3]	SS&C Technologies Inc.	6.500%	6/1/2032	430	433
[3,4,9]	TeamSystem SpA	6.500%	7/1/2032	1,185	1,350
[3]	UKG Inc.	6.875%	2/1/2031	1,365	1,325
					50,806
Utilities (2.2%)
[3]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	330	331
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	1,021	1,012
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	3,545	3,289
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	656	596
[3]	Clearway Energy Operating LLC	5.750%	1/15/2034	325	318
	Edison International	8.125%	6/15/2053	475	488
	Edison International	7.875%	6/15/2054	1,500	1,541
14

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,920	1,902
[3]	NRG Energy Inc.	3.375%	2/15/2029	300	286
[3]	NRG Energy Inc.	5.750%	7/15/2029	285	285
[3]	NRG Energy Inc.	5.750%	1/15/2034	495	491
[3]	NRG Energy Inc.	6.250%	11/1/2034	725	734
[3]	NRG Energy Inc.	6.000%	1/15/2036	620	618
[3]	NRG Energy Inc.	6.125%	5/15/2036	305	305
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	140	137
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/2031	415	393
[3]	Talen Energy Supply LLC	6.125%	5/1/2031	130	130
[3]	Talen Energy Supply LLC	6.375%	5/1/2033	170	170
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	475	472
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	240	242
[3]	TerraForm Power Operating LLC	5.000%	1/31/2028	551	548
[3]	TerraForm Power Operating LLC	4.750%	1/15/2030	470	454
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	100	105
[3]	Vistra Operations Co. LLC	6.875%	4/15/2032	170	176
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	505	500
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	2,400	2,484
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	955	1,018
[3]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	565	606
[3]	XPLR Infrastructure Operating Partners LP	7.750%	4/15/2034	932	981
					20,612
Total Corporate Bonds (Cost $812,161)					808,551
Floating Rate Loan Interests (3.3%)
[7,10]	ADI Global Distribution Funding LLC	—%	6/17/2033	55	55
[7]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.425%	5/28/2032	196	196
[7]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	593	592
[7,10]	American Airlines, Inc.	—%	2/15/2028	84	83
[7]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.913%	9/19/2030	432	427
[7]	Asurion LLC Term Loan B-14, TSFR3M + 3.750%	7.413%	2/23/2033	479	452
[7]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	6.894%	2/16/2032	1,020	1,008
[7]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.144%	1/27/2032	293	293
[4,7,10]	BASF Coatings EUR Term Loan B	—%	5/6/2033	350	400
[7,10]	BASF Coatings USD Term Loan B	—%	5/6/2033	825	827
[7]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.394%	1/15/2031	1,494	1,495
[7]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.394%	9/12/2032	543	545
[7]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	1,117	1,116
[7]	Betclic Everest Group Term Loan B, TSFR3M + 2.750%	6.482%	12/10/2031	55	55
[4,7,10]	Boluda Towage, S.L. EUR Term Loan B	—%	6/30/2033	100	115
[7,10]	Boluda Towage, S.L. USD Term Loan B	—%	6/30/2033	80	80
[7]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	393	394
[7]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.144%	7/1/2031	481	482
[7]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	6.982%	7/6/2029	314	159
[7]	Chobani LLC Term Loan B, TSFR1M + 2.250%	5.894%	10/28/2032	194	194
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.144%	5/6/2030	477	477
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.144%	1/28/2032	1,134	1,134
[7]	Coreweave Financing DDTL V LLC Term Loan, TSFR1M + 4.500%	8.113%	11/17/2031	105	107
[7]	Cotiviti Corp.Term Loan, TSFR1M + 3.250%	6.370%	5/1/2031	110	100
[7]	Cushman & Wakefield US Borrower LLC Term Loan B, TSFR1M + 2.250%	5.894%	6/13/2033	356	355
[7]	Dayforce Inc. Term Loan, TSFR3M + 3.000%	6.663%	2/4/2033	1,940	1,763
[7]	Discovery Global Holdings Inc. Term Loan B, TSFR1M + 2.500%	6.144%	6/3/2033	343	343
[4,7,10]	Electronic Arts Inc. EUR Term Loan B	—%	3/24/2033	270	309
[7,10]	Electronic Arts Inc. USD Term Loan B	—%	3/24/2033	365	366
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.394%	4/23/2031	1,139	1,139
[7]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.982%	8/15/2030	205	205
[7]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.000%	6.624%	6/27/2031	527	523
[7]	Froneri Lux Finco Sarl Term Loan B-6, TSFR6M + 2.250%	6.127%	9/30/2032	474	470
[7,10]	Glatfelter Corp.	—%	11/4/2031	50	50
[7]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.894%	1/26/2033	90	90
[7]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 3.000%	6.414%	9/13/2032	294	294
[7]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	925	904
[7]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 2.750%	6.394%	2/15/2031	836	783
[7]	HUB International Ltd. Term Loan B, TSFR3M + 2.250%	5.922%	6/20/2030	517	516
[7]	IRB Holding Corp. Term Loan B, TSFR1M + 2.500%	6.144%	12/16/2030	1,396	1,396
[7]	LBM Acquisition LLC Term Loan B, TSFR1M + 3.750%	7.502%	6/6/2031	617	515
[4,7,10]	LSF12 Pillar Investments Sarl	—%	4/30/2033	300	343
[7]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.644%	3/1/2029	1,091	966
15

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	324	327
[7]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	5.942%	8/16/2030	493	493
[7]	Opal Bidco SAS Term Loan B, TSFR3M + 2.500%	6.232%	4/28/2032	691	690
[7]	Pioneer Opco LLC Term Loan B, TSFR1M + 3.250%	6.894%	5/16/2033	80	80
[7]	Prestige Brands Inc. Term Loan B, TSFR1M + 2.000%	5.621%	6/13/2033	124	124
[7]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	5.894%	2/10/2032	415	414
[7]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.394%	11/28/2028	202	192
[7]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.630%	7/9/2032	719	718
[7]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 2.500%	6.144%	7/31/2031	842	831
[7]	Specialty Building Products Holdings LLC Term Loan B, TSFR1M + 3.750%	7.494%	10/16/2028	898	809
[7]	Staples Inc. Term Loan B, TSFR3M + 5.750%	9.413%	9/4/2029	328	304
[7]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	7.732%	9/27/2030	1,234	1,235
[7]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.442%	4/30/2030	45	45
[7]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.377%	4/30/2030	208	209
[7]	TKO Worldwide Holdings LLC Term Loan B, TSFR3M + 1.750%	5.412%	11/21/2031	99	99
[7]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.144%	1/19/2032	20	20
[7]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.144%	2/13/2033	60	60
[7]	Treehouse Foods Inc. Term Loan B, TSFR1M + 4.250%	7.894%	2/11/2033	810	812
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	747	723
[7]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.232%	1/30/2031	110	110
[7]	Worthington Steel Inc. Term Loan B, TSFR1M + 4.000%	7.621%	6/1/2033	575	573
Total Floating Rate Loan Interests (Cost $31,622)					30,984
				Shares
Common Stocks (0.1%)
*	Yeoman Capital SA			85,862	582
*	Luxco Co. Ltd.			10,141	203
Total Common Stocks (Cost $2,296)					785
		Coupon
Temporary Cash Investments (5.6%)
Money Market Fund (1.7%)
[11]	Vanguard Market Liquidity Fund	3.682%		168,177	16,816
			Maturity Date	Face Amount ($000)
Repurchase Agreement (3.5%)
	Bank of America Securities, LLC (Dated 6/30/2026, Repurchase Value $33,103, collateralized by U.S. Government Agency Obligations 2.500%–7.000%, 5/15/2032–5/20/2056, with a value of $33,762)	3.650%	7/1/2026	33,100	33,100
16

High Yield Bond Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.4%)
United States Treasury Bill	3.906%–3.917%	6/10/2027	3,857	3,716
Total Temporary Cash Investments (Cost $53,635)				53,632
Total Investments (98.9%) (Cost $947,229)				941,083
Other Assets and Liabilities—Net (1.1%)				10,232
Net Assets (100%)				951,315
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Securities with a value of $1,212 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $2,049 have been segregated as initial margin for open centrally cleared swap contracts.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $685,591, representing 72.1% of net assets.

4	Face amount denominated in euro.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Payment-in-kind (PIK) security which may pay interest as additional principal.
7
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8	Face amount denominated in British pounds.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2026.
10	Represents an unsettled loan as of June 30, 2026. The coupon rate is not known until the settlement date.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EUR—euro.
EURIBOR—Euro Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Coreweave Financing DDTL V LLC	188	194	6	—
Prestige Brands Inc.	11	11	—	—
			6	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	131	27,003	(12)
5-Year U.S. Treasury Note	September 2026	431	46,137	122
10-Year U.S. Treasury Note	September 2026	62	6,813	50
Long U.S. Treasury Bond	September 2026	19	2,157	55
Ultra 10-Year U.S. Treasury Note	September 2026	71	7,985	101
Ultra Long U.S. Treasury Bond	September 2026	5	581	14
				330
17

High Yield Bond Portfolio
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2026	(7)	(769)	2
Euro-Bobl	September 2026	(55)	(7,251)	(45)
Euro-Bund	September 2026	(5)	(727)	(7)
Euro-Schatz	September 2026	(58)	(7,022)	(19)
				(69)
				261

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	12/17/2026	EUR	16	USD	19	—	—
JPMorgan Chase Bank, N.A.	7/31/2026	USD	18	CAD	25	—	—
JPMorgan Chase Bank, N.A.	7/31/2026	USD	17,420	EUR	15,180	53	—
State Street Bank & Trust Co.	9/16/2026	USD	3,315	EUR	2,857	41	—
Barclays Bank plc	7/31/2026	USD	1,347	EUR	1,185	—	(8)
Wells Fargo Bank N.A.	9/16/2026	USD	339	EUR	296	—	—
Toronto-Dominion Bank	12/17/2026	USD	243	EUR	208	4	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	237	EUR	208	—	(1)
Toronto-Dominion Bank	12/17/2026	USD	119	EUR	104	—	—
Wells Fargo Bank N.A.	12/17/2026	USD	119	EUR	101	3	—
HSBC Bank plc	9/16/2026	USD	115	EUR	99	2	—
Deutsche Bank AG	12/17/2026	USD	114	EUR	97	3	—
JPMorgan Chase Bank, N.A.	7/31/2026	USD	1,926	GBP	1,455	—	(4)
						106	(13)

CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V2	6/21/2031	USD	29,032	5.000	2,380	834

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

See accompanying Notes, which are an integral part of the Financial Statements.
18

High Yield Bond Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $930,413)	924,267
Affiliated Issuers (Cost $16,816)	16,816
Total Investments in Securities	941,083
Investment in Vanguard	20
Cash	374
Foreign Currency, at Value (Cost $132)	132
Receivables for Investment Securities Sold	2,771
Receivables for Accrued Income	14,625
Receivables for Capital Shares Issued	484
Unrealized Appreciation—Floating Rate Loan Commitments	6
Variation Margin Receivable—Centrally Cleared Swap Contracts	70
Unrealized Appreciation—Forward Currency Contracts	106
Total Assets	959,671
Liabilities
Payables for Investment Securities Purchased	7,490
Payables to Investment Advisor	92
Payables for Capital Shares Redeemed	478
Payables to Vanguard	78
Variation Margin Payable—Futures Contracts	205
Unrealized Depreciation—Forward Currency Contracts	13
Total Liabilities	8,356
Net Assets	951,315
At June 30, 2026, net assets consisted of:

Paid-in Capital	976,416
Total Distributable Earnings (Loss)	(25,101)
Net Assets	951,315

Net Assets
Applicable to 130,868,696 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	951,315
Net Asset Value Per Share	$7.27

See accompanying Notes, which are an integral part of the Financial Statements.
19

High Yield Bond Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Interest[1]	28,423
Total Income	28,423
Expenses
Investment Advisory Fees—Note B	201
The Vanguard Group—Note C
Management and Administrative	819
Marketing and Distribution	37
Custodian Fees	14
Shareholders’ Reports	17
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	1,093
Net Investment Income	27,330
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,089
Futures Contracts	(1,826)
Swap Contracts	(392)
Forward Currency Contracts	737
Foreign Currencies	8
Realized Net Gain (Loss)	616
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(15,667)
Floating Rate Loan Commitments	6
Futures Contracts	450
Swap Contracts	746
Forward Currency Contracts	128
Foreign Currencies	13
Change in Unrealized Appreciation (Depreciation)	(14,324)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,622

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $342, ($2), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
20

High Yield Bond Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,330	46,071
Realized Net Gain (Loss)	616	3,196
Change in Unrealized Appreciation (Depreciation)	(14,324)	18,915
Net Increase (Decrease) in Net Assets Resulting from Operations	13,622	68,182
Distributions
Total Distributions	(47,752)	(48,210)
Capital Share Transactions
Issued	211,760	157,697
Issued in Lieu of Cash Distributions	47,752	48,210
Redeemed	(85,092)	(155,816)
Net Increase (Decrease) from Capital Share Transactions	174,420	50,091
Total Increase (Decrease)	140,290	70,063
Net Assets
Beginning of Period	811,025	740,962
End of Period	951,315	811,025

See accompanying Notes, which are an integral part of the Financial Statements.
21

High Yield Bond Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.55	$7.40	$7.38	$6.96	$8.06	$8.12
Investment Operations
Net Investment Income[1]	.219	.439	.429	.398	.345	.337
Net Realized and Unrealized Gain (Loss) on Investments	(.111)	.203	.013	.378	(1.074)	(.053)
Total from Investment Operations	.108	.642	.442	.776	(.729)	.284
Distributions
Dividends from Net Investment Income	(.388)	(.492)	(.422)	(.356)	(.371)	(.344)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.388)	(.492)	(.422)	(.356)	(.371)	(.344)
Net Asset Value, End of Period	$7.27	$7.55	$7.40	$7.38	$6.96	$8.06
Total Return	1.56%	9.18%	6.30%	11.66%	-9.23%	3.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$951	$811	$741	$735	$628	$779
Ratio of Total Expenses to Average Net Assets	0.24%	0.24%	0.24%[2]	0.24%[2]	0.25%[2]	0.26%
Ratio of Net Investment Income to Average Net Assets	5.97%	5.98%	5.91%	5.71%	4.82%	4.22%
Portfolio Turnover Rate	29%	46%	50%	43%	34%	30%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24%, 0.24%, and 0.25%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
22

High Yield Bond Portfolio
Notes to Financial Statements
The High Yield Bond Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented 9% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may
23

High Yield Bond Portfolio
terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2026, the portfolio’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2026, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
24

High Yield Bond Portfolio
10. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Wellington Management Company LLP provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard, through its wholly owned subsidiary Vanguard Capital Management, LLC, provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $22,000 for the six months ended June 30, 2026.
For the six months ended June 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.04% of the portfolio’s average net assets.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $20,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
25

High Yield Bond Portfolio
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	47,131	—	47,131
Corporate Bonds	—	808,551	—	808,551
Floating Rate Loan Interests	—	30,984	—	30,984
Common Stocks	—	785	—	785
Temporary Cash Investments	16,816	36,816	—	53,632
Total	16,816	924,267	—	941,083

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	6	—	6

Derivative Financial Instruments
Assets
Futures Contracts[1]	344	—	—	344
Forward Currency Contracts	—	106	—	106
Swap Contracts[1]	—	834	—	834
Total	344	940	—	1,284
Liabilities
Futures Contracts[1]	(83)	—	—	(83)
Forward Currency Contracts	—	(13)	—	(13)
Total	(83)	(13)	—	(96)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
At June 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	344	—	—	344
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	834	834
Unrealized Appreciation—Forward Currency Contracts	—	106	—	106
Total Assets	344	106	834	1,284

Unrealized Depreciation—Futures Contracts[1]	(83)	—	—	(83)
Unrealized Depreciation—Forward Currency Contracts	—	(13)	—	(13)
Liabilities	(83)	(13)	—	(96)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(1,826)	—	—	(1,826)
Swap Contracts	—	—	(392)	(392)
Forward Currency Contracts	—	737	—	737
Realized Net Gain (Loss) on Derivatives	(1,826)	737	(392)	(1,481)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	450	—	—	450
Swap Contracts	—	—	746	746
Forward Currency Contracts	—	128	—	128
Change in Unrealized Appreciation (Depreciation) on Derivatives	450	128	746	1,324
26

High Yield Bond Portfolio
F.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	948,706
Gross Unrealized Appreciation	9,925
Gross Unrealized Depreciation	(16,354)
Net Unrealized Appreciation (Depreciation)	(6,429)
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the portfolio had available capital losses totaling $42,544,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.
During the six months ended June 30, 2026, the portfolio purchased $281,797,000 of investment securities and sold $154,978,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $98,946,000 and $96,546,000, respectively.
H.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	28,150	21,611
Issued in Lieu of Cash Distributions	6,745	6,877
Redeemed	(11,408)	(21,292)
Net Increase (Decrease) in Shares Outstanding	23,487	7,196
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 30% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692HY 082026
27

Financial Statements
For the six-months ended June 30, 2026
Vanguard Variable Insurance Funds
International Portfolio

Contents
Financial Statements	1

International Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.1%)
Australia (0.8%)
	WiseTech Global Ltd.	656,113	15,052
	Rio Tinto plc	146,535	13,863
			28,915
Austria (0.7%)
	Erste Group Bank AG	166,310	22,259
Belgium (1.4%)
*	Argenx SE	35,662	33,054
	UCB SA	48,287	14,456
			47,510
Brazil (4.3%)
*	MercadoLibre Inc.	56,252	95,482
*	NU Holdings Ltd. Class A	3,526,962	47,120
	Raia Drogasil SA	1,617,483	5,267
			147,869
Canada (3.1%)
	Royal Bank of Canada	172,554	35,731
	Toronto-Dominion Bank	256,452	31,181
*	Shopify Inc. Class A (XTSE)	269,360	30,756
	Kinross Gold Corp.	273,336	6,456
			104,124
China (7.8%)
	Tencent Holdings Ltd.	1,155,600	63,769
	BYD Co. Ltd. Class H	5,068,800	46,967
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	738,200	42,911
*,1	Meituan Class B	2,395,392	21,145
*	PDD Holdings Inc. ADR	273,412	20,856
	Contemporary Amperex Technology Co. Ltd. Class A	335,700	19,514
*,1	Wuxi Biologics Cayman Inc.	2,952,000	13,129
	Shenzhen Inovance Technology Co. Ltd. Class A	1,246,121	12,220
*,1	Innovent Biologics Inc.	973,000	9,911
*,1	Akeso Inc.	764,000	8,602
	Tencent Music Entertainment Group ADR	1,004,518	8,388
			267,412
Denmark (3.5%)
	DSV A/S	230,429	54,831
	Vestas Wind Systems A/S	715,330	20,254
	Novo Nordisk A/S Class B	357,910	17,189
*	Genmab A/S	50,746	13,912
	Ambu A/S Class B	1,134,662	10,599
*	Zealand Pharma A/S	75,843	3,367
			120,152
France (5.8%)
	L'Oreal SA (XPAR)	118,124	51,780
	Air Liquide SA (XPAR)	195,459	38,706
	Hermes International SCA	19,150	35,020
	TotalEnergies SE (TQEX)	319,736	24,724
	Legrand SA	114,219	19,354
	LVMH Moet Hennessy Louis Vuitton SE	33,637	18,603
*	SOITEC	60,821	8,184
			196,371
Germany (2.4%)
	Infineon Technologies AG	263,895	24,859
	SAP SE	125,542	19,352
[2]	Beiersdorf AG	165,654	14,267
	Siemens AG (Registered)	41,404	13,312
1

International Portfolio
		Shares	Market Value• ($000)
	Bayerische Motoren Werke AG (XETR)	159,800	10,491
			82,281
Hong Kong (1.4%)
	AIA Group Ltd.	5,123,000	46,902
India (1.7%)
	HDFC Bank Ltd.	3,891,819	32,845
	Reliance Industries Ltd.	1,016,539	13,925
*	MakeMyTrip Ltd.	218,779	11,659
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/2015, Cost $5,969)	19,170	80
			58,509
Indonesia (0.2%)
	Bank Central Asia Tbk PT	25,316,100	7,889
Israel (0.1%)
*,2	Wix.com Ltd.	100,217	4,547
Italy (2.8%)
	Ferrari NV	101,942	37,891
	Prysmian SpA	144,477	24,322
	FinecoBank Banca Fineco SpA	780,469	19,624
	Brunello Cucinelli SpA	141,194	13,357
			95,194
Japan (13.0%)
	Keyence Corp.	146,000	73,801
	Advantest Corp.	255,400	52,543
	Disco Corp.	67,700	35,220
	Lasertec Corp.	98,900	31,414
	Recruit Holdings Co. Ltd.	436,800	30,392
	Mitsubishi UFJ Financial Group Inc.	1,315,300	26,205
	Unicharm Corp.	4,458,100	25,834
	MS&AD Insurance Group Holdings Inc.	985,000	25,531
	Daikin Industries Ltd.	99,700	15,208
	ITOCHU Corp.	1,252,000	14,289
	Fast Retailing Co. Ltd.	27,200	13,936
	Hoya Corp.	85,400	13,775
	KDDI Corp.	812,300	13,645
	Terumo Corp.	872,000	11,909
	Mitsubishi Electric Corp.	272,500	9,994
	SBI Holdings Inc.	586,000	9,610
	SMC Corp.	21,300	9,523
	SoftBank Group Corp.	229,600	8,517
	FUJIFILM Holdings Corp.	384,400	8,224
	Sony Group Corp.	374,600	7,538
	Shimano Inc.	53,500	5,706
			442,814
Netherlands (6.8%)
	ASML Holding NV	71,068	140,727
*,1	Adyen NV	53,222	49,929
	EXOR NV	314,313	24,080
	Heineken NV	189,340	15,897
			230,633
Norway (0.4%)
	DNB Bank ASA	510,215	15,190
Singapore (3.3%)
*	Sea Ltd. ADR	817,846	78,374
	DBS Group Holdings Ltd.	676,200	34,239
			112,613
South Korea (4.9%)
	SK Hynix Inc. (XKRX)	43,405	76,592
	Samsung Electronics Co. Ltd. (XKRX)	239,648	53,177
*	Coupang Inc.	1,788,904	31,073
	Kia Corp.	51,808	4,679
	Hanwha Aerospace Co. Ltd.	4,745	3,071
			168,592
2

International Portfolio
		Shares	Market Value• ($000)
Spain (1.4%)
	Banco Bilbao Vizcaya Argentaria SA	1,068,105	26,891
	Iberdrola SA (XMAD)	537,146	13,369
	Industria de Diseno Textil SA	117,377	7,399
			47,659
Sweden (2.3%)
	Atlas Copco AB Class A	3,265,448	66,187
	Svenska Handelsbanken AB Class A	549,133	8,081
*	Kinnevik AB Class B	853,670	4,583
			78,851
Switzerland (7.5%)
	Roche Holding AG	150,866	62,019
	Lonza Group AG (Registered)	82,333	55,542
	Galderma Group AG	168,554	38,337
	Sika AG (Registered)	135,993	28,044
	Cie Financiere Richemont SA Class A (Registered)	98,401	22,714
	Chocoladefabriken Lindt & Spruengli AG	1,249	14,509
	Belimo Holding AG (Registered)	11,296	12,701
	Alcon AG	168,509	11,363
	Temenos AG (Registered)	109,636	8,969
			254,198
Taiwan (8.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,369,000	265,781
	Hon Hai Precision Industry Co. Ltd.	1,774,000	14,156
			279,937
United Kingdom (5.5%)
	RELX plc	1,197,766	37,855
*	Wise Group plc Class A	3,077,907	36,896
	AstraZeneca plc	141,836	26,481
	London Stock Exchange Group plc	185,108	20,013
	Haleon plc	3,954,953	18,225
	HSBC Holdings plc	925,970	17,510
	Reckitt Benckiser Group plc (XLON)	227,806	14,838
	Sage Group plc	741,472	8,044
	BAE Systems plc	310,724	7,615
*,3,4	Brandtech Group LLC PP Class A (Acquired 9/23/2015, Cost $5,200)	3,903,901	1,421
			188,898
United States (6.8%)
*	Spotify Technology SA	181,926	83,528
	NVIDIA Corp.	175,969	35,210
	Shell plc	875,887	33,925
*	Moderna Inc.	356,823	24,988
	Schneider Electric SE	75,650	24,755
*,2	ARM Holdings plc ADR	42,526	15,078
*	Atlassian Corp. Ltd. Class A	173,736	13,515
			230,999
Total Common Stocks (Cost $2,680,010)			3,280,318
Preferred Stock (0.9%)
	Sartorius AG Preference Shares (Cost $55,094)	108,584	28,487
3

International Portfolio
		Shares	Market Value• ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[5,6]	Vanguard Market Liquidity Fund, 3.682% (Cost $88,994)	889,999	88,991
Total Investments (99.6%) (Cost $2,824,098)			3,397,796
Other Assets and Liabilities—Net (0.4%)			15,187
Net Assets (100%)			3,412,983
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $102,716, representing 3.0% of net assets.

2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,970.
3	Restricted securities totaling $1,501, representing 0.0% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $14,507 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Mini MSCI EAFE Index	September 2026	373	58,660	73
MSCI Emerging Markets Index	September 2026	355	31,192	(16)
				57

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	9/16/2026	USD	123	CHF	97	2	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	2,112	EUR	1,825	20	—
State Street Bank & Trust Co.	9/16/2026	USD	171	SEK	1,612	4	—
						26	—

CHF—Swiss franc.
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Portfolio
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,735,104)	3,308,805
Affiliated Issuers (Cost $88,994)	88,991
Total Investments in Securities	3,397,796
Investment in Vanguard	73
Cash	4
Cash Collateral Pledged—Futures Contracts	4,223
Foreign Currency, at Value (Cost $990)	638
Receivables for Investment Securities Sold	23,727
Receivables for Accrued Income	8,216
Receivables for Capital Shares Issued	312
Variation Margin Receivable—Futures Contracts	647
Unrealized Appreciation—Forward Currency Contracts	26
Other Assets	56
Total Assets	3,435,718
Liabilities
Payables for Investment Securities Purchased	213
Collateral for Securities on Loan	14,507
Payables to Investment Advisor	906
Payables for Capital Shares Redeemed	5,704
Payables to Vanguard	552
Deferred Foreign Capital Gains Taxes	853
Total Liabilities	22,735
Net Assets	3,412,983
1 Includes $13,970 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	2,572,588
Total Distributable Earnings (Loss)	840,395
Net Assets	3,412,983

Net Assets
Applicable to 120,429,657 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,412,983
Net Asset Value Per Share	$28.34

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Portfolio
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	27,723
Interest[2]	1,734
Securities Lending—Net	38
Total Income	29,495
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,556
Performance Adjustment	(752)
The Vanguard Group—Note C
Management and Administrative	2,925
Marketing and Distribution	100
Custodian Fees	77
Shareholders’ Reports	22
Trustees’ Fees and Expenses	1
Other Expenses	87
Total Expenses	5,016
Net Investment Income	24,479
Realized Net Gain (Loss)
Investment Securities Sold[2]	245,139
Futures Contracts	8,915
Forward Currency Contracts	44
Foreign Currencies	(198)
Realized Net Gain (Loss)	253,900
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(90,956)
Futures Contracts	(622)
Forward Currency Contracts	49
Foreign Currencies	(397)
Change in Unrealized Appreciation (Depreciation)	(91,926)
Net Increase (Decrease) in Net Assets Resulting from Operations	186,453

1	Dividends are net of foreign withholding taxes of $2,560.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,664, ($8), and ($3), respectively. Purchases and sales are for temporary cash investment purposes.

3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,624).

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,479	27,635
Realized Net Gain (Loss)	253,900	156,570
Change in Unrealized Appreciation (Depreciation)	(91,926)	382,835
Net Increase (Decrease) in Net Assets Resulting from Operations	186,453	567,040
Distributions
Total Distributions	(190,565)	(205,044)
Capital Share Transactions
Issued	213,550	347,915
Issued in Lieu of Cash Distributions	190,565	205,044
Redeemed	(290,827)	(533,413)
Net Increase (Decrease) from Capital Share Transactions	113,288	19,546
Total Increase (Decrease)	109,176	381,542
Net Assets
Beginning of Period	3,303,807	2,922,265
End of Period	3,412,983	3,303,807

See accompanying Notes, which are an integral part of the Financial Statements.
7

International Portfolio
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.59	$25.60	$24.57	$22.52	$39.70	$43.57
Investment Operations
Net Investment Income[1]	.206	.237	.247	.287	.269	.345
Net Realized and Unrealized Gain (Loss) on Investments	1.191	4.573	1.929	2.937	(11.155)	(1.007)
Total from Investment Operations	1.397	4.810	2.176	3.224	(10.886)	(.662)
Distributions
Dividends from Net Investment Income	(.316)	(.235)	(.314)	(.372)	(.398)	(.123)
Distributions from Realized Capital Gains	(1.331)	(1.585)	(.832)	(.802)	(5.896)	(3.085)
Total Distributions	(1.647)	(1.820)	(1.146)	(1.174)	(6.294)	(3.208)
Net Asset Value, End of Period	$28.34	$28.59	$25.60	$24.57	$22.52	$39.70
Total Return	5.80%	19.97%	9.01%	14.65%	-30.12%	-1.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,413	$3,304	$2,922	$3,019	$2,837	$4,247
Ratio of Total Expenses to Average Net Assets[2]	0.30%	0.32%	0.31%[3]	0.33%	0.41%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.46%	0.87%	0.97%	1.21%	1.06%	0.81%
Portfolio Turnover Rate	20%	20%	22%	15%	17%	21%[4]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.03%), (0.03%), (0.02%), 0.06%, and 0.04%.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
8

International Portfolio
Notes to Financial Statements
The International Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the portfolio’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2026, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9

International Portfolio
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.
The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the portfolio for a basic fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the portfolio’s average net assets, before a net decrease of $752,000 (0.05%) based on performance.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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International Portfolio
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the portfolio had contributed to Vanguard capital in the amount of $73,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	424,312	58,680	—	482,992
Common Stocks—Other	154,897	2,640,928	1,501	2,797,326
Preferred Stock	—	28,487	—	28,487
Temporary Cash Investments	88,991	—	—	88,991
Total	668,200	2,728,095	1,501	3,397,796

Derivative Financial Instruments
Assets
Futures Contracts[1]	73	—	—	73
Forward Currency Contracts	—	26	—	26
Total	73	26	—	99
Liabilities
Futures Contracts[1]	(16)	—	—	(16)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
At June 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	73	—	73
Unrealized Appreciation—Forward Currency Contracts	—	26	26
Total Assets	73	26	99

Unrealized Depreciation—Futures Contracts[1]	(16)	—	(16)
Total Liabilities	(16)	—	(16)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of
Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	8,915	—	8,915
Forward Currency Contracts	—	44	44
Realized Net Gain (Loss) on Derivatives	8,915	44	8,959
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(622)	—	(622)
Forward Currency Contracts	—	49	49
Change in Unrealized Appreciation (Depreciation) on Derivatives	(622)	49	(573)
11

International Portfolio
F.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,830,413
Gross Unrealized Appreciation	1,030,738
Gross Unrealized Depreciation	(463,272)
Net Unrealized Appreciation (Depreciation)	567,466
G.
During the six months ended June 30, 2026, the portfolio purchased $639,163,000 of investment securities and sold $694,193,000 of investment securities, other than temporary cash investments.
H.
Capital shares issued and redeemed were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	7,455	12,717
Issued in Lieu of Cash Distributions	7,785	8,359
Redeemed	(10,354)	(19,704)
Net Increase (Decrease) in Shares Outstanding	4,886	1,372
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2026, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 30% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q692I 082026
12

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Small Company Growth Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Small Company Growth Portfolio (Trustees) have approved a restructuring of the fund’s investment advisory arrangements whereby T. Rowe Price Associates, Inc. (T. Rowe Price), has been added as an advisor to the fund and ArrowMark Colorado Holdings, LLC has been removed as an advisor to the fund. The Trustees also renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The Trustees determined that the restructuring and continuation of the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the Trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group (QE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. VPM is led by experienced portfolio managers and analysts, is appropriately resourced, and has depth and stability. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. QE seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The Trustees also considered the quality of the services to be provided by T. Rowe Price. The Trustees considered that T. Rowe Price is a highly regarded firm with a record of competitive long-term results and a long-standing reputation as a disciplined, research-driven firm. The fund’s investment team employs a strategy of selecting stocks that score highly in the team’s multi-factor quantitative model and carry “buy” ratings from the firm’s fundamental research analysts.

The Trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted the restructuring and continuation of the advisory arrangements.

Investment performance

The Trustees concluded that T. Rowe Price has a successful track record managing other funds operating integrated small-cap growth and small-mid–cap core strategies and determined the performance was such that the advisory arrangement warranted approval.

The Trustees also determined that VPM’s Quantitative Equity Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees did not consider the profitability of T. Rowe Price in determining whether to approve the advisory fee, because T. Rowe Price is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with T. Rowe Price Partners without any need for asset-level breakpoints. T. Rowe Price’s advisory fee rate is very low relative to the average rate paid by funds in the VVIF portfolio’s peer group. The Trustees also concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Equity Income Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Equity Income Portfolio (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangements was in the best interests of the fund and its shareholders. Wellington Management Company LLP is also advisor to the portfolio.

The Trustees based their decision upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group (QE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. VPM is led by experienced portfolio managers and analysts, is appropriately resourced, and has depth and stability. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. QE seeks to generate consistent, risk-controlled alpha through quantitative models that emphasize securities with attractive valuations, good business models, solid growth prospects, and positive market sentiment.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Quantitative Equity Group, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Money Market Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Money Market Portfolio (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Total Bond Market Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - High Yield Bond Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds High Yield Bond Portfolio (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Short-Term Investment-Grade Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Variable Insurance FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD Variable Insurance FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD Variable Insurance FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.